UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: June 30, 2007

Item 1: Reports to Shareholders.
Institutional Money Market Fund
Shareholder Fee Example (Unaudited)
POI-Institutional Money Market Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Liquidity Money Market Fund
Shareholder Fee Example
POI-Liquidity Money Market Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Asset Allocation Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Asset Allocation Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Bond Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Bond Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Report of Independent Registered Public Accounting Firm
Cash Investment Fund
Shareholder Fee Example (Unaudited)
POI-Cash Investment Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Energy Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Energy Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Index 500 Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Munder Index 500 Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Intermediate Bond Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example
POI-Intermediate Bond Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder International Bond Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Munder International Bond Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
International Equity Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Munder International Equity Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Internet Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Internet Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Large-Cap Growth Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Large-Cap Growth Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Large-Cap Value Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Large-Cap Value Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Micro-Cap Equity Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Micro-Cap Equity Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Mid-Cap Core Growth Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Mid-Cap Core Growth Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Report of Independent Registered Public Accounting Firm
Real Estate Equity Investment Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Real Estate Equity Investment Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder S&P Index Funds
Management’s Discussion of Fund Performance
Munder S&P Midcap Index Equity Fund
Munder S&P SmallCap Index Equity Fund
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-S&P MidCap Index Equity Fund
Statements of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Small-Cap Value Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example
POI-Small-Cap Value Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Small-Mid Cap Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Small-Mid Cap Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Tax-Free Money Market Fund
Shareholder Fee Example (Unaudited)
POI-Tax-Free Money Market Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Report of Independent Registered Public Accounting Firm
Tax-Free Short & Intermediate Bond Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Tax-Free Short & Intermediate Bond Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Technology Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Technology Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Item 2. Code of Ethics.
Item 3. Audit Committee Financial Expert.
Item 4. Principal Accountant Fees and Services.
Item 5. Audit Committee of Listed Registrants.
Item 6. Schedule of Investments.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10. Submission of Matters to a Vote of Security Holders.
Item 11. Controls and Procedures.
Item 12. Exhibits
SIGNATURES
Code of Ethics
Certifications Required by Rule 30a-2(a)
Certifications Required by Rule 30a-2(b)

Item 1: Reports to Shareholders.

ANNUAL REPORT
June 30, 2007
Institutional
Money Market Fund
Comerica Class K & Y Shares

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Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
13	Notes to Financial Statements
27	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your account is an IRA, your expenses may also have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Comerica Class K	$1,000.00	$1,024.70	$2.06	0.41%
Comerica Class Y	$1,000.00	$1,026.00	$0.80	0.16%

Hypothetical
Comerica Class K	$1,000.00	$1,022.76	$2.06	0.41%
Comerica Class Y	$1,000.00	$1,024.00	$0.80	0.16%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Institutional Money Market Fund

Investment Allocation, June 30, 2007 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of June 30, 2007 is contained in the Portfolio of Investments, which begins on the following page. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

iv

Institutional Money Market Fund

Portfolio of Investments, June 30, 2007

Principal
Amount		Value

ASSET-BACKED SECURITY — 0.1%
(Cost $1,025,564)
$1,025,564	USAA Auto Owner Trust, Series 2006-4, Class A1, 5.340% due 12/13/2007	$1,025,564

CERTIFICATES OF DEPOSIT — 6.3%
25,000,000	Bank of Tokyo – Mitsubishi Limited, YNK, 5.290% due 07/11/2007	25,000,000
25,000,000	Natixis Bank, YNK, 5.400% due 06/11/2008	25,000,000
25,000,000	Rabobank Nederland, YNK, 5.290% due 07/18/2007	25,000,000
25,000,000	Washington Mutual, Inc., 5.300% due 07/16/2007	25,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $100,000,000)		100,000,000

COMMERCIAL PAPER — 59.6%
25,000,000	ANZ National Bank, YNK, 5.250% due 10/01/2007 (a)	24,664,583
25,000,000	Bank of Ireland, YNK, 5.290% due 07/18/2007	25,000,000
25,000,000	CBA (Delaware) Finance, Inc., 5.240% due 09/17/2007 (a)	24,716,167
25,000,000	Charta LLC, 5.250% due 07/12/2007 (a)	24,959,896
25,000,000	CIT Group Inc., 5.190% due 07/19/2007 (a)	24,935,125
	CRC Funding LLC:
25,000,000	5.280% due 08/08/2007 (a)	24,860,667
25,000,000	5.360% due 07/02/2007 (a)	24,996,278
25,000,000	DaimlerChrysler NA Holding Corporation, 5.260% due 07/10/2007 (a)	24,967,125
25,000,000	Dexia Delaware LLC, 5.230% due 07/17/2007 (a)	24,941,889
25,000,000	Edison Asset Securitization LLC, 5.240% due 07/23/2007 (a)	24,919,944
25,000,000	Falcon Asset Securitization Company LLC, 5.240% due 07/10/2007 (a)	24,967,250
25,000,000	Fcar Owner Trust, Series II, 5.240% due 09/12/2007 (a)	24,734,361

See Notes to Financial Statements.

1

Institutional Money Market Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
$25,000,000	Grampian Funding LLC, 5.205% due 07/16/2007 (a)	$24,945,781
25,000,000	Greenwich Capital Holdings, Inc., 5.280% due 12/17/2007 (b)	25,000,000
25,000,000	Greyhawk Funding, LLC, 5.270% due 07/13/2007 (a)	24,956,083
25,000,000	HSBC Finance Corporation, 5.195% due 08/06/2007 (a)	24,870,125
25,000,000	ING U.S. Funding, LLC, 5.220% due 08/14/2007 (a)	24,840,500
25,000,000	Jupiter Securitization Corporation, 5.250% due 07/31/2007 (a)	24,890,625
25,000,000	Kitty Hawk Funding Corporation, 5.270% due 08/15/2007 (a)	24,835,313
20,000,000	Macquarie Bank Limited, YNK, 5.300% due 07/12/2007 (b)	20,000,000
25,000,000	Mane Funding Corporation, 5.250% due 09/18/2007 (a)	24,711,979
25,000,000	Mitsubishi International Corporation, 5.250% due 09/18/2007 (a)	24,711,979
25,000,000	Mont Blanc Capital Corp., 5.230% due 07/25/2007 (a)	24,912,833
25,000,000	Natixis Bank, YNK, 5.370% due 07/02/2007 (a)	24,996,271
	New Center Asset Trust:
25,000,000	5.210% due 07/10/2007 (a)	24,967,437
30,000,000	5.360% due 07/02/2007 (a)	29,995,533
25,000,000	Old Line Funding LLC, 5.250% due 08/03/2007 (a)	24,879,687
25,000,000	Park Avenue Receivables Corporation, 5.240% due 07/09/2007 (a)	24,970,889
25,000,000	Ranger Funding Company LLC, 5.300% due 07/16/2007 (a)	24,944,792
25,000,000	Scaldis Capital LLC, 5.260% due 09/28/2007 (a)	24,674,903
25,000,000	Skandinaviska Enskilda Banken AB, YNK, 5.165% due 07/10/2007 (a)	24,967,719
25,000,000	Societe Generale North America, YNK, 5.220% due 07/23/2007 (a)	24,920,250

See Notes to Financial Statements.

2

Principal
Amount		Value

$25,000,000	Solitaire Funding LLC, 5.240% due 08/23/2007 (a)	$24,807,139
25,000,000	Thames Asset Global Securities, 5.260% due 07/05/2007 (a)	24,985,389
25,000,000	UBS Finance (Delaware) LLC, YNK, 5.200% due 08/06/2007 (a)	24,870,000
25,000,000	Variable Funding Capital Corporation, 5.270% due 07/18/2007 (a)	24,937,785
25,000,000	Victory Receivables Corporation, 5.310% due 07/24/2007 (a)	24,915,187
25,000,000	Yorktown Capital, LLC, 5.290% due 07/23/2007 (a)	24,919,181

TOTAL COMMERCIAL PAPER
(Cost $946,090,665)		946,090,665

CORPORATE BONDS AND NOTES — 12.6%
30,000,000	Bank of America, NA, 5.335% due 08/07/2007	30,000,000
25,000,000	CC USA, Inc., MTN, 144A, 5.270% due 07/30/2007 (b),(c),(d),(e)	24,999,803
25,000,000	Fifth Third Bancorp, 144A, 5.320% due 07/23/2008 (b),(c),(d),(e)	25,000,000
25,000,000	K2 USA LLC, MTN, 144A, 5.320% due 06/25/2008 (b),(c),(d),(e)	25,000,000
25,000,000	MBIA Global Funding LLC, 144A, 5.310% due 01/10/2008 (b),(c),(d),(e)	25,000,000
25,000,000	Merrill Lynch & Co., Inc., MTN, 5.290% due 07/27/2007 (b)	25,000,000
25,000,000	Tango Finance Corp, MTN, 144A, 5.270% due 05/14/2008 (b),(c),(d),(e)	24,997,828
20,000,000	Wells Fargo Bank NA, 5.280% due 07/17/2008 (b)	20,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $199,997,631)		199,997,631

FUNDING AGREEMENT — 1.6%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Company, 5.400% due 09/27/2007 (b),(f),(g)	25,000,000

See Notes to Financial Statements.

3

Institutional Money Market Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

REPURCHASE AGREEMENTS — 19.0%
$205,000,000	Agreement with Merrill Lynch & Co., Inc., 5.350% dated 06/29/2007, to be repurchased at $205,091,396 on 07/02/2007, collateralized by $147,151,809 FHLMC, 5.500% maturing 05/01/2037 (value $141,095,832), and $77,235,000 FNMA, 6.000% maturing 12/01/2036 (value $70,055,732)	$205,000,000
90,000,000	Agreement with Salomon Brothers Holdings, Inc., 5.340% dated 06/29/2007, to be repurchased at $90,040,050 on 07/02/2007, collateralized by $104,380,552 FNMA, 5.000%-6.000% having maturities from 10/01/2036-02/01/2037 (value $91,800,000)	90,000,000
6,750,000	Agreement with State Street Bank and Trust Company, 3.900% dated 06/29/2007, to be repurchased at $6,752,194 on 07/02/2007, collateralized by $2,650,000 FHLMC Discount Note, 4.953% maturing 05/14/2008 (value $2,534,063), and $3,575,000 FNMA, 7.125% maturing 01/15/2030 (value $4,352,563)	6,750,000

TOTAL REPURCHASE AGREEMENTS
(Cost $301,750,000)		301,750,000

TOTAL INVESTMENTS
(Cost $1,573,863,860)	99.2%	1,573,863,860
OTHER ASSETS AND LIABILITIES (Net)	0.8	12,528,160

NET ASSETS	100.0%	$1,586,392,020

See Notes to Financial Statements.

4

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of June 30, 2007.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(f)	Security subject to restrictions on resale under the terms of the Funding Agreement.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more that 10% of its net assets in illiquid securities. At June 30, 2007, this security represents $25,000,000, 1.6% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Company, 5.400% due 09/27/2007	09/27/2006	$25,000,000

ABBREVIATIONS:

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN   — Medium Term Note
YNK   — Yankee Security

See Notes to Financial Statements.

5

Institutional Money Market Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$1,272,113,860
Repurchase agreements	301,750,000

Total Investments	1,573,863,860
Cash	738
Interest receivable	2,399,054
Receivable from Advisor	203,999
Receivable for Fund shares sold	53,733,025
Prepaid expenses and other assets	32,962

Total Assets	1,630,233,638

LIABILITIES:
Payable for Fund shares redeemed	39,869,701
Dividends payable	3,339,517
Investment advisory fees payable	190,660
Transfer agency/record keeping fees payable	105,122
Administration fees payable	102,526
Shareholder servicing fees payable — Comerica Class K Shares	91,261
Trustees’ fees and expenses payable	49,893
Custody fees payable	17,006
Accrued expenses and other payables	75,932

Total Liabilities	43,841,618

NET ASSETS	$1,586,392,020

Investments, at cost	$1,573,863,860

See Notes to Financial Statements.

6

NET ASSETS consist of:
Undistributed net investment income	$5,163
Paid-in capital	1,586,386,857

$1,586,392,020

NET ASSETS:
Comerica Class K Shares	$441,004,363

Comerica Class Y Shares	$1,145,387,657

SHARES OUTSTANDING:
Comerica Class K Shares	441,004,362

Comerica Class Y Shares	1,145,381,913

COMERICA CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

COMERICA CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

See Notes to Financial Statements.

7

Institutional Money Market Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$80,303,280

EXPENSES:
Shareholder servicing fees:
Comerica Class K Shares	932,304
Investment advisory fees	3,003,457
Administration fees	1,290,830
Transfer agency/record keeping fees	616,130
Custody fees	195,962
Legal and audit fees	81,849
Printing and mailing fees	40,394
Trustees’ fees and expenses	39,170
Registration and filing fees	1,024
Other	65,902

Total Expenses	6,267,022
Fees waived and expenses reimbursed by Advisor	(2,934,029)

Net Expenses	3,332,993

NET INVESTMENT INCOME	76,970,287

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$76,970,287

See Notes to Financial Statements.

8

Institutional Money Market Fund

Statements of Changes in Net Assets

	Year Ended	Period Ended	Year Ended
	June 30, 2007	June 30, 2006(a)	December 31, 2005(a)

Net investment income	$76,970,287	$28,722,199	$34,365,710

Net increase in net assets resulting from operations	76,970,287	28,722,199	34,365,710
Dividends to shareholders from net investment income:
Comerica Class K Shares	(18,415,003)	(3,572,137)	(1,946,708)
Comerica Class Y Shares	(58,555,284)	(25,150,062)	(32,419,002)
Net increase/(decrease) in net assets from Fund share transactions:
Comerica Class K Shares	234,330,571	89,875,395	105,135,855
Comerica Class Y Shares	(7,825,161)	41,208,762	160,362,412

Net increase in net assets	226,505,410	131,084,157	265,498,267
NET ASSETS:
Beginning of period	1,359,886,610	1,228,802,453	963,304,186

End of period	$1,586,392,020	$1,359,886,610	$1,228,802,453

Undistributed net investment income	$5,163	$5,163	$5,163

Capital Stock Activity(b):
Comerica Class K Shares:
Sold	$1,728,191,459	$473,478,417	$637,848,255
Issued as reinvestment of dividends	17,266,481	3,142,480	1,256,969
Redeemed	(1,511,127,369)	(386,745,502)	(533,969,369)

Net increase	$234,330,571	$89,875,395	$105,135,855

Comerica Class Y Shares:
Sold	$3,891,724,717	$1,601,767,259	$2,784,759,966
Issued as reinvestment of dividends	10,813,784	6,757,267	7,009,094
Redeemed	(3,910,363,662)	(1,567,315,764)	(2,631,406,648)

Net increase/(decrease)	$(7,825,161)	$41,208,762	$160,362,412

(a)	Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

9

Institutional Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Comerica Class K Shares

	Year	Period		Year	Period
	Ended	Ended		Ended	Ended
	6/30/07	6/30/06		12/31/05	12/31/04

Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.049	0.021		0.029	0.004

Total from investment operations	0.049	0.021		0.029	0.004

Less distributions:
Dividends from net investment income	(0.049)	(0.021)		(0.029)	(0.004)

Total distributions	(0.049)	(0.021)		(0.029)	(0.004)

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00

Total return(b)	5.05%	2.17%		2.88%	0.43%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$441,004	$206,674		$116,798	$11,663
Ratio of operating expenses to average net assets	0.41%	0.41	%(c)	0.41%	0.37	%(c)
Ratio of net investment income to average net assets	4.94%	4.38	%(c)	2.98%	1.62	%(c)
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.61%	0.62	%(c)	0.62%	0.61	%(c)

(a)	Comerica Class K and Comerica Class Y Shares of the Fund commenced operations on September 20, 2004 and January 4, 1999, respectively. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

10

Comerica Class Y Shares

Year	Period		Year	Year	Year	Year
Ended	Ended		Ended	Ended	Ended	Ended
6/30/07	6/30/06		12/31/05	12/31/04	12/31/03	12/31/02

$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

0.052	0.023		0.031	0.013	0.011	0.018

0.052	0.023		0.031	0.013	0.011	0.018

(0.052)	(0.023)		(0.031)	(0.013)	(0.011)	(0.018)

(0.052)	(0.023)		(0.031)	(0.013)	(0.011)	(0.018)

$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

5.32%	2.30%		3.14%	1.28%	1.12%	1.79%

$1,145,388	$1,153,213		$1,112,004	$951,642	$1,006,660	$1,223,380
0.16%	0.16	%(c)	0.16%	0.12%	0.12%	0.12%
5.19%	4.59	%(c)	3.10%	1.27%	1.11%	1.74%
0.36%	0.37	%(c)	0.37%	0.36%	0.33%	0.31%

See Notes to Financial Statements.

11

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12

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2007

1.	Organization

    The Fund is part of the Munder Funds family (the “Munder Funds” or the “Funds”), which consisted of 25 portfolios as of June 30, 2007, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Institutional Money Market Fund (the “Fund”), a series of MST. Financial statements of the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 2 classes of shares — Comerica Class K and Comerica Class Y Shares. Comerica Class K and Comerica Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge (CDSC). Both classes of shares have identical rights and voting privileges.

    Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest,

13

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated between the share classes based on their relative average net assets.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return.

14

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

Management has evaluated the application of FIN 48 and has determined there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statement and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.20% of its average daily net assets.

    The Advisor voluntarily waived fees and reimbursed certain expenses of the Fund in the amounts of $601,758 and $2,332,271, respectively, for the year ended June 30, 2007. These amounts are reflected as fees waived and expenses reimbursed by Advisor in the accompanying Statement of Operations. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.1600% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2007, the Advisor earned $1,290,830 before payment of sub-administration fees and $865,316 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.0860% for administrative services.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the

15

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

Advisor (87% on a fully diluted basis). In addition, as of June 30, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $90,496 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2007.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the year ended June 30, 2007, no officer, director or employee of the Advisor, Comerica or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Comerica Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.25%.

    No payments are made under the Plan with regard to Comerica Class Y Shares.

    Comerica Bank is among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2007, the Fund

16

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

paid $58,660 to Comerica Bank for shareholder services provided to Comerica Class K shareholders.

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    During year ended June 30, 2007, the period ended June 30, 2006 and the year ended December 31, 2005, distributions of $76,970,287, $28,722,199 and $34,365,710, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2007, the components of distributable earnings on a tax basis consisted of $3,385,569 of undistributed ordinary income.

    The difference between book and tax distributable earnings is primarily due to deferred trustees’ fees and dividends payable.

    At June 30, 2007, aggregate cost for Federal income tax purposes was $1,573,863,860.

7.	Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

17

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

8. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

9. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

10.	Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

18

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

19

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of the Advisory Agreement.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three- and five-year and since inception total return, on both a gross and net basis, of the Fund’s Comerica Class Y Shares as of December 31, 2006 and compared this information to the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the one-, three- and five-year total return on a net basis of the Fund’s Comerica Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. The Board also considered the Fund’s one-, three- and five-year total return as compared to the performance of other funds in the same Morningstar category as the Fund. In this regard, the Board considered that the Fund’s average annual total returns for Comerica Class Y Shares, on both a gross and net basis, exceeded the median performance of the Fund’s Lipper peer group for the one-, three- and five-year periods.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of

20

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

21

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

11.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees
Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business- University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

22

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

23

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

24

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
	Position(s) with	Office(1) and	Occupation(s)	Complex
	MFI, MFT and	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Framlington	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee
Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers
John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

25

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

26

Report of Independent Registered Public Accounting Firm

To the Shareholders of Institutional Money Market Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Institutional Money Market Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Money Market Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

27

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNINSTMM607

ANNUAL REPORT
June 30, 2007
Liquidity Money
Market Fund

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
11	Notes to Financial Statements
26	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The first line of the table below entitled “Actual” provides information about actual account values and actual expenses for the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the first line entitled “Actual” under the heading “Expenses Paid During Period.” If your account is an IRA, your expenses may also have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The second line of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	1/1/07	6/30/07	1/1/07-6/30/07

Actual	$1,000.00	$1,022.90	$3.86
Hypothetical	$1,000.00	$1,020.98	$3.86

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio of 0.77% by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Liquidity Money Market Fund

Investment Allocation, June 30, 2007 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of June 30, 2007 is contained in the Portfolio of Investments, which begins on the following page. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

iv

Liquidity Money Market Fund

Portfolio of Investments, June 30, 2007

Principal
Amount		Value

CERTIFICATES OF DEPOSIT — 8.4%
$3,000,000	Bank of Tokyo — Mitsubishi Limited, YNK, 5.290% due 07/11/2007	$3,000,000
3,000,000	Natixis Bank, YNK, 5.400% due 06/11/2008	3,000,000
3,000,000	Rabobank Nederland, YNK, 5.290% due 07/18/2007	3,000,000
3,000,000	Washington Mutual, Inc., 5.300% due 07/16/2007	3,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $12,000,000)		12,000,000

COMMERCIAL PAPER — 66.5%
3,000,000	Amsterdam Funding Corporation, 5.260% due 07/27/2007 (a)	2,988,603
3,000,000	Bank of Ireland, YNK, 5.290% due 07/18/2007	3,000,000
3,000,000	Barton Capital LLC, 5.260% due 07/11/2007 (a)	2,995,617
3,000,000	CAFCO LLC, 5.270% due 09/05/2007 (a)	2,971,015
3,000,000	CBA (Delaware) Finance, Inc., 5.240% due 09/17/2007 (a)	2,965,940
3,000,000	Charta LLC, 5.250% due 08/14/2007 (a)	2,980,750
3,000,000	CRC Funding LLC, 5.250% due 07/13/2007 (a)	2,994,750
3,000,000	Crown Point Capital Company, LLC, 5.250% due 07/11/2007 (a)	2,995,625
3,000,000	Dexia Delaware LLC, 5.230% due 07/17/2007 (a)	2,993,027
3,000,000	Edison Asset Securitization LLC, 5.230% due 08/03/2007 (a)	2,985,617
3,000,000	Grampian Funding LLC, 5.205% due 07/16/2007 (a)	2,993,494
3,000,000	Greenwich Capital Holdings, Inc., 5.280% due 12/17/2007 (b)	3,000,000
3,000,000	Greyhawk Funding, LLC, 5.270% due 07/13/2007 (a)	2,994,730
3,000,000	HBOS Treasury Services plc, YNK, 5.225% due 07/30/2007 (a)	2,987,373

See Notes to Financial Statements.

1

Liquidity Money Market Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
$3,000,000	HSBC Finance Corporation, 5.195% due 08/06/2007 (a)	$2,984,415
3,000,000	ING U.S. Funding, LLC, 5.220% due 08/14/2007 (a)	2,980,860
3,000,000	Kitty Hawk Funding Corporation, 5.270% due 08/15/2007 (a)	2,980,237
3,000,000	Lexington Parker Capital Company, LLC, 5.260% due 10/05/2007 (a)	2,957,920
3,000,000	Liberty Street Funding Corporation, 5.270% due 09/26/2007 (a)	2,961,793
3,000,000	Macquarie Bank Limited, YNK, 5.300% due 07/12/2007 (b)	3,000,000
3,000,000	Mane Funding Corporation, 5.250% due 09/18/2007 (a)	2,965,437
3,000,000	Mitsubishi International Corporation, 5.250% due 09/18/2007 (a)	2,965,437
3,000,000	Mont Blanc Capital Corp., 5.230% due 07/25/2007 (a)	2,989,540
3,000,000	New Center Asset Trust, 5.210% due 07/10/2007 (a)	2,996,092
3,000,000	Scaldis Capital LLC, 5.200% due 07/25/2007 (a)	2,989,600
3,000,000	Solitaire Funding LLC, 5.240% due 08/23/2007 (a)	2,976,857
3,000,000	Thames Asset Global Securities, 5.250% due 09/20/2007 (a)	2,964,563
3,000,000	Thunder Bay Funding, LLC, 5.270% due 08/08/2007 (a)	2,983,312
3,000,000	UBS Finance (Delaware) LLC, YNK, 5.200% due 08/06/2007 (a)	2,984,400
3,000,000	Variable Funding Capital Corporation, 5.270% due 07/18/2007 (a)	2,992,534
3,000,000	Victory Receivables Corporation, 5.310% due 07/24/2007 (a)	2,989,822
3,000,000	Yorktown Capital, LLC, 5.260% due 07/26/2007 (a)	2,989,042

TOTAL COMMERCIAL PAPER
(Cost $95,498,402)		95,498,402

See Notes to Financial Statements.

2

Principal
Amount		Value

CORPORATE BONDS AND NOTES — 12.5%
$3,000,000	Bank of America, NA, 5.335% due 08/07/2007	$3,000,000
3,000,000	CC USA, Inc., MTN, 144A, 5.270% due 07/30/2007 (b),(c),(d),(e)	2,999,976
3,000,000	K2 USA LLC, MTN, 144A, 5.320% due 06/25/2008 (b),(c),(d),(e)	3,000,000
3,000,000	MBIA Global Funding LLC, 144A, 5.310% due 01/10/2008 (b),(c),(d),(e)	3,000,000
3,000,000	Merrill Lynch & Co., Inc., MTN, 5.290% due 07/27/2007 (b)	3,000,000
3,000,000	Tango Finance Corp., MTN, 144A, 5.280% due 05/14/2008 (b),(c),(d),(e)	2,999,740

TOTAL CORPORATE BONDS AND NOTES
(Cost $17,999,716)		17,999,716

REPURCHASE AGREEMENTS — 10.8%
10,000,000	Agreement with Merrill Lynch & Co., Inc., 5.350% dated 06/29/2007, to be repurchased at $10,004,458 on 07/02/2007, collateralized by $10,745,000 FHLMC, 5.500% maturing 05/01/2037 (value $10,302,794)	10,000,000
5,451,000	Agreement with State Street Bank and Trust Company, 3.900% dated 06/29/2007, to be repurchased at $5,452,772 on 07/02/2007, collateralized by $4,570,000 FNMA, 7.125% maturing 01/15/2030 (value $5,563,975)	5,451,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,451,000)		15,451,000

TOTAL INVESTMENTS
(Cost $140,949,118)	98.2%	140,949,118
OTHER ASSETS AND LIABILITIES (Net)	1.8	2,582,044

NET ASSETS	100.0%	$143,531,162

See Notes to Financial Statements.

3

Liquidity Money Market Fund

Portfolio of Investments, June 30, 2007 (continued)

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of June 30, 2007.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

ABBREVIATIONS:

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN  — Medium Term Note
YNK  — Yankee Security

See Notes to Financial Statements.

4

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5

Liquidity Money Market Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$125,498,118
Repurchase agreements	15,451,000

Total Investments	140,949,118
Cash	530
Interest receivable	222,234
Receivable for Fund shares sold	2,482,818
Prepaid expenses and other assets	12,820

Total Assets	143,667,520

LIABILITIES:
Trustees’ fees and expenses payable	46,184
Distribution and shareholder servicing fees payable	29,791
Administration fees payable	15,040
Transfer agency/record keeping fees payable	8,592
Custody fees payable	2,152
Investment advisory fees payable	1,540
Accrued expenses and other payables	33,059

Total Liabilities	136,358

NET ASSETS	$143,531,162

Investments, at cost	$140,949,118

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(9,389)
Accumulated net realized loss on investments sold	(541)
Paid-in capital	143,541,092

$143,531,162

Net asset value, offering price and redemption price per share ($143,531,162/ 143,558,320 shares outstanding)	$1.00

See Notes to Financial Statements.

6

Liquidity Money Market Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$7,249,410

EXPENSES:
Distribution and shareholder servicing fees	473,785
Investment advisory fees	273,299
Administration fees	204,132
Printing and mailing fees	62,679
Transfer agency/record keeping fees	46,285
Legal and audit fees	45,672
Trustees’ fees and expenses	41,631
Custody fees	33,792
Registration and filing fees	13,069
Other	16,288

Total Expenses	1,210,632
Fees waived by distributor	(135,531)

Net Expenses	1,075,101

NET INVESTMENT INCOME	6,174,309

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,174,309

See Notes to Financial Statements.

7

Liquidity Money Market Fund

Statements of Changes in Net Assets

	Year Ended	Period Ended	Year Ended
	June 30, 2007	June 30, 2006(a)	December 31, 2005(a)

Net investment income	$6,174,309	$2,712,168	$3,304,864

Net increase in net assets resulting from operations	6,174,309	2,712,168	3,304,864
Dividends to shareholders from net investment income	(6,174,309)	(2,712,168)	(3,304,864)
Net increase/(decrease) in net assets from Fund share transactions	15,923,279	(13,144,167)	4,347,150

Net increase/(decrease) in net assets	15,923,279	(13,144,167)	4,347,150
NET ASSETS:
Beginning of period	127,607,883	140,752,050	136,404,900

End of period	$143,531,162	$127,607,883	$140,752,050

Accumulated distributions in excess of net investment income	$(9,389)	$(9,389)	$(9,389)

Capital Stock Activity(b):
Sold	$196,209,014	$155,958,610	$254,591,163
Issued as reinvestment of dividends	6,161,566	2,712,168	3,304,860
Redeemed	(186,447,301)	(171,814,945)	(253,548,873)

Net increase/(decrease)	$15,923,279	$(13,144,167)	$4,347,150

(a)	Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

8

Liquidity Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Year	Period		Year	Year	Year	Year
	Ended	Ended		Ended	Ended	Ended	Ended
	6/30/07	6/30/06		12/31/05	12/31/04	12/31/03	12/31/02

Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.046	0.020		0.025	0.006	0.003	0.010

Total from investment operations	0.046	0.020		0.025	0.006	0.003	0.010

Less distributions:
Dividends from net investment income	(0.046)	(0.020)		(0.025)	(0.006)	(0.003)	(0.010)

Total distributions	(0.046)	(0.020)		(0.025)	(0.006)	(0.003)	(0.010)

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(b)	4.65%	1.98%		2.48%	0.62%	0.30%	1.05%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$143,531	$127,608		$140,752	$136,405	$128,688	$133,187
Ratio of operating expenses to average net assets	0.79%	0.77	%(c)	0.76%	0.77%	0.98%	0.94%
Ratio of net investment income to average net assets	4.56%	3.94	%(c)	2.44%	0.62%	0.28%	1.06%
Ratio of operating expenses to average net assets without expense waivers	0.89%	0.98	%(c)	1.01%	1.02%	1.08%	0.94%

(a)	The Fund commenced operations on June 4, 1997. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

9

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10

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2007

1.	Organization

    The Fund is part of The Munder Funds family (the “Munder Funds” or the “Funds”), which consisted of 25 portfolios as of June 30, 2007, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Liquidity Money Market Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has one class of shares, which are sold without either a front-end sales charge or a contingent deferred sales charge (CDSC).

    Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest,

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Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that, in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Security Transactions and Net Investment Income: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

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Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.20% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2007, the Advisor earned $204,132 before payment of sub-administration fees and $136,806 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.1506% for administrative services.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service.

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Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the year ended June 30, 2007, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST, MSTII or @Vantage. Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). No officer, director or employee of Comerica or any of its affiliates received any compensation from MST, MSTII or @Vantage during the period ended December 29, 2006.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) that was adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund). The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.35%.

    During the year ended June 30, 2007, the Distributor voluntarily waived a portion of its 12b-1 fees in the amount of $135,531. This amount is reflected as fees waived by distributor in the accompanying Statement of Operations. On August 14, 2007, the Fund terminated a Reimbursement Agreement with the Distributor that would have permitted the Distributor to seek reimbursement for eligible fee waivers. At June 30, 2007, no portion of the amount waived by the Distributor was eligible for reimbursement.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, is among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 29, 2006, the Fund paid $144 to Comerica Securities for shareholder services provided to Fund shareholders.

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Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    As determined on June 30, 2007, permanent differences resulting primarily from expiration of capital loss carryover were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Accumulated
Net	Paid-In
Realized Gain	Capital

$123	$(123)

    During the year ended June 30, 2007, the period ended June 30, 2006, and the year ended December 31, 2005, distributions of $6,174,309, $2,712,168 and $3,304,864, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital
Income	Loss Carryover	Total

$28,900	$(541)	$28,359

    The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees.

    As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $541 of unused capital losses of which $537 expires in 2009 and $4 expires in 2011. $123 of capital losses incurred in 1999 expired unused in the current year.

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Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

    At June 30, 2007, aggregate cost for Federal income tax purposes was $140,949,118.

7.	Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789.

8. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

9. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

10. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder

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Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

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Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of the Advisory Agreement.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the Fund’s one-, three- and five-year and since inception total return, on both a gross and net basis, as of December 31, 2006 and compared this information to the median performance of the Fund’s Lipper, Inc. (“Lipper”) “peer group.” The Board also considered the Fund’s one-, three- and five-year total return as compared to the performance of other funds in the same Morningstar category as the Fund. In this regard, the Board considered that: (1) the Fund’s average annual total returns on a gross basis exceeded the median performance of the Fund’s Lipper peer group for the one-, three- and five-year periods and (2) the Fund’s average annual total returns on a net basis equaled the median performance of the Fund’s Lipper peer group for the three-year period, but trailed the median performance of the Fund’s Lipper peer group for the one- and five-year periods. Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund should not preclude approval of the continuance of the Advisory Agreement.

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Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the

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Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

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Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

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Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business- University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

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Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

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Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

		Term of	Principal
		Office(1) and	Occupation(s)
	Position(s) with	Length of	During Past
Name, Address and Age	the Funds	Time Served(2)	5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

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Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

		Term of	Principal
		Office(1) and	Occupation(s)
	Position(s) with	Length of	During Past
Name, Address and Age	the Funds	Time Served(2)	5 Years

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

25

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Liquidity Money Market Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Liquidity Money Market Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquidity Money Market Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

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27

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
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ANNLIQ607

ANNUAL REPORT
June 30, 2007
Munder Asset Allocation
Fund — Balanced
Class A, B, C, K, R & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    The second reason for our enthusiasm is that this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    For Munder Asset Allocation Fund - Balanced investors, there is another benefit. The Fund recently added international segments to its equity allocation, reducing the weights in the domestic equity segments and eliminating the real estate investment trust (REIT) and healthcare segments (although both REITs and healthcare stocks will continue to be held in the Fund). These international segments will now be managed by the new international equity team.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
x	Shareholder Fee Example
1	Portfolio of Investments
22	Statement of Assets and Liabilities
24	Statement of Operations
25	Statements of Changes in Net Assets
26	Statements of Changes in Net Assets — Capital Stock Activity
28	Financial Highlights
35	Notes to Financial Statements
55	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. Some of the Fund’s holdings are invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. Fixed income securities in which the Fund invests will tend to experience smaller fluctuations in value than equity securities. However, investors in any fixed income product should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie charts illustrate the allocation of the Fund’s holdings by investment discipline. A complete list of holdings as of June 30, 2007 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 INVESTMENT DISCIPLINE

ii

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Robert Crosby, Tony Dong, Michael Gura, Anne
Kennedy, Thomas Kenny, Joseph Skornicka, Michael Vandenbossche and Thomas Wald*

    The Fund earned a return of 14.67% for the year ended June 30, 2007, relative to the 14.22% return for a 60%/40% blend of the Russell 3000® Index and the Lehman Brothers Intermediate Government/ Credit Index, and the 15.40% median return for the Lipper universe of mixed-asset target allocation growth funds.

    The Fund is a diversified fund with investments in both the fixed income and equity markets. As of June 30, 2007, the Fund’s asset allocation was 67% equities and 33% fixed income and cash equivalents, with equity holdings divided into six separately-managed segments: large-cap value, large-cap growth, multi-cap growth, mid-cap/small-cap blend (sometimes referred to as “smid”), real estate investment trusts (REIT) and health care. The fixed income portion of the Fund included bonds from the corporate, government and mortgage-related sectors of the market.

    The Fund’s absolute performance for the year ended June 30, 2007 benefited from a positive market environment for both equity and fixed income investors. On a relative basis, the Fund’s large-cap growth, large-cap value, multi-cap growth and smid equity segments, as well as the fixed income segment, contributed to the Fund’s outperformance of its blended Russell/ Lehman Brothers benchmark.

    The fixed income segment’s positive relative performance was largely driven by strong issue selection and the positive impact of sector weights. Stock selection was the key driver of relative strength across the large-cap growth, large-cap value, multi-cap growth and smid equity segments of the Fund, which all outperformed their style-specific benchmarks in addition to the Russell 3000 Index.

    In contrast, the REIT and health care equity segments underperformed their style-specific benchmarks and the Russell 3000 Index, thus detracting from the Fund’s relative performance compared to the blended Russell/ Lehman Brothers benchmark. Weakness among the REIT holdings was due in part to holdings of mortgage-related REITs, as well as relative weakness among the holdings of lodging/resorts REITs and office REITs. The health care segment of the Fund was principally hurt by the lagging performance of its pharmaceuticals and biotechnology holdings.

*The listed portfolio managers represent the team in place through June 30, 2007.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 3000®

iii

Index is an unmanaged index that represents approximately 98% of the investable U.S. equity market. The Lehman Brothers Intermediate Government/ Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mixed-asset target allocation growth funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of shares of the Fund, Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Asset Allocation Fund — Balanced

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

vi

	GROWTH OF A $10,000 INVESTMENT THROUGH 6/30/07(1)

					Russell 3000®/	Lipper Mixed-
				Russell	Lehman	Asset Target
Class and	With		Without	3000®	Blended	Allocation Growth
Inception Date	Load		Load	Index*	Index*	Funds Median**

CLASS Y 4/13/93	$ N/A		$23,670	$20,831	$19,984	$18,828

CLASS A 4/30/93	21,921	#	23,201	20,831	19,984	18,828

CLASS B 6/21/94	N/A		21,815	20,831	19,984	18,828

CLASS C 1/24/96	N/A		21,482	20,831	19,984	18,828

CLASS K 4/16/93	N/A		23,046	20,831	19,984	18,828

CLASS R 7/29/04	N/A		13,723	14,774	13,149	13,643

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

#	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

*	The Russell 3000® Index is an unmanaged index that represents approximately 98% of the investable U.S. equity market. The Russell 3000®/ Lehman Blended Index is a blended index of 60% Russell 3000® Index and 40% Lehman Brothers Intermediate Government/ Credit Index. The Lehman Brothers Intermediate Government/ Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate non-convertible debt of the U.S. Treasury, U.S. government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment- grade U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. Index comparative returns are as of 7/1/97 for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund and as of 8/1/04 for Class R Shares of the Fund.

**	The Lipper Mixed-Asset Target Allocation Growth Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns are as of 7/1/97 for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund and as of 8/1/04 for Class R Shares of the Fund.

vii

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

			One			Five			Ten			Since
	One		Year	Five		Years	Ten		Years	Since		Inception
Class and	Year		w/out	Years		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		load	w/load		load	w/load		load	w/load		load

CLASS Y 4/13/93	N/A		14.67%	N/A		9.74%	N/A		9.00%	N/A		9.35%

CLASS A 4/30/93	8.18%	#	14.48%	8.26%	#	9.49%	8.16%	#	8.78%	8.84%	#	9.27%

CLASS B 6/21/94	8.60%	†	13.60%	8.37%	†	8.66%	N/A		8.11%	N/A		9.69%

CLASS C 1/24/96	12.54%	†	13.54%	N/A		8.64%	N/A		7.95%	N/A		8.62%

CLASS K 4/16/93	N/A		14.48%	N/A		9.47%	N/A		8.71%	N/A		9.12%

CLASS R 7/29/04	N/A		14.19%	N/A		N/A	N/A		N/A	N/A		11.43%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

As identified in the current Fund Prospectus, the gross expense ratios for Class A, Class B, Class C, Class K, Class R and Class Y Shares for the fiscal year ended 6/30/06 were 1.51%, 2.26%, 2.26%, 1.51%, 1.74% and 1.26%, respectively. Expenses for the fiscal year ended 6/30/07 are included in this Annual Report in the Financial Highlights. Munder Capital Management limited certain expenses of Class A, Class B, Class C, Class K and Class Y Shares of the Fund during the 1993-1996 calendar years. Total returns would have been lower if Munder Capital had not limited expenses during those periods.

#	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

viii

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ix

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

x

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$1,066.50	$7.69	1.50%
Class B	$1,000.00	$1,062.50	$11.51	2.25%
Class C	$1,000.00	$1,062.30	$11.51	2.25%
Class K	$1,000.00	$1,066.10	$7.68	1.50%
Class R	$1,000.00	$1,065.30	$9.17	1.79%
Class Y	$1,000.00	$1,067.40	$6.41	1.25%

Hypothetical
Class A	$1,000.00	$1,017.36	$7.50	1.50%
Class B	$1,000.00	$1,013.64	$11.23	2.25%
Class C	$1,000.00	$1,013.64	$11.23	2.25%
Class K	$1,000.00	$1,017.36	$7.50	1.50%
Class R	$1,000.00	$1,015.92	$8.95	1.79%
Class Y	$1,000.00	$1,018.60	$6.26	1.25%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

xi

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xii

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2007

Shares		Value

COMMON STOCKS — 65.9%
Consumer Discretionary — 7.1%
Auto Components — 0.5%
4,250	Johnson Controls, Inc. (a)	$492,022
2,420	Magna International, Inc., Class A	220,196

		712,218

Automobiles — 0.1%
3,060	Harley-Davidson, Inc.	182,407

Diversified Consumer Services — 0.2%
10,850	Service Corporation International	138,663
3,250	Sotheby’s (a)	149,565

		288,228

Hotels, Restaurants & Leisure — 0.2%
4,700	Penn National Gaming, Inc. †	282,423

Household Durables — 0.8%
2,700	Desarrolladora Homex S.A.B. de C.V., ADR †,(a)	163,593
4,350	Garmin Ltd. (a)	321,769
3,350	Jarden Corporation †,(a)	144,084
4,800	Snap-on Incorporated	242,448
6,100	Tempur-Pedic International Inc. (a)	157,990

		1,029,884

Internet & Catalog Retail — 0.7%
7,450	NutriSystems, Inc. †,(a)	520,308
6,575	priceline.com Incorporated †	451,965

		972,273

Leisure Equipment & Products — 0.4%
11,590	Hasbro, Inc. (a)	364,042
2,900	Pool Corporation (a)	113,187

		477,229

Media — 1.8%
6,700	Clear Channel Outdoor Holdings, Inc., Class A †,(a)	189,878
28,917	Comcast Corporation, Class A Special †	808,519
8,600	Omnicom Group Inc.	455,112
9,050	Shaw Communications, Inc., Class B	380,462
23,185	Time Warner Inc.	487,813

		2,321,784

See Notes to Financial Statements.

1

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Multiline Retail — 0.9%
9,225	Kohl’s Corporation †	$655,252
3,350	Nordstrom, Inc.	171,252
5,200	Target Corporation	330,720

		1,157,224

Specialty Retail — 1.0%
4,100	Aéropostale, Inc. †	170,888
7,550	GameStop Corporation, Class A †	295,205
10,450	Guess?, Inc. (a)	502,018
3,225	Jos. A. Bank Clothiers, Inc. †,(a)	133,741
750	Tiffany & Co. (a)	39,795
5,750	United Auto Group, Inc. (a)	122,417

		1,264,064

Textiles, Apparel & Luxury Goods — 0.5%
10,300	Gildan Activewear Inc. †,(a)	353,187
1,550	Polo Ralph Lauren Corporation (a)	152,071
4,800	Skechers U.S.A., Inc., Class A †	140,160
2,400	Wolverine World Wide, Inc. (a)	66,504

		711,922

Total Consumer Discretionary		9,399,656

Consumer Staples — 4.7%
Beverages — 1.1%
3,300	Coca-Cola Company (The)	172,623
5,250	Hansen Natural Corporation †,(a)	225,645
16,195	PepsiCo, Inc.	1,050,246

		1,448,514

Food & Staples Retailing — 1.9%
7,025	Central European Distribution Corporation †,(a)	243,205
32,288	CVS Caremark Corporation	1,176,898
15,320	Kroger Co. (The)	430,952
3,850	United Natural Foods, Inc. †,(a)	102,333
8,585	Wal-Mart Stores, Inc.	413,024
2,975	Walgreen Co.	129,531

		2,495,943

See Notes to Financial Statements.

2

Shares		Value

Consumer Staples (Continued)
Food Products — 0.5%
8,695	Archer-Daniels-Midland Company	$287,717
6,740	General Mills, Inc.	393,751

		681,468

Household Products — 1.1%
5,615	Church & Dwight Co., Inc. (a)	272,103
18,245	Procter & Gamble Company (The)	1,116,412

		1,388,515

Personal Products — 0.1%
4,200	Herbalife Ltd. (a)	166,530

Total Consumer Staples		6,180,970

Energy — 7.0%
Energy Equipment & Services — 2.8%
8,400	Acergy SA, ADR	188,664
4,900	Core Laboratories N.V. †,(a)	498,281
4,300	Dril-Quip, Inc. †	193,285
3,700	Grant Prideco, Inc. †,(a)	199,171
5,850	National Oilwell Varco, Inc. †	609,804
2,870	Noble Corporation	279,882
4,000	Oceaneering International, Inc. †	210,560
4,550	Oil States International, Inc. †,(a)	188,097
9,500	RPC, Inc. (a)	161,880
5,350	Schlumberger Limited	454,429
5,200	Superior Energy Services, Inc. †,(a)	207,584
4,525	Tenaris SA, ADR	221,544
5,150	TETRA Technologies, Inc. †,(a)	145,230
3,400	W-H Energy Services, Inc. †	210,494

		3,768,905

Oil, Gas & Consumable Fuels — 4.2%
6,800	Apache Corporation	554,812
6,610	ConocoPhillips	518,885
26,100	Exxon Mobil Corporation	2,189,268
12,100	Marathon Oil Corporation	725,516
14,350	Occidental Petroleum Corporation	830,578
3,950	Peabody Energy Corporation	191,101

See Notes to Financial Statements.

3

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
4,250	Southwestern Energy Company †,(a)	$189,125
3,800	Total SA, ADR	307,724

		5,507,009

Total Energy		9,275,914

Financials — 14.5%
Capital Markets — 2.0%
3,850	Affiliated Managers Group, Inc. †,(a)	495,726
8,780	Bank of New York Company, Inc. (The)	363,843
950	BlackRock, Inc. (a)	148,761
3,500	Eaton Vance Corp.	154,630
1,295	Goldman Sachs Group, Inc. (The)	280,691
13,345	Merrill Lynch & Co., Inc.	1,115,375
1,700	UBS AG	102,017

		2,661,043

Commercial Banks — 1.9%
1,500	City National Corporation (a)	114,135
2,050	Compass Bancshares, Inc.	141,409
5,450	Credicorp Ltd.	333,377
2,200	HDFC Bank Limited, ADR (a)	185,372
20,850	Wachovia Corporation	1,068,562
1,900	Wells Fargo & Company	66,823
6,630	Zions Bancorporation	509,913

		2,419,591

Consumer Finance — 0.3%
4,275	American Express Company	261,545
3,800	Cash America International, Inc.	150,670

		412,215

Diversified Financial Services — 4.7%
33,610	Bank of America Corporation	1,643,193
9,260	CIT Group Inc.	507,726
38,598	Citigroup Inc.	1,979,692
3,000	IntercontinentalExchange, Inc. †,(a)	443,550
32,165	JPMorgan Chase & Co.	1,558,394

		6,132,555

See Notes to Financial Statements.

4

Shares		Value

Financials (Continued)
Insurance — 2.8%
8,170	ACE Limited	$510,788
18,815	American International Group, Inc.	1,317,614
12,820	Axis Capital Holdings Limited (a)	521,133
3,600	Delphi Financial Group, Inc. (a)	150,552
6,280	Hartford Financial Services Group, Inc.	618,643
3,900	Loews Corporation	198,822
6,500	Manulife Financial Corporation	242,580
5,450	Security Capital Assurance Ltd. (a)	168,242

		3,728,374

Real Estate Investment Trusts (REITs) — 1.8%
1,550	Alesco Financial Inc. (a)	12,602
375	Alexandria Real Estate Equities, Inc. (a)	36,307
225	AMB Property Corporation	11,975
450	Apartment Investment and Management Company, Class A (a)	22,689
1,175	Archstone-Smith Trust (a)	69,454
3,025	Ashford Hospitality Trust, Inc. (a)	35,574
300	AvalonBay Communities, Inc.	35,664
750	BioMed Realty Trust, Inc.	18,840
575	Boston Properties, Inc.	58,725
1,600	BRT Realty Trust (a)	41,616
600	Camden Property Trust (a)	40,182
150	CBL & Associates Properties, Inc.	5,408
225	Colonial Properties Trust	8,201
850	Corporate Office Properties Trust (a)	34,859
600	Developers Diversified Realty Corporation (a)	31,626
500	Digital Realty Trust, Inc. (a)	18,840
1,075	Equity Residential	49,052
225	Essex Property Trust, Inc. (a)	26,168
2,525	Feldman Mall Properties, Inc.	28,785
125	First Potomac Realty Trust (a)	2,911
835	General Growth Properties, Inc. (a)	44,213
425	Health Care REIT, Inc.	17,153
850	Hersha Hospitality Trust, Class A (a)	10,047
2,250	Host Hotels & Resorts, Inc.	52,020
1,750	JER Investors Trust Inc. (a)	26,250
1,300	Kimco Realty Corporation	49,491
900	Kite Realty Group Trust (a)	17,118

See Notes to Financial Statements.

5

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Real Estate Investment Trusts (REITs) (Continued)
4,375	LaSalle Hotel Properties (a)	$189,962
1,075	Medical Properties Trust, Inc. (a)	14,222
475	Mid-America Apartment Communities, Inc.	24,928
4,350	Newcastle Investment Corp. (a)	109,054
2,400	NorthStar Realty Finance Corp. (a)	30,024
7,915	ProLogis	450,363
200	PS Business Parks, Inc.	12,674
600	Public Storage, Inc. (a)	46,092
1,100	Quadra Realty Trust, Inc. †,(a)	13,761
15,895	RAIT Financial Trust (a)	413,588
400	Regency Centers Corporation	28,200
1,139	Simon Property Group, Inc.	105,973
306	SL Green Realty Corp.	37,910
350	Sovran Self Storage, Inc.	16,856
300	Sunstone Hotel Investors, Inc.	8,517
850	Ventas, Inc.	30,813
450	Vornado Realty Trust (a)	49,428

		2,388,135

Real Estate Management & Development — 0.3%
11,200	CB Richard Ellis Group, Inc. †,(a)	408,800
875	KKR Financial Holdings LLC (a)	21,796

		430,596

Thrifts & Mortgage Finance — 0.7%
15,450	PMI Group, Inc. (The)	690,152
5,935	Washington Mutual, Inc. (a)	253,068

		943,220

Total Financials		19,115,729

Health Care — 8.0%
Biotechnology — 0.8%
1,550	Amgen Inc. †	85,699
500	Biogen Idec Inc. †	26,750
975	Celgene Corporation †,(a)	55,897
5,850	Genentech, Inc. †	442,611
325	Genzyme Corporation †	20,930

See Notes to Financial Statements.

6

Shares		Value

Health Care (Continued)
Biotechnology (Continued)
8,100	Gilead Sciences, Inc. †	$314,037
1,550	Vertex Pharmaceuticals Incorporated †,(a)	44,268

		990,192

Health Care Equipment & Supplies — 1.0%
525	Alcon, Inc.	70,828
1,950	Baxter International Inc.	109,863
1,025	Boston Scientific Corporation †,(a)	15,724
8,200	Hologic, Inc. †	453,542
5,425	Medtronic, Inc.	281,340
575	Respironics, Inc. †	24,489
1,425	St. Jude Medical, Inc. †	59,123
2,275	Stryker Corporation	143,530
3,300	West Pharmaceutical Services, Inc. (a)	155,595
275	Zimmer Holdings, Inc. †	23,345

		1,337,379

Health Care Providers & Services — 2.7%
1,400	Aetna Inc.	69,160
675	Cardinal Health, Inc.	47,682
725	CIGNA Corporation	37,860
4,025	Coventry Health Care, Inc. †	232,041
150	DaVita Inc. †	8,082
5,550	Express Scripts, Inc. †	277,555
9,825	HealthExtras, Inc. †	290,623
6,425	Humana, Inc. †	391,347
7,500	Laboratory Corporation of America Holdings †	586,950
1,300	LCA-Vision, Inc. (a)	61,438
5,800	McKesson Corporation	345,912
875	Medco Health Solutions, Inc. †	68,241
9,350	Psychiatric Solutions, Inc. †,(a)	339,031
3,198	UnitedHealth Group Incorporated	163,546
6,450	VCA Antech, Inc. †	243,101
3,900	WellCare Health Plans Inc. †,(a)	352,989
900	WellPoint, Inc. †	71,847

		3,587,405

See Notes to Financial Statements.

7

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Life Sciences Tools & Services — 0.3%
775	QIAGEN N.V. †,(a)	$13,787
600	Techne Corporation †	34,326
6,075	Thermo Fisher Scientific Inc. †	314,199

		362,312

Pharmaceuticals — 3.2%
19,620	Abbott Laboratories	1,050,651
450	Allergan, Inc.	25,938
2,950	Bristol-Myers Squibb Company	93,102
1,525	Eli Lilly and Company	85,217
15,105	Johnson & Johnson	930,770
2,800	Merck & Co., Inc.	139,440
5,300	Novartis AG, ADR	297,171
15,320	Pfizer Inc.	391,732
8,625	Schering-Plough Corporation	262,545
10,835	Teva Pharmaceutical Industries Limited, ADR	446,944
8,850	Wyeth	507,459

		4,230,969

Total Health Care		10,508,257

Industrials — 8.3%
Aerospace & Defense — 1.7%
5,350	Boeing Company (The)	514,456
6,500	Ceradyne, Inc. †,(a)	480,740
800	L-3 Communications Holdings, Inc. (a)	77,912
3,250	Precision Castparts Corp.	394,420
11,555	United Technologies Corporation	819,596

		2,287,124

Commercial Services & Supplies — 0.9%
2,600	Corrections Corporation of America †	164,086
6,750	Herman Miller, Inc.	213,300
150	IHS Inc., Class A †	6,900
7,400	Interface, Inc., Class A (a)	139,564
7,500	Knoll, Inc.	168,000
7,100	Mobile Mini, Inc. †,(a)	207,320

See Notes to Financial Statements.

8

Shares		Value

Industrials (Continued)
Commercial Services & Supplies (Continued)
1,000	Ritchie Bros. Auctioneers Incorporated	$62,620
5,000	Stericycle, Inc. †,(a)	222,300

		1,184,090

Construction & Engineering — 0.4%
4,050	EMCOR Group, Inc. †	295,245
4,600	Jacobs Engineering Group Inc. †,(a)	264,546

		559,791

Electrical Equipment — 1.1%
22,000	ABB Ltd., ADR	497,200
9,160	Cooper Industries, Ltd., Class A	522,944
6,200	General Cable Corporation †,(a)	469,650

		1,489,794

Industrial Conglomerates — 1.5%
45,245	General Electric Company	1,731,979
3,475	McDermott International, Inc. †	288,842

		2,020,821

Machinery — 2.1%
10,455	Danaher Corporation	789,353
5,050	Eaton Corporation	469,650
2,500	Manitowoc Company, Inc. (The)	200,950
3,700	Oshkosh Truck Corporation	232,804
2,470	PACCAR Inc.	214,989
5,800	Terex Corporation †	471,540
10,810	Westinghouse Air Brake Technologies Corporation	394,889

		2,774,175

Marine — 0.1%
5,700	American Commercial Lines Inc. †,(a)	148,485

Road & Rail — 0.2%
2,850	Landstar System, Inc.	137,512
3,400	Old Dominion Freight Line, Inc. †,(a)	102,510

		240,022

See Notes to Financial Statements.

9

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Trading Companies & Distributors — 0.3%
4,900	Rush Enterprises, Inc., Class A †	$106,428
3,725	WESCO International, Inc. †	225,176

		331,604

Total Industrials		11,035,906

Information Technology — 9.0%
Communications Equipment — 1.1%
15,600	Cisco Systems, Inc. †	434,460
13,250	CommScope, Inc. †,(a)	773,137
3,200	NICE-Systems Ltd., ADR †	111,168
4,800	QUALCOMM Incorporated	208,272

		1,527,037

Computers & Peripherals — 1.6%
5,600	Apple Inc. †	683,424
17,500	Hewlett-Packard Company	780,850
4,445	International Business Machines Corporation	467,836
6,250	Logitech International S.A., ADR †,(a)	164,938

		2,097,048

Electronic Equipment & Instruments — 0.9%
15,060	Amphenol Corporation, Class A (a)	536,889
2,700	Anixter International Inc. †,(a)	203,067
4,800	Avnet, Inc. †	190,272
2,650	Itron, Inc. †,(a)	206,541

		1,136,769

Information Technology Services — 1.5%
12,320	Accenture Ltd., Class A	528,405
8,675	Cognizant Technology Solutions Corporation, Class A †	651,406
2,900	Infosys Technologies Limited, ADR (a)	146,102
10,125	Satyam Computer Services Ltd., ADR (a)	250,695
11,750	VeriFone Holdings, Inc. †,(a)	414,187

		1,990,795

Internet Software & Services — 1.1%
1,650	Akamai Technologies, Inc. †,(a)	80,256
1,400	aQuantive, Inc. †	89,320
1,500	Baidu.com, Inc., ADR †,(a)	251,970

See Notes to Financial Statements.

10

Shares		Value

Information Technology (Continued)
Internet Software & Services (Continued)
4,150	DealerTrack Holdings, Inc. †	$152,886
1,175	Google Inc., Class A †	614,971
7,450	j2 Global Communications, Inc. †,(a)	260,005

		1,449,408

Semiconductors & Semiconductor Equipment — 1.7%
6,099	Diodes Incorporated †,(a)	254,755
5,200	FormFactor, Inc. †,(a)	199,160
23,485	Intel Corporation	558,004
3,325	Lam Research Corporation †	170,905
6,850	MEMC Electronic Materials, Inc. †	418,672
38,229	Taiwan Semiconductor Manufacturing Company Limited, ADR	425,486
4,300	Texas Instruments Incorporated	161,809
5,750	Veeco Instruments Inc. †,(a)	119,255

		2,308,046

Software — 1.1%
8,160	McAfee, Inc. †	287,232
22,765	Microsoft Corporation	670,885
1,800	NAVTEQ Corporation †,(a)	76,212
21,200	Oracle Corporation †	417,852

		1,452,181

Total Information Technology		11,961,284

Materials — 2.4%
Chemicals — 1.2%
4,100	Airgas, Inc.	196,390
4,275	BASF AG, ADR	558,785
4,990	PPG Industries, Inc.	379,789
5,865	Praxair, Inc.	422,221
3,050	Syngenta AG, ADR	118,737

		1,675,922

Metals & Mining — 1.2%
1,600	Allegheny Technologies, Inc.	167,808
3,100	Carpenter Technology Corporation (a)	403,961
4,700	Companhia Vale do Rio Doce, ADR	209,385
5,240	Freeport-McMoRan Copper & Gold, Inc. (a)	433,977

See Notes to Financial Statements.

11

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Metals & Mining (Continued)
3,050	Reliance Steel & Aluminum Co.	$171,593
5,100	Titanium Metals Corporation †,(a)	162,690

		1,549,414

Total Materials		3,225,336

Telecommunication Services — 3.0%
Diversified Telecommunication Services — 1.7%
31,077	AT&T Inc.	1,289,696
21,830	Verizon Communications Inc.	898,741

		2,188,437

Wireless Telecommunication Services — 1.3%
7,850	America Movil, S.A. de C.V., ADR, Series L	486,150
13,540	China Unicom Limited, ADR (a)	233,294
4,469	Crown Castle International Corp. †,(a)	162,091
3,200	Mobile TeleSystems, ADR	193,824
5,200	NII Holdings, Inc. †	419,848
2,200	Vimpel Communications, Inc., ADR	231,792

		1,726,999

Total Telecommunication Services		3,915,436

Utilities — 1.9%
Electric Utilities — 1.4%
5,080	American Electric Power Company, Inc.	228,803
7,165	Duke Energy Corporation	131,120
2,740	Edison International	153,769
1,100	Entergy Corporation (a)	118,085
4,415	Exelon Corporation	320,529
4,345	FirstEnergy Corp.	281,252
3,380	FPL Group, Inc.	191,781
3,900	ITC Holdings Corp. (a)	158,457
3,600	Northeast Utilities	102,096
4,070	Southern Company (The)	139,560

		1,825,452

Gas Utilities — 0.2%
6,780	Equitable Resources, Inc. (a)	336,017

See Notes to Financial Statements.

12

Shares		Value

Utilities (Continued)
Multi-Utilities — 0.3%
2,600	Dominion Resources, Inc.	$224,406
2,670	Wisconsin Energy Corporation	118,094

		342,500

Total Utilities		2,503,969

TOTAL COMMON STOCKS
(Cost $64,099,116)		87,122,457

INVESTMENT COMPANY SECURITIES — 0.8%
Financials — 0.1%
Capital Markets — 0.1%
1,950	American Capital Strategies, Ltd. (a)	82,914

Multi-Industry — 0.7%
Multi-Industry — 0.7%
999,782	Institutional Money Market Fund (b)	999,782

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $1,071,109)		1,082,696

Principal
Amount

ASSET-BACKED SECURITIES — 2.5%
Auto Loan — 1.3%
$895,000	Capital One Prime Auto Receivables Trust, Series 2007-1, Class A3, 5.470% due 06/15/2011	897,377
65,011	DaimlerChrysler Auto Trust, Series 2005-A, Class A3, 3.490% due 12/08/2008	64,933
450,000	USAA Auto Owner Trust, Series 2006-4, Class A3, 5.010% due 06/15/2011	448,163
273,509	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	272,328

		1,682,801

See Notes to Financial Statements.

13

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES (Continued)
Equipment — 0.4%
$572,437	John Deere Owner Trust, Series 2004-A, Class A4, 3.020% due 03/15/2011	$567,341

Other — 0.7%
900,000	Belo PLC, Series EVST-2, Class 21A, 144A, YNK, 7.350% due 02/27/2012 (c),(d),(e)	925,200

Utilities — 0.1%
183,267	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	183,757

TOTAL ASSET-BACKED SECURITIES
(Cost $2,432,161)		3,359,099

CORPORATE BONDS AND NOTES — 13.1%
Financials — 6.9%
700,000	Aegon Funding Corp., 5.750% due 12/15/2020	688,248
140,000	Allstate Life Global FD, MTN, 4.250% due 02/26/2010	136,010
650,000	BHP Billiton Finance, YNK, 4.800% due 04/15/2013	620,515
500,000	CIT Group Inc., 5.400% due 03/07/2013	485,959
550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	535,792
150,000	First Union National, 7.800% due 08/18/2010	159,222
500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	523,338
500,000	Goldman Sachs Group, Inc., 5.150% due 01/15/2014	480,454
250,000	HSBC Finance Corporation, 5.500% due 01/19/2016	240,919
440,000	ING USA Global Funding Trust, 4.500% due 10/01/2010	427,966
375,000	International Lease Finance Corporation, 5.875% due 05/01/2013	377,514

See Notes to Financial Statements.

14

Principal
Amount		Value

Financials (Continued)
$500,000	Keycorp, MTN, 5.555% due 07/23/2007 (g)	$500,045
510,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	528,341
112,500	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	117,984
450,000	PNC Funding Corp., 5.625% due 02/01/2017	440,835
450,000	Popular North America, Inc., MTN, 3.875% due 10/01/2008	441,072
250,000	SLM Corporation, MTN, 5.515% due 07/26/2010 (g)	237,139
300,000	Sovereign Bank, 4.375% due 08/01/2013 (becomes variable August 2008)	296,048
600,000	TIAA Global Markets, Inc. 144A, 3.875% due 01/22/2008 (c),(d),(f)	594,358
350,000	U.S. Bank of N.A., 6.375% due 08/01/2011	360,553
225,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	212,911
825,000	Wells Fargo & Company, 3.125% due 04/01/2009	795,133

		9,200,356

Industrials — 5.9%
800,000	Abbott Laboratories, 5.875% due 05/15/2016	800,206
300,000	American Standard, Inc., 7.375% due 02/01/2008	302,449
440,000	Centex Corp., 5.800% due 09/15/2009 (a)	439,381
450,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	427,390
550,000	Diageo Capital PLC, YNK, 3.500% due 11/19/2007	545,850
175,000	Fortune Brands, Inc., 5.375% due 01/15/2016	162,478

See Notes to Financial Statements.

15

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Industrials (Continued)
	Home Depot Inc.:
$450,000	5.250% due 12/16/2013	$434,065
235,000	5.400% due 03/01/2016	220,287
365,000	Marathon Oil Corporation, 6.850% due 03/01/2008	368,135
250,000	Pinnacle Entertainment, 8.250% due 03/15/2012	257,500
856,422	Procter & Gamble - ESOP, 9.360% due 01/01/2021	1,039,722
650,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	650,178
425,000	Unilever Capital Corporation, 7.125% due 11/01/2010	445,494
510,000	Union Texas Petroleum Holdings, Inc., MAPS, 7.000% due 04/15/2008 (becomes variable April 2008)	516,534
700,000	Verizon Maryland, Inc., 6.125% due 03/01/2012	709,670
450,000	Waste Management Inc., 6.875% due 05/15/2009	460,226

		7,779,565

Utilities — 0.3%
350,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	343,047

TOTAL CORPORATE BONDS AND NOTES
(Cost $18,521,202)		17,322,968

See Notes to Financial Statements.

16

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES — 6.6%
Collateralized Mortgage Obligations (CMO) — Agency — 1.7%
	FHLMC:
$450,000	Series 2866, Class WN, 4.500% due 01/15/2024	$444,967
800,000	Series 2700, Class PG, 4.500% due 05/15/2032	743,560
900,000	Series 3029, Class PD, 5.000% due 11/15/2030	866,365
	GNMA:
189,900	Series 2002-9, Class B, 5.881% due 03/16/2024	189,827

		2,244,719

Collateralized Mortgage Obligations (CMO) — Non Agency — 1.0%
330,000	Asset Securitization Corporation, Series 1997-D4, Class A3, 8.039% due 04/14/2029 (g)	342,849
1,000,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A2, 4.750% due 10/25/2035 (g)	980,883

		1,323,732

Commercial Mortgage-Backed Securities — 2.8%
796,112	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A1, 5.540% due 06/10/2046	796,999
953,357	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2, 7.390% due 12/15/2031	984,915
800,000	GE Capital Commercial Mortgage Corporation, Series 2005-C1, Class A2, 4.353% due 06/10/2048	778,973
	Wachovia Bank Commercial Mortgage Trust:
450,000	Series 2004-C15, Class A4, 4.803% due 10/15/2041	424,458
350,000	Series 2005-C18, Class A3, 4.790% due 04/15/2042	337,079
325,000	Series 2006-C23, Class A3, 5.496% due 01/15/2045	320,242

		3,642,666

See Notes to Financial Statements.

17

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES (Continued)
Mortgage Pass-Through Securities — 1.1%
$598	FHLMC, Pool E62394, 7.500% due 09/01/2010	$604
	FNMA:
293,333	Pool 386314, 3.790% due 07/01/2013	269,375
300,952	Pool 780620, 5.500% due 05/01/2034	291,590
781,204	Pool 872709, 5.500% due 06/01/2036	753,829
89,106	Pool 323406, 5.953% due 11/01/2008	89,269
9,864	Pool 303105, 11.000% due 11/01/2020	10,864
36,800	Pool 100081, 11.500% due 08/20/2016	40,498
7,886	GNMA, Pool 780584, 7.000% due 06/15/2027	8,225

		1,464,254

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $8,826,611)		8,675,371

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.1%
Government Agency Debentures — 0.5%
400,000	Financing Corporation, 10.700% due 10/06/2017	562,054

Government Sponsored Enterprises (GSE) — 5.6%
	FHLB:
500,000	4.875% due 03/12/2010 (a)	496,049
460,000	5.125% due 06/13/2008 (a)	459,251
800,000	5.375% due 08/19/2011 (a)	803,281
490,000	5.500% due 08/13/2014	493,357
	FHLMC:
435,000	4.000% due 08/17/2007 (a)	434,222
50,000	4.875% due 11/15/2013	48,703
800,000	5.300% due 02/27/2009	798,828
1,000,000	5.500% due 11/22/2010	997,054
40,000	5.750% due 01/15/2012 (a)	40,771

See Notes to Financial Statements.

18

Principal
Amount		Value

Government Sponsored Enterprises (Continued)
	FNMA:
$1,000,000	4.250% due 07/15/2007 (a)	$999,562
1,000,000	5.000% due 05/11/2017	964,038
665,000	6.000% due 05/15/2011 (a)	682,499
205,000	6.125% due 03/15/2012 (a)	212,002

		7,429,617

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,071,522)		7,991,671

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bonds — 0.9%
375,000	6.250% due 05/15/2030 (a)	428,614
670,000	7.500% due 11/15/2016 (a)	790,129

		1,218,743

U.S. Treasury Notes — 3.4%
140,000	2.625% due 03/15/2009 (a)	134,783
125,000	3.000% due 02/15/2009 (a)	121,250
350,000	3.125% due 10/15/2008 (a)	342,043
425,000	3.250% due 08/15/2008 (a)	417,031
1,534,560	3.625% due 01/15/2008 TIPS (a)	1,535,519
320,000	4.000% due 04/15/2010 (a)	312,625
250,000	4.250% due 08/15/2015 (a)	237,207
425,000	4.250% due 11/15/2013 (a)	409,162
1,000,000	4.750% due 05/15/2014 (a)	987,500

		4,497,120

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,825,970)		5,715,863

Shares

COLLATERAL FOR SECURITIES ON LOAN — 21.4%
(Cost $28,352,862)
28,352,862	State Street Navigator Securities Trust – Prime Portfolio (h)	28,352,862

TOTAL INVESTMENTS
(Cost $137,200,553)	120.7%	159,622,987
OTHER ASSETS AND LIABILITIES (Net)	(20.7)	(27,371,530)

NET ASSETS	100.0%	$132,251,457

See Notes to Financial Statements.

19

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2007 (continued)

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Affiliated company security (see Notes to Financial Statements, Note 3).

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At June 30, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $925,200, 0.7% of net assets.

Security	Acquisition Date	Cost

Belo PLC, Series EVST-2, Class 21A, 144A, YNK, 7.350% due 02/27/2012	01/26/2007	$900,000

(f)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(g)	Variable rate security. The interest rate shown reflects the rate in effect as of June 30, 2007.

(h)	At June 30, 2007, the market value of the securities on loan is $28,120,974.

ABBREVIATIONS:
ADR   — American Depositary Receipt
FHLB  — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MAPS — Mandatory Putable Remarketable Security
MTN   — Medium Term Note
REIT  — Real Estate Investment Trust
TIPS   — Treasury Inflation-Protected Security
YNK   — Yankee Security

See Notes to Financial Statements.

20

At June 30, 2007, the country diversification (based on the country in which the issuer’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	58.2%	$76,937,717
Bermuda	1.6	2,061,945
Canada	1.0	1,259,045
Switzerland	0.9	1,250,891
Mexico	0.5	649,743
India	0.4	582,169
Germany	0.4	558,785
Israel	0.4	558,112
Netherlands	0.4	512,068
Cayman Islands	0.4	488,299
Russian Federation	0.3	425,616
Taiwan	0.3	425,486
France	0.2	307,724
China	0.2	251,970
Hong Kong	0.2	233,294
Luxembourg	0.2	221,544
Brazil	0.2	209,385
United Kingdom	0.1	188,664

TOTAL COMMON STOCKS	65.9	87,122,457
INVESTMENT COMPANY SECURITIES	0.8	1,082,696
ASSET-BACKED SECURITIES
United States	1.8	2,433,899
Ireland	0.7	925,200

TOTAL ASSET BACKED-SECURITIES	2.5	3,359,099
CORPORATE BONDS AND NOTES:
United States	11.8	15,611,229
Australia	0.5	620,515
United Kingdom	0.4	545,850
Supranational	0.3	427,390
Cayman Islands	0.1	117,984

TOTAL CORPORATE BONDS AND NOTES	13.1	17,322,968
MORTGAGE-BACKED SECURITIES	6.6	8,675,371
U.S. GOVERNMENT AGENCY OBLIGATIONS	6.1	7,991,671
U.S. TREASURY OBLIGATIONS	4.3	5,715,863
COLLATERAL FOR SECURITIES ON LOAN	21.4	28,352,862

TOTAL INVESTMENTS	120.7	159,622,987
OTHER ASSETS AND LIABILITIES (Net)	(20.7)	(27,371,530)

NET ASSETS	100.0%	$132,251,457

See Notes to Financial Statements.

21

Munder Asset Allocation Fund — Balanced

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $136,200,771)	$158,623,205
Securities of affiliated company (cost — $999,782)	999,782

Total Investments	159,622,987
Cash	198
Interest receivable	496,864
Dividends receivable	94,459
Receivable for investment securities sold	931,481
Receivable for Fund shares sold	294,479
Prepaid expenses and other assets	59,949

Total Assets	161,500,417

LIABILITIES:
Payable for investment securities purchased	473,105
Payable for Fund shares redeemed	185,631
Payable upon return of securities loaned	28,352,862
Transfer agency/record keeping fees payable	73,073
Trustees’ fees and expenses payable	40,464
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	38,297
Administration fees payable	17,343
Investment advisory fees payable	4,708
Custody fees payable	4,340
Shareholder servicing fees payable — Class K Shares	2,347
Accrued expenses and other payables	56,790

Total Liabilities	29,248,960

NET ASSETS	$132,251,457

Investments, at cost	$137,200,553

*	Including $28,120,974 of securities loaned.

See Notes to Financial Statements.

22

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(32,639)
Accumulated net realized gain on investments sold	6,769,201
Net unrealized appreciation of investments	22,422,435
Paid-in capital	103,092,460

$132,251,457

NET ASSETS:
Class A Shares	$52,240,531

Class B Shares	$15,566,779

Class C Shares	$17,621,991

Class K Shares	$10,875,088

Class R Shares	$2,744

Class Y Shares	$35,944,324

SHARES OUTSTANDING:
Class A Shares	3,873,917

Class B Shares	1,166,389

Class C Shares	1,314,624

Class K Shares	810,914

Class R Shares	203

Class Y Shares	2,679,711

CLASS A SHARES:
Net asset value and redemption price per share	$13.49

Maximum sales charge	5.50%
Maximum offering price per share	$14.28

CLASS B SHARES:
Net asset value and offering price per share*	$13.35

CLASS C SHARES:
Net asset value and offering price per share*	$13.40

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$13.41

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$13.49

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$13.41

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

23

Munder Asset Allocation Fund — Balanced

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$2,140,753
Dividends on securities of unaffiliated companies(a)	1,337,768
Dividends on securities of affiliated company	99,823
Securities lending, net of borrower rebates	34,540

Total Investment Income	3,612,884

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	126,458
Class B Shares	170,379
Class C Shares	176,349
Class R Shares	13
Shareholder servicing fees:
Class K Shares	28,936
Investment advisory fees	863,746
Transfer agency/record keeping fees	265,557
Administration fees	203,641
Custody fees	108,476
Registration and filing fees	73,539
Legal and audit fees	44,706
Trustees’ fees and expenses	38,653
Other	103,098

Total Expenses	2,203,551

NET INVESTMENT INCOME	1,409,333

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions	8,666,273
Foreign currency-related transactions	130
Net change in unrealized appreciation/(depreciation) of:
Securities	7,762,606
Foreign currency-related transactions	(3)

Net realized and unrealized gain on investments	16,429,006

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,838,339

(a)	Net of foreign withholding taxes of $14,821.

See Notes to Financial Statements.

24

Munder Asset Allocation Fund — Balanced

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Net investment income	$1,409,333	$1,243,590
Net realized gain from security and foreign currency-related transactions	8,666,403	12,370,877
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	7,762,603	(4,559,369)

Net increase in net assets resulting from operations	17,838,339	9,055,098
Dividends to shareholders from net investment income:
Class A Shares	(580,202)	(532,313)
Class B Shares	(64,565)	(119,424)
Class C Shares	(69,176)	(81,743)
Class K Shares	(131,592)	(138,268)
Class R Shares	(23)	(22)
Class Y Shares	(505,438)	(464,090)
Distributions to shareholders from net realized gains:
Class A Shares	(1,130,902)	—
Class B Shares	(395,421)	—
Class C Shares	(395,188)	—
Class K Shares	(268,872)	—
Class R Shares	(56)	—
Class Y Shares	(808,241)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(2,063,311)	4,941,317
Class B Shares	(7,004,913)	(16,472,064)
Class C Shares	(1,835,287)	(1,837,741)
Class K Shares	(1,655,180)	(466,069)
Class R Shares	79	22
Class Y Shares	(1,364,247)	4,187,021
Short-term trading fees	12,775	2,389

Net decrease in net assets	(421,421)	(1,925,887)
NET ASSETS:
Beginning of year	132,672,878	134,598,765

End of year	$132,251,457	$132,672,878

Accumulated distributions in excess of net investment income	$(32,639)	$(29,624)

See Notes to Financial Statements.

25

Munder Asset Allocation Fund — Balanced

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Amount
Class A Shares:
Sold*	$11,853,902	$24,961,346
Issued as reinvestment of dividends and distributions	1,220,325	374,232
Redeemed	(15,137,538)	(20,394,261)

Net increase/(decrease)	$(2,063,311)	$4,941,317

Class B Shares:
Sold	$1,252,125	$2,086,944
Issued as reinvestment of dividends and distributions	350,556	86,263
Redeemed*	(8,607,594)	(18,645,271)

Net decrease	$(7,004,913)	$(16,472,064)

Class C Shares:
Sold	$1,841,634	$2,525,208
Issued as reinvestment of dividends and distributions	295,336	51,581
Redeemed	(3,972,257)	(4,414,530)

Net decrease	$(1,835,287)	$(1,837,741)

Class K Shares:
Sold	$1,976,102	$1,636,799
Issued as reinvestment of dividends and distributions	399,184	137,841
Redeemed	(4,030,466)	(2,240,709)

Net decrease	$(1,655,180)	$(466,069)

Class R Shares:
Sold	$75	$—
Issued as reinvestment of dividends and distributions	79	22
Redeemed	(75)	—

Net increase	$79	$22

Class Y Shares:
Sold	$6,209,372	$7,902,515
Issued as reinvestment of dividends and distributions	1,300,779	391,554
Redeemed	(8,874,398)	(4,107,048)

Net increase/(decrease)	$(1,364,247)	$4,187,021

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

26

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Shares
Class A Shares:
Sold*	935,854	2,070,242
Issued as reinvestment of dividends and distributions	96,717	31,202
Redeemed	(1,190,973)	(1,699,924)

Net increase/(decrease)	(158,402)	401,520

Class B Shares:
Sold	100,098	177,197
Issued as reinvestment of dividends and distributions	28,249	7,289
Redeemed*	(694,237)	(1,562,902)

Net decrease	(565,890)	(1,378,416)

Class C Shares:
Sold	146,299	210,887
Issued as reinvestment of dividends and distributions	23,671	4,336
Redeemed	(313,431)	(368,102)

Net decrease	(143,461)	(152,879)

Class K Shares:
Sold	158,190	136,338
Issued as reinvestment of dividends and distributions	31,834	11,560
Redeemed	(314,538)	(186,226)

Net decrease	(124,514)	(38,328)

Class R Shares:
Sold	6	—
Issued as reinvestment of dividends and distributions	6	2
Redeemed	(6)	—

Net increase	6	2

Class Y Shares:
Sold	488,696	660,838
Issued as reinvestment of dividends and distributions	103,515	32,748
Redeemed	(685,078)	(341,823)

Net increase/(decrease)	(92,867)	351,763

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

27

Munder Asset Allocation Fund — Balanced(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$12.19	$11.51	$10.64	$9.38	$9.22

Income/(loss) from investment operations:
Net investment income	0.15	0.14	0.11	0.08	0.09
Net realized and unrealized gain on investments	1.58	0.68	0.87	1.25	0.17

Total from investment operations	1.73	0.82	0.98	1.33	0.26

Less distributions:
Dividends from net investment income	(0.15)	(0.14)	(0.11)	(0.07)	(0.10)
Distributions from net realized gains	(0.28)	—	—	—	—

Total distributions	(0.43)	(0.14)	(0.11)	(0.07)	(0.10)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$13.49	$12.19	$11.51	$10.64	$9.38

Total return(d)	14.48%	7.18%	9.24%	14.16%	2.86%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$52,241	$49,144	$41,806	$36,742	$26,766
Ratio of operating expenses to average net assets	1.54%	1.51%	1.47%	1.54%	1.57%
Ratio of net investment income to average net assets	1.20%	1.14%	1.03%	0.76%	1.07%
Portfolio turnover rate	52%	55%	75%	65%	61%
Ratio of operating expenses to average net assets without expense reimbursements	1.54%	1.51%	1.47%	1.55%	1.58%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on April 30, 1993 and June 21, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

28

B Shares

Year	Year	Year	Year		Year
Ended	Ended	Ended	Ended		Ended
6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)		6/30/03(b)

$12.07	$11.40	$10.53	$9.30		$9.15

0.05	0.04	0.03	0.00	(c)	0.03
1.56	0.68	0.87	1.23		0.15

1.61	0.72	0.90	1.23		0.18

(0.05)	(0.05)	(0.03)	(0.00	)(c)	(0.03)
(0.28)	—	—	—		—

(0.33)	(0.05)	(0.03)	(0.00	)(c)	(0.03)

0.00 (c)	0.00 (c)	0.00 (c)	—		—

$13.35	$12.07	$11.40	$10.53		$9.30

13.60%	6.36%	8.53%	13.26%		2.00%

$15,567	$20,901	$35,462	$42,565		$39,406
2.28%	2.26%	2.22%	2.29%		2.32%
0.44%	0.36%	0.27%	0.01%		0.32%
52%	55%	75%	65%		61%
2.28%	2.26%	2.22%	2.30%		2.33%

See Notes to Financial Statements.

29

Munder Asset Allocation Fund — Balanced(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year		Year
	Ended	Ended	Ended	Ended		Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)		6/30/03(b)

Net asset value, beginning of period	$12.12	$11.45	$10.58	$9.34		$9.19

Income/(loss) from investment operations:
Net investment income	0.06	0.05	0.03	0.00	(c)	0.03
Net realized and unrealized gain on investments	1.55	0.67	0.87	1.24		0.15

Total from investment operations	1.61	0.72	0.90	1.24		0.18

Less distributions:
Dividends from net investment income	(0.05)	(0.05)	(0.03)	(0.00	)(c)	(0.03)
Distributions from net realized gains	(0.28)	—	—	—		—

Total distributions	(0.33)	(0.05)	(0.03)	(0.00	)(c)	(0.03)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—		—

Net asset value, end of period	$13.40	$12.12	$11.45	$10.58		$9.34

Total return(d)	13.54%	6.34%	8.49%	13.31%		1.99%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$17,622	$17,667	$18,443	$17,580		$15,445
Ratio of operating expenses to average net assets	2.28%	2.26%	2.22%	2.29%		2.32%
Ratio of net investment income to average net assets	0.44%	0.38%	0.28%	0.01%		0.32%
Portfolio turnover rate	52%	55%	75%	65%		61%
Ratio of operating expenses to average net assets without expense reimbursements	2.28%	2.26%	2.22%	2.30%		2.33%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on January 24, 1996 and April 16, 1993, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

30

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$12.12	$11.45	$10.58	$9.33	$9.17

0.15	0.14	0.11	0.08	0.09
1.57	0.67	0.87	1.24	0.17

1.72	0.81	0.98	1.32	0.26

(0.15)	(0.14)	(0.11)	(0.07)	(0.10)
(0.28)	—	—	—	—

(0.43)	(0.14)	(0.11)	(0.07)	(0.10)

0.00 (c)	0.00 (c)	0.00 (c)	—	—

$13.41	$12.12	$11.45	$10.58	$9.33

14.48%	7.13%	9.29%	14.13%	2.76%

$10,875	$11,340	$11,153	$11,769	$11,571
1.53%	1.51%	1.47%	1.54%	1.57%
1.18%	1.13%	1.02%	0.76%	1.07%
52%	55%	75%	65%	61%
1.53%	1.51%	1.47%	1.55%	1.58%

See Notes to Financial Statements.

31

Munder Asset Allocation Fund — Balanced(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Year	Year	Year
	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$12.19	$11.52	$10.32

Income/(loss) from investment operations:
Net investment income	0.12	0.11	0.08
Net realized and unrealized gain on investments	1.58	0.67	1.21

Total from investment operations	1.70	0.78	1.29

Less distributions:
Dividends from net investment income	(0.12)	(0.11)	(0.09)
Distributions from net realized gains	(0.28)	—	—

Total distributions	(0.40)	(0.11)	(0.09)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00	(c)

Net asset value, end of period	$13.49	$12.19	$11.52

Total return(d)	14.19%	6.92%	12.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3	$2	$2
Ratio to operating expenses to average net assets	1.78%	1.74%	1.72	%(e)
Ratio of net investment income to average net assets	0.92%	0.98%	0.81	%(e)
Portfolio turnover rate	52%	55%	75%
Ratio of operating expenses to average net assets without expense reimbursements	1.78%	1.74%	1.72	%(e)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004 and April 13, 1993, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

32

Y Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$12.13	$11.46	$10.58	$9.33	$9.18

0.18	0.17	0.14	0.10	0.11
1.56	0.67	0.88	1.24	0.16

1.74	0.84	1.02	1.34	0.27

(0.18)	(0.17)	(0.14)	(0.09)	(0.12)
(0.28)	—	—	—	—

(0.46)	(0.17)	(0.14)	(0.09)	(0.12)

0.00 (c)	0.00 (c)	0.00 (c)	—	—

$13.41	$12.13	$11.46	$10.58	$9.33

14.67%	7.40%	9.66%	14.41%	3.02%

$35,944	$33,618	$27,733	$20,230	$13,238
1.28%	1.26%	1.22%	1.29%	1.32%
1.44%	1.39%	1.29%	1.01%	1.32%
52%	55%	75%	65%	61%
1.28%	1.26%	1.22%	1.30%	1.33%

See Notes to Financial Statements.

33

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34

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007

1.	Organization

    As of June 30, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Asset Allocation Fund — Balanced (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide an attractive investment return through a combination of long-term growth of capital and current income. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of June 30, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

35

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment

36

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

securities, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

37

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown

38

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.65% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

39

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2007, the Advisor earned $203,641 before payment of sub-administration fees and $132,570 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.1534% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the year ended June 30, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $3,850 in advisory fees before waivers and expense reimbursements ($113 after waivers and reimbursements) and $1,633 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $329 for its administrative, record keeping and other related services provided to the Fund for the period ended December 29, 2006. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $3 from commissions on Class A Shares for the period ended December 29, 2006.

40

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the year ended June 30, 2007, no officer, director or employee of the Advisor, or any of its affiliates received any compensation from MST, MSTII or @Vantage. No officer, director or employee of Comerica or any of its affiliates received any compensation from MST, MSTII or @Vantage during the period ended December 29, 2006.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

41

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor.

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 29, 2006, the Fund paid $171 to Comerica Securities and $14,820 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $57,817,648 and $70,951,743, respectively, for the year ended June 30, 2007. For the year ended June 30, 2007, cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments were $9,775,927 and $10,813,299, respectively.

    At June 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $23,205,245, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,275,811 and net appreciation for Federal income tax purposes was $21,929,434. At June 30, 2007, aggregate cost for Federal income tax purposes was $137,693,553.

6. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the year ended June 30, 2007, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2007, total commitment fees for the Fund were $1,347.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements

42

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2007, permanent differences resulting primarily from foreign currency gains and losses, distribution redesignations, and premium amortization were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net	Net
Investment Income	Realized Gain

$(61,352)	$61,352

    The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2007 and June 30, 2006 were as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total

June 30, 2007	$1,350,996	$2,998,680	$4,349,676
June 30, 2006	1,306,277	29,583	1,335,860

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Undistributed	Long Term
Ordinary	Capital	Unrealized
Income	Gains	Appreciation	Total

$1,686,465	$5,575,737	$21,929,434	$29,191,636

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate trust basis adjustments, premium amortization accruals and deferred trustees’ fees.

43

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

9. Tax Information (Unaudited)

    Of the distributions paid by the Fund, 36.8% will qualify for dividend received deduction available to corporate shareholders.

    For the fiscal year ended June 30, 2007, the Fund designates approximately $1,352,589 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

    For the year ended June 30, 2006, the amount of long-term capital gain distributions designated by the Fund was $2,998,680.

10. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

44

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

13. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

45

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of the Advisory Agreement.

46

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the Fund’s benchmark blend of indexes and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. (“Morningstar”).

    The Board considered the one-, three-, and five-year total return on a net basis of the Fund’s Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. The Board also considered the Fund’s one-, three-, five- and ten-year total return as compared to the performance of other funds in the same Morningstar category as the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the performance of the benchmark for the three-, five- and ten-year and since inception periods, (2) the Fund’s average annual total returns for Class Y Shares exceeded on a gross basis but trailed on a net basis the performance of the benchmark for the one-year period, (3) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the median performance of the Fund’s Lipper peer group for the three-, five- and ten-year periods, (4) the Fund’s average annual total returns for Class Y Shares exceeded on a gross basis but trailed on a net basis the median performance of the Fund’s Lipper peer group for the one-year period, and (5) the Fund had favorable Lipper rankings and Morningstar ratings and was classified as a “Lipper Leader.”

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28,

47

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain

48

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

49

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

14.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

50

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business- University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

51

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

52

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

53

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2007 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

54

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Asset Allocation Fund — Balanced and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Asset Allocation Fund — Balanced (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Asset Allocation Fund — Balanced of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

55

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNBLNC607

ANNUAL REPORT
June 30, 2007
Munder Bond Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
viii	Shareholder Fee Example
1	Portfolio of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Statements of Changes in Net Assets — Capital Stock Activity
18	Financial Highlights
23	Notes to Financial Statements
44	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. A significant portion of the Fund is invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly during periods of declining interest rates. The Fund also invests in yankee securities (i.e., dollar-denominated securities of foreign issuers), which involve additional risks due to foreign economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2007, which is further broken down by industry, where applicable, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Michael Krushena and Peter Root

    The Fund earned a 6.49% return for the year ended June 30, 2007, compared to the 6.12% return for the Lehman Brothers Aggregate Bond Index and the 5.57% median return for the Lipper universe of corporate debt A-rated funds.

    The Fund’s absolute performance for the year ended June 30, 2007 benefited from the positive environment for bond investors, as interest rates declined slightly during the year. The Fund’s relative strength for the period, compared to its Lehman Brothers benchmark, was principally driven by issue selection and sector weights.

    Issue selection had the largest positive impact on the Fund’s relative performance, adding approximately 1.25 percentage points to the Fund’s relative returns for the year. This includes the significant contribution to returns from the receipt of proceeds from the settlement of a class action claim against WorldCom, Inc. in which the Fund participated. Also represented in issue selection is the benefit to the Fund during the year ended June 30, 2007 from the relative stability of its collateralized mortgage obligation (CMO) positions.

    The primary positive contributor to performance from sector weights was the impact of being overweighted in mortgage-backed securities and BBB-rated corporate bonds and notes.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Aggregate Bond Index is an unmanaged index designed to measure the U.S. investment-grade, fixed-rate bond market, which includes publicly issued, fixed-rate, non-convertible, dollar-denominated, taxable U.S. government, corporate, mortgage pass-through and asset-backed securities rated investment grade or higher. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of corporate debt A-rated funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of shares of the Fund, Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Bond Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

iv

	10-YEAR GROWTH OF A $10,000 INVESTMENT THROUGH 6/30/07

				Lehman
				Aggregate	Lipper Corp.
Class and	With		Without	Bond	Debt A-Rated
Inception Date	Load		Load	Index*	Funds Median**

CLASS Y 12/1/91	N/A		$16,705	$17,936	$16,782

CLASS A 12/9/92	$15,630	#	$16,283	$17,936	$16,782

CLASS B 3/13/96	N/A		$15,123	$17,936	$16,782

CLASS C 3/25/96	N/A		$15,128	$17,936	$16,782

CLASS K 11/23/92	N/A		$16,313	$17,936	$16,782

#	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

*	The Lehman Brothers Aggregate Bond Index is an unmanaged index designed to measure the U.S. investment-grade, fixed-rate bond market, which includes publicly issued, fixed-rate, non-convertible, dollar-denominated, taxable U.S. government, corporate, mortgage pass-through and asset-backed securities rated investment grade or higher. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/97.

**	The Lipper Corporate Debt A-Rated Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/97.

v

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

			One			Five			Ten			Since
	One		Year	Five		Years	Ten		Years	Since		Inception
Class and	Year		w/out	Years		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		load	w/load		load	w/load		load	w/load		load

CLASS Y 12/1/91	N/A		6.49%	N/A		4.50%	N/A		5.27%	N/A		5.55%

CLASS A 12/9/92	1.99%	#	6.24%	3.42%	#	4.27%	4.57%	#	5.00%	5.11%	#	5.40%

CLASS B 3/13/96	0.44%	†	5.44%	3.12%	†	3.47%	N/A		4.22%	N/A		4.28%

CLASS C 3/25/96	4.41%	†	5.41%	N/A		3.47%	N/A		4.23%	N/A		4.25%

CLASS K 11/23/92	N/A		6.23%	N/A		4.27%	N/A		5.02%	N/A		5.39%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

As identified in the current Fund prospectus, the gross expense ratios for Class A, Class B, Class C, Class K and Class Y Shares for the fiscal year ended 6/30/06 were 1.33%, 2.09%, 2.09%, 1.34% and 1.11%, respectively. Expenses for the fiscal year ended 6/30/07 are included in this Annual Report in the Financial Highlights. Munder Capital Management limited certain expenses of the Fund’s Class A, Class B, Class C and Class K Shares during the 1992-1996 calendar years and the Fund’s Class Y Shares during the 1991-1996 calendar years. Total returns and yields would have been lower if Munder Capital had not limited expenses during those periods.

#	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

vi

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vii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

viii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$1,008.80	$6.33	1.27%
Class B	$1,000.00	$1,005.00	$9.99	2.01%
Class C	$1,000.00	$1,005.00	$10.04	2.02%
Class K	$1,000.00	$1,008.80	$6.33	1.27%
Class Y	$1,000.00	$1,010.00	$4.98	1.00%

Hypothetical
Class A	$1,000.00	$1,018.50	$6.36	1.27%
Class B	$1,000.00	$1,014.83	$10.04	2.01%
Class C	$1,000.00	$1,014.78	$10.09	2.02%
Class K	$1,000.00	$1,018.50	$6.36	1.27%
Class Y	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

ix

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x

Munder Bond Fund

Portfolio of Investments, June 30, 2007

Principal
Amount		Value

ASSET-BACKED SECURITIES — 6.7%
Auto Loan — 0.9%
	WFS Financial Owner Trust:
$218,807	Series 2003-4, Class C,
	3.020% due 05/20/2011	$217,862
602,236	Series 2004-3, Class A4,
	3.930% due 02/17/2012	596,211

		814,073

Credit Card — 1.3%
1,000,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1,
	7.870% due 03/15/2011 (a),(c)	1,020,307
120,000	MBNA Master Credit Card Trust, Series 2000-E, Class A,
	7.800% due 10/15/2012	127,899

		1,148,206

Equipment Lease — 0.0% †
13,822	CNH Equipment Trust, Series 2004-A, Class A3B,
	2.940% due 10/15/2008	13,810

Home Equity Loans — 1.0%
529,735	Countrywide Inc., Series 2003-BC6, Class M5,
	7.520% due 04/25/2033 (c)	487,835
161,579	FHLMC, Series T-7, Class A6,
	7.030% due 08/25/2028	161,025
226,160	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1,
	5.610% due 03/25/2033 (c)	226,344

		875,204

Time Share Receivables — 0.4%
410,854	Marriott Vacation Club Owner Trust, Series 2004-2A, Class B, 144A,
	4.341% due 10/20/2026 (d),(e),(f)	397,879

Utilities — 1.1%
1,000,000	AEP Texas Central Transition Funding, Series A-2,
	4.980% due 07/01/2015	981,941

Other — 2.0%
1,000,000	Belo PLC, Series EVST-2, Class 21A, 144A, YNK,
	7.350% due 02/27/2012 (d),(e),(g)	1,028,000

See Notes to Financial Statements.

1

Munder Bond Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES (Continued)
Other (Continued)
$700,000	ELM BV, 144A, YNK,
	21.360% due 06/20/2013 (c),(d),(e),(g),(h)	$662,900
105,372	Zermatt CBO Limited, Series 1A, Class A, 144A, YNK,
	5.872% due 09/01/2010 (c),(d),(e),(g),(h)	105,372

		1,796,272

TOTAL ASSET-BACKED SECURITIES
(Cost $6,089,630)		6,027,385

CORPORATE BONDS AND NOTES — 31.7%
Financials — 14.6%
1,000,000	Aegon Funding Corp.,
	5.750% due 12/15/2020	983,211
916,000	Allied Capital Corporation,
	6.625% due 07/15/2011	924,915
1,500,000	Bank of New York Company, Inc., (becomes variable March 2008)
	3.400% due 03/15/2013	1,477,743
560,000	Cincinnati Financial Corp.,
	6.125% due 11/01/2034	539,241
	CIT Group Inc.:
500,000	5.400% due 03/07/2013	485,960
1,000,000	6.000% due 04/01/2036	928,162
450,000	Corporacion Andina de Fomento, YNK,
	5.125% due 05/05/2015	427,390
930,000	Developers Diversified Realty Corp.,
	3.875% due 01/30/2009	905,975
500,000	Independence Community Bank Corporation (becomes variable April 2009),
	3.750% due 04/01/2014	483,641
1,055,000	Landesbank Baden-Wurttemberg, New York, MTN,
	6.350% due 04/01/2012	1,092,941
1,250,000	National Rural Utilities Cooperative Finance Corporation,
	4.375% due 10/01/2010 (a)	1,209,421
700,000	Simon Property Group LP,
	5.750% due 05/01/2012	703,148
750,000	SLM Corp., MTN,
	3.950% due 08/15/2008 (a)	730,628

See Notes to Financial Statements.

2

Principal
Amount		Value

Financials (Continued)
$1,000,000	Stancorp Financial Group,
	6.900% due 05/29/2067	$981,338
820,000	Weingarten Realty Investors, REIT, MTN,
	4.857% due 01/15/2014	775,941
525,000	Wells Fargo Bank,
	4.750% due 02/09/2015 (a)	492,305

		13,141,960

Industrials — 14.8%
1,000,000	Abbott Laboratories,
	5.875% due 05/15/2016	1,000,257
470,000	Allied Waste North America, Inc.,
	6.375% due 04/15/2011 (a)	457,075
1,000,000	American Standard, Inc.,
	7.375% due 02/01/2008 (a)	1,008,164
570,000	Becton Dickinson & Co.,
	6.700% due 08/01/2028	602,543
	Centex Corp.:
750,000	5.800% due 09/15/2009 (a)	748,946
1,000,000	6.500% due 05/01/2016 (a)	961,660
1,000,000	Coca-Cola Enterprises, Inc.,
	8.500% due 02/01/2022	1,222,872
1,215,000	Costco Wholesale Corp.,
	5.500% due 03/15/2017	1,184,581
465,000	Ford Motor Credit Company,
	5.800% due 01/12/2009	455,166
800,000	Fortune Brands, Inc.,
	5.375% due 01/15/2016 (a)	742,756
1,500,000	Home Depot Inc.,
	5.875% due 12/16/2036	1,336,501
700,000	Norfolk Southern Corporation,
	7.250% due 02/15/2031 (a)	756,074
750,000	Pinnacle Entertainment,
	8.250% due 03/15/2012	772,500
400,000	Swift Energy Co.,
	7.625% due 07/15/2011 (a)	405,000
500,000	Verizon Maryland, Inc.,
	6.125% due 03/01/2012 (a)	506,907

See Notes to Financial Statements.

3

Munder Bond Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Industrials (Continued)
$750,000	Waste Management, Inc.,
	6.875% due 05/15/2009	$767,044
500,000	Westlake Chemical Corp.,
	6.625% due 01/15/2016	473,750

		13,401,796

Utilities — 2.3%
700,000	AEP Texas Central Company, Series E,
	6.650% due 02/15/2033	726,067
600,000	AmerenEnergy Generating Company, Series F,
	7.950% due 06/01/2032	683,566
700,000	Pacific Gas & Electric Company,
	6.050% due 03/01/2034	678,082

		2,087,715

TOTAL CORPORATE BONDS AND NOTES
(Cost $29,458,921)		28,631,471

MORTGAGE-BACKED SECURITIES — 40.8%
Collateralized Mortgage Obligations (CMO) – Agency — 20.0%
	FHLMC:
285,984	Series 1531, Class M,
	6.000% due 06/15/2008	285,492
592,306	Series 1603, Class J,
	6.500% due 07/15/2023	596,667
33,865	Series 2132, Class PD,
	6.000% due 11/15/2027	33,900
3,410,000	Series 2544, Class QC,
	5.000% due 12/15/2017 (b)	3,300,028
1,000,000	Series 2700, Class PG,
	4.500% due 05/15/2032 (b)	929,450
1,400,000	Series 2751, Class NY,
	5.000% due 09/15/2024 (b)	1,387,256
725,000	Series 2764, Class QD,
	5.000% due 02/15/2029	704,577
600,000	Series 2780, Class LC,
	5.000% due 07/15/2027	590,979
1,300,000	Series 2802 Class NC,
	5.000% due 05/15/2028 (b)	1,281,297

See Notes to Financial Statements.

4

Principal
Amount		Value

Collateralized Mortgage Obligations (Continued)
	FHLMC: (Continued)
$1,500,000	Series 2938, Class DB,
	5.000% due 11/15/2028 (b)	$1,470,053
	FNMA:
282,110	Series 1990-5, Class J,
	8.200% due 01/25/2020	298,233
3,974,580	Series 1993-203, Class PL,
	6.500% due 10/25/2023	4,022,226
1,600,000	Series 1994-60, Class PJ,
	7.000% due 04/25/2024 (b)	1,655,203
493,136	Series 1996-28, Class PJ,
	6.500% due 12/25/2024	492,464
1,000,000	Series 2004-101, Class PB,
	5.000% due 02/25/2024	990,959

		18,038,784

Commercial Mortgage-Backed Securities — 2.9%
1,415,310	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A1,
	5.540% due 06/10/2046	1,416,888
500,000	First Union National Bank – Chase Commercial Mortgage, Series 1999-C2, Class C,
	6.944% due 06/15/2031	511,749
675,000	GE Capital Commercial Mortgage Corporation, Series 2005-C1, Class A2,
	4.353% due 06/10/2048	657,258

		2,585,895

Mortgage Pass-Through Securities — 17.9%
	FHLMC:
682,614	Pool #1B2506, Gold,
	5.139% due 01/01/2036 (c)	676,011
102,726	Pool #A01048, Gold,
	8.500% due 02/01/2020	109,160
923,965	Pool #C01501, Gold,
	5.500% due 03/01/2033 (b)	895,412
154,775	Pool #C30261,
	7.500% due 08/01/2029	161,838

See Notes to Financial Statements.

5

Munder Bond Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES (Continued)
Mortgage Pass-Through Securities (Continued)
	FHLMC: (Continued)
$26,447	Pool #E00160, Gold,
	7.000% due 11/01/2007	$26,503
77,140	Pool #G00479, Gold,
	9.000% due 04/01/2025	83,320
5,359	Pool #E62394,
	7.500% due 09/01/2010	5,418
	FNMA:
14,173	Pool #081585,
	11.500% due 07/01/2012	14,992
324,044	Pool #100081,
	11.500% due 08/20/2016	356,610
657,140	Pool #725495,
	4.856% due 02/01/2034 (c)	650,949
2,246,019	Pool #735060,
	6.000% due 11/01/2034	2,229,545
1,338,657	Pool #745275,
	5.000% due 02/01/2036	1,257,728
635,999	Pool #767413,
	5.500% due 01/01/2034	615,764
1,711,676	Pool #776836,
	6.500% due 08/01/2034 (b)	1,736,437
569,203	Pool #788520,
	5.500% due 07/01/2034	551,094
460,992	Pool #788908,
	6.000% due 08/01/2034	457,610
1,803,049	Pool #897791,
	6.000% due 09/01/2036	1,784,762
142,291	Pool #303105,
	11.000% due 11/01/2020	156,725
1,805,125	Pool #386314,
	3.790% due 07/01/2013	1,657,693
571,268	Pool #906281,
	5.537% due 01/01/2037 (c),(h)	569,840
986,379	Pool #918160,
	5.500% due 05/01/2022	971,753
986,061	Pool #928206,
	6.000% due 04/01/2037	975,502

See Notes to Financial Statements.

6

Principal
Amount		Value

Mortgage Pass-Through Securities (Continued)
	GNMA:
$146,764	Pool #627907,
	5.000% due 02/15/2034	$139,094
72,405	Pool #780584,
	7.000% due 06/15/2027	75,518

		16,159,278

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $37,211,731)		36,783,957

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.5%
Government Sponsored Enterprises (GSE) — 4.5%
	FHLB:
1,000,000	5.050% due 10/25/2010	988,383
200,000	5.125% due 08/14/2013	197,538
	FNMA,
1,000,000	5.000% due 05/11/2017 (a)	964,038
	FHLMC:
1,425,000	5.000% due 04/18/2017 (a)	1,374,985
500,000	6.875% due 09/15/2010 (a)	524,365

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,136,066)		4,049,309

U.S. TREASURY OBLIGATIONS — 10.5%
U.S. Treasury Bonds — 4.6%
250,000	6.250% due 05/15/2030 (a)	285,742
1,140,000	6.500% due 11/15/2026 (a)	1,316,878
2,000,000	8.125% due 08/15/2019 (a)	2,529,062

		4,131,682

U.S. Treasury Notes — 5.9%
450,000	4.250% due 11/15/2014 (a)	429,363
380,000	4.500% due 03/31/2012 (a)	373,053
1,950,000	4.500% due 02/15/2016 (a)	1,879,465
700,000	4.500% due 02/15/2036 (a)	633,828
180,000	4.625% due 10/31/2011 (a)	177,905
1,900,000	4.625% due 11/15/2016 (a)	1,841,368

		5,334,982

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,205,113)		9,466,664

See Notes to Financial Statements.

7

Munder Bond Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
(Cost $998,056)
1,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010	$976,302

Shares

INVESTMENT COMPANY SECURITY — 3.6%
(Cost $3,205,139)
3,205,139	Institutional Money Market Fund (i)	3,205,139

COLLATERAL FOR SECURITIES ON LOAN — 20.5%
(Cost $18,529,510)
18,529,510	State Street Navigator Securities Trust – Prime Portfolio (j)	18,529,510

TOTAL INVESTMENTS
(Cost $108,834,166)	119.4%	107,669,737
OTHER ASSETS AND LIABILITIES (Net)	(19.4)	(17,484,749)

NET ASSETS	100.0%	$90,184,988

See Notes to Financial Statements.

8

†	Amount represents less than 0.05% of net assets.

(a)	Security, or a portion thereof, is on loan.

(b)	Security, or a portion thereof, is designated on the Fund’s books as collateral for futures contracts.

(c)	Variable rate security. The interest rate shown reflects the rate in effect as of June 30, 2007.

(d)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(e)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(f)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At June 30, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $1,796,272, 2.0% of net assets.

Security	Acquisition Date	Cost

Belo PLC, Series EVST-2, Class 21A, 144A, YNK, 7.350% due 02/27/2012	01/26/2007	$1,000,000
ELM BV, 144A, YNK, 21.360% due 06/20/2013	06/13/2006	700,000
Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.872% due 09/01/2010	10/24/2005	105,478

(h)	Fair valued security as of June 30, 2007, (see Notes to Financial Statements, Note 2). At June 30, 2007, these securities represent $1,338,112, 1.5% of net assets.

(i)	Affiliated company security (see Notes to Financial Statements, Note 3).

(j)	At June 30, 2007, the market value of the securities on loan is $18,253,558.

See Notes to Financial Statements.

9

Munder Bond Fund

Portfolio of Investments, June 30, 2007 (continued)

OPEN CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT JUNE 30, 2007

			Fixed
			Payments	Unrealized
	Notional	Termination	Received/(Paid)	Appreciation/
Swap Counterparty/Referenced Debt	Amount	Date	Per Annum	(Depreciation)

Swaps Purchased:
Bank of America
Centex Corp. 6.5% due 05/01/2016	$1,000,000	6/20/2016	(0.84)%	$53,148
Residential Capital, LLC 6.5% due 04/17/2013	2,000,000	6/20/2017	(1.96)%	86,322
Swaps Sold:
Bank of America
Residential Capital, LLC 6.5% due 04/17/2013	3,000,000	6/20/2012	1.60%	(64,246)

				$75,224

ABBREVIATIONS:

FHLB  — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN  — Medium Term Note
REIT  — Real Estate Investment Trust
YNK   — Yankee Security

See Notes to Financial Statements.

10

[This Page Intentionally Left Blank]

11

Munder Bond Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $105,629,027)	$104,464,598
Securities of affiliated company (cost — $3,205,139)	3,205,139

Total Investments	107,669,737
Interest receivable	925,976
Dividends receivable	14,092
Receivable for investment securities sold	5,952
Receivable for Fund shares sold	606,262
Deposits with brokers for futures contracts	151,227
Variation margin receivable on open futures contracts	18,879
Unrealized appreciation on credit default swap contracts	75,224
Prepaid expenses and other assets	56,895

Total Assets	109,524,244

LIABILITIES:
Payable for Fund shares redeemed	649,882
Payable upon return of securities loaned	18,529,510
Trustees’ fees and expenses payable	65,662
Transfer agency/record keeping fees payable	18,554
Administration fees payable	11,238
Custody fees payable	8,033
Distribution and shareholder servicing fees payable — Class A, B and C Shares	6,315
Shareholder servicing fees payable — Class K Shares	5,552
Investment advisory fees payable	2,488
Accrued expenses and other payables	42,022

Total Liabilities	19,339,256

NET ASSETS	$90,184,988

Investments, at cost	$108,834,166

*	Including $18,253,558 of securities loaned.

See Notes to Financial Statements.

12

NET ASSETS consist of:
Undistributed net investment income	$239,527
Accumulated net realized loss on investments sold	(12,913,751)
Net unrealized depreciation on investments	(1,070,326)
Paid-in capital	103,929,538

$90,184,988

NET ASSETS:
Class A Shares	$10,467,555

Class B Shares	$3,367,178

Class C Shares	$1,682,352

Class K Shares	$26,986,527

Class Y Shares	$47,681,376

SHARES OUTSTANDING:
Class A Shares	1,133,143

Class B Shares	364,481

Class C Shares	181,095

Class K Shares	2,918,460

Class Y Shares	5,154,630

CLASS A SHARES:
Net asset value and redemption price per share	$9.24

Maximum sales charge	4.00%
Maximum offering price per share	$9.63

CLASS B SHARES:
Net asset value and offering price per share*	$9.24

CLASS C SHARES:
Net asset value and offering price per share*	$9.29

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.25

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.25

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

13

Munder Bond Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$4,770,357
Dividends on securities of affiliated company	91,367
Securities lending, net of borrower rebates	14,199

Total Investment Income	4,875,923

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	29,990
Class B Shares	34,745
Class C Shares	17,505
Shareholder servicing fees:
Class K Shares	75,295
Investment advisory fees	418,198
Administration fees	137,879
Transfer agency/record keeping fees	62,002
Registration and filing fees	59,767
Legal and audit fees	42,561
Custody fees	40,621
Trustees’ fees and expenses	40,019
Other	55,380

Total Expenses	1,013,962

NET INVESTMENT INCOME	3,861,961

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions	892,825
Futures contracts	58,512
Credit default swap contracts	13,065
Net change in unrealized appreciation/(depreciation) of:
Securities	(148,251)
Futures contracts	18,879
Credit default swap contracts	75,224

Net realized and unrealized gain on investments	910,254

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,772,215

See Notes to Financial Statements.

14

Munder Bond Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Net investment income	$3,861,961	$2,876,791
Net realized gain from security transactions, futures contracts and credit default swap contracts	964,402	80,996
Net change in net unrealized appreciation/(depreciation) of securities, futures contracts and credit default swap contracts	(54,148)	(3,679,070)

Net increase/(decrease) in net assets resulting from operations	4,772,215	(721,283)
Dividends to shareholders from net investment income:
Class A Shares	(560,677)	(599,402)
Class B Shares	(138,571)	(187,624)
Class C Shares	(68,650)	(58,953)
Class K Shares	(1,417,256)	(1,486,628)
Class Y Shares	(1,872,100)	(901,065)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(3,764,403)	9,515,254
Class B Shares	(482,573)	588,481
Class C Shares	45,263	1,182,111
Class K Shares	(6,462,706)	24,943,902
Class Y Shares	24,703,072	6,488,508

Net increase in net assets	14,753,614	38,763,301
NET ASSETS:
Beginning of year	75,431,374	36,668,073

End of year	$90,184,988	$75,431,374

Undistributed net investment income	$239,527	$225,522

See Notes to Financial Statements.

15

Munder Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Amount
Class A Shares:
Sold*	$2,665,502	$9,422,669
Issued as reinvestment of dividends	358,099	357,419
Proceeds received in merger	—	10,517,330
Redeemed	(6,788,004)	(10,782,164)

Net increase/(decrease)	$(3,764,403)	$9,515,254

Class B Shares:
Sold	$801,395	$624,048
Issued as reinvestment of dividends	67,768	90,927
Proceeds received in merger	—	5,108,688
Redeemed*	(1,351,736)	(5,235,182)

Net increase/(decrease)	$(482,573)	$588,481

Class C Shares:
Sold	$1,044,002	$187,578
Issued as reinvestment of dividends	33,584	28,839
Proceeds received in merger	—	1,684,985
Redeemed	(1,032,323)	(719,291)

Net increase	$45,263	$1,182,111

Class K Shares:
Sold	$3,186,824	$10,331,584
Issued as reinvestment of dividends	546,580	448,179
Proceeds received in merger	—	28,358,064
Redeemed	(10,196,110)	(14,193,925)

Net increase/(decrease)	$(6,462,706)	$24,943,902

Class Y Shares:
Sold	$28,630,235	$8,164,770
Issued as reinvestment of dividends	1,151,036	616,407
Proceeds received in merger	—	1,579,834
Redeemed	(5,078,199)	(3,872,503)

Net increase	$24,703,072	$6,488,508

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

16

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Shares
Class A Shares:
Sold*	285,360	1,004,352
Issued as reinvestment of dividends	38,441	38,356
Issued in exchange for proceeds received in merger	—	1,104,784
Redeemed	(729,560)	(1,151,376)

Net increase/(decrease)	(405,759)	996,116

Class B Shares:
Sold	85,788	66,471
Issued as reinvestment of dividends	7,274	9,728
Issued in exchange for proceeds received in merger	—	536,643
Redeemed*	(145,424)	(558,387)

Net increase/(decrease)	(52,362)	54,455

Class C Shares:
Sold	110,704	20,074
Issued as reinvestment of dividends	3,583	3,079
Issued in exchange for proceeds received in merger	—	176,068
Redeemed	(109,787)	(76,523)

Net increase	4,500	122,698

Class K Shares:
Sold	340,838	1,088,011
Issued as reinvestment of dividends	58,621	48,159
Issued in exchange for proceeds received in merger	—	2,975,753
Redeemed	(1,091,479)	(1,514,863)

Net increase/(decrease)	(692,020)	2,597,060

Class Y Shares:
Sold	3,058,400	874,345
Issued as reinvestment of dividends	123,374	66,327
Issued in exchange for proceeds received in merger	—	165,783
Redeemed	(546,233)	(411,635)

Net increase	2,635,541	694,820

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

17

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$9.12	$9.65	$9.47	$9.89	$9.34

Income/(loss) from investment operations:
Net investment income	0.42	0.35	0.33	0.35	0.40
Net realized and unrealized gain/(loss) on investments	0.14	(0.48)	0.26	(0.37)	0.60

Total from investment operations	0.56	(0.13)	0.59	(0.02)	1.00

Less distributions:
Dividends from net investment income	(0.44)	(0.40)	(0.41)	(0.40)	(0.45)

Total distributions	(0.44)	(0.40)	(0.41)	(0.40)	(0.45)

Net asset value, end of period	$9.24	$9.12	$9.65	$9.47	$9.89

Total return(c)	6.24%	(1.41)%	6.33%	(0.24)%	10.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,468	$14,038	$5,239	$4,117	$5,019
Ratio of operating expenses to average net assets	1.28%	1.33%	1.42%	1.25%	1.10%
Ratio of net investment income to average net assets	4.55%	3.77%	3.39%	3.67%	4.14%
Portfolio turnover rate	55%	68%	79%	148%	207%
Ratio of operating expenses to average net assets without expense waivers	1.28%	1.33%	1.42%	1.25%	1.10%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 9, 1992 and March 13, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

18

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$9.12	$9.65	$9.48	$9.89	$9.35

0.35	0.28	0.25	0.28	0.32
0.14	(0.48)	0.26	(0.37)	0.59

0.49	(0.20)	0.51	(0.09)	0.91

(0.37)	(0.33)	(0.34)	(0.32)	(0.37)

(0.37)	(0.33)	(0.34)	(0.32)	(0.37)

$9.24	$9.12	$9.65	$9.48	$9.89

5.44%	(2.15)%	5.42%	(0.87)%	9.98%

$3,367	$3,803	$3,498	$5,522	$9,267
2.03%	2.09%	2.17%	2.00%	1.85%
3.80%	2.97%	2.64%	2.92%	3.39%
55%	68%	79%	148%	207%
2.03%	2.09%	2.17%	2.00%	1.85%

See Notes to Financial Statements.

19

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$9.17	$9.70	$9.52	$9.94	$9.39

Income/(loss) from investment operations:
Net investment income	0.36	0.29	0.26	0.28	0.33
Net realized and unrealized gain/(loss) on investments	0.13	(0.49)	0.26	(0.38)	0.59

Total from investment operations	0.49	(0.20)	0.52	(0.10)	0.92

Less distributions:
Dividends from net investment income	(0.37)	(0.33)	(0.34)	(0.32)	(0.37)

Total distributions	(0.37)	(0.33)	(0.34)	(0.32)	(0.37)

Net asset value, end of period	$9.29	$9.17	$9.70	$9.52	$9.94

Total return(c)	5.41%	(2.13)%	5.50%	(0.97)%	10.05%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$1,682	$1,620	$523	$543	$1,036
Ratio of operating expenses to average net assets	2.03%	2.09%	2.17%	2.00%	1.85%
Ratio of net investment income to average net assets	3.80%	3.02%	2.64%	2.92%	3.39%
Portfolio turnover rate	55%	68%	79%	148%	207%
Ratio of operating expenses to average net assets without expense waivers	2.03%	2.09%	2.17%	2.00%	1.85%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on March 25, 1996 and November 23, 1992, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

20

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$9.13	$9.66	$9.48	$9.90	$9.35

0.42	0.35	0.33	0.36	0.40
0.14	(0.48)	0.26	(0.38)	0.60

0.56	(0.13)	0.59	(0.02)	1.00

(0.44)	(0.40)	(0.41)	(0.40)	(0.45)

(0.44)	(0.40)	(0.41)	(0.40)	(0.45)

$9.25	$9.13	$9.66	$9.48	$9.90

6.23%	(1.41)%	6.32%	(0.24)%	10.92%

$26,987	$32,965	$9,786	$12,444	$40,172
1.28%	1.34%	1.42%	1.25%	1.10%
4.55%	3.77%	3.39%	3.67%	4.14%
55%	68%	79%	148%	207%
1.28%	1.34%	1.42%	1.25%	1.10%

See Notes to Financial Statements.

21

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$9.13	$9.66	$9.49	$9.90	$9.36

Income/(loss) from investment operations:
Net investment income	0.45	0.37	0.35	0.38	0.42
Net realized and unrealized gain/(loss) on investments	0.14	(0.48)	0.25	(0.37)	0.59

Total from investment operations	0.59	(0.11)	0.60	0.01	1.01

Less distributions:
Dividends from net investment income	(0.47)	(0.42)	(0.43)	(0.42)	(0.47)

Total distributions	(0.47)	(0.42)	(0.43)	(0.42)	(0.47)

Net asset value, end of period	$9.25	$9.13	$9.66	$9.49	$9.90

Total return(c)	6.49%	(1.16)%	6.48%	0.12%	11.07%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$47,681	$23,006	$17,622	$31,590	$45,110
Ratio of operating expenses to average net assets	1.02%	1.11%	1.17%	1.00%	0.85%
Ratio of net investment income to average net assets	4.81%	3.99%	3.65%	3.92%	4.39%
Portfolio turnover rate	55%	68%	79%	148%	207%
Ratio of operating expenses to average net assets without expense waivers	1.02%	1.11%	1.17%	1.00%	0.85%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

22

Munder Bond Fund

Notes to Financial Statements, June 30, 2007

1.	Organization

    As of June 30, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s primary goal is to provide a high level of current income. Its secondary goal is capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of June 30, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On August 12, 2005, the Fund acquired all of the assets and assumed all of the liabilities of the Munder U.S. Government Income Fund in a tax-free exchange of shares of and the subsequent liquidation of the Munder U.S. Government Income Fund. The Agreement and Plan of Reorganization was

23

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

approved by the shareholders of the Munder U.S. Government Income Fund at a Special Meeting of the Shareholders held on August 11, 2005.

Number of Shares outstanding of the Munder U.S. Government Income Fund prior to merger:
Class A	1,051,230
Class B	509,916
Class C	168,429
Class K	2,830,515
Class Y	157,268

Number of Shares issued of the Fund for Shares of the Munder U.S. Government Income Fund:
Class A	1,104,784
Class B	536,643
Class C	176,068
Class K	2,975,753
Class Y	165,783
Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Munder U.S. Government Income Fund	$1,726,491

There were no undistributed income or gain amounts unpaid prior to the merger of the Munder U.S. Government Income Fund.

	Prior to Merger	After Merger

Net assets of Munder U.S. Government Income Fund
Class A	$10,517,330	$—
Class B	5,108,688	—
Class C	1,684,985	—
Class K	28,358,064	—
Class Y	1,579,834	—
Net assets of the Fund
Class A	$5,538,571	$16,055,901
Class B	3,323,294	8,431,982
Class C	501,674	2,186,659
Class K	17,075,494	45,433,558
Class Y	18,102,934	19,682,768

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period.

24

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. The value of securities of other open-end funds held by the Fund, if any, is calculated using the net asset value relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: During the year ended June 30, 2007, the Fund entered into futures contracts for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner other than investing in the asset directly, or for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another). Upon entering into a futures contract, the Fund may be required to deposit with the broker or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margin payments are generally settled on a daily basis for long positions and upon closing of the contract for short positions. The daily changes in futures contracts are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with

25

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Credit Default Swap Contracts: The Fund may buy or sell credit default swap (“CDS”) contracts for the purpose of generating income or hedging the risk of default on portfolio securities. Up-front payments made or received by the Fund are capitalized until such time that the contract is closed. The income/ (cost) of CDS contracts is accrued daily and is recorded as unrealized appreciation/ (depreciation) on credit default swap contracts until payment is received/(made), at which time the unrealized appreciation/ (depreciation) is reclassified to realized gain/ (loss) on credit default swap contracts. In addition,

26

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

CDS contracts are marked to market daily with changes in market value recorded as unrealized appreciation/ (depreciation) on credit default swap contracts. If a default event occurs with respect to the underlying debt obligation, the Fund will record a realized gain/(loss) on credit default swap contracts equal to the payment received/ (made), net of unrealized appreciation/ (depreciation) on credit default swap contracts and/or the value of securities exchanged. As a buyer in a CDS contract, the Fund is exposed to the risk that the counterparties to the contracts will be unable to meet the terms of their contracts. As a seller in a CDS contract, in order to “cover” its commitment under the contract, the Fund will enter into an offsetting position or instruct the custodian to designate as collateral on the Fund’s books cash or liquid assets equal to the aggregate notional value of the underlying debt obligation. The counterparty to the CDS contract may require that the Fund deposit cash or pledge collateral to offset market value depreciation of the contract until such time as the contract is closed.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment

27

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services during the year ended June 30, 2007, Munder Capital Management (the “Advisor”) was entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $1 billion of assets, and 0.45% on assets exceeding $1 billion. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.50% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

28

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

    For the year ended June 30, 2007, the Advisor earned $137,879 before payment of sub-administration fees and $87,104 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.1649% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the year ended June 30, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $3,525 in advisory fees before waivers and reimbursements ($103 after waivers and reimbursements) and $1,495 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). In addition, as of June 30, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $519 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2007.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These

29

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the year ended June 30, 2007, no officer, director or employee of the Advisor, Comerica or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2007, the Fund paid $38 to Comerica Securities and $75,286 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $34,260,367 and $21,305,806, respectively, for the year ended June 30, 2007. Cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments were $30,079,289 and $23,214,205, respectively, for the year ended June 30, 2007.

30

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

    At June 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $1,048,566, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $2,507,034 and net depreciation for Federal Income Tax purposes was $1,458,468. At June 30, 2007, aggregate cost for Federal income tax purposes was $109,128,205.

    At June 30, 2007, the Fund had the following open financial futures contracts:

		Notional	Market	Gross
		Value of	Value of	Unrealized
	Contracts	Contracts	Contracts	Appreciation/(Depreciation)

U.S. Treasury Notes, September 2007 (long position)	95	$9,942,129	$9,887,422	$(54,707)
U.S. Treasury Notes, September 2007 (long position)	25	$2,662,360	$2,642,578	$(19,782)
U.S. Treasury Bonds, September 2007 (short position)	65	$7,097,119	$7,003,750	$93,368

6.	Investment Concentration

    As of June 30, 2007, more than 25% of the Fund’s assets were invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly during periods of declining interest rates.

7.	Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the year ended June 30, 2007, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2007, total commitment fees for the Fund were $816.

8.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is

31

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2007, permanent differences resulting primarily from paydown gains and losses, premium amortization, and credit default swap gains and losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net	Net
Investment Income	Realized Loss

$209,298	$(209,298)

    During the years ended June 30, 2007 and June 30, 2006, dividends of $4,057,254 and $3,233,672 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital Loss	Unrealized
Income	Carryover	Depreciation	Total

$344,969	$(12,600,833)	$(1,458,468)	$(13,714,332)

    The differences between book and tax distributable earnings are primarily due to premium amortization adjustments, wash sales, mark-to-market of futures contracts, mark-to-market and expenses of credit default swap contracts and deferred trustees’ fees.

    As determined at June 30, 2007, the Fund had available for Federal income tax purposes $12,600,833 of unused capital losses of which $2,698,402, $7,929,451, $527,926, $738,710, $310,004 and $396,340 expire in 2008, 2009, 2010, 2011, 2012 and 2013, respectively.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2007 in the amount of $343,117.

32

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

10.	Tax Information (Unaudited)

    The percentage of total net assets invested in U.S. government and U.S. government agency obligations at June 30, 2007 were as follows:

Federal National Mortgage Association	24.8%
Federal Home Loan Mortgage Corporation	16.2%
U.S. Treasury Notes	5.9%
U.S. Treasury Bonds	4.6%
Federal Home Loan Bank	1.3%
Government & National Mortgage Association	0.2%

11.	Subsequent Event (Unaudited)

    On August 14, 2007, Board of Trustees approved a change in the structure of the fee paid to the Advisor for its advisory services. Effective August 14, 2007, the Advisor is entitled to receive from the Fund a fee, computed and payable daily, based on average daily net assets of the Fund at an annual rate of 0.50% on the first $300 million of assets, and 0.45% on assets exceeding $300 million.

12.	Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

13.	Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or and on the Securities and Exchange Commission’s website at www.sec.gov.

33

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

14.	Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15.	Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (”Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the ”Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a ”Non-Interested Trustee” to the extent the Trustee is not an ”interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the

34

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor ;

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees);

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

35

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

•	the terms of the Advisory Agreement.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. (“Morningstar”).

    The Board considered the one-, three- and five-year total return on a net basis of the Fund’s Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. The Board also considered the Fund’s one-, three-, five- and ten-year total return as compared to the performance of other funds in the same Morningstar category as the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the performance of the benchmark for the one-, three-, five- and ten-year periods, but trailed for the since inception period, (2) the Fund’s average annual total returns for Class Y Shares on a net basis exceeded the performance of the benchmark for the one-year period, but trailed for the three-, five- and ten-year and since inception periods, (3) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the median performance of the Fund’s Lipper peer group for the one-, three-, five- and ten-year periods, and (4) the Fund’s average annual total returns for Class Y Shares on a net basis exceeded the median performance of the Fund’s Lipper peer group for the one- and three-year periods, but trailed for the five- and ten-year periods, and (5) the Fund had favorable Lipper rankings.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

36

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006 and the Advisor’s willingness to consider revised breakpoints for the Fund, which were approved in August 2007. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond

37

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of ”soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

38

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

16.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

39

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business- University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

40

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

41

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

		Term of	Principal
		Office(1) and	Occupation(s)
	Position(s) with	Length of	During Past
Name, Address and Age	the Funds	Time Served(2)	5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

42

Munder Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

		Term of	Principal
		Office(1) and	Occupation(s)
	Position(s) with	Length of	During Past
Name, Address and Age	the Funds	Time Served(2)	5 Years

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

43

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Bond Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Bond Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Bond Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

44

[This Page Intentionally Left Blank]

45

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNBOND607

ANNUAL REPORT
June 30, 2007
Munder Cash
Investment Fund
Class A, B, C, K & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$1,024.00	$2.81	0.56%
Class B	$1,000.00	$1,020.20	$6.56	1.31%
Class C	$1,000.00	$1,020.20	$6.56	1.31%
Class K	$1,000.00	$1,024.50	$2.31	0.46%
Class Y	$1,000.00	$1,025.20	$1.56	0.31%

Hypothetical
Class A	$1,000.00	$1,022.02	$2.81	0.56%
Class B	$1,000.00	$1,018.30	$6.56	1.31%
Class C	$1,000.00	$1,018.30	$6.56	1.31%
Class K	$1,000.00	$1,022.51	$2.31	0.46%
Class Y	$1,000.00	$1,023.26	$1.56	0.31%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Munder Cash Investment Fund

Investment Allocation, June 30, 2007 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of June 30, 2007 is contained in the Portfolio of Investments, which begins on the following page. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

iv

Munder Cash Investment Fund

Portfolio of Investments, June 30, 2007

Principal
Amount		Value

CERTIFICATES OF DEPOSIT — 7.1%
$15,000,000	Bank of Tokyo—Mitsubishi Limited, YNK, 5.290% due 07/11/2007	$15,000,000
15,000,000	Natixis Bank, YNK, 5.400% due 06/11/2008	15,000,000
15,000,000	Rabobank Nederland, YNK, 5.290% due 07/18/2007	15,000,000
15,000,000	Washington Mutual, Inc., 5.300% due 07/16/2007	15,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)		60,000,000

COMMERCIAL PAPER — 56.3%
15,000,000	Bank of Ireland, YNK, 5.290% due 07/18/2007	15,000,000
15,000,000	CBA (Delaware) Finance, Inc., 5.240% due 09/17/2007 (a)	14,829,700
15,000,000	Charta LLC, 5.260% due 08/06/2007 (a)	14,921,100
15,000,000	CRC Funding LLC, 5.250% due 07/13/2007 (a)	14,973,750
15,000,000	DaimlerChrysler NA Holding Corporation, 5.240% due 07/30/2007 (a)	14,936,683
15,000,000	Dexia Delaware LLC, 5.230% due 07/17/2007 (a)	14,965,133
15,000,000	Falcon Asset Securitization Company LLC, 5.240% due 09/10/2007 (a)	14,844,983
	Fcar Owner Trust, Series II:
15,000,000	5.200% due 08/23/2007 (a)	14,885,167
15,000,000	5.240% due 09/12/2007 (a)	14,840,617
15,000,000	Grampian Funding LLC, 5.205% due 07/16/2007 (a)	14,967,469
15,000,000	Greenwich Capital Holdings, Inc., 5.280% due 12/17/2007 (b)	15,000,000
15,000,000	Greyhawk Funding, LLC, 5.260% due 08/16/2007 (a)	14,899,183
15,000,000	ING U.S. Funding, LLC, 5.220% due 08/14/2007 (a)	14,904,300
15,000,000	Jupiter Securitization Corporation, 5.250% due 07/31/2007 (a)	14,934,375

See Notes to Financial Statements.

1

Munder Cash Investment Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
$15,000,000	Kitty Hawk Funding Corporation, 5.270% due 08/15/2007 (a)	$14,901,188
15,000,000	Lexington Parker Capital Company, LLC, 5.260% due 10/05/2007 (a)	14,789,600
15,000,000	Liberty Street Funding Corporation, 5.270% due 09/26/2007 (a)	14,808,963
10,000,000	Macquarie Bank Limited, YNK, 5.300% due 07/12/2007 (b)	10,000,000
15,000,000	Mane Funding Corporation, 5.250% due 09/18/2007 (a)	14,827,188
15,000,000	Mont Blanc Capital Corp., 5.230% due 07/25/2007 (a)	14,947,700
	New Center Asset Trust:
15,000,000	5.210% due 07/10/2007 (a)	14,980,462
20,000,000	5.360% due 07/02/2007 (a)	19,997,022
15,000,000	Park Avenue Receivables Corporation, 5.240% due 07/09/2007 (a)	14,982,533
15,000,000	Ranger Funding Company LLC, 5.300% due 07/16/2007 (a)	14,966,875
15,000,000	Scaldis Capital LLC, 5.200% due 07/25/2007 (a)	14,948,000
15,000,000	Skandinaviska Enskilda Banken AB, YNK, 5.175% due 07/11/2007 (a)	14,978,437
15,000,000	Solitaire Funding LLC, 5.240% due 08/23/2007 (a)	14,884,283
15,000,000	Thames Asset Global Securities, 5.230% due 09/07/2007 (a)	14,851,817
15,000,000	Thunder Bay Funding, LLC, 5.240% due 07/10/2007 (a)	14,980,350
15,000,000	UBS Finance (Delaware) LLC, YNK, 5.350% due 07/02/2007 (a)	14,997,771
15,000,000	Variable Funding Capital Corporation, 5.270% due 07/18/2007 (a)	14,962,671
15,000,000	Victory Receivables Corporation, 5.310% due 07/24/2007 (a)	14,949,113

TOTAL COMMERCIAL PAPER
(Cost $477,656,433)		477,656,433

See Notes to Financial Statements.

2

Principal
Amount		Value

CORPORATE BONDS AND NOTES — 11.2%
$15,000,000	Bank of America, NA, 5.335% due 08/07/2007	$15,000,000
15,000,000	CC USA, Inc., MTN, 144A, 5.270% due 07/30/2007 (b),(c),(d),(e)	14,999,881
15,000,000	K2 USA LLC, MTN, 144A, 5.320% due 06/25/2008 (b),(c),(d),(e)	15,000,000
15,000,000	MBIA Global Funding LLC, 144A, 5.310% due 01/10/2008 (b),(c),(d),(e)	15,000,000
10,000,000	Merrill Lynch & Co., Inc., MTN, 5.290% due 07/27/2007 (b)	10,000,000
15,000,000	Tango Finance Corp., MTN, 144A, 5.280% due 05/14/2008 (b),(c),(d),(e)	14,998,697
10,000,000	Wells Fargo Bank NA, 5.280% due 07/17/2008 (b)	10,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $94,998,578)		94,998,578

FUNDING AGREEMENT — 2.9%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Company, 5.400% due 09/27/2007 (b),(f),(g)	25,000,000

REPURCHASE AGREEMENTS — 22.0%
175,000,000	Agreement with Merrill Lynch & Co., Inc., 5.350% dated 06/29/2007, to be repurchased at $175,078,021 on 07/02/2007, collateralized by $187,990,000 FHLMC, 5.500% maturing 05/01/2037 (value $180,253,342)	175,000,000
11,914,000	Agreement with State Street Bank & Trust Company, 3.900% dated 06/29/2007, to be repurchased at $11,917,872, on 07/02/2007, collateralized by $9,985,000 FNMA, 7.125% maturing 01/15/2030 (value $12,156,738)	11,914,000

TOTAL REPURCHASE AGREEMENTS
(Cost $186,914,000)		186,914,000

See Notes to Financial Statements.

3

Munder Cash Investment Fund

Portfolio of Investments, June 30, 2007 (continued)

		Value

TOTAL INVESTMENTS
(Cost $844,569,011)	99.5%	$844,569,011
OTHER ASSETS AND LIABILITIES (Net)	0.5	4,309,662

NET ASSETS	100.0%	$848,878,673

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of June 30, 2007.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(f)	Security subject to restrictions on resale under the terms of the Funding Agreement.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more that 10% of its net assets in illiquid securities. At June 30, 2007, this security represents $25,000,000, 2.9% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Company, 5.400% due 09/27/2007	09/27/2006	$25,000,000

ABBREVIATIONS:

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN   — Medium Term Note
YNK   — Yankee Security

See Notes to Financial Statements.

4

[This Page Intentionally Left Blank]

5

Munder Cash Investment Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$657,655,011
Repurchase agreements	186,914,000

Total Investments	844,569,011
Cash	933
Interest receivable	1,484,687
Receivable for Fund shares sold	6,216,643
Receivable from Advisor	6,083
Prepaid expenses and other assets	60,660

Total Assets	852,338,017

LIABILITIES:
Payable for Fund shares redeemed	572,940
Dividends payable	2,488,016
Shareholder servicing fees payable — Class K Shares	86,550
Trustees’ fees and expenses payable	80,131
Transfer agency/record keeping fees payable	77,687
Administration fees payable	61,647
Distribution and shareholder servicing fees payable — Class A, B and C Shares	19,985
Custody fees payable	11,282
Accrued expenses and other payables	61,106

Total Liabilities	3,459,344

NET ASSETS	$848,878,673

Investments, at cost	$844,569,011

See Notes to Financial Statements.

6

NET ASSETS consist of:
Undistributed net investment income	$10,698
Accumulated net realized loss on investments sold	(13,470)
Paid-in capital	848,881,445

$848,878,673

NET ASSETS:
Class A Shares	$78,260,280

Class B Shares	$2,369,408

Class C Shares	$1,747,840

Class K Shares	$702,786,277

Class Y Shares	$63,714,868

SHARES OUTSTANDING:
Class A Shares	78,262,920

Class B Shares	2,370,374

Class C Shares	1,748,393

Class K Shares	702,785,303

Class Y Shares	63,717,639

CLASS A SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS B SHARES:
Net asset value and offering price per share*	$1.00

CLASS C SHARES:
Net asset value and offering price per share*	$1.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Cash Investment Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$43,323,802

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	186,022
Class B Shares	27,166
Class C Shares	17,085
Shareholder servicing fees:
Class K Shares	1,005,876
Investment advisory fees	2,847,208
Administration fees	881,686
Transfer agency/record keeping fees	422,954
Custody fees	116,584
Legal and audit fees	61,965
Registration and filing fees	60,510
Trustees’ fees and expenses	52,563
Other	86,113

Total Expenses	5,765,732
Fees waived by Advisor	(2,036,651)

Net Expenses	3,729,081

NET INVESTMENT INCOME	39,594,721

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,594,721

See Notes to Financial Statements.

8

Munder Cash Investment Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Net investment income	$39,594,721	$24,906,737

Net increase in net assets resulting from operations	39,594,721	24,906,737
Dividends to shareholders from net investment income:
Class A Shares	(3,562,150)	(2,698,190)
Class B Shares	(110,416)	(158,839)
Class C Shares	(69,754)	(47,726)
Class K Shares	(32,775,865)	(19,689,950)
Class Y Shares	(3,065,838)	(2,312,032)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	9,033,657	(6,951,988)
Class B Shares	(960,727)	(5,683,009)
Class C Shares	(158,965)	327,655
Class K Shares	92,603,268	116,251,493
Class Y Shares	3,189,203	1,799,794

Net increase in net assets	103,717,134	105,743,945
NET ASSETS:
Beginning of year	745,161,539	639,417,594

End of year	$848,878,673	$745,161,539

Undistributed net investment income	$10,698	$—

See Notes to Financial Statements.

9

Munder Cash Investment Fund

Statements of Changes in Net Assets — Capital Stock Activity(a)

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Amount
Class A Shares:
Sold	$215,649,909	$118,965,456
Issued as reinvestment of dividends	3,530,943	2,689,647
Redeemed	(210,147,195)	(128,607,091)

Net increase/(decrease)	$9,033,657	$(6,951,988)

Class B Shares:
Sold	$2,265,022	$3,465,724
Issued as reinvestment of dividends	92,673	140,076
Redeemed	(3,318,422)	(9,288,809)

Net decrease	$(960,727)	$(5,683,009)

Class C Shares:
Sold	$1,605,462	$4,001,707
Issued as reinvestment of dividends	64,283	43,052
Redeemed	(1,828,710)	(3,717,104)

Net increase/(decrease)	$(158,965)	$327,655

Class K Shares:
Sold	$634,694,278	$719,082,621
Issued as reinvestment of dividends	4,261,185	1,665,273
Redeemed	(546,352,195)	(604,496,401)

Net increase	$92,603,268	$116,251,493

Class Y Shares:
Sold	$45,681,052	$55,834,901
Issued as reinvestment of dividends	2,321,538	1,592,538
Redeemed	(44,813,387)	(55,627,645)

Net increase	$3,189,203	$1,799,794

(a)	Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

10

[This Page Intentionally Left Blank]

11

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07	6/30/06	6/30/05	6/30/04	6/30/03

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.048	0.037	0.015	0.003	0.008

Total from investment operations	0.048	0.037	0.015	0.003	0.008

Less distributions:
Dividends from net investment income	(0.048)	(0.037)	(0.015)	(0.003)	(0.008)

Total distributions	(0.048)	(0.037)	(0.015)	(0.003)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(c)	4.89%	3.71%	1.49%	0.31%	0.82%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$78,260	$69,226	$76,178	$97,087	$113,956
Ratio of operating expenses to average net assets	0.56%	0.58%	0.73%	0.81%	0.80%
Ratio of net investment income to average net assets	4.79%	3.64%	1.45%	0.31%	0.82%
Ratio of operating expenses to average net assets without expense waivers	0.81%	0.83%	0.82%	0.81%	0.80%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 1, 1992 and November 1, 2002, respectively.

(b)	Amount is less than $0.0005 per share.

(c)	Total return represents aggregate total return for the period indicated.

(d)	Annualized.

See Notes to Financial Statements.

12

B Shares

Year	Year	Year	Year		Period
Ended	Ended	Ended	Ended		Ended
6/30/07	6/30/06	6/30/05	6/30/04		6/30/03

$1.00	$1.00	$1.00	$1.00		$1.00

0.040	0.030	0.010	0.000	(b)	0.001

0.040	0.030	0.010	0.000	(b)	0.001

(0.040)	(0.030)	(0.010)	(0.000	)(b)	(0.001)

(0.040)	(0.030)	(0.010)	(0.000	)(b)	(0.001)

$1.00	$1.00	$1.00	$1.00		$1.00

4.12%	3.03%	0.99%	0.01%		0.06%

$2,369	$3,330	$9,013	$18,401		$29,030
1.31%	1.21%	1.23%	1.11%		1.33	%(d)
4.07%	2.84%	0.84%	0.01%		0.07	%(d)
1.56%	1.58%	1.57%	1.56%		1.55	%(d)

See Notes to Financial Statements.

13

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year		Period
	Ended	Ended	Ended	Ended		Ended
	6/30/07	6/30/06	6/30/05	6/30/04		6/30/03

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.040	0.030	0.010	0.000	(b)	0.001

Total from investment operations	0.040	0.030	0.010	0.000	(b)	0.001

Less distributions:
Dividends from net investment income	(0.040)	(0.030)	(0.010)	(0.000	)(b)	(0.001)

Total distributions	(0.040)	(0.030)	(0.010)	(0.000	)(b)	(0.001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00

Total return(c)	4.12%	3.03%	0.99%	0.01%		0.06%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$1,748	$1,907	$1,579	$2,737		$3,273
Ratio of operating expenses to average net assets	1.31%	1.22%	1.23%	1.11%		1.33	%(d)
Ratio of net investment income to average net assets	4.08%	2.95%	0.87%	0.01%		0.07	%(d)
Ratio of operating expenses to average net assets without expense waivers	1.56%	1.58%	1.57%	1.56%		1.55	%(d)

(a)	Class C Shares and Class K Shares of the Fund commenced operations on November 5, 2002 and November 23, 1992, respectively.

(b)	Amount is less than $0.0005 per share.

(c)	Total return represents aggregate total return for the period indicated.

(d)	Annualized.

See Notes to Financial Statements.

14

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/07	6/30/06	6/30/05	6/30/04	6/30/03

$1.00	$1.00	$1.00	$1.00	$1.00

0.049	0.038	0.016	0.004	0.009

0.049	0.038	0.016	0.004	0.009

(0.049)	(0.038)	(0.016)	(0.004)	(0.009)

(0.049)	(0.038)	(0.016)	(0.004)	(0.009)

$1.00	$1.00	$1.00	$1.00	$1.00

5.00%	3.82%	1.59%	0.41%	0.92%

$702,786	$610,174	$493,923	$537,052	$652,701
0.46%	0.47%	0.63%	0.71%	0.70%
4.89%	3.80%	1.58%	0.41%	0.92%
0.71%	0.72%	0.72%	0.71%	0.70%

See Notes to Financial Statements.

15

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Class Y

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07	6/30/06	6/30/05	6/30/04	6/30/03

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.050	0.039	0.017	0.006	0.011

Total from investment operations	0.050	0.039	0.017	0.006	0.011

Less distributions:
Dividends from net investment income	(0.050)	(0.039)	(0.017)	(0.006)	(0.011)

Total distributions	(0.050)	(0.039)	(0.017)	(0.006)	(0.011)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	5.15%	3.97%	1.75%	0.56%	1.07%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$63,715	$60,525	$58,725	$137,748	$210,797
Ratio of operating expenses to average net assets	0.31%	0.33%	0.48%	0.56%	0.55%
Ratio of net investment income to average net assets	5.04%	3.92%	1.53%	0.56%	1.07%
Ratio of operating expenses to average net assets without expense waivers	0.56%	0.58%	0.57%	0.56%	0.55%

(a)	Class Y Shares of the Fund commenced operations on March 14, 1990.

(b)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

16

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2007

1.	Organization

    As of June 30, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Cash Investment Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares of the Fund are sold at net asset value without a front-end sales charge. Class B and Class C Shares are also sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of June 30, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and

17

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment

18

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statement and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

    The Advisor voluntarily waived a portion of its advisory fees during the year ended June 30, 2007 in an amount equal to $2,036,651, which is reflected as fees waived by Advisor in the accompanying Statement of Operations. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.1000% for advisory services. On August 14, 2007, the Fund terminated its Reimbursement Agreement with the Advisor that would have permitted the Advisor to seek reimbursement for $4,469,427 in fee waivers as of June 30, 2007.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

19

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is also entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2007, the Advisor earned $881,686 before payment of sub-administration fees and $580,607 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.1088% for administrative services.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). In addition, as of June 30, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $50,236 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2007.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These

20

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the year ended June 30, 2007, no officer, director or employee of the Advisor, Comerica or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.15%

    No payments are made under the Plan with regard to Class Y Shares.

    Prior to November 1, 2005, the Distributor voluntarily waived a portion of its 12b-1 fees for Class B and Class C Shares of the Fund. On August 14, 2007, the Fund terminated its Reimbursement Agreement with the Distributor that would have permitted the Distributor to seek reimbursement for $59,752 in fee waivers as of June 30, 2007.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2007, the Fund paid $322 to Comerica Securities and $1,005,616 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

21

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

5.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    As determined on June 30, 2007, permanent differences resulting primarily from the expiration of capital loss carryovers were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Accumulated
Net	Paid-In
Realized Gain	Capital

$287	$(287)

    During the years ended June 30, 2007 and June 30, 2006, distributions of $39,584,023 and $24,906,737 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital
Income	Loss Carryover	Total

$2,565,768	$(13,470)	$2,552,298

    The difference between book and tax distributable earnings is primarily due to year-end dividends payable and deferred trustees’ fees.

    As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $13,470 of unused capital losses of which $4,695, $650 and $8,125 expire in 2008, 2009, and 2010, respectively. $287 of capital losses incurred in 1999 expired unused in the current year.

    In addition, $4,695 and $650 of the losses expiring in 2008 and 2009, respectively, may be further limited as these amounts were acquired in the

22

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

reorganization with the Munder Money Market Fund that occurred on January 24, 2003.

    At June 30, 2007, the aggregate cost for Federal income tax purposes was $844,569,011.

7.	Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

8.	Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

9.	Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

10.	Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board

23

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was

24

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of the Advisory Agreement.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the median performance of the Fund’s Lipper, Inc. (“Lipper”) “peer group.” The Board also considered the Fund’s one-, three-, five- and ten-year total return as compared to the performance of other funds in the same Morningstar category as the Fund. In this regard, the Board considered that the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the median performance of the Fund’s Lipper peer group for the one-, three-, five- and ten-year periods.

25

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

26

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

27

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

11.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business-University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

28

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

29

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

30

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an ”interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

31

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

32

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Cash Investment Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Cash Investment Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Cash Investment Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

33

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35

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNCASH607

ANNUAL REPORT
June 30, 2007
Munder Energy Fund
Class A, B, C, K & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very truly yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
x	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in energy-related securities, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Furthermore, the power technology stocks in which the Fund invests are relatively volatile. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sub-industry. A complete list of holdings as of June 30, 2007 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SUB-INDUSTRY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Michael Bryk and John Kreiter

    The Fund generated a return of 22.95% for the year ended June 30, 2007, relative to the 23.18% return for the Deutsche Bank Energy Index and the 21.73% median return for the Lipper universe of natural resources funds.

    The strong absolute performance of the Fund reflected the strength of the energy sector of the stock market during the year ended June 30, 2007. On a relative basis, the lag in the Fund’s performance compared to its Deutsche Bank Energy Index was principally due to the impact of expenses, which are not deducted from the benchmark’s returns.

    The greatest positive impact on the Fund’s relative performance came from its holdings in power technology companies, which represented approximately 18% of the Fund’s holdings. Many of these companies are also referred to as “alternative energy” companies, since they are involved in activities that provide energy through less conventional or evolving methods, including solar and wind power, fuel cells and ethanol fuel. Other companies in this sector are involved in conserving energy through technology that results in more efficient delivery systems. Among these holdings, the largest positive impact on relative returns came from Vestas Wind Systems A/ S (1.3% of the Fund) and American Power Conversion Corporation, which was sold from the Fund in November 2006, prior to its acquisition by Schneider Electric SA in February 2007. Each of these stocks added at least one percentage point to the Fund’s relative returns.

    Other strong power technology companies included First Solar, Inc. (1.3% of the Fund), General Cable Corporation (1.0% of the Fund), Quanta Services, Inc. (0.9% of the Fund) and Infineon Technologies AG, which was eliminated from the Fund in January. The strong performance of these power technology holdings more than offset the negative impact of other power technology holdings, including FuelCell Energy, Inc. (0.9% of the Fund), Energy Conversion Devices, Inc. (0.8% of the Fund), Maxwell Technologies, Inc. (0.6% of the Fund) and Plug Power, Inc. (0.5% of the Fund).

    In the remainder of the Fund, the oil & gas-related investments had a net positive impact on the Fund’s relative performance as well, due to relative strength in the Fund’s oil & gas equipment & services and integrated oil & gas holdings. The relative strength of the oil & gas equipment & services holdings principally came from underweighted positions in Halliburton Company (1.5% of the Fund) and Baker Hughes Incorporated (2.1% of the Fund). Underweights in BP PLC (1.6% of the Fund), Murphy Oil Corporation (2.0% of the Fund) and Hess Corporation (2.3% of the Fund) were largely responsible for the relative strength of the integrated oil & gas holdings, offsetting the negative effect of underweights in Chevron Corporation (3.1% of the Fund) and Exxon Mobil Corporation (3.1% of the Fund).

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Deutsche Bank

iii

Energy Index is an equal-dollar weighted index of widely held companies involved in producing and providing oil and natural gas, including domestic and international oil producers, refiners and transmitters, oil equipment manufacturers and drillers, and natural gas producers. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of natural resources funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Hypothetical and Total Returns

The following graph represents the performance of the Fund’s Class Y Shares since the inception of the Fund. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Energy Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

vi

	GROWTH OF A $10,000 INVESTMENT THROUGH 6/30/07 SINCE INCEPTION

						Lipper
					Deutsche	Natural
				S&P	Bank	Resources
Class and	With		Without	500®	Energy	Funds
Inception Date	Load		Load	Index*	Index*	Median**

CLASS Y 3/13/01	N/A		$21,882	$13,519	$34,985	$27,506

CLASS A 3/13/01	$20,368	(2)	$21,550	$13,519	$34,985	$27,506

CLASS B 3/13/01	N/A		$20,532	$13,519	$34,985	$27,506

CLASS C 3/13/01(1)	$20,336	(2)	$20,542	$13,519	$34,985	$27,506

CLASS K 3/13/01	N/A		$21,529	$13,519	$34,985	$27,506

(1)	Class II Shares were converted and/or reclassified as Class C Shares as of the close of business on October 31, 2003. Performance information for Class C Shares for periods prior to October 31, 2003 is for Class II Shares, and reflects the fees and expenses of the Class II Shares prior to that date.

(2)	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares or 1.00% for Class II Shares (now Class C Shares), as applicable.

*	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Deutsche Bank Energy Index is an equal-dollar weighted index of widely held companies involved in producing and providing oil and natural gas, including domestic and international oil producers, refiners and transmitters, oil equipment manufacturers and drillers, and natural gas producers. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 3/1/01.

**	The Lipper Natural Resources Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 3/1/01.

vii

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

		One		Five		Since
	One	Year	Five	Year	Since	Inception
Class and	Year	w/out	Year	w/out	Inception	w/out
Inception Date	w/load	load	w/load	load	w/load	load

CLASS Y 3/13/01	N/A	22.95%	N/A	23.84%	N/A	13.23%

CLASS A 3/13/01	15.89% (2)	22.60%	22.18% (2)	23.56%	11.95% (2)	12.96%

CLASS B 3/13/01	16.77% (3)	21.77%	22.46% (3)	22.64%	N/A	12.09%

CLASS C 3/13/01(1)	20.68% (3)	21.68%	22.36% (2)	22.61%	11.92% (2)	12.10%

CLASS K 3/13/01	N/A	22.63%	N/A	23.54%	N/A	12.94%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

As identified in the current Fund prospectus, the gross expense ratios for Class A, Class B, Class C, Class K and Class Y Shares during the fiscal year ended 6/30/06 were 1.56%, 2.31%, 2.31%, 1.55% and 1.31%, respectively. Expenses for the fiscal year ended 6/30/07 are included in this Annual Report in the Financial Highlights.

(1)	Class II Shares were converted and/or reclassified as Class C Shares as of the close of business October 31, 2003. Performance information for Class C Shares for periods prior to October 31, 2003 is for Class II Shares, and reflects the fees and expenses of the Class II Shares prior to that date.

(2)	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares or 1.00% for Class II Shares (now Class C Shares), as applicable.

(3)	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

viii

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ix

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

x

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$1,219.10	$9.30	1.69%
Class B	$1,000.00	$1,214.80	$13.40	2.44%
Class C	$1,000.00	$1,214.70	$13.40	2.44%
Class K	$1,000.00	$1,219.30	$9.24	1.68%
Class Y	$1,000.00	$1,221.20	$7.93	1.44%

Hypothetical
Class A	$1,000.00	$1,016.41	$8.45	1.69%
Class B	$1,000.00	$1,012.69	$12.18	2.44%
Class C	$1,000.00	$1,012.69	$12.18	2.44%
Class K	$1,000.00	$1,016.46	$8.40	1.68%
Class Y	$1,000.00	$1,017.65	$7.20	1.44%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

xi

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xii

Munder Energy Fund

Portfolio of Investments, June 30, 2007

Shares		Value

COMMON STOCKS — 99.6%
Consumer Discretionary — 0.5%
Auto Parts & Equipment — 0.5%
34,300	Fuel Systems Solutions Inc. †	$568,694

Consumer Staples — 0.7%
Food Distributors — 0.7%
15,700	Andersons, Inc. (The)	711,681

Energy — 81.2%
Integrated Oil & Gas — 35.0%
23,200	BP PLC, ADR	1,673,648
39,325	Chevron Corporation	3,312,738
28,644	ConocoPhillips	2,248,554
36,700	Eni S.p.A., ADR	2,655,245
39,600	Exxon Mobil Corporation	3,321,648
42,600	Hess Corporation	2,511,696
73,400	Marathon Oil Corporation	4,401,064
36,700	Murphy Oil Corporation	2,181,448
70,800	Occidental Petroleum Corporation	4,097,904
56,100	Repsol YPF, SA, ADR	2,171,070
27,200	Royal Dutch Shell PLC Class A, ADR	2,208,640
110,200	Statoil ASA, ADR	3,417,302
6,300	Suncor Energy Inc.	566,496
35,100	Total SA, ADR	2,842,398

		37,609,851

Oil & Gas Drilling — 11.5%
32,800	Diamond Offshore Drilling, Inc.	3,331,168
32,900	GlobalSantaFe Corporation	2,377,025
34,350	Noble Corporation	3,349,812
31,400	Transocean Inc. †	3,327,772

		12,385,777

Oil & Gas Equipment & Services — 11.6%
26,750	Baker Hughes Incorporated	2,250,478
17,300	Complete Production Services, Inc. †	447,205
5,900	Core Laboratories N.V. †	599,971
45,400	Halliburton Company	1,566,300
6,300	National Oilwell Varco, Inc. †	656,712
12,800	Oil States International, Inc. †	529,152
38,100	Schlumberger Limited	3,236,214

See Notes to Financial Statements.

1

Munder Energy Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil & Gas Equipment & Services (Continued)
46,900	Smith International, Inc.	$2,750,216
7,000	W-H Energy Services, Inc. †	433,370

		12,469,618

Oil & Gas Exploration & Production — 16.5%
23,700	Anadarko Petroleum Corporation	1,232,163
25,236	Apache Corporation	2,059,005
19,300	Cabot Oil & Gas Corporation	711,784
30,300	Carrizo Oil & Gas, Inc. †	1,256,541
10,500	Denbury Resources Inc. †	393,750
25,500	Devon Energy Corporation	1,996,395
27,700	EOG Resources, Inc.	2,023,762
59,700	Noble Energy, Inc.	3,724,683
11,200	Southwestern Energy Company †	498,400
64,700	XTO Energy Inc.	3,888,470

		17,784,953

Oil & Gas Refining & Marketing — 6.6%
16,000	Frontier Oil Corporation	700,320
29,100	Sunoco, Inc.	2,318,688
7,300	Tesoro Corporation	417,195
44,800	Valero Energy Corporation	3,308,928
22,700	VeraSun Energy Corporation †	328,696

		7,073,827

Total Energy		87,324,026

Industrials — 8.3%
Construction & Engineering — 0.9%
32,600	Quanta Services, Inc. †	999,842

Electrical Components & Equipment — 5.7%
26,900	Energy Conversion Devices, Inc. †	829,058
54,400	Evergreen Solar, Inc. †	505,920
15,800	First Solar, Inc. †	1,410,782
123,400	FuelCell Energy, Inc. †	977,328
14,500	General Cable Corporation †	1,098,375

See Notes to Financial Statements.

2

Shares		Value

Industrials (Continued)
Electrical Components & Equipment (Continued)
62,700	Power-One, Inc. †	$249,546
27,200	Suntech Power Holdings Co., Ltd., ADR †	991,984

		6,062,993

Heavy Electrical Equipment — 1.7%
155,500	Plug Power, Inc. †	488,270
20,800	Vestas Wind Systems A/S †	1,376,982

		1,865,252

Total Industrials		8,928,087

Information Technology — 5.7%
Electronic Equipment Manufacturers — 2.4%
22,100	Color Kinetics Incorporated †	738,361
14,100	Itron, Inc. †	1,098,954
7,100	Kyocera Corporation, ADR	748,411

		2,585,726

Electronic Manufacturing Services — 0.6%
47,600	Maxwell Technologies, Inc. †	676,872

Semiconductor Equipment — 1.7%
26,800	Applied Materials, Inc.	532,516
20,700	MEMC Electronic Materials, Inc. †	1,265,184

		1,797,700

Semiconductors — 1.0%
41,400	Cree, Inc. †	1,070,190

Total Information Technology		6,130,488

Materials — 2.3%
Industrial Gases — 0.9%
12,500	Air Products and Chemicals, Inc.	1,004,625

Specialty Chemicals — 1.4%
10,300	OM Group, Inc. †	545,076
21,700	Zoltek Companies, Inc. †	901,201

		1,446,277

Total Materials		2,450,902

See Notes to Financial Statements.

3

Munder Energy Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Utilities — 0.9%
Electric Utilities — 0.4%
14,700	IDACORP, Inc.	$470,988

Independent Power Producers & Energy Traders — 0.5%
14,200	Ormat Technologies, Inc.	535,056

Total Utilities		1,006,044

TOTAL COMMON STOCKS
(Cost $52,400,129)		107,119,922

INVESTMENT COMPANY SECURITY — 0.5%
(Cost $492,413)
492,413	Institutional Money Market Fund (a)	492,413

WARRANTS — 0.0%
Industrials — 0.0%
Electrical Components & Equipment — 0.0%
20,000	Lime Energy Co., expires 12/10/07, (exercise price: $13.50) †,(b)	0
5,000	Lime Energy Co., expires 4/17/08, (exercise price: $13.50) †,(b)	0

TOTAL WARRANTS
(Cost $126,156)		0

TOTAL INVESTMENTS
(Cost $53,018,698)	100.1%	107,612,335
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(57,660)

NET ASSETS	100.0%	$107,554,675

†	Non-income producing security.

(a)	Affiliated company security (See Notes to Financial Statements, Note 3).

(b)	Fair valued security as of June 30, 2007 (see Notes to Financial Statements, Note 2).

ABBREVIATION:

ADR — American Depositary Receipt

See Notes to Financial Statements.

4

At June 30, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	81.7%	$87,867,775
Norway	3.2	3,417,302
France	2.6	2,842,398
Netherlands	2.6	2,808,611
Italy	2.5	2,655,245
Spain	2.0	2,171,070
United Kingdom	1.6	1,673,648
Denmark	1.3	1,376,982
China	0.9	991,984
Japan	0.7	748,411
Canada	0.5	566,496

TOTAL COMMON STOCKS	99.6	107,119,922
INVESTMENT COMPANY SECURITY	0.5	492,413
WARRANTS	0.0	0

TOTAL INVESTMENTS	100.1	107,612,335
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(57,660)

NET ASSETS	100.0%	$107,554,675

See Notes to Financial Statements.

5

Munder Energy Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $52,526,285)	$107,119,922
Securities of affiliated company (cost — $492,413)	492,413

Total Investments	107,612,335
Cash	998
Dividends receivable	109,583
Receivable for investment securities sold	344,531
Receivable for Fund shares sold	123,175
Prepaid expenses and other assets	50,452

Total Assets	108,241,074

LIABILITIES:
Payable for investment securities purchased	257,722
Payable for Fund shares redeemed	204,077
Transfer agency/record keeping fees payable	60,412
Distribution and shareholder servicing fees payable — Class A, B and C Shares	59,808
Trustees’ fees and expenses payable	40,622
Administration fees payable	10,728
Investment advisory fees payable	4,391
Custody fees payable	2,458
Shareholder servicing fees payable — Class K Shares	2
Accrued expenses and other payables	46,179

Total Liabilities	686,399

NET ASSETS	$107,554,675

Investments, at cost	$53,018,698

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(35,316)
Accumulated net realized loss on investments sold	(20,399,272)
Net unrealized appreciation of investments	54,593,637
Paid-in capital	73,395,626

$107,554,675

NET ASSETS:
Class A Shares	$44,831,609

Class B Shares	$39,956,913

Class C Shares	$22,046,744

Class K Shares	$11,224

Class Y Shares	$708,185

SHARES OUTSTANDING:
Class A Shares	2,097,393

Class B Shares	1,962,575

Class C Shares	1,082,050

Class K Shares	526

Class Y Shares	32,626

CLASS A SHARES:
Net asset value and redemption price per share	$21.37

Maximum sales charge	5.50%
Maximum offering price per share	$22.61

CLASS B SHARES:
Net asset value and offering price per share*	$20.36

CLASS C SHARES:
Net asset value and offering price per share*	$20.37

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$21.35

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$21.71

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Energy Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$6,874
Dividends on securities of unaffiliated companies(a)	1,366,152
Dividends on securities of affiliated company	6,114

Total Investment Income	1,379,140

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	106,222
Class B Shares	375,050
Class C Shares	206,388
Shareholder servicing fees:
Class K Shares	23
Investment advisory fees	756,499
Transfer agency/record keeping fees	263,578
Administration fees	161,805
Registration and filing fees	58,570
Legal and audit fees	42,971
Custody fees	40,959
Trustees’ fees and expenses	38,160
Other	74,630

Total Expenses	2,124,855

NET INVESTMENT LOSS	(745,715)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	15,950,436
Foreign currency-related transactions	(2,494)
Net change in unrealized appreciation/(depreciation) of securities	3,130,213

Net realized and unrealized gain on investments	19,078,155

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,332,440

(a)	Net of foreign withholding taxes of $81,272.

See Notes to Financial Statements.

8

Munder Energy Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007*	June 30, 2006*

Net investment loss	$(745,715)	$(791,742)
Net realized gain from security and foreign currency-related transactions	15,947,942	14,642,280
Net change in net unrealized appreciation/(depreciation) of securities	3,130,213	14,222,558

Net increase in net assets resulting from operations	18,332,440	28,073,096
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(12,366,719)	(103,912)
Class B Shares	(10,122,568)	(11,359,863)
Class C Shares	(4,727,943)	952,382
Class Y Shares	(3,837)	97,758
Short-term trading fees	4,691	15,838

Net increase/(decrease) in net assets	(8,883,936)	17,675,299
NET ASSETS:
Beginning of year	116,438,611	98,763,312

End of year	$107,554,675	$116,438,611

Accumulated net investment loss	$(35,316)	$(29,827)

*	For the years ended June 30, 2007 and June 30, 2006, there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

9

Munder Energy Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2007*	June 30, 2006*

Amount
Class A Shares:
Sold	$6,770,800	$20,439,147
Redeemed	(19,137,519)	(20,543,059)

Net decrease	$(12,366,719)	$(103,912)

Class B Shares:
Sold	$1,507,868	$5,805,944
Redeemed	(11,630,436)	(17,165,807)

Net decrease	$(10,122,568)	$(11,359,863)

Class C Shares:
Sold	$1,654,390	$6,184,468
Redeemed	(6,382,333)	(5,232,086)

Net increase/(decrease)	$(4,727,943)	$952,382

Class Y Shares:
Sold	$155,545	$139,132
Redeemed	(159,382)	(41,374)

Net increase/(decrease)	$(3,837)	$97,758

*	For the years ended June 30, 2007 and June 30, 2006, there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

10

	Year Ended	Year Ended
	June 30, 2007*	June 30, 2006*

Shares
Class A Shares:
Sold	381,026	1,273,708
Redeemed	(1,140,419)	(1,305,049)

Net decrease	(759,393)	(31,341)

Class B Shares:
Sold	88,420	381,498
Redeemed	(703,973)	(1,121,996)

Net decrease	(615,553)	(740,498)

Class C Shares:
Sold	96,998	401,866
Redeemed	(386,165)	(346,358)

Net increase/(decrease)	(289,167)	55,508

Class Y Shares:
Sold	8,561	8,500
Redeemed	(8,932)	(2,502)

Net increase/(decrease)	(371)	5,998

*	For the years ended June 30, 2007 and June 30, 2006, there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

11

Munder Energy Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$17.43	$13.35	$9.57	$6.79	$7.42

Income/(loss) from investment operations:
Net investment loss	(0.06)	(0.04)	(0.04)	(0.05)	(0.07)
Net realized and unrealized gain/(loss) on investments	4.00	4.12	3.82	2.83	(0.56)

Total from investment operations	3.94	4.08	3.78	2.78	(0.63)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$21.37	$17.43	$13.35	$9.57	$6.79

Total return(d)	22.60%	30.56%	39.50%	40.94%	(8.49)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$44,832	$49,784	$38,557	$22,182	$20,107
Ratio of operating expenses to average net assets	1.68%	1.56%	1.68%	1.89%	1.96%
Ratio of net investment loss to average net assets	(0.32)%	(0.23)%	(0.38)%	(0.65)%	(1.22)%
Portfolio turnover rate	26%	25%	38%	41%	93%
Ratio of operating expenses to average net assets without expense waivers	1.68%	1.56%	1.68%	1.90%	1.97%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on March 13, 2001.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

12

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$16.72	$12.91	$9.32	$6.66	$7.34

(0.18)	(0.16)	(0.13)	(0.11)	(0.12)
3.82	3.97	3.72	2.77	(0.56)

3.64	3.81	3.59	2.66	(0.68)

0.00 (c)	0.00 (c)	0.00 (c)	—	—

$20.36	$16.72	$12.91	$9.32	$6.66

21.77%	29.51%	38.52%	39.94%	(9.26)%

$39,957	$43,115	$42,838	$39,396	$33,404
2.43%	2.31%	2.43%	2.64%	2.71%
(1.06)%	(1.03)%	(1.18)%	(1.40)%	(1.97)%
26%	25%	38%	41%	93%
2.43%	2.31%	2.43%	2.65%	2.72%

See Notes to Financial Statements.

13

Munder Energy Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$16.74	$12.92	$9.33	$6.67	$7.35

Income/(loss) from investment operations:
Net investment loss	(0.18)	(0.15)	(0.13)	(0.11)	(0.12)
Net realized and unrealized gain/(loss) on investments	3.81	3.97	3.72	2.77	(0.56)

Total from investment operations	3.63	3.82	3.59	2.66	(0.68)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$20.37	$16.74	$12.92	$9.33	$6.67

Total return(d)	21.68%	29.57%	38.48%	39.88%	(9.25)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$22,047	$22,948	$16,996	$15,411	$13,768
Ratio of operating expenses to average net assets	2.43%	2.31%	2.43%	2.64%	2.71%
Ratio of net investment loss to average net assets	(1.06)%	(0.99)%	(1.18)%	(1.40)%	(1.97)%
Portfolio turnover rate	26%	25%	38%	41%	93%
Ratio of operating expenses to average net assets without expense waivers	2.43%	2.31%	2.43%	2.65%	2.72%

(a)	Prior to the close of business on October 31, 2003, the Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on March 13, 2001, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II Shares and reflect the fees and expenses of the Class II Shares. Class K Shares commenced operations on March 13, 2001.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

14

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$17.41	$13.33	$9.56	$6.79	$7.42

(0.05)	(0.04)	(0.05)	(0.05)	(0.07)
3.99	4.12	3.82	2.82	(0.56)

3.94	4.08	3.77	2.77	(0.63)

0.00 (c)	0.00 (c)	0.00 (c)	—	—

$21.35	$17.41	$13.33	$9.56	$6.79

22.63%	30.61%	39.44%	40.80%	(8.49)%

$11	$9	$7	$8	$36
1.67%	1.55%	1.68%	1.89%	1.96%
(0.26)%	(0.23)%	(0.44)%	(0.65)%	(1.22)%
26%	25%	38%	41%	93%
1.67%	1.55%	1.68%	1.90%	1.97%

See Notes to Financial Statements.

15

Munder Energy Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/07(b)		6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$17.65		$13.49	$9.65	$6.83	$7.45

Income/(loss) from investment operations:
Net investment income/(loss)	(0.00	)(c)	0.01	(0.02)	(0.03)	(0.06)
Net realized and unrealized gain/(loss) on investments	4.06		4.15	3.86	2.85	(0.56)

Total from investment operations	4.06		4.16	3.84	2.82	(0.62)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$21.71		$17.65	$13.49	$9.65	$6.83

Total return(d)	22.95%		30.84%	39.79%	41.29%	(8.32)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$708		$582	$364	$240	$149
Ratio of operating expenses to average net assets	1.43%		1.31%	1.43%	1.64%	1.71%
Ratio of net investment income/(loss) to average net assets	(0.02)%		0.04%	(0.14)%	(0.40)%	(0.97)%
Portfolio turnover rate	26%		25%	38%	41%	93%
Ratio of operating expenses to average net assets without expense waivers	1.43%		1.31%	1.43%	1.65%	1.72%

(a)	Class Y Shares of the Fund commenced operations on March 13, 2001.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

16

Munder Energy Fund

Notes to Financial Statements, June 30, 2007

1.	Organization

    As of June 30, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Energy Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of June 30, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

17

Munder Energy Fund

Notes to Financial Statements, June 30, 2007 (continued)

pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and

18

Munder Energy Fund

Notes to Financial Statements, June 30, 2007 (continued)

subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded

19

Munder Energy Fund

Notes to Financial Statements, June 30, 2007 (continued)

as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently

20

Munder Energy Fund

Notes to Financial Statements, June 30, 2007 (continued)

evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets. Prior to December 29, 2006, the fee was computed daily and payable monthly.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2007, the Advisor earned $161,805 before payment of sub-administration fees and $105,056 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.1608% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the year ended June 30, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $236 in advisory fees before waivers and expense reimbursements ($7 after waivers and reimbursements) and $100 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the

21

Munder Energy Fund

Notes to Financial Statements, June 30, 2007 (continued)

Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $9 for its administrative, record keeping and other related services provided to the Fund for the period ended December 29, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the year ended June 30, 2007, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST, MSTII or @Vantage. No officer, director or employee of Comerica or any of its affiliates received any compensation from MST, MSTII or @Vantage during the period ended December 29, 2006.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

22

Munder Energy Fund

Notes to Financial Statements, June 30, 2007 (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 29, 2006, the Fund paid $33 to Comerica Securities and $190 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $26,561,605 and $51,351,715, respectively, for the year ended June 30, 2007.

    At June 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $55,747,473, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,254,989 and net appreciation for Federal income tax purposes was $54,492,484. At June 30, 2007, aggregate cost for Federal income tax purposes was $53,119,851.

6. Investment Concentration

    The Fund invests primarily in domestic and, to a lesser extent, foreign energy-related companies. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. As of June 30, 2007, more than 25% of the Fund’s assets were invested in issuers in the oil, gas & consumable fuels industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

23

Munder Energy Fund

Notes to Financial Statements, June 30, 2007 (continued)

7. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the year ended June 30, 2007, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2007, total commitment fees for the Fund were $1,079.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2007, permanent differences resulting primarily from foreign currency gains and losses and net operating losses, were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain	Paid-In Capital

$740,226	$2,494	$(742,720)

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Post October	Capital Loss	Unrealized
Loss	Carryover	Appreciation	Total

$(2,551)	$(20,298,119)	$54,492,484	$34,191,814

24

Munder Energy Fund

Notes to Financial Statements, June 30, 2007 (continued)

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $20,298,119 of unused capital losses of which $1,129,253 and $19,168,866 expire in 2011 and 2012, respectively.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net foreign currency losses arising between November 1, 2006 and June 30, 2007 of $2,551.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2007 in the amount of $15,156,101.

10.	Tax Information (Unaudited)

    For the fiscal year ended June 30, 2007, the Fund designates approximately $1,447,424 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

11.	Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

25

Munder Energy Fund

Notes to Financial Statements, June 30, 2007 (continued)

13.	Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14.	Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the

26

Munder Energy Fund

Notes to Financial Statements, June 30, 2007 (continued)

information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

27

Munder Energy Fund

Notes to Financial Statements, June 30, 2007 (continued)

•	the terms of the Advisory Agreement.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, and five-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three- and five-year and the overall “star” ratings of the Fund by Morningstar, Inc. (“Morningstar”).

    The Board considered the one-, three-, and five-year total return on a net basis of the Fund’s Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. The Board also considered the Fund’s one-, three- and five-year total return as compared to the performance of other funds in the same Morningstar category as the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, trailed the performance of the benchmark for the one-, three- and five-year and since inception periods, (2) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the median performance of the Fund’s Lipper peer group for the one- and three-year periods, but trailed the median performance of the Fund’s Lipper peer group for the five-year period, and (3) the Fund’s average annual total returns for Class Y Shares on a net basis equaled the median performance of the Fund’s Lipper peer group for the one-year period, but trailed the median performance of the Fund’s Lipper peer group for the three- and five-year periods.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28,

28

Munder Energy Fund

Notes to Financial Statements, June 30, 2007 (continued)

2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain

29

Munder Energy Fund

Notes to Financial Statements, June 30, 2007 (continued)

increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

30

Munder Energy Fund

Notes to Financial Statements, June 30, 2007 (continued)

15. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business-University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

31

Munder Energy Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

32

Munder Energy Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).
Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

33

Munder Energy Fund

Notes to Financial Statements, June 30, 2007 (continued)

		Term of	Principal
		Office(1) and	Occupation(s)
	Position(s) with	Length of	During Past
Name, Address and Age	the Funds	Time Served(2)	5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

34

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Energy Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Energy Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Energy Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

35

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNENRG607

ANNUAL REPORT
June 30, 2007
Munder Index 500 Fund
Class A, B, K, R & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Last December, Munder Capital completed its management-led buyout, which resulted in the sale of World Asset Management, Munder Capital’s index and quantitative investment management division responsible for managing the Munder Index 500 Fund, to Comerica Incorporated. When we completed the transaction, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
viii	Shareholder Fee Example
1	Portfolio of Investments
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Statements of Changes in Net Assets — Capital Stock Activity
26	Financial Highlights
31	Notes to Financial Statements
50	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Because the Fund’s goal is to invest in securities included in an index without regard to market trends, it may be particularly susceptible to a general decline in the market represented by that index.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2007, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Kenneth Schluchter and Kevin Yousif

    The Fund earned a return of 20.16% for the year ended June 30, 2007, compared to the 20.59% return for the S&P 500® Index and the 20.02% median return for the Lipper universe of funds with the objective of tracking the S&P 500® Index.

    The Fund’s goal is to closely track the total return of the S&P 500® Index. The weight of each of the 500 stocks held in the Fund is monitored relative to its weight in the S&P 500® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return. As a result, the Fund’s return for the one year ended June 30, 2007 was in line with that of its S&P 500® benchmark. The difference in returns is primarily due to the fact that expenses are deducted from the Fund before its return is calculated.

    All ten sectors of the S&P 500® Index posted positive double-digit returns for the year ended June 30, 2007. Telecommunication services was the strongest performing sector, with a return of 39%, followed by the materials and energy sectors, with returns of 29% and 28%, respectively. The financials sector had the weakest performance, but still posted a 15% return.

    Based on both total returns and weight in the Index, the information technology and financials sectors had the largest positive impact on the Index, each contributing over three percentage points to the Index’s return. The energy, health care and consumer discretionary sectors each boosted the Index’s return by over two percentage points.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of funds with the objective of tracking the S&P 500® Index represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of the Fund, Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Index 500 Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

iv

	GROWTH OF A $10,000 INVESTMENT THROUGH 6/30/07(1)

					Lipper
					S&P 500®
Class and	With		Without	S&P 500®	Funds
Inception Date	Load		Load	Index*	Median**

CLASS Y 12/1/91	N/A		$19,155	$19,909	$18,982

CLASS A 12/9/92	$18,312	#	$18,784	$19,909	$18,982

CLASS B 10/31/95	N/A		$18,241	$19,909	$18,982

CLASS K 12/7/92	N/A		$18,681	$19,909	$18,982

CLASS R 7/29/04	N/A		$14,067	$14,401	$14,206

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

#	Reflects the deduction of the maximum sales charge of 2.50% for Class A Shares.

*	The S&P 500® Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. Index comparative returns for Class A, Class B, Class K, Class R and Class Y Shares of the Fund are as of 7/1/97, 7/1/97, 7/1/97, 8/1/04, and 7/1/97, respectively.

**	The Lipper S&P 500® Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class K, Class R, and Class Y Shares of the Fund are as of 7/1/97, 7/1/97, 7/1/97, 8/1/04, and 7/1/97, respectively.

v

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

			One		Five		Ten		Since
	One		Year	Five	Years	Ten	Years	Since	Inception
	Year		w/out	Years	w/out	Years	w/out	Inception	w/out
	w/load		load	w/load	load	w/load	load	w/load	load

CLASS Y 12/1/91	N/A		20.16%	N/A	10.28%	N/A	6.72%	N/A	11.05%

CLASS A 12/9/92	16.85%#		19.86%	9.44%#	10.00%	6.24%#	6.51%	10.15%#	10.34%

CLASS B 10/31/95	16.55%	†	19.55%	9.59%†	9.73%	N/A	6.20%	N/A	9.36%

CLASS K 12/7/92	N/A		19.83%	N/A	9.99%	N/A	6.45%	N/A	10.29%

CLASS R 7/29/04	N/A		19.56%	N/A	N/A	N/A	N/A	N/A	12.38%

 Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

 As identified in the current Fund prospectus, the gross expense ratios for Class A, Class B, Class K, Class R and Class Y Shares for the fiscal year ended 6/30/06 were 0.66%, 1.41%, 0.66%, 0.91%, and 0.41%, respectively, and the net expense ratio for Class B Shares is 0.91%. Expenses for the fiscal year ended 6/30/07 are included in this Annual Report in the Financial Highlights. Munder Capital Management limited certain expenses of the Fund’s Class A and Class K Shares during the 1992-2000 calendar years, the Fund’s Class B Shares during the 1995-2000 calendar years and the Fund’s Class Y Shares during the 1991-2000 calendar years. Funds Distributor, Inc. limited certain 12b-1 fees for the Fund’s Class A Shares during the 1999-2002 calendar years and for the Fund’s Class B Shares during the 1999-2007 calendar years. Total returns would have been lower if Munder Capital and Funds Distributor, Inc. had not limited expenses during those periods. Funds Distributor, Inc.’s expense limitations are voluntary and may be terminated at any time.

#	Reflects the deduction of the maximum sales charge of 2.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

vi

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vii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class B Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

viii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$1,066.40	$3.23	0.63%
Class B	$1,000.00	$1,065.10	$4.51	0.88%
Class K	$1,000.00	$1,066.40	$3.23	0.63%
Class R	$1,000.00	$1,065.40	$4.46	0.87%
Class Y	$1,000.00	$1,067.90	$1.95	0.38%
Hypothetical
Class A	$1,000.00	$1,021.67	$3.16	0.63%
Class B	$1,000.00	$1,020.43	$4.41	0.88%
Class K	$1,000.00	$1,021.67	$3.16	0.63%
Class R	$1,000.00	$1,020.48	$4.36	0.87%
Class Y	$1,000.00	$1,022.91	$1.91	0.38%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

ix

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x

Munder Index 500 Fund

Portfolio of Investments, June 30, 2007

Shares		Value

COMMON STOCKS — 96.6%
Consumer Discretionary — 9.8%
Auto Components — 0.2%
12,220	Goodyear Tire & Rubber Company †	$424,767
11,686	Johnson Controls, Inc.	1,352,888

		1,777,655

Automobiles — 0.4%
111,368	Ford Motor Company	1,049,087
33,511	General Motors Corporation	1,266,716
15,255	Harley-Davidson, Inc.	909,350

		3,225,153

Distributors — 0.1%
10,092	Genuine Parts Company	500,563

Diversified Consumer Services — 0.1%
8,289	Apollo Group, Inc., Class A †	484,326
19,128	H&R Block, Inc.	447,022

		931,348

Hotels, Restaurants & Leisure — 1.5%
26,205	Carnival Corporation	1,278,018
8,374	Darden Restaurants, Inc.	368,372
11,057	Harrah’s Entertainment, Inc.	942,720
23,086	Hilton Hotels Corporation	772,688
19,691	International Game Technology	781,733
19,451	Marriott International, Inc., Class A	841,061
70,717	McDonald’s Corporation	3,589,595
43,879	Starbucks Corporation †	1,151,385
12,741	Starwood Hotels & Resorts Worldwide, Inc.	854,539
5,168	Wendy’s International, Inc.	189,924
10,798	Wyndham Worldwide Corporation †	391,535
31,026	YUM! Brands, Inc.	1,015,171

		12,176,741

Household Durables — 0.6%
3,907	Black & Decker Corporation (The)	345,027
7,075	Centex Corporation	283,707
16,186	D.R. Horton, Inc.	322,587
9,048	Fortune Brands, Inc.	745,284
3,858	Harman International Industries, Incorporated	450,614
4,550	KB Home	179,133

See Notes to Financial Statements.

1

Munder Index 500 Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Household Durables (Continued)
10,492	Leggett & Platt, Incorporated	$231,349
8,247	Lennar Corporation, Class A	301,510
16,520	Newell Rubbermaid, Inc.	486,184
12,584	Pulte Homes, Inc.	282,511
3,434	Snap-on Incorporated	173,451
4,938	Stanley Works (The)	299,737
4,674	Whirlpool Corporation	519,749

		4,620,843

Internet & Catalog Retail — 0.2%
18,422	Amazon.com, Inc. †	1,260,249
12,942	IAC/ InterActiveCorp †	447,923

		1,708,172

Leisure Equipment & Products — 0.2%
5,352	Brunswick Corporation	174,636
17,041	Eastman Kodak Company	474,251
9,440	Hasbro, Inc.	296,510
23,299	Mattel, Inc.	589,232

		1,534,629

Media — 3.2%
43,391	CBS Corporation, Class B	1,445,788
25	Citadel Broadcasting Corporation	161
29,402	Clear Channel Communications, Inc.	1,111,984
184,338	Comcast Corporation, Class A †	5,183,585
45,668	DIRECTV Group Inc. (The) †	1,055,387
3,871	Dow Jones & Company, Inc.	222,389
4,937	E.W. Scripps Company (The)	225,572
13,900	Gannett Co., Inc.	763,805
27,774	Interpublic Group of Companies, Inc. †	316,624
20,329	McGraw-Hill Companies, Inc. (The)	1,383,998
2,307	Meredith Corporation	142,111
8,524	New York Times Company (The), Class A	216,510
137,967	News Corporation	2,926,280
19,594	Omnicom Group, Inc.	1,036,914
224,227	Time Warner Inc.	4,717,736
5,005	Tribune Company	147,147

See Notes to Financial Statements.

2

Shares		Value

Consumer Discretionary (Continued)
Media (Continued)
40,819	Viacom Inc., Class B †	$1,699,295
117,379	Walt Disney Company (The)	4,007,319

		26,602,605

Multiline Retail — 1.1%
6,485	Big Lots, Inc. †	190,789
3,607	Dillard’s, Inc., Class A	129,600
18,651	Dollar General Corporation	408,830
8,932	Family Dollar Stores, Inc.	306,546
13,326	J.C. Penney Company, Inc.	964,536
19,110	Kohl’s Corporation †	1,357,383
27,225	Macy’s, Inc.	1,083,010
13,295	Nordstrom, Inc.	679,640
4,877	Sears Holdings Corporation †	826,652
50,436	Target Corporation	3,207,730

		9,154,716

Specialty Retail — 1.8%
5,227	Abercrombie & Fitch Co., Class A	381,466
8,949	AutoNation, Inc. †	200,816
2,829	AutoZone, Inc. †	386,498
16,223	Bed Bath & Beyond, Inc. †	583,866
23,978	Best Buy Co., Inc.	1,119,053
8,191	Circuit City Stores, Inc.	123,520
31,404	Gap, Inc. (The)	599,816
116,936	Home Depot, Inc. (The)	4,601,432
20,271	Limited Brands, Inc.	556,439
89,149	Lowe’s Companies, Inc.	2,735,983
16,377	Office Depot, Inc. †	496,223
4,462	OfficeMax Incorporated	175,357
8,029	RadioShack Corporation	266,081
6,484	Sherwin-Williams Company (The)	430,991
42,365	Staples, Inc.	1,005,321
8,099	Tiffany & Co.	429,733
26,943	TJX Companies, Inc. (The)	740,933

		14,833,528

Textiles, Apparel & Luxury Goods — 0.4%
21,983	Coach, Inc. †	1,041,774
6,450	Jones Apparel Group, Inc.	182,213

See Notes to Financial Statements.

3

Munder Index 500 Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Textiles, Apparel & Luxury Goods (Continued)
6,191	Liz Claiborne, Inc.	$230,924
22,457	NIKE, Inc., Class B	1,309,019
3,629	Polo Ralph Lauren Corporation	356,041
5,277	V.F. Corporation	483,268

		3,603,239

Total Consumer Discretionary		80,669,192

Consumer Staples — 9.0%
Beverages — 2.0%
45,005	Anheuser-Busch Companies, Inc.	2,347,461
4,667	Brown-Forman Corporation, Class B	341,064
119,035	Coca-Cola Company (The)	6,226,721
16,523	Coca-Cola Enterprises, Inc.	396,552
11,443	Constellation Brands, Inc., Class A †	277,836
2,804	Molson Coors Brewing Company	259,258
7,792	Pepsi Bottling Group, Inc. (The)	262,434
96,487	PepsiCo, Inc.	6,257,182

		16,368,508

Food & Staples Retailing — 2.3%
26,456	Costco Wholesale Corporation	1,548,205
91,426	CVS Caremark Corporation	3,332,478
41,935	Kroger Co. (The)	1,179,631
26,157	Safeway Inc.	890,123
12,309	SUPERVALU Inc.	570,153
36,603	SYSCO Corporation	1,207,533
143,593	Wal-Mart Stores, Inc. (a)	6,908,259
59,282	Walgreen Co.	2,581,138
8,373	Whole Foods Market, Inc.	320,686

		18,538,206

Food Products — 1.4%
38,663	Archer-Daniels-Midland Company	1,279,359
12,851	Campbell Soup Company	498,747
29,503	ConAgra Foods, Inc.	792,451
7,700	Dean Foods Company	245,399
20,516	General Mills, Inc.	1,198,545
19,242	H.J. Heinz Company	913,418

See Notes to Financial Statements.

4

Shares		Value

Consumer Staples (Continued)
Food Products (Continued)
10,154	Hershey Foods Corporation	$513,995
14,837	Kellogg Company	768,408
95,017	Kraft Foods Inc., Class A	3,349,349
7,711	McCormick & Company, Incorporated	294,406
43,512	Sara Lee Corporation	757,109
14,974	Tyson Foods, Inc., Class A	345,001
12,771	Wm. Wrigley Jr. Company	706,364

		11,662,551

Household Products — 1.9%
8,989	Clorox Company	558,217
30,297	Colgate-Palmolive Company	1,964,761
27,018	Kimberly-Clark Corporation	1,807,234
186,522	Procter & Gamble Company (The)	11,413,281

		15,743,493

Personal Products — 0.2%
25,995	Avon Products, Inc.	955,316
6,988	Estee Lauder Companies Inc. (The), Class A	318,024

		1,273,340

Tobacco — 1.2%
124,583	Altria Group, Inc.	8,738,251
10,134	Reynolds American, Inc.	660,737
9,487	UST Inc.	509,547

		9,908,535

Total Consumer Staples		73,494,633

Energy — 10.4%
Energy Equipment & Services — 2.0%
18,974	Baker Hughes, Incorporated	1,596,283
17,375	BJ Services Company	494,145
8,830	ENSCO International Incorporated	538,718
54,142	Halliburton Company	1,867,899
16,675	Nabors Industries Ltd. †	556,611
10,520	National Oilwell Varco, Inc. †	1,096,605
7,938	Noble Corporation	774,114
6,553	Rowan Companies, Inc.	268,542
69,810	Schlumberger Limited	5,929,661
11,874	Smith International, Inc.	696,291

See Notes to Financial Statements.

5

Munder Index 500 Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Energy Equipment & Services (Continued)
17,068	Transocean Inc. †	$1,808,867
19,979	Weatherford International Ltd. †	1,103,640

		16,731,376

Oil, Gas & Consumable Fuels — 8.4%
27,480	Anadarko Petroleum Corporation	1,428,685
19,615	Apache Corporation	1,600,388
24,253	Chesapeake Energy Corporation	839,154
127,307	Chevron Corporation	10,724,342
96,811	ConocoPhillips	7,599,664
10,786	CONSOL Energy Inc.	497,342
26,348	Devon Energy Corporation	2,062,785
41,477	El Paso Corporation	714,649
14,488	EOG Resources, Inc.	1,058,493
333,680	Exxon Mobil Corporation (a)	27,989,078
16,162	Hess Corporation	952,912
40,630	Marathon Oil Corporation	2,436,175
11,143	Murphy Oil Corporation	662,340
49,390	Occidental Petroleum Corporation	2,858,693
15,695	Peabody Energy Corporation	759,324
37,425	Spectra Energy Corp.	971,553
7,193	Sunoco, Inc.	573,138
32,518	Valero Energy Corporation	2,401,779
35,472	Williams Companies, Inc. (The)	1,121,625
22,708	XTO Energy Inc.	1,364,751

		68,616,870

Total Energy		85,348,246

Financials — 20.2%
Capital Markets — 3.6%
13,934	Ameriprise Financial, Inc.	885,784
44,778	Bank of New York Company, Inc. (The)	1,855,600
7,050	Bear Stearns Companies Inc. (The)	987,000
59,934	Charles Schwab Corporation (The)	1,229,846
25,284	E*TRADE Financial Corporation †	558,524
5,246	Federated Investors, Inc., Class B	201,079
9,759	Franklin Resources, Inc.	1,292,775
24,195	Goldman Sachs Group, Inc. (The)	5,244,266

See Notes to Financial Statements.

6

Shares		Value

Financials (Continued)
Capital Markets (Continued)
10,982	Janus Capital Group Inc.	$305,739
7,789	Legg Mason, Inc.	766,282
31,549	Lehman Brothers Holdings Inc.	2,351,031
24,660	Mellon Financial Corporation	1,085,040
51,581	Merrill Lynch & Co., Inc.	4,311,140
62,428	Morgan Stanley	5,236,461
11,176	Northern Trust Corporation	717,946
23,509	State Street Corporation	1,608,016
15,733	T. Rowe Price Group, Inc.	816,385

		29,452,914

Commercial Banks — 3.7%
32,138	BB&T Corporation	1,307,374
9,237	Comerica Incorporated (b)	549,324
11,335	Commerce Bancorp, Inc.	419,282
7,801	Compass Bancshares, Inc.	538,113
32,583	Fifth Third Bancorp	1,295,826
7,448	First Horizon National Corporation	290,472
21,635	Huntington Bancshares Incorporated	491,980
23,237	KeyCorp	797,726
4,488	M&T Bank Corporation	479,767
15,347	Marshall & Ilsley Corporation	730,978
34,104	National City Corporation	1,136,345
20,430	PNC Financial Services Group, Inc. (The)	1,462,379
41,742	Regions Financial Corporation	1,381,660
21,124	SunTrust Banks, Inc.	1,811,172
19,368	Synovus Financial Corp.	594,598
102,991	U.S. Bancorp	3,393,553
113,335	Wachovia Corporation	5,808,419
197,826	Wells Fargo & Company	6,957,540
6,515	Zions Bancorporation	501,069

		29,947,577

Consumer Finance — 0.9%
70,406	American Express Company	4,307,439
24,477	Capital One Financial Corporation	1,919,976
24,369	SLM Corporation	1,403,167

		7,630,582

See Notes to Financial Statements.

7

Munder Index 500 Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Diversified Financial Services — 4.9%
262,866	Bank of America Corporation (a)	$12,851,519
2,103	Chicago Mercantile Exchange Holdings Inc.	1,123,759
11,360	CIT Group Inc.	622,869
292,996	Citigroup Inc. (a)	15,027,765
202,349	JPMorgan Chase & Co.	9,803,809
13,623	Moody’s Corporation	847,350

		40,277,071

Insurance — 4.6%
19,283	ACE Limited	1,205,573
28,973	AFLAC Incorporated	1,489,212
35,979	Allstate Corporation (The)	2,213,068
6,037	Ambac Financial Group, Inc.	526,366
153,666	American International Group, Inc. (a)	10,761,230
17,391	Aon Corporation	741,031
5,877	Assurant, Inc.	346,273
23,781	Chubb Corporation (The)	1,287,503
10,169	Cincinnati Financial Corporation	441,335
24,779	Genworth Financial, Inc., Class A	852,398
18,757	Hartford Financial Services Group, Inc.	1,847,752
16,038	Lincoln National Corporation	1,137,896
26,402	Loews Corporation	1,345,974
32,899	Marsh & McLennan Companies, Inc.	1,015,921
7,747	MBIA Inc.	482,018
43,928	MetLife, Inc.	2,832,477
15,862	Principal Financial Group, Inc.	924,596
43,609	Progressive Corporation (The)	1,043,563
27,697	Prudential Financial, Inc.	2,692,979
6,289	SAFECO Corporation	391,553
5,656	Torchmark Corporation	378,952
39,331	Travelers Companies, Inc. (The)	2,104,209
20,305	UnumProvident Corporation	530,164
11,006	XL Capital Ltd., Class A	927,696

		37,519,739

See Notes to Financial Statements.

8

Shares		Value

Financials (Continued)
Real Estate Investment Trusts (REITs) — 1.2%
5,754	Apartment Investment and Management Company, Class A	$290,117
13,204	Archstone-Smith Trust	780,489
4,717	AvalonBay Communities, Inc.	560,757
7,049	Boston Properties, Inc.	719,914
7,401	Developers Diversified Realty Corporation	390,107
17,222	Equity Residential	785,840
14,500	General Growth Properties, Inc.	767,775
30,923	Host Hotels & Resorts, Inc.	714,940
13,434	Kimco Realty Corporation	511,432
10,470	Plum Creek Timber Company, Inc.	436,180
15,199	ProLogis	864,823
7,270	Public Storage, Inc.	558,481
13,232	Simon Property Group, Inc.	1,231,105
7,736	Vornado Realty Trust	849,722

		9,461,682

Real Estate Management & Development — 0.0% #
11,106	CB Richard Ellis Group, Inc. †	405,369

Thrifts & Mortgage Finance — 1.3%
35,148	Countrywide Financial Corporation	1,277,630
39,185	Federal Home Loan Mortgage Corporation	2,378,530
57,637	Federal National Mortgage Association	3,765,425
28,700	Hudson City Bancorp, Inc.	350,714
4,920	MGIC Investment Corporation	279,751
21,389	Sovereign Bancorp, Inc.	452,164
52,660	Washington Mutual, Inc.	2,245,422

		10,749,636

Total Financials		165,444,570

Health Care — 11.3%
Biotechnology — 1.1%
68,690	Amgen Inc. †	3,797,870
16,928	Biogen Idec Inc. †	905,648
22,502	Celgene Corporation †	1,290,040
15,569	Genzyme Corporation †	1,002,643
55,314	Gilead Sciences, Inc. †	2,144,524

		9,140,725

See Notes to Financial Statements.

9

Munder Index 500 Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Equipment & Supplies — 1.6%
3,218	Bausch & Lomb, Inc.	$223,458
38,591	Baxter International, Inc.	2,174,217
14,511	Becton, Dickinson and Company	1,081,069
14,541	Biomet, Inc.	664,815
70,284	Boston Scientific Corporation †	1,078,157
6,117	C.R. Bard, Inc.	505,448
9,229	Hospira, Inc. †	360,300
68,211	Medtronic, Inc.	3,537,422
20,040	St. Jude Medical, Inc. †	831,460
17,688	Stryker Corporation	1,115,936
7,550	Varian Medical Systems, Inc. †	320,950
14,025	Zimmer Holdings, Inc. †	1,190,582

		13,083,814

Health Care Providers & Services — 2.2%
30,588	Aetna, Inc.	1,511,047
11,318	AmerisourceBergen Corporation	559,902
22,784	Cardinal Health, Inc.	1,609,462
17,047	CIGNA Corporation	890,194
9,260	Coventry Health Care, Inc. †	533,839
16,136	Express Scripts, Inc. †	806,961
9,953	Humana, Inc. †	606,237
6,965	Laboratory Corporation of America Holdings †	545,081
4,334	Manor Care, Inc.	282,967
17,497	McKesson Corporation	1,043,521
16,593	Medco Health Solutions, Inc. †	1,294,088
8,241	Patterson Companies, Inc. †	307,142
9,359	Quest Diagnostics Incorporated	483,392
28,018	Tenet Healthcare Corporation †	182,397
79,376	UnitedHealth Group, Inc.	4,059,289
36,349	WellPoint, Inc. †	2,901,741

		17,617,260

Health Care Technology — 0.0% #
11,623	IMS Health, Inc.	373,447

See Notes to Financial Statements.

10

Shares		Value

Health Care (Continued)
Life Sciences Tools & Services — 0.3%
10,872	Applera Corporation — Applied Biosystems Group	$332,031
3,197	Millipore Corporation †	240,063
7,093	PerkinElmer, Inc.	184,844
24,992	Thermo Fisher Scientific †	1,292,586
5,976	Waters Corporation †	354,735

		2,404,259

Pharmaceuticals — 6.1%
91,241	Abbott Laboratories	4,885,955
18,214	Allergan, Inc.	1,049,855
6,483	Barr Pharmaceuticals, Inc. †	325,641
116,576	Bristol-Myers Squibb Company	3,679,139
58,441	Eli Lilly and Company	3,265,683
18,828	Forest Laboratories, Inc. †	859,498
171,574	Johnson & Johnson (a)	10,572,390
14,433	King Pharmaceuticals, Inc. †	295,299
128,375	Merck & Co., Inc.	6,393,075
14,714	Mylan Laboratories, Inc.	267,648
415,718	Pfizer Inc. (a)	10,629,909
88,222	Schering-Plough Corporation	2,685,478
6,073	Watson Pharmaceuticals, Inc. †	197,555
79,678	Wyeth	4,568,736

		49,675,861

Total Health Care		92,295,366

Industrials — 11.0%
Aerospace & Defense — 2.6%
46,640	Boeing Company (The)	4,484,902
23,979	General Dynamics Corporation	1,875,637
7,414	Goodrich Corporation	441,578
46,185	Honeywell International, Inc.	2,599,292
7,400	L-3 Communications Holdings, Inc.	720,686
21,021	Lockheed Martin Corporation	1,978,707
20,442	Northrop Grumman Corporation	1,591,818
8,149	Precision Castparts Corp.	988,963
26,291	Raytheon Company	1,416,822

See Notes to Financial Statements.

11

Munder Index 500 Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Aerospace & Defense (Continued)
9,912	Rockwell Collins, Inc.	$700,184
58,903	United Technologies Corporation	4,177,990

		20,976,579

Air Freight & Logistics — 0.9%
10,138	C.H. Robinson Worldwide, Inc.	532,448
18,232	FedEx Corporation	2,023,205
62,731	United Parcel Service, Inc., Class B	4,579,363

		7,135,016

Airlines — 0.1%
46,251	Southwest Airlines Co.	689,602

Building Products — 0.1%
10,416	American Standard Companies, Inc.	614,336
22,372	Masco Corporation	636,931

		1,251,267

Commercial Services & Supplies — 0.5%
15,121	Allied Waste Industries, Inc. †	203,529
5,427	Avery Dennison Corporation	360,787
7,987	Cintas Corporation	314,927
8,616	Equifax, Inc.	382,723
7,735	Monster Worldwide, Inc. †	317,909
13,010	Pitney Bowes, Inc.	609,128
13,037	R.R. Donnelley & Sons Company	567,240
9,847	Robert Half International, Inc.	359,415
30,649	Waste Management, Inc.	1,196,843

		4,312,501

Construction & Engineering — 0.1%
5,223	Fluor Corporation	581,686

Electrical Equipment — 0.4%
10,842	Cooper Industries, Ltd., Class A	618,970
47,106	Emerson Electric Co.	2,204,561
9,344	Rockwell Automation, Inc.	648,847

		3,472,378

See Notes to Financial Statements.

12

Shares		Value

Industrials (Continued)
Industrial Conglomerates — 3.9%
42,660	3M Company	$3,702,462
609,407	General Electric Company (a)	23,328,100
7,430	Textron, Inc.	818,117
117,428	Tyco International Ltd.	3,967,892

		31,816,571

Machinery — 1.6%
37,933	Caterpillar, Inc.	2,970,154
6,176	Cummins, Inc.	625,073
14,102	Danaher Corporation	1,064,701
13,326	Deere & Company	1,608,981
12,108	Dover Corporation	619,324
8,677	Eaton Corporation	806,961
24,402	Illinois Tool Works, Inc.	1,322,344
17,866	Ingersoll-Rand Company Limited, Class A	979,414
10,764	ITT Industries, Inc.	734,966
14,708	PACCAR Inc.	1,280,184
7,261	Pall Corporation	333,934
6,860	Parker-Hannifin Corporation	671,663
6,107	Terex Corporation †	496,499

		13,514,198

Road & Rail — 0.8%
21,094	Burlington Northern Santa Fe Corporation	1,795,943
25,894	CSX Corporation	1,167,301
23,292	Norfolk Southern Corporation	1,224,460
3,622	Ryder System, Inc.	194,864
16,037	Union Pacific Corporation	1,846,661

		6,229,229

Trading Companies & Distributors — 0.0% #
4,207	W.W. Grainger, Inc.	391,461

Total Industrials		90,370,488

Information Technology — 14.9%
Communications Equipment — 2.6%
26,646	Avaya, Inc. †	448,719
5,057	Ciena Corp. †	182,709
359,623	Cisco Systems, Inc. †	10,015,501
93,162	Corning, Incorporated †	2,380,289

See Notes to Financial Statements.

13

Munder Index 500 Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Communications Equipment (Continued)
12,509	JDS Uniphase Corporation †	$167,996
33,544	Juniper Networks, Inc. †	844,302
137,103	Motorola, Inc.	2,426,723
98,728	QUALCOMM Incorporated	4,283,808
25,930	Tellabs, Inc. †	279,007

		21,029,054

Computers & Peripherals — 3.8%
51,234	Apple Inc. †	6,252,597
134,556	Dell Inc. †	3,841,574
124,299	EMC Corporation †	2,249,812
155,126	Hewlett-Packard Company	6,921,722
80,915	International Business Machines Corporation (a)	8,516,304
5,601	Lexmark International, Inc., Class A †	276,185
10,656	NCR Corporation †	559,866
21,979	Network Appliance, Inc. †	641,787
9,421	QLogic Corporation †	156,860
13,517	SanDisk Corporation †	661,522
211,479	Sun Microsystems, Inc. †	1,112,379

		31,190,608

Electronic Equipment & Instruments — 0.2%
23,454	Agilent Technologies, Inc. †	901,572
10,615	Jabil Circuit, Inc.	234,273
8,413	Molex Incorporated	252,474
53,549	Solectron Corporation †	197,060
4,840	Tektronix, Inc.	163,302

		1,748,681

Information Technology Services — 1.1%
5,873	Affiliated Computer Services, Inc., Class A †	333,116
32,770	Automatic Data Processing, Inc.	1,588,362
8,515	Cognizant Technology Solutions Corporation, Class A †	639,391
10,260	Computer Sciences Corporation †	606,879
8,109	Convergys Corporation †	196,562
30,141	Electronic Data Systems Corporation	835,810
9,690	Fidelity National Information Services, Inc.	525,973
44,686	First Data Corporation	1,459,892
9,962	Fiserv, Inc. †	565,842

See Notes to Financial Statements.

14

Shares		Value

Information Technology (Continued)
Information Technology Services (Continued)
20,134	Paychex, Inc.	$787,642
20,598	Unisys Corporation †	188,266
45,767	Western Union Company (The)	953,327

		8,681,062

Internet Software & Services — 1.4%
67,051	eBay Inc. †	2,157,701
12,917	Google Inc., Class A †	6,760,500
14,520	VeriSign, Inc. †	460,720
71,641	Yahoo! Inc. †	1,943,620

		11,322,541

Office Electronics — 0.1%
55,522	Xerox Corporation †	1,026,046

Semiconductors & Semiconductor Equipment — 2.6%
32,604	Advanced Micro Devices, Inc. †	466,237
21,031	Altera Corporation	465,416
19,375	Analog Devices, Inc.	729,275
81,859	Applied Materials, Inc.	1,626,538
27,559	Broadcom Corporation, Class A †	806,101
344,148	Intel Corporation	8,176,957
11,350	KLA-Tencor Corporation	623,683
15,035	Linear Technology Corporation	543,966
45,630	LSI Logic Corporation †	342,681
18,995	Maxim Integrated Products, Inc.	634,623
13,291	MEMC Electronic Materials, Inc. †	812,346
44,801	Micron Technology, Inc. †	561,357
16,527	National Semiconductor Corporation	467,218
7,484	Novellus Systems, Inc. †	212,321
21,496	NVIDIA Corporation †	888,000
11,237	Teradyne, Inc. †	197,546
84,924	Texas Instruments Incorporated	3,195,690
17,644	Xilinx, Inc.	472,330

		21,222,285

Software — 3.1%
34,829	Adobe Systems Incorporated †	1,398,385
13,694	Autodesk, Inc. †	644,714
12,081	BMC Software, Inc. †	366,054

See Notes to Financial Statements.

15

Munder Index 500 Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Software (Continued)
24,365	CA, Inc.	$629,348
10,696	Citrix Systems, Inc. †	360,134
17,838	Compuware Corporation †	211,559
18,365	Electronic Arts, Inc. †	869,032
20,291	Intuit, Inc. †	610,353
498,677	Microsoft Corporation (a)	14,696,011
20,608	Novell, Inc. †	160,536
234,475	Oracle Corporation †	4,621,502
53,370	Symantec Corporation †	1,078,074

		25,645,702

Total Information Technology		121,865,979

Materials — 3.0%
Chemicals — 1.5%
12,830	Air Products and Chemicals, Inc.	1,031,147
3,309	Ashland Inc.	211,611
56,464	Dow Chemical Company (The)	2,496,838
54,712	E.I. du Pont de Nemours and Company	2,781,558
4,983	Eastman Chemical Company	320,556
10,381	Ecolab, Inc.	443,269
6,906	Hercules, Inc. †	135,703
4,599	International Flavors & Fragrances, Inc.	239,792
32,194	Monsanto Company	2,174,383
9,724	PPG Industries, Inc.	740,094
18,877	Praxair, Inc.	1,358,955
8,430	Rohm & Haas Company	460,952
7,778	Sigma-Aldrich Corporation	331,887

		12,726,745

Construction Materials — 0.1%
5,644	Vulcan Materials Company	646,464

See Notes to Financial Statements.

16

Shares		Value

Materials (Continued)
Containers & Packaging — 0.2%
6,047	Ball Corporation	$321,519
6,195	Bemis Company, Inc.	205,550
7,723	Pactiv Corporation †	246,286
9,569	Sealed Air Corporation	296,830
6,267	Temple-Inland, Inc.	385,609

		1,455,794

Metals & Mining — 0.9%
51,505	Alcoa, Inc.	2,087,498
6,050	Allegheny Technologies, Inc.	634,524
22,237	Freeport-McMoRan Copper & Gold, Inc., Class B	1,841,668
26,720	Newmont Mining Corporation	1,043,683
17,871	Nucor Corporation	1,048,134
7,008	United States Steel Corporation	762,120

		7,417,627

Paper & Forest Products — 0.3%
25,800	International Paper Company	1,007,490
10,925	MeadWestvaco Corporation	385,871
12,789	Weyerhaeuser Company	1,009,436

		2,402,797

Total Materials		24,649,427

Telecommunication Services — 3.6%
Diversified Telecommunication Services — 3.0%
365,209	AT&T Inc.	15,156,174
6,487	CenturyTel, Inc.	318,187
20,282	Citizens Communications Company	309,706
8,948	Embarq Corporation	567,035
92,009	Qwest Communications International, Inc. †	892,487
171,977	Verizon Communications Inc.	7,080,293
28,238	Windstream Corporation	416,793

		24,740,675

Wireless Telecommunication Services — 0.6%
20,464	ALLTEL Corporation	1,382,343
171,400	Sprint Nextel Corporation	3,549,694

		4,932,037

Total Telecommunication Services		29,672,712

See Notes to Financial Statements.

17

Munder Index 500 Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Utilities — 3.4%
Electric Utilities — 1.7%
9,815	Allegheny Energy, Inc. †	$507,828
23,620	American Electric Power Company, Inc.	1,063,845
74,602	Duke Energy Corporation	1,365,217
19,299	Edison International	1,083,060
11,684	Entergy Corporation	1,254,277
39,843	Exelon Corporation	2,892,602
18,056	FirstEnergy Corp.	1,168,765
24,073	FPL Group, Inc.	1,365,902
5,937	Pinnacle West Capital Corporation	236,589
22,810	PPL Corporation	1,067,280
15,057	Progress Energy, Inc.	686,449
44,532	Southern Company (The)	1,527,002

		14,218,816

Gas Utilities — 0.1%
2,667	Nicor, Inc.	114,468
10,212	Questar Corporation	539,704

		654,172

Independent Power Producers & Energy Traders — 0.5%
39,543	AES Corporation (The) †	865,201
10,702	Constellation Energy Group, Inc.	932,893
23,829	Dynegy Inc., Class A †	224,946
27,197	TXU Corp.	1,830,358

		3,853,398

Multi-Industry — 1.1%
12,217	Ameren Corporation	598,755
19,001	CenterPoint Energy, Inc.	330,617
13,297	CMS Energy Corporation	228,708
16,023	Consolidated Edison, Inc.	722,958
20,750	Dominion Resources, Inc.	1,790,933
10,429	DTE Energy Company	502,886
4,482	Integrys Energy Group, Inc.	227,372
10,411	KeySpan Corporation	437,054
16,233	NiSource, Inc.	336,185
20,820	PG&E Corporation	943,146
14,972	Public Service Enterprise Group, Inc.	1,314,242
15,626	Sempra Energy	925,528

See Notes to Financial Statements.

18

Shares		Value

Utilities (Continued)
Multi-Industry (Continued)
12,414	TECO Energy, Inc.	$213,273
24,221	Xcel Energy, Inc.	495,804

		9,067,461

Total Utilities		27,793,847

TOTAL COMMON STOCKS
(Cost $352,365,665)		791,604,460

INVESTMENT COMPANY SECURITY — 3.5%
(Cost $28,158,936)
28,158,936	Institutional Money Market Fund (b)	28,158,936

Principal
Amount

U.S. TREASURY BILL — 0.5%
(Cost)$ 4,181,595
$4,200,000	4.93% due 08/02/2007 (a),(c)	4,181,595

TOTAL INVESTMENTS
(Cost $384,706,196)	100.6%	823,944,991
OTHER ASSETS AND LIABILITIES (NET)	(0.6)	(4,777,142)

NET ASSETS	100.0%	$819,167,849

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Security, or a portion thereof, designated on the Fund’s books or pledged as collateral for futures contracts.

(b)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

(c)	Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.

19

Munder Index 500 Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $356,264,687)	$795,236,731
Securities of affiliated companies (cost — $28,441,509)	28,708,260

Total Investments	823,944,991
Dividends receivable	953,235
Receivable for investment securities sold	502,402
Receivable for Fund shares sold	442,300
Prepaid expenses and other assets	62,513

Total Assets	825,905,441

LIABILITIES:
Payable for investment securities purchased	1,187,223
Payable for Fund shares redeemed	4,810,279
Transfer agency/record keeping fees payable	277,099
Distribution and shareholder servicing fees payable — Class A, B and R Shares	126,735
Administration fees payable	71,618
Trustees’ fees and expenses payable	62,557
Shareholder servicing fees payable — Class K Shares	43,666
Variation margin payable on open futures contracts	43,496
Custody fees payable	16,002
Investment advisory fees payable	5,621
Accrued expenses and other payables	93,296

Total Liabilities	6,737,592

NET ASSETS	$819,167,849

Investments, at cost	$384,706,196

See Notes to Financial Statements.

20

NET ASSETS consist of:
Undistributed net investment income	$18,037
Accumulated net realized loss on investments sold	(5,250,250)
Net unrealized appreciation of investments	438,697,802
Paid-in capital	385,702,260

$819,167,849

NET ASSETS:
Class A Shares	$460,012,282

Class B Shares	$69,119,801

Class K Shares	$207,857,385

Class R Shares	$2,649,224

Class Y Shares	$79,529,157

SHARES OUTSTANDING:
Class A Shares	14,725,109

Class B Shares	2,211,846

Class K Shares	6,656,864

Class R Shares	84,813

Class Y Shares	2,540,700

CLASS A SHARES:
Net asset value and redemption price per share	$31.24

Maximum sales charge	2.50%
Maximum offering price per share	$32.04

CLASS B SHARES:
Net asset value and offering price per share*	$31.25

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$31.22

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$31.24

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$31.30

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

21

Munder Index 500 Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$540,859
Dividends on securities of unaffiliated companies	15,705,543
Dividends on securities of affiliated companies	524,600

Total Investment Income	16,771,002

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	1,203,374
Class B Shares	708,725
Class R Shares	7,204
Shareholder servicing fees:
Class K Shares	535,691
Investment advisory fees	1,041,635
Administration fees	892,729
Transfer agency/record keeping fees	865,565
Custody fees	181,357
Registration and filing fees	65,995
Legal and audit fees	64,661
Trustees’ fees and expenses	42,485
Other	183,582

Total Expenses	5,793,003
Fees waived by distributor	(354,458)

Net Expenses	5,438,545

NET INVESTMENT INCOME	11,332,457

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions of unaffiliated companies	59,023,426
Security transactions of affiliated company	37,850
Futures contracts	3,325,787
Net change in unrealized appreciation/(depreciation) of:
Securities	80,824,984
Futures contracts	(1,057,156)

Net realized and unrealized gain on investments	142,154,891

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$153,487,348

See Notes to Financial Statements.

22

Munder Index 500 Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Net investment income	$11,332,457	$11,611,710
Net realized gain from security transactions and futures contracts	62,387,063	37,689,674
Net change in net unrealized appreciation/(depreciation) of securities and futures contracts	79,767,828	22,918,079

Net increase in net assets resulting from operations	153,487,348	72,219,463
Dividends to shareholders from net investment income:
Class A Shares	(6,531,610)	(6,265,044)
Class B Shares	(775,024)	(1,059,104)
Class K Shares	(2,902,466)	(3,058,791)
Class R Shares	(18,405)	(1,764)
Class Y Shares	(1,256,755)	(1,201,028)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(87,952,342)	(22,893,683)
Class B Shares	(19,547,843)	(66,354,185)
Class K Shares	(39,311,368)	(80,118,651)
Class R Shares	2,204,662	183,480
Class Y Shares	(6,236,367)	(12,496,403)
Short-term trading fees	53,214	40,683

Net decrease in net assets	(8,786,956)	(121,005,027)
NET ASSETS:
Beginning of year	827,954,805	948,959,832

End of year	$819,167,849	$827,954,805

Undistributed net investment income	$18,037	$169,840

See Notes to Financial Statements.

23

Munder Index 500 Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Amount
Class A Shares:
Sold*	$78,810,186	$123,685,545
Issued as reinvestment of dividends	5,160,781	5,008,895
Redeemed	(171,923,309)	(151,588,123)

Net decrease	$(87,952,342)	$(22,893,683)

Class B Shares:
Sold	$2,831,081	$3,819,284
Issued as reinvestment of dividends	570,461	770,965
Redeemed*	(22,949,385)	(70,944,434)

Net decrease	$(19,547,843)	$(66,354,185)

Class K Shares:
Sold	$22,940,477	$30,328,967
Issued as reinvestment of dividends	2,074,443	1,980,971
Redeemed	(64,326,288)	(112,428,589)

Net decrease	$(39,311,368)	$(80,118,651)

Class R Shares:
Sold	$2,956,519	$183,151
Issued as reinvestment of dividends	18,405	1,764
Redeemed	(770,262)	(1,435)

Net increase	$2,204,662	$183,480

Class Y Shares:
Sold	$8,892,186	$10,689,302
Issued as reinvestment of dividends	1,078,251	720,563
Redeemed	(16,206,804)	(23,906,268)

Net decrease	$(6,236,367)	$(12,496,403)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

24

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Shares
Class A Shares:
Sold*	2,729,743	4,738,487
Issued as reinvestment of dividends	174,877	191,779
Redeemed	(5,856,322)	(5,790,519)

Net decrease	(2,951,702)	(860,253)

Class B Shares:
Sold	97,396	146,320
Issued as reinvestment of dividends	19,317	29,574
Redeemed*	(809,313)	(2,716,772)

Net decrease	(692,600)	(2,540,878)

Class K Shares:
Sold	787,652	1,166,912
Issued as reinvestment of dividends	70,243	75,906
Redeemed	(2,197,570)	(4,292,651)

Net decrease	(1,339,675)	(3,049,833)

Class R Shares:
Sold	102,237	7,076
Issued as reinvestment of dividends	614	67
Redeemed	(25,805)	(55)

Net increase	77,046	7,088

Class Y Shares:
Sold	307,805	407,596
Issued as reinvestment of dividends	36,399	27,409
Redeemed	(554,991)	(920,294)

Net decrease	(210,787)	(485,289)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

25

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07	6/30/06	6/30/05	6/30/04	6/30/03(b)

Net asset value, beginning of period	$26.42	$24.80	$23.81	$20.33	$20.65

Income/(loss) from investment operations:
Net investment income	0.40	0.34	0.36	0.23	0.20
Net realized and unrealized gain/(loss) on investments	4.82	1.63	0.99	3.48	(0.32)

Total from investment operations	5.22	1.97	1.35	3.71	(0.12)

Less distributions:
Dividends from net investment income	(0.40)	(0.35)	(0.36)	(0.23)	(0.20)

Total distributions	(0.40)	(0.35)	(0.36)	(0.23)	(0.20)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$31.24	$26.42	$24.80	$23.81	$20.33

Total return(d)	19.86%	7.95%	5.67%	18.33%	(0.47)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$460,012	$467,002	$459,667	$436,216	$373,247
Ratio of operating expenses to average net assets	0.64%	0.66%	0.65%	0.67%	0.70%
Ratio of net investment income to average net assets	1.34%	1.29%	1.48%	1.03%	1.09%
Portfolio turnover rate	3%	6%	4%	2%	8%
Ratio of operating expenses to average net assets without expense waivers	0.64%	0.66%	0.65%	0.68%	0.70%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 9, 1992 and October 31, 1995, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

26

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/07	6/30/06	6/30/05	6/30/04	6/30/03(b)

$26.43	$24.80	$23.82	$20.33	$20.65

0.30	0.25	0.29	0.17	0.16
4.85	1.66	0.99	3.50	(0.32)

5.15	1.91	1.28	3.67	(0.16)

(0.33)	(0.28)	(0.30)	(0.18)	(0.16)

(0.33)	(0.28)	(0.30)	(0.18)	(0.16)

0.00 (c)	0.00 (c)	0.00 (c)	—	—

$31.25	$26.43	$24.80	$23.82	$20.33

19.55%	7.72%	5.37%	18.08%	(0.72)%

$69,120	$76,756	$135,069	$215,549	$227,447
0.89%	0.91%	0.90%	0.92%	0.95%
1.08%	1.04%	1.23%	0.78%	0.84%
3%	6%	4%	2%	8%
1.39%	1.41%	1.40%	1.43%	1.45%

See Notes to Financial Statements.

27

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07	6/30/06	6/30/05	6/30/04	6/30/03(b)

Net asset value, beginning of period	$26.41	$24.79	$23.80	$20.32	$20.64

Income/(loss) from investment operations:
Net investment income	0.39	0.35	0.36	0.23	0.21
Net realized and unrealized gain/(loss) on investments	4.82	1.62	0.99	3.48	(0.33)

Total from investment operations	5.21	1.97	1.35	3.71	(0.12)

Less distributions:
Dividends from net investment income	(0.40)	(0.35)	(0.36)	(0.23)	(0.20)

Total distributions	(0.40)	(0.35)	(0.36)	(0.23)	(0.20)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$31.22	$26.41	$24.79	$23.80	$20.32

Total return(d)	19.83%	7.95%	5.68%	18.34%	(0.47)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$207,857	$211,158	$273,790	$299,782	$307,427
Ratio of operating expenses to average net assets	0.64%	0.66%	0.65%	0.67%	0.70%
Ratio of net investment income to average net assets	1.34%	1.29%	1.48%	1.03%	1.09%
Portfolio turnover rate	3%	6%	4%	2%	8%
Ratio of operating expenses to average net assets without expense waivers	0.64%	0.66%	0.65%	0.68%	0.70%

(a)	Class K Shares and Class R Shares of the Fund commenced operations on December 7, 1992 and July 29, 2004, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

28

R Shares

Year	Year	Year
Ended	Ended	Ended
6/30/07	6/30/06(b)	6/30/05(b)

$26.42	$24.80	$22.98

0.33	0.27	0.32
4.82	1.63	1.81

5.15	1.90	2.13

(0.33)	(0.28)	(0.31)

(0.33)	(0.28)	(0.31)

0.00 (c)	0.00 (c)	0.00	(c)

$31.24	$26.42	$24.80

19.56%	7.68%	9.26%

$2,649	$205	$17
0.88%	0.91%	0.90	%(e)
1.10%	1.04%	1.24	%(e)
3%	6%	4%
0.88%	0.91%	0.90	%(e)

See Notes to Financial Statements.

29

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07	6/30/06	6/30/05	6/30/04	6/30/03(b)

Net asset value, beginning of period	$26.47	$24.84	$23.85	$20.37	$20.68

Income/(loss) from investment operations:
Net investment income	0.48	0.44	0.44	0.29	0.25
Net realized and unrealized gain/(loss) on investments	4.83	1.60	0.97	3.48	(0.31)

Total from investment operations	5.31	2.04	1.41	3.77	(0.06)

Less distributions:
Dividends from net investment income	(0.48)	(0.41)	(0.42)	(0.29)	(0.25)

Total distributions	(0.48)	(0.41)	(0.42)	(0.29)	(0.25)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$31.30	$26.47	$24.84	$23.85	$20.37

Total return(d)	20.16%	8.20%	5.97%	18.59%	(0.17)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$79,529	$72,834	$80,418	$87,010	$72,148
Ratio of operating expenses to average net assets	0.39%	0.41%	0.40%	0.42%	0.45%
Ratio of net investment income to average net assets	1.59%	1.54%	1.73%	1.28%	1.34%
Portfolio turnover rate	3%	6%	4%	2%	8%
Ratio of operating expenses to average net assets without expense waivers	0.39%	0.41%	0.40%	0.43%	0.45%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

30

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007

1. Organization

    As of June 30, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Index 500 Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide performance and income that is comparable to the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”), a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of June 30, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

31

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007 (continued)

pricing sources approved by the Board of Trustees. Equity securities, including financial futures contracts, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: During the year ended June 30, 2007, the Fund entered into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner other than investing in the asset directly, or for hedging purposes (attempting to reduce risk by offsetting one investment position with another). Upon entering into a futures contract, the Fund deposits with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” When the Fund has an open futures contract, subsequent payments (known as “variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. In addition, the Fund designates additional collateral on its books up to the notional amount of the contract. The daily changes in futures contracts are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest,

32

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007 (continued)

and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

33

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3. Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% (87% on a fully diluted basis) of Munder Capital Management (the “Advisor”), including its World Asset Management division, which was responsible for managing the Fund during that period.

    On December 29, 2006, Comerica sold its interest in the Advisor, but retained ownership of World Asset Management, which became World Asset Management, Inc. (“World”), a wholly-owned subsidiary of Comerica Bank. World continues to serve as sub-advisor for the Fund.

    For its advisory services, during the year ended June 30, 2007, the Advisor earned from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.20% on the first $250 million; 0.12% on the next $250 million; and 0.07% on assets exceeding $500 million. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.1232% for advisory services. Pursuant to a sub-advisory agreement with the Advisor that became effective December 29, 2006, World

34

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007 (continued)

is responsible for the management of the Fund, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, World is entitled to receive from the Advisor a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 0.12% on the first $10 million; 0.10% on the next $40 million; 0.08% on the next $50 million; 0.04% on the next $100 million; and 0.02% on assets exceeding $200 million.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2007, the Advisor earned $892,729 before payment of sub-administration fees and $593,945 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.1056% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated companies in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the year ended June 30, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $19,255 in advisory fees before waivers and expense reimbursements ($564 after waivers and reimbursements) and $8,164 in administration fees.

    Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these

35

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007 (continued)

services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. For the year ended June 30, 2007, Comerica Bank was paid $8,467 for its administrative, record keeping and other related services provided to the Fund. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $21 from commissions on sales of Class A Shares for the year ended June 30, 2007.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the year ended June 30, 2007, no officer, director or employee of the Advisor, Comerica or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to Class A, Class B, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act, except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

36

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007 (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class R	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the distributor.

    No payments are made under the Plan with regard to Class Y Shares.

    During the year ended June 30, 2007, the distributor voluntarily waived 0.50% of 12b-1 fees for Class B Shares of the Fund. For the year ended June 30, 2007, this waiver amounted to $354,458 and is reflected as fees waived by distributor in the accompanying Statement of Operations.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2007, the Fund paid $727 to Comerica Securities and $535,664 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class K and Class R shareholders.

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $21,527,851 and $158,217,774, respectively, for the year ended June 30, 2007.

    At June 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $441,075,703, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $10,423,868 and net appreciation for Federal Income tax purposes was $430,651,835. At June 30, 2007, aggregate cost for Federal income tax purposes was $393,293,156.

    At June 30, 2007, the Fund had the following open financial futures contracts:

		Notional	Market
		Value	Value	Gross
		of	of	Unrealized
	Contracts	Contracts	Contracts	Depreciation

S&P 500® Index, September 2007	81	$31,227,843	$30,686,850	$(540,993)

37

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007 (continued)

6. Transactions with “Affiliated Companies”

    The term “affiliated companies” includes any company with control over an investment advisor or sub-advisor to the Fund. At, or during the period year June 30, 2007, the Fund held securities of the following affiliated company:

	Value	Purchased		Sold		Value
	at					at	Realized	Dividend
Affiliated Company	6/30/06	Cost	Shares	Proceeds	Shares	6/30/07	Gain	Income

Comerica Incorporated	$586,499	$—	—	$123,876	2,044	$549,324	$37,850	$25,792

7. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the year ended June 30, 2007, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2007, total commitment fees for the Fund were $8,622.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the years ended June 30, 2007 and June 30, 2006, distributions of $11,484,260 and $11,585,731 were paid to shareholders from ordinary income on a tax basis.

38

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007 (continued)

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Undistributed	Unrealized
Income	Capital Gains	Appreciation	Total

$70,031	$2,795,717	$430,651,835	$433,517,583

    The differences between book and tax distributable earnings are primarily due to wash sales, tax accounting for futures contracts, real estate investment trust basis adjustments and deferred trustees’ fees.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2007 in the amount of $53,836,406.

10. Tax Information (Unaudited)

    Of the distributions paid by the Fund, 100% will qualify for the dividend deduction available to corporate shareholders.

    For the fiscal year ended June 30, 2007, the Fund designates approximately $15,705,543 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

11. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov. World will vote proxies for the Fund in a manner that complies with these proxy voting policies and procedures.

39

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007 (continued)

13. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). The Advisor has retained World to serve as sub-advisor to the Fund pursuant to the terms of an Investment Sub-Advisory Agreement dated December 29, 2006 (“Sub-Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreement, the Board requested, and received from the Advisor and World, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and the Sub-Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor and World. In evaluating the Advisory Agreement and the Sub-Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Agreements, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, World, each of their services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether each of the Advisory Agreement and the Sub-Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested

40

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007 (continued)

person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement and the Sub-Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by each of the Advisor and World to the Fund under the Agreements: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of each of the Advisor and World. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structures of the Advisor and World and the stability of the current organizational structure of the Advisor;

•	the qualifications of management of each of the Advisor and World and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning key management positions at World and the organizational structure and depth of the World’s management team;

•	the services provided by the Advisor during the previous year and the services anticipated to be provided by the Advisor and World in the upcoming year;

•	how responsibilities are shared and coordinated between the Advisor and World with respect to the Fund and the process used by the Advisor to oversee World’s activities;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

41

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007 (continued)

•	the Advisor’s performance generally with respect to all the Munder Funds and World’s performance with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by each of the Advisor and World in their respective Forms ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of each of the Advisory Agreement and the Sub-Advisory Agreement.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of each of the Advisory Agreement and the Sub-Advisory Agreement.

    (b) The investment performance of the Fund: The Board considered the one-, three-, five- and ten-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five-and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. (“Morningstar”).

    The Board considered the one-, three- and five-year total return on a net basis of the Fund’s Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. The Board also considered the Fund’s one-, three-, five- and ten-year total return as compared to the performance of other funds in the same Morningstar category as the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the performance of the benchmark for the one- and three-year periods, equaled the performance of the benchmark for the five- year period, and trailed the performance of the benchmark for the ten-year and since inception periods, (2) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the median performance of the Fund’s Lipper peer group for the

42

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007 (continued)

one-, three- and five-year periods, and (3) the Fund had favorable Lipper rankings.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of each of the Advisory Agreement and the Sub-Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and World and their respective affiliates from the relationships with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006 (during which period World was a division of the Advisor), and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement and the costs of World’s services under the Sub-Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement and should not preclude approval of the continuance of the Sub-Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar

43

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007 (continued)

category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement or the Sub-Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor or World from their relationships with the Fund: The Board considered the representations that, beyond the fees earned by the Advisor or World and their respective affiliates for providing services to the Fund, the Advisor or World may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement or the Sub-Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved each of the Advisory Agreement and the Sub-Advisory Agreement for an additional annual period commencing on July 1, 2007.

44

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007 (continued)

15.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

45

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business- University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

46

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

47

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

48

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2007 (continued)

		Term of	Principal
		Office(1) and	Occupation(s)
	Position(s) with	Length of	During Past
Name, Address and Age	the Funds	Time Served(2)	5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

49

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Index 500 Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Index 500 Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Index 500 Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

50

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
SUB-ADVISOR

World Asset Management, Inc.
255 East Brown Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNINDEX607

ANNUAL REPORT
June 30, 2007
Munder Intermediate
Bond Fund
Class A, B, C, K & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
viii	Shareholder Fee Example
1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
21	Notes to Financial Statements
41	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. The Fund also invests in yankee securities (i.e., dollar-denominated securities of foreign issuers), which involve additional risks due to foreign economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2007, which is further broken down by industry, where applicable, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Peter Root and Michael Vandenbossche

    The Fund generated a 5.41% return for the year ended June 30, 2007, relative to the 5.76% return for the Lehman Brothers Intermediate Government/ Credit Index and a 4.95% median return for the Lipper universe of short-intermediate investment grade debt funds.

    The Fund’s absolute return for the year ended June 30, 2007 was helped by the positive environment for bond investors, as interest rates declined slightly during the year. On a relative basis, however, the lag in the Fund’s performance compared to its Lehman Brothers benchmark was principally due to the impact of expenses, which are not deducted from the benchmark’s returns. Relative strength for the period was principally driven by issue selection and sector weights.

    Issue selection had the largest positive impact on the Fund’s relative performance for the year ended June 30, 2007, more than offsetting the slightly negative impact of the Fund’s maturity structure. Among the factors contributing to strength from issue selection was the relative stability of the Fund’s holdings of collateralized mortgage obligations (CMOs).

    The primary positive contributor to performance from sector weights was the impact of being overweighted in mortgage-backed securities and, for most of the year, in BBB-rated corporate bonds and notes.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Intermediate Government/ Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of short-intermediate investment grade debt funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of shares of the Fund, Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Intermediate Bond Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

iv

	10-YEAR GROWTH OF A $10,000 INVESTMENT THROUGH 6/30/07

					Lipper Short-Int.
Class and	With		Without	Lehman Int. Gov’t./	Invest. Grade Debt
Inception Date	Load		Load	Credit Index*	Funds Median**

CLASS Y 12/1/91	N/A		$16,238	$17,336	$16,139

CLASS A 11/24/92	$15,214	#	$15,850	$17,336	$16,139

CLASS B 10/25/94	N/A		$14,911	$17,336	$16,139

CLASS C 4/19/96	N/A		$14,704	$17,336	$16,139

CLASS K 11/20/92	N/A		$15,843	$17,336	$16,139

#	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

*	The Lehman Brothers Intermediate Government/ Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/97.

**	The Lipper Short-Intermediate Investment Grade Debt Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/97.

v

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

	One		One	Five		Five	Ten		Ten	Since		Since
Class and	Year		Year	Years		Years	Years		Years	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load	w/load		w/out load	w/load		w/out load

CLASS Y 12/1/91	N/ A		5.41%	N/A		3.58%	N/A		4.97%	N/A		5.28%

CLASS A 11/24/92	0.89%	#	5.15%	2.47%	#	3.32%	4.29%	#	4.71%	4.56%	#	4.85%

CLASS B 10/25/94	(0.62)%	†	4.38%	2.23%	†	2.58%	N/A		4.08%	N/A		4.73%

CLASS C 4/19/96	3.36%	†	4.36%	N/A		2.57%	N/A		3.93%	N/A		4.06%

CLASS K 11/20/92	N/ A		5.16%	N/A		3.35%	N/A		4.71%	N/A		4.85%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

As identified in the current Fund prospectus, the gross expense ratios for Class A, Class B, Class C, Class K and Class Y Shares for the fiscal year ended 6/30/06 were 1.02%, 1.77%, 1.76%, 1.02% and 0.77%, respectively. Expenses for the fiscal year ended 6/30/07 are included in this Annual Report in the Financial Highlights. Munder Capital Management limited certain expenses of the Fund’s Class A, Class B, Class C and Class K Shares during the 1992-1996 calendar years and the Fund’s Class Y Shares during the 1991-1996 calendar years. Total returns and yields would have been lower if Munder Capital had not limited expenses during those periods.

#	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

vi

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vii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

viii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$1,011.50	$5.14	1.03%
Class B	$1,000.00	$1,007.80	$8.86	1.78%
Class C	$1,000.00	$1,007.80	$8.81	1.77%
Class K	$1,000.00	$1,011.50	$5.14	1.03%
Class Y	$1,000.00	$1,012.70	$3.89	0.78%

Hypothetical
Class A	$1,000.00	$1,019.69	$5.16	1.03%
Class B	$1,000.00	$1,015.97	$8.90	1.78%
Class C	$1,000.00	$1,016.02	$8.85	1.77%
Class K	$1,000.00	$1,019.69	$5.16	1.03%
Class Y	$1,000.00	$1,020.93	$3.91	0.78%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

ix

[This Page Intentionally Left Blank]

x

Munder Intermediate Bond Fund

Portfolio of Investments, June 30, 2007

Principal
Amount		Value

ASSET-BACKED SECURITIES — 11.8%
Auto Loan — 1.0%
$2,299,129	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.940% due 03/22/2010	$2,277,448
437,614	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	435,724

		2,713,172

Credit Card — 6.7%
5,000,000	Bank One Issuance Trust, Series 2002-A3, Class A3, 3.590% due 05/17/2010	4,982,228
1,560,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 7.870% due 03/15/2011 (a),(b)	1,591,679
4,500,000	Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.450% due 05/10/2013	4,501,243
2,400,000	MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7, 5.420% due 12/15/2011 (b)	2,404,689
5,050,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012	5,382,419

		18,862,258

Home Equity Loans — 0.2%
165,745	Contimortgage Home Equity Loan, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	165,440
392,010	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 5.610% due 03/25/2033 (b)	392,329

		557,769

Time Share Receivables — 0.8%
2,465,125	Marriott Vacation Club Owner Trust, Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (d),(e),(f)	2,375,197

See Notes to Financial Statements.

1

Munder Intermediate Bond Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES (Continued)
Utilities — 0.6%
$1,557,773	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	$1,561,934

Other — 2.5%
5,000,000	Belo PLC, Series EVST-2, Class 21A, 144A, YNK, 7.350% due 02/27/2012 (d),(e),(g)	5,140,000
1,800,000	ELM BV, 144A, YNK, 21.360% due 06/20/2013 (b),(d),(e),(g),(h)	1,704,600
260,332	Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.872% due 09/01/2010 (b),(c),(d),(e),(g),(h)	260,332

		7,104,932

TOTAL ASSET-BACKED SECURITIES
(Cost $33,547,107)		33,175,262

CORPORATE BONDS AND NOTES — 43.3%
Financials — 26.2%
5,000,000	AIG SunAmerica Institutional, MTN, YNK, 5.750% due 02/16/2009	5,018,480
2,000,000	Banco Mercantil del Norte S.A., 144A, YNK, (becomes variable February 2009) 5.875% due 02/17/2014 (b),(d),(e),(g)	2,000,000
3,315,000	Bank of New York Co., Inc., (becomes variable March 2008) 3.400% due 03/15/2013	3,265,812
4,850,000	CIT Group Inc., 5.400% due 03/07/2013	4,713,807
2,000,000	City National Corporation, 5.125% due 02/15/2013	1,942,866
4,475,000	Corporacion Andina de Fomento, YNK, 5.125% due 05/05/2015	4,250,154
2,000,000	Countrywide Home Loans, Inc., MTN, 5.625% due 07/15/2009 (a)	2,001,008
4,550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	4,432,460
6,500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010 (a)	6,803,400
985,000	HSBC Finance Corporation, 5.500% due 01/19/2016 (a)	949,220

See Notes to Financial Statements.

2

Principal
Amount		Value

Financials (Continued)
$3,000,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	$2,901,846
5,000,000	Inter-American Development Bank, YNK, 7.375% due 01/15/2010 (a)	5,261,200
2,650,000	International Lease Finance Corporation, MTN, 4.375% due 11/01/2009	2,593,155
3,365,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	3,486,016
900,000	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	943,875
1,695,000	PNC Funding Corp., 5.625% due 02/01/2017 (a)	1,660,478
6,900,000	Protective Life Secured Trust, MTN, 3.700% due 11/24/2008	6,727,238
1,750,000	RBS Capital Trust I, (becomes variable June 2013), 4.709% due 12/29/2049	1,628,963
1,820,000	SLM Corporation, MTN, 5.515% due 07/26/2010 (b)	1,726,370
3,000,000	Stancorp Financial Group, 6.900% due 05/29/2067 (b)	2,944,014
800,000	Suntrust Bank, 5.450% due 12/01/2017	769,783
5,000,000	UBS Preferred Funding Trust II, (becomes variable June 2011), 7.247% due 06/26/2049	5,277,085
2,656,000	Westdeutsche Landesbank, 4.796% due 07/15/2015 (a)	2,499,729

		73,796,959

Industrials — 15.0%
4,000,000	Abbott Laboratories, 5.875% due 05/15/2016 (a)	4,001,028
1,500,000	Allied Waste North America, Inc., 6.375% due 04/15/2011 (a)	1,458,750
3,485,000	American Standard, Inc., 7.375% due 02/01/2008 (a)	3,513,452
	Centex Corp.:
3,000,000	5.800% due 09/15/2009	2,995,782
4,000,000	6.500% due 05/01/2016 (a)	3,846,640

See Notes to Financial Statements.

3

Munder Intermediate Bond Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Industrials (Continued)
$1,552,000	Coca-Cola Enterprises, Inc., 8.500% due 02/01/2022	$1,897,897
5,000,000	Home Depot Inc., 5.400% due 03/01/2016	4,686,960
1,000,000	Sunoco Inc., 5.750% due 01/15/2017	963,782
1,470,000	Swift Energy Co., 7.625% due 07/15/2011 (a)	1,488,375
1,050,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	1,050,288
3,255,000	Unilever Capital Corporation, 7.125% due 11/01/2010	3,411,959
5,000,000	Union Texas Petroleum Holdings, Inc., MAPS, (becomes variable April 2008), 7.000% due 04/15/2008	5,064,060
2,400,000	Waste Management, Inc., 6.875% due 05/15/2009	2,454,540
1,500,000	Westlake Chemical Corp., 6.625% due 01/15/2016	1,421,250
4,000,000	WMC Finance USA, YNK, 5.125% due 05/15/2013	3,879,696

		42,134,459

Utilities — 2.1%
2,735,000	Cleveland Electric Illumination Co., 5.700% due 04/01/2017	2,638,739
3,500,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	3,430,465

		6,069,204

TOTAL CORPORATE BONDS AND NOTES
(Cost $124,507,796)		122,000,622

See Notes to Financial Statements.

4

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES — 22.2%
Collateralized Mortgage Obligations (CMO) — Agency — 8.9%
	FHLMC:
$2,568,213	Series 1650 Class J, 6.500% due 06/15/2023	$2,587,369
4,000,000	Series 2734 Class PD, 5.000% due 01/15/2027	3,932,776
8,000,000	Series 2780 Class TC, 5.000% due 05/15/2027 (c)	7,877,137
4,500,000	Series 2802 Class NC, 5.000% due 05/15/2028	4,435,258
5,000,000	Series 3022, Class MB, 5.000% due 12/15/2028	4,883,725
1,454,780	FNMA, Series 2003-63, Class GU, 4.000% due 07/25/2033	1,430,535

		25,146,800

Commercial Mortgage-Backed Securities — 9.2%
791,477	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.109% due 11/15/2031	796,893
6,000,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR5, Class A2, 4.254% due 07/11/2042	5,838,296
1,915,000	First Union National Bank – Chase Commercial Mortgage, Series 1999-C2, Class C, 6.944% due 06/15/2031	1,959,997
	GE Capital Commercial Mortgage Corporation:
2,000,000	Series 2003-C2, Class A4, 5.145% due 07/10/2037	1,943,348
6,000,000	Series 2005-C1, Class A2, 4.353% due 06/10/2048	5,842,295
3,000,000	Morgan Stanley Capital I Inc., Series 2004-HQ4, Class A6, 4.830% due 04/14/2040	2,874,964
6,490,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.856% due 05/15/2043 (b)	6,499,058

		25,754,851

See Notes to Financial Statements.

5

Munder Intermediate Bond Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES (Continued)
Mortgage Pass-Through Securities — 4.1%
	FHLMC:
$65,706	Pool #A00813, Gold, 9.000% due 10/01/2020	$69,259
252,661	Pool #F70013, Gold, 7.000% due 12/01/2011	258,903
	FNMA:
150,537	Pool #070225, 7.500% due 08/01/2018	156,597
345,296	Pool #250550, 6.500% due 05/01/2026	351,189
595,564	Pool #251518, 6.000% due 02/01/2013	601,800
696,292	Pool #251760, 6.000% due 06/01/2013	702,571
587,963	Pool #323406, 6.019% due 11/01/2008	589,042
118,708	Pool #490365, 7.205% due 12/01/2028 (b)	119,816
1,773,941	Pool #555290, 4.913% due 02/01/2013	1,725,046
4,894,943	Pool #780620, 5.500% due 05/01/2034	4,742,671
794,114	Pool #790362, 4.899% due 08/01/2034 (b)	788,874
	GNMA:
110,778	Pool #780077, 8.000% due 03/15/2025	117,244
1,393,544	Pool #781008, 6.000% due 03/15/2029 (c)	1,391,587

		11,614,599

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $63,642,462)		62,516,250

See Notes to Financial Statements.

6

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
Government Sponsored Enterprises (GSE) — 3.8%
	FHLB,
$2,000,000	5.125% due 06/13/2008 (a)	$1,996,744
	FHLMC,
1,200,000	4.875% due 11/15/2013	1,168,868
	FNMA:
6,000,000	5.000% due 05/11/2017 (a)	5,784,228
1,050,000	6.000% due 05/15/2011 (a)	1,077,631
625,000	7.125% due 06/15/2010	657,519

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,868,709)		10,684,990

U.S. TREASURY OBLIGATIONS — 15.7%
U.S. Treasury Bonds — 0.5%
1,295,000	7.500% due 11/15/2016 (a)	1,527,189

U.S. Treasury Notes — 15.2%
565,000	2.625% due 03/15/2009 (a)	543,945
4,700,000	4.250% due 11/15/2013 (a)	4,524,850
2,000,000	4.250% due 08/15/2014 (a)	1,913,124
5,500,000	4.500% due 11/15/2015 (a)	5,304,920
1,300,000	4.500% due 02/15/2016 (a)	1,252,976
9,480,000	4.625% due 10/31/2011 (a)	9,369,643
3,800,000	4.625% due 02/15/2017 (a)	3,680,064
1,905,000	4.750% due 05/15/2014 (a)	1,881,188
700,000	5.000% due 08/15/2011 (a)	703,063
11,675,000	7.250% due 05/15/2016 (a)	13,492,833

		42,666,606

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $45,134,544)		44,193,795

FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Government — 0.7%
(Cost $1,996,113)
2,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010	1,952,605

See Notes to Financial Statements.

7

Munder Intermediate Bond Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares

		Value

INVESTMENT COMPANY SECURITY — 1.3%
(Cost $3,583,343)
3,583,343	Institutional Money Market Fund (i)	$3,583,343

COLLATERAL FOR SECURITIES ON LOAN 20.9%
(Cost $58,808,163)
58,808,163	State Street Navigator Securities Lending Trust – Prime Portfolio (j)	58,808,163

TOTAL INVESTMENTS
(Cost $342,088,237)	119.7%	336,915,030
OTHER ASSETS AND LIABILITIES (Net)	(19.7)	(55,537,533)

NET ASSETS	100.0%	$281,377,497

(a)	Security, or a portion thereof, is on loan.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of June 30, 2007.

(c)	Security, or a portion thereof, is designated on the Fund’s books as collateral for futures contracts.

(d)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(e)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(f)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At June 30, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $9,014,932, 3.2% of net assets.

Security	Acquisition Date	Cost

Banco Mercantil Del Norte S.A., 144A, YNK, 5.875% due 02/17/2014	02/10/2004	$1,996,817
Belo PLC, Series EVST-2, Class 21A, 144A, YNK 7.350% due 02/27/2012	01/26/2007	5,000,000
ELM BV, 144A, YNK, 21.360% due 06/20/2013	06/13/2006	1,800,000
Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.872% due 09/01/2010	10/24/2005	260,592

See Notes to Financial Statements.

8

(h)	Fair valued security as of June 30, 2007, (see Notes to Financial Statements, Note 2). At June 30, 2007, these securities represent $1,964,932, 0.7% of net assets.

(i)	Affiliated company security (see Notes to Financial Statements, Note 3).

(j)	At June 30, 2007, the market value of the securities on loan is $57,962,702.

OPEN CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT JUNE 30, 2007

			Fixed Payments	Unrealized
Swap Counterparty/	Notional	Termination	Received/(Paid)	Appreciation/
Referenced Debt	Amount	Date	Per Annum	(Depreciation)

Swaps Purchased:
Bank of America
Centex Corp. 6.5% due 05/01/2016	4,000,000	6/20/2016	(0.84)%	$212,591
Residential Capital, LLC 6.5% due 04/17/2013	8,000,000	6/20/2017	(1.96)%	345,289
Swaps Sold:
Bank of America
Residential Capital, LLC 6.5% due 04/17/2013	13,000,000	6/20/2012	1.60%	(278,401)

				$279,479

ABBREVIATIONS:

FHLB  — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MAPS — Mandatory Putable Remarketable Security
MTN   — Medium Term Note
YNK   — Yankee Security

See Notes to Financial Statements.

9

Munder Intermediate Bond Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $338,504,894)	$333,331,687
Securities of affiliated company (cost — $3,583,343)	3,583,343

Total Investments	336,915,030
Interest receivable	2,990,549
Dividends receivable	14,992
Receivable for Fund shares sold	161,412
Deposits with brokers for futures contracts	290,711
Unrealized appreciation on credit default swap contracts	279,479
Prepaid expenses and other assets	49,314

Total Assets	340,701,487

LIABILITIES:
Payable for Fund shares redeemed	211,062
Payable upon return of securities loaned	58,808,163
Variation margin payable on open futures contracts	75,806
Trustees’ fees and expenses payable	46,640
Shareholder servicing fees payable — Class K Shares	36,803
Administration fees payable	32,079
Transfer agency/record keeping fees payable	29,047
Investment advisory fees payable	7,720
Custody fees payable	7,587
Distribution and shareholder servicing fees payable — Class A, B and C Shares	3,186
Accrued expenses and other payables	65,897

Total Liabilities	59,323,990

NET ASSETS	$281,377,497

Investments, at cost	$342,088,237

*	Including $57,962,702 of securities loaned.

See Notes to Financial Statements.

10

NET ASSETS consist of:
Undistributed net investment income	$385,032
Accumulated net realized loss on investments sold	(22,201,497)
Net unrealized depreciation of investments	(4,969,534)
Paid-in capital	308,163,496

$281,377,497

NET ASSETS:
Class A Shares	$8,014,562

Class B Shares	$895,723

Class C Shares	$908,867

Class K Shares	$177,588,964

Class Y Shares	$93,969,381

SHARES OUTSTANDING:
Class A Shares	885,037

Class B Shares	99,224

Class C Shares	100,225

Class K Shares	19,650,545

Class Y Shares	10,392,006

CLASS A SHARES:
Net asset value and redemption price per share	$9.06

Maximum sales charge	4.00%
Maximum offering price per share	$9.44

CLASS B SHARES:
Net asset value and offering price per share*	$9.03

CLASS C SHARES:
Net asset value and offering price per share*	$9.07

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.04

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.04

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Intermediate Bond Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$15,473,355
Dividends on securities of affiliated company	242,997
Securities lending, net of borrower rebates	43,549

Total Investment Income	15,759,901

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	21,354
Class B Shares	11,123
Class C Shares	10,910
Shareholder servicing fees:
Class K Shares	513,532
Investment advisory fees	1,546,605
Administration fees	416,354
Transfer agency/record keeping fees	161,114
Custody fees	70,335
Registration and filing fees	51,235
Legal and audit fees	48,790
Trustees’ fees and expenses	39,157
Other	72,806

Total Expenses	2,963,315

NET INVESTMENT INCOME	12,796,586

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	(127,780)
Futures contracts	(9,113)
Credit default swap contracts	63,420
Net change in unrealized appreciation/(depreciation) of:
Securities	3,408,924
Futures contracts	(75,806)
Credit default swap contracts	279,479

Net realized and unrealized gain on investments	3,539,124

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,335,710

See Notes to Financial Statements.

12

Munder Intermediate Bond Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Net investment income	$12,796,586	$13,347,172
Net realized loss from security transactions, futures contracts and credit default swap contracts	(73,473)	(2,671,197)
Net change in net unrealized appreciation/(depreciation) of securities, futures contracts and credit default swap contracts	3,612,597	(12,143,048)

Net increase/(decrease) in net assets resulting from operations	16,335,710	(1,467,073)
Dividends to shareholders from net investment income:
Class A Shares	(391,088)	(396,422)
Class B Shares	(42,596)	(84,636)
Class C Shares	(42,010)	(31,240)
Class K Shares	(9,402,135)	(10,658,862)
Class Y Shares	(4,429,927)	(4,162,743)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(820,241)	138,415
Class B Shares	(428,246)	(2,500,548)
Class C Shares	32,253	(334,972)
Class K Shares	(46,479,265)	(36,007,034)
Class Y Shares	2,199,262	5,915,308

Net decrease in net assets	(43,468,283)	(49,589,807)
NET ASSETS:
Beginning of year	324,845,780	374,435,587

End of year	$281,377,497	$324,845,780

Undistributed net investment income	$385,032	$147,061

See Notes to Financial Statements.

13

Munder Intermediate Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Amount
Class A Shares:
Sold*	$3,307,590	$4,430,273
Issued as reinvestment of dividends	277,319	264,834
Redeemed	(4,405,150)	(4,556,692)

Net increase/(decrease)	$(820,241)	$138,415

Class B Shares:
Sold	$350,003	$275,913
Issued as reinvestment of dividends	28,659	48,827
Redeemed*	(806,908)	(2,825,288)

Net decrease	$(428,246)	$(2,500,548)

Class C Shares:
Sold	$581,517	$301,286
Issued as reinvestment of dividends	20,826	16,089
Redeemed	(570,090)	(652,347)

Net increase/(decrease)	$32,253	$(334,972)

Class K Shares:
Sold	$19,036,273	$27,642,877
Issued as reinvestment of dividends	348,078	385,763
Redeemed	(65,863,616)	(64,035,674)

Net decrease	$(46,479,265)	$(36,007,034)

Class Y Shares:
Sold	$14,333,051	$23,369,700
Issued as reinvestment of dividends	3,367,397	1,653,479
Redeemed	(15,501,186)	(19,107,871)

Net increase	$2,199,262	$5,915,308

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

14

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Shares
Class A Shares:
Sold*	360,608	480,249
Issued as reinvestment of dividends	30,320	28,824
Redeemed	(481,322)	(496,742)

Net increase/(decrease)	(90,394)	12,331

Class B Shares:
Sold	38,332	30,028
Issued as reinvestment of dividends	3,143	5,309
Redeemed*	(88,454)	(306,973)

Net decrease	(46,979)	(271,636)

Class C Shares:
Sold	63,448	32,957
Issued as reinvestment of dividends	2,273	1,746
Redeemed	(62,197)	(70,428)

Net increase/(decrease)	3,524	(35,725)

Class K Shares:
Sold	2,082,886	2,995,325
Issued as reinvestment of dividends	38,134	42,068
Redeemed	(7,202,920)	(6,982,156)

Net decrease	(5,081,900)	(3,944,763)

Class Y Shares:
Sold	1,568,118	2,539,444
Issued as reinvestment of dividends	368,714	181,733
Redeemed	(1,697,605)	(2,087,437)

Net increase	239,227	633,740

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

15

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$9.01	$9.44	$9.42	$9.88	$9.50

Income/(loss) from investment operations:
Net investment income	0.37	0.34	0.32	0.32	0.39
Net realized and unrealized gain/(loss) on investments	0.10	(0.38)	0.08	(0.40)	0.41

Total from investment operations	0.47	(0.04)	0.40	(0.08)	0.80

Less distributions:
Dividends from net investment income	(0.42)	(0.39)	(0.38)	(0.38)	(0.42)

Total distributions	(0.42)	(0.39)	(0.38)	(0.38)	(0.42)

Net asset value, end of period	$9.06	$9.01	$9.44	$9.42	$9.88

Total return(c)	5.15%	(0.43)%	4.33%	(0.79)%	8.66%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$8,015	$8,791	$9,093	$8,588	$10,222
Ratio of operating expenses to average net assets	1.03%	1.02%	1.00%	1.00%	0.98%
Ratio of net investment income to average net assets	4.07%	3.67%	3.33%	3.36%	3.98%
Portfolio turnover rate	53%	52%	63%	86%	87%
Ratio of operating expenses to average net assets without expense waivers	1.03%	1.02%	1.00%	1.00%	0.98%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on November 24, 1992 and October 25, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

16

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$8.99	$9.42	$9.40	$9.85	$9.47

0.30	0.26	0.24	0.25	0.31
0.09	(0.37)	0.09	(0.39)	0.42

0.39	(0.11)	0.33	(0.14)	0.73

(0.35)	(0.32)	(0.31)	(0.31)	(0.35)

(0.35)	(0.32)	(0.31)	(0.31)	(0.35)

$9.03	$8.99	$9.42	$9.40	$9.85

4.38%	(1.17)%	3.56%	(1.43)%	7.87%

$896	$1,314	$3,935	$7,812	$15,266
1.78%	1.77%	1.75%	1.75%	1.73%
3.30%	2.85%	2.57%	2.61%	3.23%
53%	52%	63%	86%	87%
1.78%	1.77%	1.75%	1.75%	1.73%

See Notes to Financial Statements.

17

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$9.03	$9.46	$9.44	$9.89	$9.51

Income/(loss) from investment operations:
Net investment income	0.30	0.27	0.24	0.25	0.31
Net realized and unrealized gain/(loss) on investments	0.09	(0.38)	0.09	(0.39)	0.42

Total from investment operations	0.39	(0.11)	0.33	(0.14)	0.73

Less distributions:
Dividends from net investment income	(0.35)	(0.32)	(0.31)	(0.31)	(0.35)

Total distributions	(0.35)	(0.32)	(0.31)	(0.31)	(0.35)

Net asset value, end of period	$9.07	$9.03	$9.46	$9.44	$9.89

Total return(c)	4.36%	(1.16)%	3.54%	(1.42)%	7.83%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$909	$873	$1,252	$1,531	$1,937
Ratio of operating expenses to average net assets	1.78%	1.76%	1.75%	1.75%	1.73%
Ratio of net investment income to average net assets	3.32%	2.89%	2.58%	2.61%	3.23%
Portfolio turnover rate	53%	52%	63%	86%	87%
Ratio of operating expenses to average net assets without expense waivers	1.78%	1.76%	1.75%	1.75%	1.73%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on April 19, 1996 and November 20, 1992, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

18

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$9.00	$9.43	$9.41	$9.86	$9.48

0.37	0.34	0.32	0.32	0.38
0.09	(0.38)	0.08	(0.39)	0.42

0.46	(0.04)	0.40	(0.07)	0.80

(0.42)	(0.39)	(0.38)	(0.38)	(0.42)

(0.42)	(0.39)	(0.38)	(0.38)	(0.42)

$9.04	$9.00	$9.43	$9.41	$9.86

5.16%	(0.42)%	4.34%	(0.69)%	8.67%

$177,589	$222,491	$270,367	$294,966	$238,012
1.03%	1.02%	1.00%	1.00%	0.98%
4.06%	3.66%	3.33%	3.36%	3.98%
53%	52%	63%	86%	87%
1.03%	1.02%	1.00%	1.00%	0.98%

See Notes to Financial Statements.

19

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$9.00	$9.43	$9.41	$9.87	$9.49

Income/(loss) from investment operations:
Net investment income	0.40	0.36	0.34	0.35	0.41
Net realized and unrealized gain/(loss) on investments	0.08	(0.38)	0.09	(0.40)	0.42

Total from investment operations	0.48	(0.02)	0.43	(0.05)	0.83

Less distributions:
Dividends from net investment income	(0.44)	(0.41)	(0.41)	(0.41)	(0.45)

Total distributions	(0.44)	(0.41)	(0.41)	(0.41)	(0.45)

Net asset value, end of period	$9.04	$9.00	$9.43	$9.41	$9.87

Total return(c)	5.41%	(0.18)%	4.60%	(0.54)%	8.93%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$93,969	$91,377	$89,788	$93,612	$81,411
Ratio of operating expenses to average net assets	0.78%	0.77%	0.75%	0.75%	0.73%
Ratio of net investment income to average net assets	4.32%	3.92%	3.58%	3.61%	4.23%
Portfolio turnover rate	53%	52%	63%	86%	87%
Ratio of operating expenses to average net assets without expense waivers	0.78%	0.77%	0.75%	0.75%	0.73%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

20

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007

1. Organization

    As of June 30, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Intermediate Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of June 30, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

21

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: During the year ended June 30, 2007, the Fund entered into futures contracts for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner other than investing in the asset directly, or for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another). Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margin payments are generally settled on a daily basis for long positions and upon closing of the contract for short positions. In addition, the Fund designates additional collateral on its books up to the notional amount of the contract. The daily changes in futures contracts are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with

22

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Credit Default Swap Contracts: The Fund may buy or sell credit default swap (“CDS”) contracts for the purpose of generating income or hedging the risk of default on portfolio securities. Up-front payments made or received by the Fund are capitalized until such time that the contract is closed. The income/(cost) of CDS contracts is accrued daily and is recorded as unrealized appreciation/(depreciation) on credit default swap contracts until payment is received/(made), at which time the unrealized appreciation/(depreciation) is reclassified to realized gain/(loss) on credit default swap contracts. In addition, CDS contracts are marked to market daily with changes in market value

23

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

recorded as unrealized appreciation/ (depreciation) on credit default swap contracts. If a default event occurs with respect to the underlying debt obligation, the Fund will record a realized gain/(loss) on credit default swap contracts equal to the payment received/(made), net of unrealized appreciation/(depreciation) on credit default swap contracts and/or the value of securities exchanged. As a buyer in a CDS contract, the Fund is exposed to the risk that the counterparties to the contracts will be unable to meet the terms of their contracts. As a seller in a CDS contract, in order to “cover” its commitment under the contract, the Fund will enter into an offsetting position or instruct the custodian to designate as collateral on the Fund’s books cash or liquid assets equal to the aggregate notional value of the underlying debt obligation. The counterparty to the CDS contract may require that the Fund deposit cash or pledge collateral to offset market value depreciation of the contract until such time as the contract is closed.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

24

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services during the year ended June 30, 2007, Munder Capital Management (“the Advisor”) was entitled to receive from the Fund a fee, computed and payable daily based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $1 billion of assets, and 0.45% based on assets exceeding $1 billion. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.50% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2007, the Advisor earned $416,354 before payment of sub-administration fees and $276,136 after payment of sub-administration fees for its administrative services to the Fund. During the year

25

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

ended June 30, 2007, the Fund paid an annual effective rate of 0.1345% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the year ended June 30, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $9,376 in advisory fees before waivers and reimbursements ($275 after waivers and reimbursements) and $3,975 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). In addition, as of June 30, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $28,073 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2007.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds.

26

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

During the year ended June 30, 2007, no officer, director or employee of the Advisor, Comerica or any of their affiliates receive any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2007, the Fund paid $173 to Comerica Securities and $516,450 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $86,316,112 and $98,784,161, respectively, for the year ended June 30, 2007. Cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments were $73,726,294 and $95,474,889, respectively, for the year ended June 30, 2007.

    At June 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $1,245,972,

27

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $9,638,470 and net depreciation for Federal income tax purposes was $8,392,498. At June 30, 2007, aggregate cost for Federal income tax purposes was $345,307,528.

    At June 30, 2007, the Fund had the following open financial futures contracts:

				Gross
		Notional Value	Market Value	Unrealized
	Contracts	of Contracts	of Contracts	Depreciation

U.S. Treasury Notes, September 2007 (long position)	80	$8,532,056	$8,456,250	$(75,806)

6.	Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the year ended June 30, 2007, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2007, total commitment fees for the Fund were $3,266.

7.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

28

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

    As determined on June 30, 2007, permanent differences resulting primarily from paydown gains and losses, premium amortization, and credit default swap gains and losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net	Net
Investment Income	Realized Loss

$1,749,141	$(1,749,141)

    During the years ended June 30, 2007 and June 30, 2006, dividends of $14,307,756 and $15,333,903 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Post	Capital	Unrealized
Income	October Loss	Loss Carryover	Depreciation	Total

$702,558	$(261,604)	$(18,796,408)	$(8,392,498)	$(26,747,952)

    The differences between book and tax distributable earnings are primarily due to wash sales, premium amortization adjustments, mark-to-market of futures contracts, credit default swap mark-to-market and deferred trustees’ fees.

    As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $18,796,408 of unused capital losses of which $4,995,681, $5,157,371, $855,528, $2,891,275 and $$4,896,553 expire in 2008, 2009, 2013, 2014 and 2015, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2006 and June 30, 2007 of $261,604.

29

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

9. Tax Information (Unaudited)

    The percentages of total net assets invested in U.S. Government and U.S. Government agency obligations at June 30, 2007 were as follows:

U.S. Treasury Notes	15.2%
Federal Home Loan Mortgage Corporation	9.0%
Federal National Mortgage Association	6.7%
Federal Home Loan Bank	0.7%
Government National Mortgage Association	0.5%
U.S. Treasury Bonds	0.5%

10. Subsequent Event (Unaudited)

    On August 14, 2007, the Board of Trustees approved a change in the structure of the fee paid to the Advisor for its advisory services. Effective August 14, 2007, the Advisor is entitled to receive from the Fund a fee, computed and payable daily, based on average daily net assets of the Fund at an annual rate of 0.50% on the first $300 million of assets, and 0.45% of assets exceeding $300 million.

11. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

30

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

13. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to

31

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

    • the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

    • the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

    • the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

    • the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees);

    • the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

    • the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

    • the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

    • the terms of the Advisory Agreement.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

32

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. (“Morningstar”).

    The Board considered the one-, three- and five-year total return on a net basis of the Fund’s Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. The Board also considered the Fund’s one-, three-, five- and ten-year total return as compared to the performance of other funds in the same Morningstar category as the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the performance of the benchmark for the one-, three-, five- and ten-year periods, but trailed the performance of the benchmark for the since inception period, (2) the Fund’s average annual total returns for Class Y Shares on a net basis trailed the performance of the benchmark for the one-, three-, five-and ten-year and since inception periods, (3) Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the median performance of the Fund’s Lipper peer group for the one-, three-, five-and ten-year periods, and (4) the Fund had favorable Lipper rankings.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

33

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006 and the Advisor’s willingness to consider revised breakpoints for the Fund, which were approved in August 2007. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars

34

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

15. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None
35

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business- University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

36

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

37

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).
Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an ”interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

38

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

39

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

40

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Intermediate Bond Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Intermediate Bond Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Intermediate Bond Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

41

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNIMDBD607

ANNUAL REPORT
June 30, 2007
Munder International
Bond Fund
Class A, B, C, K & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international equity investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international equity investing, brings depth and a solid track record in the international equity arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

    Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
viii	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements
36	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. International bond funds tend to fluctuate in value more than domestic bond funds, but less than stock funds. However, investors in any fixed income securities should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    As a “non-diversified” fund under the Investment Company Act of 1940, more of the Fund’s assets may be invested in fewer securities, which increases the Fund’s risk because each investment has a greater effect on performance.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments by currency exposure. A complete list of holdings as of June 30, 2007 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 CURRENCY EXPOSURE

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Sharon Fayolle, James Kelts and Peter Root

    The Fund earned a return of 1.61% for the year ended June 30, 2007, relative to the 2.20% return for the Citigroup Non-U.S. Dollar World Government Bond Index and the 2.72% return for the Lipper universe of international income funds.

    The Fund posted positive but modest performance for the year ended June 30, 2007, reflecting the lackluster performance of international bond markets during the period. In relative terms, the Fund’s lag in performance compared to its Citigroup benchmark was principally due to the impact of expenses, which are not deducted from the benchmark’s returns.

    Currency allocation had the largest positive impact on the Fund’s relative performance. An overweight in Australian dollar-denominated bonds made the most significant contribution to the Fund’s relative returns, followed by an underweight in Japanese yen-denominated bonds. Partially offsetting these positive factors was the negative impact of the Fund’s underweight in the British pound and lack of exposure to the Polish zloty.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Citigroup Non-U.S. Dollar World Government Bond Index is a market-weighted index that includes the government bond markets that are freely open to investors (excluding the United States) and have a total market capitalization of at least $20 billion, €15 billion and ¥2.5 trillion. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international income funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of shares of the Fund, Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder International Bond Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

iv

	GROWTH OF A $10,000 INVESTMENT THROUGH 6/30/07(1)

				Citigroup Non-	Lipper
Class and	With		Without	U.S. Dollar World	International Income
Inception Date	Load		Load	Gov’t. Bond Index*	Funds Median**

CLASS Y 10/2/96	N/A		$15,297	$16,208	$16,339

CLASS A 10/17/96	$14,289	#	$14,885	$16,208	$16,339

CLASS B 6/9/97	N/A		$13,850	$16,208	$16,339

CLASS C 6/4/98	N/A		$13,763	$16,008	$15,356

CLASS K 3/25/97	N/A		$14,913	$16,208	$16,339

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

#	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

*	The Citigroup Non-U.S. Dollar World Government Bond Index is a market-weighted index that includes the government bond markets that are freely open to investors (excluding the United States) and have a total market capitalization of at least $20 billion, €15 billion, and ¥2.5 trillion. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/97, 7/1/97, 6/1/98, 7/1/97, and 7/1/97, respectively.

**	The Lipper International Income Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K and Class Y Shares of the Fund are as of 7/1/97, 7/1/97, 6/1/98, 7/1/97, and 7/1/97, respectively.

€ = Euro

$ = U.S. Dollar

¥ = Japanese yen

v

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

			One		Five		Ten		Since
	One		Year	Five	Years	Ten	Years	Since	Inception
Class and	Year		w/out	Years	w/out	Years	w/out	Inception	w/out
Inception Date	w/load		load	w/load	load	w/load	load	w/load	load

CLASS Y 10/2/96	N/A		1.61%	N/A	6.22%	N/A	4.34%	N/A	3.95%

CLASS A 10/17/96	(2.76)%	#	1.27%	5.10%#	5.95%	3.63%#	4.06%	3.31%#	3.70%

CLASS B 6/9/97	(4.44)%	†	0.51%	4.84%†	5.17%	N/A	3.31%	N/A	3.27%

CLASS C 6/4/98	(0.49)%	†	0.50%	N/A	5.17%	N/A	N/A	N/A	3.58%

CLASS K 3/25/97	N/A		1.36%	N/A	5.98%	N/A	4.08%	N/A	4.27%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

As identified in the current Fund prospectus, the gross expense ratios for Class A, Class B, Class C, Class K and Class Y Shares for the fiscal year ended 6/30/06 were 1.40%, 2.16%, 2.16%, 1.38% and 1.16%, respectively. Expenses for the fiscal year ended 6/30/07 are included in this Annual Report in the Financial Highlights. Munder Capital Management limited certain expenses for all classes of the Fund during the 1997 calendar year. Total returns and yields would have been lower if Munder Capital had not limited expenses during those periods.

#	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

vi

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vii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

viii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$987.90	$6.80	1.38%
Class B	$1,000.00	$983.80	$10.43	2.12%
Class C	$1,000.00	$984.10	$10.43	2.12%
Class K	$1,000.00	$987.90	$6.80	1.38%
Class Y	$1,000.00	$988.90	$5.52	1.12%

Hypothetical
Class A	$1,000.00	$1,017.95	$6.90	1.38%
Class B	$1,000.00	$1,014.28	$10.59	2.12%
Class C	$1,000.00	$1,014.28	$10.59	2.12%
Class K	$1,000.00	$1,017.95	$6.90	1.38%
Class Y	$1,000.00	$1,019.24	$5.61	1.12%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

ix

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x

Munder International Bond Fund

Portfolio of Investments, June 30, 2007

Principal
Amount			Value

FOREIGN BONDS AND NOTES — 90.0%
Australia — 3.2%
Corporate — 3.2%
AUD	2,500,000	General Electric Capital Australia Funding Pty Ltd., 5.750% due 01/18/2011	$2,031,245

Austria — 6.0%
Government — 6.0%
		Republic of Austria:
EUR	1,770,000	4.300% due 07/15/2014	2,353,442
	1,100,000	4.650% due 01/15/2018	1,490,030

			3,843,472

Belgium — 5.7%
Government — 5.7%
EUR	2,460,000	Kingdom of Belgium, 5.500% due 03/28/2028	3,651,679

Canada — 4.9%
Government — 4.9%
CAD	2,000,000	Government of Canada, 5.000% due 06/01/2014	1,925,557
JPY	154,000,000	Province of Quebec, 1.600% due 05/09/2013	1,242,543

			3,168,100

Denmark — 1.1%
Government — 1.1%
DKK	3,750,000	Kingdom of Denmark, 6.000% due 11/15/2011	718,504

Finland — 3.8%
Government — 3.8%
EUR	1,750,000	Republic of Finland, 5.375% due 07/04/2013	2,465,883

See Notes to Financial Statements.

1

Munder International Bond Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount			Value

FOREIGN BONDS AND NOTES (Continued)
France — 6.7%
Government — 6.7%
		Republic of France:
EUR	1,015,000	4.000% due 10/25/2013	$1,331,948
	935,000	5.500% due 04/25/2010	1,297,137
	1,125,000	5.500% due 04/25/2029	1,675,198

			4,304,283

Germany — 12.4%
Corporate — 8.4%
JPY	189,000,000	Bayerische Landesbank, MTN, 1.400% due 04/22/2013	1,513,788
GBP	1,500,000	KfW Bankengruppe, 5.375% due 01/29/2014	2,911,714
JPY	122,000,000	Landwirtschaftliche Rentenbank, MTN, 0.650% due 09/30/2008	987,583

			5,413,085

Government — 4.0%
		Federal Republic of Germany:
EUR	1,720,000	4.250% due 07/04/2014	2,284,517
	225,000	5.250% due 07/04/2010	310,598

			2,595,115

			8,008,200

Greece — 3.1%
Government — 3.1%
EUR	1,500,000	Republic of Greece, 4.500% due 05/20/2014	2,005,974

Italy — 9.7%
Government — 9.7%
		Republic of Italy:
JPY	95,000,000	0.650% due 03/20/2009	767,172
EUR	541,290	1.650% due 09/15/2008 (IPS)	723,810
JPY	140,000,000	1.800% due 02/23/2010	1,154,056
EUR	2,000,000	4.000% due 02/01/2017	2,552,172
	750,000	5.000% due 02/01/2012	1,031,937

			6,229,147

See Notes to Financial Statements.

2

Principal
Amount			Value

Japan — 11.1%
Government — 11.1%
JPY	175,000,000	Development Bank of Japan, Global Bond, 1.750% due 06/21/2010	$1,443,315
	500,000,000	Government of Japan, 1.400% due 06/20/2011	4,072,564
	203,000,000	Japan Financial Corporation for Municipal Enterprises, 1.350% due 11/26/2013	1,623,895

			7,139,774

Netherlands — 8.0%
Corporate — 3.1%
EUR	1,000,000	Bank Nederlandse Gemeenten NV, MTN, 4.375% due 07/04/2013	1,329,515
	500,000	Diageo Capital BV, MTN, 3.875% due 01/06/2009	669,003

			1,998,518

Government — 4.9%
		Kingdom of Netherlands:
EUR	520,000	2.750% due 01/15/2009	686,304
	1,645,000	5.500% due 01/15/2028	2,444,146

			3,130,450

			5,128,968

Norway — 0.3%
Government — 0.3%
NOK	1,250,000	Kingdom of Norway, 6.500% due 05/15/2013	225,409

South Africa — 1.1%
Government — 1.1%
EUR	500,000	Republic of South Africa, 5.250% due 05/16/2013	681,049

Spain — 2.6%
Corporate — 2.6%
EUR	1,200,000	Banco Bilbao Vizcaya Argentaria S.A., 5.750% due 09/27/2010	1,670,299

See Notes to Financial Statements.

3

Munder International Bond Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount			Value

FOREIGN BONDS AND NOTES (Continued)
Supranational — 3.6%
Corporate — 3.6%
EUR	1,750,000	European Investment Bank, 4.625% due 04/15/2020	$2,332,274

Sweden — 1.7%
Government — 1.7%
SEK	7,500,000	Government of Sweden, 5.250% due 03/15/2011	1,124,693

United Kingdom — 5.0%
Corporate — 5.0%
JPY	176,000,000	ASIF III Jersey Ltd., MTN, 0.950% due 07/15/2009	1,419,835
GBP	1,000,000	United Kingdom Gilt, 4.000% due 09/07/2016	1,798,411

			3,218,246

TOTAL FOREIGN BONDS AND NOTES
(Cost $56,507,335)			57,947,199

U.S. BONDS AND NOTES — 6.7%
Corporate — 6.7%
EUR	500,000	Bank of America Corporation, 4.750% due 05/06/2019 (becomes variable 05/16/2014) (a)	662,066
	1,200,000	CIT Group, Inc., 4.250% due 03/17/2015	1,495,679
JPY	100,000,000	General Electric Capital Corporation, 1.900% due 08/06/2009	822,286
	165,000,000	Procter & Gamble Company, 2.000% due 06/21/2010	1,363,090

TOTAL U.S. BONDS AND NOTES
(Cost $4,354,921)			4,343,121

INVESTMENT COMPANY SECURITY — 1.8%
(Cost $1,141,047)
USD	1,141,047	Institutional Money Market Fund (b)	1,141,047

See Notes to Financial Statements.

4

		Value

TOTAL INVESTMENTS
(Cost $62,003,303)	98.5%	$63,431,367
OTHER ASSETS AND LIABILITIES (Net)	1.5	980,772

NET ASSETS	100.0%	$64,412,139

(a)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2007.

(b)	Affiliated company security (see Notes to Financial Statements, Note 3).

ABBREVIATIONS:
AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro
GBP — Great Britain Pound
IPS — Inflation Protected Security
JPY — Japanese Yen
MTN — Medium Term Note
NOK — Norwegian Krone
SEK — Swedish Krona
USD — United States Dollar

See Notes to Financial Statements.

5

Munder International Bond Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $60,862,256)	$62,290,320
Securities of affiliated company (cost — $1,141,047)	1,141,047

Total Investments	63,431,367
Cash	200
Interest receivable	1,066,172
Dividends receivable	4,903
Receivable for Fund shares sold	291
Prepaid expenses and other assets	50,758

Total Assets	64,553,691

LIABILITIES:
Payable for Fund shares redeemed	21,986
Trustees’ fees and expenses payable	38,326
Custody fees payable	14,629
Transfer agency/record keeping fees payable	10,782
Administration fees payable	7,852
Distribution and shareholder servicing fees payable — Class A, B and C Shares	2,058
Investment advisory fees payable	1,767
Shareholder servicing fees payable — Class K Shares	5
Accrued expenses and other payables	44,147

Total Liabilities	141,552

NET ASSETS	$64,412,139

Investments, at cost	$62,003,303

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(283,498)
Net unrealized appreciation of investments	1,451,400
Paid-in capital	63,244,237

$64,412,139

NET ASSETS:
Class A Shares	$4,891,935

Class B Shares	$358,652

Class C Shares	$931,543

Class K Shares	$22,132

Class Y Shares	$58,207,877

SHARES OUTSTANDING:
Class A Shares	462,718

Class B Shares	34,779

Class C Shares	88,765

Class K Shares	2,092

Class Y Shares	5,466,972

CLASS A SHARES:
Net asset value and redemption price per share	$10.57

Maximum sales charge	4.00%
Maximum offering price per share	$11.01

CLASS B SHARES:
Net asset value and offering price per share*	$10.31

CLASS C SHARES:
Net asset value and offering price per share*	$10.49

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.58

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.65

*	Redemption price per share is equal to Net Asset Value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder International Bond Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest(a)	$1,986,771
Dividends on securities of affiliated company	31,415
Securities lending, net of borrower rebates	347

Total Investment Income	2,018,533

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	12,806
Class B Shares	6,223
Class C Shares	8,980
Shareholder servicing fees:
Class K Shares	59
Investment advisory fees	325,962
Administration fees	107,395
Transfer agency/record keeping fees	60,225
Custody fees	58,376
Registration and filing fees	51,180
Legal and audit fees	41,408
Trustees’ fees and expenses	37,466
Printing and mailing fees	35,303
Other	15,423

Total Expenses	760,806

NET INVESTMENT INCOME	1,257,727

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	(382,042)
Foreign currency-related transactions	74,158
Net change in unrealized appreciation/(depreciation) of:
Securities	35,499
Foreign currency-related transactions	(5,204)

Net realized and unrealized loss on investments	(277,589)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$980,138

(a)	Net of foreign withholding taxes of $12,819.

See Notes to Financial Statements.

8

Munder International Bond Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Net investment income	$1,257,727	$872,057
Net realized gain/(loss) from security and foreign currency-related transactions	(307,884)	223,527
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	30,295	(2,239,874)

Net increase/(decrease) in net assets resulting from operations	980,138	(1,144,290)
Dividends to shareholders from net investment income:
Class A Shares	(92,516)	(104,318)
Class B Shares	(11,370)	(50,804)
Class C Shares	(14,640)	(27,475)
Class K Shares	(426)	(470)
Class Y Shares	(1,192,689)	(2,159,487)
Distributions to shareholders from net realized gains:
Class A Shares	(678)	(9,038)
Class B Shares	(100)	(9,498)
Class C Shares	(114)	(4,603)
Class K Shares	(3)	(44)
Class Y Shares	(7,493)	(291,596)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(163,241)	4,295,571
Class B Shares	(462,125)	(815,899)
Class C Shares	26,661	(35,805)
Class K Shares	(3,407)	20,742
Class Y Shares	344,575	11,932,305
Short-term trading fees	3	1,027

Net increase/(decrease) in net assets	(597,425)	11,596,318
NET ASSETS:
Beginning of year	65,009,564	53,413,246

End of year	$64,412,139	$65,009,564

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(283,498)	$78,431

See Notes to Financial Statements.

9

Munder International Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Amount
Class A Shares:
Sold*	$365,009	$4,895,281
Issued as reinvestment of dividends and distributions	10,708	27,540
Redeemed	(538,958)	(627,250)

Net increase/(decrease)	$(163,241)	$4,295,571

Class B Shares:
Sold	$41,113	$225,849
Issued as reinvestment of dividends and distributions	2,979	23,075
Redeemed*	(506,217)	(1,064,823)

Net decrease	$(462,125)	$(815,899)

Class C Shares:
Sold	$235,759	$472,551
Issued as reinvestment of dividends and distributions	4,403	14,924
Redeemed	(213,501)	(523,280)

Net increase/(decrease)	$26,661	$(35,805)

Class K Shares:
Sold	$—	$20,500
Issued as reinvestment of dividends and distributions	93	242
Redeemed	(3,500)	—

Net increase/(decrease)	$(3,407)	$20,742

Class Y Shares:
Sold	$82,415	$11,944,118
Issued as reinvestment of dividends and distributions	1,200,183	19,620
Redeemed	(938,023)	(31,433)

Net increase	$344,575	$11,932,305

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

10

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Shares
Class A Shares:
Sold*	34,237	460,067
Issued as reinvestment of dividends and distributions	1,003	2,557
Redeemed	(50,370)	(58,720)

Net increase/(decrease)	(15,130)	403,904

Class B Shares:
Sold	3,924	21,068
Issued as reinvestment of dividends and distributions	285	2,173
Redeemed*	(47,960)	(101,276)

Net decrease	(43,751)	(78,035)

Class C Shares:
Sold	21,787	44,424
Issued as reinvestment of dividends and distributions	414	1,387
Redeemed	(20,033)	(47,578)

Net increase/(decrease)	2,168	(1,767)

Class K Shares:
Sold	—	1,938
Issued as reinvestment of dividends and distributions	9	22
Redeemed	(329)	—

Net increase/(decrease)	(320)	1,960

Class Y Shares:
Sold	7,627	1,111,900
Issued as reinvestment of dividends and distributions	111,671	1,815
Redeemed	(87,163)	(2,972)

Net increase	32,135	1,110,743

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

11

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/07(b)		6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$10.63		$11.44	$11.48	$11.50	$9.70

Income/(loss) from investment operations:
Net investment income	0.18		0.13	0.16	0.16	0.25
Net realized and unrealized gain/(loss) on investments	(0.04)		(0.41)	0.65	0.52	1.64

Total from investment operations	0.14		(0.28)	0.81	0.68	1.89

Less distributions:
Dividends from net investment income	(0.20)		(0.46)	(0.72)	(0.58)	(0.09)
Distributions from net realized gains	(0.00	)(c)	(0.07)	(0.13)	(0.12)	—

Total distributions	(0.20)		(0.53)	(0.85)	(0.70)	(0.09)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$10.57		$10.63	$11.44	$11.48	$11.50

Total return(d)	1.27%		(2.44)%	6.75%	5.82%	19.63%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$4,892		$5,079	$846	$5,576	$3,191
Ratio of operating expenses to average net assets	1.38%		1.40%	1.36%	1.41%	1.39%
Ratio of net investment income to average net assets	1.72%		1.25%	1.34%	1.37%	2.31%
Portfolio turnover rate	24%		14%	57%	64%	87%
Ratio of operating expenses to average net assets without expense waivers	1.38%		1.40%	1.36%	1.42%	1.40%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on October 17, 1996 and June 9, 1997, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

12

B Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/07(b)		6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$10.43		$11.23	$11.26	$11.30	$9.53

0.10		0.11	0.06	0.07	0.16
(0.04)		(0.46)	0.66	0.50	1.63

0.06		(0.35)	0.72	0.57	1.79

(0.18)		(0.38)	(0.62)	(0.49)	(0.02)
(0.00	)(c)	(0.07)	(0.13)	(0.12)	—

(0.18)		(0.45)	(0.75)	(0.61)	(0.02)

0.00	(c)	0.00 (c)	0.00 (c)	—	—

$10.31		$10.43	$11.23	$11.26	$11.30

0.51%		(3.17)%	6.13%	4.91%	18.75%

$359		$819	$1,758	$1,611	$1,784
2.12%		2.16%	2.11%	2.16%	2.14%
0.95%		1.05%	0.55%	0.62%	1.56%
24%		14%	57%	64%	87%
2.12%		2.16%	2.11%	2.17%	2.15%

See Notes to Financial Statements.

13

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/07(b)		6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$10.61		$11.41	$11.44	$11.46	$9.67

Income/(loss) from investment operations:
Net investment income	0.10		0.07	0.07	0.07	0.17
Net realized and unrealized gain/(loss) on investments	(0.04)		(0.42)	0.65	0.52	1.64

Total from investment operations	0.06		(0.35)	0.72	0.59	1.81

Less distributions:
Dividends from net investment income	(0.18)		(0.38)	(0.62)	(0.49)	(0.02)
Distributions from net realized gains	(0.00	)(c)	(0.07)	(0.13)	(0.12)	—

Total distributions	(0.18)		(0.45)	(0.75)	(0.61)	(0.02)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$10.49		$10.61	$11.41	$11.44	$11.46

Total return(d)	0.50%		(3.12)%	6.03%	5.02%	18.68%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$932		$919	$1,009	$1,662	$1,053
Ratio of operating expenses to average net assets	2.12%		2.16%	2.11%	2.16%	2.14%
Ratio of net investment income to average net assets	0.98%		0.67%	0.57%	0.62%	1.56%
Portfolio turnover rate	24%		14%	57%	64%	87%
Ratio of operating expenses to average net assets without expense waivers	2.12%		2.16%	2.11%	2.17%	2.15%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on June 4, 1998 and March 25, 1997, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Net assets at end of period were less than $500.

See Notes to Financial Statements.

14

K Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/07(b)		6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$10.63		$11.44	$11.48	$11.42	$9.72

0.18		0.16	0.15	0.18	0.25
(0.03)		(0.44)	0.66	0.58	1.54

0.15		(0.28)	0.81	0.76	1.79

(0.20)		(0.46)	(0.72)	(0.58)	(0.09)
(0.00	)(c)	(0.07)	(0.13)	(0.12)	—

(0.20)		(0.53)	(0.85)	(0.70)	(0.09)

0.00	(c)	0.00 (c)	0.00 (c)	—	—

$10.58		$10.63	$11.44	$11.48	$11.42

1.36%		(2.44)%	6.75%	6.72%	18.55%

$22		$26	$5	$0 (e)	$0 (e)
1.38%		1.38%	1.36%	1.41%	1.39%
1.72%		1.48%	1.36%	1.37%	2.31%
24%		14%	57%	64%	87%
1.38%		1.38%	1.36%	1.42%	1.40%

See Notes to Financial Statements.

15

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/07(b)		6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$10.70		$11.52	$11.54	$11.56	$9.76

Income/(loss) from investment operations:
Net investment income	0.21		0.18	0.19	0.19	0.27
Net realized and unrealized gain/(loss) on investments	(0.04)		(0.44)	0.67	0.52	1.65

Total from investment operations	0.17		(0.26)	0.86	0.71	1.92

Less distributions:
Dividends from net investment income	(0.22)		(0.49)	(0.75)	(0.61)	(0.12)
Distributions from net realized gains	(0.00	)(c)	(0.07)	(0.13)	(0.12)	—

Total distributions	(0.22)		(0.56)	(0.88)	(0.73)	(0.12)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$10.65		$10.70	$11.52	$11.54	$11.56

Total return(d)	1.61%		(2.26)%	7.18%	6.06%	19.80%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$58,208		$58,167	$49,796	$46,103	$39,434
Ratio of operating expenses to average net assets	1.12%		1.16%	1.11%	1.16%	1.14%
Ratio of net investment income to average net assets	1.97%		1.65%	1.55%	1.62%	2.56%
Portfolio turnover rate	24%		14%	57%	64%	87%
Ratio of operating expenses to average net assets without expense waivers	1.12%		1.16%	1.11%	1.17%	1.15%

(a)	Class Y Shares of the Fund commenced operations on October 2, 1996.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

16

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007

1.	Organization

    As of June 30, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder International Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a non-diversified management investment company under the 1940 Act. The Fund’s goal is to realize a competitive total return through a combination of current income and capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of June 30, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

17

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of

18

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) on foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

19

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment

20

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2007, the Advisor earned $107,395 before payment of sub-administration fees and $68,209 after payment of sub-administration fees for its administrative services to the Fund. During the year

21

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

ended June 30, 2007, the Fund paid an annual effective rate of 0.1648% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the year ended June 30, 2007, in connection with the Fund’s investment in the Money Market Fund, the Advisor earned $1,212 in advisory fees before waivers and reimbursements ($36 after waivers and reimbursements) and $514 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). In addition, as of June 30, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $6,283 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2007.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds.

22

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

During the year ended June 30, 2007, no officer, director or employee of the Advisor, Comerica or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Bank is among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2007, the Fund paid $46 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $15,311,701 and $15,482,811 respectively, for the year ended June 30, 2007.

    At June 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $2,973,409, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,545,345 and net appreciation for Federal income tax purposes was $1,428,064. At June 30, 2007, aggregate cost for Federal income tax purposes was $62,003,303.

23

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

6. Investment Concentration

    The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. government securities. These risks include fluctuation of currency values and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. government. As of June 30, 2007, more than 25% of the Fund’s assets were invested in securities denominated in yen and more than 50% of the Fund’s assets were invested in securities denominated in euros. When the Fund concentrates its investments in a foreign currency or group of foreign currencies, adverse market conditions impacting those currencies may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

7. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the year ended June 30, 2007, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2007, total commitment fees for the Fund were $646.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by

24

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

the Fund as a whole. The Fund may also utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction.

    As determined on June 30, 2007, permanent differences resulting primarily from foreign currency gains and losses and distribution redesignations were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(308,015)	$308,015

    The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2007 and June 30, 2006 were as follows:

	Ordinary Income	Long-term Capital Gains	Total

June 30, 2007	$1,296,806	$23,223	$1,320,029
June 30, 2006	$2,609,089	$48,244	$2,657,333

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Post-October	Unrealized
Loss	Appreciation	Total

$(252,738)	$1,451,400	$1,198,662

    The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the tax year. The Fund has elected to defer net foreign currency losses arising between November 1, 2006 and June 30, 2007 of $252,738.

10. Tax Information (Unaudited)

    For the year ended June 30, 2007, the amount of long-term capital gain distributions designated by the Fund was $23,223.

11. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public

25

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14.	Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

26

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory

27

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of the Advisory Agreement.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. (“Morningstar”).

    The Board considered the one-, three- and five-year total return on a net basis of the Fund’s Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. The Board also considered the Fund’s one-, three-, five- and ten-year total return as compared to the performance of other funds in the same Morningstar category as the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the performance of the benchmark for the five- and ten-year and since inception periods, but trailed the performance of the benchmark for the one- and three-year periods, (2) the Fund’s average annual total returns for Class Y Shares on a net basis

28

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

trailed the performance of the benchmark for the one-, three-, five- and ten-year and since inception periods, (3) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the median performance of the Fund’s Lipper peer group for the one- and five-year periods, but trailed the median performance of the Fund’s Lipper peer group for the three- and ten-year periods, and (4) the Fund’s average annual total returns for Class Y Shares on a net basis exceeded the median performance of the Fund’s Lipper peer group for the five-year period, but trailed the median performance of the Fund’s Lipper peer group for the one-, three- and ten-year periods.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of

29

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

30

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

15.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

31

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business- University of Michigan (since 8/66). Vice President,	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

32

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

33

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee
Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

34

Munder International Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

35

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder International Bond Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder International Bond Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder International Bond Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

36

[This Page Intentionally Left Blank]

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal
Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNINTLBD607

ANNUAL REPORT
June 30, 2007
Munder International
Equity Fund
Class A, B, C, K & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. The Munder International Equity Fund, covered in this Annual Report, will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
x	Shareholder Fee Example
1	Portfolio of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Statements of Changes in Net Assets — Capital Stock Activity
18	Financial Highlights
23	Notes to Financial Statements
43	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of June 30, 2007 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 COUNTRY ALLOCATION*

*	Country classification is based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country.”

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Brian Kozeliski, Armando Lacayo and T. Scott Wittman

    The Fund generated a return of 28.81% for the year ended June 30, 2007, relative to the 27.00% return for the MSCI EAFE Index and the 26.10% median return for the Lipper universe of international large-cap core funds.

    The Fund posted strong absolute performance for the year ended June 30, 2007, buoyed by the strong performance of international stock markets. On a relative basis, the Fund outperformed its MSCI EAFE benchmark, due primarily to strong stock selection. Across countries, the positive impact of stock selection in Norway, Sweden and Hong Kong investments more than offset the weaker relative performance of United Kingdom (U.K.) holdings.

    Aktiebolaget Volvo (1.0% of the Fund) and SSAB Svenskt Stal AB (1.3% of the Fund) were largely responsible for the strong relative performance of the Fund’s Swedish holdings. Among the Fund’s Norwegian holdings, TANDBERG ASA (0.9% of the Fund) was the primary positive contributor to the relative performance, while Vtech Holdings Limited (1.1% of the Fund) and Orient Overseas (International) Limited (0.3% of the Fund) were the top contributors to relative performance among Hong Kong holdings. The relative weakness of the Fund’s U.K. holdings was due to a number of stocks, including British Energy Group plc (1.1% of the Fund), EMI Group plc (0.7% of the Fund), HSBC Holdings plc (2.2% of the Fund) and Vodafone Group Plc (1.1% of the Fund).

    Within sectors, strong stock selection in the industrials, information technology and materials sectors countered the negative impact on relative performance from holdings in the consumer discretionary, health care and telecommunications services sectors. In the industrials sector of the Fund, in addition to the positive contribution to relative performance from an overweight in Volvo, the Fund benefited from overweights in Neptune Orient Lines Limited (0.8% of the Fund) and Nexans SA (eliminated from the Fund in June).

    The positive contributions to relative strength in the Fund’s information technology sector from TANDBERG and Vtech Holdings were added to by Nintendo Company Ltd. (eliminated from the Fund in April). In the materials sector, Salzgitter AG (0.7% of the Fund), in addition to Svenskt Stal, were the primary sources of relative strength.

    The Fund’s overweight in EMI Group, coupled with the lack of a position in DaimlerChrysler AG and an overweight in Sumitomo Forestry Co., Ltd. (0.4% of the Fund) were the primary drivers of relative weakness in the Fund’s consumer discretionary sector. Weakness in these stocks more than countered the positive impact of an overweight in Pacific Brands Limited (0.8% of the Fund). In the health care sector, SUZUKEN CO., LTD. (0.5% of the Fund) and Mediceo Paltac Holdings Co., Ltd. (0.4% of the Fund) were responsible for most of the Fund’s relative weakness. Nippon Telegraph and Telephone Corporation (0.6% of the Fund) was the primary detractor from returns in the telecommunications services sector of the Fund.

iii

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed equity market performance, excluding the U.S. and Canada. Returns provided for the MSCI EAFE Index are net of foreign withholding taxes applicable to U.S. investors. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international large-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of the Fund, Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder International Equity Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

vi

	10-YEAR GROWTH OF A $10,000 INVESTMENT THROUGH 6/30/07

					Lipper International
Class and	With		Without	MSCI EAFE	Large-Cap Core
Inception Date	Load		Load	Index*	Funds Median**

CLASS Y 12/1/91	N/A		$21,452	$20,919	$19,089

CLASS A 11/30/92	$19,771	#	$20,928	$20,919	$19,089

CLASS B 3/9/94	N/A		$19,700	$20,919	$19,089

CLASS C 9/29/95	N/A		$19,398	$20,919	$19,089

CLASS K 11/23/92	N/A		$20,909	$20,919	$19,089

#	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) is a free float-adjusted market capitalization index that is designed to measure developed equity market performance, excluding the U.S. and Canada. Returns provided for the MSCI EAFE Index are net of foreign withholding taxes applicable to U.S. investors. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/97.

**	The Lipper International Large-Cap Core Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/97.

vii

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

			One			Five			Ten			Since
	One		Year	Five		Years	Ten		Years	Since		Inception
Class and	Year		w/out	Years		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		load	w/load		load	w/load		load	w/load		load

CLASS Y 12/1/91	N/A		28.81%	N/A		18.31%	N/A		7.93%	N/A		9.25%

CLASS A 11/30/92	21.39%	#	28.48%	16.72%	#	18.04%	7.05%	#	7.66%	8.78%	#	9.20%

CLASS B 3/9/94	22.50%	†	27.50%	16.93%	†	17.15%	N/A		7.02%	N/A		7.61%

CLASS C 9/29/95	26.52%	†	27.52%	N/A		17.15%	N/A		6.85%	N/A		7.86%

CLASS K 11/23/92	N/A		28.50%	N/A		18.01%	N/A		7.65%	N/A		9.29%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

As identified in the current Fund prospectus, the gross expense ratios for Class A, Class B, Class C, Class K and Class Y Shares for the fiscal year ended 6/30/06 were 1.53%, 2.29%, 2.28%, 1.53% and 1.28%, respectively. Expenses for the fiscal year ended 6/30/07 are included in this Annual Report in the Financial Highlights. Munder Capital Management limited certain expenses of the Fund’s Class A, Class B, Class C and Class K Shares during the 1992-1996 calendar years and the Fund’s Class Y Shares during the 1991-1996 calendar years. Munder Capital also made a voluntary capital contribution to the Fund during the 2005 calendar year. Total returns and yields would have been lower if Munder Capital had not limited expenses or made a capital contribution during those periods.

#	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

viii

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ix

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

x

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$1,109.70	$7.58	1.45%
Class B	$1,000.00	$1,105.20	$11.48	2.20%
Class C	$1,000.00	$1,105.10	$11.48	2.20%
Class K	$1,000.00	$1,109.70	$7.58	1.45%
Class Y	$1,000.00	$1,110.70	$6.28	1.20%

Hypothetical
Class A	$1,000.00	$1,017.60	$7.25	1.45%
Class B	$1,000.00	$1,013.88	$10.99	2.20%
Class C	$1,000.00	$1,013.88	$10.99	2.20%
Class K	$1,000.00	$1,017.60	$7.25	1.45%
Class Y	$1,000.00	$1,018.84	$6.01	1.20%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

xi

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xii

Munder International Equity Fund

Portfolio of Investments, June 30, 2007

Shares

		Value

COMMON STOCKS — 98.5%
Australia — 5.8%
59,500	AMP Limited	$510,495
129,600	Ansell Limited	1,340,474
51,500	Caltex Australia Limited	1,033,473
46,500	Commonwealth Bank of Australia	2,178,105
67,700	Lend Lease Corporation Limited	1,064,123
170,000	Macquarie Airports Management Limited	582,269
8,632	Macquarie Bank Limited	622,048
5,100	National Australia Bank Limited, ADR (a)	881,152
655,500	Pacific Brands Limited	1,917,279
243,301	Qantas Airways Limited	1,155,116
45,300	QBE Insurance Group Limited	1,198,247
52,300	Santos Limited	618,099
9,300	Santos Limited, ADR (a)	444,354
107,100	Symbion Health Limited	370,462
3,800	Westpac Banking Corporation, ADR (a)	414,124

		14,329,820

Austria — 0.1%
860	A-TEC Industries AG	223,831

Belgium — 0.9%
210	Banque Nationale de Belgique	1,008,996
12,550	Fortis, ADR (a)	532,434
18,800	Dexia S.A.	590,575

		2,132,005

Denmark — 1.7%
60,000	Danske Bank A/S, ADR	1,234,500
19,400	FLSmidth & Co. A/S	1,531,282
3,950	Topdanmark A/S †	676,724
10,400	TrygVesta A/S	819,002

		4,261,508

Finland — 2.5%
24,700	Kesko Oyj, B Shares	1,649,446
29,000	Outotec Oyj	1,604,149
16,500	Rautaruukki Oyj	1,062,329
55,000	Sampo Oyj, A Shares	1,590,032
12,500	Stora Enso Oyj, ADR	234,125

		6,140,081

See Notes to Financial Statements.

1

Munder International Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares

		Value

COMMON STOCKS (Continued)
France — 10.3%
26,000	Air France-KLM	$1,217,211
12,100	Alcatel-Lucent, ADR (a)	169,400
15,670	AXA	678,886
36,800	AXA, ADR (a)	1,583,872
10,000	BNP Paribas	1,195,908
17,100	BNP Paribas, ADR (a)	1,018,732
12,850	Cap Gemini S.A.	945,593
16,200	Casino Guichard-Perrachon SA	1,644,441
10,200	CNP Assurances	1,310,802
18,900	Credit Agricole S.A.	772,266
104,500	France Telecom, ADR	2,871,660
14,900	Peugeot S.A., ADR	1,201,312
7,100	Rallye SA	480,378
5,800	Renault S.A.	935,799
13,500	Rexel S.A. †	292,528
4,650	Sanofi-Aventis	378,242
18,791	Sanofi-Aventis, ADR	756,714
78,600	SCOR	2,142,515
21,500	Societe Generale, ADR	793,350
17,400	Suez, S.A., ADR	997,368
14,972	Total S.A.	1,221,099
20,010	Total S.A., ADR	1,620,410
31,400	Vivendi Universal, S.A.	1,356,121

		25,584,607

Germany — 8.9%
2,469	Allianz SE	580,080
37,300	Allianz SE, ADR	867,971
17,400	ALTANA Aktiengesellschaft (a)	415,425
3,000	AMB Generali Holding AG	459,713
10,600	BASF Aktiengesellschaft, ADR	1,385,526
5,000	Deutsche Bank AG	729,577
5,200	Deutsche Bank AG, GRS (a)	752,648
74,400	Deutsche Lufthansa AG, ADR	2,081,340
67,688	Deutsche Telekom AG	1,254,172
15,950	E.ON AG	2,683,112
28,650	E.ON AG, ADR	1,594,086
21,150	freenet AG †	691,305
7,100	Klöckner & Co. AG	517,471

See Notes to Financial Statements.

2

Shares

		Value

Germany (Continued)
8,675	MAN AG	$1,253,488
18,650	Muenchener Rueckversicherungs-Gesellschaft AG	3,437,684
8,900	Salzgitter AG	1,728,437
11,200	ThyssenKrupp AG	668,950
27,000	Volkswagen AG, ADR	857,925

		21,958,910

Hong Kong — 1.8%
341,000	China Netcom Group Corporation (Hong Kong) Limited	941,989
85,000	Orient Overseas (International) Limited	820,736
308,800	Vtech Holdings Limited	2,606,507

		4,369,232

Indonesia — 0.0% #
7,150	PT. Toba Pulp Lestari Tbk., ADR †,(b)	0

Ireland — 1.0%
21,700	Allied Irish Banks, public limited company	593,565
83,900	The Governor and Company of the Bank of the Ireland (c)	1,699,909
1,900	The Governor and Company of the Bank of the Ireland (a),(c)	154,185

		2,447,659

Italy — 4.0%
53,100	Benetton Group S.p.A., ADR (a)	1,839,915
31,800	Enel S.p.A., ADR (a)	1,707,660
58,311	ENI S.p.A.	2,122,974
5,500	Fondiaria-SAI S.p.A.	267,164
98,000	IFIL Investments S.p.A.	1,059,778
26,300	Recordato S.p.A	219,982
80,700	Saras S.p.A	517,446
46,900	Telecom Italia S.p.A., ADR (c)	1,287,874
5,611	Telecom Italia S.p.A., ADR (a),(c)	123,554
97,608	UniCredito Italiano	873,230

		10,019,577

Japan — 21.1%
30,600	Acom Co., Ltd.	1,098,493
60,500	Aioi Insurance Company, Limited	393,588
24,900	Alfresa Holdings Corporation	1,737,186
39,000	Asahi Breweries, Ltd.	605,312

See Notes to Financial Statements.

3

Munder International Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares

		Value

COMMON STOCKS (Continued)
Japan (Continued)
18,000	Astellas Pharma Inc.	$783,594
209,000	Bosch Corporation	1,037,149
54,100	Brother Industries, Ltd.	795,737
19,200	Canon Inc.	1,127,440
30,899	Canon Inc., ADR (a)	1,811,917
38,000	Daikyo Incorporated	172,524
21,600	Daito Trust Construction Co., Ltd.	1,029,783
81,000	Fuji Fire and Marine Insurance Co., Ltd.	324,329
96,000	Fuji Heavy Industries Ltd.	460,020
71,000	Fujitsu Limited	523,598
112,000	HASEKO Corporation †	332,020
15,700	Hitachi, Ltd., ADR	1,110,775
14,000	Honda Motor Co., Ltd.	511,675
18,100	Honda Motor Co., Ltd., ADR (a)	656,849
245,500	Isuzu Motors Limited	1,331,931
58,850	ITOCHU Corporation	682,540
142,000	JFE Shoji Holdings, Inc.	1,102,554
375	KDDI CORPORATION	2,780,711
12,500	Konami Corporation	286,802
50,000	Kyowa Hakko Kogyo Co., Ltd.	472,284
67,925	Mediceo Paltac Holdings Co., Ltd.	1,041,563
33,000	Millea Holdings, Inc., ADR	1,354,320
264,700	Mitsubishi Chemical Holdings Corporation	2,433,628
34,300	Mitsubishi Corporation, ADR	1,776,740
19,000	Mitsubishi Electric Corporation, ADR	1,757,025
79,000	Mitsubishi Materials Corporation	431,813
151,500	Nichirei Corporation	781,340
521	Nippon Paper Group, Inc.	1,734,904
109,000	Nippon Steel Corporation	768,422
67,200	Nippon Telegraph and Telephone Corporation, ADR (a)	1,489,824
37,000	Nippon Yakin Kogyo Co., Ltd.	433,632
103,000	Nissan Diesel Motor Co., Ltd. †	444,207
31,000	Nissan Motor Co., Ltd.	332,597
39,450	Nissan Motor Co., Ltd., ADR (a)	845,808
98,000	Nissay Dowa General Insurance Co., Ltd.	612,077
25,300	NS Solutions Corporation	733,572
62,000	Obayashi Corporation	338,388
5,000	Pacific Metals Co., Ltd.	83,858
120,000	Rengo Co., Ltd.	592,569

See Notes to Financial Statements.

4

Shares

		Value

Japan (Continued)
7,300	Ricoh Company, Ltd., ADR (a)	$834,025
57,000	Sompo Japan Insurance Inc.	698,583
47,000	Sumitomo Bakelite Co., Ltd.	329,429
109,000	Sumitomo Forestry Co., Ltd.	1,056,138
42,300	SUZUKEN CO., LTD.	1,322,680
15,600	Takeda Pharmaceutical Company Limited	1,008,536
8,700	Takefuji Corporation	292,532
107,000	Tanabe Seiyaku Co., Ltd.	1,275,744
46,700	The Tokyo Electric Power Company, Incorporated	1,501,986
87,900	Toshiba Corporation	767,452
22,000	Toyo Suisan Kaisha Ltd.	396,670
2,100	Toyota Boshoku Corporation	53,214
25,100	Toyota Motor Corporation, ADR (a)	3,159,588
18,400	Yamaha Corporation, ADR	377,082

		52,228,757

Netherlands — 5.2%
124,492	AEGON, NYR	2,446,268
5,400	ArcelorMittal	340,216
13,100	Nutreco Holding N.V.	960,089
13,900	Óce N.V.	271,659
64,700	Royal Dutch Shell plc, Class A, ADR	5,253,640
13,360	Royal Dutch Shell plc, Class B	1,113,556
67,800	Unilever N.V., NYR	2,103,156
7,600	Univar N.V.	403,220

		12,891,804

Norway — 1.7%
47,600	Cermaq ASA	831,413
102,000	TANDBERG ASA	2,296,187
45,438	Telenor ASA	891,893
5,100	Telenor ASA, ADR (a)	300,007

		4,319,500

Singapore — 1.8%
577,600	Neptune Orient Lines Limited	1,999,856
389,536	SembCorp Industries Ltd.	1,450,502
235,400	Singapore Petroleum Company Limited	884,240

		4,334,598

See Notes to Financial Statements.

5

Munder International Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares

		Value

COMMON STOCKS (Continued)
Spain — 2.9%
41,200	ACERINOX S.A.	$1,011,525
18,300	ACS, Actividades de Construccion y Servicos, S.A.	1,172,027
151,110	Banco Santander Central Hispano, S.A., ADR	2,777,402
16,300	Endesa, S.A., ADR (a)	860,966
7,900	IBERDROLA, S.A.	444,049
26,100	Repsol YPF, S.A.	1,033,257

		7,299,226

Sweden — 3.4%
124,500	Aktiebolaget Volvo, ADR (a)	2,476,305
98,000	Nordea Bank AB	1,540,385
32,775	Skanska AB, B Shares	706,853
75,000	SSAB Svenskt Stal AB	3,097,950
12,200	Telefonaktiebolaget LM Ericsson, ADR	486,658

		8,308,151

Switzerland — 5.6%
5,700	Adecco S.A.	443,074
880	Banque Cantonale Vaudoise	453,868
45,700	Compagnie Financiere Richemont SA	2,749,857
38,550	Credit Suisse Group, ADR	2,735,508
1,705	Nestle S.A.	650,454
23,200	Nestle S.A., ADR	2,220,820
7,361	Novartis AG	415,808
26,832	Novartis AG, ADR	1,504,470
2,068	Swiss Life Holding	548,532
8,400	Swiss Reinsurance Company	769,513
45,500	Zurich Financial Services, ADR	1,402,538

		13,894,442

United Kingdom — 19.8%
52,600	Anglo American plc, ADR (a)	1,543,284
13,500	Antofagasta plc	166,451
39,400	AstraZeneca PLC, ADR (a)	2,107,112
30,700	Atkins WS plc	630,050
53,100	Aviva plc	792,795
15,600	Barclays PLC, ADR (a)	870,324
179,000	Bodycote International plc	983,096
95,376	BP p.l.c.	1,154,893
53,400	BP p.l.c., ADR (a)	3,852,276

See Notes to Financial Statements.

6

Shares

		Value

United Kingdom (Continued)
224,800	Brit Insurance Holdings PLC	$1,554,017
19,200	British American Tobacco p.l.c. (c)	654,673
10,391	British American Tobacco p.l.c. (c)	718,434
255,600	British Energy Group plc	2,776,794
56,700	Britvic PLC	440,920
13,500	Charter plc †	299,558
11,208	Diageo plc, ADR	933,738
366,300	DS Smith Plc	1,706,516
207,800	DSG International plc	662,229
342,900	EMI Group plc	1,845,388
26,850	George Wimpey Plc	271,205
147,000	GKN plc, ADR	1,183,350
31,943	GlaxoSmithKline plc (c)	837,089
28,336	GlaxoSmithKline plc (a),(c)	1,483,956
78,500	HBOS plc, ADR (a)	1,548,413
47,500	Hiscox Ltd.	272,085
59,800	HSBC Holdings plc, ADR (a)	5,487,846
11,300	Imperial Tobacco Group PLC, ADR (a)	1,042,199
13,400	Lloyds TSB Group plc, ADR (a)	599,248
61,400	Old Mutual plc	208,249
9,100	Persimmon plc	211,610
77,400	Resolution plc	972,973
14,000	Rexam PLC, ADR (a)	700,463
272,600	Royal & Sun Alliance Insurance Group plc	796,479
19,638	Standard Chartered PLC	642,792
14,200	The Go-Ahead Group plc	747,094
194,700	The Royal Bank of Scotland Group plc	2,474,886
70,300	Unilever PLC, ADR (a)	2,267,878
82,994	Vodafone Group Plc, ADR (a)	2,791,088
108,900	WH Smith PLC †	873,089

		49,104,540

TOTAL COMMON STOCKS
(Cost $177,283,827)		243,848,248

INVESTMENT COMPANY SECURITIES — 3.0%
Multi-Country — 1.0%
29,500	iShares MSCI EAFE Index Fund (a)	2,383,305

See Notes to Financial Statements.

7

Munder International Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares

		Value

INVESTMENT COMPANY SECURITIES (Continued)
United States — 2.0%
5,006,967	Institutional Money Market Fund (d)	$5,006,967

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $7,290,230)		7,390,272

RIGHT — 0.0% #
(Cost $0)
Thailand — 0.0% #
205,263	True Corporation Public Company Ltd., expires 03/01/2008, (exercise price: THB 11.85) †,(b)	1,560

COLLATERAL FOR SECURITIES ON LOAN — 14.4%
(Cost $35,747,267)
35,747,267	State Street Navigator Securities Trust — Prime Portfolio (e)	35,747,267

TOTAL INVESTMENTS
(Cost $220,321,324)	115.9%	286,987,347
OTHER ASSETS AND LIABILITIES (Net)	(15.9)	(39,361,973)

NET ASSETS	100.0%	$247,625,374

#	Amount represents less than 0.05% of the net assets.

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of June 30, 2007 (see Notes to Financial Statements, Note 2). At June 30, 2007, these securities represent $1,560, less than 0.05% of net assets.

(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(d)	Affiliated company security (see Notes to Financial Statements, Note 3).

(e)	At June 30, 2007, the market value of the securities on loan is $37,465,135.

ABBREVIATIONS:
ADR — American Depositary Receipt
GRS — Global Registered Shares
NYR — New York Registered Shares
THB — Thailand Baht

See Notes to Financial Statements.

8

At June 30, 2007, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Insurance	11.8%	$29,269,533
Commercial Banks	11.6	28,794,765
Oil, Gas & Consumable Fuels	8.4	20,869,717
Electric Utilities	4.7	11,568,653
Metals & Mining	4.6	11,336,867
Pharmaceuticals	4.5	11,243,531
Automobiles	4.2	10,293,504
Food Products	4.1	10,211,820
Diversified Telecommunication Services	3.7	9,160,973
Wireless Telecommunication Services	2.5	6,263,104
Construction & Engineering	2.3	5,576,530
Communications Equipment	2.3	5,558,752
Machinery	2.2	5,456,654
Office Electronics	2.0	4,840,778
Capital Markets	2.0	4,839,781
Trading Companies & Distributors	1.9	4,775,053
Textiles, Apparel & Luxury Goods	1.9	4,589,772
Chemicals	1.8	4,564,008
Health Care Providers & Services	1.8	4,471,891
Airlines	1.8	4,453,667
Food & Staples Retailing	1.5	3,774,265
Media	1.3	3,201,509
Household Durables	1.2	3,073,280
Containers & Packaging	1.2	2,999,548
Marine	1.1	2,820,592
Diversified Financial Services	1.1	2,601,208
Tobacco	1.0	2,415,306
Auto Components	0.9	2,273,713
Beverages	0.8	1,979,970
Paper & Forest Products	0.8	1,969,029
Distributors	0.8	1,917,279
Electrical Equipment	0.7	1,757,025
Information Technology Services	0.7	1,679,165
Specialty Retail	0.6	1,535,318
Industrial Conglomerates	0.6	1,450,502
Consumer Finance	0.6	1,391,025
Health Care Equipment & Supplies	0.5	1,340,474
Computers & Peripherals	0.5	1,291,050

See Notes to Financial Statements.

9

Munder International Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

	% of
	Net Assets	Value

Electronic Equipment & Instruments	0.5%	$1,110,775
Commercial Services & Supplies	0.4	1,073,124
Real Estate Management & Development	0.4	1,064,123
Multi-Industry	0.4	997,368
Road & Rail	0.3	747,094
Transportation Infrastructure	0.2	582,269
Leisure Equipment & Products	0.2	377,082
Software	0.1	286,802

TOTAL COMMON STOCKS	98.5	243,848,248
INVESTMENT COMPANY SECURITIES	3.0	7,390,272
RIGHT	0.0 #	1,560
COLLATERAL FOR SECURITIES ON LOAN	14.4	35,747,267

TOTAL INVESTMENTS	115.9	286,987,347
OTHER ASSETS & LIABILITIES (Net)	(15.9)	(39,361,973)

NET ASSETS	100.0%	$247,625,374

#	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

10

[This Page Intentionally Left Blank]

11

Munder International Equity Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $215,314,357)	$281,980,380
Securities of affiliated company (cost — $5,006,967)	5,006,967

Total Investments	286,987,347
Foreign currency, at value	136,458
Cash	1,873
Dividends receivable	855,843
Receivable for investment securities sold	12,450,410
Receivable for Fund shares sold	287,486
Prepaid expenses and other assets	54,079

Total Assets	300,773,496

LIABILITIES:
Payable for investment securities purchased	17,001,509
Payable for Fund shares redeemed	123,078
Payable upon return of securities loaned	35,747,267
Trustees’ fees and expenses payable	73,437
Custody fees payable	36,092
Transfer agency/ record keeping fees payable	33,837
Administration fees payable	27,869
Distribution and shareholder servicing fees payable — Class A, B and C Shares	14,644
Shareholder servicing fees payable — Class K Shares	13,396
Investment advisory fees payable	10,099
Accrued foreign capital gains taxes payable	7
Accrued expenses and other payables	66,887

Total Liabilities	53,148,122

NET ASSETS	$247,625,374

Investments, at cost	$220,321,324

Foreign currency, at cost	$136,446

*	Including $37,465,135 of securities loaned.

See Notes to Financial Statements.

12

NET ASSETS consist of:
Undistributed net investment income	$4,146,102
Accumulated net realized gain on investments sold	2,909,795
Net unrealized appreciation of investments	66,678,081
Paid-in capital	173,891,396

$247,625,374

NET ASSETS:
Class A Shares	$23,552,839

Class B Shares	$5,467,521

Class C Shares	$7,093,487

Class K Shares	$65,175,409

Class Y Shares	$146,336,118

SHARES OUTSTANDING:
Class A Shares	1,067,927

Class B Shares	257,534

Class C Shares	330,656

Class K Shares	2,955,718

Class Y Shares	6,567,421

CLASS A SHARES:
Net asset value and redemption price per share	$22.05

Maximum sales charge	5.50%
Maximum offering price per share	$23.33

CLASS B SHARES:
Net asset value and offering price per share*	$21.23

CLASS C SHARES:
Net asset value and offering price per share*	$21.45

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$22.05

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$22.28

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

13

Munder International Equity Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$27,097
Dividends on securities of unaffiliated companies(a)	7,452,685
Dividends on securities of affiliated company	47,214
Securities lending, net of borrower rebates	147,392

Total Investment Income	7,674,388

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	45,179
Class B Shares	42,999
Class C Shares	49,818
Shareholder servicing fees:
Class K Shares	146,714
Investment advisory fees	1,605,176
Administration fees	310,466
Custody fees	274,203
Transfer agency/record keeping fees	163,553
Legal and audit fees	59,651
Registration and filing fees	53,137
Trustees’ fees and expenses	44,789
Other	41,380

Total Expenses	2,837,065

NET INVESTMENT INCOME	4,837,323

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	25,063,969
Foreign currency-related transactions	(99,325)
Net change in unrealized appreciation/(depreciation) of:
Securities(b)	24,190,026
Foreign currency-related transactions	13,112

Net realized and unrealized gain on investments	49,167,782

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,005,105

(a)	Net of foreign withholding taxes of $709,312.

(b)	Net of foreign capital gains taxes of $708.

See Notes to Financial Statements.

14

Munder International Equity Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Net investment income	$4,837,323	$2,607,560
Net realized gain from security and foreign currency-related transactions	24,964,644	13,927,444
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	24,203,138	21,370,707

Net increase in net assets resulting from operations	54,005,105	37,905,711
Dividends to shareholders from net investment income:
Class A Shares	(226,411)	(98,038)
Class B Shares	(23,075)	(15,473)
Class C Shares	(28,128)	(9,546)
Class K Shares	(753,993)	(421,725)
Class Y Shares	(1,940,782)	(1,040,040)
Distributions to shareholders from net realized gains:
Class A Shares	(569,198)	—
Class B Shares	(140,084)	—
Class C Shares	(154,710)	—
Class K Shares	(1,822,155)	—
Class Y Shares	(4,000,701)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	4,800,104	775,774
Class B Shares	1,274,668	(2,391,926)
Class C Shares	2,343,041	(138,485)
Class K Shares	2,711,904	378,809
Class Y Shares	17,967,783	2,284,685
Short-term trading fees	2,020	3,519
Voluntary contribution from Advisor	—	514,465

Net increase in net assets	73,445,388	37,747,730
NET ASSETS:
Beginning of year	174,179,986	136,432,256

End of year	$247,625,374	$174,179,986

Undistributed net investment income	$4,146,102	$2,277,263

See Notes to Financial Statements.

15

Munder International Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Amount
Class A Shares:
Sold*	$9,167,832	$6,089,165
Issued as reinvestment of dividends and distributions	593,326	73,808
Redeemed	(4,961,054)	(5,387,199)

Net increase	$4,800,104	$775,774

Class B Shares:
Sold	$2,733,798	$1,066,208
Issued as reinvestment of dividends and distributions	100,998	11,134
Redeemed*	(1,560,128)	(3,469,268)

Net increase/(decrease)	$1,274,668	$(2,391,926)

Class C Shares:
Sold	$3,070,420	$816,410
Issued as reinvestment of dividends and distributions	103,010	4,897
Redeemed	(830,389)	(959,792)

Net increase/(decrease)	$2,343,041	$(138,485)

Class K Shares:
Sold	$12,233,252	$6,833,618
Issued as reinvestment of dividends and distributions	134,304	13,439
Redeemed	(9,655,652)	(6,468,248)

Net increase	$2,711,904	$378,809

Class Y Shares:
Sold	$23,742,849	$10,244,727
Issued as reinvestment of dividends and distributions	5,080,514	74,358
Redeemed	(10,855,580)	(8,034,400)

Net increase	$17,967,783	$2,284,685

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

16

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Shares
Class A Shares:
Sold*	448,400	358,746
Issued as reinvestment of dividends and distributions	30,449	4,746
Redeemed	(247,637)	(343,038)

Net increase	231,212	20,454

Class B Shares:
Sold	142,896	65,324
Issued as reinvestment of dividends and distributions	5,321	743
Redeemed*	(82,843)	(217,482)

Net increase/(decrease)	65,374	(151,415)

Class C Shares:
Sold	153,839	49,118
Issued as reinvestment of dividends and distributions	5,376	324
Redeemed	(42,729)	(63,433)

Net increase/(decrease)	116,486	(13,991)

Class K Shares:
Sold	621,254	408,842
Issued as reinvestment of dividends and distributions	6,879	864
Redeemed	(473,828)	(392,038)

Net increase	154,305	17,668

Class Y Shares:
Sold	1,234,017	596,918
Issued as reinvestment of dividends and distributions	258,054	4,731
Redeemed	(532,494)	(472,522)

Net increase	959,577	129,127

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

17

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$17.97	$14.09		$12.64	$10.04	$10.52

Income/(loss) from investment operations:
Net investment income	0.43	0.28		0.19	0.09	0.11
Net realized and unrealized gain/(loss) on investments	4.55	3.70		1.32	2.74	(0.49)

Total from investment operations	4.98	3.98		1.51	2.83	(0.38)

Less distributions:
Dividends from net investment income	(0.26)	(0.15)		(0.06)	(0.23)	(0.10)
Distributions from net realized gains	(0.64)	—		—	—	—

Total distributions	(0.90)	(0.15)		(0.06)	(0.23)	(0.10)

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.05		—	—	—

Net asset value, end of period	$22.05	$17.97		$14.09	$12.64	$10.04

Total return(d)	28.48%	28.77	%(e)	11.93%	28.09%	(3.38)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$23,553	$15,034		$11,497	$6,031	$3,849
Ratio of operating expenses to average net assets	1.44%	1.53%		1.65%	1.83%	1.56%
Ratio of net investment income to average net assets	2.14%	1.70%		1.37%	0.77%	1.17%
Portfolio turnover rate	51%	43%		54%	37%	31%
Ratio of operating expenses to average net assets without expense waivers	1.44%	1.53%		1.65%	1.84%	1.56%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on November 30, 1992 and March 9, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 28.41% for Class A Shares and 27.50% for Class B Shares.

See Notes to Financial Statements.

18

B Shares

Year	Year		Year	Year	Year
Ended	Ended		Ended	Ended	Ended
6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$17.32	$13.59		$12.24	$9.73	$10.21

0.30	0.07		0.11	0.02	0.04
4.37	3.66		1.24	2.62	(0.47)

4.67	3.73		1.35	2.64	(0.43)

(0.12)	(0.05)		—	(0.13)	(0.05)
(0.64)	—		—	—	—

(0.76)	(0.05)		—	(0.13)	(0.05)

0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

—	0.05		—	—	—

$21.23	$17.32		$13.59	$12.24	$9.73

27.50%	27.87	%(e)	11.03%	27.20%	(4.17)%

$5,468	$3,328		$4,670	$1,885	$812
2.19%	2.29%		2.40%	2.58%	2.31%
1.53%	0.46%		0.85%	(0.20)%	0.42%
51%	43%		54%	37%	31%
2.19%	2.29%		2.40%	2.59%	2.31%

See Notes to Financial Statements.

19

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year		Year	Year		Year
	Ended	Ended		Ended	Ended		Ended
	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)		6/30/03(b)

Net asset value, beginning of period	$17.49	$13.73		$12.36	$9.82		$10.31

Income/(loss) from investment operations:
Net investment income/(loss)	0.30	0.14		0.08	(0.00	)(c)	0.04
Net realized and unrealized gain/(loss) on investments	4.42	3.62		1.29	2.67		(0.48)

Total from investment operations	4.72	3.76		1.37	2.67		(0.44)

Less distributions:
Dividends from net investment income	(0.12)	(0.05)		—	(0.13)		(0.05)
Distributions from net realized gains	(0.64)	—		—	—		—

Total distributions	(0.76)	(0.05)		—	(0.13)		(0.05)

Short-term trading fees	0.00(c )	0.00(c	)	0.00(c )	0.00(c	)	—

Voluntary contribution from Advisor	—	0.05		—	—		—

Net asset value, end of period	$21.45	$17.49		$13.73	$12.36		$9.82

Total return(d)	27.52%	27.80	%(e)	11.08%	27.26%		(4.23)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,093	$3,746		$3,132	$1,724		$1,270
Ratio of operating expenses to average net assets	2.19%	2.28%		2.40%	2.58%		2.31%
Ratio of net investment income/(loss) to average net assets	1.55%	0.84%		0.59%	(0.00)%		0.42%
Portfolio turnover rate	51%	43%		54%	37%		31%
Ratio of operating expenses to average net assets without expense waivers	2.19%	2.28%		2.40%	2.59%		2.31%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on September 29, 1995 and November 23, 1992, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 27.44% for Class C Shares and 28.43% for Class K Shares.

See Notes to Financial Statements.

20

K Shares

Year	Year		Year	Year	Year
Ended	Ended		Ended	Ended	Ended
6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$17.96	$14.08		$12.64	$10.05	$10.53

0.42	0.25		0.17	0.06	0.11
4.57	3.73		1.33	2.76	(0.49)

4.99	3.98		1.50	2.82	(0.38)

(0.26)	(0.15)		(0.06)	(0.23)	(0.10)
(0.64)	—		—	—	—

(0.90)	(0.15)		(0.06)	(0.23)	(0.10)

0.00(c )	0.00(c	)	0.00(c )	0.00(c )	—

—	0.05		—	—	—

$22.05	$17.96		$14.08	$12.64	$10.05

28.50%	28.79	%(e)	11.85%	28.09%	(3.48)%

$65,175	$50,324		$39,206	$19,980	$22,581
1.44%	1.53%		1.65%	1.83%	1.56%
2.11%	1.54%		1.25%	0.53%	1.17%
51%	43%		54%	37%	31%
1.44%	1.53%		1.65%	1.84%	1.56%

See Notes to Financial Statements.

21

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$18.14	$14.22		$12.76	$10.14	$10.62

Income/(loss) from investment operations:
Net investment income	0.48	0.30		0.24	0.11	0.13
Net realized and unrealized gain/(loss) on investments	4.61	3.76		1.31	2.77	(0.49)

Total from investment operations	5.09	4.06		1.55	2.88	(0.36)

Less distributions:
Dividends from net investment income	(0.31)	(0.19)		(0.09)	(0.26)	(0.12)
Distributions from net realized gains	(0.64)	—		—	—	—

Total distributions	(0.95)	(0.19)		(0.09)	(0.26)	(0.12)

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.05		—	—	—

Net asset value, end of period	$22.28	$18.14		$14.22	$12.76	$10.14

Total return(d)	28.81%	29.11	%(e)	12.09%	28.56%	(3.26)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$146,336	$101,748		$77,927	$34,887	$27,185
Ratio of operating expenses to average net assets	1.19%	1.28%		1.40%	1.58%	1.31%
Ratio of net investment income to average net assets	2.39%	1.81%		1.74%	0.95%	1.42%
Portfolio turnover rate	51%	43%		54%	37%	31%
Ratio of operating expenses to average net assets without expense waivers	1.19%	1.28%		1.40%	1.59%	1.32%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 28.75% for Class Y Shares.

See Notes to Financial Statements.

22

Munder International Equity Fund

Notes to Financial Statements, June 30, 2007

1. Organization

    As of June 30, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder International Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of June 30, 2007, Class B shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

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Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. The value of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to

24

Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral

25

Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

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Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”), is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

27

Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

    For the year ended June 30, 2007, the Advisor earned $310,466 before payment of sub-administration fees and $205,770 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.1449% for administrative services.

    Beginning November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the year ended June 30, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $1,843 in advisory fees before waivers and expense reimbursements ($54 after waivers and reimbursements) and $782 in administrative fees.

    The Advisor made a voluntary capital contribution to the Fund during the year ended June 30, 2006 of $514,465 after completing a review of certain shareholder trading activities and the application of the Fund’s redemption fee policy in prior years.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). In addition, as of June 30, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $17,985 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2007.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit

28

Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the year ended June 30, 2007, no officer, director or employee of the Advisor, Comerica or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2007, the Fund paid $641 to Comerica Securities and $146,541 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

29

Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $137,989,514 and $109,107,780, respectively, for the year ended June 30, 2007.

    At June 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $68,624,443, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $2,068,695 and net appreciation for Federal income tax purposes was $66,555,748. At June 30, 2007, aggregate cost for Federal income tax purposes was $220,431,599.

6. Investment Concentration

    The Fund primarily invests in foreign securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

7. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the year ended June 30, 2007, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2007, total commitment fees for the Fund were $1,990.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

30

Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2007, permanent differences resulting primarily form foreign currency gains and losses and passive foreign investment company gains and losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$3,905	$(3,905)

    The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2007 and June 30, 2006 were as follows:

		Long-term
	Ordinary	Capital
	Income	Gains	Total

June 30, 2007	$2,972,389	$6,686,848	$9,659,237
June 30, 2006	1,584,822	—	1,584,822

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Capital
Ordinary	Capital	Loss	Unrealized
Income	Gains	Carryover	Appreciation	Total

$4,477,399	$14,784,571	$(12,062,859)	$66,567,806	$73,766,917

    The differences between book and tax distributable earnings are primarily due to wash sales, passive foreign investment company unreversed inclusions and deferred trustees’ fees.

    As determined at June 30, 2007, the Fund had available for Federal income tax purposes $12,062,859 of unused capital losses of which $2,192,755, $6,307,283 and $3,562,821 expire in 2009, 2010 and 2011, respectively. Some of the losses were inherited in the February 4, 2005 merger with the

31

Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

Munder International Growth and the Munder Emerging Markets Funds. The losses obtained in these mergers may be subject to limitations.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2007 in the amount of $3,205,895.

10. Tax Information (Unaudited)

    Of the distributions paid by the Fund, 0.03% will qualify for the dividend received deduction available to corporate shareholders.

    For the fiscal year ended June 30, 2007, the Fund designates approximately $6,296,968 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

    The Fund designated $440,191 as foreign taxes paid and $8,120,374 as foreign source income for regular Federal income tax purposes.

    For the year ended June 30, 2007, the amount of long-term capital gain distributions designated by the Fund was $6,686,848.

11. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30.

32

Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

33

Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of the Advisory Agreement.

34

Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. (“Morningstar”).

    The Board considered the one-, three- and five-year total return on a net basis of the Fund’s Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. The Board also considered the Fund’s one-, three-, five- and ten-year total return as compared to the performance of other funds in the same Morningstar category as the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the performance of the benchmark for the one-, three-, five- and ten-year and since inception periods, (1) the Fund’s average annual total returns for Class Y Shares on a net basis exceeded the performance of the benchmark for the one- and ten-year and since inception periods, but trailed the performance of the benchmark for the three-and five-year periods, (3) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the median performance of the Fund’s Lipper peer group for the one-, three-, five-and ten-year periods, and (4) the Fund had favorable Lipper rankings and Morningstar ratings and was classified as a “Lipper Leader.”

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all

35

Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the

36

Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

37

Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

15.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

38

Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business- University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

39

Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

40

Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

41

Munder International Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

42

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder International Equity Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder International Equity Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder International Equity Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

43

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNINTLEQ607

ANNUAL REPORT
June 30, 2007
Munder Internet Fund
Class A, B, C, K, R & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
x	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements
42	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com

    The Fund concentrates its investments in technology and Internet-related securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Investments by the Fund in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments by industry. A complete list of holdings as of June 30, 2007 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 INDUSTRY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns

ii

do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Mark Lebovitz, Kenneth Smith and Jonathan Woodley

    The Fund earned a return of 21.64% for the year ended June 30, 2007, compared to the 28.86% return for the Inter@ctive Week Internet Index, the 32.62% return for the Morgan Stanley Internet Index and the 20.94% median return for the Lipper universe of science and technology funds.

    The Fund had strong absolute returns for the year ended June 30, 2007, benefiting from a positive market for technology investors in general, but lagged the Morgan Stanley Internet Index. In terms of industry weights compared to the Morgan Stanley Internet Index, the positive impact of an underweight in commercial services & supplies within the industrials sector and an overweight in computers & peripherals within the information technology sector was offset by the negative effect of an underweight in the Fund’s software and communications equipment industries within the information technology sector. In addition, strong stock selection in the Fund’s commercial services & supplies, software, computers & peripherals, and Internet software & services holdings was countered by weakness in the Fund’s positions in the Internet & catalog retail and communications equipment industries.

    Within the industrials sector, an underweight in 51job, Inc. (0.5% of the Fund) was primarily responsible for the relative strength of the Fund’s commercial services & supplies industry.

    In the information technology sector, an overweight in Shanda Interactive Entertainment Limited (1.2% of the Fund) and the lack of a position in NAVTEQ Corporation were responsible for the strong performance of the software industry, offsetting the negative impact of an overweight in salesforce.com, inc. (eliminated from the Fund in January). In addition, an overweight in Apple Inc. (3.4% of the Fund) boosted relative returns in the computers & peripherals industry, more than offsetting the negative effect of an underweight in EMC Corporation (0.6% of the Fund). In the Internet software & services industry, an overweight in ValueClick, Inc. (0.9% of the Fund), underweights in TOM Online Inc. (0.8% of the Fund) and NetEase.com, Inc. (0.9% of the Fund) and the lack of positions in EarthLink, Inc. and WebMD Health Corp. contributed positively to the Fund’s relative performance for the year. These positive factors more than offset the negative impact of underweights in aQuantive, Inc. (4.1% of the Fund) and Baidu.com, Inc. (1.1% of the Fund) and an overweight in Yahoo! Inc. (3.1% of the Fund).

    Stock selection in the Internet & catalog retail industry had the largest negative impact on the Fund’s relative performance for the year ended June 30, 2007. An overweight in Stamps.com Inc. (eliminated from the Fund in April) was the largest detractor from the performance of the segment, followed by an underweight in Amazon.com, Inc. (eliminated from the Fund in March) and an overweight in Netflix, Inc. (1.1% of the Fund). The negative impact of these holdings more than offset the significant positive impact on Fund performance of an overweight in priceline.com Incorporated (3.0% of

iii

the Fund). The lack of a position in Juniper Networks, Inc. was largely responsible for the relative weakness in the communications equipment segment of the Fund.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Inter@ctive Week Internet Index is a modified market capitalization-weighted index designed to measure a cross section of companies involved in providing Internet infrastructure and access, developing and marketing Internet content and software, and conducting business over the Internet. The Morgan Stanley Internet Index is an equal dollar-weighted index made up of leading companies drawn from nine Internet subsectors that are driving the growth of Internet usage. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of shares of the Fund, Class A Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Internet Fund

CLASS A SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

vi

	GROWTH OF A $10,000 INVESTMENT THROUGH 6/30/07(1)

						Inter@ctive
						Week/	Lipper
					Inter@ctive	Morgan	Science &
				S&P	Week	Stanley	Technology
Class and	With		Without	500®	Internet	Internet	Funds
Inception Date	Load		Load	Index*	Index*	Index*	Median**

CLASS A 8/19/96	N/A	+	$21,706	$19,909	$28,470	$25,553	$17,247

CLASS B 6/1/98	N/A		$13,105	$15,910	$21,375	$19,185	$15,223

CLASS C 11/3/98	N/A		$11,760	$15,701	$16,982	$15,242	$14,648

CLASS K 4/30/02	N/A		$18,795	$15,328	$22,603	$20,420	$13,909

CLASS R 7/29/04	N/A		$14,728	$14,401	$15,675	$16,689	$14,216

CLASS Y 6/1/98	N/A		$14,363	$15,910	$21,375	$19,185	$15,223

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

+	Class A shares of the Fund were not subject to any sales charges until June 1998.

*	The Standard & Poor’s 500 Composite Stock Price Index (S&P 500® Index) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Inter@ctive Week Internet Index is a modified market capitalization-weighted index designed to measure a cross section of companies involved in providing Internet infrastructure and access, developing and marketing Internet content and software, and conducting business over the Internet. The Morgan Stanley Internet Index is an equal dollar-weighted index made up of leading companies drawn from nine Internet sub-sectors that are driving the growth of Internet usage. This index was created on January 1, 1999. Performance for earlier periods is that of the Inter@ctive Week Internet Index. Index comparative returns for Class A, Class B, Class C, Class K, Class R, and Class Y Shares of the Fund are as of 7/1/97, 6/1/98, 11/1/98, 5/1/02, 8/1/04, and 6/1/98, respectively.

**	The Lipper Science and Technology Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, Class R, and Class Y Shares of the Fund are as of 7/1/97, 6/1/98, 11/1/98, 5/1/02, 8/1/04, and 6/1/98, respectively.

vii

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

	One		One	Five		Five	Ten		Ten	Since		Since
Class and	Year		Year	Years		Years	Years		Years	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load	w/load		w/out load	w/load		w/out load

CLASS A 8/19/96	14.75%	#	21.41%	15.73%	#	17.05%	N/A	+	8.06%	N/A	+	10.11%
CLASS B 6/1/98	15.47%	†	20.47%	15.96%	†	16.18%	N/A		N/A	N/A		3.02%
CLASS C 11/3/98	19.46%	†	20.46%	N/A		16.17%	N/A		N/A	N/A		1.89%
CLASS K 4/30/02	N/A		21.24%	N/A		17.03%	N/A		N/A	N/A		12.98%
CLASS R 7/29/04	N/A		21.04%	N/A		N/A	N/A		N/A	N/A		14.16%
CLASS Y 6/1/98	N/A		21.64%	N/A		17.34%	N/A		N/A	N/A		4.07%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

As identified in the current Fund prospectus, the gross expense ratios for Class A, Class B, Class C, Class K, Class R and Class Y Shares for the fiscal year ended 6/30/06 were 2.18%, 2.95%, 2.94%, 2.20%, 2.42% and 1.93%, respectively. Expenses for the fiscal year ended 6/30/07 are included in this Annual Report in the Financial Highlights. Munder Capital Management limited certain expenses of the Fund’s Class A, Class B and Class C Shares during the 1996 and 1998 calendar years and the Fund’s Class Y Shares during the 1998 calendar year. Munder Capital also made a voluntary capital contribution to the Fund during the 2005 calendar year. In addition, the Fund’s transfer agent limited certain expenses of the Fund’s Class A, Class B, Class C, Class K, Class R and Class Y Shares during the 2002-2004 calendar years. Total returns would have been lower if Munder Capital had not limited expenses or made a capital contribution and the Fund’s transfer agent had not limited expenses during those periods.

#	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

+	Class A shares of the Fund were not subject to any sales charges until June 1998.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

viii

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ix

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

x

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$1,129.20	$12.14	2.30%
Class B	$1,000.00	$1,124.90	$16.07	3.05%
Class C	$1,000.00	$1,124.80	$16.07	3.05%
Class K	$1,000.00	$1,128.30	$12.03	2.28%
Class R	$1,000.00	$1,127.10	$13.45	2.55%
Class Y	$1,000.00	$1,130.50	$10.78	2.04%

Hypothetical
Class A	$1,000.00	$1,013.39	$11.48	2.30%
Class B	$1,000.00	$1,009.67	$15.20	3.05%
Class C	$1,000.00	$1,009.67	$15.20	3.05%
Class K	$1,000.00	$1,013.49	$11.38	2.28%
Class R	$1,000.00	$1,012.15	$12.72	2.55%
Class Y	$1,000.00	$1,014.68	$10.19	2.04%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

xi

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xii

Munder Internet Fund

Portfolio of Investments, June 30, 2007

Shares		Value

COMMON STOCKS — 98.1%
Consumer Discretionary — 15.3%
Internet & Catalog Retail — 14.7%
62,000	DoveBid, Inc. †,(b),(c),(d)	$0
1,462,000	drugstore.com, inc. †,(a)	3,932,780
422,000	Expedia, Inc. †,(a)	12,360,380
150,000	FTD Group, Inc. (a)	2,761,500
171,000	Gmarket Inc., ADR †	3,322,530
120,000	GSI Commerce, Inc. †,(a)	2,725,200
270,000	IAC/ InterActiveCorp †,(a)	9,344,700
304,082	Netflix, Inc. †,(a)	5,896,150
1,113,200	PetMed Express, Inc. †,(a)	14,293,488
223,916	priceline.com Incorporated †,(a)	15,391,986
108,000	Submarino SA	4,495,801
151,400	US Auto Parts Network, Inc. †,(a)	1,432,244

		75,956,759

Media — 0.6%
250,000	Digital Music Group, Inc. †	1,010,000
115,000	Time Warner Inc. (a)	2,419,600

		3,429,600

Total Consumer Discretionary		79,386,359

Financials — 6.2%
Capital Markets — 3.7%
377,000	E*TRADE Financial Corporation †,(a)	8,327,930
103,000	optionsXpress Holdings Inc. (a)	2,642,980
392,800	TD AMERITRADE Holding Corporation †,(a)	7,856,000

		18,826,910

Real Estate Management & Development — 2.5%
2,923,378	Move, Inc. †,(a)	13,096,733

Total Financials		31,923,643

Industrials — 3.5%
Commercial Services & Supplies — 3.5%
145,000	51job, Inc., ADR †,(a)	2,756,450
415,184	Intermap Technologies Corp. †	2,358,004
318,000	Monster Worldwide, Inc. †,(a)	13,069,800

Total Industrials		18,184,254

See Notes to Financial Statements.

1

Munder Internet Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology — 73.1%
Communications Equipment — 1.6%
201,300	Cisco Systems, Inc. †,(a)	$5,606,205
108,000	Corning Incorporated †	2,759,400

		8,365,605

Computers & Peripherals — 7.1%
143,500	Apple Inc. †,(a)	17,512,740
100,000	Dell Inc. †	2,855,000
175,000	EMC Corporation †,(a)	3,167,500
145,000	Hewlett-Packard Company (a)	6,469,900
38,000	International Business Machines Corporation (a)	3,999,500
50,000	Lexmark International, Inc., Class A †,(a)	2,465,500

		36,470,140

Electronic Equipment & Instruments — 0.5%
140,000	Gerber Scientific, Inc. †,(a)	1,626,800
108,400	Wireless Ronin Technologies, Inc. †,(a)	867,200

		2,494,000

Internet Software & Services — 46.4%
453,815	24/7 Real Media, Inc. †,(a)	5,323,250
332,000	aQuantive, Inc. †,(a)	21,181,600
34,400	Baidu.com, Inc., ADR †,(a)	5,778,512
208,619	Bankrate, Inc. †,(a)	9,997,023
3,098,335	CMGI, Inc. †,(a)	6,041,753
1,521,127	CNET Networks, Inc. †,(a)	12,458,030
505,981	Digital River, Inc. †,(a)	22,895,640
636,001	eBay Inc. †	20,466,512
50,718	Google Inc., Class A †	26,544,787
159,000	j2 Global Communications, Inc. †,(a)	5,549,100
168,700	LivePerson, Inc. †,(a)	902,545
190,000	LoopNet, Inc. †,(a)	4,432,700
271,000	NetEase.com, Inc., ADR †,(a)	4,612,420
10,000	NHN Corporation †	1,823,889
302,000	Rediff.com India Limited, ADR †,(a)	5,411,840
570,000	ROO Group, Inc. †,(a)	1,236,900
310,000	Sify Limited, ADR †,(a)	2,734,200
306,000	SINA Corporation †,(a)	12,809,160
446,000	Sohu.com Inc. †,(a)	14,267,540
125,000	Spark Networks PLC, ADR †,(a)	680,000

See Notes to Financial Statements.

2

Shares		Value

Information Technology (Continued)
Internet Software & Services (Continued)
984,000	Tencent Holdings Ltd.	$3,957,796
1,163,855	TheStreet.com, Inc. (a)	12,662,743
296,500	TOM Online Inc., ADR †	4,254,775
100,000	Travelzoo, Inc. †,(a)	2,659,000
456,000	Universo Online SA †	2,718,507
164,729	ValueClick, Inc. †,(a)	4,852,916
110,000	VistaPrint Limited †,(a)	4,207,500
305,000	Website Pros, Inc. †,(a)	2,873,100
593,580	Yahoo! Inc. †	16,103,826
1,250,000	YP Corp. †	937,500

		240,375,064

Semiconductors & Semiconductor Equipment — 4.4%
80,000	Broadcom Corporation, Class A †	2,340,000
237,069	GSI Technology, Inc. †,(a)	1,135,560
290,000	Intel Corporation	6,890,400
415,000	Micron Technology, Inc. †,(a)	5,199,950
188,000	Silicon Motion Technology Corporation, ADR †,(a)	4,668,040
70,000	Texas Instruments Incorporated	2,634,100

		22,868,050

Software — 13.1%
141,200	Adobe Systems Incorporated †,(a)	5,669,180
70,950	Blackboard, Inc. †,(a)	2,988,414
520,000	Captaris, Inc. †,(a)	2,662,400
115,000	McAfee, Inc. †,(a)	4,048,000
703,000	Microsoft Corporation	20,717,410
405,000	Oracle Corporation †,(a)	7,982,550
187,700	Red Hat, Inc. †,(a)	4,181,956
192,500	Shanda Interactive Entertainment Limited, ADR †	5,967,500
1,060,000	SourceForge, Inc. †,(a)	4,473,200

See Notes to Financial Statements.

3

Munder Internet Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Software (Continued)
264,000	Sybase, Inc. †,(a)	$6,306,960
62,000	The9 Limited, ADR †,(a)	2,868,120

		67,865,690

Total Information Technology		378,438,549

TOTAL COMMON STOCKS
(Cost $486,287,124)		507,932,805

LIMITED PARTNERSHIPS — 1.0%
Information Technology — 1.0%
Internet Software & Services — 0.2%
1,916,082	@Ventures Expansion Fund, L.P. †,(b),(c),(d)	575,792
2,848,467	@Ventures III, L.P. †,(b),(c),(d)	260,447

		836,239

Multi-Industry — 0.8%
4,600,000	New Enterprise Associates 10, L.P. †,(b),(c),(d)	3,084,626
1,697,616	Trident Capital Fund V, L.P. †,(b),(c),(d)	1,172,029

		4,256,655

TOTAL LIMITED PARTNERSHIPS
(Cost $8,986,663)		5,092,894

PREFERRED STOCK — 0.0%
(Cost $213,440)
Information Technology — 0.0%
Internet Software & Services — 0.0%
85,719	Mainstream Data Services, Inc., Series D †,(b),(c),(d)	0

INVESTMENT COMPANY SECURITY — 1.4%
(Cost $7,464,581)
7,464,581	Institutional Money Market Fund (e)	7,464,581

COLLATERAL FOR SECURITIES ON LOAN — 22.1%
(Cost $114,717,494)
114,717,494	State Street Navigator Securities Trust — Prime Portfolio (f)	114,717,494

See Notes to Financial Statements.

4

		Value

TOTAL INVESTMENTS
(Cost $617,669,302)	122.6%	$635,207,774
OTHER ASSETS AND LIABILITIES (Net)	(22.6)	(117,250,697)

NET ASSETS	100.0%	$517,957,077

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of June 30, 2007 (see Notes to Financial Statements, Note 2). At June 30, 2007, these securities represent $5,092,894, 1.0% of net assets.

(c)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(d)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At June 30, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $5,092,894, 1.0% of net assets.

Security	Acquisition Date	Cost

@Ventures Expansion Fund, L.P.	2/24/00	$148,551
	3/23/00	594,202
	6/15/00	445,651
	3/15/01	371,376
@Ventures III, L.P.	11/06/98	622,048
	1/05/99	128,877
	4/01/99	414,098
	7/23/99	515,509
	9/24/99	515,509
	1/21/00	128,877
	5/08/00	38,663
	9/18/00	25,776
	1/30/01	33,214
	7/18/01	27,208
DoveBid, Inc.	4/10/02	248,000
Mainstream Data Services, Inc., Series D	8/29/00	213,440

See Notes to Financial Statements.

5

Munder Internet Fund

Portfolio of Investments, June 30, 2007 (continued)

Security	Acquisition Date	Cost

New Enterprise Associates 10, L.P.	10/26/00	$343,529
	1/05/01	171,764
	7/27/01	85,882
	9/26/01	171,764
	1/16/02	182,231
	4/23/02	182,231
	7/12/02	182,231
	11/12/02	182,231
	2/04/03	184,370
	7/16/03	187,002
	9/19/03	193,234
	12/10/03	193,869
	4/19/04	194,582
	8/16/04	197,057
	12/28/04	210,839
	7/11/05	116,592
	1/13/06	120,694
	3/10/06	120,694
	4/03/06	120,694
	11/02/06	121,305
	05/01/07	99,008
Trident Capital Fund V, L.P.	10/18/00	237,309
	6/26/02	83,754
	11/08/02	83,754
	1/15/03	167,509
	10/01/03	84,735
	12/05/03	84,735
	2/06/04	84,735
	6/10/04	88,720
	11/23/04	89,930
	1/28/05	89,930
	8/02/05	53,958
	10/17/05	77,284
	7/05/06	83,780
	3/26/07	105,168

(e)	Affiliated company security (see Notes to Financial Statements, Note 3).

(f)	At June 30, 2007, the market value of the securities on loan is $114,174,164.

ABBREVIATION:

ADR — American Depositary Receipt

See Notes to Financial Statements.

6

At June 30, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	81.7%	$423,127,721
China	11.1	57,272,273
India	1.6	8,146,040
Brazil	1.4	7,214,308
South Korea	1.0	5,146,419
Taiwan	0.9	4,668,040
Canada	0.4	2,358,004

TOTAL COMMON STOCKS	98.1	507,932,805
LIMITED PARTNERSHIPS	1.0	5,092,894
PREFERRED STOCK	0.0	0
INVESTMENT COMPANY SECURITY	1.4	7,464,581
COLLATERAL FOR SECURITIES ON LOAN	22.1	114,717,494

TOTAL INVESTMENTS	122.6	635,207,774
OTHER ASSETS AND LIABILITIES (Net)	(22.6)	(117,250,697)

NET ASSETS	100.0%	$517,957,077

See Notes to Financial Statements.

7

Munder Internet Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $610,204,721)	$627,743,193
Securities of affiliated company (cost — $7,464,581)	7,464,581

Total Investments	635,207,774
Dividends receivable	56,143
Receivable for investment securities sold	4,392,040
Receivable for Fund shares sold	138,157
Prepaid expenses and other assets	175,548

Total Assets	639,969,662

LIABILITIES:
Custodian overdraft payable	669,156
Payable for investment securities purchased	3,217,801
Payable for Fund shares redeemed	1,759,339
Payable upon return of securities loaned	114,717,494
Transfer agency/record keeping fees payable	1,128,238
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	178,751
Trustees’ fees and expenses payable	73,005
Administration fees payable	42,022
Investment advisory fees payable	28,348
Custody fees payable	6,602
Shareholder servicing fees payable — Class K Shares	3
Accrued expenses and other payables	191,826

Total Liabilities	122,012,585

NET ASSETS	$517,957,077

Investments, at cost	$617,669,302

*	Including $114,174,164 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(59,873)
Accumulated net realized loss on investments sold	(3,514,848,796)
Net unrealized appreciation of investments	17,538,915
Paid-in capital	4,015,326,831

$517,957,077

NET ASSETS:
Class A Shares	$392,918,175

Class B Shares	$35,602,628

Class C Shares	$82,541,288

Class K Shares	$4,723

Class R Shares	$49,106

Class Y Shares	$6,841,157

SHARES OUTSTANDING:
Class A Shares	16,781,126

Class B Shares	1,626,904

Class C Shares	3,769,673

Class K Shares	202

Class R Shares	2,114

Class Y Shares	285,042

CLASS A SHARES:
Net asset value and redemption price per share	$23.41

Maximum sales charge	5.50%
Maximum offering price per share	$24.77

CLASS B SHARES:
Net asset value and offering price per share*	$21.88

CLASS C SHARES:
Net asset value and offering price per share*	$21.90

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$23.40

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$23.23

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$24.00

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Internet Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$49,852
Dividends on securities of unaffiliated companies(a)	1,214,933
Dividends on securities of affiliated company	156,135
Securities lending, net of borrower rebates	1,223,626

Total Investment Income	2,644,546

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	1,030,700
Class B Shares	375,777
Class C Shares	870,066
Class R Shares	118
Shareholder servicing fees:
Class K Shares	44
Investment advisory fees	5,348,087
Transfer agency/record keeping fees	4,375,938
Administration fees	649,458
Printing and mailing fees	366,874
Custody fees	122,876
Registration and filing fees	79,783
Legal and audit fees	57,202
Trustees’ fees and expenses	45,918
Other	27,786

Total Expenses	13,350,627

NET INVESTMENT LOSS	(10,706,081)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions	52,823,944
Foreign currency-related transactions	799
Net change in unrealized appreciation/(depreciation) of:
Securities	57,371,703
Foreign currency-related transactions	65

Net realized and unrealized gain on investments	110,196,511

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$99,490,430

(a)	Net of foreign withholding taxes of $64,212.

See Notes to Financial Statements.

10

Munder Internet Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Net investment loss	$(10,706,081)	$(10,365,456)
Net realized gain from security and foreign currency-related transactions	52,824,743	33,481,550
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	57,371,768	41,857,876

Net increase in net assets resulting from operations	99,490,430	64,973,970
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(128,981,997)	55,806,979
Class B Shares	(17,847,347)	(173,789,181)
Class C Shares	(32,155,946)	(37,254,403)
Class K Shares	(16,118)	(59,422)
Class R Shares	29,500	—
Class Y Shares	(463,741)	4,454
Short-term trading fees	14,490	24,295
Voluntary contribution from Advisor	—	3,107,321

Net decrease in net assets	(79,930,729)	(87,185,987)
NET ASSETS:
Beginning of year	597,887,806	685,073,793

End of year	$517,957,077	$597,887,806

Accumulated net investment loss	$(59,873)	$(77,873)

See Notes to Financial Statements.

11

Munder Internet Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Amount
Class A Shares:
Sold*	$18,756,172	$165,650,991
Proceeds received in merger	—	50,307,216
Redeemed	(147,738,169)	(160,151,228)

Net increase/(decrease)	$(128,981,997)	$55,806,979

Class B Shares:
Sold	$1,679,790	$4,656,410
Redeemed*	(19,527,137)	(178,445,591)

Net decrease	$(17,847,347)	$(173,789,181)

Class C Shares:
Sold	$1,457,792	$3,305,294
Redeemed	(33,613,738)	(40,559,697)

Net decrease	$(32,155,946)	$(37,254,403)

Class K Shares:
Sold	$—	$7,000
Redeemed	(16,118)	(66,422)

Net decrease	$(16,118)	$(59,422)

Class R Shares:
Sold	$74,971	$—
Redeemed	(45,471)	—

Net increase	$29,500	$—

Class Y Shares:
Sold	$339,547	$857,687
Redeemed	(803,288)	(853,233)

Net increase/(decrease)	$(463,741)	$4,454

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Shares
Class A Shares:
Sold*	955,693	8,139,991
Issued in exchange for proceeds received in merger	—	2,682,927
Redeemed	(7,269,736)	(7,980,867)

Net increase/(decrease)	(6,314,043)	2,842,051

Class B Shares:
Sold	88,509	245,578
Redeemed*	(1,056,881)	(9,324,757)

Net decrease	(968,372)	(9,079,179)

Class C Shares:
Sold	76,268	173,127
Redeemed	(1,767,095)	(2,148,186)

Net decrease	(1,690,827)	(1,975,059)

Class K Shares:
Sold	—	319
Redeemed	(691)	(3,283)

Net decrease	(691)	(2,964)

Class R Shares:
Sold	3,676	—
Redeemed	(2,196)	—

Net increase	1,480	—

Class Y Shares:
Sold	16,143	40,615
Redeemed	(37,878)	(42,643)

Net decrease	(21,735)	(2,028)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Internet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$19.29	$17.70		$18.53	$14.58	$10.66

Income/(loss) from investment operations:
Net investment loss	(0.37)	(0.24)		(0.31)	(0.40)	(0.30)
Net realized and unrealized gain/(loss) on investments	4.49	1.75		(0.52)	4.35	4.22

Total from investment operations	4.12	1.51		(0.83)	3.95	3.92

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.08		—	—	—

Net asset value, end of period	$23.41	$19.29		$17.70	$18.53	$14.58

Total return(d)	21.41%	9.11	%(e)	(4.59)%	27.09%	36.77%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$392,918	$445,453		$358,457	$362,780	$335,313
Ratio of operating expenses to average net assets	2.33%	2.18%		2.29%	2.47%	3.04%
Ratio of net investment loss to average net assets	(1.83)%	(1.19)%		(1.75)%	(2.36)%	(2.80)%
Portfolio turnover rate	62%	82%		72%	43%	40%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.33%	2.18%		2.31%	2.55%	3.16%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on August 19, 1996 and June 1, 1998, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 8.65% for Class A Shares and 7.87% for Class B Shares.

See Notes to Financial Statements.

14

B Shares

Year	Year		Year	Year	Year
Ended	Ended		Ended	Ended	Ended
6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$18.16	$16.79		$17.71	$14.04	$10.34

(0.49)	(0.37)		(0.42)	(0.50)	(0.36)
4.21	1.66		(0.50)	4.17	4.06

3.72	1.29		(0.92)	3.67	3.70

0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

—	0.08		—	—	—

$21.88	$18.16		$16.79	$17.71	$14.04

20.47%	8.35	%(e)	(5.31)%	26.14%	35.78%

$35,603	$47,126		$196,038	$414,394	$386,440
3.08%	2.95%		3.04%	3.22%	3.79%
(2.59)%	(2.04)%		(2.47)%	(3.11)%	(3.55)%
62%	82%		72%	43%	40%
3.08%	2.95%		3.06%	3.30%	3.91%

See Notes to Financial Statements.

15

Munder Internet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	06/30/07(b)	06/30/06(b)		06/30/05(b)	06/30/04(b)	06/30/03(b)

Net asset value, beginning of period	$18.17	$16.80		$17.72	$14.05	$10.35

Income/(loss) from investment operations:
Net investment loss	(0.49)	(0.37)		(0.42)	(0.50)	(0.36)
Net realized and unrealized gain/(loss) on investments	4.22	1.66		(0.50)	4.17	4.06

Total from investment operations	3.73	1.29		(0.92)	3.67	3.70

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.08		—	—	—

Net asset value, end of period	$21.90	$18.17		$16.80	$17.72	$14.05

Total return(d)	20.46%	8.34	%(e)	(5.30)%	26.12%	35.75%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$82,541	$99,230		$124,925	$193,615	$175,609
Ratio of operating expenses to average net assets	3.08%	2.94%		3.04%	3.22%	3.79%
Ratio of net investment loss to average net assets	(2.59)%	(1.99)%		(2.49)%	(3.11)%	(3.55)%
Portfolio turnover rate	62%	82%		72%	43%	40%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.08%	2.94%		3.06%	3.30%	3.91%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on November 3, 1998 and April 30, 2002, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 7.87% for Class C Shares and 8.71% for Class K Shares.

See Notes to Financial Statements.

16

K Shares

Year	Year		Year	Year	Year
Ended	Ended		Ended	Ended	Ended
06/30/07(b)	06/30/06(b)		06/30/05(b)	06/30/04(b)	06/30/03(b)

$19.30	$17.71		$18.54	$14.59	$10.66

(0.36)	(0.24)		(0.31)	(0.40)	(0.30)
4.46	1.75		(0.52)	4.35	4.23

4.10	1.51		(0.83)	3.95	3.93

0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

—	0.08		—	—	—

$23.40	$19.30		$17.71	$18.54	$14.59

21.24%	9.16	%(e)	(4.59)%	27.00%	36.87%

$5	$17		$68	$227	$290
2.31%	2.20%		2.29%	2.47%	3.04%
(1.80)%	(1.24)%		(1.71)%	(2.36)%	(2.80)%
62%	82%		72%	43%	40%
2.31%	2.20%		2.31%	2.55%	3.16%

See Notes to Financial Statements.

17

Munder Internet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Year	Year		Period
	Ended	Ended		Ended
	06/30/07(b)	06/30/06(b)		06/30/05(b)

Net asset value, beginning of period	$19.20	$17.66		$15.78

Income/(loss) from investment operations:
Net investment loss	(0.43)	(0.29)		(0.32)
Net realized and unrealized gain/(loss) on investments	4.46	1.75		2.20

Total from investment operations	4.03	1.46		1.88

Short-term trading fees	0.00 (c)	0.00	(c)	0.00	(c)

Voluntary contribution from Advisor	—	0.08		—

Net asset value, end of period	$23.23	$19.20		$17.66

Total return(d)	21.04%	8.84	%(e)	11.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$49	$12		$11
Ratio of operating expenses to average net assets	2.55%	2.42%		2.54	%(f)
Ratio of net investment loss to average net assets	(2.07)%	(1.46)%		(1.92	)%(f)
Portfolio turnover rate	62%	82%		72%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.55%	2.42%		2.56	%(f)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004 and June 1, 1998, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the Advisor had not made a voluntary capital contribution in the Fund, the total return would have been 8.39% for Class R Shares and 8.99% for Class Y Shares.

(f)	Annualized.

See Notes to Financial Statements.

18

Y Shares

Year	Year		Year	Year	Year
Ended	Ended		Ended	Ended	Ended
06/30/07(b)	06/30/06(b)		06/30/05(b)	06/30/04(b)	06/30/03(b)

$19.72	$18.05		$18.85	$14.79	$10.79

(0.33)	(0.20)		(0.27)	(0.36)	(0.27)
4.61	1.79		(0.53)	4.42	4.27

4.28	1.59		(0.80)	4.06	4.00

0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

—	0.08		—	—	—

$24.00	$19.72		$18.05	$18.85	$14.79

21.64%	9.43	%(e)	(4.35)%	27.36%	37.16%

$6,841	$6,050		$5,574	$6,328	$4,220
2.07%	1.93%		2.04%	2.22%	2.79%
(1.56)%	(0.99)%		(1.47)%	(2.11)%	(2.55)%
62%	82%		72%	43%	40%
2.07%	1.93%		2.06%	2.30%	2.91%

See Notes to Financial Statements.

19

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20

Munder Internet Fund

Notes to Financial Statements, June 30, 2007

1.	Organization

    As of June 30, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Internet Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of June 30, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On October 21, 2005, the Fund acquired all of the assets and assumed all of the liabilities of the Amerindo Technology Fund in a tax-free exchange of shares and the subsequent liquidation of the Amerindo Technology Fund. The Agreement and Plan of Reorganization was approved by the shareholders of the Amerindo Technology Fund at a Special Meeting of the Shareholders held on October 14, 2005.

Number of Shares outstanding of the Amerindo Technology Fund prior to merger:
Class D	5,965,241

Number of Shares issued of the Fund for Shares of the Amerindo Technology Fund:
Class A	2,682,927

21

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Amerindo Technology Fund was $9,254,384.

There were no undistributed income or gain amounts unpaid prior to the merger of the Amerindo Technology Fund.

	Prior to Merger	After Merger

Net assets of Amerindo Technology Fund
Class D	$50,307,216	$—
Net assets of the Fund
Class A	$374,134,933	$424,442,149
Class B	162,069,134	162,069,134
Class C	119,529,867	119,529,867
Class K	57,212	57,212
Class R	11,847	11,847
Class Y	5,545,960	5,545,960

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant

22

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is

23

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Prior to December 19, 2006, the limit on securities lending was 25% of the value of the Fund’s total assets. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax

24

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157

25

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily based on the average daily net assets of the Fund at an annual rate of 1.00% on the first $1 billion and 0.85% on assets exceeding $1 billion. Prior to August 22, 2006, the Advisor was entitled to receive a fee based on the average daily net assets of the Fund at an annual rate of 1.00% on the first $1 billion and 0.90% on assets exceeding $1 billion. Prior to December 29, 2006, the fee was computed daily and payable monthly. During the year ended June 30, 2007, the Fund paid an annual effective rate of 1.00% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2007, the Advisor earned $649,458 before payment of sub-administration fees and $427,911 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.1216% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of

26

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the year ended June 30, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $6,268 in advisory fees before waivers and expense reimbursements ($184 after waivers and reimbursements) and $2,658 in administration fees.

    The Advisor made a voluntary capital contribution to the Fund during the year ended June 30, 2006 of $3,107,321 after completing a review of certain shareholder trading activities in prior years.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $240 for its administrative, record keeping and other related services provided to the Fund for the period ended December 29, 2006. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $78 from commissions on Class A Shares of the Fund for the period ended December 29, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the year ended June 30, 2007, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST, MSTII or

27

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

@Vantage. No officer, director or employee of Comerica or any of its affiliates received any compensation from MST, MSTII or @Vantage during the period ended December 29, 2006.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor.

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 29, 2006, the Fund paid $2,178 to Comerica Securities and $282 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $328,737,110 and $517,538,157, respectively, for the year ended June 30, 2007.

    At June 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $80,786,490,

28

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $67,287,003 and net appreciation for Federal income tax purposes was $13,499,487. At June 30, 2007, aggregate cost for Federal income tax purposes was $621,708,287.

6. Investment Concentration

    The Fund primarily invests in equity securities of companies positioned to benefit from the growth of the Internet. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of June 30, 2007, more than 25% of the Fund’s assets were invested in issuers in the Internet software & services industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

7. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the year ended June 30, 2007, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2007, total commitment fees for the Fund were $5,789.

8. Commitments

    The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At June 30, 2007, the Fund had total commitments to contribute $819,984 to various issuers when and if required.

9. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements

29

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2007, permanent differences resulting primarily from foreign currency gains and losses, net operating losses, and partnership basis adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain	Paid-In Capital

$10,724,081	$66,784	$(10,790,865)

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Capital	Unrealized
Loss Carryover	Appreciation	Total

$(3,510,809,811)	$13,499,930	$(3,497,309,881)

    The differences between book and tax distributable earnings are primarily due to wash sales, partnership basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $3,510,809,811 of unused capital losses of which $55,218,828, $2,146,643,750, $862,191,251, $245,904,886, $158,927,662 and $41,923,434 expire in 2009, 2010, 2011, 2012, 2013 and 2014, respectively. In addition, $24,327,273 of the losses expiring in 2009 and $29,173,898 of the losses expiring in 2010 and 2011 may be further limited as these amounts were acquired in the reorganizations with the Munder International NetNet Fund that occurred on May 3, 2002 and the Amerindo Technology Fund that occurred on October 21, 2005, respectively.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2007 in the amount of $49,841,095.

30

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

11. Tax Information (Unaudited)

    For the fiscal year ended June 30, 2007, the Fund designates approximately $1,279,145 pursuant to the Internal Revenue Code as qualified divided income eligible for reduced tax rates.

12. Subsequent Event

    On August 14, 2007, the Board of Trustees approved the merger of the Munder @Vantage Fund with and into the Fund, subject to approval by the shareholders of the Munder @Vantage Fund at a Special Meeting called for December 6, 2007.

13. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

14. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

31

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

16. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

32

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees, including through the reduction of its advisory fees above the breakpoint for the Fund in August 2006;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of the Advisory Agreement.

33

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three- and five-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the Fund’s benchmark indexes and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three- and five-year and the overall “star” ratings of the Fund by Morningstar, Inc. (“Morningstar”).

    The Board considered the one-, three- and five-year total return on a net basis of the Fund’s Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. The Board also considered the Fund’s one-, three- and five-year total return as compared to the performance of other funds in the same Morningstar category as the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, trailed the performance of the Inter@ctive Week Internet Index for the one-, three-and five-year and since inception periods, (2) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the performance of the Morgan Stanley Internet Index for the three- and five-year periods, but trailed the performance of the Morgan Stanley Internet Index for the one-year period, (3) the Fund’s average annual total returns for Class Y Shares on a net basis trailed the performance of the Morgan Stanley Internet Index for the one-, three- and five-year periods, and (4) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the median performance of the Fund’s Lipper peer group for the three- and five-year periods, but trailed the median performance of the Fund’s Lipper peer group for the one-year period.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and

34

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

profitability of the Advisor for the year to date period ended December 28, 2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive

35

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

36

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

17. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business- University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

37

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

38

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

39

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an ”interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

40

Munder Internet Fund

Notes to Financial Statements, June 30, 2007 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

41

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Internet Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Internet Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”), as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Internet Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

42

[This Page Intentionally Left Blank]

43

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNNET607

ANNUAL REPORT
June 30, 2007
Munder Large-Cap
Growth Fund
(formerly Munder Large-Cap Core Growth Fund)
Class A, B, C, K, R & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    There is much to report on at Munder Capital Management that affects you as a Munder Funds shareholder. First, as you know, in mid-June, the Munder Large-Cap Core Growth Fund was renamed the Munder Large-Cap Growth Fund and was restructured into a pure large-cap growth fund. In addition, we recently announced the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    Munder Capital’s large-cap growth discipline, which has been offered to institutional clients since 2000, maintains the large-cap core growth discipline goal of providing long-term capital appreciation. The benchmark against which we measure the Fund, however, is now the Russell 1000 Growth Index, instead of the S&P 500® Index. Compared to Munder Capital’s large-cap core growth discipline, our large-cap growth discipline focuses on potentially higher earnings growth, revenue growth and return on equity — with only a slightly higher valuation. Since the changes to the Fund were made at the end of the fiscal year, the information contained in this Annual Report principally relates to the operation of the Fund as the Large-Cap Core Growth Fund.

    With respect to Munder Capital’s new international equity team, we are especially pleased for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. By the time you receive this Annual Report, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    The second reason for our enthusiasm is that this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
x	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements
37	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities. A substantial portion of the Fund’s assets are invested in information technology securities, which tend to be relatively volatile. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2007, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Michael Bryk, Michael Gura and Geoffrey Wilson*

    On June 19, 2007, the name of the Fund was changed from the Munder Large-Cap Core Growth Fund to the Munder Large-Cap Growth Fund, and its S&P 500® Index benchmark was replaced by the Russell 1000® Growth Index. The transition of the Fund’s holdings to reflect the change in benchmarks was completed during the last week of June. The most significant changes resulting from this repositioning included an increase in the weights of the information technology and health care sectors, and a decrease in the weights of the financials and energy sectors. This commentary discusses the Fund’s performance relative to the S&P 500® Index, since that was the Fund’s benchmark for most of the year. In future commentaries, performance will be discussed relative to the Russell 1000® Growth Index, the Fund’s new benchmark.

    The Fund benefited from strength in the equity markets in general during the year ended June 30, 2007 and posted a return of 18.31% for the period. This compares to the 20.59% return for the S&P 500® Index and the 17.97% median return of the Lipper universe of multi-cap growth funds.

    The underperformance of the Fund for the year, relative to the S&P 500® Index, was primarily due to stock selection. Strong stock selection in the information technology, consumer discretionary and industrials sectors was offset by weaker stock selection in the health care, financials, and energy sectors.

    An overweight in Apple Inc. (2.5% of the Fund) made the largest contribution to relative performance in the Fund’s information technology sector. The sector’s performance was also boosted by overweights in MEMC Electronic Materials, Inc. (1.2% of the Fund), Satyam Computer Services Ltd. (1.2% of the Fund), Accenture Ltd. (eliminated from the Fund in June) and Cisco Systems, Inc. (1.4% of the Fund). These positive factors outweighed the negative impact of an overweighted position in Netease.com, Inc., which was eliminated from the Fund in September.

    The relative strength of the consumer discretionary sector was due primarily to overweights in four stocks with strong performance for the year ended June 30, 2007: Guess?, Inc. (1.4% of the Fund), Nordstrom, Inc. (0.8% of the Fund), Garmin Ltd. (1.6% of the Fund) and Johnson Controls, Inc. (1.4% of the Fund). Among the Fund’s industrials holdings, the greatest boost to relative performance came from overweights in Terex Corporation (1.2% of the Fund) and Precision Castparts Corp. (0.9% of the Fund). The strong performance of these industrials holdings more than offset the negative impact of the Fund’s position in Norfolk Southern Corporation, which was eliminated in January.

    The relative weakness in the health care sector came from overweights in a number of stocks, including Genentech, Inc. (1.1% of the Fund), Amgen, Inc. (eliminated from the Fund in April), Johnson & Johnson (1.3% of the Fund), Novartis AG (0.9% of the Fund), Quest Diagnostics (eliminated from the Fund in October) and Caremark Rx, Inc. Caremark Rx was acquired by CVS Corporation in March. The newly-formed company, CVS Caremark Corporation, which is in the consumer staples sector had a 1.2% weight in the Fund as of June 30, 2007. Underweighted positions in two large

iii

pharmaceutical companies, Abbott Laboratories (1.6% of the Fund) and Merck & Co. Inc., which was not represented in the Fund, also held back the relative performance of the health care sector. The negative impact from these holdings was greater than the positive impact of an overweight in Stryker Corporation (0.5% of the Fund).

    In the financials sector, the positive impact of an overweight in CB Richard Ellis Group, Inc. (1.1% of the Fund) and Franklin Resources, Inc. (eliminated from the Fund in June) was not sufficient to offset the negative impact of overweighted positions in SLM Corporation, Bank of America Corporation, W.R. Berkley Corporation and E*Trade Financial Corp. SLM and E*Trade Financial were eliminated from the Fund in May, and Bank of America and W. R. Berkley were sold from the Fund in June.

    In the energy sector, a number of stocks made positive contributions to absolute and relative performance, including Schlumberger Limited (1.3% of the Fund), Noble Corporation and XTO Energy, Inc. Both Noble and XTO Energy were eliminated from the Fund in June. The positive impact from these stocks was offset by overweights in stocks with weak relative returns, including BJ Services Company, Valero Energy Corporation, Peabody Energy Corporation (0.9% of the Fund) and Ultra Petroleum Corp. BJ Services was eliminated from the Fund in January, while the Fund’s positions in Ultra Petroleum and Valero Energy were sold in February and May, respectively.

*Effective June 19, 2007, in connection with the Fund’s name and investment strategy changes, the portfolio management team changed. The listed portfolio managers represent the team in place prior to June 19, 2007. Effective June 19, 2007, the portfolio management team consists of Michael Gura and Thomas Kenny.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is a widely recognized unmanaged index that measures the performance of the large-capitalization sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of multi-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of the Fund, Class B Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Large-Cap Growth Fund

CLASS B SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

vi

	GROWTH OF A $10,000 INVESTMENT THROUGH 6/30/07(1)

				Russell		Lipper	Lipper
				1000®	S&P	Multi-Cap	Large-Cap
Class and	With		Without	Growth	500®	Growth Funds	Growth Funds
Inception Date	Load		Load	Index*	Index*	Median**	Median**

CLASS B 4/29/93	$ N/A		$13,671	$15,367	$19,909	$19,905	$16,363
CLASS A 8/4/93	$13,745	#	$14,546	$15,367	$19,909	$19,905	$16,363
CLASS C 9/20/93	N/A		$13,547	$15,367	$19,909	$19,905	$16,363
CLASS K 6/23/95	N/A		$14,601	$15,367	$19,909	$19,905	$16,363
CLASS R 11/1/06	N/A		$11,240	$11,064	$11,052	$11,180	$11,017
CLASS Y 8/16/93	N/A		$14,953	$15,367	$19,909	$19,905	$16,363

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

#	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

*	The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies (the 1,000 largest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with higher price-to-book ratios and higher forecasted growth values. In connection with the change in the Fund’s name and investment strategy, the broad-based securities market index against which the Fund’s performance is measured was changed from the S&P 500® Index to the Russell 1000® Growth Index to better reflect the broad universe of securities in which the Fund will invest. The S&P 500® Index is a widely recognized unmanaged index that measures the performance of the large-capitalization sector of the U.S. stock market. Index comparative returns are as of 7/1/97 for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund and as of 11/1/06 for Class R Shares of the Fund.

**	The Lipper Multi-Cap Growth Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper Large-Cap Growth Funds Median represents the median performance of a universe of existing mutual funds that have an investment objective that is similar to that of the Fund and is shown as supplemental information. Lipper comparative returns are as of 7/1/97 for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund and as of 11/1/06 for Class R Shares of the Fund.

vii

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

			One			Five			Ten			Since
	One		Year	Five		Years	Ten		Years	Since		Inception
Class and	Year		w/out	Years		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		load	w/load		load	w/load		load	w/load		load

CLASS B 4/29/93	12.04%	†	17.04%	8.16%	†	8.45%	N/A		3.18%	N/A		7.23%
CLASS A 8/4/93	11.48%	#	17.96%	8.05%	#	9.27%	3.23%	#	3.82%	7.28%	#	7.71%
CLASS C 9/20/93	16.12%	†	17.12%	N/A		8.45%	N/A		3.08%	N/A		6.99%
CLASS K 6/23/95	N/A		17.98%	N/A		9.28%	N/A		3.86%	N/A		7.33%
CLASS R 11/1/06	N/A		N/A	N/A		N/A	N/A		N/A	N/A		12.40%	(a)
CLASS Y 8/16/93	N/A		18.31%	N/A		9.54%	N/A		4.11%	N/A		8.01%

#	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

(a)	Not annualized.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

As identified in the current Fund prospectus, the gross expense ratios for Class A, Class B, Class C, Class K, Class R and Class Y Shares during the fiscal year ended 6/30/06 were 1.48%, 2.23%, 2.23%, 1.46%, 1.73% and 1.23%, respectively. Expenses for the fiscal year ended 6/30/07 are included in this Annual Report in the Financial Highlights. Munder Capital Management limited certain expenses of the Fund’s Class A, Class B, Class C and Class Y Shares during the 1993-2001 calendar years and the Fund’s Class K Shares during the 1995-2001 calendar years. Munder Capital also made a voluntary capital contribution to the Fund during the 2005 calendar year. Total returns would have been lower if Munder Capital had not limited expenses or made a capital contribution during those periods.

viii

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ix

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

x

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$1,085.00	$7.44	1.44%
Class B	$1,000.00	$1,080.30	$11.30	2.19%
Class C	$1,000.00	$1,080.30	$11.30	2.19%
Class K	$1,000.00	$1,084.70	$7.44	1.44%
Class R	$1,000.00	$1,083.20	$8.68	1.68%
Class Y	$1,000.00	$1,085.70	$6.21	1.20%

Hypothetical
Class A	$1,000.00	$1,017.65	$7.20	1.44%
Class B	$1,000.00	$1,013.93	$10.94	2.19%
Class C	$1,000.00	$1,013.93	$10.94	2.19%
Class K	$1,000.00	$1,017.65	$7.20	1.44%
Class R	$1,000.00	$1,016.46	$8.40	1.68%
Class Y	$1,000.00	$1,018.84	$6.01	1.20%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

xi

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xii

Munder Large-Cap Growth Fund

Portfolio of Investments, June 30, 2007

Shares		Value

COMMON STOCKS — 99.5%
Consumer Discretionary — 14.2%
Auto Components — 1.4%
14,675	Johnson Controls, Inc.	$1,698,925

Household Durables — 2.8%
26,075	Garmin Ltd. (a)	1,928,768
28,775	Snap-on Incorporated	1,453,425

		3,382,193

Internet & Catalog Retail — 2.8%
27,875	NutriSystem, Inc. †,(a)	1,946,790
21,400	priceline.com Incorporated †	1,471,036

		3,417,826

Media — 2.0%
49,800	Comcast Corporation, Class A Special †	1,392,408
24,275	Shaw Communications, Inc., Class B	1,020,521

		2,412,929

Multiline Retail — 3.1%
19,625	Kohl’s Corporation †	1,393,963
20,050	Nordstrom, Inc.	1,024,956
20,950	Target Corporation	1,332,420

		3,751,339

Specialty Retail — 1.4%
35,650	Guess?, Inc. (a)	1,712,626

Textiles, Apparel & Luxury Goods — 0.7%
25,775	Gildan Activewear Inc. †,(a)	883,825

Total Consumer Discretionary		17,259,663

Consumer Staples — 11.1%
Beverages — 4.4%
19,775	Coca-Cola Company (The)	1,034,430
31,450	Hansen Natural Corporation †,(a)	1,351,721
45,700	PepsiCo, Inc.	2,963,645

		5,349,796

Food & Staples Retailing — 4.6%
42,200	Central European Distribution Corporation †,(a)	1,460,964
40,750	CVS Caremark Corporation	1,485,338

See Notes to Financial Statements.

1

Munder Large-Cap Growth Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Food & Staples Retailing (Continued)
38,883	Wal-Mart Stores, Inc.	$1,870,661
17,233	Walgreen Co.	750,325

		5,567,288

Household Products — 2.1%
12,125	Church & Dwight Co., Inc. (a)	587,577
32,209	Procter & Gamble Company (The)	1,970,869

		2,558,446

Total Consumer Staples		13,475,530

Energy — 5.2%
Energy Equipment & Services — 3.2%
10,175	Core Laboratories N.V. †,(a)	1,034,696
19,000	Schlumberger Limited	1,613,860
25,275	Tenaris SA, ADR	1,237,464

		3,886,020

Oil, Gas & Consumable Fuels — 2.0%
15,575	Exxon Mobil Corporation	1,306,431
23,675	Peabody Energy Corporation	1,145,396

		2,451,827

Total Energy		6,337,847

Financials — 7.8%
Capital Markets — 1.3%
12,275	Affiliated Managers Group, Inc. †,(a)	1,580,529

Commercial Banks — 0.6%
12,875	Credicorp Ltd.	787,564

Consumer Finance — 1.0%
19,025	American Express Company	1,163,950

Diversified Financial Services — 2.3%
27,550	Citigroup Inc.	1,413,039
9,000	IntercontinentalExchange, Inc. †	1,330,650

		2,743,689

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Insurance — 1.5%
12,431	American International Group, Inc.	$870,543
26,975	Manulife Financial Corporation	1,006,707

		1,877,250

Real Estate Management & Development — 1.1%
37,750	CB Richard Ellis Group, Inc. †,(a)	1,377,875

Total Financials		9,530,857

Health Care — 16.1%
Biotechnology — 2.4%
17,825	Genentech, Inc. †	1,348,640
38,950	Gilead Sciences, Inc. †	1,510,091

		2,858,731

Health Care Equipment & Supplies — 2.5%
27,900	Hologic, Inc. †	1,543,149
18,000	Medtronic, Inc.	933,480
9,300	Stryker Corporation	586,737

		3,063,366

Health Care Providers & Services — 5.3%
58,900	HealthExtras, Inc. †	1,742,262
20,500	Humana, Inc. †	1,248,655
14,075	Laboratory Corporation of America Holdings †	1,101,510
40,450	Psychiatric Solutions, Inc. †,(a)	1,466,717
10,175	WellCare Health Plans, Inc. †	920,939

		6,480,083

Life Sciences Tools & Services — 1.3%
30,850	Thermo Fisher Scientific †,(a)	1,595,562

Pharmaceuticals — 4.6%
36,400	Abbott Laboratories	1,949,220
25,773	Johnson & Johnson	1,588,132
20,050	Novartis AG, ADR	1,124,204
30,850	Schering-Plough Corporation	939,074

		5,600,630

Total Health Care		19,598,372

See Notes to Financial Statements.

3

Munder Large-Cap Growth Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials — 14.1%
Aerospace & Defense — 5.5%
24,875	Boeing Company (The)	$2,391,980
19,775	Ceradyne, Inc. †	1,462,559
8,700	Precision Castparts Corp.	1,055,832
25,600	United Technologies Corporation	1,815,808

		6,726,179

Commercial Services & Supplies — 0.5%
20,000	Herman Miller, Inc.	632,000

Construction & Engineering — 1.3%
27,900	Jacobs Engineering Group Inc. †,(a)	1,604,529

Electrical Equipment — 1.5%
77,375	ABB Ltd., ADR	1,748,675

Industrial Conglomerates — 1.5%
48,198	General Electric Company	1,845,019

Machinery — 2.7%
23,200	Danaher Corporation	1,751,600
18,575	Terex Corporation †	1,510,148

		3,261,748

Trading Companies & Distributors — 1.1%
22,525	WESCO International, Inc. †	1,361,636

Total Industrials		17,179,786

Information Technology — 26.5%
Communications Equipment — 2.5%
62,917	Cisco Systems, Inc. †	1,752,239
28,775	QUALCOMM Incorporated	1,248,547

		3,000,786

Computers & Peripherals — 5.5%
24,575	Apple Inc. †	2,999,133
67,650	Hewlett-Packard Company	3,018,543
6,500	International Business Machines Corporation	684,125

		6,701,801

Electronic Equipment & Instruments — 0.9%
28,775	Avnet, Inc. †	1,140,641

See Notes to Financial Statements.

4

Shares		Value

Information Technology (Continued)
Information Technology Services — 3.8%
22,300	Cognizant Technology Solutions Corporation, Class A †	$1,674,507
60,675	Satyam Computer Services Ltd., ADR (a)	1,502,313
41,650	VeriFone Holdings, Inc. †,(a)	1,468,163

		4,644,983

Internet Software & Services — 2.3%
5,300	Google Inc., Class A †	2,773,914

Semiconductors & Semiconductor Equipment — 6.1%
102,825	Intel Corporation	2,443,122
21,100	Lam Research Corporation †	1,084,540
23,100	MEMC Electronic Materials, Inc. †	1,411,872
110,475	Taiwan Semiconductor Manufacturing Company Limited, ADR	1,229,587
33,050	Texas Instruments Incorporated	1,243,671

		7,412,792

Software — 5.4%
137,700	Microsoft Corporation	4,058,019
127,075	Oracle Corporation †	2,504,648

		6,562,667

Total Information Technology		32,237,584

Materials — 2.0%
Metals & Mining — 2.0%
11,375	Carpenter Technology Corporation (a)	1,482,276
30,550	Titanium Metals Corporation †,(a)	974,545

		2,456,821

Telecommunication Services — 2.5%
Wireless Telecommunication Services — 2.5%
26,700	América de Móvil, S.A.B. de C.V., Series L, ADR	1,653,531
16,900	NII Holdings, Inc. †	1,364,506

		3,018,037

TOTAL COMMON STOCKS
(Cost $104,283,300)		121,094,497

See Notes to Financial Statements.

5

Munder Large-Cap Growth Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

INVESTMENT COMPANY SECURITY — 2.3%
(Cost $2,715,631)
2,715,631	Institutional Money Market Fund (b)	$2,715,631

COLLATERAL FOR SECURITIES ON LOAN — 17.2%
(Cost $20,957,655)
20,957,655	State Street Navigator Securities Trust – Prime Portfolio (c)	20,957,655

TOTAL INVESTMENTS
(Cost $127,956,586)	119.0%	144,767,783
OTHER ASSETS AND LIABILITIES (Net)	(19.0)	(23,103,848)

NET ASSETS	100.0%	$121,663,935

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Affiliated company security (see Notes to Financial Statements, Note 3).

(c)	At June 30, 2007, the market value of the securities on loan is $20,475,447.

ABBREVIATION:

ADR — American Depositary Receipt

See Notes to Financial Statements.

6

At June 30, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	87.1%	$105,936,643
Canada	2.4	2,911,053
Switzerland	2.4	2,872,878
Cayman Islands	1.6	1,928,768
Mexico	1.4	1,653,531
India	1.2	1,502,313
Luxembourg	1.0	1,237,464
Taiwan	1.0	1,229,587
Netherlands	0.8	1,034,696
Bermuda	0.6	787,564

TOTAL COMMON STOCKS	99.5	121,094,497
INVESTMENT COMPANY SECURITY	2.3	2,715,631
COLLATERAL FOR SECURITIES ON LOAN	17.2	20,957,655

TOTAL INVESTMENTS	119.0	144,767,783
OTHER ASSETS AND LIABILITIES (Net)	(19.0)	(23,103,848)

NET ASSETS	100.0%	$121,663,935

See Notes to Financial Statements.

7

Munder Large-Cap Growth Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $125,240,955)	$142,052,152
Securities of affiliated company (cost — $2,715,631)	2,715,631

Total Investments	144,767,783
Cash	605,097
Dividends receivable	55,967
Receivable for investment securities sold	1,119,344
Receivable for Fund shares sold	51,065
Prepaid expenses and other assets	55,387

Total Assets	146,654,643

LIABILITIES:
Payable for investment securities purchased	3,352,905
Payable for Fund shares redeemed	514,664
Payable upon return of securities loaned	20,957,655
Trustees’ fees and expenses payable	52,743
Transfer agency/record keeping fees payable	28,201
Administration fees payable	13,535
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	10,836
Shareholder servicing fees payable — Class K Shares	9,608
Investment advisory fees payable	5,018
Accrued expenses and other payables	45,543

Total Liabilities	24,990,708

NET ASSETS	$121,663,935

Investments, at cost	$127,956,586

*	Including $20,475,447 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(39,667)
Accumulated net realized gain on investments sold	6,223,445
Net unrealized appreciation of investments	16,811,197
Paid-in capital	98,668,960

$121,663,935

NET ASSETS:
Class A Shares	$26,806,987

Class B Shares	$2,787,574

Class C Shares	$3,550,164

Class K Shares	$45,968,412

Class R Shares	$7,143

Class Y Shares	$42,543,655

SHARES OUTSTANDING:
Class A Shares	1,468,274

Class B Shares	172,664

Class C Shares	218,057

Class K Shares	2,511,214

Class R Shares	392

Class Y Shares	2,239,094

CLASS A SHARES:
Net asset value and redemption price per share	$18.26

Maximum sales charge	5.50%
Maximum offering price per share	$19.32

CLASS B SHARES:
Net asset value and offering price per share*	$16.14

CLASS C SHARES:
Net asset value and offering price per share*	$16.28

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$18.31

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$18.22

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$19.00

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Large-Cap Growth Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$78,304
Dividends on securities of unaffiliated companies(a)	1,523,705
Dividends on securities of affiliated company	61,819
Securities lending, net of borrower rebates	15,838

Total Investment Income	1,679,666

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	69,442
Class B Shares	27,449
Class C Shares	35,244
Class R Shares	22
Shareholder servicing fees:
Class K Shares	122,579
Investment advisory fees	967,826
Administration fees	199,273
Transfer agency/record keeping fees	134,125
Registration and filing fees	53,089
Legal and audit fees	45,472
Trustees’ fees and expenses	40,446
Custody fees	38,417
Other	70,409

Total Expenses	1,803,793

NET INVESTMENT LOSS	(124,127)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions	26,062,674
Foreign currency-related transactions	421
Net change in unrealized appreciation/(depreciation) of securities	(4,413,818)

Net realized and unrealized gain on investments	21,649,277

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,525,150

(a)	Net of foreign withholding taxes of $7,950.

See Notes to Financial Statements.

10

Munder Large-Cap Growth Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007(a)	June 30, 2006

Net investment loss	$(124,127)	$(59,493)
Net realized gain from security and foreign currency-related transactions	26,063,095	7,149,055
Net change in net unrealized appreciation/(depreciation) of securities	(4,413,818)	(4,030,916)

Net increase in net assets resulting from operations	21,525,150	3,058,646
Dividends to shareholders from net investment income:
Class A Shares	—	—
Class B Shares	—	—
Class C Shares	—	—
Class K Shares	—	—
Class R Shares	—	—
Class Y Shares	—	(1,346)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(6,859,046)	(1,534,091)
Class B Shares	(637,416)	(2,747,983)
Class C Shares	(584,253)	(1,203,772)
Class K Shares	(10,514,917)	41,508,147
Class R Shares	6,353	—
Class Y Shares	(12,573,097)	(7,997,003)
Short-term trading fees	1,046	4,503
Voluntary contribution from Advisor	—	534,519

Net increase/(decrease) in net assets	(9,636,180)	31,621,620
NET ASSETS:
Beginning of year	131,300,115	99,678,495

End of year	$121,663,935	$131,300,115

Accumulated net investment loss	$(39,667)	$(38,682)

(a)	Class R Shares of the Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

11

Munder Large-Cap Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2007(a)	June 30, 2006

Amount
Class A Shares:
Sold*	$1,679,112	$3,887,239
Redeemed	(8,538,158)	(5,421,330)

Net decrease	$(6,859,046)	$(1,534,091)

Class B Shares:
Sold	$501,788	$732,264
Redeemed*	(1,139,204)	(3,480,247)

Net decrease	$(637,416)	$(2,747,983)

Class C Shares:
Sold	$318,672	$584,231
Redeemed	(902,925)	(1,788,003)

Net decrease	$(584,253)	$(1,203,772)

Class K Shares:
Sold	$7,094,755	$46,290,167
Redeemed	(17,609,672)	(4,782,020)

Net increase/(decrease)	$(10,514,917)	$41,508,147

Class R Shares:
Sold	$6,353	$—

Net increase	$6,353	$—

Class Y Shares:
Sold	$6,430,231	$10,758,211
Issued as reinvestment of dividends	—	116
Redeemed	(19,003,328)	(18,755,330)

Net decrease	$(12,573,097)	$(7,997,003)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	Class R Shares of the Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

12

	Year Ended	Year Ended
	June 30, 2007(a)	June 30, 2006

Shares
Class A Shares:
Sold*	102,546	247,746
Redeemed	(507,675)	(347,335)

Net decrease	(405,129)	(99,589)

Class B Shares:
Sold	34,177	52,857
Redeemed*	(78,513)	(248,643)

Net decrease	(44,336)	(195,786)

Class C Shares:
Sold	21,629	41,527
Redeemed	(60,877)	(127,044)

Net decrease	(39,248)	(85,517)

Class K Shares:
Sold	434,164	2,901,458
Redeemed	(1,022,730)	(304,048)

Net increase/(decrease)	(588,566)	2,597,410

Class R Shares:
Sold	392	—

Net increase	392	—

Class Y Shares:
Sold	375,867	658,092
Issued as reinvestment of dividends	—	7
Redeemed	(1,101,687)	(1,137,224)

Net decrease	(725,820)	(479,125)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	Class R Shares of the Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

13

Munder Large-Cap Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$15.48	$14.82		$13.59	$11.39	$11.72

Income/(loss) from investment operations:
Net investment loss	(0.02)	(0.02)		(0.01)	(0.05)	(0.02)
Net realized and unrealized gain/(loss) on investments	2.80	0.60		1.24	2.25	(0.31)

Total from investment operations	2.78	0.58		1.23	2.20	(0.33)

Less distributions:
Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	—	—

Voluntary contribution from Advisor	—	0.08		—	—	—

Net asset value, end of period	$18.26	$15.48		$14.82	$13.59	$11.39

Total return(d)	17.96%	4.45	%(e)	9.05%	19.32%	(2.82)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$26,807	$28,995		$29,248	$30,186	$28,983
Ratio of operating expenses to average net assets	1.45%	1.48%		1.50%	1.48%	1.33%
Ratio of net investment loss to average net assets	(0.14)%	(0.12)%		(0.04)%	(0.38)%	(0.14)%
Portfolio turnover rate	90%	60%		29%	43%	66%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.45%	1.48%		1.50%	1.48%	1.33%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on August 4, 1993 and April 29, 1993, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 3.91% for Class A Shares and 3.08% for Class B Shares.

See Notes to Financial Statements.

14

B Shares

Year	Year		Year	Year	Year
Ended	Ended		Ended	Ended	Ended
6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$13.79	$13.31		$12.30	$10.38	$10.75

(0.13)	(0.12)		(0.10)	(0.13)	(0.09)
2.48	0.53		1.11	2.05	(0.28)

2.35	0.41		1.01	1.92	(0.37)

0.00 (c)	0.00	(c)	0.00 (c)	—	—

—	0.07		—	—	—

$16.14	$13.79		$13.31	$12.30	$10.38

17.04%	3.61	%(e)	8.21%	18.50%	(3.53)%

$2,788	$2,992		$5,493	$8,210	$10,377
2.20%	2.23%		2.25%	2.23%	2.08%
(0.90)%	(0.88)%		(0.79)%	(1.13)%	(0.89)%
90%	60%		29%	43%	66%
2.20%	2.23%		2.25%	2.23%	2.08%

See Notes to Financial Statements.

15

Munder Large-Cap Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$13.91	$13.42		$12.40	$10.46	$10.85

Income/(loss) from investment operations:
Net investment loss	(0.13)	(0.12)		(0.10)	(0.13)	(0.09)
Net realized and unrealized gain/(loss) on investments	2.50	0.54		1.12	2.07	(0.30)

Total from investment operations	2.37	0.42		1.02	1.94	(0.39)

Less distributions:
Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	—	—

Voluntary contribution from Advisor	—	0.07		—	—	—

Net asset value, end of period	$16.28	$13.91		$13.42	$12.40	$10.46

Total return(d)	17.12%	3.58	%(e)	8.23%	18.55%	(3.59)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,550	$3,578		$4,600	$4,622	$4,836
Ratio of operating expenses to average net assets	2.20%	2.23%		2.25%	2.23%	2.08%
Ratio of net investment loss to average net assets	(0.89)%	(0.87)%		(0.79)%	(1.13)%	(0.89)%
Portfolio turnover rate	90%	60%		29%	43%	66%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.20%	2.23%		2.25%	2.23%	2.08%

(a)	Class C Shares, Class K Shares and Class R Shares of the Fund commenced operations on September 20, 1993, June 23, 1995 and November 1, 2006, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 3.06% for Class C Shares and 3.90% for Class K Shares.

(f)	Annualized.

See Notes to Financial Statements.

16

K Shares						R Shares

Year	Year		Year	Year	Year	Period
Ended	Ended		Ended	Ended	Ended	Ended
6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)	6/30/07(b)

$15.52	$14.86		$13.63	$11.42	$11.74	$16.21

(0.02)	(0.01)		(0.01)	(0.05)	(0.01)	(0.04)
2.81	0.59		1.24	2.26	(0.31)	2.05

2.79	0.58		1.23	2.21	(0.32)	2.01

0.00 (c)	0.00	(c)	0.00 (c)	—	—	0.00	(c)

—	0.08		—	—	—	—

$18.31	$15.52		$14.86	$13.63	$11.42	$18.22

17.98%	4.44	%(e)	9.02%	19.35%	(2.81)%	12.40%

$45,968	$48,099		$7,467	$10,151	$15,646	$7
1.45%	1.46%		1.50%	1.48%	1.33%	1.70	%(f)
(0.14)%	(0.07)%		(0.04)%	(0.38)%	(0.14)%	(0.35	)%(f)
90%	60%		29%	43%	66%	90%
1.45%	1.46%		1.50%	1.48%	1.33%	1.70	%(f)

See Notes to Financial Statements.

17

Munder Large-Cap Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$16.07	$15.35		$14.04	$11.73	$12.04

Income/(loss) from investment operations:
Net investment income/(loss)	0.02	0.02		0.03	(0.02)	0.01
Net realized and unrealized gain/(loss) on investments	2.91	0.62		1.28	2.33	(0.32)

Total from investment operations	2.93	0.64		1.31	2.31	(0.31)

Less distributions:
Dividends from net investment income	—	(0.00	)(c)	—	—	—

Total distributions	—	(0.00	)(c)	—	—	—

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	—	—

Voluntary contribution from Advisor	—	0.08		—	—	—

Net asset value, end of period	$19.00	$16.07		$15.35	$14.04	$11.73

Total return(d)	18.31%	4.63	%(e)	9.33%	19.69%	(2.66)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$42,544	$47,636		$52,871	$56,106	$54,610
Ratio of operating expenses to average net assets	1.20%	1.23%		1.25%	1.23%	1.08%
Ratio of net investment income/(loss) to average net assets	0.10%	0.13%		0.21%	(0.13)%	0.11%
Portfolio turnover rate	90%	60%		29%	43%	66%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.20%	1.23%		1.25%	1.23%	1.08%

(a)	Class Y Shares of the Fund commenced operations on August 16, 1993.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 4.11% for Class Y Shares.

See Notes to Financial Statements.

18

Munder Large-Cap Growth Fund

Notes to Financial Statements, June 30, 2007

1. Organization

    As of June 30, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Large-Cap Growth Fund (the “Fund”), a series of MST. Financial statements of the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Prior to October 31, 2006, the Fund did not offer Class R Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of June 30, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On June 19, 2007, the Fund changed its name from the Munder Large-Cap Core Growth Fund to the Munder Large-Cap Growth Fund.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

19

Munder Large-Cap Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

20

Munder Large-Cap Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

21

Munder Large-Cap Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are

22

Munder Large-Cap Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (“the Advisor”) is entitled to receive from the Fund a fee, computed and payable daily based on the average daily net assets of the Fund at an annual rate of 0.75% on assets up to $1 billion; 0.725% on assets from $1 billion to $2 billion; and 0.70% on assets exceeding $2 billion. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.75% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

23

Munder Large-Cap Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2007, the Advisor earned $199,273 before payment of sub-administration fees and $129,312 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.1546% for administrative services.

    The Advisor made a voluntary capital contribution to the Fund during the year ended June 30, 2006 of $534,519 after completing a review of certain shareholder trading activities in prior years.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the year ended June 30, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $2,450 in advisory fees before waivers and expense reimbursements ($72 after all waivers and reimbursements) and $1,039 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). In addition, as of June 30, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank

24

Munder Large-Cap Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

earned $10,071 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2007.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates received any compensation from MST, MSTII, or @Vantage during the year ended June 30, 2007.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

25

Munder Large-Cap Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor.

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2007, the Fund paid $2,984 to Comerica Securities and $123,861 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $113,647,546 and $145,102,270, respectively, for the year ended June 30, 2007.

    At June 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $18,008,289, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,234,725 and net appreciation for Federal income tax purposes was $16,773,564. At June 30, 2007, aggregate cost for Federal income tax purposes was $127,994,219.

6. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the year ended June 30, 2007, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2007, total commitment fees for the Fund were $1,340.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

26

Munder Large-Cap Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2007, permanent differences resulting primarily from foreign currency gains and losses and net operating losses were reclassified at year-end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed	Accumulated
Net	Net Realized	Paid-In
Investment Income	Gain	Capital

$123,142	$(421)	$(122,721)

    During the years ended June 30, 2007 and June 30, 2006, dividends of $0 and $1,346 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Post-October
Currency	Undistributed	Capital	Unrealized
Deferral	Long-term Gain	Loss Carryover	Appreciation	Total

$(191)	$7,209,720	$(948,642)	$16,773,564	$23,034,451

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $948,642 of unused capital losses which expire in 2010. These losses may be further limited as they were acquired on May 9, 2003 in the reorganization with the Munder Large-Cap Growth Fund, a series of The Munder Funds, Inc.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net foreign currency losses arising between November 1, 2006 and June 30, 2007 of $191.

27

Munder Large-Cap Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

    The Fund utilized capital loss carryforwards during the year ended June 30, 2007 in the amount of $18,699,110.

9. Tax Information (Unaudited)

    For the fiscal year ended June 30, 2007, the Fund designates approximately $1,531,655 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

10. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). On May 15, 2007, the Board of Trustees approved

28

Munder Large-Cap Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

29

Munder Large-Cap Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of the Advisory Agreement.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the Fund’s benchmark index, the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”) and the median performance of an additional Lipper universe of mutual funds. In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the

30

Munder Large-Cap Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. (“Morningstar”).

    The Board considered the one-, three- and five-year total return on a net basis of the Fund’s Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. The Board also considered the Fund’s one-, three-, five- and ten-year total return as compared to the performance of other funds in the same Morningstar category as the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the performance of the benchmark for the three-year period, but the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, trailed the performance of the benchmark for all other comparative periods (2) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the median performance of the Fund’s Lipper peer group for the one-, three-, and five-year periods, but trailed the median performance of the Fund’s Lipper peer group for the ten-year period, (3) the Fund’s average annual total returns for Class Y Shares on a net basis exceeded the median performance of the Fund’s Lipper peer group for the three-year period, but trailed the median performance of the Fund’s Lipper peer group for the one-, five- and ten-year periods, and (4) the Fund had favorable Morningstar ratings.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf

31

Munder Large-Cap Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the

32

Munder Large-Cap Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

14.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business-University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

33

Munder Large-Cap Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

34

Munder Large-Cap Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

35

Munder Large-Cap Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

		Term of	Principal
		Office(1) and	Occupation(s)
	Position(s) with	Length of	During Past
Name, Address and Age	the Funds	Time Served(2)	5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

36

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Large-Cap Growth Fund and

Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Large-Cap Growth Fund (formerly Munder Large-Cap Core Growth Fund) (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Large-Cap Growth Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

37

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39

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNLCG0607

ANNUAL REPORT
June 30, 2007
Munder Large-Cap
Value Fund
Class A, B, C, K, R & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
x	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements
38	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of the Fund’s assets are invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2007, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Joseph Skornicka and John Kreiter

    The Fund benefited from strength in the equity markets in general during the year ended June 30, 2007 and posted a return of 20.16% for the period, relative to the 21.86% return for the Russell 1000® Value Index and the 20.73% median return for the Lipper universe of large-cap value funds.

    The largest positive contributions to the Fund’s relative performance for the one-year period came from stock selection in the telecommunications services, materials, financials and information technology sectors. Returns in the health care and energy sectors held back relative performance.

    BellSouth Corporation, which was acquired in January by AT&T Inc. (3.6% of the Fund), was the largest contributor to relative strength in the telecommunications services sector. The lack of a position in Sprint Nextel Corporation and an overweight in China Unicom Limited (0.6% of the Fund) also made positive contributions to the performance of that sector. The relative performance of the Fund’s materials sector was boosted by overweights in three stocks: BASF Akteingesellschaft (1.4% of the Fund), Freeport-McMoRan Copper & Gold, Inc. (1.1% of the Fund) and Praxair, Inc. (1.1% of the Fund).

    In the Fund’s financials sector, an overweight in The Goldman Sachs Group, Inc. (0.7% of the Fund) had the largest positive impact on relative performance. Overweights in Axis Capital Holdings Limited (1.4% of the Fund) and Franklin Resources, Inc. (eliminated from the Fund in March), an underweight in Wells Fargo & Company (0.8% of the Fund) and the lack of a position in Capital One Financial Corporation also helped to boost the relative performance of the sector. These positive factors more than offset the negative impact of overweighted positions in Wachovia Corporation (2.3% of the Fund), The PMI Group, Inc. (1.4% of the Fund) and CIT Group Inc. (1.3% of the Fund).

    The relative performance of the information technology sector was boosted by the Fund’s holdings of CommScope, Inc. (0.8% of the Fund) and Accenture Ltd. (1.4% of the Fund). Neither of these stocks is represented in the Fund’s Russell 1000® Value benchmark.

    The Fund’s health care sector was the largest detractor from the Fund’s relative performance for the year ended June 30, 2007. The sector’s relative performance was held back by an overweight in Johnson & Johnson (1.0% of the Fund), Quest Diagnostics, Inc. (eliminated from the Fund in October) and AstraZeneca PLC (eliminated from the Fund in November). In addition, the lack of a position of Merck & Co., Inc. hurt relative returns in the sector. A small underweight in energy holdings was another detractor from the Fund’s relative performance for the one-year period.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 1000®

iii

Value Index is an unmanaged index that measures the performance of those Russell 1000® companies (the 1,000 largest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with lower price-to-book ratios and lower forecasted growth rates. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of large-cap value funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Hypothetical and Total Returns

The following graph represents the performance of the Fund’s Class Y Shares over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Large-Cap Value Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

vi

	GROWTH OF A $10,000 INVESTMENT THROUGH 6/30/07(1)

					Lipper
					Large-Cap
				Russell	Value
Class and	With		Without	1000® Value	Funds
Inception Date	Load		Load	Index*	Median**

CLASS Y 7/5/94	N/A		$20,669	$25,620	$21,468

CLASS A 8/8/94	$19,048	#	$20,163	$25,620	$21,468

CLASS B 8/9/94	N/A		$18,980	$25,620	$21,468

CLASS C 12/5/95	N/A		$18,716	$25,620	$21,468

CLASS K 7/5/94	N/A		$20,150	$25,620	$21,468

CLASS R 11/1/06	N/A		$11,143	$11,109	$11,126

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

#	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

*	The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies (the 1,000 largest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with lower price-to-book ratios and lower forecasted growth rates. Index comparative returns are as of 7/1/97 for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund and as of 11/1/06 for Class R Shares of the Fund.

**	The Lipper Large-Cap Value Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns are as of 7/1/97 for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund and as of 11/1/06 for Class R Shares of the Fund.

vii

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

			One			Five			Ten			Since
	One		Year	Five		Years	Ten		Years	Since		Inception
Class and	Year		w/out	Years		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		load	w/load		load	w/load		load	w/load		load

CLASS Y 7/5/94	N/A		20.16%	N/A		12.12%	N/A		7.53%	N/A		10.62%

CLASS A 8/8/94	13.28%	#	19.84%	10.58%#		11.83%	6.66%	#	7.26%	9.85%	#	10.34%

CLASS B 8/9/94	13.94%	†	18.94%	10.73%	†	11.00%	N/A		6.62%	N/A		9.83%

CLASS C 12/5/95	17.95%	†	18.95%	N/A		11.01%	N/A		6.47%	N/A		8.29%

CLASS K 7/5/94	N/A		19.89%	N/A		11.83%	N/A		7.26%	N/A		10.35%

CLASS R 11/1/06	N/A		N/A	N/A		N/A	N/A		N/A	N/A		11.43%	(a)

#	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

(a)	Not annualized.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

As identified in the current Fund prospectus, the gross expense ratios for Class A, Class B, Class C, Class K, Class R and Class Y Shares during the fiscal year ended 6/30/06 were 1.43%, 2.18%, 2.18%, 1.43%, 1.68% and 1.18%, respectively. Expenses for the fiscal year ended 6/30/07 are included in this Annual Report in the Financial Highlights. Munder Capital Management limited certain expenses of Class A, Class B, Class C, Class K and Class Y Shares of the Fund during the 1994-1996 calendar years. Total returns would have been lower if Munder Capital had not limited expenses during those periods.

viii

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ix

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

x

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$1,062.50	$7.21	1.41%
Class B	$1,000.00	$1,058.60	$11.03	2.16%
Class C	$1,000.00	$1,059.30	$11.03	2.16%
Class K	$1,000.00	$1,063.00	$7.21	1.41%
Class R	$1,000.00	$1,061.00	$8.48	1.66%
Class Y	$1,000.00	$1,064.30	$5.99	1.17%

Hypothetical
Class A	$1,000.00	$1,017.80	$7.05	1.41%
Class B	$1,000.00	$1,014.08	$10.79	2.16%
Class C	$1,000.00	$1,014.08	$10.79	2.16%
Class K	$1,000.00	$1,017.80	$7.05	1.41%
Class R	$1,000.00	$1,016.56	$8.30	1.66%
Class Y	$1,000.00	$1,018.99	$5.86	1.17%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

xi

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xii

Munder Large-Cap Value Fund

Portfolio of Investments, June 30, 2007

Shares		Value

COMMON STOCKS — 99.9%
Consumer Discretionary — 7.3%
Auto Components — 0.6%
8,190	Magna International, Inc., Class A	$745,208

Automobiles — 0.5%
10,310	Harley-Davidson, Inc. (a)	614,579

Leisure Equipment & Products — 1.1%
42,820	Hasbro, Inc. (a)	1,344,976

Media — 4.0%
70,038	Comcast Corporation, Class A Special †	1,958,263
29,390	Omnicom Group, Inc.	1,555,319
80,030	Time Warner Inc.	1,683,831

		5,197,413

Multiline Retail — 1.1%
20,110	Kohl’s Corporation †	1,428,413

Total Consumer Discretionary		9,330,589

Consumer Staples — 8.3%
Beverages — 1.2%
23,740	PepsiCo, Inc.	1,539,539

Food & Staples Retailing — 3.3%
74,655	CVS Caremark Corporation	2,721,175
54,890	Kroger Co. (The)	1,544,055

		4,265,230

Food Products — 1.8%
27,640	Archer-Daniels-Midland Company	914,608
23,200	General Mills, Inc.	1,355,344

		2,269,952

Household Products — 2.0%
12,120	Church & Dwight Co., Inc. (a)	587,335
32,610	Procter & Gamble Company (The)	1,995,406

		2,582,741

Total Consumer Staples		10,657,462

See Notes to Financial Statements.

1

Munder Large-Cap Value Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy — 13.8%
Energy Equipment & Services — 1.5%
9,330	National Oilwell Varco, Inc. †	$972,559
9,620	Noble Corporation	938,143

		1,910,702

Oil, Gas & Consumable Fuels — 12.3%
23,505	Apache Corporation	1,917,773
22,410	ConocoPhillips	1,759,185
65,364	Exxon Mobil Corporation	5,482,732
42,820	Marathon Oil Corporation	2,567,487
48,640	Occidental Petroleum Corporation	2,815,283
12,231	Spectra Energy Corp.	317,517
12,870	Total S.A., ADR	1,042,213

		15,902,190

Total Energy		17,812,892

Financials — 32.6%
Capital Markets — 4.7%
29,850	Bank of New York Company, Inc. (The)	1,236,984
4,396	Goldman Sachs Group, Inc. (The)	952,833
45,585	Merrill Lynch & Co., Inc.	3,809,994

		5,999,811

Commercial Banks — 4.1%
5,500	PNC Financial Services Group, Inc. (The)	393,690
58,490	Wachovia Corporation	2,997,612
30,910	Wells Fargo & Company	1,087,105
10,990	Zions Bancorporation	845,241

		5,323,648

Diversified Financial Services — 13.1%
95,657	Bank of America Corporation	4,676,671
31,625	CIT Group Inc.	1,733,999
103,436	Citigroup Inc.	5,305,232
105,439	JPMorgan Chase & Co.	5,108,520

		16,824,422

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Insurance — 7.1%
27,906	ACE Limited	$1,744,683
49,354	American International Group, Inc.	3,456,261
43,520	Axis Capital Holdings Limited	1,769,088
21,460	Hartford Financial Services Group, Inc. (The)	2,114,024

		9,084,056

Real Estate Investment Trusts (REITs) — 1.6%
7,000	iStar Financial Inc.	310,310
23,280	ProLogis	1,324,632
15,330	RAIT Financial Trust (a)	398,887

		2,033,829

Thrifts & Mortgage Finance — 2.0%
39,065	PMI Group, Inc. (The)	1,745,034
20,980	Washington Mutual, Inc. (a)	894,587

		2,639,621

Total Financials		41,905,387

Health Care — 5.7%
Health Care Providers & Services — 0.8%
16,390	McKesson Corporation	977,500

Pharmaceuticals — 4.9%
27,890	Abbott Laboratories	1,493,509
20,570	Johnson & Johnson	1,267,523
36,080	Pfizer Inc.	922,566
33,550	Teva Pharmaceutical Industries Limited, ADR	1,383,938
22,530	Wyeth	1,291,870

		6,359,406

Total Health Care		7,336,906

Industrials — 9.8%
Aerospace & Defense — 1.1%
19,673	United Technologies Corporation	1,395,406

Electrical Equipment — 1.4%
31,680	Cooper Industries, Ltd., Class A	1,808,611

See Notes to Financial Statements.

3

Munder Large-Cap Value Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Industrial Conglomerates — 3.0%
101,520	General Electric Company	$3,886,186

Machinery — 4.3%
24,120	Danaher Corporation	1,821,060
17,475	Eaton Corporation	1,625,175
8,345	PACCAR Inc. (a)	726,349
36,660	Westinghouse Air Brake Technologies Corporation (a)	1,339,189

		5,511,773

Total Industrials		12,601,976

Information Technology — 5.4%
Communications Equipment — 0.8%
17,580	CommScope, Inc. †,(a)	1,025,793

Computers & Peripherals — 0.9%
11,408	International Business Machines Corporation (a)	1,200,692

Electronic Equipment & Instruments — 0.9%
33,660	Amphenol Corporation, Class A (a)	1,199,979

Information Technology Services — 1.4%
42,410	Accenture Ltd., Class A	1,818,965

Semiconductors & Semiconductor Equipment — 0.6%
67,460	Taiwan Semiconductor Manufacturing Company Limited, ADR	750,825

Software — 0.8%
27,520	McAfee Inc. †	968,704

Total Information Technology		6,964,958

Materials — 4.7%
Chemicals — 3.6%
14,170	BASF Akteingesellschaft, ADR	1,852,161
17,720	PPG Industries, Inc.	1,348,669
20,118	Praxair, Inc.	1,448,295

		4,649,125

Metals & Mining — 1.1%
17,670	Freeport-McMoRan Copper & Gold, Inc. (a)	1,463,429

Total Materials		6,112,554

See Notes to Financial Statements.

4

Shares		Value

Telecommunication Services — 7.1%
Diversified Telecommunication Services — 6.0%
110,595	AT&T Inc.	$4,589,692
74,110	Verizon Communications Inc.	3,051,109

		7,640,801

Wireless Telecommunication Services — 1.1%
9,801	ALLTEL Corporation	662,058
45,050	China Unicom Limited, ADR (a)	776,211

		1,438,269

Total Telecommunication Services		9,079,070

Utilities — 5.2%
Electric Utilities — 3.9%
18,180	American Electric Power Company, Inc.	818,827
24,463	Duke Energy Corporation	447,673
17,905	Edison International	1,004,829
15,092	Exelon Corporation	1,095,679
14,840	FirstEnergy Corp.	960,593
11,558	FPL Group, Inc.	655,801

		4,983,402

Gas Utilities — 0.4%
9,666	Equitable Resources, Inc. (a)	479,046

Multi-Industry — 0.9%
8,885	Dominion Resources, Inc.	766,864
9,137	Wisconsin Energy Corporation	404,130

		1,170,994

Total Utilities		6,633,442

TOTAL COMMON STOCKS
(Cost $96,016,655)		128,435,236

INVESTMENT COMPANY SECURITY — 1.7%
(Cost $2,163,030)
2,163,030	Institutional Money Market Fund (b)	2,163,030

COLLATERAL FOR SECURITIES ON LOAN — 5.7%
(Cost $7,364,100)
7,364,100	State Street Navigator Securities Lending Trust – Prime Portfolio (c)	7,364,100

See Notes to Financial Statements.

5

Munder Large-Cap Value Fund

Portfolio of Investments, June 30, 2007 (continued)

		Value

TOTAL INVESTMENTS
(Cost $105,543,785)	107.3%	$137,962,366
OTHER ASSETS AND LIABILITIES (Net)	(7.3)	(9,381,915)

NET ASSETS	100.0%	$128,580,451

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Affiliated company security (see Notes to Financial Statements, Note 3).

(c)	At June 30, 2007, the market value of the securities on loan is $9,260,621.

ABBREVIATION:

ADR — American Depositary Receipt

See Notes to Financial Statements.

6

At June 30, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.6%	$116,551,944
Bermuda	4.2	5,332,736
Germany	1.4	1,852,161
Israel	1.1	1,383,937
France	0.8	1,042,213
Hong Kong	0.6	776,212
Taiwan	0.6	750,825
Canada	0.6	745,208

TOTAL COMMON STOCKS	99.9	128,435,236
INVESTMENT COMPANY SECURITY	1.7	2,163,030
COLLATERAL FOR SECURITIES ON LOAN	5.7	7,364,100

TOTAL INVESTMENTS	107.3	137,962,366
OTHER ASSETS AND LIABILITIES (Net)	(7.3)	(9,381,915)

NET ASSETS	100.0%	$128,580,451

See Notes to Financial Statements.

7

Munder Large-Cap Value Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $103,380,755)	$135,799,336
Securities of affiliated company (cost — $2,163,030)	2,163,030

Total Investments	137,962,366
Cash	295
Dividends receivable	132,740
Receivable for Fund shares sold	177,377
Prepaid expenses and other assets	60,053

Total Assets	138,332,831

LIABILITIES:
Payable for investment securities purchased	1,315,886
Payable for Fund shares redeemed	921,379
Payable upon return of securities loaned	7,364,100
Trustees’ fees and expenses payable	41,573
Transfer agency/record keeping fees payable	22,941
Administration fees payable	15,621
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	9,524
Shareholder servicing fees payable — Class K Shares	6,936
Investment advisory fees payable	5,236
Custody fees payable	3,741
Accrued expenses and other payables	45,443

Total Liabilities	9,752,380

NET ASSETS	$128,580,451

Investments, at cost	$105,543,785

*	Including $9,260,621 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(13,720)
Accumulated net realized gain on investments sold	8,038,379
Net unrealized appreciation of investments	32,418,581
Paid-in capital	88,137,211

$128,580,451

NET ASSETS:
Class A Shares	$17,170,491

Class B Shares	$3,365,684

Class C Shares	$3,719,296

Class K Shares	$32,508,511

Class R Shares	$7,081

Class Y Shares	$71,809,388

SHARES OUTSTANDING:
Class A Shares	993,454

Class B Shares	199,660

Class C Shares	220,787

Class K Shares	1,879,386

Class R Shares	410

Class Y Shares	4,146,860

CLASS A SHARES:
Net asset value and redemption price per share	$17.28

Maximum sales charge	5.50%
Maximum offering price per share	$18.29

CLASS B SHARES:
Net asset value and offering price per share*	$16.86

CLASS C SHARES:
Net asset value and offering price per share*	$16.85

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$17.30

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$17.27

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$17.32

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Large-Cap Value Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$51,930
Dividends on securities of unaffiliated companies(a)	2,736,993
Dividends on securities of affiliated company	51,968
Securities lending, net of borrower rebates	11,128

Total Investment Income	2,852,019

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	36,362
Class B Shares	33,571
Class C Shares	34,925
Class R Shares	22
Shareholder servicing fees:
Class K Shares	88,519
Investment advisory fees	907,389
Administration fees	191,287
Transfer agency/record keeping fees	108,444
Registration and filing fees	53,717
Legal and audit fees	43,300
Trustees’ fees and expenses	38,167
Custody fees	30,523
Other	64,917

Total Expenses	1,631,143

NET INVESTMENT INCOME	1,220,876

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	11,499,036
Net change in unrealized appreciation/(depreciation) of securities	9,416,683

Net realized and unrealized gain on investments	20,915,719

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,136,595

(a)	Net of foreign withholding taxes of $23,968.

See Notes to Financial Statements.

10

Munder Large-Cap Value Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007(a)	June 30, 2006

Net investment income	$1,220,876	$850,741
Net realized gain from security transactions	11,499,036	9,124,582
Net change in net unrealized appreciation/(depreciation) of securities	9,416,683	965,574

Net increase in net assets resulting from operations	22,136,595	10,940,897
Dividends to shareholders from net investment income:
Class A Shares	(135,414)	(74,425)
Class B Shares	(9,874)	(12,078)
Class C Shares	(10,607)	(6,524)
Class K Shares	(318,300)	(258,680)
Class R Shares	(44)	—
Class Y Shares	(758,859)	(496,027)
Distributions to shareholders from net realized gains:
Class A Shares	(1,208,975)	(225,197)
Class B Shares	(289,947)	(173,346)
Class C Shares	(296,432)	(75,988)
Class K Shares	(3,223,333)	(903,149)
Class R Shares	(164)	—
Class Y Shares	(5,427,095)	(1,301,138)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	3,178,613	3,581,197
Class B Shares	(551,238)	(5,135,114)
Class C Shares	440,825	(415,403)
Class K Shares	(6,774,689)	3,123,418
Class R Shares	6,560	—
Class Y Shares	6,704,146	3,332,731
Short-term trading fees	7,353	1,471

Net increase in net assets	13,469,121	11,902,645
NET ASSETS:
Beginning of year	115,111,330	103,208,685

End of year	$128,580,451	$115,111,330

Accumulated distributions in excess of net investment income	$(13,720)	$(1,498)

(a)	Class R Shares of the Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

11

Munder Large-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2007(a)	June 30, 2006

Amount
Class A Shares:
Sold*	$6,593,039	$6,652,440
Issued as reinvestment of dividends and distributions	914,747	211,039
Redeemed	(4,329,173)	(3,282,282)

Net increase	$3,178,613	$3,581,197

Class B Shares:
Sold	$1,065,726	$960,501
Issued as reinvestment of dividends and distributions	210,000	100,359
Redeemed*	(1,826,964)	(6,195,974)

Net decrease	$(551,238)	$(5,135,114)

Class C Shares:
Sold	$1,137,362	$256,145
Issued as reinvestment of dividends and distributions	186,274	51,689
Redeemed	(882,811)	(723,237)

Net increase/(decrease)	$440,825	$(415,403)

Class K Shares:
Sold	$2,623,533	$13,641,838
Issued as reinvestment of dividends and distributions	947,359	260,771
Redeemed	(10,345,581)	(10,779,191)

Net increase/(decrease)	$(6,774,689)	$3,123,418

Class R Shares:
Sold	$6,353	$—
Issued as reinvestment of dividends and distributions	207	—

Net increase	$6,560	$—

Class Y Shares:
Sold	$14,524,320	$13,570,550
Issued as reinvestment of dividends and distributions	5,423,457	1,147,433
Redeemed	(13,243,631)	(11,385,252)

Net increase	$6,704,146	$3,332,731

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	Class R Shares of the Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

12

	Year Ended	Year Ended
	June 30, 2007(a)	June 30, 2006

Shares
Class A Shares:
Sold*	395,494	426,437
Issued as reinvestment of dividends and distributions	57,332	13,816
Redeemed	(261,897)	(210,682)

Net increase	190,929	229,571

Class B Shares:
Sold	66,545	63,088
Issued as reinvestment of dividends and distributions	13,516	6,715
Redeemed*	(114,475)	(406,505)

Net decrease	(34,414)	(336,702)

Class C Shares:
Sold	71,268	16,935
Issued as reinvestment of dividends and distributions	11,995	3,458
Redeemed	(54,976)	(47,807)

Net increase/(decrease)	28,287	(27,414)

Class K Shares:
Sold	158,892	904,101
Issued as reinvestment of dividends and distributions	59,381	17,072
Redeemed	(621,854)	(698,723)

Net increase/(decrease)	(403,581)	222,450

Class R Shares:
Sold	397	—
Issued as reinvestment of dividends and distributions	13	—

Net increase	410	—

Class Y Shares:
Sold	876,636	871,042
Issued as reinvestment of dividends and distributions	339,229	74,954
Redeemed	(801,019)	(729,580)

Net increase	414,846	216,416

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	Class R Shares of the Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

13

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$15.89	$14.89	$13.21	$10.98	$11.42

Income/(loss) from investment operations:
Net investment income/(loss)	0.15	0.11	0.08	0.06	0.07
Net realized and unrealized gain/(loss) on investments	2.83	1.37	1.67	2.23	(0.44)

Total from investment operations	2.98	1.48	1.75	2.29	(0.37)

Less distributions:
Dividends from net investment income	(0.15)	(0.11)	(0.07)	(0.06)	(0.07)
Distributions from net realized gains	(1.44)	(0.37)	—	—	—
Distributions from capital	—	—	—	—	(0.00	)(c)

Total distributions	(1.59)	(0.48)	(0.07)	(0.06)	(0.07)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$17.28	$15.89	$14.89	$13.21	$10.98

Total return(d)	19.84%	10.08%	13.27%	20.86%	(3.16)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$17,170	$12,754	$8,532	$6,259	$5,675
Ratio of operating expenses to average net assets	1.42%	1.43%	1.48%	1.47%	1.35%
Ratio of net investment income to average net assets	0.91%	0.72%	0.58%	0.52%	0.71%
Portfolio turnover rate	47%	48%	47%	31%	30%
Ratio of operating expenses to average net assets without expense waivers	1.42%	1.43%	1.48%	1.47%	1.35%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on August 8, 1994 and August 9, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

14

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$15.56	$14.62	$13.02	$10.84	$11.29

0.02	(0.02)	(0.02)	(0.03)	(0.01)
2.77	1.36	1.63	2.21	(0.44)

2.79	1.34	1.61	2.18	(0.45)

(0.05)	(0.03)	(0.01)	—	(0.00	)(c)
(1.44)	(0.37)	—	—	—
—	—	—	—	(0.00	)(c)

(1.49)	(0.40)	(0.01)	—	(0.00	)(c)

0.00 (c)	0.00 (c)	0.00 (c)	—	—

$16.86	$15.56	$14.62	$13.02	$10.84

18.94%	9.30%	12.37%	20.11%	(3.98)%

$3,366	$3,641	$8,346	$9,948	$9,119
2.17%	2.18%	2.23%	2.22%	2.10%
0.15%	(0.13)%	(0.18)%	(0.23)%	(0.04)%
47%	48%	47%	31%	30%
2.17%	2.18%	2.23%	2.22%	2.10%

See Notes to Financial Statements.

15

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$15.55	$14.61	$13.01	$10.84	$11.28

Income/(loss) from investment operations:
Net investment income/(loss)	0.03	(0.01)	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain/(loss) on investments	2.76	1.35	1.63	2.20	(0.43)

Total from investment operations	2.79	1.34	1.61	2.17	(0.44)

Less distributions:
Dividends from net investment income	(0.05)	(0.03)	(0.01)	—	(0.00	)(c)
Distributions from net realized gains	(1.44)	(0.37)	—	—	—
Distributions from capital	—	—	—	—	(0.00	)(c)

Total distributions	(1.49)	(0.40)	(0.01)	—	(0.00	)(c)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$16.85	$15.55	$14.61	$13.01	$10.84

Total return(d)	18.95%	9.31%	12.38%	20.02%	(3.89)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,719	$2,993	$3,214	$3,257	$2,817
Ratio of operating expenses to average net assets	2.17%	2.18%	2.23%	2.22%	2.10%
Ratio of net investment income/(loss) to average net assets	0.16%	(0.07)%	(0.18)%	(0.23)%	(0.04)%
Portfolio turnover rate	47%	48%	47%	31%	30%
Ratio of operating expenses to average net assets without expense waivers	2.17%	2.18%	2.23%	2.22%	2.10%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on December 5, 1995 and July 5, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

16

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$15.90	$14.90	$13.22	$10.98	$11.43

0.15	0.10	0.08	0.06	0.07
2.84	1.38	1.67	2.24	(0.45)

2.99	1.48	1.75	2.30	(0.38)

(0.15)	(0.11)	(0.07)	(0.06)	(0.07)
(1.44)	(0.37)	—	—	—
—	—	—	—	(0.00	)(c)

(1.59)	(0.48)	(0.07)	(0.06)	(0.07)

0.00 (c)	0.00 (c)	0.00 (c)	—	—

$17.30	$15.90	$14.90	$13.22	$10.98

19.89%	10.07%	13.26%	20.96%	(3.25)%

$32,509	$36,309	$30,709	$39,063	$47,087
1.42%	1.43%	1.48%	1.47%	1.35%
0.90%	0.68%	0.59%	0.52%	0.71%
47%	48%	47%	31%	30%
1.42%	1.43%	1.48%	1.47%	1.35%

See Notes to Financial Statements.

17

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares		Y Shares

	Period		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	6/30/07(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$15.99		$15.92	$14.91	$13.23	$10.99	$11.43

Income/(loss) from investment operations:
Net investment income	0.09		0.19	0.15	0.12	0.09	0.10
Net realized and unrealized gain/(loss) on investments	1.71		2.84	1.37	1.67	2.24	(0.44)

Total from investment operations	1.80		3.03	1.52	1.79	2.33	(0.34)

Less distributions:
Dividends from net investment income	(0.11)		(0.19)	(0.14)	(0.11)	(0.09)	(0.10)
Distributions from net realized gains	(0.41)		(1.44)	(0.37)	—	—	—
Distributions from capital	—		—	—	—	—	(0.00	)(c)

Total distributions	(0.52)		(1.63)	(0.51)	(0.11)	(0.09)	(0.10)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$17.27		$17.32	$15.92	$14.91	$13.23	$10.99

Total return(d)	11.43%		20.16%	10.34%	13.53%	21.24%	(2.92)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7		$71,809	$59,414	$52,409	$31,977	$27,033
Ratio of operating expenses to average net assets	1.67	%(e)	1.17%	1.18%	1.23%	1.22%	1.10%
Ratio of net investment income to average net assets	0.80	%(e)	1.16%	0.94%	0.83%	0.77%	0.96%
Portfolio turnover rate	47%		47%	48%	47%	31%	30%
Ratio of operating expenses to average net assets without expense waivers	1.67	%(e)	1.17%	1.18%	1.23%	1.22%	1.10%

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on November 1, 2006 and July 5, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

18

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007

1.	Organization

    As of June 30, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Large-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation and current income. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Prior to October 31, 2006, the Fund did not offer Class R Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of June 30, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

19

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to

20

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation or depreciation from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral

21

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

22

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.75% on the first $100 million, and 0.70% on assets exceeding $100 million. During the year ended June 30, 2007, the Fund paid an effective rate of 0.7407% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

23

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2007, the Advisor earned $191,287 before payment of sub-administration fees and $123,672 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.1562% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the year ended June 30, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $2,006 in advisory fees before waivers and expense reimbursements ($59 after waivers and reimbursements) and $851 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). In addition, as of June 30, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,786 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2007. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank,

24

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

earned $89 from commissions on Class A Shares of the Fund for the year ended June 30, 2007.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates received any compensation from MST, MSTII or @Vantage during the year ended June 30, 2007.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class K and Class R Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

25

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

    For Class R shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor.

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2007, the Fund paid $266 to Comerica Securities and $88,782 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K, and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $57,017,992 and $61,886,553, respectively, for the year ended June 30, 2007.

    At June 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $32,550,853, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $327,651 and net appreciation for Federal income tax purposes was $32,223,202. At June 30, 2007, aggregate cost for Federal income tax purposes was $105,739,164.

6.	Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the year ended June 30, 2007, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2007, total commitment fees for the Fund were $1,211.

7.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

26

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

8.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2007 and June 30, 2006 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total

June 30, 2007	$1,233,098	$10,445,946	$11,679,044
June 30, 2006	$847,734	$2,678,818	$3,526,552

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Capital
Ordinary	Long-Term	Loss	Unrealized
Income	Gain	Carryover	Appreciation	Total

$363,202	$7,966,920	$(76,566)	$32,223,202	$40,476,758

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2007, the Fund had available for Federal income tax purposes $76,566 of unused capital losses which expire in 2009. These losses may be limited as they were acquired in the reorganization with the Munder Framlington Global Financial Services Fund that occurred on May 3, 2002.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2007 in the amount of $129,661.

9.	Tax Information (Unaudited)

    Of the distributions paid by the Fund, 100% will qualify for dividend received deduction available to corporate shareholders.

27

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

    For the fiscal year ended June 30, 2007, the Fund designates approximately $2,760,961 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

    For the year ended June 30, 2007, the amount of long-term capital gain distributions designated by the Fund was $10,445,946

10.	Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining

28

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

29

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of the Advisory Agreement.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the Fund’s benchmark index, the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”) and the median performance of an additional Lipper universe of mutual funds. In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the

30

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. (“Morningstar”).

    The Board considered the one-, three- and five-year total return on a net basis of the Fund’s Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. The Board also considered the Fund’s one-, three-, five- and ten-year total return as compared to the performance of other funds in the same Morningstar category as the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, trailed the performance of the benchmark for the one-, three-, five- and ten-year and since inception periods, (2) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the median performance of the Fund’s Lipper peer group for the one-, three-, five- and ten-year periods, (3) the Fund’s average annual total returns for Class Y Shares on a net basis exceeded the median performance of the Fund’s Lipper peer group for the one- and three-year periods, but trailed the median performance of the Fund’s Lipper peer group for the five- and ten-year periods, and (4) the Fund had favorable Lipper rankings and Morningstar ratings and was classified as a “Lipper Leader.”

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall

31

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

32

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

14.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

33

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business-University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

34

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

35

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an ”interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

36

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

37

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Large-Cap Value Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Large-Cap Value Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Large-Cap Value Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

38

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39

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNLCV607

ANNUAL REPORT
June 30, 2007
Munder Micro-Cap
Equity Fund
Class A, B, C, K, R & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
x	Shareholder Fee Example
1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
23	Notes to Financial Statements
43	Report of Independent Registered Public Accounting Firm

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. A significant portion of the Fund’s assets is invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulations and interest rates. Within the financials sector, a substantial portion of the Fund’s investments is in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. This Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2007, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and

ii

capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Robert Crosby, Julie Hollinshead and John Richardson

    The Fund earned a return of 8.56% for the one year ended June 30, 2007, relative to the 14.21% return for the Russell MicrocapTM Index and the 16.61% median return for the Lipper universe of small-cap growth funds.

    On an absolute basis, the Fund benefited from a positive market environment for small-cap investors in general during the year ended June 30, 2007. On a relative basis, however, the Fund lagged its Russell MicrocapTM benchmark, with strong stock selection in the health care and energy sectors offset by relatively weak stock selection in a number of sectors, particularly financials, consumer discretionary and industrials. An overweight in the financials sector and underweights in the telecommunication services and consumer staples sectors also held back the relative performance of the Fund.

    In the Fund’s financials sector, there were some strong performing holdings, including AMERISAFE, Inc. (1.0% of the Fund), Meadowbrook Insurance Group, Inc. (eliminated from the Fund in July), KKR Financial Corporation (1.5% of the Fund) and Hub International Limited, which was acquired by Maple Tree Acquisition Corporation in June but eliminated from the Fund in May. The positive contribution of these stocks, however, was countered by relative weakness of a number of the Fund’s other financials holdings. Among the largest detractors from performance were American Home Mortgage Investment Corp. (0.8% of the Fund), United PanAm Financial Corp. (eliminated from the Fund in October), HomeBanc Corp. (eliminated from the Fund in February) and Accredited Home Lenders Holding Co. (eliminated from the Fund in November).

    Spartan Motors, Inc. (1.7% of the Fund) was a strong performer in the Fund’s consumer discretionary sector, contributing approximately one percentage point to the Fund’s relative performance for the year ended June 30, 2007. Deckers Outdoor Corporation (0.4% of the Fund) and Noble International, Ltd. (1.2% of the Fund) also made positive contributions to the relative returns of the sector. These gains were countered, however, by the relative weakness of several other consumer discretionary holdings, such as Youbet.com, Inc. (0.5% of the Fund), MarineMax, Inc. and Shuffle Master, Inc. MarineMax and Shuffle Master were eliminated from the Fund in April and May, respectively.

    In the industrials sector, Old Dominion Freight Line, Inc. (1.1% of the Fund) had the largest negative impact on relative returns, followed by Universal Forest Products, Inc. (0.5% of the Fund), Canadian Solar Inc. (eliminated from the Fund in May) and Marten Transport, Ltd. (0.6% of the Fund). Although the sector as a whole held back relative returns, there were a number of strong performing industrials holdings, including Ceradyne, Inc. (2.5% of the Fund) and Team, Inc. (1.8% of the Fund).

iii

    Strength in the health care sector was largely due to an overweight in MEDTOX Scientific, Inc. (1.6% of the Fund). Neogen Corporation (1.7% of the Fund), Air Methods Corporation (1.1% of the Fund) and Systems Xcellence Inc. (0.7% of the Fund) also had a positive impact on the Fund’s relative returns in the health care sector.

    Southwestern Energy Company, a longtime holding, made the largest positive contribution to relative performance in the Fund’s energy sector. The Fund’s energy weighting was trimmed in June, and the stock was sold for valuation reasons and because its market capitalization had grown larger than most micro-cap companies. Atlas America, Inc. (1.2% of the Fund), Mariner Energy, Inc. (1.4% of the Fund) and Petrohawk Energy Corporation (1.1% of the Fund) also boosted the relative performance of the sector.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell MicrocapTM Index is an unmanaged index that measures the performance of the smallest 1,000 companies in the Russell 2000® Index, plus the next 1,000 smallest companies. The Russell 2000® Index is an unmanaged index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of the Fund, Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Micro-Cap Equity Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

vi

	GROWTH OF A $10,000 INVESTMENT THROUGH 6/30/07(1)

				Russell
				MicrocapTM/	Lipper
				Wilshire	Small-Cap
Class and	With		Without	Micro-Cap	Growth Funds
Inception Date	Load		Load	Index*	Median**

CLASS Y 12/26/96	N/A		$45,409	$32,449	$23,187

CLASS A 12/26/96	$41,910	#	$44,363	$32,449	$23,187

CLASS B 2/24/97	N/A		$41,118	$32,449	$23,187

CLASS C 3/31/97	N/A		$41,125	$32,449	$23,187

CLASS K 12/31/96	N/A		$44,328	$32,449	$23,187

CLASS R 7/29/04	N/A		$15,224	$14,816	$15,225

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

#	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

*	The Russell MicrocapTM Index is an unmanaged index that measures the performance of the smallest 1,000 companies (based on market capitalization) in the Russell 2000® Index, plus the next 1,000 smallest companies. The Russell 2000® Index is an unmanaged index that measures the performance of the smallest 2,000 companies (based on market capitalization) in the Russell 3000 Index, an index representing approximately 98% of the investable U.S. equity market. The Russell MicrocapTM Index performance is available for periods beginning 7/1/00 or later. The Wilshire Micro-Cap Index is used for periods prior to 7/1/00. The Wilshire Micro-Cap Index is an unmanaged index that measures the performance of all stocks in the bottom half of the Dow Jones Wilshire 5000 Index (based on market capitalization). The Dow Jones Wilshire 5000 Index contains all U.S. headquartered equity securities with readily available price data. Index comparative returns are as of 7/1/97 for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund and as of 8/1/04 for Class R Shares of the Fund.

**	The Lipper Small-Cap Growth Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns are as of 7/1/97 for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund and as of 8/1/04 for Class R Shares of the Fund.

vii

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

			One			Five			Ten			Since
	One		Year	Five		Years	Ten		Years	Since		Inception
	Year		w/out	Years		w/out	Years		w/out	Inception		w/out
	w/load		load	w/load		load	w/load		load	w/load		load

CLASS Y 12/26/96	N/A		8.56%	N/A		15.71%	N/A		16.34%	N/A		18.25%

CLASS A 12/26/96	2.35%	#	8.31%	14.13%	#	15.43%	15.41%	#	16.07%	17.34%	#	17.97%

CLASS B 2/24/97	2.45%	†	7.45%	14.33%	†	14.56%	N/A		15.19%	N/A		16.32%

CLASS C 3/31/97	6.45%	†	7.45%	N/A		14.56%	N/A		15.19%	N/A		17.43%

CLASS K 12/31/96	N/A		8.28%	N/A		15.43%	N/A		16.06%	N/A		17.86%

CLASS R 7/29/04	N/A		8.02%	N/A		N/A	N/A		N/A	N/A		15.46%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

As identified in the current Fund prospectus, the gross expense ratios for Class A, Class B, Class C, Class K, Class R and Class Y Shares for the fiscal year ended 6/30/06 were 1.65%, 2.40%, 2.40%, 1.65%, 1.90% and 1.40%, respectively. Expenses for the fiscal year ended 6/30/07 are included in this Annual Report in the Financial Highlights. Munder Capital Management limited certain expenses of Class A, Class B, Class C, Class K and Class Y Shares of the Fund during the 1997-1999 calendar years. Munder Capital also made a voluntary capital contribution to the Fund during the 2005 calendar year. Total returns would have been lower if Munder Capital had not limited expenses or made a capital contribution during those periods.

#	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

viii

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ix

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

x

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$1,067.70	$8.77	1.71%
Class B	$1,000.00	$1,063.40	$12.59	2.46%
Class C	$1,000.00	$1,063.40	$12.59	2.46%
Class K	$1,000.00	$1,067.40	$8.77	1.71%
Class R	$1,000.00	$1,066.20	$10.04	1.96%
Class Y	$1,000.00	$1,068.90	$7.49	1.46%

Hypothetical
Class A	$1,000.00	$1,016.31	$8.55	1.71%
Class B	$1,000.00	$1,012.60	$12.28	2.46%
Class C	$1,000.00	$1,012.60	$12.28	2.46%
Class K	$1,000.00	$1,016.31	$8.55	1.71%
Class R	$1,000.00	$1,015.08	$9.79	1.96%
Class Y	$1,000.00	$1,017.55	$7.30	1.46%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

xi

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xii

Munder Micro-Cap Equity Fund

Portfolio of Investments, June 30, 2007

Shares		Value

COMMON STOCKS — 94.7%
Consumer Discretionary — 9.0%
Auto Components — 5.1%
175,700	Drew Industries Incorporated †,(a)	$5,822,698
268,200	Noble International, Ltd. (a)	5,482,008
440,625	Spartan Motors, Inc. (a)	7,499,438
116,900	Tenneco Inc. †	4,096,176

		22,900,320

Hotels, Restaurants & Leisure — 1.0%
93,131	Monarch Casino & Resort, Inc. †,(a)	2,500,567
838,400	Youbet.com, Inc. †	2,045,696

		4,546,263

Internet & Catalog Retail — 0.9%
303,700	PetMed Express, Inc. †,(a)	3,899,508

Specialty Retail — 1.6%
96,400	Conn’s, Inc. †,(a)	2,753,184
161,400	Hibbett Sports, Inc. †	4,419,132

		7,172,316

Textiles, Apparel & Luxury Goods — 0.4%
18,300	Deckers Outdoor Corporation †,(a)	1,846,470

Total Consumer Discretionary		40,364,877

Consumer Staples — 0.5%
Personal Products — 0.5%
703,000	NutraCea †,(a)	2,397,230

Energy — 6.1%
Energy Equipment & Services — 1.9%
539,900	Pason Systems Inc.	8,453,914

Oil, Gas & Consumable Fuels — 4.2%
98,325	Atlas America, Inc. (a)	5,283,002
179,700	Edge Petroleum Corporation †,(a)	2,517,597
255,100	Mariner Energy, Inc. †	6,186,175
316,500	Petrohawk Energy Corporation †,(a)	5,019,690

		19,006,464

Total Energy		27,460,378

See Notes to Financial Statements.

1

Munder Micro-Cap Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials — 26.8%
Capital Markets — 1.8%
207,400	JMP Group Inc. †	$2,167,330
260,887	Patriot Capital Funding, Inc. (a)	3,874,172
136,700	Thomas Weisel Partners Group, Inc. †,(a)	2,276,055

		8,317,557

Commercial Banks — 2.2%
66,800	Bank of the Ozarks, Inc. (a)	1,861,716
196,980	Macatawa Bank Corporation (a)	3,133,952
82,254	Mercantile Bank Corporation (a)	2,229,083
262,100	Star Asia Financial Ltd., 144A †,(b),(c),(d),(e)	2,883,100

		10,107,851

Consumer Finance — 1.2%
224,400	First Cash Financial Services, Inc. †	5,259,936

Insurance — 2.8%
237,100	AMERISAFE, Inc. †	4,654,273
117,000	National Interstate Corporation (a)	3,051,360
158,878	Tower Group, Inc. (a)	5,068,208

		12,773,841
Real Estate Investment Trusts (REITs) — 18.4%
633,552	Alesco Financial Inc. (a)	5,150,778
188,800	American Home Mortgage Investment Corp. (a)	3,470,144
653,900	Ashford Hospitality Trust, Inc.	7,689,864
113,900	BRT Realty Trust	2,962,539
139,100	Corporate Office Properties Trust (a)	5,704,491
159,822	Feldman Mall Properties, Inc.	1,821,971
151,500	Gramercy Capital Corp. (a)	4,172,310
351,500	Hersha Hospitality Trust, Class A (a)	4,154,730
393,100	JER Investors Trust Inc. (a)	5,896,500
264,800	KKR Financial Corporation (a)	6,596,168
624,900	Luminent Mortgage Capital, Inc. (a)	6,305,241
408,400	Medical Properties Trust, Inc. (a)	5,403,132
322,330	Newcastle Investment Corp. (a)	8,080,813
471,800	NorthStar Realty Finance Corp.	5,902,218
157,000	Quadra Realty Trust, Inc. †,(a)	1,964,070
291,789	RAIT Financial Trust (a)	7,592,350

		82,867,319

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Real Estate Management & Development — 0.4%
261,200	Asset Capital Corp., Inc., 144A (b),(c),(d),(e)	$1,676,904

Total Financials		121,003,408

Health Care — 9.8%
Health Care Equipment & Supplies — 3.7%
259,010	Neogen Corporation †,(a)	7,449,127
47,175	Orthofix International N.V. †,(a)	2,121,460
174,800	PolyMedica Corporation (a)	7,140,580

		16,711,167

Health Care Providers & Services — 2.6%
132,800	Air Methods Corporation †,(a)	4,869,776
72,700	LCA-Vision, Inc. (a)	3,435,802
162,900	Psychemedics Corp.	3,324,789

		11,630,367

Health Care Technology — 0.8%
35,100	STARLIMS Technologies Ltd. †	448,754
113,900	Systems Xcellence Inc. †	3,276,903

		3,725,657

Life Sciences Tools & Services — 1.6%
245,401	MEDTOX Scientific, Inc. †	7,190,249

Pharmaceuticals — 1.1%
240,900	Matrixx Initiatives, Inc. †,(a)	5,042,037

Total Health Care		44,299,477

Industrials — 19.7%
Aerospace & Defense — 2.5%
154,773	Ceradyne, Inc. †,(f)	11,447,011

Building Products — 2.2%
148,700	AAON, Inc. (a)	4,736,095
262,000	PGT, Inc. †,(a)	2,863,660
48,600	Universal Forest Products, Inc. (a)	2,053,836

		9,653,591

See Notes to Financial Statements.

3

Munder Micro-Cap Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Commercial Services & Supplies — 3.0%
190,200	Barrett Business Services, Inc. (a)	$4,912,866
115,318	Horizon North Logistics Inc. †	357,240
179,400	Team, Inc. †,(a)	8,067,618

		13,337,724

Construction & Engineering — 0.4%
53,442	Stantec Inc. †	1,749,157

Industrial Conglomerates — 0.7%
91,000	Raven Industries, Inc. (a)	3,249,610

Machinery — 5.5%
157,500	Actuant Corporation, Class A (a)	9,931,950
28,900	Cascade Corporation (a)	2,266,916
218,300	Commercial Vehicle Group, Inc. †	4,066,929
48,000	Dynamic Materials Corporation (a)	1,800,000
77,200	Middleby Corporation (The) †,(a)	4,618,104
45,700	Sun Hydraulics Corporation (a)	2,250,725

		24,934,624

Road & Rail — 2.2%
76,074	Genesee & Wyoming, Inc., Class A †,(a)	2,270,048
147,299	Marten Transport, Ltd. †,(a)	2,652,855
165,720	Old Dominion Freight Line, Inc. †,(a)	4,996,458

		9,919,361

Trading Companies & Distributors — 3.2%
235,000	Houston Wire & Cable Company †,(a)	6,676,350
368,700	Rush Enterprises, Inc., Class B †	7,720,578

		14,396,928

Total Industrials		88,688,006

Information Technology — 18.5%
Communications Equipment — 2.7%
319,200	Digi International Inc. †	4,705,008
205,900	NETGEAR, Inc. †,(a)	7,463,875

		12,168,883

Computers & Peripherals — 2.4%
348,185	Rimage Corporation †	10,999,164

See Notes to Financial Statements.

4

Shares		Value

Information Technology (Continued)
Electronic Equipment & Instruments — 1.5%
88,004	LoJack Corporation †	$1,961,609
348,900	TTM Technologies, Inc. †,(a)	4,535,700

		6,497,309

Information Technology Services — 2.1%
139,900	ManTech International Corporation, Class A †	4,313,117
150,500	SI International, Inc. †,(a)	4,969,510

		9,282,627

Internet Software & Services — 2.6%
262,700	j2 Global Communications, Inc. †,(a)	9,168,230
240,100	TheStreet.com, Inc. (a)	2,612,288

		11,780,518

Semiconductors & Semiconductor Equipment — 5.6%
285,249	Diodes Incorporated †,(a)	11,914,851
343,800	Silicon Motion Technology Corporation, ADR †	8,536,554
355,900	Ultra Clean Holdings, Inc. †,(a)	4,975,482

		25,426,887

Software — 1.6%
400	Digimarc Corporation, †	3,924
258,600	Smith Micro Software, Inc. †,(a)	3,894,516
262,200	Sonic Solutions †,(a)	3,306,342

		7,204,782

Total Information Technology		83,360,170

Materials — 4.3%
Chemicals — 1.6%
540,000	Landec Corporation †	7,236,000

Metals & Mining — 2.7%
166,000	Claymont Steel Holdings, Inc. †	3,550,740
179,600	Horsehead Holding Corp., 144A †,(b),(c),(d),(e)	3,008,300
105,000	Novamerican Steel Inc. †,(a)	5,599,650

		12,158,690

Total Materials		19,394,690

TOTAL COMMON STOCKS
(Cost $265,888,428)		426,968,236

See Notes to Financial Statements.

5

Munder Micro-Cap Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

LIMITED PARTNERSHIPS — 0.4%
(Cost $2,740,400)
Financials — 0.4%
Real Estate Investment Trusts (REITs) — 0.4%
221,000	Kodiak Funding, LP †,(b),(d),(e)	$1,796,730

INVESTMENT COMPANY SECURITIES — 4.6%
Energy — 1.9%
Energy Equipment & Services — 1.3%
262,700	Enerflex Systems Income Fund	2,599,256
155,100	Mullen Group Income Fund (a)	3,101,272

		5,700,528

Oil, Gas & Consumable Fuels — 0.6%
153,200	NGP Capital Resources Company (a)	2,561,504

Total Energy		8,262,032

Multi-Industry — 2.7%
12,252,275	Institutional Money Market Fund (g)	12,252,275

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $17,187,860)		20,514,307
COLLATERAL FOR SECURITIES ON LOAN — 23.0%
(Cost $103,674,304)
103,674,304	State Street Navigator Securities Trust – Prime Portfolio (h)	103,674,304

TOTAL INVESTMENTS
(Cost $389,490,992)	122.7%	552,953,577
OTHER ASSETS AND LIABILITIES (Net)	(22.7)	(102,230,625)

NET ASSETS	100.0%	$450,722,952

See Notes to Financial Statements.

6

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of June 30, 2007, (see Notes to Financial Statements, Note 2). At June 30, 2007, these securities represent $9,365,034, 2.1% of net assets.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At June 30, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $9,365,034, 2.1% of net assets.

Security	Acquisition Date	Cost

Asset Capital Corp., Inc. 144A	06/23/05	$2,220,200
Horsehead Holding Corp., 144A	11/20/06	2,334,800
Kodiak Funding, LP	12/19/06	2,740,400
Star Asia Financial Ltd., 144A	02/22/07	2,621,000

(f)	Security, or a portion thereof, is designated on the Fund’s books as collateral for written call options contracts.

(g)	Affiliated company security (see Notes to Financial Statements, Note 3).

(h)	At June 30, 2007, the market value of the securities on loan is $99,266,932.

OPEN OPTIONS CONTRACTS WRITTEN

	Number of	Exercise	Expiration
Name of Issuer	Contracts	Price	Date	Value

Ceradyne, Inc., Call Options	500	$70.00	09/22/07	$450,000
Ceradyne, Inc., Call Options	500	75.00	09/22/07	275,000

ABBREVIATION:

ADR — American Depositary Receipt

See Notes to Financial Statements.

7

Munder Micro-Cap Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

At June 30, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	87.9%	$396,424,605
Canada	4.3	19,436,863
Taiwan	1.9	8,536,554
Netherlands Antilles	0.5	2,121,460
Israel	0.1	448,754

TOTAL COMMON STOCKS	94.7	426,968,236
LIMITED PARTNERSHIPS	0.4	1,796,730
INVESTMENT COMPANY SECURITIES	4.6	20,514,307
COLLATERAL FOR SECURITIES ON LOAN	23.0	103,674,304

TOTAL INVESTMENTS	122.7	552,953,577
OTHER ASSETS AND LIABILITIES (Net)	(22.7)	(102,230,625)

NET ASSETS	100.0%	$450,722,952

See Notes to Financial Statements.

8

[This Page Intentionally Left Blank]

9

Munder Micro-Cap Equity Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $377,238,717)	$540,701,302
Securities of affiliated company (cost — $12,252,275)	12,252,275

Total Investments	552,953,577
Dividends receivable	1,470,936
Receivable for investment securities sold	4,998,443
Receivable for Fund shares sold	442,171
Prepaid expenses and other assets	83,172

Total Assets	559,948,299

LIABILITIES:
Custodian overdraft payable	667,390
Payable for investment securities purchased	501,814
Payable for Fund shares redeemed	2,985,677
Payable upon return of securities loaned	103,674,304
Options written, at value (premium received $364,494)	725,000
Transfer agency/record keeping fees payable	301,703
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	162,023
Trustees’ fees and expenses payable	57,901
Administration fees payable	40,964
Investment advisory fees payable	24,974
Shareholder servicing fees payable — Class K Shares	1,996
Accrued expenses and other payables	81,601

Total Liabilities	109,225,347

NET ASSETS	$450,722,952

Investments, at cost	$389,490,992

*	Including $99,266,932 of securities loaned.

See Notes to Financial Statements.

10

NET ASSETS consist of:
Undistributed net investment income	$928,133
Accumulated net realized gain on investments sold	28,692,183
Net unrealized appreciation of investments	163,102,571
Paid-in capital	258,000,065

$450,722,952

NET ASSETS:
Class A Shares	$291,502,571

Class B Shares	$40,068,948

Class C Shares	$79,372,669

Class K Shares	$8,543,872

Class R Shares	$1,879,815

Class Y Shares	$29,355,077

SHARES OUTSTANDING:
Class A Shares	6,098,481

Class B Shares	904,466

Class C Shares	1,791,212

Class K Shares	178,727

Class R Shares	39,426

Class Y Shares	600,720

CLASS A SHARES:
Net asset value and redemption price per share	$47.80

Maximum sales charge	5.50%
Maximum offering price per share	$50.58

CLASS B SHARES:
Net asset value and offering price per share*	$44.30

CLASS C SHARES:
Net asset value and offering price per share*	$44.31

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$47.80

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$47.68

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$48.87

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Micro-Cap Equity Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$155,103
Dividends on securities of unaffiliated companies(a)	11,852,006
Dividends on securities of affiliated company	158,989
Securities lending, net of borrower rebates	318,928

Total Investment Income	12,485,026

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	842,913
Class B Shares	426,892
Class C Shares	883,775
Class R Shares	9,817
Shareholder servicing fees:
Class K Shares	24,303
Investment advisory fees	5,083,496
Transfer agency/record keeping fees	1,250,419
Administration fees	619,333
Printing and mailing fees	147,457
Custody fees	101,419
Registration and filing fees	84,476
Legal and audit fees	55,096
Trustees’ fees and expenses	42,794
Other	56,790

Total Expenses	9,628,980

NET INVESTMENT INCOME	2,856,046

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	40,600,321
Options written	824,574
Foreign currency-related transactions	(23,822)
Net change in unrealized appreciation/(depreciation) of:
Securities	(9,299,915)
Options written	(496,293)
Foreign currency-related transactions	268

Net realized and unrealized gain on investments	31,605,133

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,461,179

(a)	Net of foreign withholding taxes of $105,269.

See Notes to Financial Statements.

12

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Net investment income/(loss)	$2,856,046	$(332,485)
Net realized gain from security transactions, options written and foreign currency-related transactions	41,401,073	17,920,373
Net change in unrealized appreciation/(depreciation) of securities, options written and foreign currency-related transactions	(9,795,940)	56,163,011

Net increase in net assets resulting from operations	34,461,179	73,750,899
Dividends to shareholders from net investment income:
Class A Shares	(1,605,681)	(1,171,716)
Class K Shares	(45,833)	(31,067)
Class R Shares	(4,514)	(1,337)
Class Y Shares	(210,287)	(200,073)
Distributions to shareholders from net realized gains:
Class A Shares	(8,206,540)	(13,517,762)
Class B Shares	(1,082,332)	(2,858,041)
Class C Shares	(2,302,136)	(4,091,438)
Class K Shares	(226,979)	(407,047)
Class R Shares	(45,152)	(56,559)
Class Y Shares	(664,917)	(1,482,466)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(114,755,722)	95,887,931
Class B Shares	(12,224,311)	(15,792,475)
Class C Shares	(25,469,044)	15,358,432
Class K Shares	(2,240,793)	221,205
Class R Shares	(159,984)	860,092
Class Y Shares	(2,450,875)	(6,886,289)
Short-term trading fees	13,922	43,128
Voluntary contribution from Advisor	—	82,370

Net increase/(decrease) in net assets	(137,219,999)	139,707,787
NET ASSETS:
Beginning of year	587,942,951	448,235,164

End of year	$450,722,952	$587,942,951

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$928,133	$(37,776)

See Notes to Financial Statements.

13

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Amount
Class A Shares:
Sold*	$41,707,096	$172,839,967
Issued as reinvestment of dividends and distributions	7,928,102	11,484,383
Redeemed	(164,390,920)	(88,436,419)

Net increase/(decrease)	$(114,755,722)	$95,887,931

Class B Shares:
Sold	$1,709,150	$9,196,988
Issued as reinvestment of distributions	873,196	2,185,346
Redeemed*	(14,806,657)	(27,174,809)

Net decrease	$(12,224,311)	$(15,792,475)

Class C Shares:
Sold	$3,482,511	$30,886,037
Issued as reinvestment of distributions	1,582,775	2,766,556
Redeemed	(30,534,330)	(18,294,161)

Net increase/(decrease)	$(25,469,044)	$15,358,432

Class K Shares:
Sold	$571,761	$1,253,106
Issued as reinvestment of dividends and distributions	94,014	98,561
Redeemed	(2,906,568)	(1,130,462)

Net increase/(decrease)	$(2,240,793)	$221,205

Class R Shares:
Sold	$640,740	$2,277,412
Issued as reinvestment of dividends and distributions	49,666	57,767
Redeemed	(850,390)	(1,475,087)

Net increase/(decrease)	$(159,984)	$860,092

Class Y Shares:
Sold	$1,779,429	$3,044,450
Issued as reinvestment of dividends and distributions	736,806	525,589
Redeemed	(4,967,110)	(10,456,328)

Net decrease	$(2,450,875)	$(6,886,289)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

14

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Shares
Class A Shares:
Sold*	942,163	3,960,412
Issued as reinvestment of dividends and distributions	181,176	272,659
Redeemed	(3,686,571)	(2,003,834)

Net increase/(decrease)	(2,563,232)	2,229,237

Class B Shares:
Sold	42,123	227,559
Issued as reinvestment of distributions	21,589	55,720
Redeemed *	(359,157)	(651,298)

Net decrease	(295,445)	(368,019)

Class C Shares:
Sold	84,048	768,554
Issued as reinvestment of distributions	39,129	70,461
Redeemed	(735,491)	(444,800)

Net increase/(decrease)	(612,314)	394,215

Class K Shares:
Sold	12,689	27,967
Issued as reinvestment of dividends and distributions	2,147	2,342
Redeemed	(63,199)	(25,780)

Net increase/(decrease)	(48,363)	4,529

Class R Shares:
Sold	14,366	51,543
Issued as reinvestment of dividends and distributions	1,139	1,376
Redeemed	(18,832)	(32,291)

Net increase/(decrease)	(3,327)	20,628

Class Y Shares:
Sold	39,333	68,856
Issued as reinvestment of dividends and distributions	16,405	12,206
Redeemed	(108,403)	(230,909)

Net decrease	(52,665)	(149,847)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

15

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$45.38	$41.30		$35.06	$23.96	$25.12

Income/(loss) from investment operations:
Net investment income/(loss)	0.33	0.06		(0.06)	(0.15)	(0.20)
Net realized and unrealized gain/(loss) on investments	3.32	6.00		6.30	11.24	(0.96)

Total from investment operations	3.65	6.06		6.24	11.09	(1.16)

Less distributions:
Dividends from net investment income	(0.21)	(0.14)		—	—	—
Distributions from net realized gains	(1.02)	(1.85)		—	—	—

Total distributions	(1.23)	(1.99)		—	—	—

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.01	—

Voluntary contribution from Advisor	—	0.01		—	—	—

Net asset value, end of period	$47.80	$45.38		$41.30	$35.06	$23.96

Total return(d)	8.31%	15.14	%(e)	17.77%	46.33%	(4.66)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$291,503	$393,068		$265,645	$144,184	$62,027
Ratio of operating expenses to average net assets	1.72%	1.65%		1.74%	1.80%	1.98%
Ratio of net investment income/(loss) to average net assets	0.74%	0.13%		(0.16)%	(0.47)%	(1.00)%
Portfolio turnover rate	23%	26%		36%	52%	66%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.72%	1.65%		1.74%	1.81%	1.99%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 26, 1996 and February 24, 1997, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 15.12% for Class A Shares and 14.26% for Class B Shares.

See Notes to Financial Statements.

16

B Shares

Year	Year		Year	Year	Year
Ended	Ended		Ended	Ended	Ended
6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$42.27	$38.74		$33.14	$22.81	$24.10

0.00 (c)	(0.25)		(0.33)	(0.37)	(0.34)
3.05	5.62		5.93	10.69	(0.95)

3.05	5.37		5.60	10.32	(1.29)

—	—		—	—	—
(1.02)	(1.85)		—	—	—

(1.02)	(1.85)		—	—	—

0.00 (c)	0.00	(c)	0.00 (c)	0.01	—

—	0.01		—	—	—

$44.30	$42.27		$38.74	$33.14	$22.81

7.45%	14.29	%(e)	16.90%	45.22%	(5.35)%

$40,069	$50,718		$60,749	$55,158	$40,548
2.47%	2.40%		2.49%	2.55%	2.73%
(0.01)%	(0.61)%		(0.95)%	(1.22)%	(1.75)%
23%	26%		36%	52%	66%
2.47%	2.40%		2.49%	2.56%	2.74%

See Notes to Financial Statements.

17

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$42.28	$38.75		$33.15	$22.82	$24.11

Income/(loss) from investment operations:
Net investment income/(loss)	0.00 (c)	(0.25)		(0.33)	(0.37)	(0.34)
Net realized and unrealized gain/(loss) on investments	3.05	5.62		5.93	10.69	(0.95)

Total from investment operations	3.05	5.37		5.60	10.32	(1.29)

Less distributions:
Dividends from net investment income	—	—		—	—	—
Distributions from net realized gains	(1.02)	(1.85)		—	—	—

Total distributions	(1.02)	(1.85)		—	—	—

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.01	—

Voluntary contribution from Advisor	—	0.01		—	—	—

Net asset value, end of period	$44.31	$42.28		$38.75	$33.15	$22.82

Total return(d)	7.45%	14.28	%(e)	16.89%	45.20%	(5.35)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$79,373	$101,613		$77,869	$50,341	$25,175
Ratio of operating expenses to average net assets	2.47%	2.40%		2.49%	2.55%	2.73%
Ratio of net investment income/(loss) to average net assets	(0.01)%	(0.61)%		(0.92)%	(1.22)%	(1.75)%
Portfolio turnover rate	23%	26%		36%	52%	66%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.47%	2.40%		2.49%	2.56%	2.74%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on March 31, 1997 and December 31, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 14.25% for Class C Shares and 15.09% for Class K Shares.

See Notes to Financial Statements.

18

K Shares

Year	Year		Year	Year	Year
Ended	Ended		Ended	Ended	Ended
6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$45.40	$41.31		$35.07	$23.96	$25.13

0.34	0.06		(0.06)	(0.15)	(0.20)
3.29	6.01		6.30	11.25	(0.97)

3.63	6.07		6.24	11.10	(1.17)

(0.21)	(0.14)		—	—	—
(1.02)	(1.85)		—	—	—

(1.23)	(1.99)		—	—	—

0.00 (c)	0.00	(c)	0.00 (c)	0.01	—

—	0.01		—	—	—

$47.80	$45.40		$41.31	$35.07	$23.96

8.28%	15.11	%(e)	17.79%	46.31%	(4.62)%

$8,544	$10,309		$9,195	$5,693	$3,989
1.72%	1.65%		1.74%	1.80%	1.98%
0.76%	0.14%		(0.15)%	(0.47)%	(1.00)%
23%	26%		36%	52%	66%
1.72%	1.65%		1.74%	1.81%	1.99%

See Notes to Financial Statements.

19

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Year	Year		Period
	Ended	Ended		Ended
	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$45.28	$41.21		$33.58

Income/(loss) from investment operations:
Net investment income/(loss)	0.22	(0.03)		(0.11)
Net realized and unrealized gain/(loss) on investments	3.30	5.97		7.74

Total from investment operations	3.52	5.94		7.63

Less distributions:
Dividends from net investment income	(0.10)	(0.03)		—
Distributions from net realized gains	(1.02)	(1.85)		—

Total distributions	(1.12)	(1.88)		—

Short-term trading fees	0.00 (c)	0.00	(c)	0.00	(c)

Voluntary contribution from Advisor	—	0.01		—

Net asset value, end of period	$47.68	$45.28		$41.21

Total return(d)	8.02%	14.84	%(e)	22.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,880	$1,936		$912
Ratio to operating expenses to average net assets	1.97%	1.90%		1.99	%(f)
Ratio of net investment income/(loss) to average net assets	0.50%	(0.08)%		(0.31	)%(f)
Portfolio turnover rate	23%	26%		36%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.97%	1.90%		1.99	%(f)

(a)	Class R Shares and Y Shares of the Fund commenced operations on July 29, 2004 and December 26, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 14.82% for Class R Shares and 15.37% for Class Y Shares.

(f)	Annualized.

See Notes to Financial Statements.

20

Y Shares

Year	Year		Year	Year	Year
Ended	Ended		Ended	Ended	Ended
6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$46.37	$42.16		$35.71	$24.34	$25.46

0.46	0.17		0.08	(0.07)	(0.15)
3.38	6.13		6.37	11.43	(0.97)

3.84	6.30		6.45	11.36	(1.12)

(0.32)	(0.25)		—	—	—
(1.02)	(1.85)		—	—	—

(1.34)	(2.10)		—	—	—

0.00 (c)	0.00	(c)	0.00 (c)	0.01	—

—	0.01		—	—	—

$48.87	$46.37		$42.16	$35.71	$24.34

8.56%	15.39	%(e)	18.06%	46.71%	(4.40)%

$29,355	$30,299		$33,865	$9,928	$8,576
1.47%	1.40%		1.49%	1.55%	1.73%
1.01%	0.39%		0.20%	(0.22)%	(0.75)%
23%	26%		36%	52%	66%
1.47%	1.40%		1.49%	1.56%	1.74%

See Notes to Financial Statements.

21

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22

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007

1. Organization

    As of June 30, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Micro-Cap Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest each without par value.

    From January 6, 2006 through February 28, 2007, the Fund was closed to new investors, subject to certain limited exceptions. The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of June 30, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

23

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including options contracts, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. The value of securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

24

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

25

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Prior to December 14, 2006, the limit on securities lending was 25% of the value of the Fund’s total assets. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Options: The Fund may write call options on securities it owns for hedging purposes. When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the premium received for the option. If the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such

26

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

27

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.00%. Prior to December 29, 2006, the fee was computed daily and payable monthly.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2007, the Advisor earned $619,333 before payment of sub-administration fees and $414,113 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.1220% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the year ended June 30, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $6,136 in advisory fees before waivers and expense reimbursements ($180 after waivers and reimbursements) and $2,602 in administration fees.

    The Advisor made a voluntary capital contribution to the Fund during the year ended June 30, 2006 of $82,370 after completing a review of the application of the Fund’s redemption fee policy in prior years.

28

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,659 for its administrative, record keeping and other related services provided to the Fund for the period ended December 29, 2006. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $18 from commissions on Class A Shares of the Fund for the period ended December 29, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the year ended June 30, 2007, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST, MSTII or @Vantage. No officer, director or employee of Comerica or any of its affiliates received any compensation from MST, MSTII or @Vantage during the period ended December 29, 2006.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations

29

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

(collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor.

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 29, 2006, the Fund paid $739 to Comerica Securities and $12,100 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $117,253,771 and $275,888,162, respectively, for the year ended June 30, 2007.

    At June 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $170,602,420, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $6,882,049 and net appreciation for Federal income tax purposes was $163,720,371. At June 30, 2007, aggregate cost for Federal income tax purposes was $389,233,206.

30

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

    For the year ended June 30, 2007, the Fund had the following written covered call option contracts:

	Number of Contracts	Premium Amount

Beginning of year	700	$408,787
Written during the year	3,900	1,038,273
Expired during the year	(3,600)	(1,082,566)

Balance at end of year	1,000	$364,494

6. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the year ended June 30, 2007, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2007, total commitment fees for the Fund were $5,534.

7.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2007, permanent differences resulting primarily from foreign currency gains and losses were reclassified at year end. The

31

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(23,822)	$23,822

    The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2007 and June 30, 2006 were as follows:

	Ordinary	Long-term
	Income	Capital Gains	Total

June 30, 2007	$1,866,315	$12,528,056	$14,394,371
June 30, 2006	—	$23,817,506	$23,817,506

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Capital
Ordinary	Long-Term	Loss	Unrealized
Income	Gains	Carryover	Appreciation	Total

$960,706	$34,560,976	$(6,126,580)	$163,360,358	$192,755,460

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $6,126,580 of unused capital losses expiring in 2010. These losses were inherited in the February 25, 2005 merger with the Munder Small Company Growth Fund and are subject to limitations.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2007 in the amount of $2,496,954.

9. Tax Information (Unaudited)

    For the fiscal year ended June 30, 2007, the Fund designates approximately $11,957,275 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

    For the year ended June 30, 2007, the amount of long-term capital gain distributions designated by the Fund was $12,528,056.

10.	Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of

32

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

12.	Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their

33

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

34

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of the Advisory Agreement.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the Fund’s benchmark indexes and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. (“Morningstar”).

    The Board considered the one-, three- and five-year total return on a net basis of the Fund’s Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. The Board also considered the Fund’s one-, three-, five- and ten-year total return as compared to the performance of other funds in the same Morningstar category as the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the performance of

35

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

the Russell Microcap Index for the three- and five-year periods, but trailed for the one-year period, (2) the Fund’s average annual total returns for Class Y Shares on a net basis exceeded the performance of the Russell Microcap Index for the three-year period, but trailed for the one- and five-year periods, (3) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the median performance of the Fund’s Lipper peer group for the three-, five- and ten-year periods, but trailed the median performance of the Fund’s Lipper peer group for the one-year period, and (4) the Fund had favorable Morningstar ratings and was classified as a “Lipper Leader.”

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of

36

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

14.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal

37

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business- University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

38

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

39

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

40

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

		Term of	Principal
		Office(1) and	Occupation(s)
	Position(s) with	Length of	During Past
Name, Address and Age	the Funds	Time Served(2)	5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

41

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2007 (continued)

		Term of	Principal
		Office(1) and	Occupation(s)
	Position(s) with	Length of	During Past
Name, Address and Age	the Funds	Time Served(2)	5 Years

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

42

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Micro-Cap Equity Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Micro-Cap Equity Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Micro-Cap Equity Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

43

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNMICRO607

ANNUAL REPORT
June 30, 2007
Munder Mid-Cap
Core Growth Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
x	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements
40	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2007, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Tony Dong, Brian Matuszak, Geoff Wilson, Andy Mui and George Sanders

    The Fund earned a return of 23.43% for the one year ended June 30, 2007, relative to the 18.51% return for the S&P MidCap 400® Index, the 19.73% return for the Russell Midcap® Growth Index, and the 18.94% median return for the Lipper universe of mid-cap growth funds.

    On an absolute basis, the Fund benefited from a positive environment for mid-cap investors during the year ended June 30, 2007. On a relative basis compared to its S&P MidCap 400® benchmark, strong performance of the Fund was primarily due to strong stock selection. In many cases, the Fund’s overweighted positions in securities not represented in the S&P MidCap 400® benchmark were significant contributors to relative performance. Positive stock selection made the greatest contributions in the consumer discretionary, industrials, financials and utilities sectors and this strength more than offset relatively weak stock selection in the consumer staples and materials sectors.

    An overweight in United Natural Foods, Inc. (0.8% of the Fund) and the lack of a position in Energizer Holdings, Inc. were the chief causes of weakness in the consumer staples sector. In the Fund’s materials sector, the negative impact of an underweight in Florida Rock Industries, Inc. (eliminated from the Fund in August) and the lack of positions in Martin Marietta Materials, Inc. and Lyondell Chemical Co. outweighed the positive contribution from the Fund’s investment in Phelps Dodge Corporation, which was sold by the Fund prior to its acquisition by Freeport-McMoRan Copper & Gold, Inc. in March.

    The relative strength of the Fund’s consumer discretionary holdings mostly came from overweighted positions in a number of stocks: GameStop Corp. (2.4% of the Fund), Penn National Gaming, Inc. (2.5% of the Fund), Jos. A. Bank Clothiers Inc. (1.2% of the Fund), Dick’s Sporting Goods, Inc. (1.6% of the Fund), Tiffany & Co. (1.2% of the Fund) and Sotheby’s (1.0% of the Fund). The strength of these positions more than counteracted the negative impact of overweights in Tractor Supply Company and Pulte Homes, Inc. These two stocks were eliminated from the Fund in February and April, respectively.

    McDermott International, Inc. (2.2% of the Fund), General Cable Corporation (2.1% of the Fund) and EMCOR Group, Inc. (2.2% of the Fund) were the top contributors to relative performance in the Fund’s industrials sector. These three stocks were not represented in the Fund’s S&P MidCap 400® benchmark. The Fund’s industrials sector also benefited from its lack of a position in Expeditors International of Washington, Inc. These positive factors significantly outweighed the negative impact of overweights in Old Dominion Freight Line, Inc. (1.0% of the Fund) and American Commercial Lines Inc. (1.1% of the Fund) and the lack of a position in Precision Castparts, Inc.

    A number of holdings were largely responsible for the strong relative performance of the financials sector of the Fund, with the largest contributions to relative returns coming from overweighted positions in Affiliated Managers Group, Inc. (1.9% of the

iii

Fund), HDFC Bank Limited (1.2% of the Fund), AmerUs Group Co. (sold from the Fund in September prior to being acquired by Aviva plc in November) and Global Signal, Inc. Global Signal was acquired by Crown Castle International Corp., which is in the telecommunication services sector, (1.3% of the Fund) in January. The positive performance of these holdings more than offset the negative impact of overweights in American Home Mortgage Investment Corp. (eliminated from the Fund in April), The PMI Group, Inc. (1.2% of the Fund), StanCorp Financial Group, Inc. (eliminated from the Fund in November) and Zions Bancorporation (0.8% of the Fund).

    The strong relative returns of the Fund’s utilities sector were primarily due to the overweighted positions in Equitable Resources, Inc. (2.0% of the Fund) and Entergy Corporation (0.9% of the Fund).

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. stock market. The Russell Midcap® Growth Index is an unmanaged index that measures the performance of a subset of the 800 smallest Russell 1000® companies (the largest 1,000 U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mid-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

[This Page Intentionally Left Blank]

v

Hypothetical and Total Returns

The following graph represents the performance of the Fund since the inception of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Mid-Cap Core Growth Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

vi

	GROWTH OF A $10,000 INVESTMENT THROUGH 6/30/07 SINCE INCEPTION

			S&P	Russell	Lipper
			MidCap	MidCap®	Mid-Cap
Class and	With	Without	400®	Growth	Growth Funds
Inception Date	Load	Load	Index*	Index*	Median**

CLASS Y 6/24/98	$ N/A	$34,152	$27,586	$18,495	$19,511

CLASS A 7/3/00	$20,021 (2)	$21,186	$20,123	$10,347	$11,090

CLASS B 7/5/00	N/A	$20,170	$20,123	$10,347	$11,090

CLASS C 7/14/00(1)	$18,847 (2)	$19,037	$20,123	$10,347	$11,090

CLASS K 12/17/02	N/A	$23,924	$21,968	$22,683	$20,630

CLASS R 7/29/04	N/A	$16,966	$16,015	$16,065	$15,659

(1)	Class II Shares were converted and/or reclassified as Class C Shares as of the close of business October 31, 2003. Performance information for Class C Shares for periods prior to October 31, 2003 is for Class II Shares, and reflects the fees and expenses of the Class II Shares prior to that date.

(2)	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares or 1.00% for Class II Shares (now Class C Shares), as applicable.

*	The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. stock market. The Russell Midcap® Growth Index is an unmanaged index that measures the performance of a subset of the 800 smallest Russell 1000® companies (the 1,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values. Index since inception comparative returns for Class A, Class B, Class C, Class K, Class R and Class Y Shares of the Fund are as of 7/1/00, 7/1/00, 7/1/00, 1/1/03, 8/1/04 and 7/1/98, respectively.

**	The Lipper Mid-Cap Growth Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, Class R and Class Y Shares of the Fund are as of 7/1/00, 7/1/00, 7/1/00, 1/1/03, 8/1/04 and 7/1/98, respectively.

vii

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

		One		Five			Since
	One	Year	Five	Years	Since		Inception
Class and	Year	w/out	Years	w/out	Inception		w/out
Inception Date	w/load	load	w/load	load	w/load		load

CLASS Y 6/24/98	N/A	23.43%	N/A	17.59%	N/A		14.59%

CLASS A 7/3/00	16.34% (2)	23.10%	15.98% (2)	17.30%	10.42% (2)		11.32%

CLASS B 7/5/00	17.16% (3)	22.16%	16.21% (3)	16.43%	N/A		10.56%

CLASS C 7/14/00(1)	21.16% (3)	22.16%	16.19% (2)	16.42%	9.53%	(2)	9.69%

CLASS K 12/17/02	N/A	23.11%	N/A	N/A	N/A		21.20%

CLASS R 7/29/04	N/A	22.77%	N/A	N/A	N/A		19.82%

(1)	Class II Shares were converted and/or reclassified as Class C Shares as of the close of business October 31, 2003. Performance information for Class C Shares for periods prior to October 31, 2003 is for Class II Shares, and reflects the fees and expenses of the Class II Shares prior to that date.

(2)	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares or 1.00% for Class II Shares (now Class C Shares), as applicable.

(3)	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

As identified in the current Fund prospectus, the gross expense ratios for Class A, Class B, Class C, Class K, Class R and Class Y Shares during the fiscal year ended 6/30/06 were 1.29%, 2.04%, 2.04%, 1.28%, 1.55% and 1.05%, respectively. Expenses for the fiscal year ended 6/30/07 are included in this Annual Report in the Financial Highlights. Munder Capital Management limited certain expenses of the Fund’s Class A, Class B and Class C Shares during the 2000-2001 calendar years and the Fund’s Class Y shares during the 1998-2001 calendar years. Total returns would have been lower if Munder Capital had not limited expenses during those periods.

viii

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ix

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

x

    Please note that the expenses shown in the table for the Fund and in similar tables for other Funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$1,170.60	$7.10	1.32%
Class B	$1,000.00	$1,166.40	$11.12	2.07%
Class C	$1,000.00	$1,166.50	$11.12	2.07%
Class K	$1,000.00	$1,170.70	$7.10	1.32%
Class R	$1,000.00	$1,169.50	$8.50	1.58%
Class Y	$1,000.00	$1,172.40	$5.82	1.08%

Hypothetical
Class A	$1,000.00	$1,018.25	$6.61	1.32%
Class B	$1,000.00	$1,014.53	$10.34	2.07%
Class C	$1,000.00	$1,014.53	$10.34	2.07%
Class K	$1,000.00	$1,018.25	$6.61	1.32%
Class R	$1,000.00	$1,016.96	$7.90	1.58%
Class Y	$1,000.00	$1,019.44	$5.41	1.08%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

xi

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xii

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, June 30, 2007

Shares		Value

COMMON STOCKS — 98.4%
Consumer Discretionary — 14.5%
Diversified Consumer Services — 2.1%
3,375,800	Service Corporation International	$43,142,724
867,700	Sotheby’s (a)	39,931,554

		83,074,278

Hotels, Restaurants & Leisure — 2.5%
1,638,400	Penn National Gaming, Inc. †	98,451,456

Household Durables — 1.1%
1,008,300	Jarden Corporation †,(a)	43,366,983

Media — 0.8%
522,900	Lamar Advertising Company, Class A (a)	32,817,204

Specialty Retail — 7.0%
1,091,500	Dick’s Sporting Goods, Inc. †,(a)	63,492,555
2,352,100	GameStop Corp., Class A †,(a)	91,967,110
1,103,974	Jos. A. Bank Clothiers Inc. †,(a),(b)	45,781,802
1,082,600	United Auto Group, Inc. (a)	23,048,554
908,500	Tiffany & Co.	48,205,010

		272,495,031

Textiles, Apparel & Luxury Goods — 1.0%
386,400	Polo Ralph Lauren Corporation	37,909,704

Total Consumer Discretionary		568,114,656

Consumer Staples — 2.2%
Food & Staples Retailing — 0.8%
1,190,200	United Natural Foods, Inc. †,(a)	31,635,516

Food Products — 1.4%
1,623,300	Flowers Foods, Inc. (a)	54,153,288

Total Consumer Staples		85,788,804

Energy — 9.1%
Energy Equipment & Services — 6.2%
317,000	Core Laboratories N.V. †,(a)	32,235,730
882,300	National Oilwell Varco, Inc. †,(a)	91,970,952
658,600	Oil States International, Inc. †,(a)	27,226,524
1,139,600	Superior Energy Services, Inc. †,(a)	45,492,832
897,800	TETRA Technologies, Inc. †,(a)	25,317,960

See Notes to Financial Statements.

1

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Energy Equipment & Services (Continued)
376,674	Weatherford International Ltd. †	$20,807,472

		243,051,470

Oil, Gas & Consumable Fuels — 2.9%
1,290,300	Chesapeake Energy Corporation (a)	44,644,380
1,137,633	XTO Energy Inc.	68,371,743

		113,016,123

Total Energy		356,067,593

Financials — 16.0%
Capital Markets — 4.9%
577,000	Affiliated Managers Group, Inc. †,(a)	74,294,520
294,600	BlackRock, Inc. (a)	46,131,414
626,000	Eaton Vance Corp.	27,656,680
2,102,200	TD AMERITRADE Holding Corporation †,(a)	42,044,000

		190,126,614

Commercial Banks — 3.1%
609,800	Compass Bancshares, Inc.	42,064,004
572,600	HDFC Bank Limited, ADR (a)	48,247,276
395,750	Zions Bancorporation	30,437,133

		120,748,413

Diversified Financial Services — 1.3%
94,600	Chicago Mercantile Exchange Holdings Inc., Class A	50,550,456

Insurance — 2.8%
1,516,100	Axis Capital Holdings Limited	61,629,465
843,600	ProAssurance Corporation †,(a)	46,963,212

		108,592,677

Real Estate Investment Trusts (REITs) — 1.4%
643,500	iStar Financial Inc.	28,526,355
988,905	RAIT Financial Trust (a)	25,731,308

		54,257,663

Real Estate Management & Development — 1.3%
463,700	Jones Lang LaSalle Incorporated	52,629,950

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Thrifts & Mortgage Finance — 1.2%
1,077,800	PMI Group, Inc. (The)	$48,145,326

Total Financials		625,051,099

Health Care — 8.6%
Biotechnology — 0.3%
427,000	Vertex Pharmaceuticals Incorporated †,(a)	12,195,120

Health Care Equipment & Supplies — 3.0%
1,063,900	Cytyc Corporation †	45,864,729
614,400	Hologic, Inc. †,(a)	33,982,464
891,700	ResMed, Inc. †,(a)	36,791,542

		116,638,735

Health Care Providers & Services — 5.1%
540,300	DaVita, Inc. †	29,111,364
496,300	Express Scripts, Inc. †,(a)	24,819,963
563,700	Laboratory Corporation of America Holdings †	44,115,162
981,800	Psychiatric Solutions, Inc. †,(a)	35,600,068
1,733,400	VCA Antech, Inc. †,(a)	65,331,846

		198,978,403

Life Sciences Tools & Services — 0.2%
133,200	Techne Corporation †	7,620,372

Total Health Care		335,432,630

Industrials — 17.8%
Aerospace & Defense — 2.2%
874,300	L-3 Communications Holdings, Inc. (a)	85,148,077

Commercial Services & Supplies — 5.1%
785,800	Corrections Corporation of America †	49,591,838
46,165	IHS Inc., Class A †	2,123,590
1,670,600	Mobile Mini, Inc. †,(a)	48,781,520
296,100	Ritchie Bros. Auctioneers Incorporated	18,541,782
1,769,100	Stericycle, Inc. †,(a)	78,654,186

		197,692,916

Construction & Engineering — 2.2%
1,162,500	EMCOR Group, Inc. †,(a)	84,746,250

Electrical Equipment — 2.0%
1,061,000	General Cable Corporation †,(a)	80,370,750

See Notes to Financial Statements.

3

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Industrial Conglomerates — 2.2%
1,037,375	McDermott International, Inc. †	$86,226,610

Machinery — 2.0%
1,255,400	Oshkosh Truck Corporation (a)	78,989,768

Marine — 1.1%
1,658,500	American Commercial Lines Inc. †,(a)	43,203,925

Road & Rail — 1.0%
1,266,175	Old Dominion Freight Line, Inc. †,(a)	38,175,176

Total Industrials		694,553,472

Information Technology — 15.7%
Communications Equipment — 2.1%
1,389,800	CommScope, Inc. †,(a)	81,094,830

Computers & Peripherals — 1.0%
1,490,300	Logitech International S.A., ADR †,(a)	39,329,017

Electronic Equipment & Instruments — 1.6%
821,525	Itron, Inc. †,(a)	64,029,659

Information Technology Services — 3.5%
658,400	Cognizant Technology Solutions Corporation, Class A †	49,439,256
660,200	Fidelity National Information Services, Inc.	35,835,656
1,519,700	Wright Express Corporation †,(a)	52,080,119

		137,355,031

Internet Software & Services — 3.2%
749,000	Akamai Technologies, Inc. †,(a)	36,431,360
358,000	aQuantive, Inc. †,(a)	22,840,400
1,892,200	j2 Global Communications, Inc. †,(a)	66,037,780

		125,309,540

Semiconductors & Semiconductor Equipment — 2.6%
765,300	FormFactor, Inc. †,(a)	29,310,990
924,900	Microchip Technology Incorporated (a)	34,258,296
1,809,300	Veeco Instruments Inc. †,(a),(b)	37,524,882

		101,094,168

See Notes to Financial Statements.

4

Shares		Value

Information Technology (Continued)
Software — 1.7%
1,960,900	Blackbaud, Inc. (a)	$43,296,672
529,100	NAVTEQ Corporation †,(a)	22,402,094

		65,698,766

Total Information Technology		613,911,011

Materials — 6.4%
Chemicals — 5.2%
1,269,144	Airgas, Inc.	60,791,998
574,760	FMC Corporation	51,377,796
603,000	Praxair, Inc.	43,409,970
1,220,800	Syngenta AG, ADR	47,525,744

		203,105,508

Metals & Mining — 1.2%
362,800	Carpenter Technology Corporation (a)	47,276,468

Total Materials		250,381,976

Telecommunication Services — 2.1%
Wireless Telecommunication Services — 2.1%
1,412,287	Crown Castle International Corp. †,(a)	51,223,649
397,800	NII Holdings, Inc. †,(a)	32,118,372

Total Telecommunication Services		83,342,021

Utilities — 6.0%
Electric Utilities — 4.0%
322,100	Entergy Corporation	34,577,435
1,160,900	ITC Holdings Corp. (a)	47,167,367
2,590,400	Northeast Utilities	73,463,744

		155,208,546

Gas Utilities — 2.0%
1,556,900	Equitable Resources, Inc.	77,159,964

Total Utilities		232,368,510

TOTAL COMMON STOCKS
(Cost $2,990,931,301)		3,845,011,772

See Notes to Financial Statements.

5

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

INVESTMENT COMPANY SECURITIES — 1.2%
Multi-Industry — 1.2%
25,189,856	Institutional Money Market Fund (b)	$25,189,856
143,700	Midcap SPDR TrustTM, Series 1 (a)	23,415,915

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $48,012,810)		48,605,771

COLLATERAL FOR SECURITIES ON LOAN — 20.7%
(Cost $808,302,768)
808,302,768	State Street Navigator Securities Trust – Prime Portfolio (c)	808,302,768

TOTAL INVESTMENTS
(Cost $3,847,246,879)	120.3%	4,701,920,311
OTHER ASSETS AND LIABILITIES (Net)	(20.3)	(795,007,896)

NET ASSETS	100.0%	$3,906,912,415

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

(c)	At June 30, 2007, the market value of the securities on loan is $794,749,746.

ABBREVIATIONS:

ADR — American Depositary Receipt
SPDR — Standard & Poor’s® Depositary Receipt

See Notes to Financial Statements.

6

At June 30, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	92.1%	$3,597,502,758
Switzerland	2.2	86,854,761
Bermuda	1.6	61,629,465
India	1.2	48,247,276
Netherlands	0.8	32,235,730
Canada	0.5	18,541,782

TOTAL COMMON STOCKS	98.4	3,845,011,772
COLLATERAL FOR SECURITIES ON LOAN	20.7	808,302,768
INVESTMENT COMPANY SECURITIES	1.2	48,605,771

TOTAL INVESTMENTS	120.3	4,701,920,311
OTHER ASSETS AND LIABILITIES (Net)	(20.3)	(795,007,896)

NET ASSETS	100.0%	$3,906,912,415

See Notes to Financial Statements.

7

Munder Mid-Cap Core Growth Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $3,744,515,724)	$4,593,423,771
Securities of affiliated companies** (cost — $102,731,155)	108,496,540

Total Investments	4,701,920,311
Cash	484,454
Dividends receivable	2,268,089
Receivable for investment securities sold	23,158,311
Receivable for Fund shares sold	22,055,025
Prepaid expenses and other assets	200,563

Total Assets	4,750,086,753

LIABILITIES:
Payable for investment securities purchased	25,994,922
Payable for Fund shares redeemed	6,461,724
Payable upon return of securities loaned	808,302,768
Transfer agency/record keeping fees payable	1,005,152
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	818,107
Administration fees payable	189,785
Investment advisory fees payable	160,526
Trustees’ fees and expenses payable	38,326
Shareholder servicing fees payable — Class K Shares	21,043
Accrued expenses and other payables	181,985

Total Liabilities	843,174,338

NET ASSETS	$3,906,912,415

Investments, at cost	$3,847,246,879

*	Including $746,170,682 of securities loaned.

**	Including $48,579,064 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(30,763)
Accumulated net realized loss on investments sold	(14,503,953)
Net unrealized appreciation of investments	854,673,432
Paid-in capital	3,066,773,699

$3,906,912,415

NET ASSETS:
Class A Shares	$1,874,868,013

Class B Shares	$68,203,526

Class C Shares	$452,983,175

Class K Shares	$101,567,118

Class R Shares	$42,500,949

Class Y Shares	$1,366,789,634

SHARES OUTSTANDING:
Class A Shares	63,699,245

Class B Shares	2,426,222

Class C Shares	16,082,319

Class K Shares	3,452,562

Class R Shares	1,449,059

Class Y Shares	45,794,692

CLASS A SHARES:
Net asset value and redemption price per share	$29.43

Maximum sales charge	5.50%
Maximum offering price per share	$31.14

CLASS B SHARES:
Net asset value and offering price per share*	$28.11

CLASS C SHARES:
Net asset value and offering price per share*	$28.17

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$29.42

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$29.33

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$29.85

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Mid-Cap Core Growth Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$420,345
Dividends on securities of unaffiliated companies(a)	21,455,672
Dividends on securities of affiliated companies	734,369
Securities lending, net of borrower rebates	837,597

Total Investment Income	23,447,983

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	3,498,103
Class B Shares	584,693
Class C Shares	3,434,878
Class R Shares	109,203
Shareholder servicing fees:
Class K Shares	266,139
Investment advisory fees	21,473,742
Transfer agency/record keeping fees	5,701,496
Administration fees	2,066,396
Custody fees	378,505
Registration and filing fees	200,306
Legal and audit fees	111,323
Trustees’ fees and expenses	39,256
Interest expense	1,498
Other	532,568

Total Expenses	38,398,106

NET INVESTMENT LOSS	(14,950,123)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated companies	13,629,263
Security transactions of affiliated companies	(204,141)
Foreign currency-related transactions	26,358
Net change in unrealized appreciation/(depreciation) of:
Securities	667,451,270
Foreign currency-related transactions	(1,570)

Net realized and unrealized gain on investments	680,901,180

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$665,951,057

(a)	Net of foreign withholding taxes of $282,332.

See Notes to Financial Statements.

10

Munder Mid-Cap Core Growth Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Net investment income/(loss)	$(14,950,123)	$10,267,335
Net realized gain/(loss) from security and foreign currency-related transactions	13,451,480	(25,228,369)
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	667,449,700	120,877,163

Net increase in net assets resulting from operations	665,951,057	105,916,129
Dividends to shareholders from net investment income:
Class A Shares	(2,037,988)	(2,833,267)
Class K Shares	(193,751)	(474,868)
Class R Shares	—	(7,520)
Class Y Shares	(2,703,244)	(2,025,878)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	490,130,040	816,633,649
Class B Shares	3,592,069	24,547,497
Class C Shares	110,506,702	195,681,647
Class K Shares	(31,811,759)	13,976,262
Class R Shares	27,374,520	8,176,531
Class Y Shares	525,832,322	468,276,291
Short-term trading fees	171,575	177,776

Net increase in net assets	1,786,811,543	1,628,044,249
NET ASSETS:
Beginning of year	2,120,100,872	492,056,623

End of year	$3,906,912,415	$2,120,100,872

Undistributed net investment income/(Accumulated net investment loss)	$(30,763)	$4,907,351

See Notes to Financial Statements.

11

Munder Mid-Cap Core Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Amount
Class A Shares:
Sold	$903,149,841	$954,544,108
Issued as reinvestment of dividends	1,550,395	2,204,062
Redeemed	(414,570,196)	(140,114,521)

Net increase	$490,130,040	$816,633,649

Class B Shares:
Sold	$13,749,422	$34,796,684
Redeemed	(10,157,353)	(10,249,187)

Net increase	$3,592,069	$24,547,497

Class C Shares:
Sold	$161,886,797	$210,896,624
Redeemed	(51,380,095)	(15,214,977)

Net increase	$110,506,702	$195,681,647

Class K Shares:
Sold	$9,859,529	$29,751,155
Issued as reinvestment of dividends	18,519	32,670
Redeemed	(41,689,807)	(15,807,563)

Net increase/(decrease)	$(31,811,759)	$13,976,262

Class R Shares:
Sold	$33,531,327	$9,641,432
Issued as reinvestment of dividends	—	7,520
Redeemed	(6,156,807)	(1,472,421)

Net increase	$27,374,520	$8,176,531

Class Y Shares:
Sold	$660,794,556	$501,714,898
Issued as reinvestment of dividends	2,492,252	1,784,091
Redeemed	(137,454,486)	(35,222,698)

Net increase	$525,832,322	$468,276,291

See Notes to Financial Statements.

12

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Shares
Class A Shares:
Sold	35,280,008	41,044,975
Issued as reinvestment of dividends	65,280	97,095
Redeemed	(16,022,414)	(5,966,603)

Net increase	19,322,874	35,175,467

Class B Shares:
Sold	575,022	1,564,118
Redeemed	(417,916)	(454,568)

Net increase	157,106	1,109,550

Class C Shares:
Sold	6,616,400	9,437,287
Redeemed	(2,079,175)	(673,976)

Net increase	4,537,225	8,763,311

Class K Shares:
Sold	400,685	1,274,752
Issued as reinvestment of dividends	780	1,440
Redeemed	(1,626,065)	(683,737)

Net increase/(decrease)	(1,224,600)	592,455

Class R Shares:
Sold	1,289,298	406,795
Issued as reinvestment of dividends	—	332
Redeemed	(231,922)	(63,018)

Net increase	1,057,376	344,109

Class Y Shares:
Sold	25,515,434	21,124,745
Issued as reinvestment of dividends	103,714	77,637
Redeemed	(5,255,139)	(1,484,149)

Net increase	20,364,009	19,718,233

See Notes to Financial Statements.

13

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$23.95	$21.47	$18.35	$13.94	$13.34

Income/(loss) from investment operations:
Net investment income/(loss)	(0.13)	0.21	(0.08)	(0.14)	(0.19)
Net realized and unrealized gain on investments	5.65	2.38	3.20	4.55	0.79

Total from investment operations	5.52	2.59	3.12	4.41	0.60

Less distributions:
Dividends from net investment income	(0.04)	(0.11)	—	—	—

Total distributions	(0.04)	(0.11)	—	—	—

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$29.43	$23.95	$21.47	$18.35	$13.94

Total return(d)	23.10%	12.10%	17.00%	31.64%	4.50%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$1,874,868	$1,063,027	$197,523	$14,892	$3,570
Ratio of operating expenses to average net assets	1.32%	1.29%	1.37%	1.57%	1.87%
Ratio of net investment income/(loss) to average net assets	(0.50)%	0.88%	(0.41)%	(0.86)%	(1.46)%
Portfolio turnover rate	46%	60%	45%	53%	58%
Ratio of operating expenses to average net assets without expense reimbursements	1.32%	1.29%	1.37%	1.57%	1.88%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on July 3, 2000 and July 5, 2000, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

14

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$23.01	$20.68	$17.80	$13.63	$13.14

(0.31)	0.05	(0.21)	(0.27)	(0.27)
5.41	2.28	3.09	4.44	0.76

5.10	2.33	2.88	4.17	0.49

—	—	—	—	—

—	—	—	—	—

0.00(c )	0.00(c )	0.00(c )	—	—

$28.11	$23.01	$20.68	$17.80	$13.63

22.16%	11.32%	16.12%	30.59%	3.73%

$68,204	$52,218	$23,974	$8,855	$2,878
2.06%	2.04%	2.12%	2.32%	2.62%
(1.25)%	0.20%	(1.12)%	(1.64)%	(2.21)%
46%	60%	45%	53%	58%
2.06%	2.04%	2.12%	2.32%	2.63%

See Notes to Financial Statements.

15

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$23.06	$20.72	$17.84	$13.65	$13.17

Income/(Loss) from investment operations:
Net investment income/(loss)	(0.31)	0.03	(0.22)	(0.27)	(0.27)
Net realized and unrealized gain on investments	5.42	2.31	3.10	4.46	0.75

Total from investment operations	5.11	2.34	2.88	4.19	0.48

Less distributions:
Dividends from net investment income	—	—	—	—	—

Total distributions	—	—	—	—	—

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$28.17	$23.06	$20.72	$17.84	$13.65

Total return(d)	22.16%	11.29%	16.14%	30.70%	3.64%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$452,983	$266,190	$57,628	$4,010	$1,252
Ratio of operating expenses to average net assets	2.06%	2.04%	2.12%	2.32%	2.62%
Ratio of net investment income/(loss) to average net assets	1.25%	0.14%	(1.15)%	(1.64)%	(2.21)%
Portfolio turnover rate	46%	60%	45%	53%	58%
Ratio of operating expenses to average net assets without expense reimbursements	2.06%	2.04%	2.12%	2.32%	2.63%

(a)	Prior to the close of business on October 31, 2003 the Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on July 14, 2000, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for Class II Shares and reflect the fees and expenses of the Class II Shares. Class K Shares of the Fund commenced operations on December 17, 2002.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

16

K Shares

Year	Year	Year	Year	Period
Ended	Ended	Ended	Ended	Ended
6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$23.94	$21.46	$18.34	$13.94	$12.38

(0.13)	0.22	(0.07)	(0.13)	(0.11)
5.65	2.37	3.19	4.53	1.67

5.52	2.59	3.12	4.40	1.56

(0.04)	(0.11)	—	—	—

(0.04)	(0.11)	—	—	—

0.00(c )	0.00(c )	0.00(c )	—	—

$29.42	$23.94	$21.46	$18.34	$13.94

23.11%	12.11%	17.01%	31.56%	12.60%

$101,567	$111,988	$87,649	$25,788	$70
1.31%	1.28%	1.37%	1.57%	1.87	%(e)
(0.50)%	0.97%	(0.38)%	(0.77)%	(1.46	)%(e)
46%	60%	45%	53%	58%
1.31%	1.28%	1.37%	1.57%	1.88	%(e)

See Notes to Financial Statements.

17

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Year	Year	Period
	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$23.89	$21.41	$17.33

Income/(loss) from investment operations:
Net investment income/(loss)	(0.20)	0.11	(0.12)
Net realized and unrealized gain on investments	5.64	2.43	4.20

Total from investment operations	5.44	2.54	4.08

Less distributions:
Dividends from net investment income	—	(0.06)	—

Total distributions	—	(0.06)	—

Short-term trading fees	0.00 (c)	0.00 (c)	0.00	(c)

Net asset value, end of period	$29.33	$23.89	$21.41

Total return(d)	22.77%	11.86%	23.54%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$42,501	$9,357	$1,019
Ratio to operating expenses to average net assets	1.57%	1.55%	1.62	%(e)
Ratio of net investment income/(loss) to average net assets	(0.75)%	0.45%	(0.63	)%(e)
Portfolio turnover rate	46%	60%	45%
Ratio of operating expenses to average net assets without expense reimbursements	1.57%	1.55%	1.62	%(e)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004 and June 24, 1998, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

18

Y Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$24.27	$21.75	$18.55	$14.05	$13.42

(0.06)	0.25	(0.03)	(0.11)	(0.15)
5.73	2.44	3.23	4.61	0.78

5.67	2.69	3.20	4.50	0.63

(0.09)	(0.17)	—	—	—

(0.09)	(0.17)	—	—	—

0.00 (c)	0.00 (c)	0.00 (c)	—	—

$29.85	$24.27	$21.75	$18.55	$14.05

23.43%	12.41%	17.25%	32.03%	4.69%

$1,366,790	$617,320	$124,264	$42,188	$26,948
1.07%	1.05%	1.12%	1.32%	1.62%
(0.25)%	1.04%	(0.13)%	(0.69)%	(1.21)%
46%	60%	45%	53%	58%
1.07%	1.05%	1.12%	1.32%	1.63%

See Notes to Financial Statements.

19

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20

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007

1.	Organization

    As of June 30, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Mid-Cap Core Growth Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of June 30, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

21

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

22

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected in the Fund’s Portfolio of Investments of Statement of Assets and

23

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

24

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2007, the Advisor earned $2,066,396 before payment of sub-administration fees and $1,387,444 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.0722% for administrative services.

25

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the year ended June 30, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $36,538 in advisory fees before waivers and expense reimbursements ($1,071 after waivers and reimbursements) and $15,492 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank was paid $4,387 for its administrative, record keeping and other related services provided to the Fund for the period ended December 29, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the year ended June 30, 2007, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST, MSTII or @Vantage. No officer, director or employee of Comerica or any of its affiliates

26

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

received any compensation from MST, MSTII or @Vantage during the period ended December 29, 2006.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the ”Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the ”Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor.

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 29, 2006, the Fund paid $112 to Comerica Securities and $140,451 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $2,417,723,577 and $1,323,570,843, respectively, for the year ended June 30, 2007.

    At June 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $878,465,387,

27

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $29,625,247 and net appreciation for Federal income tax purposes was $848,840,140. At June 30, 2007, aggregate cost for Federal income tax purposes was $3,853,080,171.

6.	Affiliated Company Securities

    The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities. At, or during the year ended June 30, 2007, the Fund held the following securities of affiliated companies:

		Purchased		Sold
	Value at					Value at	Dividend	Realized
Affiliated Company	6/30/06	Cost	Shares	Proceeds	Shares	6/30/07	Income	Loss

Jos. A. Bank Clothiers Inc.	$16,701,893	$13,478,040	424,200	$531,591	17,300	$45,781,802	$—	$(204,141)
Veeco Instruments Inc.	19,317,552	19,882,505	999,000	—	—	37,524,882	—	—

7.	Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. During the year ended June 30, 2007, the maximum outstanding borrowing was $52,604,000. During the one day the Fund utilized the line of credit, the outstanding balance was $52,604,000, with an interest rate of 5.75%. Interest expense totaled $8,402 for the year ended June 30, 2007. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. For the year ended June 30, 2007, total commitment fees for the Fund were $24,759.

8.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally

28

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2007, permanent differences resulting primarily from foreign currency gains and losses and net operating losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net	Net	Paid-In
Investment Income	Realized Gain	Capital

$14,946,992	$(26,358)	$(14,920,634)

    During the years ended June 30, 2007 and June 30, 2006, dividends of $4,934,983 and $5,341,533 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Capital	Unrealized
Loss Carryover	Appreciation	Total

$(8,670,661)	$848,840,140	$840,169,479

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $8,670,661 of unused capital losses which expire in 2014.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2007 in the amount of $2,449,536.

10.	Tax Information (Unaudited)

    Of the distributions paid by the Fund, 100% will qualify for dividend received deduction available to corporate shareholders.

    For the fiscal year ended June 30, 2007, the Fund designates approximately $21,738,004 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

29

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

11.	Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14.	Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder

30

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

31

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of the Advisory Agreement.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three- and five-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the Fund’s benchmark indexes and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three- and five-year and the overall “star” ratings of the Fund by Morningstar, Inc. (“Morningstar”).

    The Board considered the one-, three- and five-year total return on a net basis of the Fund’s Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. The Board also considered the Fund’s one-, three- and five-year total return as compared to the performance of other funds in the same Morningstar category as the Fund.

32

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the performance of the benchmark indexes for the one-, three- and five-year and since inception periods, (2) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the median performance of the Fund’s Lipper peer group for the one-, three- and five-year periods, and (3) the Fund had favorable Lipper rankings and Morningstar ratings and was classified as a “Lipper Leader.”

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets

33

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

34

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

15.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

35

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business- University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

36

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

37

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an ”interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

38

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2007 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

39

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Mid-Cap Core Growth Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Mid-Cap Core Growth Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Mid-Cap Core Growth Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

40

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNMCCG607

ANNUAL REPORT
June 30, 2007
Munder Real Estate
Equity Investment Fund
Class A, B, C, K & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
viii	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in real estate-related securities, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Furthermore, real estate investments are subject to special risks related to property tax rates, property values and borrower defaults.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of June 30, 2007 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 INVESTMENT ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Robert Crosby and Brian Matuszak

    The Fund generated a return of 8.21% for the year ended June 30, 2007, relative to the 12.57% return for the FTSE NAREIT Equity REIT Index and the 11.12% median return for the Lipper universe of real estate funds.

    Although the Fund benefited from a positive market environment for investors in real estate investment trusts (REITs) during the year ended June 30, 2007, the Fund lagged its FTSE NAREIT benchmark primarily due to weak stock selection in the mortgage-commercial financing, lodging/resorts and industrial/office-office segments of the Fund.

    The Fund’s mortgage-commercial financing holdings had a significant negative impact on relative performance. Investments in this segment subtracted approximately 0.61 percentage points from the Fund’s performance relative to the benchmark, which does not include any mortgage REITs.

    In the Fund’s lodging/resorts segment, overweighted positions in LaSalle Hotel Properties (2.6% of the Fund) and Ashford Hospitality Trust, Inc. (2.1% of the Fund) were the primary detractors from the relative performance, more than offsetting the positive impact of an overweight in Hersha Hospitality Trust (0.7% of the Fund).

    An underweight in Equity Office Properties Trust, which was sold from the Fund in December 2006 before being taken private by Blackhawk Parent LLC in February 2007, had the largest negative impact in the Fund’s office segment. Overweights in both BioMed Realty Trust, Inc. (1.4% of the Fund) and Corporate Office Properties Trust (2.4% of the Fund) also held back returns in the industrial/office-office segment.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The FTSE NAREIT Equity REIT Index is an unmanaged index that includes all tax-qualified equity REITs (firms with 75% or more of gross invested book assets in real property) with common shares traded on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market List that meet certain minimum market capitalization, liquidity and free-float parameters as of the date of the annual index review. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of real estate funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of the Fund, Class A Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Real Estate Equity Investment Fund

CLASS A SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

iv

	10-YEAR GROWTH OF A $10,000 INVESTMENT THROUGH 6/30/07

					FTSE	Lipper
				S&P	NAREIT	Real Estate
Class and	With		Without	500®	Equity	Funds
Inception Date	Load		Load	Index*	Index*	Median**

CLASS A 9/30/94	$28,853	#	$30,536	$19,909	$34,418	$34,519

CLASS B 10/3/94	N/A		$28,703	$19,909	$34,418	$34,519

CLASS C 1/5/96	N/A		$28,341	$19,909	$34,418	$34,519

CLASS K 10/3/96	N/A		$30,498	$19,909	$34,418	$34,519

CLASS Y 10/3/94	N/A		$31,310	$19,909	$34,418	$34,519

#	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

*	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The FTSE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REIT Index is an unmanaged index that includes all tax-qualified equity REITs (firms with 75% or more of gross invested book assets in real property) with common shares traded on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market List that meet certain minimum market capitalization, liquidity and free-float parameters as of the date of the annual index review. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/97.

**	The Lipper Real Estate Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/97.

v

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

		One		Five		Ten		Since
	One	Year	Five	Years	Ten	Years	Since	Inception
Class and	Year	w/out	Years	w/out	Years	w/out	Inception	w/out
Inception Date	w/load	load	w/load	load	w/load	load	w/load	load

CLASS A 9/30/94	1.98%#	7.90%	16.09%#	17.41%	11.18%#	11.81%	12.84%#	13.34%

CLASS B 10/3/94	2.61%†	7.18%	16.33%†	16.55%	N/A	11.12%	N/A	12.80%

CLASS C 1/5/96	6.26%†	7.17%	N/A	16.53%	N/A	10.98%	N/A	12.79%

CLASS K 10/3/96	N/A	7.97%	N/A	17.41%	N/A	11.80%	N/A	13.11%

CLASS Y 10/3/94	N/A	8.21%	N/A	17.70%	N/A	12.09%	N/A	13.63%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

As identified in the current Fund prospectus, the gross expense ratios for Class A, Class B, Class C, Class K and Class Y Shares for the fiscal year ended 6/30/06 were 1.48%, 2.23%, 2.23%, 1.48% and 1.23%, respectively. Expenses for the fiscal year ended 6/30/07 are included in this Annual Report in the Financial Highlights. Munder Capital Management limited certain expenses of the Fund’s Class A, Class B, Class C and Class Y Shares during the 1995-1997 calendar years and the Fund’s Class K Shares during the 1996-1997 calendar years. Total returns would have been lower if Munder Capital had not limited expenses during those periods.

#	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

vi

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vii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

viii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$903.90	$7.22	1.53%
Class B	$1,000.00	$901.10	$10.70	2.27%
Class C	$1,000.00	$901.00	$10.75	2.28%
Class K	$1,000.00	$904.10	$7.22	1.53%
Class Y	$1,000.00	$905.10	$6.00	1.27%

Hypothetical
Class A	$1,000.00	$1,017.21	$7.65	1.53%
Class B	$1,000.00	$1,013.54	$11.33	2.27%
Class C	$1,000.00	$1,013.49	$11.38	2.28%
Class K	$1,000.00	$1,017.21	$7.65	1.53%
Class Y	$1,000.00	$1,018.50	$6.36	1.27%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

ix

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x

Munder Real Estate Equity Investment Fund

Portfolio of Investments, June 30, 2007

Shares		Value

COMMON STOCKS — 98.2%
Real Estate Investment Trusts (REITs) — 98.2%
Diversified — 4.6%
16,500	Colonial Properties Trust	$601,425
23,275	Vornado Realty Trust	2,556,526

		3,157,951

Healthcare — 4.8%
15,750	Health Care REIT, Inc.	635,670
80,900	Medical Properties Trust, Inc.	1,070,307
43,975	Ventas, Inc.	1,594,094

		3,300,071

Hybrid — 3.0%
50,600	BRT Realty Trust	1,316,106
17,500	iStar Financial Inc.	775,775

		2,091,881

Industrial/ Office — Industrial — 5.6%
9,200	AMB Property Corporation	489,624
7,450	First Potomac Realty Trust	173,511
56,350	ProLogis	3,206,315

		3,869,450

Industrial/ Office — Mixed — 1.3%
9,700	Digital Realty Trust, Inc.	365,496
8,525	PS Business Parks, Inc.	540,229

		905,725

Industrial/ Office — Office — 13.0%
18,050	Alexandria Real Estate Equities, Inc.	1,747,601
37,700	BioMed Realty Trust, Inc.	947,024
27,750	Boston Properties, Inc.	2,834,107
40,750	Corporate Office Properties Trust	1,671,158
14,428	SL Green Realty Corp.	1,787,485

		8,987,375

Lodging/ Resorts — 9.8%
125,425	Ashford Hospitality Trust, Inc.	1,474,998
40,650	Hersha Hospitality Trust, Class A	480,483
116,550	Host Hotels & Resorts, Inc.	2,694,636

See Notes to Financial Statements.

1

Munder Real Estate Equity Investment Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Lodging/ Resorts (Continued)
40,900	LaSalle Hotel Properties	$1,775,878
11,700	Sunstone Hotel Investors, Inc.	332,163

		6,758,158

Mortgage — Commercial Financing — 11.2%
85,800	JER Investors Trust Inc.	1,287,000
56,525	Newcastle Investment Corp.	1,417,082
105,300	NorthStar Realty Finance Corp.	1,317,303
21,600	Quadra Realty Trust, Inc. †	270,216
132,667	RAIT Financial Trust	3,451,995

		7,743,596

Mortgage — Home Financing — 2.6%
91,500	Alesco Financial Inc.	743,895
43,025	KKR Financial Corp.	1,071,753

		1,815,648

Residential — Apartments — 16.8%
10,350	Apartment Investment and Management Company, Class A	521,847
57,460	Archstone-Smith Trust	3,396,461
13,859	AvalonBay Communities, Inc.	1,647,558
19,750	Camden Property Trust	1,322,657
48,425	Equity Residential	2,209,633
10,850	Essex Property Trust, Inc.	1,261,855
24,700	Mid-America Apartment Communities, Inc.	1,296,256

		11,656,267

Retail — Regional Malls — 12.1%
9,125	CBL & Associates Properties, Inc.	328,956
64,400	Feldman Mall Properties, Inc.	734,160
41,195	General Growth Properties, Inc.	2,181,275
55,219	Simon Property Group, Inc.	5,137,576

		8,381,967

Retail — Shopping Centers — 8.8%
29,125	Developers Diversified Realty Corporation	1,535,179
62,674	Kimco Realty Corporation	2,385,999

See Notes to Financial Statements.

2

Shares		Value

Real Estate Investment Trusts (REITs) (Continued)
Retail — Shopping Centers (Continued)
44,700	Kite Realty Group Trust	$850,194
18,975	Regency Centers Corporation	1,337,737

		6,109,109

Self Storage — 4.6%
30,600	Public Storage, Inc.	2,350,692
16,700	Sovran Self Storage, Inc.	804,272

		3,154,964

Total Real Estate Investment Trusts (REITs)		67,932,162

TOTAL COMMON STOCKS
(Cost $40,042,318)		67,932,162

PREFERRED STOCK — 1.4%
(Cost $1,000,000)
Real Estate Management & Development — 1.4%
20,000	LBA Realty Funding II, Series A, 144A, 8.75%, due 08/05/2008 (a),(b),(c),(d)	1,003,000

INVESTMENT COMPANY SECURITY — 0.1%
(Cost $67,810)
67,810	Institutional Money Market Fund (e)	67,810

TOTAL INVESTMENTS
(Cost $41,110,128)	99.7%	69,002,972
OTHER ASSETS AND LIABILITIES (Net)	0.3	193,678

NET ASSETS	100.0%	$69,196,650

See Notes to Financial Statements.

3

Munder Real Estate Equity Investment Fund

Portfolio of Investments, June 30, 2007 (continued)

†	Non-income producing security.

(a)	Fair valued security as of June 30, 2007, (see Notes to Financial Statements, Note 2). At June 30, 2007, this security represents $1,003,000, 1.4% of net assets.

(b)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(c)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(d)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At June 30, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $1,003,000, 1.4% of net assets.

Security	Acquisition Date	Cost

LBA Realty Funding II, Series A, 144A, 8.75%, due 08/05/2008	07/29/03	$1,000,000

(e)	Affiliated company security (see Notes to Financial Statements, Note 3).

See Notes to Financial Statements.

4

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5

Munder Real Estate Equity Investment Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $41,042,318)	$68,935,162
Securities of affiliated company (cost — $67,810)	67,810

Total Investments	69,002,972
Dividends receivable	464,911
Receivable for investment securities sold	419,831
Receivable for Fund shares sold	5,097
Prepaid expenses and other assets	51,630

Total Assets	69,944,441

LIABILITIES:
Payable for Fund shares redeemed	628,554
Trustees’ fees and expenses payable	38,959
Transfer agency/record keeping fees payable	18,175
Administration fees payable	7,719
Distribution and shareholder servicing fees payable — Class A, B and C Shares	6,905
Investment advisory fees payable	2,845
Custody fees payable	207
Shareholder servicing fees payable — Class K Shares	61
Accrued expenses and other payables	44,366

Total Liabilities	747,791

NET ASSETS	$69,196,650

Investments, at cost	$41,110,128

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(31,322)
Accumulated net realized gain on investments sold	6,700,727
Net unrealized appreciation of investments	27,892,844
Paid-in capital	34,634,401

$69,196,650

NET ASSETS:
Class A Shares	$9,476,465

Class B Shares	$2,488,480

Class C Shares	$2,784,499

Class K Shares	$270,287

Class Y Shares	$54,176,919

SHARES OUTSTANDING:
Class A Shares	435,818

Class B Shares	114,785

Class C Shares	127,520

Class K Shares	12,461

Class Y Shares	2,489,345

CLASS A SHARES:
Net asset value and redemption price per share	$21.74

Maximum sales charge	5.50%
Maximum offering price per share	$23.01

CLASS B SHARES:
Net asset value and offering price per share*	$21.68

CLASS C SHARES:
Net asset value and offering price per share*	$21.84

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$21.69

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$21.76

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Real Estate Equity Investment Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$26,208
Dividends on securities of unaffiliated companies	2,900,026
Dividends on securities of affiliated company	10,789

Total Investment Income	2,937,023

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	29,896
Class B Shares	33,517
Class C Shares	33,667
Shareholder servicing fees:
Class K Shares	896
Investment advisory fees	615,736
Administration fees	134,267
Transfer agency/record keeping fees	88,993
Registration and filing fees	53,259
Legal and audit fees	41,936
Trustees’ fees and expenses	37,581
Custody fees	25,166
Other	55,015

Total Expenses	1,149,929

NET INVESTMENT INCOME	1,787,094

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	10,491,307
Net change in unrealized appreciation/(depreciation) of securities	(4,869,851)

Net realized and unrealized gain on investments	5,621,456

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,408,550

See Notes to Financial Statements.

8

Munder Real Estate Equity Investment Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Net investment income	$1,787,094	$1,818,536
Net realized gain from security transactions	10,491,307	11,133,681
Net change in net unrealized appreciation/(depreciation) of securities	(4,869,851)	258,840

Net increase in net assets resulting from operations	7,408,550	13,211,057
Dividends to shareholders from net investment income:
Class A Shares	(258,439)	(299,571)
Class B Shares	(48,598)	(103,965)
Class C Shares	(48,346)	(69,395)
Class K Shares	(7,686)	(8,181)
Class Y Shares	(1,554,336)	(2,352,648)
Distributions to shareholders from net realized gains:
Class A Shares	(1,635,958)	(784,700)
Class B Shares	(491,214)	(465,510)
Class C Shares	(445,373)	(248,771)
Class K Shares	(48,028)	(23,281)
Class Y Shares	(8,966,836)	(6,105,567)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(192,437)	1,212,814
Class B Shares	(312,833)	(3,343,185)
Class C Shares	44,072	(165,769)
Class K Shares	(122,985)	127,356
Class Y Shares	(1,975,214)	(9,729,016)
Short-term trading fees	1,987	2,506

Net decrease in net assets	(8,653,674)	(9,145,826)
NET ASSETS:
Beginning of year	77,850,324	86,996,150

End of year	$69,196,650	$77,850,324

Accumulated distributions in excess of net investment income	$(31,322)	$(28,046)

See Notes to Financial Statements.

9

Munder Real Estate Equity Investment Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Amount
Class A Shares:
Sold*	$3,824,964	$4,441,596
Issued as reinvestment of dividends and distributions	1,483,358	798,284
Redeemed	(5,500,759)	(4,027,066)

Net increase/(decrease)	$(192,437)	$1,212,814

Class B Shares:
Sold	$1,874,259	$536,532
Issued as reinvestment of dividends and distributions	391,147	415,361
Redeemed*	(2,578,239)	(4,295,078)

Net decrease	$(312,833)	$(3,343,185)

Class C Shares:
Sold	$971,747	$641,309
Issued as reinvestment of dividends and distributions	316,629	193,887
Redeemed	(1,244,304)	(1,000,965)

Net increase/(decrease)	$44,072	$(165,769)

Class K Shares:
Sold	$54,149	$244,030
Issued as reinvestment of dividends and distributions	39,233	1,619
Redeemed	(216,367)	(118,293)

Net increase/(decrease)	$(122,985)	$127,356

Class Y Shares:
Sold	$2,223,729	$8,064,150
Issued as reinvestment of dividends and distributions	10,188,107	2,178,343
Redeemed	(14,387,050)	(19,971,509)

Net decrease	$(1,975,214)	$(9,729,016)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

10

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Shares
Class A Shares:
Sold*	154,969	195,085
Issued as reinvestment of dividends and distributions	62,674	36,836
Redeemed	(227,346)	(177,816)

Net increase/(decrease)	(9,703)	54,105

Class B Shares:
Sold	76,022	23,574
Issued as reinvestment of dividends and distributions	16,602	19,362
Redeemed*	(107,543)	(190,547)

Net decrease	(14,919)	(147,611)

Class C Shares:
Sold	39,538	28,049
Issued as reinvestment of dividends and distributions	13,347	8,956
Redeemed	(51,184)	(43,928)

Net increase/(decrease)	1,701	(6,923)

Class K Shares:
Sold	2,088	10,546
Issued as reinvestment of dividends and distributions	1,661	70
Redeemed	(8,911)	(5,157)

Net increase/(decrease)	(5,162)	5,459

Class Y Shares:
Sold	90,510	369,598
Issued as reinvestment of dividends and distributions	430,265	97,441
Redeemed	(587,008)	(887,195)

Net decrease	(66,233)	(420,156)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

11

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$23.76	$22.94	$18.17	$14.96	$14.65

Income/(loss) from investment operations:
Net investment income	0.49	0.42	0.65	0.60	0.58
Net realized and unrealized gain on investments	1.55	3.10	4.82	3.26	0.39

Total from investment operations	2.04	3.52	5.47	3.86	0.97

Less distributions:
Dividends from net investment income	(0.54)	(0.71)	(0.70)	(0.65)	(0.66)
Distributions from net realized gains	(3.52)	(1.99)	—	—	—

Total distributions	(4.06)	(2.70)	(0.70)	(0.65)	(0.66)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$21.74	$23.76	$22.94	$18.17	$14.96

Total return(d)	7.90%	17.02%	30.69%	26.11%	7.22%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$9,476	$10,587	$8,978	$4,824	$3,599
Ratio of operating expenses to average net assets	1.52%	1.48%	1.47%	1.48%	1.51%
Ratio of net investment income to average net assets	2.01%	1.86%	3.13%	3.45%	4.32%
Portfolio turnover rate	26%	26%	34%	22%	19%
Ratio of operating expenses to average net assets without expense reimbursements	1.52%	1.48%	1.47%	1.48%	1.51%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on September 30, 1994 and October 3, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

12

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$23.70	$22.89	$18.13	$14.92	$14.62

0.31	0.27	0.52	0.47	0.48
1.55	3.07	4.79	3.26	0.38

1.86	3.34	5.31	3.73	0.86

(0.36)	(0.54)	(0.55)	(0.52)	(0.56)
(3.52)	(1.99)	—	—	—

(3.88)	(2.53)	(0.55)	(0.52)	(0.56)

0.00 (c)	0.00 (c)	0.00 (c)	—	—

$21.68	$23.70	$22.89	$18.13	$14.92

7.18%	16.19%	29.62%	25.24%	6.36%

$2,488	$3,073	$6,348	$6,848	$5,790
2.27%	2.23%	2.22%	2.23%	2.26%
1.28%	1.21%	2.51%	2.72%	3.57%
26%	26%	34%	22%	19%
2.27%	2.23%	2.22%	2.23%	2.26%

See Notes to Financial Statements.

13

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$23.85	$23.02	$18.23	$15.01	$14.70

Income/(loss) from investment operations:
Net investment income	0.31	0.26	0.51	0.45	0.48
Net realized and unrealized gain on investments	1.56	3.10	4.83	3.29	0.39

Total from investment operations	1.87	3.36	5.34	3.74	0.87

Less distributions:
Dividends from net investment income	(0.36)	(0.54)	(0.55)	(0.52)	(0.56)
Distributions from net realized gains	(3.52)	(1.99)	—	—	—

Total distributions	(3.88)	(2.53)	(0.55)	(0.52)	(0.56)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$21.84	$23.85	$23.02	$18.23	$15.01

Total return(d)	7.17%	16.08%	29.73%	25.16%	6.40%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$2,784	$3,001	$3,056	$2,781	$1,211
Ratio of operating expenses to average net assets	2.27%	2.23%	2.22%	2.23%	2.26%
Ratio of net investment income to average net assets	1.26%	1.14%	2.46%	2.58%	3.57%
Portfolio turnover rate	26%	26%	34%	22%	19%
Ratio of operating expenses to average net assets without expense reimbursements	2.27%	2.23%	2.22%	2.23%	2.26%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on January 5, 1996 and October 3, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

14

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$23.71	$22.91	$18.14	$14.93	$14.63

0.47	0.41	0.64	0.61	0.58
1.57	3.09	4.83	3.25	0.38

2.04	3.50	5.47	3.86	0.96

(0.54)	(0.71)	(0.70)	(0.65)	(0.66)
(3.52)	(1.99)	—	—	—

(4.06)	(2.70)	(0.70)	(0.65)	(0.66)

0.00 (c)	0.00 (c)	0.00 (c)	—	—

$21.69	$23.71	$22.91	$18.14	$14.93

7.97%	16.96%	30.69%	26.16%	7.16%

$270	$418	$279	$1,255	$3,166
1.52%	1.48%	1.47%	1.48%	1.51%
1.91%	1.81%	3.18%	3.64%	4.32%
26%	26%	34%	22%	19%
1.52%	1.48%	1.47%	1.48%	1.51%

See Notes to Financial Statements.

15

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$23.78	$22.96	$18.18	$14.97	$14.66

Income/(loss) from investment operations:
Net investment income	0.56	0.50	0.71	0.63	0.62
Net realized and unrealized gain on investments	1.54	3.07	4.83	3.27	0.38

Total from investment operations	2.10	3.57	5.54	3.90	1.00

Less distributions:
Dividends from net investment income	(0.60)	(0.76)	(0.76)	(0.69)	(0.69)
Distributions from net realized gains	(3.52)	(1.99)	—	—	—

Total distributions	(4.12)	(2.75)	(0.76)	(0.69)	(0.69)

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$21.76	$23.78	$22.96	$18.18	$14.97

Total return(d)	8.21%	17.25%	31.06%	26.40%	7.48%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$54,177	$60,771	$68,335	$56,612	$43,871
Ratio of operating expenses to average net assets	1.27%	1.23%	1.22%	1.23%	1.26%
Ratio of net investment income to average net assets	2.27%	2.19%	3.46%	3.67%	4.57%
Portfolio turnover rate	26%	26%	34%	22%	19%
Ratio of operating expenses to average net assets without expense reimbursements	1.27%	1.23%	1.22%	1.23%	1.26%

(a)	Class Y Shares of the Fund commenced operations on October 3, 1994.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

16

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2007

1.	Organization

    As of June 30, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Real Estate Equity Investment Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of June 30, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

17

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/ or comparable publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

18

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applies to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.74% of the value of its average daily net assets.

19

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2007, the Advisor earned $134,267 before payment of sub-administration fees and $86,430 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.1618% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the year ended June 30, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $416 in advisory fees before waivers and expense reimbursements ($12 after waivers and reimbursements) and $176 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). In addition, as of June 30, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank

20

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

earned $5,675 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2007.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the year ended June 30, 2007, no officer, director or employee of the Advisor, Comerica or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

21

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2007, the Fund paid $36 to Comerica Securities and $891 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $21,535,257 and $32,699,883, respectively, for the year ended June 30, 2007.

    At June 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $28,525,122, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $698,852 and net appreciation for Federal income tax purposes was $27,826,270. At June 30, 2007, aggregate cost for Federal income tax purposes was $41,176,702.

6. Investment Concentration

    The Fund primarily invests in equity securities of United States companies that are principally engaged in business within the real estate industry, most of which are REITs. Investing in the securities of real estate-related companies involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Adverse economic, business or political developments affecting that industry could have a major effect on the value of the Fund’s investments. In addition, investments in securities of REITs entail additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

7. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal

22

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the year ended June 30, 2007, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2007, total commitment fees for the Fund were $861.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2007, permanent differences resulting primarily from distribution redesignations were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain

$127,035	$(127,035)

    The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2007 and June 30, 2006 were as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total

June 30, 2007	$1,917,405	$11,587,409	$13,504,814
June 30, 2006	$1,826,839	$8,634,750	$10,461,589

23

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-Term	Unrealized
Income	Gain	Appreciation	Total

$151,528	$6,615,773	$27,826,270	$34,593,571

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

10. Tax Information (Unaudited)

    For the fiscal year ended June 30, 2007, the Fund designates approximately $2,900,026 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

    For the year ended June 30, 2007, the amount of long-term capital gain distributions designated by the Fund was $11,587,409.

11. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX

24

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

25

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of the Advisory Agreement.

26

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. (“Morningstar”).

    The Board considered the one-, three- and five-year total return on a net basis of the Fund’s Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. The Board also considered the Fund’s one-, three-, five- and ten-year total return as compared to the performance of other funds in the same Morningstar category as the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the performance of the benchmark for the one-, five- and ten-year and since inception periods, but trailed the performance of the benchmark for the three-year period, (2) the Fund’s average annual total returns for Class Y Shares on a net basis exceeded the performance of the benchmark for the five-year period, but trailed the performance of the benchmark for the one-, three-and ten-year and since inception periods, (3) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the median performance of the Fund’s Lipper peer group for the one-, five- and ten-year periods, but trailed the median performance of the Fund’s Lipper peer group for the three-year period, and (4) the Fund’s average annual total returns for Class Y Shares on a net basis equaled the median performance of the Fund’s Lipper peer group for the five-year period, but trailed the median performance of the Fund’s Lipper peer group for the one-, three- and ten-year periods.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board

27

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under

28

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

29

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

15. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business- University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

30

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

31

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

32

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

33

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2007 (continued)

		Term of	Principal
		Office(1) and	Occupation(s)
	Position(s) with	Length of	During Past
Name, Address and Age	the Funds	Time Served(2)	5 Years

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

34

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Real Estate Equity Investment Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Real Estate Equity Investment Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Real Estate Equity Investment Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

35

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[This Page Intentionally Left Blank]

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNREIT1607

ANNUAL REPORT
June 30, 2007
The Munder S&P ®
Index Funds
Class K and Y Shares

Munder S&P® MidCap Index Equity Fund

Munder S&P® SmallCap Index Equity Fund

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Last December, Munder Capital completed its management-led buyout, which resulted in the sale of World Asset Management, Munder Capital’s index and quantitative investment management division responsible for managing the Munder S&P® Index Funds, to Comerica Incorporated. When we completed the transaction, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
x	Shareholder Fee Example
Portfolios of Investments:
1	Munder S&P® MidCap Index Equity Fund
18	Munder S&P® SmallCap Index Equity Fund
40	Statements of Assets and Liabilities
42	Statements of Operations
44	Statements of Changes in Net Assets
46	Statements of Changes in Net Assets — Capital Stock Activity
48	Financial Highlights
53	Notes to Financial Statements
74	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in each Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Both the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Because each Fund’s goal is to invest in securities included in an index without regard to market trends, it may be particularly susceptible to a general decline in the market represented by that index.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie charts illustrate the allocation of each Fund’s investments by sector. Complete lists of holdings as of June 30, 2007, which are further broken down by industry, are contained in each Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available holdings data by calling (800) 438-5789.

MUNDER S&P® MIDCAP INDEX EQUITY FUND

 SECTOR ALLOCATION

ii

MUNDER S&P® SMALLCAP INDEX EQUITY FUND

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the applicable Fund for the year ended June 30, 2007. Performance of Class K Shares will differ. The returns for each Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

MUNDER S&P® MIDCAP INDEX EQUITY FUND

Portfolio Management Team: Lei (Michael) Liao, Kenneth Schluchter and Kevin Yousif

    The S&P® MidCap Index Equity Fund posted a 17.99% return for the year ended June 30, 2007, compared to the 18.51% return for the S&P® MidCap 400 Index.

    The Fund’s goal is to track closely the total return of the S&P MidCap 400® Index. The weight of each of the 400 stocks held in the Fund is monitored closely relative to its weight in the S&P MidCap 400® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return. As a result, the Fund’s return for the year ended June 30, 2007 was in line with that of its S&P MidCap 400® benchmark. One key reason for the difference in returns is that expenses are deducted from the Fund before its return is calculated.

    All ten sectors of the S&P MidCap 400® Index posted positive double-digit returns for the year ended June 30, 2007. The strongest performance came from the telecommunication services sector. While it generated a 42% return for the year, its small weight in the S&P MidCap 400® Index (less than 1%) limited its contribution to the Index’s return. Other top performing sectors included materials, consumer staples and information technology. The financials and health care sectors each posted a 12% return for the year, the lowest of all S&P MidCap 400® sectors.

iii

    In terms of both total return and relative weight in the Index, the information technology and consumer discretionary sectors had the largest impact on the Index’s return, each adding over three percentage points to the Index’s performance. The industrials and financials sectors each contributed over two percentage points to the Index’s return for the year.

MUNDER S&P® SMALLCAP INDEX EQUITY FUND

Portfolio Management Team: Lei (Michael) Liao, Kenneth Schluchter and Kevin Yousif

    The S&P® SmallCap Index Equity Fund posted a return of 15.48% for the year ended June 30, 2007, compared to the 16.04% return for the S&P SmallCap 600® Index.

    The Fund’s goal is to track closely the total return of the S&P SmallCap 600® Index. The weight of each of the 600 stocks held in the Fund is monitored closely relative to its weight in the S&P SmallCap 600® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return. As a result, the Fund’s return for the year ended June 30, 2007 was in line with that of its S&P SmallCap 600® benchmark. The difference in returns is primarily due to the fact that expenses are deducted from the Fund before its return is calculated.

    Of the S&P SmallCap 600® Index’s ten sectors, only the financials sector posted a negative return for the year. The remaining nine sectors all posted positive double-digit returns. The materials and telecommunication services sectors showed the greatest strength, each posting a return exceeding 30% for the year ended June 30, 2007. The information technology, industrials and consumer staples sectors each posted a return exceeding 20% for the year.

    Based on both total return and weight in the Index, the information technology and industrials sectors had the greatest positive impact on the S&P SmallCap 600® Index’s return for the year. The information technology and industrials sectors each contributed approximately four percentage points to the Index’s return for the year ended June 30, 2007, while the health care, consumer discretionary and materials sectors each contributed over 1.5 percentage points.

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard & Poor’s MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The Standard & Poor’s SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market.

You cannot invest directly in an index, securities in the Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iv

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v

Hypothetical and Total Returns

The following graphs represent the performance of each of the Funds since the inception of their oldest class of shares, Class Y Shares. The table following each line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered. Differing expenses of the class not shown in the line graph will have an effect on performance. In addition, the information contained in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder S&P® MidCap Index Equity Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

vi

	GROWTH OF A $10,000 INVESTMENT THROUGH 6/30/07 SINCE INCEPTION

	Munder S&P®
Class and	MidCap Index	S&P MidCap
Inception Date	Equity Fund	400® Index*

CLASS Y 2/13/98	$28,065	$28,997

CLASS K 11/4/99	$22,916	$24,106

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

Class and	One	Five	Since
Inception Date	Year	Years	Inception

CLASS Y 2/13/98	17.99%	13.64%	11.63%

CLASS K 11/4/99	17.74%	13.37%	11.44%

*	The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market.

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    As identified in the current prospectus, the gross expense ratios for Class K and Y shares of the Munder S&P® MidCap Index Equity Fund during the fiscal period ended 6/30/06 were 0.82% and 0.57%, respectively. Expenses for the fiscal year ended 6/30/07 are included in this Annual Report in the Financial Highlights. Munder Capital Management limited certain expenses of the Fund’s Class K Shares during the 1999-2003 calendar years and the Fund’s Class Y Shares during the 1998-2003 calendar years. Total returns would have been lower if Munder Capital had not limited expenses during those periods.

vii

Hypothetical and Total Returns

(Continued)

Munder S&P® SmallCap Index Equity Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

viii

	GROWTH OF A $10,000 INVESTMENT THROUGH 6/30/07 SINCE INCEPTION

	Munder S&P®
Class and	SmallCap Index	S&P SmallCap
Inception Date	Equity Fund	600® Index*

CLASS Y 10/27/99(1)	$24,774	$26,949

CLASS K 11/4/99	24,345	25,711

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

Class and	One	Five	Since
Inception Date	Year	Years	Inception

CLASS Y 10/27/99(1)	15.48%	13.75%	12.54%

CLASS K 11/4/99	15.24%	13.48%	12.33%

(1)	The Munder S&P® SmallCap Index Equity Fund commenced initial operations on August 7, 1997, ceased operations on May 18, 1998 and resumed operations on October 27, 1999. Information is provided for the period beginning on October 27, 1999.

*	The S&P SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market.

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    As identified in the current prospectus, the gross expense ratios for Class K and Y shares of the Munder S&P® SmallCap Index Equity Fund during the fiscal period ended 6/30/06 were 0.79% and 0.54%, respectively. Expenses for the fiscal year ended 6/30/07 are included in this Annual Report in the Financial Highlights. Munder Capital Management limited certain expenses of the Fund’s Class K Shares during the 1997-2002 calendar years and the Fund’s Class Y Shares during the 1998-2002 calendar years. Total returns would have been lower if Munder Capital had not limited expenses during those periods.

ix

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

    The examples below are based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The sections of the tables below entitled “Actual” provide information about actual account values and actual expenses for each class of each Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the Fund and class you own. If your account is an IRA, your expenses may also have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The sections of the tables below entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of either Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

x

    Please note that the expenses shown in the tables for the Funds and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

Munder S&P® MidCap Index Equity Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class K	$1,000.00	$1,115.50	$4.46	0.85%
Class Y	$1,000.00	$1,116.90	$3.15	0.60%

Hypothetical
Class K	$1,000.00	$1,020.58	$4.26	0.85%
Class Y	$1,000.00	$1,021.82	$3.01	0.60%

Munder S&P® SmallCap Index Equity Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class K	$1,000.00	$1,081.40	$4.13	0.80%
Class Y	$1,000.00	$1,082.30	$2.89	0.56%

Hypothetical
Class K	$1,000.00	$1,020.83	$4.01	0.80%
Class Y	$1,000.00	$1,022.02	$2.81	0.56%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

xi

[This Page Intentionally Left Blank]

xii

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2007

Shares		Value

COMMON STOCKS — 97.2%
Consumer Discretionary — 14.0%
Auto Components — 1.0%
4,959	ArvinMeritor, Inc. (a)	$110,090
4,010	BorgWarner, Inc.	345,020
9,886	Gentex Corporation (a)	194,655
5,284	Lear Corporation †	188,163
2,281	Modine Manufacturing Company	51,551

		889,479

Automobiles — 0.1%
2,427	Thor Industries, Inc. (a)	109,555

Diversified Consumer Services — 1.7%
6,564	Career Education Corporation †	221,666
6,018	Corinthian Colleges, Inc. †,(a)	98,033
4,123	DeVry, Inc. (a)	140,265
2,216	ITT Educational Services, Inc. †	260,114
3,558	Laureate Education, Inc. †	219,386
2,194	Matthews International Corporation, Class A (a)	95,680
3,107	Regis Corporation	118,843
3,993	Sotheby’s	183,758
988	Strayer Education, Inc. (a)	130,130

		1,467,875

Hotels, Restaurants & Leisure — 1.4%
5,141	Applebee’s International, Inc.	123,898
2,475	Bob Evans Farms, Inc. (a)	91,204
2,955	Boyd Gaming Corporation	145,357
7,879	Brinker International, Inc.	230,618
1,742	CBRL Group, Inc. (a)	74,000
4,995	Cheesecake Factory, Incorporated (The) †,(a)	122,477
2,473	International Speedway Corporation, Class A	130,352
3,770	Ruby Tuesday, Inc. (a)	99,264
4,641	Scientific Games Corporation †,(a)	162,203

		1,179,373

Household Durables — 1.7%
3,948	American Greetings Corporation, Class A (a)	111,847
2,719	Beazer Homes USA, Inc. (a)	67,078
1,747	Blyth, Inc.	46,435
3,358	Furniture Brands International, Inc. (a)	47,684

See Notes to Financial Statements.

1

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Household Durables (Continued)
2,540	Hovnanian Enterprises, Inc., Class A †,(a)	$41,986
2,410	M.D.C. Holdings, Inc. (a)	116,548
3,739	Mohawk Industries, Inc. †,(a),(b)	376,854
333	NVR, Inc. †,(a)	226,357
2,920	Ryland Group, Inc. (The) (a)	109,120
8,772	Toll Brothers, Inc. †,(a)	219,124
4,221	Tupperware Brands Corporation (a)	121,311

		1,484,344

Internet & Catalog Retail — 0.1%
4,182	Netflix, Inc. †,(a)	81,089

Leisure Equipment & Products — 0.1%
4,260	Callaway Golf Company (a)	75,871

Media — 1.3%
6,087	Belo Corp., Class A (a)	125,331
2,509	Catalina Marketing Corporation	79,034
1,939	Entercom Communications Corp. (a)	48,262
3,280	Harte-Hanks, Inc.	84,230
3,058	John Wiley & Sons, Inc.	147,671
3,185	Lee Enterprises Incorporated	66,439
1,573	Media General, Inc., Class A (a)	52,334
1,869	Scholastic Corporation †	67,172
3,325	Valassis Communications, Inc. †,(a)	57,157
389	Washington Post Company (The), Class B	301,899
5,133	Westwood One, Inc. (a)	36,906

		1,066,435

Multiline Retail — 0.7%
3,256	99¢ Only Stores †,(a)	42,686
7,097	Dollar Tree Stores, Inc. †	309,074
9,888	Saks, Inc. (a)	211,109

		562,869

Specialty Retail — 5.3%
7,395	Advance Auto Parts, Inc.	299,719
3,588	Aeropostale, Inc. †	149,548
13,676	American Eagle Outfitters, Inc. (b)	350,926
4,493	AnnTaylor Stores Corporation †	159,142

See Notes to Financial Statements.

2

Shares		Value

Consumer Discretionary (Continued)
Specialty Retail (Continued)
3,539	Barnes & Noble, Inc.	$136,145
4,126	Borders Group, Inc. (a)	78,642
14,865	CarMax, Inc. †	379,057
8,933	Charming Shoppes, Inc. †	96,744
12,158	Chico’s FAS, Inc. †,(a),(b)	295,926
4,202	Coldwater Creek Inc. †,(a)	97,612
2,740	Dick’s Sporting Goods, Inc. †,(a)	159,386
10,767	Foot Locker, Inc. (a)	234,721
10,598	GameStop Corp., Class A †	414,382
7,927	O’Reilly Automotive, Inc. †,(a)	289,732
4,804	Pacific Sunwear of California, Inc. †	105,688
4,564	Payless Shoesource, Inc. †	143,994
9,387	PetSmart, Inc.	304,608
4,864	Rent-A-Center, Inc. †,(a)	127,583
9,667	Ross Stores, Inc.	297,744
7,826	Urban Outfitters, Inc. †,(a)	188,059
7,685	Williams-Sonoma, Inc. (a)	242,692

		4,552,050

Textiles, Apparel & Luxury Goods — 0.6%
6,666	Hanesbrands, Inc. †	180,182
3,841	Phillips-Van Heusen Corporation	232,649
3,476	Timberland Company (The), Class A †	87,561

		500,392

Total Consumer Discretionary		11,969,332

Consumer Staples — 2.7%
Beverages — 0.3%
4,210	Hansen Natural Corporation †,(a)	180,946
4,186	PepsiAmericas, Inc.	102,808

		283,754

Food & Staples Retailing — 0.3%
4,451	BJ’s Wholesale Club, Inc. †	160,370
2,501	Ruddick Corporation	75,330

		235,700

Food Products — 0.9%
5,056	Hormel Foods Corporation (a)	188,842
3,916	J.M. Smucker Company (The)	249,293

See Notes to Financial Statements.

3

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Food Products (Continued)
1,624	Lancaster Colony Corporation (a)	$68,029
8,260	Smithfield Foods, Inc. †	254,325
1,884	Tootsie Roll Industries, Inc. (a)	52,206

		812,695

Household Products — 0.7%
4,538	Church & Dwight Co., Inc.	219,911
3,920	Energizer Holdings, Inc. †	390,432

		610,343

Personal Products — 0.4%
5,654	Alberto-Culver Company	134,113
3,900	NBTY, Inc. †	168,480

		302,593

Tobacco — 0.1%
1,796	Universal Corporation	109,412

Total Consumer Staples		2,354,497

Energy — 8.7%
Energy Equipment & Services — 3.6%
7,650	Cameron International Corporation †,(b)	546,746
4,510	FMC Technologies, Inc. †	357,282
8,851	Grant Prideco, Inc. †,(b)	476,449
7,235	Hanover Compressor Company †,(a)	172,555
7,141	Helmerich & Payne, Inc.	252,934
10,829	Patterson-UTI Energy, Inc.	283,828
11,520	Pride International, Inc. †,(a)	431,539
5,578	Superior Energy Services, Inc. †	222,674
3,975	Tidewater, Inc. (a)	281,748

		3,025,755

Oil, Gas & Consumable Fuels — 5.1%
9,906	Arch Coal, Inc. (a)	344,729
5,758	Cimarex Energy Co. (a)	226,923
8,411	Denbury Resources Inc. †	315,412
3,689	Encore Acquisition Company †,(a)	102,554
5,241	Forest Oil Corporation †,(a)	221,485
7,654	Frontier Oil Corporation	335,016

See Notes to Financial Statements.

4

Shares		Value

Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
8,992	Newfield Exploration Company †	$409,586
11,868	Noble Energy, Inc. (b)	740,444
1,742	Overseas Shipholding Group, Inc. (a)	141,799
8,543	Pioneer Natural Resources Company (a),(b)	416,130
5,008	Plains Exploration & Production Company †	239,432
4,045	Pogo Producing Company (a)	205,446
3,833	Quicksilver Resources, Inc. †,(a)	170,875
11,689	Southwestern Energy Company †,(b)	520,160

		4,389,991

Total Energy		7,415,746

Financials — 15.8%
Capital Markets — 2.3%
5,206	A.G. Edwards, Inc.	440,167
8,742	Eaton Vance Corp.	386,221
7,392	Jefferies Group, Inc.	199,436
5,492	Nuveen Investments, Inc. (a)	341,328
6,401	Raymond James Financial, Inc.	197,791
8,770	SEI Investments Company	254,681
5,800	Waddell & Reed Financial, Inc., Class A	150,858

		1,970,482

Commercial Banks — 2.6%
8,858	Associated Banc-Corp (a)	289,657
3,439	Bank of Hawaii Corporation	177,590
3,581	Cathay General Bancorp (a)	120,107
2,845	City National Corporation (a)	216,476
10,570	Colonial BancGroup, Inc. (a)	263,933
4,141	Cullen/Frost Bankers, Inc.	221,419
1,800	First Community Bancorp	102,978
5,541	FirstMerit Corporation (a)	115,973
3,530	Greater Bay Bancorp (a)	98,275
2,387	SVB Financial Group †,(a)	126,774
7,760	TCF Financial Corporation	215,728
2,097	Westamerica Bancorporation (a)	92,771
4,737	Wilmington Trust Corporation	196,633

		2,238,314

See Notes to Financial Statements.

5

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Consumer Finance — 0.2%
8,122	AmeriCredit Corp. †,(a)	$215,639

Diversified Financial Services — 0.5%
11,283	Leucadia National Corporation (a)	397,726

Insurance — 4.6%
4,845	American Financial Group, Inc. (a)	165,457
6,803	Arthur J. Gallagher & Co. (a)	189,668
7,968	Brown & Brown, Inc.	200,316
3,300	Commerce Group, Inc., (The) (a)	114,576
4,388	Everest Re Group, Ltd. (b)	476,712
15,326	Fidelity National Financial, Inc.	363,226
6,674	First American Corporation (The) (a)	330,363
3,546	Hanover Insurance Group, Inc. (The)	173,009
7,740	HCC Insurance Holdings, Inc.	258,593
3,000	Horace Mann Educators Corporation	63,720
2,458	Mercury General Corporation (a)	135,460
4,143	Ohio Casualty Corporation	179,433
15,991	Old Republic International Corporation	339,969
4,843	Protective Life Corporation	231,544
3,705	StanCorp Financial Group, Inc.	194,438
2,764	Unitrin, Inc.	135,934
11,866	W. R. Berkley Corporation	386,120

		3,938,538

Real Estate Investment Trusts (REITs) — 3.7%
6,920	AMB Property Corporation	368,282
3,000	Cousins Properties Incorporated	87,030
2,562	Equity One, Inc. (a)	65,459
3,951	Highwoods Properties, Inc. (a)	148,162
6,491	Hospitality Properties Trust	269,312
6,387	Liberty Property Trust	280,581
4,976	Macerich Company (The)	410,122
4,689	Mack-Cali Realty Corporation	203,925
6,200	Nationwide Health Properties, Inc.	168,640
2,690	Potlatch Corporation (a)	115,805
5,343	Rayonier, Inc.	241,183
4,826	Regency Centers Corporation	340,233

See Notes to Financial Statements.

6

Shares		Value

Financials (Continued)
Real Estate Investment Trusts (REITs) (Continued)
9,376	UDR, Inc. (a)	$246,589
5,283	Weingarten Realty Investors (a)	217,131

		3,162,454

Thrifts & Mortgage Finance — 1.9%
5,840	Astoria Financial Corporation	146,234
7,560	First Niagara Financial Group, Inc. (a)	99,036
5,003	IndyMac Bancorp, Inc. (a)	145,937
19,158	New York Community Bancorp, Inc. (a)	326,069
6,009	PMI Group, Inc. (The)	268,422
5,574	Radian Group, Inc.	300,996
6,049	Washington Federal, Inc. (a)	147,051
3,906	Webster Financial Corporation	166,669

		1,600,414

Total Financials		13,523,567

Health Care — 11.3%
Biotechnology — 1.2%
4,598	Cephalon, Inc. †,(a)	369,633
22,306	Millennium Pharmaceuticals, Inc. †,(a)	235,774
8,099	PDL BioPharma, Inc. †,(a)	188,707
9,099	Vertex Pharmaceuticals Incorporated †,(a)	259,868

		1,053,982

Health Care Equipment & Supplies — 3.0%
4,129	Advanced Medical Optics, Inc. †,(a)	144,020
4,302	Beckman Coulter, Inc.	278,253
8,004	Cytyc Corporation †	345,052
10,523	Dentsply International, Inc.	402,610
4,004	Edwards Lifesciences Corporation †,(a)	197,557
3,617	Gen-Probe Incorporated †	218,539
4,256	Hillenbrand Industries, Inc.	276,640
2,602	Intuitive Surgical, Inc. †,(a)	361,080
5,407	ResMed, Inc. †,(a)	223,093
4,487	STERIS Corporation	137,302

		2,584,146

Health Care Providers & Services — 3.7%
3,031	Apria Healthcare Group, Inc. †,(a)	87,202
6,507	Community Health Systems, Inc. †	263,208

See Notes to Financial Statements.

7

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Providers & Services (Continued)
16,748	Health Management Associates, Inc., Class A (a)	$190,257
7,797	Health Net, Inc. †	411,682
6,170	Henry Schein, Inc. †	329,663
2,200	Kindred Healthcare, Inc. †,(a)	67,584
3,968	LifePoint Hospitals, Inc. †,(a)	153,482
5,823	Lincare Holdings, Inc. †	232,047
8,403	Omnicare, Inc. (a)	303,012
3,715	Psychiatric Solutions, Inc. †,(a)	134,706
6,196	Triad Hospitals, Inc. †	333,097
3,727	Universal Health Services, Inc., Class B	229,210
5,838	VCA Antech, Inc. †	220,034
2,327	WellCare Health Plans Inc. †,(a)	210,617

		3,165,801

Health Care Technology — 0.3%
4,529	Cerner Corporation †,(a)	251,224

Life Sciences Tools & Services — 1.9%
4,718	Affymetrix, Inc. †,(a)	117,431
4,675	Charles River Laboratories International, Inc. †,(a)	241,324
4,425	Covance, Inc. †	303,378
3,255	Invitrogen Corporation †,(a)	240,056
7,179	Pharmaceutical Product Development, Inc.	274,740
2,726	Techne Corporation †	155,954
2,113	Varian, Inc. †	115,856
2,303	Ventana Medical Systems, Inc. †,(a)	177,953

		1,626,692

Pharmaceuticals — 1.2%
9,300	Endo Pharmaceuticals Holdings Inc. †	318,339
3,846	Medicis Pharmaceutical Corporation, Class A (a)	117,457
2,434	Par Pharmaceutical Companies, Inc. †	68,712
5,252	Perrigo Company (a)	102,834
7,393	Sepracor, Inc. †,(b)	303,261
6,575	Valeant Pharmaceuticals International	109,737

		1,020,340

Total Health Care		9,702,185

See Notes to Financial Statements.

8

Shares		Value

Industrials — 14.9%
Aerospace & Defense — 0.4%
2,280	Alliant Techsystems, Inc. †,(a)	$226,062
2,803	DRS Technologies, Inc.	160,528

		386,590

Air Freight & Logistics — 0.7%
14,809	Expeditors International of Washington, Inc. (b)	611,612

Airlines — 0.3%
6,355	AirTran Holdings, Inc. †,(a)	69,396
2,809	Alaska Air Group, Inc. †,(a)	78,259
12,325	JetBlue Airways Corporation †,(a)	144,819

		292,474

Commercial Services & Supplies — 3.6%
3,355	Brink’s Company (The)	207,641
5,296	ChoicePoint, Inc. †	224,815
4,925	Copart, Inc. †	150,656
2,642	Corporate Executive Board Company (The) (a)	171,492
3,569	Deluxe Corporation	144,937
4,126	Dun & Bradstreet Corporation (The)	424,895
4,461	Herman Miller, Inc.	140,968
3,314	HNI Corporation (a)	135,874
1,552	Kelly Services, Inc., Class A	42,618
3,352	Korn/Ferry International †	88,024
5,891	Manpower, Inc.	543,386
2,067	Mine Safety Appliances Company (a)	90,452
2,999	Navigant Consulting, Inc. †,(a)	55,661
11,655	Republic Services, Inc.	357,109
2,051	Rollins, Inc.	46,701
6,130	Stericycle, Inc. †,(a)	272,540

		3,097,769

Construction & Engineering — 1.4%
2,343	Granite Construction, Inc.	150,374
8,217	Jacobs Engineering Group Inc. †	472,560
11,597	KBR, Inc. †	304,189
8,301	Quanta Services, Inc. †,(a)	254,592

		1,181,715

See Notes to Financial Statements.

9

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Electrical Equipment — 1.3%
7,414	AMETEK, Inc.	$294,187
4,148	Hubbell Incorporated, Class B	224,905
6,132	Roper Industries, Inc.	350,137
3,515	Thomas & Betts Corporation †	203,870

		1,073,099

Industrial Conglomerates — 0.6%
4,311	Carlisle Companies Incorporated	200,504
482	Sequa Corporation, Class A †	53,984
2,706	Teleflex, Inc.	221,297

		475,785

Machinery — 4.5%
6,318	AGCO Corporation †,(a)	274,264
3,520	Crane Co.	159,984
4,766	Donaldson Company, Inc.	169,431
3,310	Federal Signal Corporation (a)	52,496
3,962	Flowserve Corporation	283,679
4,610	Graco Inc.	185,691
5,813	Harsco Corporation	302,276
7,569	Joy Global, Inc. (a),(b)	441,500
2,699	Kennametal, Inc.	221,399
2,961	Lincoln Electric Holdings, Inc.	219,825
2,330	Nordson Corporation	116,873
5,114	Oshkosh Truck Corporation (a)	321,773
6,910	Pentair, Inc. (a)	266,519
3,954	SPX Corporation	347,201
6,516	Timken Company (The)	235,293
5,577	Trinity Industries, Inc. (a)	242,822

		3,841,026

Marine — 0.2%
2,966	Alexander & Baldwin, Inc. (a)	157,524

Road & Rail — 0.9%
7,005	Avis Budget Group, Inc. †	199,152
3,170	Con-way Inc.	159,261
7,116	J.B. Hunt Transport Services, Inc. (a)	208,641

See Notes to Financial Statements.

10

Shares		Value

Industrials (Continued)
Road & Rail (Continued)
3,440	Werner Enterprises, Inc. (a)	$69,316
3,957	YRC Worldwide, Inc. †,(a)	145,618

		781,988

Trading Companies & Distributors — 1.0%
8,681	Fastenal Company (a)	363,387
3,548	GATX Corporation (a)	174,739
3,699	MSC Industrial Direct Co., Inc., Class A	203,445
4,608	United Rentals, Inc. †	149,944

		891,515

Total Industrials		12,791,097

Information Technology — 15.4%
Communications Equipment — 2.4%
27,484	3Com Corporation †	113,509
8,100	ADC Telecommunications, Inc. †	148,473
4,268	ADTRAN, Inc. (a)	110,840
10,832	Andrew Corporation †	156,414
3,513	Avocent Corporation †,(a)	101,912
4,253	CommScope, Inc. †	248,163
2,824	Dycom Industries, Inc. †,(a)	84,664
2,899	F5 Networks, Inc. †	233,659
9,327	Harris Corporation (a)	508,788
3,326	Plantronics, Inc. (a)	87,208
6,369	Polycom, Inc. †	213,998
9,050	Powerwave Technologies, Inc. †,(a)	60,635
7,386	UTStarcom, Inc. †,(a)	41,435

		2,109,698

Computers & Peripherals — 0.9%
4,545	Diebold, Inc. (a)	237,249
2,444	Imation Corp. (a)	90,086
7,185	Palm, Inc. †,(a)	115,032
15,414	Western Digital Corporation †	298,261

		740,628

Electronic Equipment & Instruments — 2.6%
12,428	Amphenol Corporation, Class A (a)	443,058
8,501	Arrow Electronics, Inc. †	326,694
9,033	Avnet, Inc. †,(a)	358,068

See Notes to Financial Statements.

11

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Electronic Equipment & Instruments (Continued)
4,234	CDW Corporation †	$359,763
9,862	Ingram Micro Inc., Class A †	214,104
5,816	KEMET Corporation †,(a)	41,003
3,946	National Instruments Corporation	128,521
3,767	Tech Data Corporation †	144,879
12,760	Vishay Intertechnology, Inc. †	201,863

		2,217,953

Information Technology Services — 2.7%
4,789	Acxiom Corporation	126,669
4,568	Alliance Data Systems Corporation †	353,015
8,371	BISYS Group, Inc. (The) †	99,029
9,670	Broadridge Financial Solutions Inc.	184,890
9,961	Ceridian Corporation †	348,635
6,108	CheckFree Corporation †,(a)	245,541
3,013	CSG Systems International, Inc. †	79,875
3,761	DST Systems, Inc. †,(a)	297,909
3,614	Gartner, Inc. †,(a)	88,868
4,735	Global Payments Inc. (a)	187,743
5,801	MoneyGram International, Inc.	162,138
7,089	MPS Group, Inc. †,(a)	94,780
2,888	SRA International, Inc., Class A †,(a)	72,951

		2,342,043

Internet Software & Services — 0.4%
2,810	Digital River, Inc. †	127,152
6,884	ValueClick, Inc. †,(a)	202,803

		329,955

Office Electronics — 0.2%
4,769	Zebra Technologies Corporation, Class A †,(a)	184,751

Semiconductors & Semiconductor Equipment — 3.4%
29,634	Atmel Corporation †	164,765
5,853	Cree, Inc. †,(a)	151,300
10,513	Cypress Semiconductor Corporation †,(a)	244,848
8,546	Fairchild Semiconductor International, Inc. †	165,109
13,740	Integrated Device Technology, Inc. †	209,810
5,016	International Rectifier Corporation †,(a)	186,896

See Notes to Financial Statements.

12

Shares		Value

Information Technology (Continued)
Semiconductors & Semiconductor Equipment (Continued)
9,379	Intersil Corporation, Class A	$295,063
9,382	Lam Research Corporation †,(b)	482,235
7,972	Lattice Semiconductor Corporation †,(a)	45,600
3,933	Micrel Incorporated (a)	50,028
15,010	Microchip Technology, Incorporated (b)	555,970
13,403	RF Micro Devices, Inc. †,(a)	83,635
4,368	Semtech Corporation †	75,697
3,804	Silicon Laboratories, Inc. †	131,656
9,664	TriQuint Semiconductor, Inc. †,(a)	48,900

		2,891,512

Software — 2.8%
17,515	Activision, Inc. †	327,005
1,359	Advent Software, Inc. †,(a)	44,235
19,357	Cadence Design Systems, Inc. †,(a)	425,080
3,951	Fair Isaac Corporation (a)	158,514
5,344	Jack Henry & Associates, Inc.	137,608
3,669	Macrovision Corporation †	110,290
11,035	McAfee, Inc. †	388,432
5,952	Mentor Graphics Corporation †,(a)	78,388
7,978	Parametric Technology Corporation †	172,405
6,343	Sybase, Inc. †	151,534
9,958	Synopsys, Inc. †	263,190
2,581	Transaction Systems Architects, Inc. †	86,876
5,221	Wind River Systems, Inc. †	57,431

		2,400,988

Total Information Technology		13,217,528

Materials — 6.5%
Chemicals — 3.6%
5,434	Airgas, Inc.	260,289
5,523	Albemarle Corporation	212,801
4,450	Cabot Corporation	212,176
16,678	Chemtura Corporation	185,293
2,910	Cytec Industries, Inc.	185,571
2,996	Ferro Corporation	74,690
2,650	FMC Corporation	236,883
4,784	Lubrizol Corporation (The)	308,807
14,931	Lyondell Chemical Company (a),(b)	554,239

See Notes to Financial Statements.

13

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Chemicals (Continued)
1,313	Minerals Technologies, Inc. (a)	$87,905
5,122	Olin Corporation	107,562
8,397	RPM International, Inc. (a)	194,055
3,046	Scotts Miracle-Gro Company (The) (a)	130,795
3,265	Sensient Technologies Corporation	82,898
6,965	Valspar Corporation (The)	197,876

		3,031,840

Construction Materials — 0.8%
3,414	Florida Rock Industries, Inc.	230,445
2,964	Martin Marietta Materials, Inc. (a)	480,227

		710,672

Containers & Packaging — 0.5%
5,660	Packaging Corporation of America	143,255
6,946	Sonoco Products Company	297,358

		440,613

Metals & Mining — 1.3%
1,780	Carpenter Technology Corporation	231,952
8,177	Commercial Metals Company	276,137
4,501	Reliance Steel & Aluminum Co.	253,226
5,907	Steel Dynamics, Inc.	247,562
4,810	Worthington Industries, Inc. (a)	104,137

		1,113,014

Paper & Forest Products — 0.3%
3,888	Bowater, Inc. (a)	97,006
7,246	Louisiana-Pacific Corporation (a)	137,094

		234,100

Total Materials		5,530,239

Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.3%
17,204	Cincinnati Bell, Inc. †	99,439
4,459	NeuStar, Inc., Class A †,(a)	129,177

		228,616

See Notes to Financial Statements.

14

Shares		Value

Telecommunication Services (Continued)
Wireless Telecommunication Services — 0.5%
7,200	Telephone & Data Systems, Inc. (b)	$450,504

Total Telecommunication Services		679,120

Utilities — 7.1%
Electric Utilities — 2.0%
7,823	DPL, Inc. (a)	221,704
5,944	Great Plains Energy, Inc. (a)	173,089
5,635	Hawaiian Electric Industries, Inc. (a)	133,493
3,031	IDACORP, Inc. (a)	97,113
10,672	Northeast Utilities	302,658
13,313	Pepco Holdings, Inc.	375,427
15,305	Sierra Pacific Resources †	268,756
6,052	Westar Energy, Inc. (a)	146,942

		1,719,182

Gas Utilities — 1.6%
5,378	AGL Resources, Inc.	217,702
8,413	Equitable Resources, Inc. (a)	416,948
5,798	National Fuel Gas Company (a)	251,112
7,713	ONEOK, Inc.	388,812
3,399	WGL Holdings, Inc.	110,943

		1,385,517

Multi-Utilities — 3.3%
8,040	Alliant Energy Corporation	312,354
25,916	Aquila, Inc. †	105,997
2,608	Black Hills Corporation (a)	103,668
10,977	Energy East Corporation (a)	286,390
12,630	MDU Resources Group, Inc.	354,145
7,388	NSTAR	239,741
6,319	OGE Energy Corp.	231,591
5,327	PNM Resources, Inc.	148,037
8,074	Puget Energy, Inc.	195,229
8,070	SCANA Corporation	309,000
5,274	Vectren Corporation (a)	142,029
8,090	Wisconsin Energy Corporation	357,821

		2,786,002

See Notes to Financial Statements.

15

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Utilities (Continued)
Water Utilities — 0.2%
9,155	Aqua America, Inc. (a)	$205,896

Total Utilities		6,096,597

TOTAL COMMON STOCKS
(Cost $52,335,322)		83,279,908

INVESTMENT COMPANY SECURITY — 2.5%
(Cost $2,165,295)
2,165,295	Institutional Money Market Fund (c)	2,165,295

Principal
Amount

U.S. TREASURY BILL — 0.6%
(Cost $497,758)
$500,000	5.044% due 08/02/2007 (b),(d)	497,758

Shares

COLLATERAL FOR SECURITIES ON LOAN — 21.4%
(Cost $18,303,525)
18,303,525	State Street Navigator Securities Lending Trust – Prime Portfolio (e)	18,303,525

TOTAL INVESTMENTS
(Cost $73,301,900)	121.7%	104,246,486
OTHER ASSETS AND LIABILITIES (Net)	(21.7)	(18,597,801)

NET ASSETS	100.0%	$85,648,685

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Security, or a portion thereof, designated on the Fund’s books as collateral for futures contracts.

(c)	Affiliated company security (see Notes to Financial Statements, Note 3).

(d)	Rate represents annualized yield at date of purchase.

(e)	At June 30, 2007, the market value of the securities on loan is $18,598,570.

See Notes to Financial Statements.

16

Shares		Value

COMMON STOCKS — 97.8%
Consumer Discretionary — 15.0%
Auto Components — 0.2%
3,540	Drew Industries Incorporated †	$117,316
2,285	Standard Motor Products, Inc.	34,343
4,405	Superior Industries International, Inc. (a)	95,853

		247,512

Automobiles — 0.3%
3,026	Coachmen Industries, Inc. (a)	29,231
12,331	Fleetwood Enterprises, Inc. †,(a)	111,596
5,186	Monaco Coach Corporation (a)	74,419
5,977	Winnebago Industries, Inc. (a)	176,441

		391,687

Distributors — 0.4%
3,626	Audiovox Corporation, Class A †,(a)	47,029
5,657	Building Materials Holding Corporation (a)	80,273
3,136	Keystone Automotive Industries, Inc. †	129,736
8,601	LKQ Corporation †,(a)	212,101

		469,139

Diversified Consumer Services — 0.6%
4,949	Bright Horizons Family Solutions, Inc. †	192,566
5,261	Coinstar, Inc. †,(a)	165,616
1,008	CPI Corporation	70,056
1,694	Pre-Paid Legal Services, Inc. †,(a)	108,941
4,453	Universal Technical Institute, Inc. †,(a)	113,062
1,872	Vertrue Incorporated †	91,316

		741,557

Hotels, Restaurants & Leisure — 3.3%
5,509	California Pizza Kitchen, Inc. †,(a)	118,333
6,146	CEC Entertainment, Inc. †	216,339
12,404	CKE Restaurants, Inc.	248,948
2,902	IHOP Corp. (a)	157,956
5,923	Jack in the Box, Inc. †	420,178
3,264	Landry’s Restaurants, Inc. (a)	98,769
4,115	Marcus Corporation (The) (a)	97,772
2,019	Monarch Casino & Resort, Inc. †,(a)	54,210
5,355	Multimedia Games, Inc. †,(a)	68,330
4,565	O’Charley’s Inc. (a)	92,030

See Notes to Financial Statements.

17

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Hotels, Restaurants & Leisure (Continued)
4,878	P. F. Chang’s China Bistro, Inc. †,(a)	$171,706
6,036	Panera Bread Company, Class A †,(a)	278,018
4,245	Papa John’s International, Inc. †	122,086
2,602	Peet’s Coffee & Tea, Inc. †,(a)	64,087
11,292	Pinnacle Entertainment, Inc. †	317,870
5,818	RARE Hospitality International, Inc. †	155,748
3,190	Red Robin Gourmet Burgers, Inc. †,(a)	128,780
3,400	Ruth’s Chris Steak House, Inc. †,(a)	57,766
6,664	Shuffle Master, Inc. †,(a)	110,623
13,165	Sonic Corporation †,(b),(a)	291,210
5,477	Steak n Shake Company (The) †,(a)	91,411
10,096	Texas Roadhouse, Inc. †,(a)	129,128
12,264	Triarc Companies, Inc., Class B	192,545
6,837	WMS Industries, Inc. †,(a)	197,316

		3,881,159

Household Durables — 0.9%
2,376	Bassett Furniture Industries, Inc. (a)	32,432
14,709	Champion Enterprises, Inc. †,(a)	144,589
5,919	Ethan Allen Interiors Inc. (a)	202,726
9,865	La-Z-Boy, Inc. (a)	113,053
2,766	Libbey, Inc.	59,663
2,331	M/I Homes, Inc. (a)	62,005
4,167	Meritage Homes Corporation †,(a)	111,467
906	National Presto Industries, Inc.	56,480
2,231	Russ Berrie & Company, Inc. †,(a)	41,563
1,286	Skyline Corporation (a)	38,593
12,249	Standard Pacific Corp. (a),(b)	214,725

		1,077,296

Internet & Catalog Retail — 0.2%
2,595	Blue Nile, Inc. †	156,738
4,685	PetMed Express, Inc. †,(a)	60,156
3,544	Stamps.com Inc. †,(a)	48,836

		265,730

Leisure Equipment & Products — 1.2%
2,297	Arctic Cat, Inc. (a)	45,481
5,333	JAKKS Pacific, Inc. †,(a)	150,071

See Notes to Financial Statements.

18

Shares		Value

Consumer Discretionary (Continued)
Leisure Equipment & Products (Continued)
9,333	K2, Inc. †,(a)	$141,768
3,591	MarineMax, Inc. †,(a)	71,892
6,072	Nautilus Group, Inc. (The) (a)	73,107
6,766	Polaris Industries, Inc. (a)	366,446
9,315	Pool Corporation (a)	363,564
4,007	RC2 Corporation †	160,320
3,530	Sturm Ruger & Company, Inc. †	54,786

		1,427,435

Media — 0.6%
2,494	4Kids Entertainment, Inc. †,(a)	37,410
5,663	Arbitron, Inc.	291,814
12,396	Live Nation, Inc. †	277,423
14,822	Radio One, Inc., Class D †	104,643

		711,290

Multiline Retail — 0.2%
7,684	Fred’s, Inc., Class A (a)	102,812
5,743	Tuesday Morning Corporation (a)	70,983

		173,795

Specialty Retail — 4.5%
9,226	Aaron Rents, Inc.	269,399
4,293	Big 5 Sporting Goods Corporation	109,471
8,433	Brown Shoe Company, Inc.	205,091
5,963	Cato Corporation, Class A	130,828
4,791	Charlotte Russe Holding, Inc. †	128,734
4,414	Children’s Place Retail Stores, Inc. (The) †	227,939
6,858	Christopher & Banks Corporation (a)	117,615
4,178	Cost Plus, Inc. †,(a)	35,429
8,753	Dress Barn (The) †,(a)	179,612
8,065	Finish Line, Inc. (The), Class A (a)	73,472
4,253	Genesco, Inc. †	222,474
4,593	Group 1 Automotive, Inc. (a)	185,282
5,590	Guitar Center, Inc. †,(a)	334,338
5,939	Gymboree Corporation †	234,056
4,370	Haverty Furniture Companies, Inc. (a)	50,998
6,004	Hibbett Sports, Inc. †,(a)	164,389
8,518	Hot Topic, Inc. †	92,591
4,688	Jo-Ann Stores, Inc. †,(a)	133,280

See Notes to Financial Statements.

19

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Specialty Retail (Continued)
3,408	Jos. A. Bank Clothiers, Inc. †,(a)	$141,330
3,010	Lithia Motors, Inc., Class A (a)	76,273
10,008	Men’s Wearhouse, Inc. (The)	511,109
2,211	Midas, Inc. †	50,123
10,291	Pep Boys - Manny, Moe & Jack (The) (a)	207,467
9,454	Select Comfort Corporation †,(a)	153,344
5,783	Sonic Automotive, Inc., Class A (a)	167,533
8,154	Stage Stores, Inc.	170,908
5,199	Stein Mart, Inc. (a)	63,740
6,465	Tractor Supply Company †,(a)	336,503
6,048	Tween Brands, Inc. †	269,741
9,265	Zale Corporation †,(a)	220,600

		5,263,669

Textiles, Apparel & Luxury Goods — 2.6%
3,000	Ashworth, Inc. †	21,000
12,698	Crocs, Inc. †,(a)	546,395
2,072	Deckers Outdoor Corporation †,(a)	209,065
8,551	Fossil, Inc. †	252,169
10,662	Iconix Brand Group, Inc. †,(a)	236,910
5,019	K-Swiss, Inc., Class A (a)	142,188
4,892	Kellwood Company (a)	137,563
3,904	Movado Group, Inc.	131,721
2,936	Oxford Industries, Inc.	130,182
23,138	Quiksilver, Inc. †,(a)	326,940
5,158	Skechers U.S.A., Inc., Class A †	150,614
6,913	Stride Rite Corporation (The)	140,057
2,735	UniFirst Corporation	120,477
2,761	Volcom, Inc. †	138,409
10,512	Wolverine World Wide, Inc.	291,287

		2,974,977

Total Consumer Discretionary		17,625,246

Consumer Staples — 3.7%
Food & Staples Retailing — 1.2%
9,559	Casey’s General Stores, Inc. (a)	260,578
3,746	Great Atlantic & Pacific Tea Company, Inc. (The) †,(a)	125,641
5,477	Longs Drug Stores Corporation	287,652

See Notes to Financial Statements.

20

Shares		Value

Consumer Staples (Continued)
Food & Staples Retailing (Continued)
2,536	Nash Finch Company (a)	$125,532
6,684	Performance Food Group Company †	217,163
4,090	Spartan Stores Inc.	134,602
8,100	United Natural Foods, Inc. †,(a)	215,298

		1,366,466

Food Products — 1.7%
14,083	Corn Products International, Inc. (b)	640,072
9,784	Flowers Foods, Inc. (a)	326,394
7,508	Hain Celestial Group, Inc. (The) †,(a)	203,767
2,641	J&J Snack Foods Corporation	99,671
5,928	Lance, Inc. (a)	139,664
5,115	Ralcorp Holdings, Inc. †,(a)	273,397
3,005	Sanderson Farms, Inc. (a)	135,285
5,903	TreeHouse Foods, Inc. †	157,079

		1,975,329

Household Products — 0.3%
13,524	Central Garden & Pet Company †,(a)	158,637
7,627	Spectrum Brands, Inc. †,(a)	51,635
3,327	WD-40 Company	109,358

		319,630

Personal Products — 0.4%
3,590	Chattem, Inc. †	227,534
3,052	Mannatech, Incorporated (a)	48,496
10,566	Playtex Products, Inc. †,(a)	156,483
1,662	USANA Health Sciences, Inc. †,(a)	74,358

		506,871

Tobacco — 0.1%
16,614	Alliance One International, Inc. †	166,971

Total Consumer Staples		4,335,267

Energy — 6.1%
Energy Equipment & Services — 3.3%
5,181	Atwood Oceanics, Inc. †	355,520
4,452	Bristow Group Inc. †,(a)	220,597
3,842	CARBO Ceramics Inc. (a)	168,318
4,583	Dril-Quip, Inc. †	206,006

See Notes to Financial Statements.

21

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Energy Equipment & Services (Continued)
4,397	Hornbeck Offshore Services Inc. †,(a)	$170,428
13,359	InputOutput, Inc. †,(a)	208,534
2,846	Lufkin Industries, Inc. (a)	183,709
4,591	Matrix Service Company †	114,086
10,490	Oceaneering International, Inc. †	552,194
3,979	SEACOR Holdings, Inc. †,(a)	371,479
13,738	TETRA Technologies, Inc. †	387,412
8,758	Unit Corporation †,(b)	550,966
5,755	W-H Energy Services, Inc. †	356,292

		3,845,541

Oil, Gas & Consumable Fuels — 2.8%
18,333	Cabot Oil & Gas Corporation	676,121
17,275	Helix Energy Solutions Group, Inc. †,(a),(b)	689,445
15,344	Massey Energy Company (a),(b)	408,918
7,112	Penn Virginia Corporation (a)	285,902
2,794	Petroleum Development Corporation †	132,659
11,877	St. Mary Land & Exploration Company	434,936
5,288	Stone Energy Corporation †	181,167
5,586	Swift Energy Company †	238,857
5,398	World Fuel Services Corporation	227,040

		3,275,045

Total Energy		7,120,586

Financials — 15.4%
Capital Markets — 0.7%
8,386	Investment Technology Group, Inc. †	363,365
10,273	LaBranche & Co. Inc. †	75,815
3,495	Piper Jaffray Companies, Inc. †,(a)	194,776
4,746	SWS Group, Inc. (a)	102,609
4,891	TradeStation Group, Inc. †,(a)	56,980

		793,545

Commercial Banks — 5.7%
3,235	Alabama National Bancorporation (a)	200,052
7,008	Boston Private Financial Holdings, Inc. (a)	188,305
5,433	Cascade Bancorp (a)	125,720
5,816	Central Pacific Financial Corp. (a)	191,986

See Notes to Financial Statements.

22

Shares		Value

Financials (Continued)
Commercial Banks (Continued)
8,439	Chittenden Corporation (a)	$294,943
5,747	Community Bank System, Inc. (a)	115,055
11,552	East West Bancorp, Inc. (a)	449,142
15,751	First BanCorp.	173,103
12,068	First Commonwealth Financial Corporation (a)	131,783
6,157	First Financial Bancorp (a)	92,293
2,481	First Indiana Corporation (a)	54,880
9,406	First Midwest Bancorp, Inc. (a)	334,007
5,846	First Republic Bank	313,696
7,410	Frontier Financial Corporation (a)	166,947
9,968	Glacier Bancorp, Inc. (a)	202,849
7,759	Hanmi Financial Corporation (a)	132,369
3,869	Independent Bank Corporation (a)	66,585
3,582	Irwin Financial Corporation (a)	53,623
4,040	Nara Bancorp, Inc. (a)	64,357
3,507	PrivateBancorp, Inc.	101,002
6,547	Prosperity Bancshares, Inc. (a)	214,480
6,100	Provident Bankshares Corporation (a)	199,958
5,626	Signature Bank †	191,847
14,029	South Financial Group, Inc. (a),(b)	317,617
3,593	Sterling Bancorp (a)	57,596
14,078	Sterling Bancshares, Inc.	159,222
9,653	Sterling Financial Corporation	279,358
9,865	Susquehanna Bancshares, Inc. (a)	220,680
18,901	UCBH Holdings, Inc. (a),(b)	345,321
11,979	Umpqua Holdings Corporation (a)	281,626
6,858	United Bankshares, Inc.	218,084
7,743	United Community Banks, Inc. (a)	200,466
12,780	Whitney Holding Corporation	384,678
2,925	Wilshire Bancorp, Inc. (a)	35,626
4,568	Wintrust Financial Corporation (a)	200,307

		6,759,563

Consumer Finance — 0.4%
5,626	Cash America International, Inc.	223,071
5,337	First Cash Financial Services, Inc. †	125,099

See Notes to Financial Statements.

23

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Consumer Finance (Continued)
5,492	Rewards Network, Inc. †,(a)	$22,353
3,329	World Acceptance Corporation †,(a)	142,248

		512,771

Diversified Financial Services — 0.3%
4,877	Financial Federal Corporation (a)	145,432
3,026	Portfolio Recovery Associates, Inc. (a)	181,621

		327,053

Insurance — 2.9%
8,226	Delphi Financial Group, Inc.	344,011
6,906	Hilb Rogal & Hobbs Company	295,991
3,668	Infinity Property & Casualty Corporation (a)	186,078
3,236	LandAmerica Financial Group, Inc. (a)	312,242
10,858	Philadelphia Consolidated Holding Corp. †	453,864
4,146	Presidential Life Corporation	81,510
6,307	ProAssurance Corporation †	351,111
3,762	RLI Corporation	210,484
2,780	Safety Insurance Group, Inc.	115,092
1,905	SCPIE Holdings, Inc. †	47,625
10,855	Selective Insurance Group, Inc.	291,782
3,501	Stewart Information Services Corporation (a)	139,445
3,802	Tower Group, Inc.	121,284
3,976	United Fire & Casualty Company (a)	140,671
7,008	Zenith National Insurance Corp.	330,007

		3,421,197

Real Estate Investment Trusts (REITs) — 3.7%
6,079	Acadia Realty Trust	157,750
8,794	Colonial Properties Trust	320,541
4,493	EastGroup Properties, Inc. (a)	196,883
5,042	Entertainment Properties Trust	271,159
4,903	Essex Property Trust, Inc. (a)	570,219
12,335	Inland Real Estate Corporation (a)	209,448
6,186	Kilroy Realty Corporation	438,216
5,464	Kite Realty Group Trust	103,925
12,519	Lexington Corporate Properties Trust	260,395
4,008	LTC Properties, Inc.	91,182
9,264	Medical Properties Trust, Inc. (a)	122,563

See Notes to Financial Statements.

24

Shares		Value

Financials (Continued)
Real Estate Investment Trusts (REITs) (Continued)
4,815	Mid-America Apartment Communities, Inc.	$252,691
12,624	National Retail Properties, Inc.	275,961
3,006	Parkway Properties Inc.	144,378
3,026	PS Business Parks, Inc.	191,758
14,085	Senior Housing Properties Trust	286,630
3,895	Sovran Self Storage, Inc.	187,583
5,919	Tanger Factory Outlet Centers, Inc. (a)	221,667

		4,302,949

Thrifts & Mortgage Finance — 1.7%
3,454	Anchor Bancorp Wisconsin, Inc. (a)	90,460
10,467	Bank Mutual Corporation (a)	120,684
8,680	BankAtlantic Bancorp, Inc., Class A	74,735
6,136	BankUnited Financial Corporation, Class A (a)	123,150
11,651	Brookline Bancorp, Inc. (a)	134,103
6,372	Corus Bankshares, Inc. (a)	109,981
5,191	Dime Community Bancshares, Inc.	68,469
3,689	Downey Financial Corporation (a)	243,400
3,135	FirstFed Financial Corporation †,(a)	177,849
7,471	Flagstar Bancorp, Inc. (a)	90,026
4,545	Franklin Bank Corp. †,(a)	67,720
12,816	Fremont General Corporation (a),(b)	137,900
5,298	MAF Bancorp, Inc. (a)	287,469
2,305	Triad Guaranty Inc. †,(a)	92,039
14,389	TrustCo Bank Corp NY (a)	142,163

		1,960,148

Total Financials		18,077,226

Health Care — 11.8%
Biotechnology — 0.7%
6,527	ArQule, Inc. †,(a)	46,015
4,617	Digene Corporation †	277,251
6,101	Martek Biosciences Corporation †	158,443
12,479	Regeneron Pharmaceuticals, Inc. †,(a)	223,624
9,072	Savient Pharmaceuticals, Inc. †,(a)	112,674

		818,007

See Notes to Financial Statements.

25

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Equipment & Supplies — 5.2%
13,633	American Medical Systems Holdings, Inc. †,(a)	$245,939
2,648	Analogic Corporation	194,654
5,204	ArthroCare Corp. †,(a)	228,508
4,505	BioLase Technology, Inc. †,(a)	27,345
3,067	Biosite Incorporated †,(a)	283,667
5,382	CONMED Corporation †,(a)	157,585
8,436	Cooper Companies, Inc. (The) (a),(b)	449,808
4,195	Cyberonics, Inc. †,(a)	70,560
2,445	Datascope Corporation	93,595
4,457	DJO Incorporated †,(a)	183,940
4,224	Greatbatch, Inc. †,(a)	136,858
4,998	Haemonetics Corporation †,(a)	262,945
10,195	Hologic, Inc. †,(a)	563,885
2,733	ICU Medical, Inc. †,(a)	117,355
5,860	IDEXX Laboratories, Inc. †	554,532
13,032	Immucor, Inc. †	364,505
3,692	Integra LifeSciences Holdings Corporation †,(a)	182,459
6,140	Invacare Corporation (a)	112,546
2,279	Kensey Nash Corporation †,(a)	61,100
7,517	Mentor Corporation (a)	305,792
6,208	Meridian Bioscience, Inc.	134,465
5,271	Merit Medical Systems, Inc. †	63,041
3,574	Osteotech, Inc. †	25,733
3,435	Palomar Medical Technologies, Inc. †,(a)	119,229
4,276	PolyMedica Corporation (a)	174,675
3,258	Possis Medical, Inc. †,(a)	35,447
13,932	Respironics, Inc. †,(b)	593,364
2,888	SurModics, Inc. †,(a)	144,400
6,647	Symmetry Medical Inc. †,(a)	106,418
6,632	Theragenics Corporation †,(a)	27,655
1,502	Vital Signs, Inc.	83,436

		6,105,441

Health Care Providers & Services — 4.1%
4,959	Amedisys, Inc. †	180,160
9,897	AMERIGROUP Corporation †,(b)	235,549
6,563	AMN Healthcare Services, Inc. †	144,386
5,661	AmSurg Corporation †,(a)	136,657

See Notes to Financial Statements.

26

Shares		Value

Health Care (Continued)
Health Care Providers & Services (Continued) )y8,251 Centene Corporation † $176,736
4,786	Chemed Corporation	317,264
4,209	Cross Country Healthcare, Inc. †	70,206
4,661	CryoLife, Inc. †	60,640
3,741	Genesis HealthCare Corporation †	255,959
5,241	Gentiva Health Services, Inc. †	105,134
5,648	HealthExtras, Inc. †,(a)	167,068
6,632	Healthways, Inc. †,(a)	314,158
12,968	Hooper Holmes, Inc. †	43,443
5,701	inVentiv Health, Inc. †	208,714
3,763	LCA-Vision, Inc. (a)	177,839
4,117	Matria Healthcare, Inc. †,(a)	124,663
6,470	Odyssey Healthcare, Inc. †,(a)	76,734
5,027	Option Care, Inc. (a)	77,416
7,663	Owens & Minor, Inc. (a)	267,745
9,176	Pediatrix Medical Group, Inc. †	506,056
12,748	PSS World Medical Inc. †	232,269
3,302	RehabCare Group, Inc. †	47,020
3,791	Res-Care, Inc. †	80,142
10,589	Sierra Health Services, Inc. †	440,291
8,475	Sunrise Senior Living, Inc. †,(a)	338,915

		4,785,164

Health Care Technology — 0.2%
9,224	Allscripts Healthcare Solutions, Inc. †,(a)	235,028

Life Sciences Tools & Services — 0.7%
5,486	Cambrex Corporation	72,799
3,599	Dionex Corporation †	255,493
5,894	Enzo Biochem, Inc. †,(a)	88,115
2,363	Kendle International Inc. †,(a)	86,888
5,174	PAREXEL International Corporation †	217,618
3,592	PharmaNet Development Group, Inc. †	114,513

		835,426

Pharmaceuticals — 0.9%
6,398	Alpharma, Inc., Class A (a)	166,412
3,181	Bradley Pharmaceuticals, Inc. †,(a)	69,059
15,093	MGI Pharma, Inc. †	337,630
4,766	Noven Pharmaceuticals, Inc. †,(a)	111,763

See Notes to Financial Statements.

27

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Pharmaceuticals (Continued)
5,673	Sciele Pharma, Inc. †,(a)	$133,656
13,205	ViroPharma Incorporated †,(a)	182,229

		1,000,749

Total Health Care		13,779,815

Industrials — 18.6%
Aerospace & Defense — 2.5%
7,056	AAR Corporation †,(a)	232,919
2,296	Applied Signal Technology, Inc.	35,841
5,721	Armor Holdings, Inc. †,(a)	496,983
5,145	Ceradyne, Inc. †,(a)	380,524
2,983	Cubic Corporation	90,027
8,380	Curtiss-Wright Corporation (a)	390,592
3,182	EDO Corporation (a)	104,592
4,848	Esterline Technologies Corporation †	234,207
10,734	Gencorp, Inc. †,(a)	140,293
8,029	Moog, Inc., Class A †,(a)	354,159
6,614	Teledyne Technologies, Inc. †	303,913
3,178	Triumph Group, Inc.	208,064

		2,972,114

Air Freight & Logistics — 0.6%
6,022	EGL, Inc. †,(a)	279,902
5,707	Forward Air Corporation (a)	194,552
7,463	Hub Group, Inc., Class A †	262,399

		736,853

Airlines — 0.3%
6,929	Frontier Airlines Holdings, Inc. †,(a)	38,803
6,046	Mesa Air Group, Inc. †,(a)	39,964
12,210	SkyWest, Inc. (a)	290,964

		369,731

Building Products — 1.0%
5,366	Apogee Enterprises, Inc.	149,282
5,043	Griffon Corporation †,(a)	109,837
10,977	Lennox International, Inc.	375,743
3,787	NCI Building Systems, Inc. †,(a)	186,813

See Notes to Financial Statements.

28

Shares		Value

Industrials (Continued)
Building Products (Continued)
6,960	Simpson Manufacturing Co., Inc. (a)	$234,830
3,573	Universal Forest Products, Inc. (a)	150,995

		1,207,500

Commercial Services & Supplies — 3.5%
8,376	ABM Industries Incorporated	216,185
4,577	Administaff, Inc.	153,284
1,814	Angelica Corporation	38,239
5,310	Bowne & Company, Inc.	103,598
10,220	Brady Corporation, Class A (a)	379,571
2,503	CDI Corporation (a)	80,597
2,226	Consolidated Graphics, Inc. †,(a)	154,217
4,071	G & K Services, Inc., Class A	160,845
5,304	Healthcare Services Group, Inc. (a)	156,468
3,404	Heidrick & Struggles International, Inc. †	174,421
10,185	Interface, Inc., Class A	192,089
8,782	Labor Ready, Inc. †	202,952
6,793	Mobile Mini, Inc. †,(a)	198,356
6,796	On Assignment, Inc. †	72,853
3,578	School Specialty, Inc. †,(a)	126,804
10,856	Spherion Corporation †	101,938
2,374	Standard Register Company (The) (a)	27,064
10,966	Tetra Tech, Inc. †	236,317
5,269	United Stationers, Inc. †	351,126
4,022	Viad Corp.	169,608
2,486	Volt Information Sciences, Inc. †	45,842
12,994	Waste Connections, Inc. †	392,938
8,090	Watson Wyatt Worldwide, Inc., Class A	408,383

		4,143,695

Construction & Engineering — 1.5%
6,024	EMCOR Group, Inc. †	439,150
5,232	Insituform Technologies, Inc., Class A †,(a)	114,110
15,279	Shaw Group Inc. (The) †	707,265
10,032	URS Corporation †	487,053

		1,747,578

Electrical Equipment — 1.9%
4,312	A.O. Smith Corporation (a)	172,006
8,218	Acuity Brands, Inc.	495,381

See Notes to Financial Statements.

29

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Electrical Equipment (Continued)
7,793	Baldor Electric Company	$384,039
8,219	Belden CDT Inc. (a)	454,922
4,853	C&D Technologies, Inc. †,(a)	27,177
6,016	Magnetek, Inc. †,(a)	30,982
6,046	Regal Beloit Corporation (a)	281,381
3,760	Vicor Corporation (a)	49,745
5,580	Woodward Governor Company	299,478

		2,195,111

Industrial Conglomerates — 0.2%
2,395	Standex International Corporation	68,114
5,365	Tredegar Corporation	114,274

		182,388

Machinery — 4.7%
3,963	A.S.V., Inc. †,(a)	68,481
5,549	Albany International Corporation, Class A (a)	224,401
3,600	Astec Industries, Inc. †	151,992
7,598	Barnes Group, Inc. (a)	240,705
9,357	Briggs & Stratton Corporation (a),(b)	295,307
1,903	Cascade Corporation	149,271
9,702	Clarcor, Inc. (a)	363,146
4,096	EnPro Industries, Inc. †,(a)	175,268
10,004	Gardner Denver Inc. †	425,670
15,348	IDEX Corporation (b)	591,512
5,351	Kaydon Corporation (a)	278,894
2,240	Lindsay Manufacturing Co. (a)	99,210
3,161	Lydall, Inc. †	46,182
11,798	Manitowoc Company, Inc. (The)	948,323
7,006	Mueller Industries, Inc.	241,287
3,233	Robbins & Myers, Inc.	171,769
7,625	Toro Company (The) (b)	449,036
3,262	Valmont Industries, Inc. (a)	237,343
5,863	Wabash National Corporation (a)	85,776
5,630	Watts Water Technologies, Inc., Class A (a)	210,956

		5,454,529

See Notes to Financial Statements.

30

Shares		Value

Industrials (Continued)
Marine — 0.3%
10,084	Kirby Corporation †	$387,125

Road & Rail — 1.5%
4,745	Arkansas Best Corporation (a)	184,913
11,153	Heartland Express, Inc.	181,794
14,531	Kansas City Southern †	545,494
10,937	Knight Transportation, Inc. (a)	211,959
10,512	Landstar System, Inc. (b)	507,204
5,290	Old Dominion Freight Line, Inc. †,(a)	159,493

		1,790,857

Trading Companies & Distributors — 0.6%
7,008	Applied Industrial Technologies, Inc.	206,736
4,606	Kaman Corporation	143,661
789	Lawson Products, Inc.	30,534
4,665	Watsco, Inc.	253,776

		634,707

Total Industrials		21,822,188

Information Technology — 16.8%
Communications Equipment — 1.7%
20,626	Arris Group, Inc. †	362,811
2,285	Bel Fuse, Inc., Class B (a)	77,759
3,333	Black Box Corporation (a)	137,919
2,816	Blue Coat Systems, Inc. †,(a)	139,448
9,377	C-COR Incorporated †,(a)	131,841
4,391	Comtech Telecommunications Corp. †	203,830
4,861	Digi International Inc. †,(a)	71,651
6,240	Ditech Networks, Inc. †	51,106
14,939	Harmonic, Inc. †,(a)	132,509
4,160	Inter-Tel, Inc.	99,549
6,548	NETGEAR, Inc. †,(a)	237,365
4,864	Network Equipment Technologies, Inc. †	46,403
4,320	PCTEL, Inc. †	37,800
8,943	Symmetricom, Inc. †	75,121
2,552	Tollgrade Communications, Inc. †	26,924
4,834	ViaSat, Inc. †	155,171

		1,987,207

See Notes to Financial Statements.

31

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Computers & Peripherals — 0.9%
22,902	Adaptec, Inc. †,(a)	$87,257
7,812	Avid Technology, Inc. †,(a),(b)	276,154
4,990	Hutchinson Technology, Inc. †,(a)	93,862
5,828	Komag, Incorporated †,(a)	185,855
3,852	Neoware, Inc. †,(a)	52,156
5,756	Novatel Wireless, Inc. †,(a)	149,771
1,951	Stratasys, Inc. †	91,658
4,929	Synaptics Incorporated †,(a)	176,409

		1,113,122

Electronic Equipment & Instruments — 5.1%
14,102	Aeroflex Incorporated †	199,825
5,922	Agilysys, Inc.	133,245
5,959	Anixter International, Inc. †,(a)	448,176
5,753	Bell Microproducts Inc. †	37,510
13,742	Benchmark Electronics, Inc. †	310,844
9,739	Brightpoint, Inc. †,(a)	134,301
7,428	Checkpoint Systems, Inc. †	187,557
8,413	Cognex Corporation (a)	189,377
5,913	Coherent, Inc. †,(a)	180,406
6,908	CTS Corporation (a)	87,455
6,028	Daktronics, Inc. (a)	129,482
5,599	Electro Scientific Industries, Inc. †,(a)	116,459
12,543	FLIR Systems, Inc. †,(a),(b)	580,114
4,450	Gerber Scientific, Inc. †,(a)	51,709
9,147	Insight Enterprises, Inc. †	206,448
5,678	Itron, Inc. †,(a)	442,543
2,709	Keithley Instruments, Inc.	33,998
4,254	Littelfuse, Inc. †	143,658
3,545	LoJack Corporation †	79,018
4,277	Mercury Computer Systems, Inc. †,(a)	52,179
7,201	Methode Electronics, Inc., Class A	112,696
3,456	MTS Systems Corporation	154,380
7,486	Newport Corporation †,(a)	115,883
3,877	Park Electrochemical Corporation (a)	109,254
3,206	Photon Dynamics, Inc. †	34,945
3,523	Planar Systems, Inc. †	26,387

See Notes to Financial Statements.

32

Shares		Value

Information Technology (Continued)
Electronic Equipment & Instruments (Continued)
8,766	Plexus Corp. †	$201,530
4,225	RadiSys Corporation †,(a)	52,390
3,339	Rogers Corporation †,(a)	123,543
4,867	ScanSource, Inc. †,(a)	155,695
7,710	Technitrol, Inc.	221,046
22,600	Trimble Navigation Ltd. †	727,720
8,100	TTM Technologies, Inc. †	105,300
5,595	X-Rite, Inc. (a)	82,638

		5,967,711

Information Technology Services — 1.2%
5,193	Authorize.Net Holdings, Inc. †	92,903
5,846	CACI International Inc. †	285,577
10,403	CIBER, Inc. †,(a)	85,096
8,926	eFunds Corporation †,(a)	314,998
4,706	Gevity HR, Inc. (a)	90,967
3,507	ManTech International Corporation, Class A †	108,121
4,169	MAXIMUS, Inc.	180,851
2,500	SI International, Inc. †,(a)	82,550
2,145	StarTek, Inc. (a)	23,145
5,699	Sykes Enterprises, Incorporated †	108,224

		1,372,432

Internet Software & Services — 0.8%
2,215	Bankrate, Inc. †,(a)	106,143
6,242	InfoSpace, Inc. (a)	144,877
9,340	j2 Global Communications, Inc. †,(a)	325,966
5,566	MIVA, Inc. †,(a)	36,179
12,626	United Online, Inc. (a)	208,202
8,509	Websense, Inc. †,(a)	180,816

		1,002,183

Semiconductors & Semiconductor Equipment — 3.7%
5,014	Actel Corporation †	69,745
6,812	Advanced Energy Industries, Inc. †	154,360
12,242	AMIS Holdings, Inc. †	153,270
6,530	ATMI, Inc. †	195,900
19,452	Axcelis Technologies, Inc. †,(a)	126,243
14,318	Brooks Automation, Inc. †	259,872

See Notes to Financial Statements.

33

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Semiconductors & Semiconductor Equipment (Continued)
4,501	Cabot Microelectronics Corporation †,(a)	$159,740
4,376	Cohu, Inc.	97,366
6,824	Cymer, Inc. †,(a)	274,325
3,849	Diodes Incorporated †,(a)	160,773
5,485	DSP Group, Inc. †	112,278
6,975	Exar Corporation †,(a)	93,465
4,922	FEI Company †,(a)	159,768
4,061	Intevac, Inc. †,(a)	86,337
13,067	Kopin Corporation †	50,961
11,070	Kulicke & Soffa Industries, Inc. †	115,903
14,430	Microsemi Corporation †,(a)	345,598
7,045	MKS Instruments, Inc. †	195,146
5,008	Pericom Semiconductor Corporation †	55,889
8,025	Photronics, Inc. †,(a)	119,412
4,816	Rudolph Technologies, Inc. †	79,994
30,879	Skyworks Solutions, Inc. †,(a)	226,961
4,279	Standard Microsystems Corporation †	146,941
2,655	Supertex, Inc. †,(a)	83,208
4,472	Ultratech, Inc. †,(a)	59,612
14,874	Varian Semiconductor Equipment Associates, Inc. †	595,852
5,981	Veeco Instruments Inc. †,(a)	124,046

		4,302,965

Software — 3.4%
3,372	Ansoft Corporation †	99,440
14,668	ANSYS, Inc. †	388,702
8,387	Blackbaud, Inc.	185,185
5,446	Captaris, Inc. †	27,883
2,006	Catapult Communications Corporation †,(a)	19,899
5,500	Concur Technologies, Inc. †,(a)	125,675
11,103	Epicor Software Corporation †	165,102
4,211	Epiq Systems, Inc. †,(a)	68,050
7,116	FactSet Research Systems, Inc.	486,379
16,522	Informatica Corporation †	244,030
5,701	JDA Software Group, Inc. †,(a)	111,911
5,101	Manhattan Associates, Inc. †,(a)	142,369
7,666	MICROS Systems, Inc. †,(a)	417,030
9,265	Napster, Inc. †,(a)	31,501

See Notes to Financial Statements.

34

Shares		Value

Information Technology (Continued)
Software (Continued)
4,975	Phoenix Technologies Ltd. †	$41,939
7,761	Progress Software Corporation †,(a)	246,722
3,263	Quality Systems, Inc. (a)	123,896
5,003	Radiant Systems, Inc. †,(a)	66,240
12,720	Secure Computing Corporation †,(a)	96,545
5,006	Sonic Solutions †,(a)	63,126
3,480	SPSS, Inc. †,(a)	153,607
13,798	Take-Two Interactive Software, Inc. †,(a)	275,546
12,411	THQ Inc. †	378,784

		3,959,561

Total Information Technology		19,705,181

Materials — 5.4%
Chemicals — 1.2%
4,672	A. Schulman, Inc. (a)	113,670
4,654	Arch Chemicals, Inc.	163,541
6,571	Georgia Gulf Corporation (a)	119,001
11,458	H.B. Fuller Company	342,480
2,559	Material Sciences Corporation †	30,171
5,640	OM Group, Inc. †	298,469
8,095	OMNOVA Solutions Inc. †,(a)	48,975
1,729	Penford Corporation	47,184
17,828	PolyOne Corporation †	128,183
1,938	Quaker Chemical Corporation	45,737
7,920	Tronox Incorporated, Class B	111,276

		1,448,687

Construction Materials — 0.5%
8,018	Headwaters Incorporated †,(a)	138,471
5,166	Texas Industries, Inc. (a)	405,066

		543,537

Containers & Packaging — 0.7%
13,125	AptarGroup, Inc.	466,725
5,801	Caraustar Industries, Inc. †,(a)	30,455
3,835	Chesapeake Corporation	48,206
5,209	Myers Industries, Inc.	115,171
6,596	Rock -Tenn Company, Class A	209,225

		869,782

See Notes to Financial Statements.

35

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Metals & Mining — 2.5%
3,044	A.M. Castle & Co. (a)	$109,310
4,195	AMCOL International Corporation (a)	114,565
3,840	Brush Engineered Materials, Inc. †,(a)	161,242
5,351	Century Aluminum Company †	292,325
8,858	Chaparral Steel Company	636,625
7,761	Cleveland-Cliffs, Inc. (a)	602,797
5,730	Gibraltar Industries, Inc.	126,920
7,019	Quanex Corporation	341,825
4,363	RTI International Metals, Inc. †	328,839
5,016	Ryerson Tull, Inc. (a)	188,852

		2,903,300

Paper & Forest Products — 0.5%
7,314	Buckeye Technologies, Inc. †,(a)	113,147
1,969	Deltic Timber Corporation (a)	107,941
2,839	Neenah Paper, Inc.	117,137
3,376	Pope & Talbot, Inc. †,(a)	13,403
3,023	Schweitzer-Mauduit International, Inc.	93,713
8,585	Wausau-Mosinee Paper Corporation	115,039

		560,380

Total Materials		6,325,686

Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
3,817	CT Communications, Inc.	116,457
8,592	General Communication, Inc., Class A †	110,063

Total Telecommunication Services		226,520

Utilities — 4.8%
Electric Utilities — 1.0%
5,748	ALLETE, Inc.	270,443
1,960	Central Vermont Public Service (a)	73,853
10,910	Cleco Corporation (a)	267,295
8,662	El Paso Electric Company †	212,739
4,759	UIL Holdings Corporation	157,523
6,665	UniSource Energy Corporation	219,212

		1,201,065

See Notes to Financial Statements.

36

Shares		Value

Utilities (Continued)
Electric Utilities (Continued)
Gas Utilities — 3.4%
16,802	Atmos Energy Corporation (b)	$505,068
2,215	Cascade Natural Gas Corporation	58,498
13,563	Energen Corporation (b)	745,151
4,141	Laclede Group, Inc.	132,015
5,296	New Jersey Resources Corporation (a)	270,202
5,106	Northwest Natural Gas Company (a)	235,846
13,984	Piedmont Natural Gas Company, Inc. (a)	344,706
5,575	South Jersey Industries, Inc.	197,243
20,406	Southern Union Company (b)	665,032
7,976	Southwest Gas Corporation	269,669
20,100	UGI Corporation (b)	548,328

		3,971,758

Multi-Industry — 0.3%
9,966	Avista Corporation	214,767
2,603	CH Energy Group, Inc. (a)	117,057

		331,824

Water Utilities — 0.1%
3,271	American States Water Company (a)	116,349

Total Utilities		5,620,996

TOTAL COMMON STOCKS
(Cost $67,521,069)		114,638,711

INVESTMENT COMPANY SECURITY — 0.4%
(Cost $426,159)
426,159	Institutional Money Market Fund (c)	426,159

See Notes to Financial Statements.

37

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

U.S. TREASURY BILL — 0.2%
(Cost $199,105)
$200,000	5.035% due 08/02/2007 (b),(d)	$199,105

Shares

COLLATERAL FOR SECURITIES ON LOAN – 22.3%
(Cost $26,098,858)
26,098,858	State Street Navigator Securities Trust – Prime Portfolio (e)	26,098,858

TOTAL INVESTMENTS
(Cost $94,245,191)	120.7%	141,362,833
OTHER ASSETS AND LIABILITIES (Net)	(20.7)	(24,204,843)

NET ASSETS	100.0%	$117,157,990

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Security, or a portion thereof, designated on the Fund’s books as collateral for futures contracts.

(c)	Affiliated company security (see Notes to Financial Statements, Note 3).

(d)	Rate represents annualized yield at date of purchase.

(e)	At June 30, 2007, the market value of the securities on loan is $25,326,098.

See Notes to Financial Statements.

38

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39

The Munder S&P® Index Funds

Statements of Assets and Liabilities, June 30, 2007

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

ASSETS:
Investments, at value
See accompanying schedules:
Securities of unaffiliated companies(a),(b)	$102,081,191	$140,936,674
Securities of affiliated company(c)	2,165,295	426,159

Total Investments	104,246,486	141,362,833
Dividends receivable	49,659	93,596
Receivable for investment securities sold	329,626	2,457,657
Receivable for Fund shares sold	87,637	52,694
Prepaid expenses and other assets	11,591	12,330

Total Assets	104,724,999	143,979,110

LIABILITIES:
Custodian overdraft payable	—	274,113
Payable for investment securities purchased	251,451	4,139
Payable for Fund shares redeemed	398,056	297,099
Payable upon return of securities loaned	18,303,525	26,098,858
Trustees’ fees and expenses payable	38,235	39,070
Shareholder servicing fees payable	12,227	21,675
Administration fees payable	10,656	14,258
Custody fees payable	8,283	13,875
Transfer agency/record keeping fees payable	6,971	9,654
Variation margin payable on open futures contracts	5,400	4,800
Investment advisory fees payable	593	968
Accrued expenses and other payables	40,917	42,611

Total Liabilities	19,076,314	26,821,120

NET ASSETS	$85,648,685	$117,157,990

Investments, at cost	$73,301,900	$94,245,191

(a)	Including $18,598,570 and $25,326,098 of securities loaned for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

(b)	Cost of $71,136,605 and $93,819,032 for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

(c)	Cost of $2,165,295 and $426,159 for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

See Notes to Financial Statements.

40

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(30,715)	$(31,344)
Accumulated net realized gain on investments sold	7,065,493	9,394,754
Net unrealized appreciation of investments	30,961,947	47,110,998
Paid-in capital	47,651,960	60,683,582

	$85,648,685	$117,157,990

NET ASSETS:
Class K Shares	$58,263,251	$103,695,398

Class Y Shares	$27,385,434	$13,462,592

SHARES OUTSTANDING:
Class K Shares	4,914,714	5,775,168

Class Y Shares	2,002,327	751,505

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$11.85	$17.96
CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$13.68	$17.91

See Notes to Financial Statements.

41

The Munder S&P® Index Funds

Statements of Operations, For the Year Ended June 30, 2007

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

INVESTMENT INCOME:
Interest	$71,755	$55,402
Dividends on securities of unaffiliated companies(a)	1,206,535	1,250,286
Dividends on securities of affiliated company	51,004	27,268
Securities lending, net of borrower rebates	23,286	79,127

Total Investment Income	1,352,580	1,412,083

EXPENSES:
Shareholder servicing fees:
Class K Shares	151,243	260,236
Administration fees	137,840	184,540
Investment advisory fees	127,833	180,193
Custody fees	74,176	111,778
Legal and audit fees	45,008	45,972
Trustees’ fees and expenses	36,535	36,432
Transfer agency/record keeping fees	34,351	53,032
Printing fees	27,128	25,953
Registration and filing fees	550	809
Other	20,699	25,660

Total Expenses	655,363	924,605

NET INVESTMENT INCOME	697,217	487,478

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions of unaffiliated companies	8,791,460	13,863,047
Futures contracts	584,392	388,873
Net change in unrealized appreciation/(depreciation) of:
Securities	3,971,515	2,408,891
Futures contracts	(256,104)	(309,898)

Net realized and unrealized gain on investments	13,091,263	16,350,913

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,788,480	$16,838,391

(a)	Net of foreign withholding taxes of $340 on the Munder S&P® SmallCap Index Equity Fund.

See Notes to Financial Statements.

42

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43

The Munder S&P® Index Funds

Statements of Changes in Net Assets

	Munder S&P® MidCap
	Index Equity Fund(a)

	Year Ended	Period Ended	Year Ended
	June 30, 2007	June 30, 2006	December 31, 2005

Net investment income	$697,217	$395,711	$699,552
Net realized gain from security transactions and futures contracts	9,375,852	2,983,399	9,724,900
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	3,715,411	100,976	(984,472)

Net increase in net assets resulting from operations	13,788,480	3,480,086	9,439,980
Dividends to shareholders from net investment income:
Class K Shares	(519,333)	(265,655)	(483,584)
Class Y Shares	(243,538)	(111,489)	(185,159)
Distributions to shareholders from net realized gains:
Class K Shares	(4,904,716)	—	(5,718,865)
Class Y Shares	(1,846,213)	—	(1,976,047)
Net increase/(decrease) in net assets from Fund share transactions:
Class K Shares	(10,016,367)	(2,384,060)	(40,477,201)
Class Y Shares	1,285,432	(208,559)	1,554,782
Short-term trading fees	1,014	8,414	3,039

Net increase/(decrease) in net assets	(2,455,241)	518,737	(37,843,055)
NET ASSETS:
Beginning of period	88,103,926	87,585,189	125,428,244

End of period	$85,648,685	$88,103,926	$87,585,189

Accumulated distributions in excess of net investment income	$(30,715)	$(5,267)	$(23,834)

(a)	Effective February 14, 2006, the Munder S&P® MidCap Index Equity Fund changed its fiscal and tax year end from December 31 to June 30.

See Notes to Financial Statements.

44

	Munder S&P® SmallCap
	Index Equity Fund(a)

	Year Ended	Period Ended	Year Ended
	June 30, 2007	June 30, 2006	December 31, 2005

Net investment income	$487,478	$270,157	$490,357
Net realized gains from security transactions and futures contracts	14,251,920	6,084,540	5,776,679
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	2,098,993	2,372,234	1,703,077

Net increase in net assets resulting from operations	16,838,391	8,726,931	7,970,113
Dividends to shareholders from net investment income:
Class K Shares	(471,834)	(174,836)	(347,280)
Class Y Shares	(91,032)	(38,865)	(71,507)
Distributions to shareholders from net realized gains:
Class K Shares	(9,504,158)	—	(2,987,121)
Class Y Shares	(1,109,284)	—	(350,375)
Net increase/(decrease) in net assets from Fund share transactions:
Class K Shares	(13,856,461)	(2,013,178)	(10,529,499)
Class Y Shares	(1,006,581)	324,285	(2,454,841)
Short-term trading fees	3,717	369	431

Net increase/(decrease) in net assets	(9,197,242)	6,824,706	(8,770,079)
NET ASSETS:
Beginning of period	126,355,232	119,530,526	128,300,605

End of period	$117,157,990	$126,355,232	$119,530,526

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(31,344)	$30,191	$(26,265)

(a)	Effective February 14, 2006, the Munder S&P® SmallCap Index Equity Fund changed its fiscal and tax year end from December 31 to June 30.

See Notes to Financial Statements.

45

The Munder S&P® Index Funds

Statements of Changes in Net Assets — Capital Stock Activity

	Munder S&P® MidCap
	Index Equity Fund(a)

	Year Ended	Period Ended	Year Ended
	June 30, 2007	June 30, 2006	December 31, 2005

Amount
Class K Shares:
Sold	$4,233,674	$4,329,950	$8,121,398
Issued as reinvestment of dividends and distributions	1,032,342	48,680	1,069,402
Redeemed	(15,282,383)	(6,762,690)	(49,668,001)

Net decrease	$(10,016,367)	$(2,384,060)	$(40,477,201)

Class Y Shares:
Sold	$7,255,109	$3,210,093	$5,552,455
Issued as reinvestment of dividends and distributions	1,755,709	93,116	1,580,489
Redeemed	(7,725,386)	(3,511,768)	(5,578,162)

Net increase/(decrease)	$1,285,432	$(208,559)	$1,554,782

Shares
Class K Shares:
Sold	386,959	390,418	749,958
Issued as reinvestment of dividends and distributions	99,116	4,437	99,397
Redeemed	(1,380,720)	(606,516)	(4,758,875)

Net decrease	(894,645)	(211,661)	(3,909,520)

Class Y Shares:
Sold	572,783	247,081	440,894
Issued as reinvestment of dividends and distributions	146,055	7,356	127,569
Redeemed	(610,223)	(274,269)	(446,219)

Net increase/(decrease)	108,615	(19,832)	122,244

(a)	Effective February 14, 2006, the Munder S&P® MidCap Index Equity Fund changed its fiscal and tax year end from December 31 to June 30.

See Notes to Financial Statements.

46

	Munder S&P® SmallCap
	Index Equity Fund(a)

	Year Ended	Period Ended	Year Ended
	June 30, 2007	June 30, 2006	December 31, 2005

Amount
Class K Shares:
Sold	$6,306,565	$6,695,756	$8,283,516
Issued as reinvestment of dividends and distributions	222,544	3,529	42,811
Redeemed	(20,385,570)	(8,712,463)	(18,855,826)

Net decrease	$(13,856,461)	$(2,013,178)	$(10,529,499)

Class Y Shares:
Sold	$2,914,089	$3,135,577	$3,927,975
Issued as reinvestment of dividends and distributions	786,132	25,452	214,795
Redeemed	(4,706,802)	(2,836,744)	(6,597,611)

Net increase/(decrease)	$(1,006,581)	$324,285	$(2,454,841)

Shares
Class K Shares:
Sold	376,052	389,078	534,071
Issued as reinvestment of dividends and distributions	13,757	209	2,664
Redeemed	(1,197,490)	(504,750)	(1,217,290)

Net decrease	(807,681)	(115,463)	(680,555)

Class Y Shares:
Sold	170,965	180,476	251,096
Issued as reinvestment of dividends and distributions	48,592	1,500	13,383
Redeemed	(280,068)	(164,847)	(423,983)

Net increase/(decrease)	(60,511)	17,129	(159,504)

(a)	Effective February 14, 2006, the Munder S&P® SmallCap Index Equity Fund changed its fiscal and tax year end from December 31 to June 30.

See Notes to Financial Statements.

47

Munder S&P® MidCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares

	Year		Period		Year	Year	Year	Year
	Ended		Ended		Ended	Ended	Ended	Ended
	6/30/07		6/30/06		12/31/05	12/31/04	12/31/03	12/31/02

Net asset value, beginning of period	$11.02		$10.65		$10.46	$9.29	$6.94	$8.21

Income/(loss) from investment operations:
Net investment income	0.08		0.04		0.07	0.05	0.04	0.05
Net realized and unrealized gain/(loss) on investments	1.71		0.38		1.16	1.40	2.34	(1.27)

Total from investment operations	1.79		0.42		1.23	1.45	2.38	(1.22)

Less distributions:
Dividends from net investment income	(0.10)		(0.05)		(0.08)	(0.06)	(0.03)	(0.05)
Distributions from net realized gains	(0.86)		—		(0.96)	(0.22)	—	—

Total distributions	(0.96)		(0.05)		(1.04)	(0.28)	(0.03)	(0.05)

Short-term trading fees	(0.00	)(b)	(0.00	)(b)	0.00 (b)	—	—	—

Net asset value, end of period	$11.85		$11.02		$10.65	$10.46	$9.29	$6.94

Total return(c)	17.74%		3.90%		11.74%	15.66%	34.45%	(14.96)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$58,263		$64,047		$64,120	$103,876	$89,945	$44,928
Ratio of operating expenses to average net assets	0.84%		0.82	%(d)	0.82%	0.73%	0.74%	0.59%
Ratio of net investment income to average net assets	0.75%		0.81	%(d)	0.68%	0.48%	0.50%	0.60%
Portfolio turnover rate	11%		5%		17%	24%	7%	28%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.84%		0.82	%(d)	0.82%	0.73%	0.74%	0.77%

(a)	Class K Shares and Class Y Shares of the Fund commenced operations on November 4, 1999 and February 13, 1998, respectively. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Amount is less than $0.005 per share.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	Annualized.

See Notes to Financial Statements.

48

Y Shares

Year		Period		Year	Year	Year	Year
Ended		Ended		Ended	Ended	Ended	Ended
6/30/07		6/30/06		12/31/05	12/31/04	12/31/03	12/31/02

$12.70		$12.26		$12.03	$10.68	$7.97	$9.43

0.13		0.07		0.11	0.08	0.06	0.08
1.98		0.43		1.33	1.62	2.70	(1.47)

2.11		0.50		1.44	1.70	2.76	(1.39)

(0.13)		(0.06)		(0.10)	(0.09)	(0.05)	(0.07)
(1.00)		—		(1.11)	(0.26)	—	—

(1.13)		(0.06)		(1.21)	(0.35)	(0.05)	(0.07)

(0.00	)(b)	(0.00	)(b)	0.00 (b)	—	—	—

$13.68		$12.70		$12.26	$12.03	$10.68	$7.97

17.99%		4.07%		12.00%	15.94%	34.82%	(14.86)%

$27,385		$24,056		$23,465	$21,552	$17,683	$10,727
0.59%		0.57	%(d)	0.57%	0.48%	0.49%	0.34%
1.00%		1.06	%(d)	0.94%	0.73%	0.75%	0.85%
11%		5%		17%	24%	7%	28%
0.59%		0.57	%(d)	0.57%	0.48%	0.49%	0.52%

See Notes to Financial Statements.

49

Munder S&P® SmallCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares

	Year	Period		Year	Year	Year	Year
	Ended	Ended		Ended	Ended	Ended	Ended
	6/30/07	6/30/06		12/31/05	12/31/04	12/31/03	12/31/02

Net asset value, beginning of period	$17.09	$15.96		$15.40	$12.91	$9.39	$11.10

Income/(loss) from investment operations:
Net investment income	0.07	0.03		0.06	0.05	0.02	0.04
Net realized and unrealized gain/(loss) on investments	2.34	1.13		1.00	2.74	3.52	(1.71)

Total from investment operations	2.41	1.16		1.06	2.79	3.54	(1.67)

Less distributions:
Dividends from net investment income	(0.08)	(0.03)		(0.05)	(0.05)	(0.02)	(0.04)
Distributions from net realized gains	(1.46)	—		(0.45)	(0.25)	—	—

Total distributions	(1.54)	(0.03)		(0.50)	(0.30)	(0.02)	(0.04)

Short-term trading fees	0.00 (b)	0.00	(b)	0.00 (b)	—	—	—

Net asset value, end of period	$17.96	$17.09		$15.96	$15.40	$12.91	$9.39

Total return(c)	15.24%	7.25%		6.84%	21.62%	37.76%	(15.07)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$103,695	$112,507		$106,875	$113,631	$97,034	$60,751
Ratio of operating expenses to average net assets	0.80%	0.79	%(d)	0.79%	0.75%	0.79%	0.52%
Ratio of net investment income to average net assets	0.38%	0.39	%(d)	0.38%	0.38%	0.16%	0.34%
Portfolio turnover rate	14%	8%		17%	19%	13%	12%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.80%	0.79	%(d)	0.79%	0.75%	0.79%	0.68%

(a)	Class K Shares and Class Y Shares of the Fund commenced operations on November 4, 1999 and August 7, 1997, respectively. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Amount is less than $0.005 per share.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	Annualized.

See Notes to Financial Statements.

50

Y Shares

Year	Period		Year	Year	Year	Year
Ended	Ended		Ended	Ended	Ended	Ended
6/30/07	6/30/06		12/31/05	12/31/04	12/31/03	12/31/02

$17.05	$15.92		$15.37	$12.89	$9.38	$11.08

0.11	0.06		0.09	0.09	0.05	0.06
2.33	1.12		1.00	2.73	3.50	(1.69)

2.44	1.18		1.09	2.82	3.55	(1.63)

(0.12)	(0.05)		(0.09)	(0.09)	(0.04)	(0.07)
(1.46)	—		(0.45)	(0.25)	—	—

(1.58)	(0.05)		(0.54)	(0.34)	(0.04)	(0.07)

0.00 (b)	0.00	(b)	0.00 (b)	—	—	—

$17.91	$17.05		$15.92	$15.37	$12.89	$9.38

15.48%	7.40%		7.07%	21.96%	38.04%	(14.80)%

$13,463	$13,848		$12,655	$14,670	$10,455	$6,391
0.55%	0.54	%(d)	0.54%	0.50%	0.54%	0.27%
0.63%	0.65	%(d)	0.62%	0.63%	0.41%	0.59%
14%	8%		17%	19%	13%	12%
0.55%	0.54	%(d)	0.54%	0.50%	0.54%	0.43%

See Notes to Financial Statements.

51

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52

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007

1.	Organization

    As of June 30, 2007, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the following series of MST: Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund (each, a “Fund” and collectively, the “S&P® Index Funds”). Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. Each Fund is classified as a diversified management investment company under the 1940 Act. The goal of the Munder S&P® MidCap Index Equity Fund is to provide performance and income that is comparable to the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400®”). The S&P MidCap 400® is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The goal of the Munder S&P® SmallCap Index Equity Fund is to provide performance and income that is comparable to the Standard & Poor’s SmallCap 600® Index (“S&P SmallCap 600®”). The S&P SmallCap 600® is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    Each of the S&P® Index Funds has two classes of shares — Class K and Class Y Shares. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Funds’ prospectus, without either a front-end sales charge or a contingent deferred sales charge. Both classes of shares have identical rights and voting privileges.

    Effective February 14, 2006, each of the S&P® Index Funds changed their fiscal and tax year end from December 31 to June 30.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

53

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

significant accounting policies followed by each Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including financial futures contracts, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the net asset value of such underlying funds. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: During the year ended June 30, 2007, each Fund used futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis for long positions and upon closing of the contract for short positions. The daily changes in futures contracts are recorded as unrealized appreciation/ (depreciation) of futures contracts. Each Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk

54

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by each Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/ or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: Each Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by a Fund is invested in short-term instruments and is recorded on each Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of each Fund by the lending agent and is not reflected in each Fund’s Portfolio of Investments or Statement of Assets and Liabilities. Each Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. Each Fund also continues to receive the equivalent of the interest or dividends paid on the loaned securities. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and the accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to each Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of each

55

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

Fund are then prorated among the share classes, as applicable, based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Each Fund instructs the custodian to designate as collateral on each Fund’s books assets with a current market value at least equal to the amount of its when-issued purchase commitments.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Funds’ prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by each Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by each Fund. Each Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Funds’ financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and

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The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on each Fund’s financial statements and related disclosures.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% (87% on a fully diluted basis) of Munder Capital Management (the “Advisor”), including its World Asset Management division, which was responsible for managing each Fund during that period.

    On December 29, 2006, Comerica sold its interest in the Advisor, but retained ownership of World Asset Management, which became World Asset Management, Inc. (“World”), a wholly-owned subsidiary of Comerica Bank. World continues to serve as sub-advisor for each Fund. In addition, as of June 30, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of each Fund.

    For its advisory services, during the year ended June 30, 2007, the Advisor earned from each Fund a fee, computed and payable daily, based on the average daily net assets of each Fund, at the following annual rates:

Fees on Average
Daily Net Assets

Munder S&P® MidCap Index Equity Fund	0.15%
Munder S&P® SmallCap Index Equity Fund	0.15%

    Pursuant to a sub-advisory agreement with the Advisor that became effective on December 29, 2006, World is responsible for the management of each Fund, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Funds, World is entitled to receive from the Advisor a fee, computed daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

Fund Net Assets	Annual Fee

First $10 million	0.12%
Next $40 million	0.10%
Next $50 million	0.08%
Next $100 million	0.04%
Assets exceeding $200 million	0.02%

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each Fund an administration fee, computed daily and payable monthly, based on the average

57

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

daily net assets of each Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from each Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2007, the Advisor earned $137,840 and $184,540 before payment of sub-administration fees and $89,308 and $121,943 after payment of sub-administration fees for its administrative services to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively. During the year ended June 30, 2007, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund paid an annual effective rate of 0.1621% and 0.1539%, respectively, for administrative services.

    Beginning on November 27, 2006, each Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by each Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statements of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Funds. For the year ended June 30, 2007, in connection with the S&P® Index Funds’ investments in the Money Market Fund, the Advisor earned $1,969 in advisory fees before waivers and reimbursements ($58 after waivers and reimbursements) and $835 in administration fees from the Munder S&P® MidCap Index Equity Fund and $1,053 in advisory fees before waivers and reimbursements ($31 after waivers and reimbursements) and $446 in administration fees from the Munder S&P® SmallCap Index Equity Fund.

    Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of each Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $4,112 and $10,633 for its administrative, record keeping and other related services provided to the Munder S&P® MidCap

58

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively, for the year ended June 30, 2007.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the year ended June 30, 2007, no officer, director or employee of the Advisor, Comerica or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Munder Funds have a Distribution and Service Plan (the “Plan”) with respect to Class K Shares. Under the Plan, service fees may be collected from each Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services to their customers that invest in Class K Shares. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.25% on Class K Shares.

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Bank is among the Service Organizations who may receive fees from the S&P® Index Funds under the Plan. For shareholder services provided to Class K shareholders for the year ended June 30, 2007, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund paid $151,243 and $260,236, respectively, to Comerica Bank.

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The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

5.	Securities Transactions

    For the year ended June 30, 2007, the cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

	Year Ended
	June 30, 2007

	Purchases	Sales

Munder S&P® MidCap Index Equity Fund	$9,313,901	$20,005,551
Munder S&P® SmallCap Index Equity Fund	16,014,454	30,944,858

    At June 30, 2007, aggregate cost for Federal income tax purposes, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value, and net unrealized appreciation for Federal income tax purposes were as follows:

Net
	Aggregate			Unrealized
	Cost	Unrealized	Unrealized	Appreciation
	For Federal	Appreciation	Depreciation	For Federal
	Income Tax	For Tax	For Tax	Income Tax
	Purposes	Purposes	Purposes	Purposes

Munder S&P® MidCap Index Equity Fund	$73,895,973	$32,136,178	$(1,785,665)	$30,350,513
Munder S&P® SmallCap Index Equity Fund	96,395,500	49,886,911	(4,919,578)	44,967,333

    At June 30, 2007, the S&P® Index Funds had the following open financial futures contracts:

	Number	Notional	Market	Unrealized
	of	Value of	Value of	Appreciation/
	Contracts	Contracts	Contracts	(Depreciation)

Munder S&P® MidCap Index Equity Fund:
S&P MidCap 400® Index, September 2007 (long position)	6	$2,695,239	$2,712,600	$17,361
Munder S&P® SmallCap Index Equity Fund:
Russell 2000 Index, September 2007 (long position)	3	1,269,794	1,263,150	(6,644)

6.	Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the S&P® Index Funds, and other Munder Funds, participate. Borrowings

60

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of each S&P® Index Fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the year ended June 30, 2007, neither S&P® Index Fund utilized the revolving line of credit. For the year ended June 30, 2007, total commitment fees incurred by the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund were $874 and $1,248, respectively.

7.	Indemnification Obligations

    Each Fund has a variety of indemnification obligations under contracts with its service providers. Each Fund’s maximum exposure under these arrangements is unknown. However, the S&P® Index Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole. A Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends received deduction for income tax purposes.

    The tax character of distributions paid to shareholders during the year ended June 30, 2007, the period ended June 30, 2006 and the year ended December 31, 2006 was as follows:

	Year Ended			Period Ended			Year Ended
	June 30, 2007			June 30, 2006			December 31, 2005

	Ordinary	Long-Term		Ordinary	Long-Term		Ordinary	Long-Term
	Income	Capital Gain	Total	Income	Capital Gain	Total	Income	Capital Gain	Total

Munder S&P® MidCap Index Equity Fund	$971,127	6,542,673	$7,513,800	$377,144	$—	$377,144	$2,122,294	$6,241,361	$8,363,655
Munder S&P® SmallCap Index Equity Fund	826,160	10,350,148	11,176,308	213,701	—	213,701	1,064,083	2,692,200	3,756,283

    As determined on June 30, 2007, permanent differences resulting primarily from distribution redesignations were reclassified at year end. The following

61

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

reclassifications had no effect on net income, net assets or asset value per share:

	Undistributed Net	Accumulated Net
	Investment Income	Realized Gain

Munder S&P® MidCap Index Equity Fund	$40,206	$(40,206)
Munder S&P® SmallCap Index Equity Fund	13,853	(13,853)

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed		Unrealized
	Ordinary	Undistributed	Appreciation/
	Income	Capital Gains	(Depreciation)	Total

Munder S&P® MidCap Index Equity Fund	$107,790	$7,569,136	$30,350,513	$38,027,439
Munder S&P® SmallCap Index Equity Fund	347,082	11,191,336	44,967,333	56,505,751

    The differences between book and tax unrealized appreciation are primarily due to wash sales, mark-to-market of futures contracts, real estate investment trust basis adjustments, and deferred trustees’ fees.

9. Tax Information (Unaudited)

    Of the dividends distributed during the year ended June 30, 2007 by the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, 82.46% and 79.45%, respectively, qualify for the dividends received deduction for corporate shareholders.

    For the year ended June 30, 2007, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund designated approximately $1,206,535 and $1,250,626, respectively, as qualified dividend income.

    For the year ended June 30, 2007, the amount of long-term capital gain distributions designated by the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund were $6,542,673 and $10,350,148, respectively.

10. Quarterly Portfolio Schedule (Unaudited)

    Each Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. Each Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public

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The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of each Fund’s portfolio holdings are available on our website, www.munder.com.

11. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the S&P® Index Funds, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov. World will vote proxies for the S&P® Index Funds in a manner that complies with these proxy voting policies and procedures.

12. Proxy Voting Record (Unaudited)

    Each Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by each Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the S&P® Index Funds under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). The Advisor has retained World to serve as sub-advisor to the S&P® Index Funds pursuant to the terms of an Investment Sub-Advisory Agreement dated December 29, 2006 (“Sub-Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement with respect to the S&P® Index Funds for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreement, the Board requested, and received from the Advisor and World, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and the Sub-Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the

63

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

services provided to the Munder Funds by the Advisor and World. In evaluating the Advisory Agreement and the Sub-Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Agreements, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, World, each of their services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether each of the Advisory Agreement and the Sub-Advisory Agreement and the fees provided therein with respect to the S&P® Index Funds should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement and the Sub-Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by each of the Advisor and World to the S&P® Index Funds under the Agreements: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of each of the Advisor and World. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structures of the Advisor and World and the stability of the current organizational structure of the Advisor;

•	the qualifications of management of each of the Advisor and World and of persons providing portfolio management services to the S&P® Index Funds. In this regard, the Board was presented with detailed information

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The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

concerning key management positions at World and the organizational structure and depth of the World’s management team;

•	the services provided by the Advisor during the previous year and the services anticipated to be provided by the Advisor and World in the upcoming year;

•	how responsibilities are shared and coordinated between the Advisor and World with respect to the S&P® Index Funds and the process used by the Advisor to oversee World’s activities;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the S&P® Index Funds in the current period;

•	the Advisor’s performance generally with respect to all the Munder Funds and World’s performance with respect to the S&P® Index Funds, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by each of the Advisor and World in their respective Forms ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of each of the Advisory Agreement and the Sub-Advisory Agreement.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of each of the Advisory Agreement and the Sub-Advisory Agreement.

    (b) The investment performance of each Fund: The Board considered the one-, three- and five-year and since inception total return, on both a gross and net basis, of each S&P® Index Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the respective Fund’s benchmark index and the median performance of the respective Fund’s ”peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered each Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well

65

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

as the three- and five-year and overall “star” ratings of each Fund by Morningstar, Inc. (“Morningstar”).

    The Board considered the one-, three- and five-year total return on a net basis of each Fund’s Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the respective Fund. The Board also considered each Fund’s one-, three- and five-year total return as compared to the performance of other funds in the same Morningstar category as the Fund. In this regard, the Board considered that:

•	The Munder S&P® MidCap Index Equity Fund’s: (1) average annual total returns for Class Y Shares on a gross basis exceeded the performance of the benchmark for the one-, three- and five-year periods, but trailed the performance of the benchmark for the since inception period, (2) average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the median performance of the Fund’s Lipper peer group for the three- and five-year periods, but trailed the median performance of the Fund’s Lipper peer group for the one-year period.

•	The Munder S&P® SmallCap Index Equity Fund’s: (1) average annual total returns for Class Y Shares on a gross basis exceeded the performance of the benchmark for the one-year period, equaled the performance of the benchmark for the five-year period, and trailed the performance of the benchmark for the three-year and since inception periods, and (2) average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the median performance of the Fund’s Lipper peer group for the three- and five-year periods.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the S&P® Index Funds should not preclude approval of the continuance of each of the Advisory Agreement and the Sub-Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and World and their respective affiliates from the relationships with the S&P® Index Funds: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006 (during which period World was a division of the Advisor), and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the S&P® Index Funds and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the

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The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

Advisor under the Advisory Agreement and the costs of World’s services under the Sub-Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the S&P® Index Funds grow and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the S&P® Index Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement and should not preclude approval of the continuance of the Sub-Advisory Agreement.

    (e) A comparison of fee levels of the S&P® Index Funds with those of comparable Funds: The Board considered each Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered each Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared each Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the S&P® Index Funds should not preclude approval of the continuance of the Advisory Agreement or the Sub-Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor or World from their relationships with the S&P® Index Funds: The Board considered the representations that, beyond the fees earned by the Advisor or World and their respective affiliates for providing services to the S&P® Index Funds, the Advisor or World may benefit from its relationship with the S&P® Index Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may

67

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement or the Sub-Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved each of the Advisory Agreement and the Sub-Advisory Agreement for an additional annual period commencing on July 1, 2007.

14.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

68

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business- University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

69

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).
Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

70

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an ”interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

71

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

		Term of	Principal
		Office(1) and	Occupation(s)
	Position(s) with	Length of	During Past
Name, Address and Age	the Funds	Time Served(2)	5 Years

Executive Officers

John S. Adams 48 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).
Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director, Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).
Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

72

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2007 (continued)

    The Statement of Additional Information for the S&P® Index Funds includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

73

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund (two of the portfolios comprising Munder Series Trust) (the “Funds”) as of June 30, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund of Munder Series Trust at June 30, 2007, the results of their operations for the year then ended, and the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

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BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal
Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
INVESTMENT SUB-ADVISOR

World Asset Management, Inc.
255 East Brown Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNS&PINDX607

ANNUAL REPORT
June 30, 2007
Munder Small-Cap
Value Fund
Class A, B, C, K, R & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very truly yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
x	Shareholder Fee Example
1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
23	Notes to Financial Statements
43	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Further, value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A significant portion of the Fund’s assets is invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. Within the financials sector, a substantial portion of the Fund’s investments is in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2007, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Robert Crosby, Julie Hollinshead and John Richardson

    The Fund earned a return of 9.54% for the one year ended June 30, 2007, relative to the 16.05% return for the Russell 2000® Value Index, the 16.69% return for the Lipper universe of small-cap value funds and the 16.06% median return for the Lipper universe of small-cap core funds. (Lipper includes the Fund in the small-cap core universe.)

    On an absolute basis, the Fund benefited from a positive environment for small-cap investors during the year ended June 30, 2007. On a relative basis, the Fund lagged its Russell 2000® Value benchmark, with slightly positive stock selection in the utilities, energy and health care sectors more than offset by weakness in a number of sectors, particularly industrials, materials, information technology and financials.

    There were some strong performers in the industrials sector, including General Cable Corporation (1.5% of the Fund), Ceradyne, Inc. (1.9% of the Fund) and Oshkosh Truck Corporation (1.8% of the Fund). Their positive contributions to the sector’s return, however, were more than countered by the negative performance of a number of industrials holdings, including Old Dominion Freight Line, Inc. and Universal Forest Products, Inc., both of which were eliminated from the Fund in January, and Builders FirstSource, Inc. (0.3% of the Fund).

    In the Fund’s materials sector, the lack of positions in CF Industries Holdings, Inc., Terra Industries Inc., Chaparral Steel Company and Cleveland-Cliffs Inc. had the largest negative impact on relative returns. These stocks all had very strong performance for the one year ended June 30, 2007 and were included in the Fund’s Russell 2000® Value benchmark. Collectively, they subtracted approximately 0.85% from the relative performance of the Fund. Overweights in Quanex Corporation (0.5% of the Fund), and Eagle Materials Inc. (eliminated from the Fund in April) also held back the Fund’s relative performance. All of these factors were too much to be balanced out by the positive contributions of Reliance Steel & Aluminum Co. (1.8% of the Fund) and Century Aluminum Company (0.9% of the Fund), both of which were strong performers for the year.

    The Fund’s information technology holdings included some strong performers, such as FLIR Systems, Inc. (1.5% of the Fund), NETGEAR, Inc. (1.7% of the Fund) and DealerTrack Holdings, Inc. (0.9% of the Fund). Their positive contribution to relative performance, however, was countered by overweighted positions in a number of stocks that had weak performance for the year. These included Komag, Incorporated (0.6% of the Fund), Sonic Solutions (0.7% of the Fund), Nam Tai Electronics, Inc. (eliminated from the Fund in September), CACI International Inc (eliminated from the Fund in June), SRA International, Inc. and TOM Online Inc., both of which were eliminated from the Fund in February.

    Performance of the Fund’s financials sector was hurt by its holdings of mortgage-related companies, including Accredited Home Lenders Holding Co., HomeBanc Corp. and American Home Mortgage Investment Corp., which were eliminated from the Fund in November, January and June, respectively. Another mortgage-related holding, New Century Financial Corporation, was delisted from the New York Stock Exchange in March. The negative performance of these stocks more than offset the strong

iii

performance of other holdings in the Fund’s financials sector, including Affiliated Managers Group, Inc. (2.1% of the Fund) and KKR Financial Holdings LLC (1.6% of the Fund).

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 2000® Value Index is an unmanaged index that measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth rates. The Russell 2000® Index is an unmanaged index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper small-cap value funds universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iv

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v

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of the Fund, Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Small-Cap Value Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

vi

	GROWTH OF A $10,000 INVESTMENT THROUGH 6/30/07(1)

				Russell	Lipper	Lipper
				2000®	Small-Cap	Small-Cap
Class and	With		Without	Value	Value Funds	Core Funds
Inception Date	Load		Load	Index*	Median**	Median**

CLASS Y 12/26/96	N/A		$34,206	$31,432	$30,221	$28,220

CLASS A 1/10/97	$31,544	#	$33,378	$31,432	$30,221	$28,220

CLASS B 2/11/97	N/A		$30,988	$31,432	$30,221	$28,220

CLASS C 1/13/97	N/A		$30,926	$31,432	$30,221	$28,220

CLASS K 12/31/96	N/A		$33,342	$31,432	$30,221	$28,220

CLASS R 7/29/04	N/A		$14,942	$15,946	$15,485	$15,543

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

#	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

*	The Russell 2000® Value Index is an unmanaged index that measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth rates. The Russell 2000® Index is an unmanaged index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market. Index comparative returns are as of 7/1/97 for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund and as of 8/1/04 for Class R Shares of the Fund.

**	The Lipper Small-Cap Core Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper Small-Cap Value Funds Median represents the median performance of a universe of existing mutual funds that have an investment objective that is similar to that of the Fund and is shown as supplemental information. Lipper comparative returns are as of 7/1/97 for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund and as of 8/1/04 for Class R Shares of the Fund.

vii

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

			One			Five			Ten			Since
	One		Year	Five		Years	Ten		Years	Since		Inception
Class and	Year		w/out	Years		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		load	w/load		load	w/load		load	w/load		load

CLASS Y 12/26/96	N/A		9.54%	N/A		15.37%	N/A		13.09%	N/A		14.45%

CLASS A 1/10/97	3.26%	#	9.26%	13.78%	#	15.08%	12.17%	#	12.81%	13.40%	#	14.01%

CLASS B 2/11/97	3.42%	†	8.42%	13.98%†		14.22%	N/A		11.97%	N/A		12.73%

CLASS C 1/13/97	7.45%	†	8.45%	N/A		14.21%	N/A		11.95%	N/A		13.16%

CLASS K 12/31/96	N/A		9.24%	N/A		15.09%	N/A		12.80%	N/A		14.11%

CLASS R 7/29/04	N/A		8.95%	N/A		N/A	N/A		N/A	N/A		14.73%

#	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

As identified in the current Fund prospectus, the gross expense ratios for Class A, Class B, Class C, Class K, Class R and Class Y Shares during the fiscal year ended 6/30/06 were 1.34%, 2.09%, 2.09%, 1.34%. 1.60% and 1.09%, respectively. Expenses for the fiscal year ended 6/30/07 are included in this Annual Report in the Financial Highlights. Munder Capital Management limited certain expenses of Class A, Class B, Class C, Class K and Class Y Shares of the Fund during the 1997 & 2000 calendar years. Munder Capital also made a voluntary capital contribution during the 2005 calendar year. Total returns would have been lower if Munder Capital had not limited expenses or made a capital contribution during those periods.

viii

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ix

Shareholder Fee Example

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

x

    Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$1,057.50	$6.99	1.37%
Class B	$1,000.00	$1,053.80	$10.80	2.12%
Class C	$1,000.00	$1,053.60	$10.79	2.12%
Class K	$1,000.00	$1,057.60	$6.99	1.37%
Class R	$1,000.00	$1,055.90	$8.26	1.62%
Class Y	$1,000.00	$1,058.90	$5.72	1.12%

Hypothetical
Class A	$1,000.00	$1,018.00	$6.85	1.37%
Class B	$1,000.00	$1,014.28	$10.59	2.12%
Class C	$1,000.00	$1,014.28	$10.59	2.12%
Class K	$1,000.00	$1,018.00	$6.85	1.37%
Class R	$1,000.00	$1,016.76	$8.10	1.62%
Class Y	$1,000.00	$1,019.24	$5.61	1.12%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

xi

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xii

Munder Small-Cap Value Fund

Portfolio of Investments, June 30, 2007

Shares		Value

COMMON STOCKS — 99.4%
Consumer Discretionary — 15.4%
Auto Components — 5.4%
239,500	BorgWarner, Inc.	$20,606,580
319,400	Drew Industries Incorporated †,(a)	10,584,916
483,519	Noble International, Ltd. (a)	9,883,128
933,900	Spartan Motors, Inc. (a)	15,894,978

		56,969,602

Hotels, Restaurants & Leisure — 2.4%
183,700	Ambassadors Group, Inc.	6,526,861
314,500	Penn National Gaming, Inc. †	18,898,305

		25,425,166

Household Durables — 3.0%
325,300	Meritage Homes Corporation †,(a)	8,701,775
223,700	Ryland Group, Inc. (The) (a)	8,359,669
540,300	Tempur-Pedic International Inc. (a)	13,993,770

		31,055,214

Specialty Retail — 3.2%
507,400	Cabela’s Incorporated †,(a)	11,228,762
96,320	Hibbett Sports, Inc. †	2,637,242
525,400	United Auto Group, Inc. (a)	11,185,766
281,000	Sonic Automotive, Inc., Class A (a)	8,140,570

		33,192,340

Textiles, Apparel & Luxury Goods — 1.4%
522,200	Wolverine World Wide, Inc.	14,470,162

Total Consumer Discretionary		161,112,484

Consumer Staples — 2.3%
Food & Staples Retailing — 1.2%
177,600	Ruddick Corporation (a)	5,349,312
265,600	United Natural Foods, Inc. †,(a)	7,059,648

		12,408,960

Food Products — 1.1%
342,600	Flowers Foods, Inc.	11,429,136

Total Consumer Staples		23,838,096

See Notes to Financial Statements.

1

Munder Small-Cap Value Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy — 7.4%
Energy Equipment & Services — 5.4%
148,200	Core Laboratories N.V. †	$15,070,458
442,750	Oil States International, Inc. †,(a)	18,303,285
1,313,800	Pason Systems Inc.	20,571,869
113,698	TETRA Technologies, Inc. †,(a)	3,206,284

		57,151,896

Oil, Gas & Consumable Fuels — 2.0%
151,100	Carrizo Oil & Gas, Inc. †,(a)	6,266,117
326,400	Southwestern Energy Company †	14,524,800

		20,790,917

Total Energy		77,942,813

Financials — 30.8%
Capital Markets — 3.0%
168,750	Affiliated Managers Group, Inc. †,(a)	21,728,250
278,420	FBR Capital Markets Corporation †,(a)	4,705,298
346,800	FBR Capital Markets Corporation, 144A †,(b),(c),(d),(e),(f)	5,274,828

		31,708,376

Commercial Banks — 4.3%
231,000	Bank of the Ozarks, Inc. (a)	6,437,970
178,700	First Midwest Bancorp, Inc.	6,345,637
125,900	IBERIABANK Corporation	6,225,755
206,400	Sterling Financial Corporation	5,973,216
137,100	SVB Financial Group †,(a)	7,281,381
350,900	UCBH Holdings, Inc. (a)	6,410,943
134,100	Wintrust Financial Corporation (a)	5,880,285

		44,555,187

Consumer Finance — 1.4%
139,500	Cash America International, Inc. †	5,531,175
403,200	First Cash Financial Services, Inc. †	9,451,008

		14,982,183

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Insurance — 4.0%
386,100	Aspen Insurance Holdings Limited	$10,837,827
372,200	Assured Guaranty Ltd.	11,002,232
189,700	Max Re Capital Ltd.	5,368,510
256,172	RAM Holdings Ltd. †	4,034,709
166,900	Tower Group, Inc.	5,324,110
112,200	Zenith National Insurance Corp.	5,283,498

		41,850,886

Real Estate Investment Trusts (REITs) — 18.1%
707,900	Alesco Financial Inc. (a)	5,755,227
414,300	American Home Mortgage Investment Corp. (a)	7,614,834
358,300	Anthracite Capital, Inc.	4,192,110
1,345,700	Ashford Hospitality Trust, Inc.	15,825,432
226,500	BioMed Realty Trust, Inc.	5,689,680
441,100	Corporate Office Properties Trust (a)	18,089,511
379,800	Equity One, Inc. (a)	9,703,890
392,500	Gramercy Capital Corp.	10,809,450
758,600	JER Investors Trust Inc. (a)	11,379,000
671,700	KKR Financial Holdings LLC (a)	16,732,047
357,700	LaSalle Hotel Properties	15,531,334
1,586,000	Luminent Mortgage Capital, Inc. (a)	16,002,740
819,200	Newcastle Investment Corp.	20,537,344
1,005,000	People’s Choice Financial Corporation, 144A (b),(c),(d),(e)	0
763,015	RAIT Financial Trust (a)	19,853,650
239,800	Redwood Trust, Inc.	11,601,524

		189,317,773

Total Financials		322,414,405

Health Care — 6.0%
Health Care Equipment & Supplies — 4.1%
119,015	Orthofix International N.V. †	5,352,105
316,500	PolyMedica Corporation (a)	12,929,025
255,300	Respironics, Inc. †	10,873,227
286,100	West Pharmaceutical Services, Inc. (a)	13,489,615

		42,643,972

Health Care Providers & Services — 0.3%
83,800	VCA Antech, Inc. †	3,158,422

See Notes to Financial Statements.

3

Munder Small-Cap Value Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Life Sciences Tools & Services — 1.6%
127,100	Techne Corporation †	$7,271,391
567,600	QIAGEN N.V. †,(a)	10,097,604

		17,368,995

Total Health Care		63,171,389

Industrials — 15.5%
Aerospace & Defense — 1.8%
263,255	Ceradyne, Inc. †,(a)	19,470,340

Building Products — 0.3%
179,100	Builders FirstSource, Inc. †	2,876,346

Commercial Services & Supplies — 0.9%
488,300	Interface, Inc., Class A	9,209,338

Electrical Equipment — 3.7%
565,950	AMETEK, Inc.	22,456,896
212,800	General Cable Corporation †	16,119,600

		38,576,496

Industrial Conglomerates — 1.9%
428,600	Carlisle Companies Incorporated	19,934,186

Machinery — 4.6%
270,900	Actuant Corporation, Class A (a)	17,082,954
233,600	Commercial Vehicle Group, Inc. †	4,351,968
127,600	Middleby Corporation (The) †,(a)	7,633,032
299,500	Oshkosh Truck Corporation	18,844,540

		47,912,494

Road & Rail — 1.3%
282,800	Landstar System, Inc.	13,645,100

Trading Companies & Distributors — 1.0%
497,219	Rush Enterprises, Inc., Class B †,(g)	10,411,766

Total Industrials		162,036,066

See Notes to Financial Statements.

4

Shares		Value

Information Technology — 13.7%
Communications Equipment — 3.8%
146,720	Comtech Telecommunications Corp. †	$6,810,742
530,000	DataPath, Inc., 144A †,(b),(c),(d),(e)	5,035,000
676,897	Digi International Inc. †	9,977,462
490,200	NETGEAR, Inc. †,(a)	17,769,750

		39,592,954

Computers & Peripherals — 0.6%
211,500	Komag, Incorporated †,(a)	6,744,735

Electronic Equipment & Instruments — 3.4%
182,700	Anixter International, Inc. †	13,740,867
343,100	FLIR Systems, Inc. †,(a)	15,868,375
495,800	TTM Technologies, Inc. †	6,445,400

		36,054,642

Information Technology Services — 0.3%
61,500	CACI International Inc. †	3,004,275

Internet Software & Services — 2.4%
243,668	DealerTrack Holdings, Inc. †	8,976,729
455,100	j2 Global Communications, Inc. †,(a)	15,882,990

		24,859,719

Semiconductors & Semiconductor Equipment — 2.5%
596,375	Diodes Incorporated †,(a)	24,910,584
43,823	Silicon Motion Technology Corporation, ADR †	1,088,125

		25,998,709

Software — 0.7%
581,100	Sonic Solutions †,(a)	7,327,671

Total Information Technology		143,582,705

See Notes to Financial Statements.

5

Munder Small-Cap Value Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials — 5.7%
Metals & Mining — 5.7%
146,250	A.M. Castle & Co.	$5,251,838
595,200	AMCOL International Corporation (a)	16,254,912
176,900	Century Aluminum Company †	9,664,047
55,893	Haynes International, Inc. †	4,719,046
112,350	Quanex Corporation (a)	5,471,445
328,000	Reliance Steel & Aluminum Co.	18,453,280

		59,814,568

Total Materials
Utilities — 2.6%
Electric Utilities — 0.9%
122,633	ALLETE, Inc.	5,769,883
81,291	ITC Holdings Corp.	3,302,853

		9,072,736

Gas Utilities — 1.7%
145,700	New Jersey Resources Corporation	7,433,614
287,817	South Jersey Industries, Inc.	10,182,965

		17,616,579

Total Utilities		26,689,315

TOTAL COMMON STOCKS
(Cost $767,640,538)		1,040,601,841

INVESTMENT COMPANY SECURITY — 0.5%
(Cost $5,225,032)
5,225,032	Institutional Money Market Fund (g)	5,225,032

COLLATERAL FOR SECURITIES ON LOAN — 22.0%
(Cost $229,656,874)
229,656,874	State Street Navigator Securities Trust – Prime Portfolio (h)	229,656,874

TOTAL INVESTMENTS
(Cost $1,002,522,444)	121.9%	1,275,483,747
OTHER ASSET AND LIABILITIES (NET)	(21.9)	(228,893,955)

NET ASSETS	100.0%	$1,046,589,792

See Notes to Financial Statements.

6

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of June 30, 2007 (see Notes to Financial Statements, Note 3). At June 30, 2007, these securities represent $10,309,828, 1.0% of net assets.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At June 30, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $10,309,828, 1.0% of net assets.

Security	Acquisition Date	Cost

DataPath, Inc., 144A	06/23/2006	$5,830,000
FBR Capital Markets Corporation, 144A	07/14/2006	5,202,000
People’s Choice Financial Corporation, 144A	12/21/2004	4,750,000
	06/30/2005	1,202,500
	09/19/2005	1,192,500
	01/03/2006	1,385,000

(f)	At June 30, 2007, FBR Capital Markets Corporation, 144A, was valued at $15.21 per share which represents 90% of the market value of the unrestricted common stock of the same issuer. The unrestricted common stock commenced trading on June 8, 2007.

(g)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

(h)	At June 30, 2007, the market value of the securities on loan is $222,830,790.

ABBREVIATION:

ADR — American Depositary Receipt

See Notes to Financial Statements.

7

Munder Small-Cap Value Fund

Portfolio of Investments, June 30, 2007 (continued)

At June 30, 2007 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	91.4%	$957,178,401
Bermuda	3.0	31,243,278
Netherlands	2.4	25,168,062
Canada	2.0	20,571,870
Netherlands Antilles	0.5	5,352,105
Taiwan	0.1	1,088,125

TOTAL COMMON STOCKS	99.4	1,040,601,841
COLLATERAL FOR SECURITIES ON LOAN	22.0	229,656,874
INVESTMENT COMPANY SECURITY	0.5	5,225,032

TOTAL INVESTMENTS	121.9	1,275,483,747
OTHER ASSETS AND LIABILITIES (Net)	(21.9)	(228,893,955)

NET ASSETS	100.0%	$1,046,589,792

See Notes to Financial Statements.

8

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9

Munder Small-Cap Value Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $989,741,019)	$1,259,846,949
Securities of affiliated companies (cost — $12,781,425)	15,636,798

Total Investments	1,275,483,747
Dividends receivable	3,089,638
Receivable for investment securities sold	8,970,895
Receivable for Fund shares sold	1,041,083
Prepaid expenses and other assets	85,546

Total Assets	1,288,670,909

LIABILITIES:
Custodian overdraft payable	992,596
Payable for investment securities purchased	6,972,912
Payable for Fund shares redeemed	3,331,580
Payable upon return of securities loaned	229,656,874
Transfer agency/record keeping fees payable	587,802
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	271,968
Administration fees payable	75,953
Investment advisory fees payable	43,337
Trustees’ fees and expenses payable	39,585
Shareholder servicing fees payable — Class K Shares	9,345
Custody fees payable	9,328
Accrued expenses and other payables	89,837

Total Liabilities	242,081,117

NET ASSETS	$1,046,589,792

Investments, at cost	$1,002,522,444

*	Including $222,830,790 of securities loaned.

See Notes to Financial Statements.

10

NET ASSETS consist of:
Undistributed net investment income	$5,466,435
Accumulated net realized gain on investments sold	36,992,335
Net unrealized appreciation of investments	272,961,427
Paid-in capital	731,169,595

$1,046,589,792

NET ASSETS:
Class A Shares	$421,761,546

Class B Shares	$48,544,649

Class C Shares	$165,732,243

Class K Shares	$44,558,007

Class R Shares	$6,398,035

Class Y Shares	$359,595,312

SHARES OUTSTANDING:
Class A Shares	13,655,395

Class B Shares	1,641,753

Class C Shares	5,623,919

Class K Shares	1,444,228

Class R Shares	207,902

Class Y Shares	11,560,466

CLASS A SHARES:
Net asset value and redemption price per share	$30.89

Maximum sales charge	5.50%
Maximum offering price per share	$32.69

CLASS B SHARES:
Net asset value and offering price per share*	$29.57

CLASS C SHARES:
Net asset value and offering price per share*	$29.47

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$30.85

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$30.77

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$31.11

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Small-Cap Value Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$325,969
Dividends on securities of unaffiliated companies(a)	24,601,878
Dividends on securities of affiliated companies	498,196
Securities lending, net of borrower rebates	836,811

Total Investment Income	26,262,854

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	1,186,993
Class B Shares	523,236
Class C Shares	1,810,837
Class R Shares	34,396
Shareholder servicing fees:
Class K Shares	127,119
Investment advisory fees	8,450,523
Transfer agency/record keeping fees	2,300,563
Administration fees	1,081,918
Custody fees	173,256
Registration and filing fees	84,126
Legal and audit fees	71,442
Trustees’ fees and expenses	38,595
Other	258,628

Total Expenses	16,141,632

NET INVESTMENT INCOME	10,121,222

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	37,982,953
Foreign currency-related transactions	(656)
Net change in unrealized appreciation/(depreciation) of:
Securities	47,615,861
Foreign currency-related transactions	124

Net realized and unrealized gain on investments	85,598,282

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,719,504

(a)	Net of foreign withholding taxes of $34,003.

See Notes to Financial Statements.

12

Munder Small-Cap Value Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Net investment income	$10,121,222	$9,502,662
Net realized gain from security transactions, foreign currency-related transactions and in-kind redemption	37,982,297	85,320,293
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	47,615,985	51,757,960

Net increase in net assets resulting from operations	95,719,504	146,580,915
Dividends to shareholders from net investment income:
Class A Shares	(3,692,229)	(3,008,886)
Class B Shares	(118,563)	(195,500)
Class C Shares	(422,454)	(564,063)
Class K Shares	(404,242)	(367,955)
Class R Shares	(33,974)	(30,577)
Class Y Shares	(3,560,342)	(3,103,282)
Distributions to shareholders from net realized gains:
Class A Shares	(12,837,013)	(13,620,958)
Class B Shares	(1,472,969)	(2,013,850)
Class C Shares	(5,015,456)	(5,683,070)
Class K Shares	(1,430,859)	(1,672,075)
Class R Shares	(223,220)	(203,084)
Class Y Shares	(9,152,205)	(10,041,358)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(123,917,018)	69,236,941
Class B Shares	(13,261,677)	(17,169,219)
Class C Shares	(41,183,027)	2,549,781
Class K Shares	(17,309,955)	(4,676,081)
Class R Shares	(2,615,249)	2,956,242
Class Y Shares	(32,482,509)	11,603,390
Short-term trading fees	18,069	43,600
Voluntary contribution from Advisor	—	46,145

Net increase/(decrease) in net assets	(173,395,388)	170,667,056
NET ASSETS:
Beginning of year	1,219,985,180	1,049,318,124

End of year	$1,046,589,792	$1,219,985,180

Undistributed net investment income	$5,466,435	$3,669,465

See Notes to Financial Statements.

13

Munder Small-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Amount
Class A Shares:
Sold*	$84,678,850	$188,945,917
Issued as reinvestment of dividends and distributions	11,561,560	11,615,513
Redeemed	(220,157,428)	(131,324,489)

Net increase/(decrease)	$(123,917,018)	$69,236,941

Class B Shares:
Sold	$3,501,142	$7,947,352
Issued as reinvestment of dividends and distributions	1,056,222	1,427,428
Redeemed*	(17,819,041)	(26,543,999)

Net decrease	$(13,261,677)	$(17,169,219)

Class C Shares:
Sold	$17,366,180	$28,503,471
Issued as reinvestment of dividends and distributions	3,171,674	3,646,986
Redeemed	(61,720,881)	(29,600,676)

Net increase/(decrease)	$(41,183,027)	$2,549,781

Class K Shares:
Sold	$4,214,659	$8,604,638
Issued as reinvestment of dividends and distributions	462,271	378,246
Redeemed	(21,986,885)	(13,658,965)

Net decrease	$(17,309,955)	$(4,676,081)

Class R Shares:
Sold	$2,072,208	$3,738,698
Issued as reinvestment of dividends and distributions	157,615	136,356
Redeemed	(4,845,072)	(918,812)

Net increase/(decrease)	$(2,615,249)	$2,956,242

Class Y Shares:
Sold	$57,448,181	$147,840,926
Issued as reinvestment of dividends and distributions	12,046,039	9,020,397
Redeemed	(101,976,729)	(43,295,249)
In-kind redemption	—	(101,962,684)

Net increase/(decrease)	$(32,482,509)	$11,603,390

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

14

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Shares
Class A Shares:
Sold*	2,924,712	6,726,353
Issued as reinvestment of dividends and distributions	415,138	424,633
Redeemed	(7,533,105)	(4,618,868)

Net increase/(decrease)	(4,193,255)	2,532,118

Class B Shares:
Sold	126,192	295,098
Issued as reinvestment of dividends and distributions	39,587	54,124
Redeemed*	(638,641)	(969,042)

Net decrease	(472,862)	(619,820)

Class C Shares:
Sold	627,208	1,064,561
Issued as reinvestment of dividends and distributions	119,230	138,713
Redeemed	(2,204,786)	(1,083,116)

Net increase/(decrease)	(1,458,348)	120,158

Class K Shares:
Sold	145,481	305,590
Issued as reinvestment of dividends and distributions	16,620	13,840
Redeemed	(758,285)	(477,807)

Net decrease	(596,184)	(158,377)

Class R Shares:
Sold	71,360	134,780
Issued as reinvestment of dividends and distributions	5,672	4,993
Redeemed	(167,876)	(32,751)

Net increase/(decrease)	(90,844)	107,022

Class Y Shares:
Sold	1,951,372	5,252,129
Issued as reinvestment of dividends and distributions	429,741	329,175
Redeemed	(3,444,543)	(1,531,056)
In-kind redemption	—	(3,868,083)

Net increase/(decrease)	(1,063,430)	182,165

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

15

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$29.25	$26.52		$23.12	$16.84	$16.95

Income/(loss) from investment operations:
Net investment income/(loss)	0.28	0.25		0.20	0.07	0.05
Net realized and unrealized gain/(loss) on investments	2.32	3.42		3.80	6.21	(0.04	)(c)

Total from investment operations	2.60	3.67		4.00	6.28	0.01

Less distributions:
Dividends from net investment income	(0.22)	(0.17)		(0.11)	—	—
Distributions from net realized gains	(0.74)	(0.77)		(0.49)	—	(0.12)

Total distributions	(0.96)	(0.94)		(0.60)	—	(0.12)

Short-term trading fees	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)	—

Voluntary contribution from Advisor	—	0.00	(d)	—	—	—

Net asset value, end of period	$30.89	$29.25		$26.52	$23.12	$16.84

Total return(f)	9.26%	14.10	%(e)	17.67%	37.29%	0.20%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$421,762	$522,111		$406,154	$76,498	$20,593
Ratio of operating expenses to average net assets	1.36%	1.34%		1.33%	1.39%	1.65%
Ratio of net investment income to average net assets	0.98%	0.88%		0.78%	0.33%	0.36%
Portfolio turnover rate	29%	36%		26%	43%	70%
Ratio of operating expenses to average net assets without expense waivers	1.36%	1.34%		1.33%	1.39%	1.66%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on January 10, 1997 and February 11, 1997, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

(d)	Amount is less than $0.005 per share.

(e)	The voluntary contribution from the Advisor had no impact on total return.

(f)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

16

B Shares

Year	Year		Year	Year	Year
Ended	Ended		Ended	Ended	Ended
6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$28.09	$25.60		$22.41	$16.45	$16.68

0.06	0.04		0.01	(0.09)	(0.05)
2.22	3.30		3.67	6.05	(0.06	)(c)

2.28	3.34		3.68	5.96	(0.11)

(0.06)	(0.08)		—	—	—
(0.74)	(0.77)		(0.49)	—	(0.12)

(0.80)	(0.85)		(0.49)	—	(0.12)

0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)	—

—	0.00(d	)	—	—	—

$29.57	$28.09		$25.60	$22.41	$16.45

8.42%	13.30	%(e)	16.76%	36.23%	0.52%

$48,545	$59,410		$70,013	$49,204	$28,525
2.11%	2.09%		2.08%	2.14%	2.40%
0.22%	0.13%		0.05%	(0.42)%	(0.39)%
29%	36%		26%	43%	70%
2.11%	2.09%		2.08%	2.14%	2.41%

See Notes to Financial Statements.

17

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$28.00	$25.53		$22.34	$16.40	$16.63

Income/(loss) from investment operations:
Net investment income/(loss)	0.06	0.04		0.01	(0.09)	(0.05)
Net realized and unrealized gain/(loss) on investments	2.21	3.28		3.67	6.03	(0.06	)(c)

Total from investment operations	2.27	3.32		3.68	5.94	(0.11)

Less distributions:
Dividends from net investment income	(0.06)	(0.08)		—	—	—
Distributions from net realized gains	(0.74)	(0.77)		(0.49)	—	(0.12)

Total distributions	(0.80)	(0.85)		(0.49)	—	(0.12)

Short-term trading fees	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)	—

Voluntary contribution from Advisor	—	0.00	(d)	—	—	—

Net asset value, end of period	$29.47	$28.00		$25.53	$22.34	$16.40

Total return(f)	8.45%	13.26	%(e)	16.76%	36.22%	(0.52)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$165,732	$198,336		$177,709	$43,699	$11,008
Ratio of operating expenses to average net assets	2.11%	2.09%		2.08%	2.14%	2.40%
Ratio of net investment income/(loss) to average net assets	0.22%	0.13%		0.04%	(0.42)%	(0.39)%
Portfolio turnover rate	29%	36%		26%	43%	70%
Ratio of operating expenses to average net assets without expense waivers	2.11%	2.09%		2.08%	2.14%	2.41%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on January 13, 1997 and December 31, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

(d)	Amount is less than $0.005 per share.

(e)	The voluntary contribution from the Advisor had no impact on total return.

(f)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

18

K Shares

Year	Year		Year	Year	Year
Ended	Ended		Ended	Ended	Ended
6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$29.22	$26.49		$23.10	$16.83	$16.93

0.29	0.25		0.19	0.07	0.05
2.30	3.42		3.80	6.20	(0.03	)(c)

2.59	3.67		3.99	6.27	0.02

(0.22)	(0.17)		(0.11)	—	—
(0.74)	(0.77)		(0.49)	—	(0.12)

(0.96)	(0.94)		(0.60)	—	(0.12)

0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)	—

—	0.00	(d)	—	—	—

$30.85	$29.22		$26.49	$23.10	$16.83

9.24%	14.12	%(e)	17.64%	37.25%	0.32%

$44,558	$59,622		$58,248	$47,561	$25,547
1.36%	1.34%		1.33%	1.39%	1.65%
0.98%	0.88%		0.80%	0.33%	0.36%
29%	36%		26%	43%	70%
1.36%	1.34%		1.33%	1.39%	1.66%

See Notes to Financial Statements.

19

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Year	Year		Period
	Ended	Ended		Ended
	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$29.15	$26.44		$22.52

Income/(loss) from investment operations:
Net investment income	0.21	0.18		0.09
Net realized and unrealized gain/(loss) on investments	2.30	3.41		4.44

Total from investment operations	2.51	3.59		4.53

Less distributions:
Dividends from net investment income	(0.15)	(0.11)		(0.12)
Distributions from net realized gains	(0.74)	(0.77)		(0.49)

Total distributions	(0.89)	(0.88)		(0.61)

Short-term trading fees	0.00 (d)	0.00	(d)	0.00	(d)

Voluntary contribution from Advisor	—	0.00	(d)	—

Net asset value, end of period	$30.77	$29.15		$26.44

Total return(f)	8.95%	13.83	%(e)	20.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,398	$8,708		$5,069
Ratio to operating expenses to average net assets	1.61%	1.60%		1.75	%(g)
Ratio of net investment income to average net assets	0.74%	0.65%		0.37	%(g)
Portfolio turnover rate	29%	36%		26%
Ratio of operating expenses to average net assets without expense waivers	1.61%	1.60%		1.75	%(g)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004 and December 26, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

(d)	Amount is less than $0.005 per share.

(e)	The voluntary contribution from the Advisor had no impact on total return.

(f)	Total return represents aggregate total return for the period indicated.

(g)	Annualized.

See Notes to Financial Statements.

20

Y Shares

Year	Year		Year	Year	Year
Ended	Ended		Ended	Ended	Ended
6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$29.45	$26.69		$23.27	$16.92	$16.98

0.36	0.32		0.26	0.12	0.09
2.33	3.45		3.83	6.24	(0.03	)(c)

2.69	3.77		4.09	6.36	0.06

(0.29)	(0.24)		(0.18)	(0.01)	—
(0.74)	(0.77)		(0.49)	—	(0.12)

(1.03)	(1.01)		(0.67)	(0.01)	(0.12)

0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)	—

—	0.00	(d)	—	—	—

$31.11	$29.45		$26.69	$23.27	$16.92

9.54%	14.41	%(e)	17.93%	37.62%	0.50%

$359,595	$371,799		$332,125	$190,411	$80,212
1.11%	1.09%		1.08%	1.14%	1.40%
1.23%	1.13%		1.04%	0.58%	0.61%
29%	36%		26%	43%	70%
1.11%	1.09%		1.08%	1.14%	1.41%

See Notes to Financial Statements.

21

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22

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007

1.	Organization

    As of June 30, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Small-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    From July 15, 2005 through August 23, 2006, the Fund was closed to new investors, subject to certain limited exceptions. The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of June 30, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

23

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. The value of the securities of other open end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are

24

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is

25

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are

26

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

27

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2007, the Advisor earned $1,081,918 before payment of sub-administration fees and $724,696 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.0961% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included in dividends on securities of affiliated companies in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the year ended June 30, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $19,219 in advisory fees before waivers and expense reimbursements ($563 after waivers and reimbursements) and $8,149 in administration fees.

    The Advisor made a voluntary capital contribution to the Fund during the year ended June 30, 2006 of $46,145 after completing a review of the application of the Fund’s redemption fee policy in prior years.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,876 for its administrative, record keeping and other related services provided to the Fund for the period ended December 29, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating

28

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the year ended June 30, 2007, no officer, director or employee of the Advisor, or any of its affiliates received any compensation from MST, MSTII or @Vantage. No officer, director or employee of Comerica or any of its affiliates received any compensation from MST, MSTII or @Vantage during the period ended December 29, 2006.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the ”Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the ”Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor.

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 29, 2006, the Fund paid $182 to Comerica Securities and $69,024 to Comerica Bank for shareholder and/or distribution-related

29

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $324,969,045 and $561,608,688, respectively, for the year ended June 30, 2007. During the year ended June 30, 2006, the Fund had a redemption in-kind which resulted in a redemption out of the Fund of $101,962,684.

    At June 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $309,801,549, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $37,950,485 and net appreciation for Federal income tax purposes was $271,851,064. At June 30, 2007, aggregate cost for Federal income tax purposes was $1,003,632,683.

6. Affiliated Company Securities

    The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities. At, or during the year ended June 30, 2007, the Fund held the following security of an affiliated company:

		Purchased		Sold
	Value at					Value at	Dividend	Realized
Affiliated Company	6/30/06	Cost	Shares	Cost	Shares	6/30/07	Income	Gain/(loss)

Rush Enterprises, Inc., Class B	$8,403,001	$—	—	$—	—	$10,411,766	$—	$—

7. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the year ended June 30, 2007, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2007, total commitment fees for the Fund were $11,853.

30

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2007, permanent differences resulting primarily from foreign currency gains and losses and partnership basis adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed
Net	Accumulated Net
Investment Income	Realized Gain

$(92,448)	$92,448

    The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2007 and June 30, 2006 were as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total

June 30, 2007	$15,983,748	$22,379,778	$38,363,526
June 30, 2006	$17,030,732	$23,473,926	$40,504,658

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-Term	Unrealized
Income	Gain	Appreciation	Total

$5,498,298	$38,102,574	$271,851,189	$315,452,061

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments, and deferred trustees’ fees.

31

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

10.	Tax Information (Unaudited)

    Of the distributions paid by the Fund, 27.00% will qualify for the dividend received deduction available to corporate shareholders.

    For the fiscal year ended June 30, 2007, the Fund designates approximately $24,601,878 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

    For the year ended June 30, 2007, the amount of long-term capital gain distributions designated by the Fund was $22,379,778.

11.	Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

32

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

14.	Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

33

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of the Advisory Agreement.

34

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the Fund’s benchmark indexes, the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”) and the median performance of an additional Lipper universe of mutual funds. In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. (“Morningstar”).

    The Board considered the one-, three- and five-year total return on a net basis of the Fund’s Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. The Board also considered the Fund’s one-, three-, five- and ten-year total return as compared to the performance of other funds in the same Morningstar category as the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the performance of the Russell 2000 Value Index for the five- and ten-year and since inception periods, but trailed the performance of the Russell 2000 Value Index for the one- and three-year periods, (2) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the median performance of the Fund’s Lipper peer group for the three-, five- and ten-year periods, but trailed the median performance of the Fund’s Lipper peer group for the one-year period, and (3) the Fund had favorable Lipper rankings and Morningstar ratings and was classified as a “Lipper Leader.”

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all

35

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the

36

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

37

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

15.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

38

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business- University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

39

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

40

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an ”interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

41

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2007 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

42

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Small-Cap Value Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Small-Cap Value Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Small-Cap Value Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

43

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNSCV607

ANNUAL REPORT
June 30, 2007
Munder Small-Mid Cap Fund
Class A, B, C, K, R & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
x	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
17	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2007, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Tony Dong, Robert Crosby, Brian Matuszak, Andy Mui, Geoff Wilson, John Richardson, Julie Hollinshead, and George Sanders

    The Fund generated a return of 20.13% for the one year ended June 30, 2007, relative to the 17.66% return for the S&P 1000® Index and the 18.94% median return for the Lipper universe of mid-cap growth funds.

    In general, the Fund benefited from a positive environment for small- to mid-cap investors during the year ended June 30, 2007. The strong relative performance of the Fund compared to its S&P 1000® benchmark during the period was largely due to strong stock selection in the consumer discretionary, financials, industrials, energy and utilities sectors. The positive relative returns of these sectors outweighed the negative impact of an underweight of the materials sector and relatively weak stock selection in the materials, information technology and consumer staples sectors.

    An underweight in Florida Rock Industries, Inc. and an overweight in Headwaters, Incorporated along with the lack of positions in Lyondell Chemical Co. and Chaparral Steel Company were principally responsible for the relative weakness of the materials sector. Florida Rock Industries and Headwaters were eliminated from the Fund in August and November, respectively.

    In the information technology sector, the strong boost to performance from overweighted positions in aQuantive, Inc. (0.7% of the Fund) and CommScope, Inc. (2.1% of the Fund) was more than offset by overweighted positions in holdings with weak relative returns for the year ended June 30, 2007, including: FormFactor, Inc. (1.6% of the Fund), TOM Online Inc. (eliminated from the Fund in February), Diodes Incorporated (2.1% of the Fund), j2 Global Communications, Inc. (2.1% of the Fund), Cogent, Inc. (eliminated from the Fund in October), and Veeco Instruments Inc. (1.0% of the Fund). United Natural Foods, Inc. (0.8% of the Fund) was the largest detractor from the relative performance of the consumer staples sector.

    Of all the Fund’s sectors, the consumer discretionary sector had the largest positive impact on relative performance. Major contributors to the relative strength of the sector included overweighted positions in GameStop Corp. (2.4% of the Fund), Penn National Gaming, Inc. (2.2% of the Fund), Jos. A. Bank Clothiers Inc. (1.1% of the Fund) and Sotheby’s (1.2% of the Fund). All of these stocks had returns for the one year ended June 30, 2007 that exceeded 50%. Strength from these and other positions in the sector outweighed the relative weakness of Drew Industries Incorporated (eliminated from the Fund in September) and Pool Corporation (0.9% of the Fund), the largest detractors from the sector’s relative performance.

    Top contributors to relative strength in the financials sector included Affiliated Managers Group, Inc. (1.9% of the Fund), American Capital Strategies, Ltd. (0.7% of the Fund), HDFC Bank Limited (1.5% of the Fund) and AmerUs Group Co., which was sold in July prior to being acquired by Aviva plc in November. The strength of these overweighted positions more than countered the relative weakness of positions in American Home Mortgage Investment Corp. (eliminated from the Fund in April),

iii

Accredited Home Lenders Holding Co. (eliminated from the Fund in September) and RAIT Financial Trust (1.1% of the Fund).

    McDermott International, Inc. (2.3% of the Fund) was the top contributor to relative performance in the industrials sector, followed by General Cable Corporation (2.0% of the Fund) and EMCOR Group, Inc. (2.4% of the Fund). The positive performance of these and other holdings offset the negative impact of overweights in American Commercial Lines Inc. (1.2% of the Fund) and Old Dominion Freight Line, Inc. (0.8% of the Fund), and the lack of a position in Precision Castparts Corp.

    In the energy sector, the negative impact of an overweighted position in Cimarex Energy Co. (eliminated from the Fund in September) and the sale of Helmerich & Payne, Inc. in January, prior to a rebound in the price of its stock, was more than offset by the relative strength of a number of holdings in the sector. National Oilwell Varco, Inc. (2.6% of the Fund) had the largest positive impact on relative returns. The Fund’s positions in Southwestern Energy Company (1.5% of the Fund) and Superior Energy Services, Inc. (1.7% of the Fund), and the lack of holdings of Peabody Energy Corporation, also made significant contributions to the relative performance of the sector.

    Equitable Resources, Inc. (1.5% of the Fund) was the standout performer in the utilities sector. An overweighted position in Entergy Corporation (0.9% of the Fund) also contributed positively to relative performance.

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard and Poor’s (S&P) 1000® Index combines the S&P MidCap 400® Index and the S&P SmallCap 600® Index. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The S&P SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mid-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Hypothetical and Total Returns

The following graph represents the performance of the Class Y Shares of the Fund since its inception. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Small-Mid Cap Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

vi

	GROWTH OF A $10,000 INVESTMENT THROUGH 6/30/07 SINCE INCEPTION

					Lipper	Lipper
				S&P	Mid-Cap	Small-Cap
Class and	With		Without	1000®	Growth Funds	Core Funds
Inception Date	Load		Load	Index*	Median**	Median**

CLASS Y 7/1/05	N/A		$13,190	$13,330	$13,421	$13,214

CLASS A 7/1/05	$12,420	#	$13,140	$13,330	$13,421	$13,214

CLASS B 7/1/05	$12,540		$12,940	$13,330	$13,421	$13,214

CLASS C 7/1/05	N/A		$12,940	$13,330	$13,421	$13,214

CLASS K 7/1/05	N/A		$13,130	$13,330	$13,421	$13,214

CLASS R 7/1/05	N/A		$13,060	$13,330	$13,421	$13,214

#	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

*	The S&P 1000® Index combines the S&P MidCap 400® Index and the S&P SmallCap 600® Index. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The S&P SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. Index since inception comparative returns for Class A, Class B, Class C, Class K, Class R, and Class Y Shares of the Fund are as of 7/1/05.

**	The Lipper Mid-Cap Growth Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper Small-Cap Core Funds Median represents the median performance of a universe of existing mutual funds that have an investment objective that is similar to that of the Fund, and is shown as supplemental information. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, Class R, and Class Y Shares of the Fund are as of 7/1/05.

vii

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

		One		Since
	One	Year	Since	Inception
Class and	Year	w/out	Inception	w/out
Inception Date	w/load	load	w/load	load

CLASS Y 7/1/05	N/A	20.13%	N/A	14.85%

CLASS A 7/1/05	13.28%#	19.89%	11.44%#	14.63%

CLASS B 7/1/05	13.93%†	18.93%	11.98%†	13.75%

CLASS C 7/1/05	17.93%†	18.93%	N/A	13.75%

CLASS K 7/1/05	N/A	19.80%	N/A	14.59%

CLASS R 7/1/05	N/A	19.49%	N/A	14.28%

#	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

As identified in the current Fund prospectus, the gross expense ratios for Class A, Class B, Class C, Class K, Class R and Class Y Shares during the fiscal year ended 6/30/06 were 5.48%, 6.23%, 6.23%, 5.48%, 5.73% and 5.23%, respectively, and the net expense ratios for Class A, Class B, Class C, Class K, Class R and Class Y Shares were 1.45%, 2.20%, 2.20%, 1.45%, 1.70% and 1.20%, respectively. Expenses for the fiscal year ended 6/30/07 are included in this Annual Report in the Financial Highlights. Munder Capital Management has agreed to reimburse certain expenses of the Fund since its inception through at least October 31, 2007. Total returns would have been lower if Munder Capital had not reimbursed expenses during those periods.

viii

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ix

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

x

    Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$1,158.70	$7.76	1.45%
Class B	$1,000.00	$1,155.40	$11.76	2.20%
Class C	$1,000.00	$1,154.30	$11.75	2.20%
Class K	$1,000.00	$1,158.90	$7.71	1.44%
Class R	$1,000.00	$1,156.80	$9.09	1.70%
Class Y	$1,000.00	$1,160.10	$6.43	1.20%

Hypothetical
Class A	$1,000.00	$1,017.60	$7.25	1.45%
Class B	$1,000.00	$1,013.88	$10.99	2.20%
Class C	$1,000.00	$1,013.88	$10.99	2.20%
Class K	$1,000.00	$1,017.65	$7.20	1.44%
Class R	$1,000.00	$1,016.36	$8.50	1.70%
Class Y	$1,000.00	$1,018.84	$6.01	1.20%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

xi

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xii

Munder Small-Mid Cap Fund

Portfolio of Investments, June 30, 2007

Shares		Value

COMMON STOCKS — 97.9%
Consumer Discretionary — 13.3%
Diversified Consumer Services — 2.3%
26,250	Service Corporation International	$335,475
7,950	Sotheby’s	365,859

		701,334

Hotels, Restaurants & Leisure — 2.2%
11,355	Penn National Gaming, Inc. †	682,322

Household Durables — 1.2%
8,195	Jarden Corporation †	352,467

Leisure Equipment & Products — 0.9%
7,075	Pool Corporation	276,137

Specialty Retail — 5.0%
18,320	GameStop Corp., Class A †	716,312
7,991	Jos. A. Bank Clothiers Inc. †	331,387
14,080	United Auto Group, Inc.	299,763
3,065	Tiffany & Co.	162,629

		1,510,091

Textiles, Apparel & Luxury Goods — 1.7%
3,800	Polo Ralph Lauren Corporation	372,818
5,800	Wolverine World Wide, Inc.	160,718

		533,536

Total Consumer Discretionary		4,055,887

Consumer Staples — 0.8%
Food & Staples Retailing — 0.8%
9,300	United Natural Foods, Inc. †	247,194

Energy — 9.3%
Energy Equipment & Services — 7.8%
2,450	Core Laboratories N.V. †	249,140
7,675	National Oilwell Varco, Inc. †	800,042
11,055	Oil States International, Inc. †	457,014
12,600	Superior Energy Services, Inc. †	502,992
12,350	TETRA Technologies, Inc. †	348,270

		2,357,458

See Notes to Financial Statements.

1

Munder Small-Mid Cap Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels — 1.5%
10,380	Southwestern Energy Company †	$461,910

Total Energy		2,819,368

Financials — 15.2%
Capital Markets — 4.3%
4,385	Affiliated Managers Group, Inc. †	564,613
2,285	BlackRock, Inc.	357,808
8,550	Eaton Vance Corp.	377,739

		1,300,160

Commercial Banks — 4.2%
3,600	City National Corporation	273,924
4,600	Compass Bancshares, Inc.	317,308
5,350	HDFC Bank Limited, ADR	450,791
3,050	Zions Bancorporation	234,575

		1,276,598

Insurance — 2.6%
8,777	Delphi Financial Group, Inc.	367,054
13,450	Security Capital Assurance Ltd.	415,202

		782,256

Real Estate Investment Trusts (REITs) — 2.8%
7,965	LaSalle Hotel Properties	345,840
8,000	Newcastle Investment Corp.	200,560
12,450	RAIT Financial Trust	323,949

		870,349

Thrifts & Mortgage Finance — 1.3%
8,990	PMI Group, Inc. (The)	401,583

Total Financials		4,630,946

Health Care — 9.9%
Biotechnology — 0.3%
3,860	Vertex Pharmaceuticals Incorporated †	110,242

See Notes to Financial Statements.

2

Shares		Value

Health Care (Continued)
Health Care Equipment & Supplies — 2.9%
9,005	Hologic, Inc. †	$498,067
8,100	West Pharmaceutical Services, Inc.	381,915

		879,982

Health Care Providers & Services — 6.5%
8,267	Coventry Health Care, Inc. †	476,593
6,715	Laboratory Corporation of America Holdings †	525,516
3,150	LCA-Vision, Inc.	148,869
6,240	Psychiatric Solutions, Inc. †	226,262
15,660	VCA Antech, Inc. †	590,225

		1,967,465

Life Sciences Tools & Services — 0.2%
1,150	Techne Corporation †	65,791

Total Health Care		3,023,480

Industrials — 19.2%
Aerospace & Defense — 0.6%
1,980	L-3 Communications Holdings, Inc.	192,832

Commercial Services & Supplies — 6.4%
6,100	Corrections Corporation of America †	384,971
450	IHS Inc., Class A †	20,700
18,150	Interface, Inc., Class A	342,309
17,200	Mobile Mini, Inc. †	502,240
2,400	Ritchie Bros. Auctioneers Incorporated	150,288
12,100	Stericycle, Inc. †	537,966

		1,938,474

Construction & Engineering — 2.4%
9,895	EMCOR Group, Inc. †	721,346

Electrical Equipment — 2.0%
8,100	General Cable Corporation †	613,575

Industrial Conglomerates — 2.3%
8,452	McDermott International, Inc. †	702,530

Machinery — 1.9%
9,085	Oshkosh Truck Corporation	571,628

Marine — 1.2%
13,910	American Commercial Lines Inc. †	362,356

See Notes to Financial Statements.

3

Munder Small-Mid Cap Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Road & Rail — 1.9%
6,850	Landstar System, Inc.	$330,512
8,117	Old Dominion Freight Line, Inc. †	244,728

		575,240

Trading Companies & Distributors — 0.5%
6,650	Rush Enterprises, Inc., Class A †	144,438

Total Industrials		5,822,419

Information Technology — 17.5%
Communications Equipment — 3.0%
11,200	CommScope, Inc. †	653,520
7,750	NICE-Systems Ltd., ADR †	269,235

		922,755

Computers & Peripherals — 1.3%
15,205	Logitech International S.A., ADR †	401,260

Electronic Equipment & Instruments — 1.6%
6,400	Itron, Inc. †	498,816

Information Technology Services — 1.7%
6,655	Cognizant Technology Solutions Corporation, Class A †	499,724

Internet Software & Services — 4.7%
3,975	Akamai Technologies, Inc. †	193,344
3,450	aQuantive, Inc. †	220,110
10,100	DealerTrack Holdings, Inc. †	372,084
18,085	j2 Global Communications, Inc. †	631,166

		1,416,704

Semiconductors & Semiconductor Equipment — 4.6%
15,005	Diodes Incorporated †	626,759
12,735	FormFactor, Inc. †	487,750
14,075	Veeco Instruments Inc. †	291,916

		1,406,425

Software — 0.6%
4,330	NAVTEQ Corporation †	183,332

Total Information Technology		5,329,016

See Notes to Financial Statements.

4

Shares		Value

Materials — 5.1%
Chemicals — 2.5%
10,050	Airgas, Inc.	$481,395
7,375	Syngenta AG, ADR	287,109

		768,504

Metals & Mining — 2.6%
2,900	Carpenter Technology Corporation	377,899
7,300	Reliance Steel & Aluminum Co.	410,698

		788,597

Total Materials		1,557,101

Telecommunication Services — 3.0%
Wireless Telecommunication Services — 3.0%
10,926	Crown Castle International Corp. †	396,286
6,225	NII Holdings, Inc. †	502,607

		898,893

Utilities — 4.6%
Electric Utilities — 3.1%
2,675	Entergy Corporation	287,161
9,500	ITC Holdings Corp.	385,985
8,750	Northeast Utilities	248,150

		921,296

Gas Utilities — 1.5%
9,340	Equitable Resources, Inc.	462,891

Total Utilities		1,384,187

TOTAL COMMON STOCKS
(Cost $23,393,152)		29,768,491

See Notes to Financial Statements.

5

Munder Small-Mid Cap Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

INVESTMENT COMPANY SECURITIES — 1.7%
Financials — 0.7%
Capital Markets — 0.7%
4,735	American Capital Strategies, Ltd.	$201,332

Multi-Sector — 1.0%
Multi-Industry — 1.0%
63,976	Institutional Money Market Fund (a)	63,976
1,125	iShares S&P® SmallCap 600 Index Fund	79,988
950	Midcap SPDRTM Trust, Series 1	154,802

		298,766

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $466,194)		500,098

TOTAL INVESTMENTS
(Cost $23,859,346)	99.6%	30,268,589
OTHER ASSETS AND LIABILITIES (Net)	0.4	134,087

NET ASSETS	100.0%	$30,402,676

†	Non-income producing security.

(a)	Affiliated company security (see Notes to Financial Statements, Note 3).

ABBREVIATIONS:

ADR — American Depositary Receipt
SPDR — Standard & Poors® Depositary Receipt

See Notes to Financial Statements.

6

At June 30, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.6%	$27,545,466
Switzerland	2.2	688,369
India	1.5	450,791
Bermuda	1.4	415,202
Israel	0.9	269,235
Netherlands	0.8	249,140
Canada	0.5	150,288

TOTAL COMMON STOCKS	97.9	29,768,491
INVESTMENT COMPANY SECURITIES	1.7	500,098

TOTAL INVESTMENTS	99.6	30,268,589
OTHER ASSETS AND LIABILITIES (Net)	0.4	134,087

NET ASSETS	100.0%	$30,402,676

See Notes to Financial Statements.

7

Munder Small-Mid Cap Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $23,795,370)	$30,204,613
Securities of affiliated company (cost — $63,976)	63,976

Total Investments	30,268,589
Dividends receivable	29,085
Receivable from Advisor	12,915
Receivable for investment securities sold	153,070
Receivable for Fund shares sold	54,685
Prepaid expenses and other assets	58,153

Total Assets	30,576,497

LIABILITIES:
Payable for investment securities purchased	44,975
Payable for Fund shares redeemed	8,566
Investment advisory fees payable	18,729
Trustees’ fees and expenses payable	18,589
Transfer agency/record keeping fees payable	16,242
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	8,758
Custody fees payable	7,522
Administration fees payable	6,575
Shareholder servicing fees payable — Class K Shares	9
Accrued expenses and other payables	43,856

Total Liabilities	173,821

NET ASSETS	$30,402,676

Investments, at cost	$23,859,346

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(12,391)
Accumulated net realized loss on investments sold	(985,207)
Net unrealized appreciation of investments	6,409,243
Paid-in capital	24,991,031

$30,402,676

NET ASSETS:
Class A Shares	$12,390,004

Class B Shares	$1,428,531

Class C Shares	$5,958,961

Class K Shares	$43,764

Class R Shares	$410,833

Class Y Shares	$10,170,583

SHARES OUTSTANDING:
Class A Shares	943,130

Class B Shares	110,434

Class C Shares	460,566

Class K Shares	3,333

Class R Shares	31,448

Class Y Shares	770,812

CLASS A SHARES:
Net asset value and redemption price per share	$13.14

Maximum sales charge	5.50%
Maximum offering price per share	$13.90

CLASS B SHARES:
Net asset value and offering price per share*	$12.94

CLASS C SHARES:
Net asset value and offering price per share*	$12.94

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$13.13

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$13.06

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$13.19

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Small-Mid Cap Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$4,487
Dividends on securities of unaffiliated companies(a)	241,100
Dividends on securities of affiliated company	5,451

Total Investment Income	251,038

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	28,518
Class B Shares	12,357
Class C Shares	55,920
Class R Shares	1,133
Shareholder servicing fees:
Class K Shares	96
Investment advisory fees	192,055
Administration fees	86,637
Registration and filing fees	75,487
Transfer agency/record keeping fees	61,480
Printing and mailing fees	50,969
Legal and audit fees	39,053
Custody fees	36,611
Trustees’ fees and expenses	34,096
Other	14,866

Total Expenses	689,278
Expenses reimbursed by Advisor	(284,219)

Net Expenses	405,059

NET INVESTMENT LOSS	(154,021)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from security transactions	(634,581)
Net change in unrealized appreciation/(depreciation) of securities	5,735,078

Net realized and unrealized gain on investments	5,100,497

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,946,476

(a)	Net of foreign withholding taxes of $477.

See Notes to Financial Statements.

10

Munder Small-Mid Cap Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Net investment loss	$(154,021)	$(58,592)
Net realized loss from security transactions	(634,581)	(351,087)
Net change in net unrealized appreciation/(depreciation) of securities	5,735,078	674,165

Net increase in net assets resulting from operations	4,946,476	264,486
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(2,035,046)	12,307,209
Class B Shares	159,784	1,020,136
Class C Shares	(184,755)	5,072,431
Class K Shares	—	33,680
Class R Shares	300,861	54,497
Class Y Shares	4,708,585	3,751,692
Short-term trading fees	1,011	1,629

Net increase in net assets	7,896,916	22,505,760
NET ASSETS:
Beginning of year	22,505,760	—

End of year	$30,402,676	$22,505,760

Accumulated net investment loss	$(12,391)	$(5,582)

See Notes to Financial Statements.

11

Munder Small-Mid Cap Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Amount
Class A Shares:
Sold	$3,082,683	$13,168,801
Redeemed	(5,117,729)	(861,592)

Net increase/(decrease)	$(2,035,046)	$12,307,209

Class B Shares:
Sold	$306,899	$1,083,204
Redeemed	(147,115)	(63,068)

Net increase	$159,784	$1,020,136

Class C Shares:
Sold	$1,623,697	$5,163,781
Redeemed	(1,808,452)	(91,350)

Net increase/(decrease)	$(184,755)	$5,072,431

Class K Shares:
Sold	$—	$33,680

Net increase	$—	$33,680

Class R Shares:
Sold	$327,898	$54,497
Redeemed	(27,037)	—

Net increase	$300,861	$54,497

Class Y Shares:
Sold	$5,452,713	$4,389,492
Redeemed	(744,128)	(637,800)

Net increase	$4,708,585	$3,751,692

See Notes to Financial Statements.

12

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Shares
Class A Shares:
Sold	272,149	1,215,858
Redeemed	(460,670)	(84,207)

Net increase/(decrease)	(188,521)	1,131,651

Class B Shares:
Sold	28,116	101,195
Redeemed	(12,989)	(5,888)

Net increase	15,127	95,307

Class C Shares:
Sold	146,562	480,246
Redeemed	(157,359)	(8,883)

Net increase/(decrease)	(10,797)	471,363

Class K Shares:
Sold	—	3,333

Net increase	—	3,333

Class R Shares:
Sold	28,604	5,207
Redeemed	(2,363)	—

Net increase	26,241	5,207

Class Y Shares:
Sold	483,761	407,482
Redeemed	(62,910)	(57,521)

Net increase	420,851	349,961

See Notes to Financial Statements.

13

Munder Small-Mid Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares		B Shares		C Shares

	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)	6/30/07(b)	6/30/06(b)	6/30/07(b)	6/30/06(b)

Net asset value, beginning of period	$10.96	$10.00	$10.88	$10.00	$10.88	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.05)	(0.05)	(0.14)	(0.13)	(0.14)	(0.13)
Net realized and unrealized gain on investments	2.23	1.01	2.20	1.01	2.20	1.01

Total from investment operations	2.18	0.96	2.06	0.88	2.06	0.88

Short-term trading fees	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$13.14	$10.96	$12.94	$10.88	$12.94	$10.88

Total return(d)	19.89%	9.60%	18.93%	8.80%	18.93%	8.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$12,390	$12,405	$1,429	$1,037	$5,959	$5,127
Ratio of operating expenses to average net assets	1.45%	1.45%	2.20%	2.20%	2.20%	2.20%
Ratio of net investment loss to average net assets	(0.47)%	(0.43)%	(1.22)%	(1.18)%	(1.22)%	(1.18)%
Portfolio turnover rate	75%	81%	75%	81%	75%	81%
Ratio of operating expenses to average net assets without expense reimbursements	2.58%	5.48%	3.31%	6.23%	3.32%	6.23%

(a)	The Fund commenced operations on July 1, 2005.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

14

K Shares		R Shares		Y Shares

Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
6/30/07(b)	6/30/06(b)	6/30/07(b)	6/30/06(b)	6/30/07(b)	6/30/06(b)

$10.96	$10.00	$10.93	$10.00	$10.98	$10.00

(0.05)	(0.05)	(0.09)	(0.07)	(0.03)	(0.02)
2.22	1.01	2.22	1.00	2.24	1.00

2.17	0.96	2.13	0.93	2.21	0.98

0.00 (c)	0.00(c )	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$13.13	$10.96	$13.06	$10.93	$13.19	$10.98

19.80%	9.60%	19.49%	9.30%	20.13%	9.80%

$44	$37	$411	$57	$10,171	$3,844
1.45%	1.45%	1.70%	1.70%	1.20%	1.20%
(0.47)%	(0.43)%	(0.72)%	(0.68)%	(0.21)%	(0.18)%
75%	81%	75%	81%	75%	81%
2.56%	5.48%	2.69%	5.73%	2.27%	5.23%

See Notes to Financial Statements.

15

[This Page Intentionally Left Blank]

16

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2007

1.	Organization

    As of June 30, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Small-Mid Cap Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of June 30, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

17

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2007 (continued)

pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and

18

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2007 (continued)

subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

19

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    Pursuant to a contract with the Fund, the Advisor agreed to reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s operating expenses at 1.45%, 2.20%, 2.20%, 1.45%, 1.70% and 1.20% for Class A, Class B, Class C, Class K, Class R and Class Y Shares, respectively. For the year ended June 30, 2007, such reimbursements totaled $284,219, and are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

20

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2007 (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $50,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2007, the Advisor earned $86,637 before payment of sub-administration fees and $54,106 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.3383% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included in dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the year ended June 30, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $210 in advisory fees before waivers and expense reimbursements ($6 after all waivers and reimbursements) and $89 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). In addition, as of June 30, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $435 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2007.

21

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates received any compensation from MST, MSTII, or @Vantage during the year ended June 30, 2007.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the ”Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the ”Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor.

22

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2007 (continued)

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, is among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2007, the Fund paid $2 to Comerica Securities for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $22,092,410 and $19,102,197, respectively, for the year ended June 30, 2007.

    At June 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $6,612,357, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $395,510 and net appreciation for Federal income tax purposes was $6,216,847. At June 30, 2007, aggregate cost for Federal income tax purposes was $24,051,742.

6.	Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the year ended June 30, 2007, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2007, total commitment fees for the Fund were $236.

7.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

23

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2007 (continued)

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2007, permanent differences resulting primarily from net operating losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net
Investment Income	Paid-In Capital

$147,212	$(147,212)

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Post	Capital
October	Loss	Unrealized
Loss	Carryover	Appreciation	Total

$(92,577)	$(700,233)	$6,216,847	$5,424,037

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2007, the Fund had available for Federal income tax purposes $700,233 of unused capital losses of which $41,500 and $658,733 expire in 2014 and 2015, respectively.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2006 and June 30, 2007 of $92,577.

9.	Tax Information (Unaudited)

    For the fiscal year ended June 30, 2007, the Fund designates approximately $241,577 pursuant to the Internal Revenue Code as qualified income eligible for reduced taxes.

24

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2007 (continued)

10. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder

25

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2007 (continued)

Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

26

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2007 (continued)

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of the Advisory Agreement.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis.

    The Board considered the one-year total return on a net basis of the Fund’s Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. The Board also considered the Fund’s one-year total return as compared to the performance of other funds in the same Morningstar category as the Fund. In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the performance of the benchmark for the one-year period, but trailed the performance of the

27

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2007 (continued)

benchmark for the since inception period, (2) the Fund’s average annual total returns for Class Y Shares on a net basis trailed the performance of the benchmark for the one-year and since inception periods, (3) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the median performance of the Fund’s Lipper peer group for the one-year period, and (4) the Fund had a favorable Lipper ranking.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total

28

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2007 (continued)

expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

29

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2007 (continued)

14.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

30

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business- University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

31

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

32

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2007 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an ”interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

33

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2007 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

34

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Small-Mid Cap Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Small-Mid Cap Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Small-Mid Cap Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

35

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNSMC607

ANNUAL REPORT
June 30, 2007
Munder Tax-Free
Money Market Fund
Class A, K & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Investment Allocation
iii	Shareholder Fee Example
1	Portfolio of Investments
16	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets
20	Statements of Changes in Net Assets — Capital Stock Activity
22	Financial Highlights
25	Notes to Financial Statements
40	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Munder Tax-Free Money Market Fund

Investment Allocation, June 30, 2007 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments by maturity. A complete list of holdings as of June 30, 2007 is contained in the Portfolio of Investments. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

ii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$1,014.60	$3.65	0.73%
Class K	$1,000.00	$1,014.30	$3.90	0.78%
Class Y	$1,000.00	$1,015.10	$3.15	0.63%

Hypothetical
Class A	$1,000.00	$1,021.17	$3.66	0.73%
Class K	$1,000.00	$1,020.93	$3.91	0.78%
Class Y	$1,000.00	$1,021.67	$3.16	0.63%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iv

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2007

Principal
Amount		Value

TAX-EXEMPT COMMERCIAL PAPER — 7.3%
Florida — 0.8%
$2,000,000	Jacksonville Electric Authority Series 2001-C, 3.750% due 07/09/2007	$2,000,000

Georgia — 1.2%
3,000,000	Burke County, Georgia, Development Authority, Series A, 3.700% due 08/09/2007	3,000,000

Massachusetts — 1.2%
3,000,000	Massachusetts Health and Education University, Revenue, 3.700% due 08/08/2007	3,000,000

Minnesota — 1.2%
3,000,000	City of Rochester, Minnesota, Series 2000-B, 3.680% due 09/06/2007	3,000,000

Tennessee — 1.7%
4,000,000	Tennessee State Tax Exempt, Series 1997-A, 3.720% due 09/12/2007	4,000,000

Texas — 1.2%
	San Antonio, Texas, Electric and Gas Series A:
1,000,000	3.650% due 07/11/2007	1,000,000
2,000,000	3.730% due 08/02/2007	2,000,000

		3,000,000

TOTAL TAX-EXEMPT COMMERCIAL PAPER
(Cost $18,000,000)		18,000,000

MUNICIPAL BONDS AND NOTES — 88.2%
Alabama — 1.4%
2,000,000	Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue, Infirmary Health System, Series A, (Bank of Nova Scotia, LOC), 3.750% due 02/01/2040 (a)	2,000,000
1,400,000	Mobile, Alabama, Industrial Development Board Dock & Wharf Revenue, Holnam Incorporated Project, Series A, Refunding, (Bayerische Landesbank, LOC), 3.740% due 06/01/2032 (a)	1,400,000

		3,400,000

See Notes to Financial Statements.

1

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Arizona — 0.8%
$2,000,000	Apache County, Arizona, Industrial Development Authority, Industrial Development Revenue, Tucson Electric Power, Series 83-A, (ABN AMRO Bank N.V., LOC), 3.780% due 12/15/2018 (a)	$2,000,000

California — 1.0%
2,525,000	Inland Valley, California Development Agency, Tax Allocation, (Union Bank of CA, LOC), 3.710% due 03/01/2027 (a)	2,525,000

Colorado — 6.5%
	Colorado Educational & Cultural Facilities Authority Revenue:
1,750,000	Clayton Foundation Project, (Wells Fargo Bank N.A., LOC), 3.730% due 07/01/2036 (a)	1,750,000
3,875,000	Denver Art Museum Project, (Wells Fargo Bank N.A., LOC), 3.730% due 01/01/2034 (a)	3,875,000
1,200,000	Naropa University Project, (Wells Fargo Bank N.A., LOC), 3.730% due 07/01/2030 (a)	1,200,000
2,000,000	National Jewish Federation Bond, Series B-4, (National City Bank, LOC), 3.860% due 12/01/2035 (a)	2,000,000
1,150,000	Colorado Health Facilities Authority Revenue, Hospital NCMC Incorporated Project, Refunding, (FSA Insured), (Keybank N.A., SPA), 3.740% due 05/15/2024 (a)	1,150,000
1,500,000	Colorado Housing & Finance Authority Revenue, Multifamily Housing Grant A, Refunding, (Wells Fargo Bank N.A., LOC), 3.730% due 05/01/2019 (a)	1,500,000

See Notes to Financial Statements.

2

Principal
Amount		Value

Colorado (Continued)
$3,000,000	Lowry Economic Redevelopment Authority, Series A, Refunding, 3.730% due 12/01/2020 (a)	$3,000,000
1,350,000	University of Colorado Hospital Authority Revenue, Series B, (Citibank N.A., LOC), 3.740% due 11/15/2035 (a)	1,350,000

		15,825,000

Delaware — 0.7%
1,605,000	Kent County, Delaware, Student Housing Revenue, Delaware State University Student Housing, Series B, (Wachovia Bank N.A., LOC), 3.740% due 07/01/2036 (a)	1,605,000

District Of Columbia — 1.2%
1,000,000	District of Columbia Revenue: Georgetown University, Series A, Refunding, (MBIA Insured), ETM, 6.000% due 04/01/2008	1,017,286
1,960,000	Hospital For Sick Children, (SunTrust Bank, LOC), 3.740% due 01/01/2035 (a)	1,960,000

		2,977,286

Florida — 5.7%
1,800,000	Collier County, Florida, Health Facilities Revenue, Moorings Incorporated Project, (Wachovia Bank N.A., LOC), 3.750% due 06/01/2035 (a)	1,800,000
1,000,000	Dade County, Florida, GO, (FGIC Insured), 5.250% due 11/01/2007	1,005,576
2,995,000	Dade County, Florida, Water & Sewer Systems Revenue, (FGIC Insured), (Lloyds TSB Bank, SPA), 3.730% due 10/05/2022 (a)	2,995,000
1,500,000	Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, Series A, Refunding, (FSA Insured), 5.250% due 07/01/2008	1,522,270

See Notes to Financial Statements.

3

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Florida (Continued)
$3,000,000	Highlands County Health Facilities Authority, Adventist Health Systems, Series B, Refunding, (SunTrust Bank, LOC), 3.740% due 11/15/2009 (a)	$3,000,000
1,700,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue, Methodist Project, Refunding, (SunTrust Bank, LOC), 3.890% due 10/01/2015 (a)	1,700,000
2,000,000	University of North Florida Foundation Incorporated Revenue, Capital Improvement, (First Union National Bank, LOC), 3.730% due 11/01/2027 (a)	2,000,000

		14,022,846

Georgia — 3.4%
1,850,000	Cobb County, Georgia, Development Authority Revenue, North Cobb Christian School, Series A, (Branch Banking & Trust, LOC), 3.770% due 03/01/2022 (a)	1,850,000
	De Kalb Private Hospital, Hospital Authority, Georgia, Revenue Anticipation Certificates:
1,400,000	Egleston Children’s Hospital, Series A (SunTrust Bank, Atlanta, LOC), 3.750% due 03/01/2024 (a)	1,400,000
1,000,000	ESR Children’s Health Care System Project, Series B, (SunTrust Bank, LOC), 3.730% due 12/01/2028 (a)	1,000,000
3,000,000	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue, Series B, (Bayerische Landesbank, Westdeutsche Landesbank, LOC), 3.740% due 07/01/2025 (a)	3,000,000
1,170,000	Rockdale County, Georgia, Sales Tax, 4.000% due 04/01/2008	1,172,079

		8,422,079

See Notes to Financial Statements.

4

Principal
Amount		Value

Idaho — 0.8%
$2,000,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, The Community School, Inc. Project, (Bank of New York, LOC), 3.730% due 08/01/2035 (a)	$2,000,000

Illinois — 7.4%
2,000,000	City of Chicago IL, Water Revenue (Bank One N.A., LOC), 3.750% due 11/01/2030 (a)	2,000,000
3,500,000	Illinois Development Finance Authority Revenue: Adjusted World Communications, Inc., (LaSalle Bank, N.A., LOC), 3.770% due 08/01/2015 (a)	3,500,000
3,000,000	Chicago Symphony Orchestra, (Northern Trust Company, LOC), 3.760% due 12/01/2028 (a)	3,000,000
1,700,000	Illinois Educational Facilities Authority Revenue, Field Museum Natural History, (Northern Trust Company, LOC), 3.830% due 11/01/2025 (a)	1,700,000
3,000,000	Illinois Finance Authority Revenue, Latin School of Chicago Project, Series B, (JP Morgan Chase Bank, LOC), 3.800% due 08/01/2035 (a)	3,000,000
2,575,000	Illinois State Toll Highway Authority, Toll Highway Priority Revenue, Series B, Refunding, (MBIA Insured), (Societe Generale, LOC), 3.730% due 01/01/2010 (a)	2,575,000
1,080,000	Regional Transportation Authority, Illinois, (MBIA Insured), 5.750% due 07/01/2007	1,080,000
1,200,000	Schaumburg, Illinois, Series A, GO, (Northern Trust Company, SPA), 3.760% due 12/01/2013 (a)	1,200,000

		18,055,000

Indiana — 3.1%
	Indiana Bond Bank Revenue:
2,000,000	Advance Funding Program Notes, Series A, (Bank of New York, LOC), 4.250% due 01/31/2008	2,006,796

See Notes to Financial Statements.

5

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Indiana (Continued)
	Indiana Bond Bank Revenue: (Continued):
$1,630,000	State Revenue Fund, Series B, 5.000% due 02/01/2008	$1,642,586
2,800,000	Indiana Municipal Power Agency, Power Supply System Revenue, Refunding, Series A, (Dexia Credit Local, LOC), 3.750% due 01/01/2018 (a)	2,800,000
1,180,000	Indiana State Finance Authority Environmental Revenue, Refunding, Improvement ISPAT Inland Inc., (Royal Bank of Scotland, LOC), 3.770% due 06/01/2035 (a)	1,180,000

		7,629,382

Iowa — 1.2%
3,000,000	Iowa Finance Authority Health Care Facilities Revenue, Iowa Health Systems, Series A-1, (FGIC Insured), (Citibank N.A., SPA), 3.740% due 02/15/2035 (a)	3,000,000

Kansas — 0.4%
1,000,000	Wamego, Kansas, Pollution Control Refunding Revenue, Utilicorp United Inc. Project, (Citibank, N.A., LOC), 3.830% due 03/01/2026 (a)	1,000,000

Kentucky — 0.8%
2,060,000	Franklin County, Kentucky Economic Development Revenue, Frankfort YMCA Project, (Fifth Third Bank, LOC), 3.740% due 07/01/2026 (a)	2,060,000

Maryland — 0.8%
2,000,000	Montgomery County, Maryland, Bond Anticipation Notes, Series A, GO, 3.870% due 06/01/2026 (a)	2,000,000

Massachusetts — 5.5%
2,685,000	Massachusetts State, Series A, GO, Refunding, 3.740% due 02/01/2028 (a)	2,685,000
	Massachusetts State Development Finance Agency:
3,195,000	Bartlett School, (TD Banknorth N.A., LOC), 3.740% due 03/01/2036 (a)	3,195,000

See Notes to Financial Statements.

6

Principal
Amount		Value

Massachusetts (Continued)
	Massachusetts State Development Finance Agency: (Continued)
$3,000,000	Charles River School, (Citizens Bank of MA, LOC), 3.760% due 05/01/2037 (a)	$3,000,000
	Massachusetts State Water Resources Authority:
2,845,000	General Revenue Refunding, Series B, (AMBAC Insured), (Scotiabank, SPA), 3.730% due 04/01/2028 (a)	2,845,000
1,700,000	General Revenue Refunding, Series C, (Bayerische Landesbank, SPA), (FGIC Insured), 3.730% due 08/01/2037 (a)	1,700,000

		13,425,000

Michigan — 4.9%
2,000,000	Detroit, Michigan, Tax Anticipation Notes, GO, (Scotiabank LOC), 4.500% due 03/01/2008	2,010,274
1,000,000	Hudsonville, Michigan Public Schools, Refunding, (FGIC Insured), 5.150% due 05/01/2027, Pre-refunded 05/01/2008	1,012,396
2,525,000	Lenawee County, Michigan, Economic Development Corporation Revenue, Refunding, Siena Heights University Project, (Fifth Third Bank, LOC), 3.740% due 11/01/2024 (a)	2,525,000
1,000,000	Michigan Municipal Bond Authority Revenue, School Loan, ETM, 5.000% due 12/01/2007	1,005,677
1,000,000	Michigan Municipal Bond Authority, Revenue Notes, Series A, (Bank of Nova Scotia LOC), 4.500% due 08/20/2007	1,001,106
	Michigan State Hospital Finance Authority:
1,000,000	Hospital Revenue and Refunding, Henry Ford Health System, (Charter One Bank FSB, LOC), 3.740% due 11/15/2040 (a)	1,000,000
1,000,000	Revenue, North Ottawa Care Center Incorporated, (National City Bank Midwest, LOC), 3.750% due 05/01/2036 (a)	1,000,000

See Notes to Financial Statements.

7

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
	Michigan State Strategic Fund Limited Obligation Revenue:
$1,000,000	Grand Rapids Art Museum, Series A, (LaSalle Bank Midwest, LOC), 3.740% due 05/01/2041 (a)	$1,000,000
1,500,000	Roeper School Project, (Standard Federal Bank, LOC), 3.740% due 05/01/2032 (a)	1,500,000

		12,054,453

Minnesota — 1.5%
2,220,000	Midwest Consortium of Municipal Utilities, Minnesota Municipal Utilities Association Financing, Series B, (U.S. Bank, NA, LOC), 3.730% due 10/01/2035 (a)	2,220,000
1,500,000	Minnesota State Higher Educational Facilities Authority Revenue, William Mitchell, Series 5S, (U.S. Bank, N.A., LOC), 3.730% due 10/01/2033 (a)	1,500,000

		3,720,000

Mississippi — 0.8%
1,000,000	Mississippi Development Bank Special Obligation, East Mississippi Correction Facility, Series A, (Royal Bank of Canada, SPA), (FGIC Insured), 3.740% due 08/01/2017 (a)	1,000,000
1,000,000	Mississippi State, Series A, GO, Refunding, 5.000% due 11/01/2007	1,004,561

		2,004,561

Missouri — 1.3%
1,100,000	Missouri State Health & Educational Facilities Authority Revenue, SSM Health Care, Series C-2, (Bank of New York, SPA), (FGIC Insured), 3.740% due 06/01/2019 (a)	1,100,000
2,075,000	Missouri State Highways & Transit Commission, Multi-Modal Third Lien State Road, Series B, (State Street Bank & Trust Co., LOC), 3.700% due 05/01/2015 (a)	2,075,000

		3,175,000

See Notes to Financial Statements.

8

Principal
Amount		Value

Montana — 0.7%
$1,600,000	Forsyth, Montana, Pollution Control Revenue, Refunding, Pacificorp Project, (BNP Paribas, LOC), 3.900% due 01/01/2018 (a)	$1,600,000

New Jersey — 0.4%
1,000,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series C, (MBIA Insured), ETM, 6.500% due 01/01/2008	1,014,277

New Mexico — 1.2%
3,000,000	Farmington, New Mexico, Pollution Control Revenue, Refunding, Arizona Public Service Company, Series A, (Barclays Bank PLC, LOC), 3.900% due 05/01/2024 (a)	3,000,000

New York — 1.9%
	New York State Housing Finance Agency Service Contract Revenue:
1,700,000	Series B, Refunding, (BNP Paribas, LOC), 3.720% due 03/15/2026 (a)	1,700,000
3,000,000	Series G, Refunding, (Westdeutsche Landesbank, LOC), 3.770% due 03/15/2028 (a)	3,000,000

		4,700,000

North Carolina — 4.5%
1,975,000	City of Winston-Salem, North Carolina, Water & Sewer Revenue, Refunding, Series C, (Dexia Credit Local, SPA), 3.750% due 06/01/2028 (a)	1,975,000
1,040,000	Greensboro, North Carolina, Public Improvement, (Bank of America, N.A., SPA), 3.750% due 04/01/2019 (a)	1,040,000
1,335,000	Mecklenburg County, North Carolina, Public Improvement, Series B, GO, 4.400% due 02/01/2010, Pre-refunded 02/01/2008	1,353,867
1,330,000	North Carolina Medical Care Commission, Health Care Facilities Revenue, Rutherford Hospital, Inc. Project (Branch Banking & Trust, LOC), 3.770% due 09/01/2021 (a)	1,330,000

See Notes to Financial Statements.

9

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
North Carolina (Continued)
$1,540,000	North Carolina Medical Care, Community Hospital Revenue, J. Arthur Dosher Memorial Hospital, (Branch Banking & Trust, LOC), 3.770% due 05/01/2018 (a)	$1,540,000
1,675,000	North Carolina State, Series E, GO, Refunding, (Bayerische Landesbank, SPA), 3.700% due 06/01/2019 (a)	1,675,000
2,000,000	University of North Carolina Chapel Hill Foundation Inc., Certificates Participation, (Bank of America N.A., LOC), 3.700% due 10/01/2009 (a)	2,000,000

		10,913,867

Ohio — 4.4%
1,470,000	Akron, Bath & Copley, Ohio, Joint Township Hospital District Revenue,, Hospital Facilities, Summa Health Systems, Series B, (Bank One, N.A., LOC), 3.750% due 11/01/2034 (a)	1,470,000
3,450,000	Butler County, Ohio, Bond Anticipation Notes, Series C, 4.500% due 09/20/2007	3,455,556
1,730,000	Franklin County, Ohio, Hospital Revenue, Refunding U.S. Health Corp., Series B, (Citibank, N.A., LOC), 3.730% due 12/01/2020 (a)	1,730,000
2,000,000	Huron County, Ohio, Hospital Facilities Revenue, Fisher Titus Medical Center, Series A, (National City Bank, LOC), 3.750% due 12/01/2027 (a)	2,000,000
885,000	Middleburg Heights, Ohio, Hospital Revenue, Southwest General Health, (Fifth Third Bank, LOC), 3.740% due 08/15/2022 (a)	885,000
1,300,000	Montgomery County, Ohio, Society Saint Vincent DePaul, (National City Bank, LOC), 3.750% due 12/01/2010 (a)	1,300,000

		10,840,556

See Notes to Financial Statements.

10

Principal
Amount		Value

Oregon — 1.4%
$3,295,000	Oregon State Health Housing Educational & Cultural Facilities Authority, Assumption Village Project, Series A, (Keybank, N.A., LOC), 3.750% due 03/01/2033 (a)	$3,295,000

Pennsylvania — 8.5%
1,440,000	Allegheny County, Pennsylvania, Hospital Development Authority Revenue, Aces-Presbyterian University Hospital Series B3, (Bank One N.A., LOC), 3.800% due 03/01/2018 (a)	1,440,000
4,500,000	Beaver County, Pennsylvania, Industrial Development Authority Pollution Control Revenue, FirstEnergy Generation, Refunding, (Barclays Bank PLC, LOC), 3.900% due 04/01/2041 (a)	4,500,000
1,000,000	Delaware County, Pennsylvania, Industrial Development Authority, Pollution Control Revenue Refunding, Peco Energy Company Project, Series A, Remarket 10/01/2004, (Wachovia Bank N.A., LOC), 3.900% due 04/01/2021 (a)	1,000,000
3,000,000	Delaware Valley, Pennsylvania, Regional Finance Authority Local Government Revenue, Series A, (Bayerische Landesbank, LOC), 3.760% due 12/01/2017 (a)	3,000,000
2,000,000	Luzerne County Industrial Development Authority Lease Revenue, (PNC Bank N.A., LOC), 3.740% due 11/01/2026 (a)	2,000,000
3,055,000	Montgomery County, Pennsylvania, Industrial Development Authority, Friends Central School Project, 3.750% due 03/01/2032 (a)	3,055,000
3,000,000	Westmoreland County Industrial Development Authority, Greensburg Thermal Project, Series A, Refunding, (PNC Bank N.A., LOC), 3.740% due 12/01/2024 (a)	3,000,000
2,950,000	Wilkinsburg, Pennsylvania, Municipal Authority Revenue, Monroeville Christian/ Judea Foundation Project, Refunding, (Citizens Bank NA, LOC), 3.740% due 03/01/2027 (a)	2,950,000

		20,945,000

See Notes to Financial Statements.

11

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Tennessee — 0.5%
$1,300,000	Metropolitan Nashville Airport Authority, Tennessee Airport Improvement Revenue, Refunding, (FGIC Insured), (Societe Generale, LOC), 3.730% due 07/01/2019 (a)	$1,300,000

Texas — 3.9%
1,060,000	Harris County, Texas, Certificates of Obligation, GO, 5.000% due 08/15/2007	1,061,885
3,445,000	Lamar, Texas, Consolidated Independent School District, 5.250% due 02/15/2011, Pre-refunded 02/15/2008	3,478,122
3,000,000	Texas Small Business Industrial Development Corporation, Industrial Development Revenue, Texas Public Facilities Capital Access, (Bank of America N.A., LOC), 3.760% due 07/01/2026 (a)	3,000,000
2,000,000	Texas State, Tax & Revenue Anticipation Notes, 4.500% due 08/31/2007	2,003,157

		9,543,164

Utah — 3.6%
1,800,000	Duchesne School District, Utah, Building Authority Lease Revenue, (U.S. Bank, N.A., LOC), 3.780% due 06/01/2021 (a)	1,800,000
3,000,000	Emery County, Utah, Pollution Control Revenue, Pacificorp Project, Refunding, (BNP Paribas, LOC), 3.800% due 07/01/2015 (a)	3,000,000
1,035,000	Utah State, Unrefunded Balance, GO, 5.500% due 07/01/2007	1,035,000
3,000,000	Utah Transit Authority, Subordinated Sales Tax Revenue, Series A, (Fortis Bank SA/ NV, LOC), 3.870% due 06/15/2036 (a)	3,000,000

		8,835,000

See Notes to Financial Statements.

12

Principal
Amount		Value

Virginia — 1.3%
$1,000,000	Fairfax County, Virginia, Public Improvement, Series A, 5.000% due 06/01/2009, Pre-refunded 06/01/2008	$1,031,125
1,000,000	Portsmouth, Virginia, Refunding and Public Improvement, Series A, GO, (FGIC Insured), 5.500% due 06/01/2017, Pre-refunded 06/01/2008	1,016,377
1,000,000	Spotsylvania County, Virginia, Public Improvement, GO, (FSA Insured), 5.000% due 01/15/2008	1,007,076

		3,054,578

Washington — 3.8%
1,100,000	Energy Northwest Washington Electric Revenue, Refunding, Project No. 3, Series E, (JP Morgan Chase Bank, LOC), 3.760% due 07/01/2017 (a)	1,100,000
2,000,000	King County, Washington, Renton School District No 403, GO and Refunding, (FGIC TCR Insured), 5.250% due 12/01/2014, Pre-refunded 06/01/2008	2,026,721
1,000,000	University of Washington, General Revenue, Series B, (AMBAC Insured), (Bank of America N.A., SPA), 3.700% due 12/01/2036 (a)	1,000,000
2,000,000	Washington State, Motor Vehicle Fuel Tax, Series F, 5.375% due 07/01/2022, Pre-refunded 07/01/2007	2,000,000
940,000	Washington State Economic Development Finance Authority, Benaroya Research Institute at Virginia Mason Project, Series C, (Bank of America N.A., LOC), 3.780% due 06/01/2029 (a)	940,000
2,200,000	Washington State Housing Finance Commission Nonprofit Revenue, Eastside Catholic School, Series A, (Keybank N.A., LOC), 3.770% due 07/01/2038 (a)	2,200,000

		9,266,721

See Notes to Financial Statements.

13

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
West Virginia — 0.7%
$1,820,000	West Virginia State Hospital Finance Authority Revenue, Pallottine Health Services, Inc. Project, Refunding, Series A-1, (Fifth Third Bank, LOC), 3.740% due 10/01/2033 (a)	$1,820,000

Wisconsin — 1.4%
	Wisconsin Health & Educational Facilities Authority Revenue:
2,300,000	Goodwill Industries of North Central Wisconsin, Inc., (Wells Fargo Bank N.A., LOC), 3.730% due 11/01/2025 (a)	2,300,000
1,000,000	Wheaton Franciscan Services Inc., Series B, (U.S. Bank NA, LOC), 3.740% due 08/15/2033 (a)	1,000,000

		3,300,000

Wyoming — 0.8%
2,000,000	Sweetwater County, Wyoming, Pollution Control Revenue Refunding, Pacificorp Project, Series A, (Barclays Bank PLC, LOC), 3.750% due 07/01/2015 (a)	2,000,000

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $216,328,770)		216,328,770

Shares

INVESTMENT COMPANY SECURITIES — 1.6%
3,445,819	CitiFunds Institutional Tax Free Reserves	3,445,819
343,796	Dreyfus Tax Exempt Cash Management Fund	343,796

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $3,789,615)		3,789,615

TOTAL INVESTMENTS
(Cost $238,118,385)	97.1%	238,118,385
OTHER ASSETS AND LIABILITIES (Net)	2.9	7,137,709

NET ASSETS	100.0%	$245,256,094

(a)	Variable rate security. The interest rate shown reflects the rate in effect as of June 30, 2007.

See Notes to Financial Statements.

14

ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
LOC   — Instruments supported by bank letter of credit
MBIA  — Municipal Bond Investors Assurance
SPA   — Stand-by Purchase Agreement

TCR   — Transferable Custodial Receipts

At June 30, 2007, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes	73.5%	$180,365,000
Pre-Refunded	6.1	14,955,848
General Obligations	4.8	11,742,512
Revenue	1.9	4,650,488
Insured	1.9	4,614,922

TOTAL MUNICIPAL BONDS AND NOTES	88.2	216,328,770
TAX-EXEMPT COMMERCIAL PAPER	7.3	18,000,000
INVESTMENT COMPANY SECURITIES	1.6	3,789,615

TOTAL INVESTMENTS	97.1	238,118,835
OTHER ASSETS AND LIABILITIES (Net)	2.9	7,137,709

NET ASSETS	100.0%	$245,256,094

See Notes to Financial Statements.

15

Munder Tax-Free Money Market Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value (see accompanying schedule)	$238,118,385
Cash	10,843
Interest receivable	1,429,075
Dividend receivable	940
Receivable for investment securities sold	3,749,985
Receivable for Fund shares sold	2,637,602
Prepaid expenses and other assets	28,207

Total Assets	245,975,037

LIABILITIES:
Payable for Fund shares redeemed	232,641
Dividends payable	309,605
Trustees’ fees and expenses payable	50,710
Administration fees payable	26,146
Transfer agency/record keeping fees payable	19,796
Shareholder servicing fees payable — Class K Shares	14,340
Distribution and shareholder servicing fees payable — Class A Shares	9,641
Investment advisory fees payable	4,652
Custody fees payable	4,046
Accrued expenses and other payables	47,366

Total Liabilities	718,943

NET ASSETS	$245,256,094

Investments, at cost	$238,118,385

See Notes to Financial Statements.

16

NET ASSETS consist of:
Accumulated net realized loss on investments sold	$(8,960)
Paid-in capital	245,265,054

$245,256,094

NET ASSETS:
Class A Shares	$116,970,619

Class K Shares	$112,459,035

Class Y Shares	$15,826,440

SHARES OUTSTANDING:
Class A Shares	116,939,272

Class K Shares	112,517,495

Class Y Shares	15,834,231

CLASS A SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

See Notes to Financial Statements.

17

Munder Tax-Free Money Market Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$7,670,461
Dividends	368,028

Total Investment Income	8,038,489

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	267,059
Shareholder servicing fees:
Class K Shares	154,925
Investment advisory fees	783,437
Administration fees	320,030
Transfer agency/record keeping fees	93,389
Legal and audit fees	45,360
Trustees’ fees and expenses	43,605
Custody fees	40,726
Registration and filing fees	23,986
Other	60,057

Total Expenses	1,832,574
Fees waived by distributor	(158,488)

Net Expenses	1,674,086

NET INVESTMENT INCOME	6,364,403

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,364,403

See Notes to Financial Statements.

18

Munder Tax-Free Money Market Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Net investment income	$6,364,403	$4,067,822

Net increase in net assets resulting from operations	6,364,403	4,067,822
Dividends to shareholders from net investment income:
Class A Shares	(3,035,864)	(1,508,823)
Class K Shares	(2,852,360)	(2,207,919)
Class Y Shares	(476,179)	(351,080)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	51,330,515	678,954
Class K Shares	17,280,735	(18,816,493)
Class Y Shares	529,236	10,754,087

Net increase/(decrease) in net assets	69,140,486	(7,383,452)
NET ASSETS:
Beginning of year	176,115,608	183,499,060

End of year	$245,256,094	$176,115,608

See Notes to Financial Statements.

19

Munder Tax-Free Money Market Fund

Statements of Changes in Net Assets — Capital Stock Activity

Since the Fund has sold, redeemed and reinvested shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments are the same as the amounts shown below for such transactions.

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Amount
Class A Shares:
Sold	$284,669,213	$183,516,099
Issued as reinvestment of dividends	3,031,072	1,519,550
Redeemed	(236,369,770)	(184,356,695)

Net increase	$51,330,515	$678,954

Class K Shares:
Sold	$129,981,492	$143,857,923
Issued as reinvestment of dividends	681	565
Redeemed	(112,701,438)	(162,674,981)

Net increase/(decrease)	$17,280,735	$(18,816,493)

Class Y Shares:
Sold	$30,013,062	$27,081,940
Issued as reinvestment of dividends	16,877	26,180
Redeemed	(29,500,703)	(16,354,033)

Net increase	$529,236	$10,754,087

See Notes to Financial Statements.

20

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21

Munder Tax-Free Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	6/30/07	6/30/06	6/30/05		6/30/04	6/30/03

Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.029	0.022	0.011		0.004	0.005
Net realized and unrealized gain/(loss) on investments	—	—	(0.000	)(b)	—	—

Total from investment operations	0.029	0.022	0.011		0.004	0.005

Less distributions:
Dividends from net investment income	(0.029)	(0.022)	(0.011)		(0.004)	(0.005)

Total distributions	(0.029)	(0.022)	(0.011)		(0.004)	(0.005)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00	$1.00

Total return(c)	2.90%	2.22%	1.14%		0.40%	0.52%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$116,971	$65,640	$64,961		$89,281	$88,891
Ratio of operating expenses to average net assets	0.73%	0.71%	0.62%		0.59%	0.82%
Ratio of net investment income to average net assets	2.87%	2.20%	1.07%		0.40%	0.54%
Ratio of operating expenses to average net assets without expense waivers	0.88%	0.90%	0.87%		0.84%	0.82%

(a)	Class A Shares and Class K Shares of the Fund commenced operations on November 29, 1992 and November 23, 1992, respectively.

(b)	Amount is less than $0.0005 per share.

(c)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

22

K Shares

Year	Year	Year		Year	Year
Ended	Ended	Ended		Ended	Ended
6/30/07	6/30/06	6/30/05		6/30/04	6/30/03

$1.00	$1.00	$1.00		$1.00	$1.00

0.028	0.021	0.010		0.003	0.006
—	—	(0.000	)(b)	—	—

0.028	0.021	0.010		0.003	0.006

(0.028)	(0.021)	(0.010)		(0.003)	(0.006)

(0.028)	(0.021)	(0.010)		(0.003)	(0.006)

$1.00	$1.00	$1.00		$1.00	$1.00

2.85%	2.13%	0.99%		0.26%	0.62%

$112,459	$95,178	$113,995		$153,797	$198,402
0.79%	0.80%	0.77%		0.74%	0.72%
2.81%	2.13%	0.98%		0.25%	0.64%
0.79%	0.80%	0.77%		0.74%	0.72%

See Notes to Financial Statements.

23

Munder Tax-Free Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	6/30/07	6/30/06	6/30/05		6/30/04	6/30/03

Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.030	0.023	0.011		0.004	0.008
Net realized and unrealized gain/(loss) on investments	—	—	(0.000	)(b)	—	—

Total from investment operations	0.030	0.023	0.011		0.004	0.008

Less distributions:
Dividends from net investment income	(0.030)	(0.023)	(0.011)		(0.004)	(0.008)

Total distributions	(0.030)	(0.023)	(0.011)		(0.004)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00	$1.00

Total return(c)	3.00%	2.29%	1.15%		0.41%	0.77%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,826	$15,297	$4,543		$8,703	$14,107
Ratio of operating expenses to average net assets	0.63%	0.65%	0.62%		0.59%	0.57%
Ratio of net investment income to average net assets	2.96%	2.25%	1.04%		0.40%	0.79%
Ratio of operating expenses to average net assets without expense waivers	0.63%	0.65%	0.62%		0.59%	0.57%

(a)	Class Y Shares of the Fund commenced operations on March 14, 1990.

(b)	Amount is less than $0.0005 per share.

(c)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

24

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2007

1.	Organization

    As of June 30, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Tax-Free Money Market Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 3 classes of shares — Class A, Class K and Class Y Shares. Class A Shares of the Fund are sold without a front-end sales charge. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. The value of securities of open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

25

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and

26

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2007, the Advisor earned $320,030 before payment of sub-administration fees and $211,948 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.1435% for administrative services.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). In addition, as of June 30, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than

27

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $13,968 for its administration, record keeping and other related services provided to the Fund for the year ended June 30, 2007.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the year ended June 30, 2007, no officer, director or employee of the Advisor, Comerica or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class K
Shares	Shares
12b-1 Fees	Service Fees

0.25%	0.15%

28

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

    No payments are made under the Plan with regard to Class Y Shares.

    Funds Distributor, Inc. (“Distributor”) voluntarily waived a portion of its 12b-1 fees for Class A Shares during the year ended June 30, 2007 in the amount of $158,488. This amount is reflected as fees waived by distributor in the accompanying Statement of Operations. On August 14, 2007, the Fund terminated its Reimbursement Agreement with the Distributor which would have permitted the Distributor to seek reimbursement of eligible waivers. At June 30, 2007, no portion of any waived amounts was eligible for reimbursement.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2007, the Fund paid $21 to Comerica Securities and $152,056 to Comerica Bank for shareholder services provided to Class A and Class K shareholders.

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    The tax character of dividends paid to shareholders during the years ended June 30, 2007 and June 30, 2006 were as follows:

	Tax-Exempt	Ordinary
	Income	Income	Total

June 30, 2007	$6,331,024	$33,379	$6,364,403
June 30, 2006	$4,058,494	$9,328	$4,067,822

29

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Tax-Exempt	Ordinary	Capital
Income	Income	Loss Carryover	Total

$351,653	$279	$(8,960)	$342,972

    The differences between book and tax distributable earnings are primarily due to dividends payable at year end and deferred trustees’ fees.

    As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $8,960 of unused capital losses of which $8,085, $5 and $870 expire in 2008, 2010 and 2013, respectively.

    At June 30, 2007, aggregate cost for Federal income tax purposes, was $238,118,385.

7. Tax Information (Unaudited)

    Of the distributions paid by the Fund from investment income, 99.5% is tax exempt for Federal income tax purposes.

8. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

9. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

30

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

10. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (“Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the

31

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of the Advisory Agreement.

32

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the median performance of the Fund’s Lipper, Inc. (“Lipper”) “peer group.” The Board also considered the Fund’s one-, three-, five- and ten-year total return as compared to the performance of other funds in the same Morningstar category as the Fund. In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the median performance of the Fund’s Lipper peer group for the one-, three-, five- and ten-year periods, and (2) the Fund’s average annual total returns for Class Y Shares on a net basis exceeded the median performance of the Fund’s Lipper peer group for the five- and ten-year periods, but trailed the median performance of the Fund’s Lipper peer group for the one- and three-year periods.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the

33

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

34

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

12.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business-University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

35

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex	Other
	Position(s) with	Length of	During Past	Overseen	Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest
Products, Inc.
					(manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

36

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex	Other
	Position(s) with	Length of	During Past	Overseen	Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex
Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

37

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

38

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2007 (continued)

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

39

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Tax-Free Money Market Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Tax-Free Money Market Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Tax-Free Money Market Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

40

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer, and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNTFMM607

ANNUAL REPORT
June 30, 2007
Munder Tax-Free Short &
Intermediate Bond Fund
Class A, B, C, K & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
viii	Shareholder Fee Example
1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
21	Notes to Financial Statements
39	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    A portion of the Fund’s income may be subject to state, local and/or federal alternative minimum taxes. Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments by maturity range. A complete list of holdings as of June 30, 2007 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 MATURITY ALLOCATION*

*	For all municipal securities, maturity allocation is based on stated final maturity, except in the case of pre-refunded bonds, which use the pre-refunded date. No specific maturity is assigned to investment company securities.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Roger Soderstrom and Adam Thayer

    The Fund earned a return of 3.05% for the year ended June 30, 2007, relative to the 3.90% return for a 50%/50% blend of the Lehman Brothers Municipal Managed Money Short Term and Lehman Brothers Municipal Managed Money Short/Intermediate Indexes, and the 3.35% median return for the Lipper universe of short/intermediate municipal debt funds.

    On an absolute basis, the Fund’s performance for the year ended June 30, 2007 reflected the modest returns for municipal bond investors in general. On a relative basis, however, the lag in the Fund’s performance compared to its blended Lehman Brothers benchmark was principally due to the impact of expenses, which are not deducted from the benchmark’s returns.

    On a relative basis, the Fund’s quality weightings had a negligible impact on performance during the period. The quality weightings of the Fund’s holdings closely match those of its blended Lehman Brothers benchmark. Therefore, we do not expect them to have a significant effect on relative performance.

    Similarly, the Fund is managed with a duration-neutral strategy that targets the duration of the Fund (its price sensitivity to changes in interest rates) to that of the benchmark. The Fund’s duration was slightly shorter than its benchmark on June 30, 2007, due to our reluctance to make adjustments to duration that would generate capital gains in the Fund. For the year as a whole, however, duration tended to be in line with that of its benchmark and therefore did not have a meaningful impact on the Fund’s relative performance.

    The maturity structure of the Fund did have a positive impact on relative performance for the year ended June 30, 2007. An underweight in municipal securities with one-year to five-year maturities, an overweight in the five-year to ten-year maturity range and the Fund’s holdings of securities with maturities greater than ten years all helped to boost relative returns.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Municipal Managed Money Short Term Index and Lehman Brothers Municipal Managed Money Short/ Intermediate Index are rules-based, market-value-weighted indexes that include fixed-rate, tax-exempt municipal bonds with at least $7 million outstanding, other than alternative minimum tax (AMT) bonds and airline, hospital, housing and tobacco bonds, which were issued within the last five years in transactions of at least $75 million, are rated at least Aa3/ AA- or higher, and have at least one year until maturity. The Short Term Index is limited to bonds with maturities between one and five years, while the Short/ Intermediate Index is limited to bonds with maturities between one and ten years. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of short/intermediate municipal debt funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of shares of the Fund, Class K Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Tax-Free Short & Intermediate Bond Fund

CLASS K SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

iv

	GROWTH OF A $10,000 INVESTMENT THROUGH 6/30/07(1)

				Lehman		Lipper Short/Int.
Class and	With		Without	Muni Managed	Lehman Muni	Muni Debt
Inception Date	Load		Load	Short Index*	Blended Index*	Funds Median**

CLASS K 2/9/87	N/A		$13,817	$14,771	$15,190	$14,053

CLASS A 11/30/92	$13,269	#	$13,817	$14,771	$15,190	$14,053

CLASS B 5/16/96	N/A		$12,828	$14,771	$15,190	$14,053

CLASS C 7/8/98	N/A		$12,295	$14,023	$14,307	$13,355

CLASS Y 12/17/92	N/A		$14,162	$14,771	$15,190	$14,053

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

#	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

*	In late August 2005, the Fund’s benchmarks were changed to Lehman Brothers Municipal Managed Money Indexes, which were designed to be used as benchmarks for professional money managers. At that time, the Fund began measuring its performance against a blended benchmark of 50% Lehman Brothers Municipal Managed Money Short Term Index and 50% Lehman Brothers Municipal Managed Money Short/ Intermediate Index instead of a blended benchmark of 65% Lehman Brothers Municipal Short Index and 35% Lehman Brothers Municipal Intermediate Index. The Lehman Brothers Municipal Managed Money Short Term and Short/ Intermediate Indexes are rules-based, market-valued-weighted indexes that include fixed-rate, tax-exempt municipal bonds with at least $7 million outstanding, other than alternative minimum tax bonds and airline, hospital, housing, and tobacco bonds, which were issued within the last five years in transactions of at least $75 million, are rated at least Aa3/ AA- or higher and have at least one year until maturity. The Short Term Index is limited to bonds with maturities between one and five years, while the Short/Intermediate Index is limited to bonds with maturities between one and ten years. The Lehman Brothers Municipal Short and Intermediate Indexes are total return benchmarks that include investment-grade, tax-exempt municipal bonds with at least $5 million outstanding that were issued in deals of at least $50 million and that have maturities between one and five years or between one and ten years, respectively. The Lehman Brothers Municipal Blended Index shown in the graph is a blended index made up of the 65%/35% Lehman Brothers Municipal Index blend for periods prior to 9/1/05 and the 50%/50% Lehman Brothers Municipal Managed Money Index blend for periods after 8/31/05. Index comparative returns are as of 7/1/97 for Class A, Class B, Class K, and Class Y Shares of the Fund and as of 7/1/98 for Class C Shares of the Fund.

**	The Lipper Short/ Intermediate Municipal Debt Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns are as of 7/1/97 for Class A, Class B, Class K, and Class Y Shares of the Fund and as of 7/1/98 for Class C Shares of the Fund.
v

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

			One			Five			Ten			Since
	One		Year	Five		Years	Ten		Years	Since		Inception
Class and	Year		w/out	Years		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		load	w/load		load	w/load		load	w/load		load

CLASS K 2/9/87	N/A		2.80%	N/A		1.89%	N/A		3.29%	N/A		4.45%

CLASS A 11/30/92	(1.36)%	#	2.80%	1.08%	#	1.91%	2.87%	#	3.29%	3.38%	#	3.67%

CLASS B 5/16/96	(2.95)%	†	2.04%	0.79%†		1.15%	N/A		2.52%	N/A		2.68%

CLASS C 7/8/98	1.02%	†	2.02%	N/A		1.14%	N/A		N/A	N/A		2.33%

CLASS Y 12/17/92	N/A		3.05%	N/A		2.16%	N/A		3.54%	N/A		3.91%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

As identified in the current Fund prospectus, the gross expense ratios for Class A, Class B, Class C, Class K and Class Y Shares for the fiscal year ended 6/30/06 were 1.11%, 1.85%, 1.86%, 1.10% and 0.86%, respectively. Expenses for the fiscal year ended 6/30/07 are included in the Annual Report in the Financial Highlights. Munder Capital Management limited certain expenses of the Fund’s Class A, Class B, Class C and Class Y Shares during the 1992-1996 and 2005 calendar years and the Fund’s Class K Shares during the 1987-1996 and 2005 calendar years. Total returns would have been lower if Munder Capital had not limited expenses during those periods.

#	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

vi

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vii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

viii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$1,002.00	$5.81	1.17%
Class B	$1,000.00	$998.30	$9.51	1.92%
Class C	$1,000.00	$998.30	$9.51	1.92%
Class K	$1,000.00	$1,002.00	$5.81	1.17%
Class Y	$1,000.00	$1,003.30	$4.57	0.92%

Hypothetical
Class A	$1,000.00	$1,018.99	$5.86	1.17%
Class B	$1,000.00	$1,015.27	$9.59	1.92%
Class C	$1,000.00	$1,015.27	$9.59	1.92%
Class K	$1,000.00	$1,018.99	$5.86	1.17%
Class Y	$1,000.00	$1,020.23	$4.61	0.92%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

ix

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x

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2007

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES — 96.9%
Alabama — 2.1%
$2,000,000	Jefferson County, Alabama, Sewer Revenue, (FGIC Insured), 5.125% due 02/01/2042, Pre-refunded 08/01/2012	$2,098,560

Arizona — 6.1%
300,000	Arizona School Facilities Board Certificates, Series B, (FSA Insured), 5.250% due 09/01/2018, Pre-refunded 09/01/2014	322,347
1,115,000	Gilbert, Arizona, (FGIC Insured), 5.750% due 07/01/2012	1,203,498
1,650,000	Maricopa County, Arizona, School District 69, (MBIA Insured), 5.000% due 07/01/2012	1,725,471
1,000,000	Mesa, Arizona, Utility System Revenue, (FGIC Insured), 5.000% due 07/01/2019, Pre-refunded 07/01/2011	1,039,140
1,800,000	Phoenix, Arizona, Civic Import Corp., (FGIC Insured), 5.000% due 07/01/2012	1,880,676

		6,171,132

California — 6.2%
2,000,000	Golden State Tobacco Securitization Corporation, Series B, (FGIC-TCRS Insured), 5.625% due 06/01/2038, Pre-refunded 06/01/2013	2,169,360
2,500,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue, ETM, 3.250% due 01/01/2014 (a)	1,913,850
2,000,000	San Jose, California, Evergreen Community College District, Series D, GO, (MBIA Insured), 5.000% due 09/01/2024, Pre-refunded 09/01/2013	2,115,900

		6,199,110

Colorado — 2.0%
2,000,000	Colorado Department of Transportation Revenue, (MBIA Insured), 4.000% due 06/15/2011	2,004,300

Delaware — 1.0%
1,000,000	Delaware State, Series A, GO, 4.250% due 03/01/2009	1,007,270

See Notes to Financial Statements.

1

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Florida — 4.1%
	Dade County, Florida, Special Obligation:
$3,000,000	Capital Appreciation Bond, Series B, Refunding, (AMBAC Insured), 3.546% due 10/01/2015 Pre-refunded 10/01/2008 (a)	$1,927,590
3,600,000	Capital Appreciation Bond, Series B, Refunding, (AMBAC Insured), 2.995% due 10/01/2025 Pre-refunded 10/01/2008 (a)	1,213,632
1,000,000	Fort Lauderdale, Florida, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	997,950

		4,139,172

Georgia — 3.4%
1,000,000	Fulton County, Georgia, School District, GO, 5.250% due 01/01/2013	1,060,040
	Georgia State, GO:
1,045,000	Series B, 6.250% due 08/01/2013	1,171,811
1,090,000	Series C, 5.500% due 07/01/2012	1,166,332

		3,398,183

Hawaii — 3.4%
1,875,000	Hawaii State, Series DB, GO, (MBIA Insured), 5.250% due 09/01/2013	1,998,506
	Kauai County, Hawaii, Series A, GO, (MBIA Insured):
1,215,000	4.375% due 08/01/2010	1,230,467
180,000	4.375% due 08/01/2010, ETM	182,500

		3,411,473

Illinois — 6.0%
500,000	Chicago, Illinois, Board of Education, (AMBAC Insured), 5.250% due 12/01/2022	512,420
2,500,000	Du Page County, Illinois, Forest Preserve District, GO, 4.750% due 10/01/2010, Pre-refunded 10/01/2008	2,529,550
1,760,000	Illinois State, GO, (MBIA Insured), 5.750% due 12/01/2014, Pre-refunded 12/01/2010	1,861,675

See Notes to Financial Statements.

2

Principal
Amount		Value

Illinois (Continued)
$500,000	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	$520,760
500,000	Regional Transport Authority, Illinois, (FGIC Insured), 6.000% due 06/01/2015	562,495

		5,986,900

Kentucky — 2.1%
2,000,000	Kentucky State Property & Buildings Commission Revenue, Project No. 64, (MBIA Insured), 5.750% due 05/01/2014, Pre-refunded 11/01/2009	2,084,880

Maryland — 2.1%
1,000,000	Baltimore, Maryland, Revenue, (FGIC Insured), 5.800% due 07/01/2015, Pre-refunded 07/01/2012	1,081,140
1,000,000	Montgomery County, Maryland, GO, Refunding, 5.250% due 10/01/2010	1,042,810

		2,123,950

Massachusetts — 4.1%
1,500,000	Boston, Massachusetts, GO, Series A, 5.250% due 02/01/2009	1,532,385
1,400,000	Massachusetts State, Consolidated Loan of 2002, Series D, GO, 5.500% due 11/01/2020, Pre-refunded 11/01/2012	1,495,536
1,000,000	Worcester, Massachusetts, GO, (FGIC Insured), 5.250% due 08/15/2020, Pre-refunded 08/15/2010	1,048,320

		4,076,241

Michigan — 9.0%
1,335,000	Ann Arbor, Michigan, GO, Refunding, 4.000% due 09/01/2009	1,334,947
	Caledonia, Michigan, Community Schools, GO, (Q-SBLF):
1,175,000	4.800% due 05/01/2010	1,200,415
840,000	5.750% due 05/01/2014 Pre-refunded 05/01/2010	880,186
1,000,000	Clarkston, Michigan, Community Schools, GO, (Q-SBLF), 4.000% due 05/01/2012	997,350
1,110,000	Grand Rapids, Michigan, Building Authority, GO, 4.800% due 08/01/2009	1,129,669
425,000	Jenison, Michigan, Public Schools, (FGIC Insured), 5.250% due 05/01/2015	457,695

See Notes to Financial Statements.

3

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
$1,080,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 4.500% due 01/01/2011	$1,097,420
400,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	420,408
1,000,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	1,017,010
500,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014, Pre-refunded 05/01/2010	523,920

		9,059,020

Minnesota — 4.0%
2,175,000	Metropolitan Council, Minnesota, Minneapolis-St. Paul Metropolitan Area Transit, Series B, GO, 4.100% due 02/01/2011	2,186,027
1,720,000	Minnesota State, GO, 5.250% due 11/01/2011	1,790,520

		3,976,547

Nebraska — 2.0%
	Omaha, Nebraska, GO:
1,000,000	4.400% due 12/01/2008	1,008,380
1,000,000	4.500% due 12/01/2010	1,018,930

		2,027,310

Nevada — 4.5%
1,500,000	Clark County, Nevada, Series A, GO, (AMBAC Insured), 5.000% due 12/01/2014	1,587,375
750,000	Henderson, Nevada, Series B, GO, (AMBAC Insured), 5.250% due 04/01/2016	809,903
2,000,000	Las Vegas Valley, Nevada, Water District, Series A, Refunding, (FGIC Insured), 5.000% due 06/01/2015	2,117,660

		4,514,938

See Notes to Financial Statements.

4

Principal
Amount		Value

New Hampshire — 1.5%
$1,500,000	Nashua, New Hampshire, GO, 4.750% due 09/15/2009	$1,528,065

New Jersey — 1.1%
1,000,000	New Jersey State, GO, 5.750% due 05/01/2012	1,075,090

New York — 2.1%
2,000,000	City of New York, NY, Series D, (FGIC-TCRS Insured), 5.000% due 08/01/2015	2,118,360

North Carolina — 0.7%
650,000	Cary, North Carolina, GO, 5.000% due 03/01/2019	680,621

Ohio — 5.6%
	Columbus, Ohio:
1,000,000	Series A, GO, 5.000% due 07/01/2013	1,053,330
300,000	Series B, GO, Refunding, 5.000% due 06/15/2016	318,561
1,290,000	Loveland, Ohio, City School District, Refunding School Improvement, (FSA Insured), 5.000% due 12/01/2015	1,367,671
1,725,000	Ohio State, Water Development Authority, Water Pollution Control, Series 2003, Refunding, 5.000% due 12/01/2012	1,808,904
1,000,000	Olentangy Local School District, Ohio, (FSA Insured), 5.625% due 12/01/2027, Pre-refunded 12/01/2010	1,054,800

		5,603,266

Pennsylvania — 1.0%
1,000,000	Tredyffrin-Easttown, Pennsylvania, School District, GO, 5.500% due 02/15/2016, Pre-refunded 08/15/2010	1,046,700

Rhode Island — 1.0%
1,000,000	Rhode Island State and Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	1,055,490

South Carolina — 1.0%
1,000,000	South Carolina State, State Institution, Series A, GO, 5.400% due 03/01/2019, Pre-refunded 03/01/2010	1,046,720

See Notes to Financial Statements.

5

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2007 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Tennessee — 0.5%
$475,000	Johnson City, Tennessee, Water & Sewer, GO, Refunding, (FGIC Insured), 4.750% due 06/01/2013	$493,558

Texas — 7.6%
500,000	Galena Park, Texas, Independent School District, GO, (PSFG), 6.625% due 08/15/2015, Pre-refunded 08/15/2010	539,225
2,000,000	Lancaster, Texas, Independent School District, GO, (FSA Insured), 5.750% due 02/15/2034, Pre-refunded 02/15/2014	2,192,960
2,335,000	Richardson, Texas, Independent School District, GO, (PSFG), 3.800% due 02/15/2012	2,309,618
5,000	San Antonio, Texas, Electric & Gas Revenue, Series A, ETM, 5.000% due 02/01/2012	5,203
500,000	Texas State, Water Financial Assistance, Series C, GO, Refunding, 5.000% due 08/01/2018	504,500
2,000,000	Waco, Texas, GO, (MBIA Insured), 5.000% due 02/01/2014	2,100,380

		7,651,886

Virginia — 0.6%
575,000	Virginia State, Public School Authority, Series I, Refunding, 5.250% due 08/01/2008	581,337

Washington — 4.3%
1,000,000	Benton County, Washington, School District, GO, (FSA Insured), 5.000% due 12/01/2012	1,046,660
250,000	Seattle, Washington, GO, Refunding, (MBIA Insured), 4.750% due 01/01/2016	258,025
3,000,000	Washington State, GO, Series A, 5.000% due 07/01/2008	3,035,490

		4,340,175

See Notes to Financial Statements.

6

Principal
Amount		Value

West Virginia — 2.7%
$3,000,000	West Virginia State, (FGIC Insured), 2.995% due 11/01/2009 (a)	$2,728,920

Wisconsin — 5.1%
1,400,000	Blackhawk, Wisconsin, Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	1,398,138
1,000,000	Eau Claire, Wisconsin, Area School District, GO, (FSA Insured), 5.000% due 04/01/2008	1,008,820
2,450,000	Milwaukee County, Wisconsin, Corporate Purpose, Series A, GO, Refunding, 4.000% due 12/01/2010	2,446,056
250,000	Wisconsin State, Series 1, GO, Refunding, 5.500% due 05/01/2015	273,030

		5,126,044

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $97,380,100)		97,355,218

Shares

INVESTMENT COMPANY SECURITY — 1.6%
(Cost $1,603,000)
1,603,000	CitiFunds Institutional Tax Free Reserves	1,603,000

TOTAL INVESTMENTS
(Cost $98,983,100)	98.5%	98,958,218
OTHER ASSETS AND LIABILITIES (Net)	1.5	1,542,360

NET ASSETS	100.0%	$100,500,578

(a)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.

7

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2007 (continued)

ABBREVIATIONS:

AMBAC — American Municipal Bond Assurance Corporation
AMT   — Alternative Minimum Tax
ETM   — Escrowed to Maturity
FGIC  — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
MBIA  — Municipal Bond Investors Assurance
PSFG  — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Bond Loan Fund
TCRS  — Transferable Custodial Receipts

At June 30, 2007, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Insured	33.4%	$33,572,658
Pre-Refunded/ ETM	30.6	30,794,102
General Obligations	30.5	30,598,217
Revenue	2.4	2,390,241

TOTAL MUNICIPAL BONDS AND NOTES	96.9	97,355,218
INVESTMENT COMPANY SECURITY	1.6	1,603,000

TOTAL INVESTMENTS	98.5	98,958,218
OTHER ASSETS AND LIABILITIES (Net)	1.5	1,542,360

NET ASSETS	100.0%	$100,500,578

See Notes to Financial Statements.

8

[This Page Intentionally Left Blank]

9

Munder Tax-Free Short & Intermediate Bond Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value (see accompanying schedule)	$98,958,218
Interest receivable	1,237,826
Dividends receivable	4,655
Receivable for investment securities sold	1,025,245
Prepaid expenses and other assets	41,720

Total Assets	101,267,664

LIABILITIES:
Payable for Fund shares redeemed	589,562
Trustees’ fees and expenses payable	63,526
Transfer agency/record keeping fees payable	20,812
Shareholder servicing fees payable — Class K Shares	18,002
Administration fees payable	14,336
Custody fees payable	8,554
Distribution and shareholder servicing fees payable — Class A, B and C Shares	4,330
Investment advisory fees payable	2,535
Accrued expenses and other payables	45,429

Total Liabilities	767,086

NET ASSETS	$100,500,578

Investments, at cost	$98,983,100

See Notes to Financial Statements.

10

NET ASSETS consist of:
Undistributed net investment income	$31,960
Accumulated net realized loss on investments sold	(134,099)
Net unrealized depreciation on securities	(24,882)
Paid-in capital	100,627,599

$100,500,578

NET ASSETS:
Class A Shares	$7,768,595

Class B Shares	$637,731

Class C Shares	$2,493,622

Class K Shares	$86,404,203

Class Y Shares	$3,196,427

SHARES OUTSTANDING:
Class A Shares	781,181

Class B Shares	64,228

Class C Shares	249,083

Class K Shares	8,688,786

Class Y Shares	321,189

CLASS A SHARES:
Net asset value and redemption price per share	$9.94

Maximum sales charge	4.00%
Maximum offering price per share	$10.35

CLASS B SHARES:
Net asset value and offering price per share*	$9.93

CLASS C SHARES:
Net asset value and offering price per share*	$10.01

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.94

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.95

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Tax-Free Short & Intermediate Bond Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$4,940,283
Dividends	70,467

Total Investment Income	5,010,750

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	29,424
Class B Shares	8,124
Class C Shares	29,027
Shareholder servicing fees:
Class K Shares	259,589
Investment advisory fees	614,174
Administration fees	191,212
Transfer agency/record keeping fees	60,240
Registration and filing fees	52,698
Legal and audit fees	43,894
Custody fees	43,514
Trustees’ fees and expenses	39,445
Other	55,132

Total Expenses	1,426,473

NET INVESTMENT INCOME	3,584,277

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from security transactions	(33,825)
Net change in unrealized appreciation/(depreciation) of securities	231,661

Net realized and unrealized gain on investments	197,836

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,782,113

See Notes to Financial Statements.

12

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Net investment income	$3,584,277	$4,465,854
Net realized loss from security transactions	(33,825)	(109,122)
Net change in net unrealized appreciation/(depreciation) of securities	231,661	(5,159,333)

Net increase/(decrease) in net assets resulting from operations	3,782,113	(802,601)
Dividends to shareholders from net investment income:
Class A Shares	(344,132)	(389,290)
Class B Shares	(17,666)	(47,196)
Class C Shares	(63,138)	(96,000)
Class K Shares	(3,053,179)	(4,106,017)
Class Y Shares	(96,177)	(104,480)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(5,125,691)	3,673,139
Class B Shares	(682,625)	(1,007,711)
Class C Shares	(1,224,855)	(321,961)
Class K Shares	(31,746,699)	(23,105,954)
Class Y Shares	274,445	139,499

Net decrease in net assets	(38,297,604)	(26,168,572)
NET ASSETS:
Beginning of year	138,798,182	164,966,754

End of year	$100,500,578	$138,798,182

Undistributed net investment income	$31,960	$33,929

See Notes to Financial Statements.

13

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Amount
Class A Shares:
Sold*	$2,584,985	$3,411,833
Issued as reinvestment of dividends	149,711	159,597
Proceeds received in merger	—	3,676,401
Redeemed	(7,860,387)	(3,574,692)

Net increase/(decrease)	$(5,125,691)	$3,673,139

Class B Shares:
Sold	$68,402	$279,808
Issued as reinvestment of dividends	7,965	19,757
Proceeds received in merger	—	824,860
Redeemed*	(758,992)	(2,132,136)

Net decrease	$(682,625)	$(1,007,711)

Class C Shares:
Sold	$174,284	$403,789
Issued as reinvestment of dividends	30,211	51,217
Proceeds received in merger	—	480,490
Redeemed	(1,429,350)	(1,257,457)

Net decrease	$(1,224,855)	$(321,961)

Class K Shares:
Sold	$4,974,226	$15,680,527
Issued as reinvestment of dividends	6,640	6,691
Proceeds received in merger	—	15,669,094
Redeemed	(36,727,565)	(54,462,266)

Net decrease	$(31,746,699)	$(23,105,954)

Class Y Shares:
Sold	$438,359	$713,252
Issued as reinvestment of dividends	73,511	43,826
Proceeds received in merger	—	75,168
Redeemed	(237,425)	(692,747)

Net increase	$274,445	$139,499

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

14

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006

Shares
Class A Shares:
Sold*	256,843	334,540
Issued as reinvestment of dividends	14,889	15,793
Issued in exchange for proceeds received in merger	—	360,445
Redeemed	(781,860)	(351,677)

Net increase/(decrease)	(510,128)	359,101

Class B Shares:
Sold	6,812	27,523
Issued as reinvestment of dividends	794	1,955
Issued in exchange for proceeds received in merger	—	81,025
Redeemed*	(75,767)	(210,538)

Net decrease	(68,161)	(100,035)

Class C Shares:
Sold	17,215	39,510
Issued as reinvestment of dividends	2,986	5,033
Issued in exchange for proceeds received in merger	—	46,786
Redeemed	(140,799)	(123,888)

Net decrease	(120,598)	(32,559)

Class K Shares:
Sold	494,600	1,548,828
Issued as reinvestment of dividends	660	662
Issued in exchange for proceeds received in merger	—	1,536,205
Redeemed	(3,649,863)	(5,379,590)

Net decrease	(3,154,603)	(2,293,895)

Class Y Shares:
Sold	43,635	69,953
Issued as reinvestment of dividends	7,309	4,352
Issued in exchange for proceeds received in merger	—	7,362
Redeemed	(23,618)	(68,335)

Net increase	27,326	13,332

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

15

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year		Year
	Ended	Ended	Ended	Ended		Ended
	6/30/07(b)	6/30/06(b)	6/30/05	6/30/04(b)		6/30/03(b)

Net asset value, beginning of period	$9.96	$10.32	$10.32	$10.67		$10.54

Income/(loss) from investment operations:
Net investment income	0.29	0.29	0.30	0.27		0.33
Net realized and unrealized gain/(loss) on investments	(0.01)	(0.34)	(0.01)	(0.35)		0.22

Total from investment operations	0.28	(0.05)	0.29	(0.08)		0.55

Less distributions:
Dividends from net investment income	(0.30)	(0.31)	(0.29)	(0.27)		(0.33)
Distributions from net realized gains	—	—	—	(0.00	)(c)	(0.09)

Total distributions	(0.30)	(0.31)	(0.29)	(0.27)		(0.42)

Net asset value, end of period	$9.94	$9.96	$10.32	$10.32		$10.67

Total return(d)	2.80%	(0.53)%	2.86%	(0.75)%		5.29%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$7,769	$12,865	$9,620	$13,414		$28,980
Ratio of operating expenses to average net assets	1.14%	1.11%	0.87%	1.04%		1.02%
Ratio of net investment income to average net assets	2.93%	2.82%	2.85%	2.52%		3.11%
Portfolio turnover rate	2%	9%	10%	23%		15%
Ratio of operating expenses to average net assets without expense reimbursements	1.14%	1.11%	1.06%	1.04%		1.02%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on November 30, 1992 and May 16, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

16

B Shares

Year	Year	Year	Year		Year
Ended	Ended	Ended	Ended		Ended
6/30/07(b)	6/30/06(b)	6/30/05	6/30/04(b)		6/30/03(b)

$9.95	$10.30	$10.30	$10.65		$10.53

0.22	0.21	0.21	0.19		0.25
(0.02)	(0.33)	0.00 (c)	(0.35)		0.21

0.20	(0.12)	0.21	(0.16)		0.46

(0.22)	(0.23)	(0.21)	(0.19)		(0.25)
—	—	—	(0.00	)(c)	(0.09)

(0.22)	(0.23)	(0.21)	(0.19)		(0.34)

$9.93	$9.95	$10.30	$10.30		$10.65

2.04%	(1.18)%	2.09%	(1.49)%		4.41%

$638	$1,317	$2,394	$4,005		$5,926
1.89%	1.85%	1.62%	1.79%		1.77%
2.17%	2.04%	2.08%	1.77%		2.36%
2%	9%	10%	23%		15%
1.89%	1.85%	1.81%	1.79%		1.77%

See Notes to Financial Statements.

17

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year		Year
	Ended	Ended	Ended	Ended		Ended
	6/30/07(b)	6/30/06(b)	6/30/05	6/30/04(b)		6/30/03(b)

Net asset value, beginning of period	$10.03	$10.39	$10.38	$10.74		$10.61

Income/(loss) from investment operations:
Net investment income	0.22	0.21	0.22	0.19		0.25
Net realized and unrealized gain/(loss) on investments	(0.02)	(0.34)	0.00 (c)	(0.36)		0.22

Total from investment operations	0.20	(0.13)	0.22	(0.17)		0.47

Less distributions:
Dividends from net investment income	(0.22)	(0.23)	(0.21)	(0.19)		(0.25)
Distributions from net realized gains	—	—	—	(0.00	)(c)	(0.09)

Total distributions	(0.22)	(0.23)	(0.21)	(0.19)		(0.34)

Net asset value, end of period	$10.01	$10.03	$10.39	$10.38		$10.74

Total return(d)	2.02%	(1.27)%	2.17%	(1.57)%		4.48%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$2,494	$3,707	$4,178	$7,136		$8,313
Ratio of operating expenses to average net assets	1.89%	1.86%	1.62%	1.79%		1.77%
Ratio of net investment income to average net assets	2.18%	2.06%	2.08%	1.77%		2.36%
Portfolio turnover rate	2%	9%	10%	23%		15%
Ratio of operating expenses to average net assets without expense reimbursements	1.89%	1.86%	1.81%	1.79%		1.77%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on July 8, 1998 and February 9, 1987, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

See Notes to Financial Statements.

18

K Shares

Year	Year	Year	Year		Year
Ended	Ended	Ended	Ended		Ended
6/30/07(b)	6/30/06(b)	6/30/05	6/30/04(b)		6/30/03(b)

$9.96	$10.32	$10.31	$10.67		$10.55

0.29	0.28	0.30	0.27		0.33
(0.01)	(0.33)	0.00 (c)	(0.36)		0.21

0.28	(0.05)	0.30	(0.09)		0.54

(0.30)	(0.31)	(0.29)	(0.27)		(0.33)
—	—	—	(0.00	)(c)	(0.09)

(0.30)	(0.31)	(0.29)	(0.27)		(0.42)

$9.94	$9.96	$10.32	$10.31		$10.67

2.80%	(0.53)%	2.96%	(0.84)%		5.19%

$86,404	$117,980	$145,878	$173,952		$148,315
1.14%	1.10%	0.87%	1.04%		1.02%
2.93%	2.81%	2.86%	2.52%		3.11%
2%	9%	10%	23%		15%
1.14%	1.10%	1.06%	1.04%		1.02%

See Notes to Financial Statements.

19

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year		Year
	Ended	Ended	Ended	Ended		Ended
	6/30/07(b)	6/30/06(b)	6/30/05	6/30/04(b)		6/30/03(b)

Net asset value, beginning of period	$9.97	$10.33	$10.32	$10.68		$10.55

Income/(loss) from investment operations:
Net investment income	0.32	0.31	0.32	0.29		0.36
Net realized and unrealized gain/(loss) on investments	(0.02)	(0.34)	0.01	(0.35)		0.22

Total from investment operations	0.30	(0.03)	0.33	(0.06)		0.58

Less distributions:
Dividends from net investment income	(0.32)	(0.33)	(0.32)	(0.30)		(0.36)
Distributions from net realized gains	—	—	—	(0.00	)(c)	(0.09)

Total distributions	(0.32)	(0.33)	(0.32)	(0.30)		(0.45)

Net asset value, end of period	$9.95	$9.97	$10.33	$10.32		$10.68

Total return(d)	3.05%	(0.28)%	3.22%	(0.60)%		5.55%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$3,196	$2,930	$2,897	$2,777		$2,615
Ratio of operating expenses to average net assets	0.89%	0.86%	0.62%	0.79%		0.77%
Ratio of net investment income to average net assets	3.18%	3.06%	3.12%	2.77%		3.36%
Portfolio turnover rate	2%	9%	10%	23%		15%
Ratio of operating expenses to average net assets without expense reimbursements	0.89%	0.86%	0.81%	0.79%		0.77%

(a)	Class Y Shares of the Fund commenced operations on December 17, 1992.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

20

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007

1.	Organization

    As of June 30, 2007, The Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Tax-Free Short & Intermediate Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the return provided by tax-free money market instruments. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of June 30, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On August 12, 2005, the Fund acquired all of the assets and assumed all of the liabilities of the Munder Tax-Free Bond Fund in a tax-free exchange of shares of and the subsequent liquidation of the Munder Tax-Free Bond Fund. The Agreement and Plan of Reorganization was approved by the shareholders

21

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

of the Munder Tax-Free Bond Fund at a Special Meeting of the Shareholders held on August 11, 2005.

Number of Shares outstanding of the Munder Tax-Free Bond Fund prior to merger:
Class A	416,794
Class B	93,742
Class C	54,300
Class K	1,775,356
Class Y	8,528

Number of Shares issued of the Fund for Shares of the Munder Tax-Free Bond Fund:
Class A	360,445
Class B	81,025
Class C	46,786
Class K	1,536,205
Class Y	7,362
Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Munder Tax-Free Bond Fund	$1,152,450

There were no undistributed income or gain amounts unpaid prior to the merger of the Munder Tax-Free Bond Fund.

	Prior to Merger	After Merger

Net assets of Munder Tax-Free Bond Fund
Class A	$3,676,401	$—
Class B	824,860	—
Class C	480,490	—
Class K	15,669,094	—
Class Y	75,168	—
Net assets of the Fund
Class A	$10,253,311	$13,929,712
Class B	2,425,492	3,250,352
Class C	4,197,751	4,678,241
Class K	141,947,950	157,617,044
Class Y	3,358,659	3,433,827

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period.

22

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. The value of securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment

23

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $200 million, and 0.40% on assets exceeding $200 million. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.50% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates, subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

24

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

    For the year ended June 30, 2007, the Advisor earned $191,212 before payment of sub-administration fees and $124,107 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.1553% for administrative services.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). In addition, as of June 30, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $10,271 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2007.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the year ended June 30, 2007, no officer, director or employee of the Advisor, Comerica or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares.

25

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class K
Class A	Class B	Class C	Shares
Shares	Shares	Shares	Service
12b-1 Fees	12b-1 Fees	12b-1 Fees	Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2007, the Fund paid $251 to Comerica Securities and $260,434 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $2,128,980 and $39,882,831, respectively, for the year ended June 30, 2007.

    At June 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $783,440, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $715,046 and net appreciation for Federal income tax purposes was $68,394. At June 30, 2007, aggregate cost for Federal income tax purposes was $98,889,824.

6.	Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the

26

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the year ended June 30, 2007, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2007, total commitment fees for the Fund were $1,356.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may also utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2007, permanent differences resulting primarily from differing book and tax treatments for amortization were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(11,954)	$11,954

    The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2007 and June 30, 2006 were as follows:

	Tax-Exempt	Ordinary
	Income	Income	Total

June 30, 2007	$3,520,885	$53,407	$3,574,292
June 30, 2006	$4,690,699	$52,284	$4,742,983

27

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Tax-Exempt	Capital Loss	Unrealized
Income	Carryover	Depreciation	Total

$62,706	$(227,375)	$68,394	$(96,275)

    The differences between book and tax distributable earnings are primarily due to premium amortization and deferred trustees’ fees.

    As determined at June 30, 2007, the Fund had available for Federal income tax purposes $227,375 of unused capital losses of which $17,820, $40,848, $114,464 and $54,243 expire in 2012, 2013, 2014 and 2015, respectively. In addition, $17,820 of the losses expiring in 2012 may be further limited as this amount was acquired in the merger with the Munder Tax-Free Bond Fund that occurred on August 12, 2005.

9. Tax Information (Unaudited)

    Of the distributions paid by the Fund from investment income, 98.5% is tax exempt for Federal income tax purposes.

10. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

28

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

12. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (”Advisory Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the ”Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a ”Non-Interested Trustee” to the extent the Trustee is not an ”interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to

29

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of the Advisory Agreement.

30

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the Fund’s benchmark blend of indexes and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. (“Morningstar”).

    The Board considered the one-, three- and five-year total return on a net basis of the Fund’s Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. The Board also considered the Fund’s one-, three-, five- and ten-year total return as compared to the performance of other funds in the same Morningstar category as the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the performance of the benchmark for the one- and five-year periods and equaled the performance for the ten-year period, but trailed for the three-year and since inception periods, (2) the Fund’s average annual total returns for Class Y Shares on a net basis trailed the performance of the benchmark for all periods, (3) the Fund’s average annual total returns for Class Y Shares on a gross basis exceeded the median performance of the Fund’s Lipper peer group for the one-, three-, five- and ten-year periods, and (4) the Fund’s average annual total returns for Class Y Shares on a net basis trailed the median performance of the Fund’s Lipper peer group for the one-, three-, five- and ten-year periods.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all

31

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the

32

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

Advisor’s representation that, although money managers may benefit from the use of ”soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

33

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

14.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/ real estate company) (since 1991).	25	None

34

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business- University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

35

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009v Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

36

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an ”interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

		Term of	Principal
		Office(1) and	Occupation(s)
	Position(s) with	Length of	During Past
Name, Address and Age	the Funds	Time Served(2)	5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

37

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2007 (continued)

		Term of	Principal
		Office(1) and	Occupation(s)
	Position(s) with	Length of	During Past
Name, Address and Age	the Funds	Time Served(2)	5 Years

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

38

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Tax-Free Short & Intermediate Bond Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Tax-Free Short & Intermediate Bond Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Tax-Free Short & Intermediate Bond Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

39

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40

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41

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNTFSIBD607

ANNUAL REPORT
June 30, 2007
Munder Technology Fund
Class A, B, C & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    When we completed our management-led buyout last December, we believed that one of the key benefits to our new structure would be increased opportunities for our firm, and therefore, for investors in our Funds. In keeping with those expectations, we are excited to announce that on August 6, 2007, we completed the hiring of an international investment team formerly with The Boston Company. The team of seven portfolio managers and analysts, led by Remi Browne, CFA, who has over 22 years of experience in international investing, brings depth and a solid track record in the international arena to Munder Capital. The team will be located in Boston, where Munder Capital currently has a client-servicing and marketing presence.

    We are especially pleased with this addition to Munder Capital for two reasons. First, in an increasingly global world, investors are becoming more focused on the place of international stocks in their overall investment strategy. We are now able to add two additional international equity mutual funds, based on proven international investment disciplines, to our current international equity and fixed income offerings. Second, this international team is a particularly good fit for our firm. The portfolio managers’ disciplined investment approach incorporates risk management tools, as do our other investment disciplines. In addition, the team has extensive experience in working with both institutional investors and mutual fund shareholders, another hallmark of Munder Capital.

    By the time you receive this Annual Report, two new international equity mutual funds, the Munder International Fund - Core Equity and the Munder International Small-Mid Cap Fund, will be up and running. Munder Capital will also offer its existing Munder International Equity Fund, which will continue to be managed in Birmingham, Michigan by its current portfolio management team. The quantitative approach used in this Fund will complement the disciplines provided by the team in Boston.

    We have always understood that the success of any investment firm depends on its ability to provide investment disciplines that meet the needs of its investors, along with competitive investment returns. Be assured that as we examine new opportunities and possibilities for the firm, we do so from the perspective of our shareholders’ investment needs.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
x	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in technology securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. This Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2007. The following pie chart illustrates the allocation of the Fund’s investments by industry. A complete list of holdings as of June 30, 2007 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 INDUSTRY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Mark Lebovitz, Kenneth Smith and Jonathan Woodley

    The Fund earned a return of 23.63% for the one year ended June 30, 2007, relative to the 27.01% return for the S&P GSTITM Composite (formerly the Goldman Sachs Technology Index Composite) and the 20.94% median return for the Lipper universe of science and technology funds.

    While the Fund benefited from a positive market for technology investors and had strong absolute performance for the year ended June 30, 2007, its performance lagged its S&P GSTITM Composite benchmark.

    The largest boost to the Fund’s relative performance came from strong stock selection in the semiconductors & semiconductor equipment, Internet software & services, and information technology services industries within the information technology sector and from the aerospace & defense industry within the industrials sector. The positive impact of these investments was offset by weaker stock selection in the communications equipment and electronic equipment & instruments industries within the information technology sector. Relative returns were also held back by the Fund’s overweight in the Internet software & services industry within the information technology sector and an underweight in the Internet & catalog retail industry within the consumer discretionary sector.

    Of the Fund’s semiconductors & semiconductor equipment holdings, Silicon Motion Technology Corporation (2.5% of the Fund) and MEMC Electronic Materials, Inc. each added over 1.5 percentage points to the Fund’s relative performance. MEMC Electronic Materials was eliminated from the Fund in April due to valuation concerns.

    Relative strength in the Fund’s Internet software & services investments was largely due to overweighted positions in Interwoven, Inc., Perficient, Inc., SINA Corporation (0.5% of the Fund) and Greenfield Online, Inc. Interwoven and Perficient were eliminated from the Fund in March, and Greenfield Online was sold in October. The strong performance of these stocks more than offset the negative impact of an overweight in Digital River, Inc. (3.9% of the Fund).

    In the information technology services portion of the Fund, performance was boosted by the lack of a position in Paychex, Inc. and strong performance from a number of holdings, including Satyam Computer Services Limited (eliminated from the Fund in February). The Fund’s position in TASER International, Inc. (0.5% of the Fund) also contributed positively to the relative performance of the Fund within the aerospace & defense industry.

    Relative performance of the Fund’s communications equipment holdings was negatively impacted by an overweight in Oplink Communications, Inc. (eliminated from the Fund in June) and underweights in Research In Motion Limited (eliminated from the Fund in March) and Cisco Systems, Inc. (3.4% of the Fund). These negative factors offset the strong performance of other holdings in the industry, including Comtech Group, Inc. (0.5% of the Fund) and Andrew Corporation (1.2% of the Fund). The lack of a position in Motorola, Inc. also boosted relative performance.

    The primary detractor from the relative performance of the Fund’s electronic equipment & instruments investments was Nam Tai Electronics, Inc., which was sold from the Fund in August.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P Goldman Sachs Technology Index (S&P GSTITM) Composite is a modified capitalization-weighted index designed to measure the performance of selected U.S.-traded technology and Internet-related stocks. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

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v

Hypothetical and Total Returns

The following graph represents the performance of the Fund since the inception of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Technology Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

						Lipper
				S&P	S&P	Science &
Class and	With		Without	500®	GSTITM	Technology Funds
Inception Date	Load		Load	Index*	Composite*	Median**

CLASS Y 8/26/99	N/A		$4,974	$12,922	$7,414	$8,453

CLASS A 10/26/99	$4,244	(2)	$4,490	$12,495	$7,089	$7,527

CLASS B 10/26/99	N/A		$4,240	$12,495	$7,089	$7,527

CLASS C 11/16/99(1)	$3,792	(2)	$3,830	$12,246	$6,220	$6,519

(1)	Class II Shares were converted and/or reclassified as Class C Shares as of the close of business October 31, 2003. Performance information for Class C Shares for periods prior to October 31, 2003 is for Class II Shares, and reflects the fees and expenses of the Class II Shares prior to that date.

(2)	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares or 1.00% for Class II Shares (now Class C Shares), as applicable.

*	The Standard & Poor’s 500 Composite Stock Price Index (S&P 500® Index) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The S&P Goldman Sachs Technology Index (S&P GSTITM) Composite is a modified capitalization-weighted index designed to measure the performance of selected U.S.-traded technology and Internet-related stocks. Index comparative returns for Class A, Class B, Class C, and Class Y Shares of the Fund are as of 11/1/99, 11/1/99, 12/1/99, and 9/1/99, respectively.

**	The Lipper Science and Technology Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, and Class Y Shares of the Fund are as of 11/1/99, 11/1/99, 12/1/99, and 9/1/99, respectively.

	AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/07

		One		Five		Since
	One	Year	Five	Year	Since	Inception
Class and	Year	w/out	Year	w/out	Inception	w/out
Inception Date	w/Load	Load	w/Load	Load	w/Load	Load

CLASS Y 8/26/99	N/A	23.63%	N/A	7.83%	N/A	(8.51)%

CLASS A 10/26/99	16.62% (2)	23.35%	6.35% (2)	7.55%	(10.56)% (2)	(9.90)%

CLASS B 10/26/99	17.54% (3)	22.54%	6.43% (3)	6.74%	N/A	(10.57)%

CLASS C 11/16/99(1)	21.76% (3)	22.76%	6.55% (2)	6.77%	(11.95)% (2)	(11.83)%

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    As identified in the current Fund prospectus, the gross expense ratios for Class A, Class B, Class C and Class Y Shares for the fiscal year ended 6/30/06 were 2.53%, 3.26%, 3.27% and 2.24%, respectively. Expenses for the fiscal year ended 6/30/07 are included in this Annual Report in the Financial Highlights. Munder Capital Management limited certain expenses of the Fund during the 2000-2001 calendar years. Munder Capital also made a voluntary capital contribution during the 2005 calendar year. Total returns would have been lower if Munder Capital had not limited expenses or made a capital contribution during those periods.

(1)	Class II Shares were converted and/or reclassified as Class C Shares as of the close of business October 31, 2003. Performance information for Class C Shares for periods prior to October 31, 2003 is for Class II Shares, and reflects the fees and expenses of the Class II Shares prior to that date.

(2)	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares or 1.00% for Class II Shares (now Class C Shares), as applicable.

(3)	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

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Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

x

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/07	6/30/07	1/1/07-6/30/07	Ratio

Actual
Class A	$1,000.00	$1,122.50	$14.21	2.70%
Class B	$1,000.00	$1,115.80	$18.10	3.45%
Class C	$1,000.00	$1,119.90	$18.13	3.45%
Class Y	$1,000.00	$1,121.90	$12.84	2.44%

Hypothetical
Class A	$1,000.00	$1,011.41	$13.47	2.70%
Class B	$1,000.00	$1,007.69	$17.17	3.45%
Class C	$1,000.00	$1,007.69	$17.17	3.45%
Class Y	$1,000.00	$1,012.69	$12.18	2.44%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

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Munder Technology Fund

Portfolio of Investments, June 30, 2007

Shares		Value

COMMON STOCKS — 96.9%
Consumer Discretionary — 2.0%
Household Durables — 1.0%
205,000	Syntax-Brillian Corporation †,(a)	$1,008,600

Internet & Catalog Retail — 1.0%
84,000	PetMed Express, Inc. †,(a)	1,078,560

Total Consumer Discretionary		2,087,160

Industrials — 2.2%
Aerospace & Defense — 0.5%
41,000	TASER International, Inc. †,(a)	572,360

Commercial Services & Supplies — 1.7%
233,014	Intermap Technologies Corp. †	1,323,384
12,000	Monster Worldwide, Inc. †	493,200

		1,816,584

Total Industrials		2,388,944

Information Technology — 92.7%
Communications Equipment — 12.6%
90,000	Andrew Corporation †,(a)	1,299,600
46,500	Ciena Corporation †,(a)	1,680,045
133,200	Cisco Systems, Inc. †	3,709,620
34,000	Comtech Group, Inc. †	561,340
144,500	Corning Incorporated †	3,691,975
62,600	QUALCOMM Incorporated	2,716,214

		13,658,794

Computers & Peripherals — 20.5%
63,300	Apple Inc. †	7,725,132
42,500	Dell Inc. †	1,213,375
26,500	Diebold, Inc. (a)	1,383,300
86,500	EMC Corporation †	1,565,650
96,130	Hewlett-Packard Company	4,289,320
33,000	International Business Machines Corporation (a)	3,473,250
21,000	Lexmark International, Inc., Class A †,(a)	1,035,510
30,000	Logitech International S.A., ADR †,(a)	791,700
13,000	SanDisk Corporation †,(a)	636,220

		22,113,457

See Notes to Financial Statements.

1

Munder Technology Fund

Portfolio of Investments, June 30, 2007 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Electronic Equipment & Instruments — 1.5%
80,000	Bell Microproducts Inc. †,(a)	$521,600
65,000	Gerber Scientific, Inc. †	755,300
44,000	Wireless Ronin Technologies, Inc. †	352,000

		1,628,900

Information Technology Services — 5.6%
28,500	Accenture Ltd., Class A	1,222,365
17,000	Alliance Data Systems Corporation †	1,313,760
37,000	Automatic Data Processing, Inc.	1,793,390
39,500	Electronic Data Systems Corporation	1,095,335
31,500	Infocrossing, Inc. †,(a)	581,805

		6,006,655

Internet Software & Services — 12.3%
626,665	CMGI, Inc. †,(a)	1,221,997
93,500	Digital River, Inc. †,(a)	4,230,875
32,000	eBay Inc. †	1,029,760
7,600	Google Inc., Class A †	3,977,688
14,000	SINA Corporation †	586,040
45,500	Sohu.com Inc. †,(a)	1,455,545
76,200	TheStreet.com, Inc. (a)	829,056

		13,330,961

Semiconductors & Semiconductor Equipment — 16.6%
44,000	ANADIGICS, Inc. †,(a)	606,760
36,000	Broadcom Corporation, Class A †	1,053,000
22,000	Cree, Inc. †,(a)	568,700
50,900	GSI Technology, Inc. †	243,811
69,000	Integrated Device Technology, Inc. †	1,053,630
163,000	Intel Corporation	3,872,880
207,000	Micron Technology, Inc. †,(a)	2,593,710
105,000	O2Micro International Limited, ADR †	1,162,875
45,000	Pericom Semiconductor Corporation †	502,200
80,000	RF Micro Devices, Inc. †,(a)	499,200
107,000	Silicon Motion Technology Corporation, ADR †,(a)	2,656,810
30,400	Texas Instruments Incorporated	1,143,952

See Notes to Financial Statements.

2

Shares		Value

Semiconductors & Semiconductor Equipment (Continued)
203,000	TriQuint Semiconductor, Inc. †,(a)	$1,027,180
37,500	Xilinx, Inc. (a)	1,003,875

		17,988,583

Software — 23.6%
30,333	Activision, Inc. †	566,317
85,980	Adobe Systems Incorporated †	3,452,097
36,000	Ansoft Corporation †	1,061,640
224,000	Captaris, Inc. †,(a)	1,146,880
27,000	Cognos Incorporated †	1,071,090
46,500	McAfee, Inc. †	1,636,800
166,600	Microsoft Corporation	4,909,702
209,225	Oracle Corporation †	4,123,825
67,000	Red Hat, Inc. †,(a)	1,492,760
135,000	SourceForge, Inc. †,(a)	569,700
70,000	Sybase, Inc. †,(a)	1,672,300
70,500	Symantec Corporation †	1,424,100
42,000	THQ Inc. †,(a)	1,281,840
39,000	Ultimate Software Group, Inc. (The) †,(a)	1,128,270

		25,537,321

Total Information Technology		100,264,671

TOTAL COMMON STOCKS
(Cost $98,466,378)		104,740,775

LIMITED PARTNERSHIP — 1.7%
(Cost $2,137,029)
Information Technology — 1.7%
Multi-Industry — 1.7%
2,760,000	New Enterprise Associates 10, L.P. †,(b),(c),(d)	1,850,776

INVESTMENT COMPANY SECURITY — 2.2%
(Cost $2,329,837)
2,329,837	Institutional Money Market Fund (e)	2,329,837

COLLATERAL FOR SECURITIES ON LOAN — 17.1%
(Cost $18,549,654)
18,549,654	State Street Navigator Securities Trust – Prime Portfolio (f)	18,549,654

See Notes to Financial Statements.

3

Munder Technology Fund

Portfolio of Investments, June 30, 2007 (continued)

		Value

TOTAL INVESTMENTS
(Cost $121,482,898)	117.9%	$127,471,042
OTHER ASSETS AND LIABILITIES (Net)	(17.9)	(19,337,592)

NET ASSETS	100.0%	$108,133,450

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of June 30, 2007, (see Notes to Financial Statements, Note 2). At June 30, 2007, this security represents $1,850,776, 1.7% of net assets.

(c)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(d)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At June 30, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $1,850,776, 1.7% of net assets.

Security	Acquisition Date	Cost

New Enterprise Associates 10, L.P.	10/26/00	$206,111
	01/05/01	103,055
	07/27/01	51,528
	09/26/01	103,055
	01/16/02	109,335
	04/23/02	109,335
	07/12/02	109,335
	11/12/02	109,335
	02/04/03	110,618
	07/16/03	112,198
	09/19/03	115,936
	12/10/03	116,318
	04/19/04	116,746
	08/16/04	118,230
	12/28/04	126,500
	07/11/05	69,955
	01/13/06	72,417
	03/10/06	72,417
	04/03/06	72,417
	11/02/06	72,783
	05/01/07	59,405

(e)	Affiliated company security (see Notes to Financial Statements, Note 3).

(f)	At June 30, 2007, the market value of the securities on loan is $20,514,725.

ABBREVIATION:

ADR — American Depositary Receipt

See Notes to Financial Statements.

4

At June 30, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	86.9%	$93,909,626
Taiwan	2.5	2,656,810
China	2.4	2,602,925
Canada	2.2	2,394,474
Bermuda	1.1	1,222,365
Cayman Islands	1.1	1,162,875
Switzerland	0.7	791,700

TOTAL COMMON STOCKS	96.9	104,740,775
LIMITED PARTNERSHIP	1.7	1,850,776
INVESTMENT COMPANY SECURITY	2.2	2,329,837
COLLATERAL FOR SECURITIES ON LOAN	17.1	18,549,654

TOTAL INVESTMENTS	117.9	127,471,042
OTHER ASSETS AND LIABILITIES (Net)	(17.9)	(19,337,592)

NET ASSETS	100.0%	$108,133,450

See Notes to Financial Statements.

5

Munder Technology Fund

Statement of Assets and Liabilities, June 30, 2007

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $119,153,061)	$125,141,205
Securities of affiliated company (cost — $2,329,837)	2,329,837

Total Investments	127,471,042
Dividends receivable	27,056
Receivable for investment securities sold	1,002,757
Receivable for Fund shares sold	86,881
Prepaid expenses and other assets	51,727

Total Assets	128,639,463

LIABILITIES:
Custodian overdraft payable	53,578
Payable for investment securities purchased	909,379
Payable for Fund shares redeemed	424,951
Payable upon return of securities loaned	18,549,654
Transfer agency/record keeping fees payable	364,557
Trustees’ fees and expenses payable	50,757
Distribution and shareholder servicing fees payable — Class A, B and C Shares	43,923
Administration fees payable	15,470
Investment advisory fees payable	5,937
Custody fees payable	2,384
Accrued expenses and other payables	85,423

Total Liabilities	20,506,013

NET ASSETS	$108,133,450

Investments, at cost	$121,482,898

*	Including $20,514,725 of securities loaned.

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(41,646)
Accumulated net realized loss on investments sold	(1,552,891,136)
Net unrealized appreciation of investments	5,988,144
Paid-in capital	1,655,078,088

$108,133,450

NET ASSETS:
Class A Shares	$72,476,482

Class B Shares	$12,510,300

Class C Shares	$22,379,138

Class Y Shares	$767,530

SHARES OUTSTANDING:
Class A Shares	16,155,865

Class B Shares	2,950,222

Class C Shares	5,849,577

Class Y Shares	154,365

CLASS A SHARES:
Net asset value and redemption price per share	$4.49

Maximum sales charge	5.50%
Maximum offering price per share	$4.75

CLASS B SHARES:
Net asset value and offering price per share*	$4.24

CLASS C SHARES:
Net asset value and offering price per share*	$3.83

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$4.97

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Technology Fund

Statement of Operations, For the Year Ended June 30, 2007

INVESTMENT INCOME:
Interest	$11,825
Dividends on securities of unaffiliated companies(a)	340,276
Dividends on securities of affiliated company	39,456
Securities lending, net of borrower rebates	37,729

Total Investment Income	429,286

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	191,536
Class B Shares	134,040
Class C Shares	238,790
Transfer agency/record keeping fees	1,313,978
Investment advisory fees	1,137,188
Administration fees	189,094
Printing and mailing fees	142,309
Registration and filing fees	56,287
Legal and audit fees	43,782
Custody fees	42,685
Trustees’ fees and expenses	40,149
Other	18,681

Total Expenses	3,548,519

NET INVESTMENT LOSS	(3,119,233)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from security transactions	(2,273,882)
Net change in unrealized appreciation/(depreciation) of securities	28,989,926

Net realized and unrealized gain on investments	26,716,044

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,596,811

(a)	Net of foreign withholding taxes of $4,955.

See Notes to Financial Statements.

8

Munder Technology Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006(a)

Net investment loss	$(3,119,233)	$(3,725,907)
Net realized loss from security transactions	(2,273,882)	(33,833,899)
Net change in net unrealized appreciation/(depreciation) of securities	28,989,926	44,620,780

Net increase in net assets resulting from operations	23,596,811	7,060,974
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(21,922,909)	20,833,038
Class B Shares	(7,852,489)	(58,995,523)
Class C Shares	(8,560,178)	(10,820,512)
Class K Shares	—	(10,579)
Class Y Shares	(24,862)	(1,288,091)
Short-term trading fees	1,727	1,492
Voluntary contribution from Advisor	—	38,276

Net decrease in net assets	(14,761,900)	(43,180,925)
NET ASSETS:
Beginning of year	122,895,350	166,076,275

End of year	$108,133,450	$122,895,350

Accumulated net investment loss	$(41,646)	$(44,492)

(a)	Effective April 28, 2006, Class K Shares of the Fund are no longer offered for sale.

See Notes to Financial Statements.

9

Munder Technology Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006(a)

Amount
Class A Shares:
Sold*	$5,821,851	$47,249,462
Redeemed	(27,744,760)	(26,416,424)

Net increase/(decrease)	$(21,922,909)	$20,833,038

Class B Shares:
Sold	$539,596	$1,274,179
Redeemed*	(8,392,085)	(60,269,702)

Net decrease	$(7,852,489)	$(58,995,523)

Class C Shares:
Sold	$537,226	$531,810
Redeemed	(9,097,404)	(11,352,322)

Net decrease	$(8,560,178)	$(10,820,512)

Class K Shares:
Redeemed	$—	$(10,579)

Net decrease	$—	$(10,579)

Class Y Shares:
Sold	$47,334	$64,132
Redeemed	(72,196)	(1,352,223)

Net decrease	$(24,862)	$(1,288,091)

(a)	Effective April 28, 2006, Class K Shares of the Fund are no longer offered for sale.

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

10

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006(a)

Shares
Class A Shares:
Sold*	1,550,421	11,744,352
Redeemed	(6,957,776)	(6,763,373)

Net increase/(decrease)	(5,407,355)	4,980,979

Class B Shares:
Sold	142,031	344,116
Redeemed*	(2,319,351)	(15,818,916)

Net decrease	(2,177,320)	(15,474,800)

Class C Shares:
Sold	156,075	156,849
Redeemed	(2,668,523)	(3,379,934)

Net decrease	(2,512,448)	(3,223,085)

Class K Shares:
Redeemed	—	(2,626)

Net decrease	—	(2,626)

Class Y Shares:
Sold	10,607	14,755
Redeemed	(15,629)	(300,513)

Net decrease	(5,022)	(285,758)

(a)	Effective April 28, 2006, Class K Shares of the Fund are no longer offered for sale.

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

11

Munder Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$3.64	$3.54		$3.83	$3.26	$3.12

Income/(loss) from investment operations:
Net investment loss	(0.10)	(0.08)		(0.05)	(0.09)	(0.08)
Net realized and unrealized gain/(loss) on investments	0.95	0.18		(0.24)	0.66	0.22

Total from investment operations	0.85	0.10		(0.29)	0.57	0.14

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.00	(c)	—	—	—

Net asset value, end of period	$4.49	$3.64		$3.54	$3.83	$3.26

Total return(d)	23.35%	2.82	%(e)	(7.33)%	17.18%	4.49%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$72,476	$78,419		$58,757	$85,682	$90,905
Ratio of operating expenses to average net assets	2.87%	2.53%		2.56%	2.68%	3.00%
Ratio of net investment loss to average net assets	(2.49)%	(1.96)%		(1.28)%	(2.33)%	(2.68)%
Portfolio turnover rate	115%	135%		90%	53%	44%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.87%	2.53%		2.59%	2.78%	3.13%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on October 26, 1999.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	The voluntary contribution from Advisor had no impact on total return.

See Notes to Financial Statements.

12

B Shares

Year	Year		Year	Year	Year
Ended	Ended		Ended	Ended	Ended
6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$3.46	$3.40		$3.70	$3.17	$3.06

(0.12)	(0.10)		(0.07)	(0.11)	(0.10)
0.90	0.16		(0.23)	0.64	0.21

0.78	0.06		(0.30)	0.53	0.11

0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

—	0.00	(c)	—	—	—

$4.24	$3.46		$3.40	$3.70	$3.17

22.54%	1.76	%(e)	(8.11)%	16.72%	3.59%

$12,510	$17,718		$70,035	$109,400	$112,580
3.63%	3.26%		3.31%	3.43%	3.75%
(3.25)%	(2.79)%		(2.03)%	(3.08)%	(3.43)%
115%	135%		90%	53%	44%
3.63%	3.26%		3.34%	3.53%	3.88%

See Notes to Financial Statements.

13

Munder Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$3.12	$3.07		$3.34	$2.86	$2.76

Income/(loss) from investment operations:
Net investment loss	(0.11)	(0.09)		(0.06)	(0.10)	(0.09)
Net realized and unrealized gain/(loss) on investments	0.82	0.14		(0.21)	0.58	0.19

Total from investment operations	0.71	0.05		(0.27)	0.48	0.10

Short-term trading fees	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—	0.00	(c)	—	—	—

Net asset value, end of period	$3.83	$3.12		$3.07	$3.34	$2.86

Total return(d)	22.76%	1.63	%(e)	(7.81)%	16.43%	3.62%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$22,379	$26,118		$35,538	$54,891	$61,337
Ratio of operating expenses to average net assets	3.62%	3.27%		3.31%	3.43%	3.75%
Ratio of net investment loss to average net assets	(3.25)%	(2.74)%		(2.03)%	(3.08)%	(3.43)%
Portfolio turnover rate	115%	135%		90%	53%	44%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.62%	3.27%		3.34%	3.53%	3.88%

(a)	Prior to the close of business of October 31, 2003 the Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on November 16, 1999, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II Shares and reflect the fees and expenses of the Class II Shares. Class Y Shares of the Fund commenced operations on August 26, 1999.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	The voluntary contribution from Advisor had no impact on total return.

See Notes to Financial Statements.

14

Y Shares

Year	Year		Year	Year	Year
Ended	Ended		Ended	Ended	Ended
6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$4.02	$3.90		$4.20	$3.57	$3.41

(0.10)	(0.07)		(0.04)	(0.09)	(0.08)
1.05	0.19		(0.26)	0.72	0.24

0.95	0.12		(0.30)	0.63	0.16

0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

—	0.00	(c)	—	—	—

$4.97	$4.02		$3.90	$4.20	$3.57

23.63%	3.08	%(e)	(7.14)%	17.65%	4.69%

$768	$641		$1,736	$3,444	$2,963
2.60%	2.24%		2.31%	2.43%	2.75%
(2.21)%	(1.75)%		(1.09)%	(2.08)%	(2.43)%
115%	135%		90%	53%	44%
2.60%	2.24%		2.34%	2.53%	2.88%

See Notes to Financial Statements.

15

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16

Munder Technology Fund

Notes to Financial Statements, June 30, 2007

1.	Organization

    As of June 30, 2007, The Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Technology Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. As of June 30, 2007, the Fund was classified as a non-diversified management investment company under the 1940 Act. The Fund’s goal is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 4 classes of shares — Class A, Class B, Class C, and Class Y Shares. Prior to April 28, 2006, the Fund also offered Class K Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of June 30, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

17

Munder Technology Fund

Notes to Financial Statements, June 30, 2007 (continued)

pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

18

Munder Technology Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Prior to December 14, 2006, the limit on securities lending was 25% of the value of the Fund’s total assets. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of

19

Munder Technology Fund

Notes to Financial Statements, June 30, 2007 (continued)

the Fund by the lending agent and is not reflected in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

20

Munder Technology Fund

Notes to Financial Statements, June 30, 2007 (continued)

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined that there is no impact on the Fund’s financial statements.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 1.00% on the first $300 million; 0.90% on assets above $300 million up to $1 billion; and 0.80% on assets exceeding $1 billion. Prior to December 29, 2006, the fee was computed daily and payable monthly. During the year ended June 30, 2007, the Fund paid an annual effective rate of 1.00% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

21

Munder Technology Fund

Notes to Financial Statements, June 30, 2007 (continued)

    For the year ended June 30, 2007, the Advisor earned $189,094 before payment of sub-administration fees and $115,945 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2007, the Fund paid an annual effective rate of 0.1659% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the year ended June 30, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $1,532 in advisory fees before waivers and expense reimbursements ($45 after waivers and reimbursements) and $649 in administration fees.

    The Advisor made a voluntary capital contribution to the Fund during the year ended June 30, 2006 of $38,276 after completing a review of certain shareholder trading activities and the application of the Fund’s redemption fee policy in prior years.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $0 for its administrative, record keeping and other related services provided to the Fund for the period ended December 29, 2006. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $6 from commissions on Class A Shares of the Fund for the period ended December 29, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and

22

Munder Technology Fund

Notes to Financial Statements, June 30, 2007 (continued)

Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the year ended June 30, 2007, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST, MSTII or @Vantage. No officer, director or employee of Comerica or any of its affiliates received any compensation from MST, MSTII or @Vantage during the period ended December 29, 2006.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B and Class C Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees

0.25%	1.00%	1.00%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 29, 2006, the Fund paid $106 to Comerica Securities and $1 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B and Class C shareholders.

23

Munder Technology Fund

Notes to Financial Statements, June 30, 2007 (continued)

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $130,440,184 and $172,705,277, respectively, for the year ended June 30, 2007.

    At June 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $14,527,163, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $8,490,446 and net appreciation for Federal income tax purposes was $6,036,717. At June 30, 2007, aggregate cost for Federal income tax purposes was $121,434,325.

6.	Investment Concentration

    The Fund primarily invests in equity securities of technology-related companies. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

7. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the year ended June 30, 2007, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2007, total commitment fees for the Fund were $1,232.

8. Commitments

    The Fund invests in a private placement that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At June 30, 2007, the Fund had total commitments to contribute $240,000 to the private placement issuer when and if required.

24

Munder Technology Fund

Notes to Financial Statements, June 30, 2007 (continued)

9. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2007, permanent differences resulting primarily from net operating losses and partnership basis adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net	Net	Paid-In
Investment Income	Realized Gain	Capital

$3,122,079	$16,516	$(3,138,595)

    At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Capital	Unrealized
Loss Carryover	Appreciation	Total

$(1,552,939,709)	$6,036,717	$(1,546,902,992)

    The differences between book and tax distributable earnings are primarily due to wash sales, deferred trustees’ fees and partnership basis adjustments.

    As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $1,552,939,709 of unused capital losses of which $149,921,329, $1,053,993,850, $186,583,565, $75,068,939, $19,210,173, $38,631,395 and $29,530,458 expire in 2009, 2010, 2011, 2012, 2013, 2014 and 2015, respectively.

25

Munder Technology Fund

Notes to Financial Statements, June 30, 2007 (continued)

11. Tax Information (Unaudited)

    For the fiscal year ended June 30, 2007, the Fund designates approximately $345,231 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

12. Subsequent Event

    Effective August 31, 2007, the Fund will be classified as a diversified management investment company under the 1940 Act.

13. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

14. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

16. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated December 29, 2006 (”Advisory

26

Munder Technology Fund

Notes to Financial Statements, June 30, 2007 (continued)

Agreement”). On May 15, 2007, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2007. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    As discussed in greater detail below, the Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the ”Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a ”Non-Interested Trustee” to the extent the Trustee is not an ”interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.) The discussion below is not intended to be all-inclusive.

    The Board reviewed a variety of factors and considered a significant amount of information. The determination to renew the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

27

Munder Technology Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the general experience, business, operations and financial condition of the Advisor. In this regard, the Board was presented with detailed information concerning recent changes to the organizational structure of the Advisor and the stability of the current organizational structure of the Advisor;

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning recent changes within key management positions at the Advisor, the promotion of employees from within the Advisor in 2006 and 2007, the organizational structure and depth of the Advisor’s management team, and the Advisor’s personnel retention efforts;

•	the services provided by the Advisor during the previous year and the services anticipated to be provided in the upcoming year;

•	the Advisor’s efforts in recent years and on an ongoing basis to focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the Advisor’s efforts in recent years and on an ongoing basis to grow Fund assets through increased marketing efforts and a focus on asset retention;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds; and

•	the terms of the Advisory Agreement.

28

Munder Technology Fund

Notes to Financial Statements, June 30, 2007 (continued)

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three- and five-year and since inception total return, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2006 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s ”peer group” as categorized by Lipper, Inc. (”Lipper”). In addition, the Board considered the Fund’s one-, three- and five-year Lipper ”ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three- and five-year and the overall ”star” ratings of the Fund by Morningstar, Inc. (“Morningstar”).

    The Board considered the one-, three- and five-year total return on a net basis of the Fund’s Class Y Shares as of December 31, 2006 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. The Board also considered the Fund’s one-, three- and five-year total return as compared to the performance of other funds in the same Morningstar category as the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, trailed the performance of the benchmark for the one-, three-, five- and ten-year and since inception periods, and (2) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, trailed the median performance of the Fund’s Lipper peer group for the one-, three-, five- and ten-year periods.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor for the year to date period ended December 28, 2006, and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2007, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

29

Munder Technology Fund

Notes to Financial Statements, June 30, 2007 (continued)

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints and reduction in breakpoint fees implemented by the Advisor with respect to certain of the Munder Funds in August 2006. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with average assets in a range comparable to the Fund’s average assets. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of each fund in the same Morningstar category as the Fund. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party mutual fund data provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of ”soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based

30

Munder Technology Fund

Notes to Financial Statements, June 30, 2007 (continued)

on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2007.

17. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2007, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 59	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (10/97 to 12/05).	25	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 60	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 70	Trustee	Indefinite; since 5/93	Professor of Finance, Stephen M. Ross School of Business-University of Michigan (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

31

Munder Technology Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 58	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 48	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97); Masco Corporation (since 12/06).

32

Munder Technology Fund

Notes to Financial Statements, June 30, 2007 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 51	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company (since 1/06); ACE Aviation Holdings Inc. (since 10/06); Air Canada (since 10/06).

Interested Trustee

Michael T. Monahan(4) c/o The Munder Funds 480 Pierce Street Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an ”interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, which was the indirect parent company of the Advisor until December 29, 2006. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

33

Munder Technology Fund

Notes to Financial Statements, June 30, 2007 (continued)

Term of
	Position(s)	Office(1) and
	with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Birmingham, MI 48009 Age 49	President & Principal Executive Officer	through 2/08; since 4/06	Chief Executive Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 12/06); Chief Executive Officer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); President and Chief Investment Officer of Munder Capital Management (3/06 to 12/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Birmingham, MI 48009 Age 49	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/08; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Executive Vice President and General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Birmingham, MI 48009 Age 41	Vice President & Principal Financial Officer	through 2/08; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Managing Director, Chief Administrative Officer and Treasurer of Munder Capital Holdings, LLC (investment advisor holding company) (since 12/06); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Birmingham, MI 48009 Age 38	Treasurer & Principal Accounting Officer	through 2/08; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

34

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Technology Fund and

Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Technology Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Technology Fund of Munder Series Trust at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 17, 2007

35

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36

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNTECH607

Item 2. Code of Ethics.
As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.
The Code of Ethics is attached hereto as Exhibit 12(a)(1).
Item 3. Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John Rakolta, Jr., David J. Brophy and Arthur T. Porter are each an “audit committee financial expert” and each is “independent” (as each term is defined in Item 3 of Form N-CSR). Dr. Brophy qualifies as an audit committee financial expert based on his experience as a Professor of Finance at the University of Michigan Business School since 1966, service as a director and advisor to a number of financial services firms and past service as a director of several public companies.
Item 4. Principal Accountant Fees and Services.
As of June 30, 2007, the registrant had 23 series, as follows: Institutional Money Market Fund, Liquidity Money Market Fund, Munder Asset Allocation Fund — Balanced, Munder Bond Fund, Munder Cash Investment Fund, Munder Energy Fund, Munder Index 500 Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder International Equity Fund, Munder Internet Fund, Munder Large-Cap Growth Fund, Munder Large-Cap Value Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Core Growth Fund, Munder Real Estate Equity Investment Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Small-Cap Value Fund, Munder Small-Mid Cap Fund, Munder Tax-Free Money Market Fund, Munder Tax-Free Short & Intermediate Bond Fund and Munder Technology Fund.
As of June 30, 2007, all series of the registrant had a fiscal year end of June 30. As of December 31, 2005, the Institutional Money Market Fund, Liquidity Money Market Fund, Munder S&P MidCap Index Equity Fund and Munder S&P SmallCap Index Equity Fund (collectively, the “Former 12/31 Munder Funds”) had a fiscal year end of December 31 and all other series of the registrant (collectively, the “6/30 Munder Funds”) had a fiscal year end of June 30. Effective February 14, 2006, the Former 12/31 Munder Funds changed their fiscal year end from December 31 to June 30.
Information provided in response to Item 4 includes amounts billed during the applicable fiscal years for services rendered by Ernst & Young LLP (“E&Y”), the registrant’s principal accountant, to (1) the Former 12/31 Munder Funds and the 6/30 Munder Funds, (2) series of the registrant that were reorganized into other series of the registrant during the relevant time period, and (3) series of the registrant that were liquidated during the relevant time period.

(a) Audit Fees
The aggregate fees billed for professional services rendered by E&Y for the audit of the registrant’s annual financial statements or services normally provided in connection with statutory and regulatory filings for the last two fiscal years ended December 31 and June 30, as applicable, are as set forth below.

	Former 12/31	6/30
	Munder Funds	Munder Funds
Year ended 6/30/07	$494,029
Period ended 6/30/06	$36,225	N/A
Year ended 6/30/06	N/A	$400,250
Year ended 12/31/05	$69,000	N/A
(b) Audit Related Fees
The registrant was not billed any fees by E&Y for the period ended June 30, 2006 or the fiscal year ended December 31, 2005 for the Former 12/31 Munder Funds, for the fiscal year ended June 30, 2006 for the 6/30 Munder Funds, or for the fiscal year ended June 30, 2007 for either the Former 12/31 Munder Funds or the 6/30 Munder Funds for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statements and not otherwise included above.
For the Former 12/31 Munder Funds, during the period ended June 30, 2006 and the fiscal year ended December 31, 2005, no fees for assurance and related services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant. For the 6/30 Munder Funds, during the fiscal year ended June 30, 2006, $11,200 in fees for assurance and related services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant. The fees paid during the fiscal year ended June 30, 2006 related to reorganization transactions and liquidations involving certain Munder Funds in which E&Y was asked to provide consents to include portions of the affected Funds’ audited financial statements in the reorganization proxy statements/prospectuses and professional services for tax advice and tax planning associated with such reorganization transactions and liquidations. For both the Former 12/31 Munder Funds and the 6/30 Munder Funds, during the fiscal year ended June 30, 2007, no fees for assurance and related services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.
(c) Tax Fees
The aggregate fees billed for professional services rendered by E&Y for tax compliance, tax advice and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31 and June 30, as applicable, are as set forth below.

	Former 12/31	6/30
	Munder Funds	Munder Funds
Year ended 6/30/07	$140,645
Period ended 6/30/06	$19,425	N/A
Year ended 6/30/06	N/A	$117,720
Year ended 12/31/05	$27,000	N/A

During the period ended June 30, 2006 and the fiscal year ended December 31, 2005 for the Former 12/31 Munder Funds, the fiscal year ended June 30, 2006 for the 6/30 Munder Funds, and for the fiscal year ended June 30, 2007 for both the Former 12/31 Munder and the 6/30 Munder Funds, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.
(d) All Other Fees
The aggregate fees billed by E&Y for professional services associated with identifying any passive foreign investment companies that the registrant may hold in order to ensure their appropriate tax treatment for the last two fiscal years ended December 31 and June 30, as applicable, are as set forth below.

	Former 12/31	6/30
	Munder Funds	Munder Funds
Year ended 6/30/07	$18,330
Period ended 6/30/06	$136	N/A
Year ended 6/30/06	N/A	$16,152
Year ended 12/31/05	$0	N/A
During the period ended June 30, 2006 and the fiscal year ended December 31, 2005 for the Former 12/31 Munder Funds, the fiscal year ended June 30, 2006 for the 6/30 Munder Funds, and for the fiscal year ended June 30, 2007 for both the Former 12/31 Munder Funds and the 6/30 Munder Funds, no fees for other services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.
(e) Pre-Approval Policies and Procedures
Pursuant to the registrant’s Audit Committee Charter (“Charter”), the Audit Committee is responsible for approving in advance the firm to be employed as the registrant’s independent auditor. In addition, the Charter provides that the Audit Committee is responsible for approving any and all proposals by the registrant, its investment adviser or their affiliated persons or any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant to employ the independent auditor to render permissible non-audit services to such entity, provided those permissible non-audit services relate directly to the operations and financial reporting of the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether such services are consistent with the independent auditor’s independence. The Charter further permits the Audit Committee to delegate to one or more of its members authority to pre-approve permissible non-audit services to the registrant, provided that any pre-approval determination of a delegate be presented to the full Audit Committee at its next meeting. Since November 12, 2002, the Audit Committee has delegated such authority to its Chairman.
Pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, pre-approval is required for non-audit services billed by E&Y to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the services relate directly to the operations and financial reporting of the registrant. As disclosed above in Items 4(b) through (d), there were no fees for such services during the applicable periods, except for $11,200 paid during the fiscal year ended June 30, 2006 as disclosed in Item 4(b). One hundred percent (100%) of the services provided for such fees was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on E&Y’s engagement to audit the registrant’s financial statements for the fiscal year ended June 30, 2007 were attributed to work performed by persons other than E&Y’s full-time, permanent employees.
(g) E&Y did not bill the registrant for any other non-audit services for the fiscal period ended June 30, 2006 and the fiscal year ended December 31, 2005 for the Former 12/31 Munder Funds, for the fiscal year ended June 30, 2006 for the 6/30 Munder Funds, or for the fiscal year ended June 30, 2007 for either the Former 12/31 Munder Funds and the 6/30 Munder Funds, other than as disclosed above.
The aggregate non-audit fees billed by E&Y for services rendered to Munder Capital Management, the registrant’s investment adviser, for the Former 12/31 Munder Funds for the fiscal period ended June 30, 2006 and the fiscal year ended December 31, 2005 were $246,810 and $425,600, respectively. The aggregate non-audit fees billed by E&Y for services rendered to Munder Capital Management, the registrant’s investment adviser, for the 6/30 Munder Funds for the fiscal year ended June 30, 2006 were $421,010. The aggregate non-audit fees billed by E&Y for services rendered to Munder Capital Management, the registrant’s investment adviser, for the fiscal year ended June 30, 2007 for both the Former 12/31 Munder Funds and the 6/30 Munder Funds were $496,729.
The aggregate non-audit fees billed by E&Y for services rendered to entities controlling, controlled by, or under common control with Munder Capital Management that provide ongoing services to the registrant, for the Former 12/31 Munder Funds for the fiscal period ended June 30, 2006 and the fiscal year ended December 31, 2005 were $40,000 and $76,028, respectively. The aggregate non-audit fees billed by E&Y for services rendered to entities controlling, controlled by, or under common control with Munder Capital Management that provide ongoing services to the registrant, for the 6/30 Munder Funds for the fiscal year ended June 30, 2006 were $59,000. The aggregate non-audit fees billed by E&Y for services rendered to entities controlling, controlled by, or under common control with Munder Capital Management that provide ongoing services to the registrant, for the fiscal year ended June 30, 2007 for both the Former 12/31 Munder Funds and the 6/30 Munder Funds were $19,132.
(h) The registrant’s Audit Committee has determined that the non-audit services E&Y has rendered to Munder Capital Management and any entity controlling, controlled by, or under common control with Munder Capital Management that provides ongoing services to the registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining E&Y’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a)(1) The Code of Ethics is attached hereto.
(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended are attached hereto.
(a)(3) Not applicable.
(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date: September 7, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date: September 7, 2007

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date: September 7, 2007